Bridge Builder Core Bond Fund

Schedule of Investments

September 30, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 98.20%
Asset-Backed Obligations – 13.11%
510 Asset Backed 2021-NPL1 Trust
2.24%, 06/25/2061, Series 2021-NPL1, Class A1(1)(2)	$1,075	$1,002
510 Asset Backed 2021-NPL2 Trust
2.12%, 06/25/2061, Series 2021-NPL2, Class A1(1)(2)	3,985	3,642
Academic Loan Funding Trust 2013-1
6.23% (30-day Average SOFR + 0.91%), 12/26/2044, Series 2013-1A, Class A(1)(3)	440	426
ACC Trust 2022-1
2.55%, 02/20/2025, Series 2022-1, Class B(1)	5,000	4,776
Accelerated 2021-1H LLC
1.90%, 10/20/2040, Series 2021-1H, Class B(1)	2,117	1,903
Ajax Mortgage Loan Trust 2021-B
2.24%, 06/25/2066, Series 2021-B, Class A(1)(2)	5,560	5,257
Allegro CLO VII Ltd.
6.67% (3 Month Term SOFR + 1.36%, 1.10% Floor), 06/13/2031, Series 2018-1A, Class A(1)(3)	12,000	11,939
Ally Auto Receivables Trust 2023-1
5.46%, 05/15/2028, Series 2023-1, Class A3	6,302	6,288
American Credit Acceptance Receivables Trust 2020-4
1.31%, 12/14/2026, Series 2020-4, Class C(1)	549	545
American Credit Acceptance Receivables Trust 2022-3
4.12%, 02/13/2026, Series 2022-3, Class A(1)	238	238
American Express Credit Account Master Trust
5.15%, 09/16/2030, Series 2023-4, Class A	8,634	8,582
5.23%, 09/15/2028, Series 2023-3, Class A	8,520	8,503
American Express Credit Account Master Trust 2023-1
4.87%, 05/15/2028, Series 2023-1, Class A	3,852	3,804
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036, Series 2014-SFR2, Class A(1)	3,480	3,398
4.29%, 10/17/2036, Series 2014-SFR2, Class B(1)	300	294
6.23%, 10/17/2036, Series 2014-SFR2, Class E(1)	1,000	990
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036, Series 2014-SFR3, Class C(1)	600	585
6.42%, 12/17/2036, Series 2014-SFR3, Class E(1)	1,000	992
American Homes 4 Rent 2015-SFR1 Trust
3.47%, 04/17/2052, Series 2015-SFR1, Class A(1)	1,892	1,820
5.64%, 04/17/2052, Series 2015-SFR1, Class E(1)	3,900	3,833
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2052, Series 2015-SFR2, Class A(1)	1,657	1,587
AmeriCredit Automobile Receivables Trust 2020-2
0.97%, 02/18/2026, Series 2020-2, Class B	214	214
AmeriCredit Automobile Receivables Trust 2021-1
0.37%, 08/18/2025, Series 2021-1, Class A3	393	392
AmeriCredit Automobile Receivables Trust 2021-2
1.01%, 01/19/2027, Series 2021-2, Class C	4,600	4,230
AmeriCredit Automobile Receivables Trust 2021-3
0.76%, 08/18/2026, Series 2021-3, Class A3	2,274	2,206
1.41%, 08/18/2027, Series 2021-3, Class C	5,100	4,623
AmeriCredit Automobile Receivables Trust 2023-1
5.80%, 12/18/2028, Series 2023-1, Class C	6,800	6,711
Amortizing Residential Collateral Trust 2002-BC5
6.47% (1 Month Term SOFR + 1.15%, 1.04% Floor), 07/25/2032, Series 2002-BC5, Class M1(3)	265	265
AMSR 2019-SFR1 Trust
3.02%, 01/19/2039, Series 2019-SFR1, Class B(1)	2,471	2,224
AMSR 2020-SFR3 Trust
2.56%, 09/17/2037, Series 2020-SFR3, Class E1(1)	7,734	7,068
AMSR 2020-SFR4 Trust
1.36%, 11/17/2037, Series 2020-SFR4, Class A(1)	4,300	3,902
1.86%, 11/17/2037, Series 2020-SFR4, Class C(1)	9,000	8,183
AMSR 2021-SFR1 Trust
2.90%, 06/17/2038, Series 2021-SFR1, Class E2(1)	3,950	3,168
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class E1(1)	10,000	8,701
Anchorage Capital CLO 2013-1 Ltd.
6.81% (3 Month Term SOFR + 1.51%), 10/13/2030, Series 2013-1A, Class A1R(1)(3)	2,069	2,063
Anchorage Capital CLO 26 Ltd.
7.32% (3 Month Term SOFR + 2.20%, 2.20% Floor), 07/19/2034, Series 2023-26A, Class A1(1)(3)	20,750	20,811
Anchorage Capital CLO 8 Ltd.
6.82% (3 Month Term SOFR + 1.46%, 1.20% Floor), 10/27/2034, Series 2016-8A, Class AR2A(1)(3)	15,500	15,350
Apres Static CLO Ltd.
6.64% (3 Month Term SOFR + 1.33%), 10/15/2028, Series 2019-1A, Class A1R(1)(3)	787	786
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6
6.11% (1 Month Term SOFR + 0.79%, 0.68% Floor), 11/25/2033, Series 2003-HE6, Class A2(3)	969	962
Atlas Senior Loan Fund III Ltd.
6.47% (3 Month Term SOFR + 1.09%), 11/17/2027, Series 2013-1A, Class AR(1)(3)	134	133
Avis Budget Rental Car Funding AESOP LLC
1.38%, 08/20/2027, Series 2021-1A, Class A(1)	12,900	11,382
1.66%, 02/20/2028, Series 2021-2A, Class A(1)	14,400	12,545
2.33%, 08/20/2026, Series 2020-1A, Class A(1)	6,100	5,716
2.36%, 03/20/2026, Series 2019-3A, Class A(1)	6,800	6,473
3.83%, 08/21/2028, Series 2022-1A, Class A(1)	17,300	16,003
4.00%, 03/20/2025, Series 2018-2A, Class A(1)	5,800	5,771
5.20%, 10/20/2027, Series 2023-2A, Class A(1)	4,500	4,388

BA Credit Card Trust
0.34%, 05/15/2026, Series 2020-A1, Class A1	3,665	3,626
4.79%, 05/15/2028, Series 2023-A1, Class A1	6,566	6,471
Balboa Bay Loan Funding 2020-1 Ltd.
6.72% (3 Month Term SOFR + 1.38%, 1.12% Floor), 01/20/2032, Series 2020-1A, Class AR(1)(3)	16,750	16,705
Barings CLO Ltd. 2023-I
6.69% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 01/20/2034, Series LP-2A, Class A(1)(3)	22,150	22,064
Battalion CLO X Ltd.
6.78% (3 Month Term SOFR + 1.43%, 1.17% Floor), 01/25/2035, Series 2016-10A, Class A1R2(1)(3)	2,000	1,981
Bayview Financial Mortgage Pass-Through Trust 2007-B
7.33%, 08/28/2047, Series 2007-B, Class 1A2(2)	98	80
Bear Stearns Asset Backed Securities Trust 2003-2
6.93% (1 Month Term SOFR + 1.61%, 1.50% Floor, 11.00% Cap), 03/25/2043, Series 2003-2, Class A3(3)	1,463	1,416
BMW Vehicle Owner Trust 2020-A
0.62%, 04/26/2027, Series 2020-A, Class A4	2,579	2,529
BMW Vehicle Owner Trust 2023-A
5.47%, 02/25/2028, Series 2023-A, Class A3	8,756	8,733
BOF VII AL Funding Trust I
6.29%, 07/26/2032, Series 2023-CAR3, Class A2(1)	9,792	9,737
6.63%, 07/26/2032, Series 2023-CAR3, Class B(1)	3,593	3,558
Business Jet Securities 2020-1 LLC
2.98%, 11/15/2035, Series 2020-1A, Class A(1)	2,326	2,180
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(1)	2,762	2,512
BXG Receivables Note Trust 2022-A
5.35%, 09/28/2037, Series 2022-A, Class C(1)	8,186	7,602
Capital One Multi-Asset Execution Trust
1.39%, 07/15/2030, Series 2021-A2, Class A2	4,701	3,918
4.42%, 05/15/2028, Series 2023-A1, Class A	10,233	9,981
Capital One Prime Auto Receivables Trust 2021-1
0.77%, 09/15/2026, Series 2021-1, Class A3	1,391	1,335
Carlyle U.S. CLO 2021-11 Ltd.
6.71% (3 Month Term SOFR + 1.36%, 1.10% Floor), 01/25/2033, Series 2021-11A, Class A(1)(3)	30,000	29,802
CarMax Auto Owner Trust 2020-3
0.77%, 03/16/2026, Series 2020-3, Class A4	2,901	2,830
Carmax Auto Owner Trust 2021-1
0.34%, 12/15/2025, Series 2021-1, Class A3	1,433	1,397
0.53%, 10/15/2026, Series 2021-1, Class A4	4,057	3,780
CarMax Auto Owner Trust 2021-2
1.34%, 02/16/2027, Series 2021-2, Class C	4,180	3,846
CarMax Auto Owner Trust 2021-3
0.55%, 06/15/2026, Series 2021-3, Class A3	3,870	3,715
1.25%, 05/17/2027, Series 2021-3, Class C	3,350	3,039
CarMax Auto Owner Trust 2021-4
0.56%, 09/15/2026, Series 2021-4, Class A3	3,645	3,491
1.38%, 07/15/2027, Series 2021-4, Class C	2,850	2,570
CarMax Auto Owner Trust 2022-1
1.47%, 12/15/2026, Series 2022-1, Class A3	6,524	6,278
2.20%, 11/15/2027, Series 2022-1, Class C	4,200	3,840
2.47%, 07/17/2028, Series 2022-1, Class D	2,000	1,813
CarMax Auto Owner Trust 2023-1
4.75%, 10/15/2027, Series 2023-1, Class A3	4,464	4,392
Carmax Auto Owner Trust 2023-3
5.28%, 05/15/2028, Series 2023-3, Class A3	8,028	7,967
CarNow Auto Receivables Trust 2021-2
1.30%, 01/15/2026, Series 2021-2A, Class B(1)	393	392
Carvana Auto Receivables Trust 2019-3
3.04%, 04/15/2025, Series 2019-3A, Class D(1)	1,079	1,077
Carvana Auto Receivables Trust 2021-P3
1.03%, 06/10/2027, Series 2021-P3, Class A4	2,994	2,673
Carvana Auto Receivables Trust 2023-N1
5.92%, 07/10/2029, Series 2023-N1, Class C(1)	6,625	6,461
6.36%, 04/12/2027, Series 2023-N1, Class A(1)	3,517	3,521
Carvana Auto Receivables Trust 2023-P3
5.82%, 08/10/2028, Series 2023-P3, Class A3(1)	2,748	2,733
CFIN 2022-RTL1 Issuer LLC
3.25%, 02/16/2026, Series 2022-RTL1, Class AA(1)	9,447	8,841
Chase Funding Trust Series 2003-4
4.87%, 05/25/2033, Series 2003-4, Class 1A5(2)	68	64
Chase Funding Trust Series 2003-6
4.83%, 11/25/2034, Series 2003-6, Class 1A5(2)	79	75
4.83%, 11/25/2034, Series 2003-6, Class 1A7(2)	134	127
Chase Issuance Trust
5.08%, 09/16/2030, Series 2023-A2, Class A	5,551	5,499
CIFC Funding 2018-II Ltd.
6.63% (3 Month Term SOFR + 1.30%), 04/20/2031, Series 2018-2A, Class A1(1)(3)	11,800	11,771
CIFC Funding 2021-V Ltd.
6.71% (3 Month Term SOFR + 1.40%, 1.40% Floor), 07/15/2034, Series 2021-5A, Class A(1)(3)	10,000	9,941
Citizens Auto Receivables Trust 2023-1
5.84%, 01/18/2028, Series 2023-1, Class A3(1)	11,475	11,452
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042, Series 2017-BGS, Class A1(1)	2,195	1,974
Commonbond Student Loan Trust 2018-A-GS
3.21%, 02/25/2044, Series 2018-AGS, Class A1(1)	1,734	1,578
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046, Series 2018-CGS, Class A1(1)	465	433
Consumer Receivables Asset Investment Trust 2021-1
9.06% (3 Month Term SOFR + 3.75%, 3.00% Floor), 12/15/2024, Series 2021-1, Class A1X(1)(3)	1,711	1,714
Continental Finance Credit Card ABS Master Trust
2.24%, 12/15/2028, Series 2020-1A, Class A(1)	4,000	3,886
6.19%, 10/15/2030, Series 2022-A, Class A(1)	10,045	9,700

COOF Securitization Trust 2014-1 Ltd.
2.85%, 06/25/2040, Series 2014-1, Class A(1)(4)	297	22
CoreVest American Finance 2019-1 Trust
3.88%, 03/15/2052, Series 2019-1, Class B(1)	4,860	4,811
CoreVest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(1)	2,822	2,685
3.16%, 10/15/2052, Series 2019-3, Class B(1)	2,250	1,899
3.27%, 10/15/2052, Series 2019-3, Class C(1)	5,862	4,880
CoreVest American Finance 2020-3 Trust
2.20%, 08/15/2053, Series 2020-3, Class B(1)	6,314	4,894
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035, Series 2004-S1, Class A3(2)	6	6
CPS Auto Receivables Trust 2022-C
4.18%, 04/15/2030, Series 2022-C, Class A(1)	1,979	1,966
5.28%, 04/15/2030, Series 2022-C, Class C(1)	6,000	5,868
Credit Acceptance Auto Loan Trust 2020-2
2.73%, 11/15/2029, Series 2020-2A, Class C(1)	3,500	3,495
Credit Acceptance Auto Loan Trust 2021-4
1.26%, 10/15/2030, Series 2021-4, Class A(1)	2,488	2,410
Credit Acceptance Auto Loan Trust 2022-3
8.45%, 02/15/2033, Series 2022-3A, Class C(1)	9,500	9,681
Credit Acceptance Auto Loan Trust 2023-1
6.48%, 03/15/2033, Series 2023-1A, Class A(1)	907	907
Credit Acceptance Auto Loan Trust 2023-2
5.92%, 05/16/2033, Series 2023-2A, Class A(1)	17,288	17,096
Credit Acceptance Auto Loan Trust 2023-3
6.39%, 08/15/2033, Series 2023-3A, Class A(1)	5,800	5,784
Crossroads Asset Trust 2021-A
2.52%, 01/20/2026, Series 2021-A, Class D(1)	1,500	1,452
CWABS Asset-Backed Certificates Trust 2005-10
4.11%, 02/25/2036, Series 2005-10, Class AF6(4)	3	3
CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036, Series 2005-17, Class 1AF5(4)	6	5
CWABS Asset-Backed Certificates Trust 2006-10
5.97%, 09/25/2046, Series 2006-10, Class 1AF3(4)	6	6
CWABS, Inc. Asset-Backed Certificates Series 2004-1
5.99% (1 Month Term SOFR + 0.67%, 0.56% Floor), 04/25/2034, Series 2004-1, Class 3A(3)	1	1
6.18% (1 Month Term SOFR + 0.86%, 0.75% Floor), 03/25/2034, Series 2004-1, Class M1(3)	5	5
6.26% (1 Month Term SOFR + 0.94%, 0.83% Floor), 03/25/2034, Series 2004-1, Class M2(3)	4	4
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
6.21% (1 Month Term SOFR + 0.89%, 0.78% Floor), 11/25/2034, Series 2004-6, Class 2A5(3)	307	288
6.33% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/25/2034, Series 2004-6, Class M1(3)	6	6
DataBank Issuer
2.06%, 02/27/2051, Series 2021-1A, Class A2(1)	6,150	5,401
Delta Air Lines 2015-1 Class AA Pass-Through Trust
3.63%, 07/30/2027	847	790
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032, Series 2019-1A, Class B(1)	1,325	1,324
Discover Card Execution Note Trust
1.03%, 09/15/2028, Series 2021-A2, Class A2	4,668	4,116
4.93%, 06/15/2028, Series 2023-A2, Class A	11,947	11,801
Diversified Abs Phase VI LLC
7.50%, 11/28/2039, Series VI, Class A	6,499	6,254
Drive Auto Receivables Trust 2021-1
1.02%, 06/15/2027, Series 2021-1, Class C	1,034	1,021
DT Auto Owner Trust 2021-2
1.10%, 02/16/2027, Series 2021-2A, Class C(1)	1,835	1,794
DT Auto Owner Trust 2021-4
1.02%, 05/15/2026, Series 2021-4A, Class B(1)	4,583	4,516
DT Auto Owner Trust 2023-1
5.19%, 10/16/2028, Series 2023-1A, Class B(1)	2,241	2,208
DT Auto Owner Trust 2023-2
5.79%, 02/15/2029, Series 2023-2A, Class C(1)	8,785	8,647
DT Auto Owner Trust 2023-3
6.29%, 08/16/2027, Series 2023-3A, Class A(1)	4,643	4,648
Elmwood CLO II Ltd.
6.74% (3 Month Term SOFR + 1.41%, 1.41% Floor), 04/20/2034, Series 2019-2A, Class AR(1)(3)	20,000	19,928
Enterprise Fleet Financing 2023-2 LLC
5.56%, 04/22/2030, Series 2023-2, Class A2(1)	11,000	10,915
Exeter Automobile Receivables Trust 2021-4
1.05%, 05/15/2026, Series 2021-4A, Class B	1,367	1,359
Exeter Automobile Receivables Trust 2022-2
4.56%, 07/17/2028, Series 2022-2A, Class D	11,635	11,086
Exeter Automobile Receivables Trust 2022-4
5.98%, 12/15/2028, Series 2022-4A, Class D	6,264	6,142
Exeter Automobile Receivables Trust 2023-3
6.21%, 06/15/2028, Series 2023-3A, Class C	5,400	5,367
Exeter Automobile Receivables Trust 2023-4
6.95%, 12/17/2029, Series 2023-4A, Class D	4,820	4,823
First National Master Note Trust
5.77%, 09/17/2029, Series 2023-2, Class A	9,800	9,796
FirstKey Homes 2020-SFR2 Trust
1.27%, 10/19/2037, Series 2020-SFR2, Class A(1)	19,237	17,454
2.67%, 10/19/2037, Series 2020-SFR2, Class E(1)	7,948	7,234
FirstKey Homes 2021-SFR1 Trust
1.54%, 08/17/2038, Series 2021-SFR1, Class A(1)	12,358	10,846
2.19%, 08/17/2038, Series 2021-SFR1, Class D(1)	7,500	6,537
FirstKey Homes 2022-SFR1 Trust
4.15%, 05/17/2039, Series 2022-SFR1, Class A(1)	10,789	10,105
5.20%, 05/17/2039, Series 2022-SFR1, Class D(1)	4,935	4,576

Flagship Credit Auto Trust 2019-4
3.12%, 01/15/2026, Series 2019-4, Class D(1)	9,275	9,051
Flagship Credit Auto Trust 2021-2
0.37%, 12/15/2026, Series 2021-2, Class A(1)	201	200
Flagship Credit Auto Trust 2022-2
5.80%, 04/17/2028, Series 2022-2, Class D(1)	4,000	3,884
Flagship Credit Auto Trust 2022-3
6.00%, 07/17/2028, Series 2022-3, Class D(1)	4,043	3,911
Flagship Credit Auto Trust 2023-1
5.38%, 12/15/2026, Series 2023-1, Class A2(1)	3,893	3,874
FMC GMSR Issuer Trust
3.62%, 07/25/2026, Series 2021-GT1, Class A(1)(4)	10,900	8,938
3.65%, 02/25/2024, Series 2021-SAT1, Class A(1)(4)	16,715	15,896
3.85%, 10/25/2026, Series 2021-GT2, Class A(1)(4)	8,250	6,770
4.45%, 01/25/2026, Series 2020-GT1, Class A(1)(4)	9,700	8,399
6.19%, 04/25/2027, Series 2022-GT1, Class A(1)	8,210	7,617
Ford Credit Auto Owner Trust 2020-A
1.35%, 07/15/2025, Series 2020-A, Class A4	1,606	1,591
Ford Credit Auto Owner Trust 2020-B
0.79%, 11/15/2025, Series 2020-B, Class A4	3,039	2,984
Ford Credit Auto Owner Trust 2020-C
0.51%, 08/15/2026, Series 2020-C, Class A4	5,576	5,284
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031, Series 2020-1, Class A(1)	12,300	11,660
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033, Series 2020-2, Class A(1)	3,800	3,453
Ford Credit Auto Owner Trust 2021-REV1
1.61%, 10/17/2033, Series 2021-1, Class B(1)	2,320	2,068
Ford Credit Auto Owner Trust 2021-REV2
1.91%, 05/15/2034, Series 2021-2, Class B(1)	2,150	1,892
Ford Credit Auto Owner Trust 2022-A
1.29%, 06/15/2026, Series 2022-A, Class A3	3,557	3,449
Ford Credit Auto Owner Trust 2023-A
4.65%, 02/15/2028, Series 2023-A, Class A3	2,094	2,055
Ford Credit Auto Owner Trust 2023-B
5.23%, 05/15/2028, Series 2023-B, Class A3	3,958	3,929
Ford Credit Auto Owner Trust 2023-REV1
4.85%, 08/15/2035, Series 2023-1, Class A(1)	21,825	21,139
Ford Credit Auto Owner Trust 2023-REV2
5.28%, 02/15/2036, Series 2023-2, Class A(1)	8,800	8,667
Ford Credit Floorplan Master Owner Trust A
1.06%, 09/15/2027, Series 2020-2, Class A	10,300	9,386
4.92%, 05/15/2028, Series 2023-1, Class A1(1)	20,850	20,460
Foundation Finance Trust 2019-1
3.86%, 11/15/2034, Series 2019-1A, Class A(1)	361	357
Foundation Finance Trust 2023-2
6.53%, 06/15/2049, Series 2023-2A, Class A(1)	2,750	2,750
9.10%, 06/15/2049, Series 2023-2A, Class D(1)	4,706	4,705
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(1)	900	864
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(1)	850	786
FREED ABS Trust 2022-3FP
5.79%, 08/20/2029, Series 2022-3FP, Class B(1)	1,528	1,525
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.71%, 04/25/2029, Series 1999-HE1, Class M(4)	8	7
GLS Auto Receivables Issuer Trust 2021-1
1.68%, 01/15/2027, Series 2021-1A, Class D(1)	1,200	1,145
GLS Auto Receivables Issuer Trust 2021-2
1.42%, 04/15/2027, Series 2021-2A, Class D(1)	2,250	2,091
GLS Auto Receivables Issuer Trust 2021-4
1.53%, 04/15/2026, Series 2021-4A, Class B(1)	5,618	5,536
GLS Auto Receivables Issuer Trust 2023-3
6.01%, 05/15/2029, Series 2023-3A, Class C(1)	4,738	4,706
GM Financial Automobile Leasing Trust 2023-2
5.09%, 05/20/2027, Series 2023-2, Class A4	3,304	3,258
GM Financial Automobile Leasing Trust 2023-3
5.38%, 11/20/2026, Series 2023-3, Class A3	3,895	3,880
5.44%, 08/20/2027, Series 2023-3, Class A4	2,637	2,625
GM Financial Consumer Automobile Receivables Trust 2020-2
1.49%, 12/16/2024, Series 2020-2, Class A3	2	2
GM Financial Consumer Automobile Receivables Trust 2020-3
0.45%, 04/16/2025, Series 2020-3, Class A3	509	508
GM Financial Consumer Automobile Receivables Trust 2020-4
0.50%, 02/17/2026, Series 2020-4, Class A4	5,097	4,876
GM Financial Consumer Automobile Receivables Trust 2021-1
0.54%, 05/17/2027, Series 2021-1, Class A4	4,174	3,935
GM Financial Consumer Automobile Receivables Trust 2023-1
5.19%, 03/16/2026, Series 2023-1, Class A2A	4,034	4,018
GM Financial Consumer Automobile Receivables Trust 2023-3
5.45%, 06/16/2028, Series 2023-3, Class A3	3,131	3,126
GM Financial Revolving Receivables Trust 2021-1
1.17%, 06/12/2034, Series 2021-1, Class A(1)	2,882	2,537
1.49%, 06/12/2034, Series 2021-1, Class B(1)	500	436
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031, Series 2014-A, Class A(1)	6	6
Golden Credit Card Trust
4.31%, 09/15/2027, Series 2022-4A, Class A(1)	10,250	9,993

Goodgreen 2017-1 Trust
3.74%, 10/15/2052, Series 2017-1A, Class A(1)	677	606
Goodgreen 2017-2 Trust
3.26%, 10/15/2053, Series 2017-2A, Class A(1)	1,891	1,678
Goodgreen 2017-R1 Trust
5.00%, 10/20/2051, Series 2017-R1(1)	1,774	1,691
Goodgreen 2019-2
2.76%, 04/15/2055, Series 2019-2A, Class A(1)	2,863	2,413
Goodgreen 2023-1
5.90%, 01/17/2061, Series 2023-1A, Class A(1)	6,961	6,502
Greenwood Park CLO Ltd.
6.58% (3 Month Term SOFR + 1.27%), 04/15/2031, Series 2018-1A, Class A2(1)(3)	23,000	22,895
Harley-Davidson Motorcycle Trust 2021-A
0.37%, 04/15/2026, Series 2021-A, Class A3	2,466	2,417
0.53%, 09/15/2028, Series 2021-A, Class A4	4,288	4,045
HERO Funding 2017-3
3.95%, 09/20/2048, Series 2017-3A, Class A2(1)	1,193	1,028
HERO Funding Trust 2016-2
3.75%, 09/20/2041, Series 2016-2A, Class A(1)	647	567
HERO Funding Trust 2016-3
3.08%, 09/20/2042, Series 2016-3A, Class A1(1)	269	232
HERO Funding Trust 2016-4A
3.57%, 09/20/2047, Series 2016-4A, Class A1(1)	889	774
HERO Funding Trust 2017-1A
4.46%, 09/20/2047, Series 2017-1A, Class A2(1)	1,710	1,507
HERO Funding Trust 2017-2
3.28%, 09/20/2048, Series 2017-2A, Class A1(1)	1,502	1,265
Hertz Vehicle Financing III LLC
5.49%, 06/25/2027, Series 2023-1A, Class A(1)	12,400	12,185
Hertz Vehicle Financing III LP
1.68%, 12/27/2027, Series 2021-2A, Class A(1)	7,200	6,316
Hertz Vehicle Financing LLC
1.21%, 12/26/2025, Series 2021-1A, Class A(1)	8,200	7,782
2.33%, 06/26/2028, Series 2022-2A, Class A(1)	18,900	16,692
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028, Series 2017-AA, Class A(1)	228	227
Hilton Grand Vacations Trust 2022-1D
4.10%, 06/20/2034, Series 2022-1D, Class B(1)	2,557	2,414
HIN Timeshare Trust 2020-A
2.23%, 10/09/2039, Series 2020-A, Class B(1)	1,440	1,324
Home Partners of America 2021-2 Trust
1.90%, 12/17/2026, Series 2021-2, Class A(1)	6,978	6,103
2.95%, 12/17/2026, Series 2021-2, Class E2(1)	6,257	5,375
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A(1)	3,758	3,179
3.20%, 01/17/2041, Series 2021-3, Class E1(1)	5,294	4,329
Honda Auto Receivables 2021-4 Owner Trust
0.88%, 01/21/2026, Series 2021-4, Class A3	3,733	3,587
Honda Auto Receivables 2023-3 Owner Trust
5.30%, 12/18/2029, Series 2023-3, Class A4	6,685	6,663
5.41%, 02/18/2028, Series 2023-3, Class A3	5,499	5,486
Hyundai Auto Lease Securitization Trust 2022-C
4.38%, 10/15/2025, Series 2022-C, Class A3(1)	4,446	4,390
Hyundai Auto Lease Securitization Trust 2023-B
5.15%, 06/15/2026, Series 2023-B, Class A3(1)	4,810	4,763
5.17%, 04/15/2027, Series 2023-B, Class A4(1)	2,099	2,065
Hyundai Auto Receivables Trust 2020-A
1.41%, 11/15/2024, Series 2020-A, Class A3	100	100
1.72%, 06/15/2026, Series 2020-A, Class A4	3,308	3,265
Hyundai Auto Receivables Trust 2021-B
0.38%, 01/15/2026, Series 2021-B, Class A3	3,647	3,545
Hyundai Auto Receivables Trust 2023-B
5.48%, 04/17/2028, Series 2023-B, Class A3	944	943
Jonah 2022-1 A2
7.80%, 11/10/2037, Series 2022-1, Class A2(1)	6,800	6,511
Jonah Energy Abs I LLC
7.20%, 12/10/2037, Series 2022-1, Class A1(1)	5,476	5,335
KGS-Alpha SBA COOF Trust
0.54%, 05/25/2039, Series 2012-6, Class A(1)(4)	836	10
KGS-Alpha SBA COOF Trust 2012-2
0.80%, 08/25/2038, Series 2012-2, Class A(1)(4)	914	17
KGS-Alpha SBA COOF Trust 2014-2
2.98%, 04/25/2040, Series 2014-2, Class A(1)(4)	270	18
KKR CLO 11 Ltd.
6.75% (3 Month Term SOFR + 1.44%, 1.44% Floor), 01/15/2031, Series 11, Class AR(1)(3)	7,975	7,945
KKR CLO 32 Ltd.
6.89% (3 Month Term SOFR + 1.58%, 1.32% Floor), 01/15/2032, Series 32A, Class A1(1)(3)	26,000	25,938
Laurel Road Prime Student Loan Trust 2017-C
2.81%, 11/25/2042, Series 2017-C, Class A2B(1)	120	119
Laurel Road Prime Student Loan Trust 2018-B
3.54%, 05/26/2043, Series 2018-B, Class A2FX(1)	331	328
LendingPoint 2020-REV1 Asset Securitization Trust
2.73%, 10/15/2028, Series 2020-REV1, Class A(1)	202	202
4.49%, 10/15/2028, Series 2020-REV1, Class B(1)	8,407	8,335
Long Beach Mortgage Loan Trust 2004-1
6.18% (1 Month Term SOFR + 0.86%, 0.75% Floor), 02/25/2034, Series 2004-1, Class M1(3)	64	61
Long Beach Mortgage Loan Trust 2004-3
6.29% (1 Month Term SOFR + 0.97%, 0.86% Floor), 07/25/2034, Series 2004-3, Class M1(3)	26	25
LP LMS 2021-2 Asset Securitization Trust
1.75%, 01/15/2029, Series 2021-2A, Class A(1)	1,302	1,282

Madison Park Funding LIX Ltd.
6.71% (3 Month Term SOFR + 1.40%, 1.14% Floor), 01/18/2034, Series 2021-59A, Class A(1)(3)	20,000	19,882
Mariner Finance Issuance Trust 2019-A
2.96%, 07/20/2032, Series 2019-AA, Class A(1)	202	202
3.51%, 07/20/2032, Series 2019-AA, Class B(1)	5,235	5,184
Mariner Finance Issuance Trust 2021-A
2.33%, 03/20/2036, Series 2021-AA, Class B(1)	5,700	4,911
MidOcean Credit CLO III
6.72% (3 Month Term SOFR + 1.38%, 1.12% Floor), 04/21/2031, Series 2014-3A, Class A1R(1)(3)	14,075	14,000
MidOcean Credit CLO IX
6.74% (3 Month Term SOFR + 1.41%, 1.15% Floor), 07/20/2031, Series 2018-9A, Class A1(1)(3)	4,000	3,988
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040, Series 2006-1, Class M1(1)	363	350
MMAF Equipment Finance LLC 2019-B
2.29%, 11/12/2041, Series 2019-B, Class A5(1)	7,200	6,667
MMAF Equipment Finance LLC 2023-A
5.54%, 12/13/2029, Series 2023-A, Class A3(1)	16,250	16,157
Mountain View CLO IX Ltd.
6.69% (3 Month Term SOFR + 1.38%), 07/15/2031, Series 2015-9A, Class A1R(1)(3)	19,912	19,807
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(1)	402	396
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2(1)	2,056	1,948
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(1)	2,475	2,244
Navient Private Education Refi Loan Trust 2021-G
1.58%, 04/15/2070, Series 2021-GA, Class A(1)	8,526	7,196
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062, Series 2021-DA, Class AFX(1)	8,002	7,191
New Century Home Equity Loan Trust Series 2003-5
4.79%, 11/25/2033, Series 2003-5, Class AI6(2)	85	78
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057, Series 2018-1A, Class A1A(1)(4)	1,262	1,172
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039, Series 2022-SFR2, Class D(1)	5,000	4,435
Nissan Auto Lease Trust 2023-A
4.91%, 01/15/2026, Series 2023-A, Class A3	4,904	4,853
Nissan Auto Lease Trust 2023-B
5.61%, 11/15/2027, Series 2023-B, Class A4	2,808	2,802
5.69%, 07/15/2026, Series 2023-B, Class A3	3,572	3,566
5.74%, 08/15/2025, Series 2023-B, Class A2A	2,216	2,214
Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024, Series 2020-A, Class A3	189	188
Nissan Auto Receivables 2021-A Owner Trust
0.33%, 10/15/2025, Series 2021-A, Class A3	5,787	5,627
Nissan Auto Receivables 2023-A Owner Trust
4.91%, 11/15/2027, Series 2023-A, Class A3	2,418	2,388
NRZ Excess Spread-Collateralized Notes
3.10%, 07/25/2026, Series 2021-FHT1, Class A(1)	10,185	9,099
3.23%, 05/25/2026, Series 2021-FNT2, Class A(1)	5,202	4,731
3.47%, 11/25/2026, Series 2021-GNT1, Class A(1)	9,141	8,233
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1
3.84%, 12/25/2025, Series 2020-PLS1, Class A(1)	3,852	3,594
OCP CLO 2015-9 Ltd.
6.56% (3 Month Term SOFR + 1.25%, 1.25% Floor), 01/15/2033, Series 2015-9A, Class A1R2(1)(3)	15,000	14,846
Octane Receivables Trust 2021-1
1.53%, 04/20/2027, Series 2021-1A, Class B(1)	700	660
Octane Receivables Trust 2023-1
5.96%, 07/20/2029, Series 2023-1A, Class B(1)	4,100	4,046
OL SP 2018-B LLC
4.16%, 02/09/2030, Series 2018, Class A	628	611
4.61%, 02/09/2030, Series 2018, Class B	137	133
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027, Series 2019-1A, Class A(1)	14,600	14,171
OneMain Direct Auto Receivables Trust 2021-1
1.26%, 07/14/2028, Series 2021-1A, Class B(1)	10,300	9,293
OneMain Direct Auto Receivables Trust 2023-1
5.41%, 11/14/2029, Series 2023-1A, Class A(1)	12,500	12,306
7.07%, 02/14/2033, Series 2023-1A, Class D(1)	6,480	6,398
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(1)	9,400	8,434
OneMain Financial Issuance Trust 2020-A
3.84%, 05/14/2032, Series 2020-1A, Class A(1)	201	201
OneMain Financial Issuance Trust 2021-1
6.07% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2(1)(3)	10,342	10,119
OneMain Financial Issuance Trust 2022-2
4.89%, 10/14/2034, Series 2022-2A, Class A(1)	8,510	8,331
OneMain Financial Issuance Trust 2023-2
5.84%, 09/15/2036, Series 2023-2A, Class A1(1)	16,600	16,483
Oportun Funding XIV LLC
1.76%, 03/08/2028, Series 2021-A, Class B(1)	3,643	3,488
Oportun Issuance Trust 2021-B
1.47%, 05/08/2031, Series 2021-B, Class A(1)	5,610	5,123
Oportun Issuance Trust 2022-2
5.94%, 10/09/2029, Series 2022-2, Class A(1)	2,079	2,073
7.40%, 10/09/2029, Series 2022-2, Class B(1)	8,500	8,421
Oportun Issuance Trust 2022-3
5.05%, 06/09/2031, Series 2022-A, Class A(1)	10,500	10,221
Option One Mortgage Loan Trust 2004-3
6.33% (1 Month Term SOFR + 1.01%, 0.90% Floor), 11/25/2034, Series 2004-3, Class A4(3)	1,639	1,540

OZLM Funding IV Ltd.
6.86% (3 Month Term SOFR + 1.51%), 10/22/2030, Series 2013-4A, Class A1R(1)(3)	6,532	6,521
OZLM XXII Ltd.
6.64% (3 Month Term SOFR + 1.33%), 01/17/2031, Series 2018-22A, Class A1(1)(3)	5,906	5,878
P4 SFR 2019-STL
7.25%, 10/11/2026, Series 2019, Class A	5,700	5,378
Pagaya AI Technology in Housing Trust 2023-1
3.60%, 10/25/2040, Series 2023-1, Class A(1)	3,200	2,799
Palmer Square CLO 2014-1 Ltd.
6.70% (3 Month Term SOFR + 1.39%, 1.13% Floor), 01/17/2031, Series 2014-1A, Class A1R2(1)(3)	3,181	3,176
Palmer Square CLO 2018-2 Ltd.
6.67% (3 Month Term SOFR + 1.36%), 07/16/2031, Series 2018-2A, Class A1A(1)(3)	20,000	19,939
Park Avenue Institutional Advisers CLO Ltd. 2018-1
6.59% (3 Month Term SOFR + 1.26%, 1.00% Floor), 10/20/2031, Series 2018-1A, Class A1AR(1)(3)	21,500	21,374
Pennsylvania Higher Education Assistance Agency
5.96% (30-day Average SOFR + 0.64%, 0.53% Floor), 05/25/2070, Series 2021-1A, Class A(1)(3)	6,236	6,118
PFS Financing Corp.
5.80%, 03/15/2028, Series 2023-A, Class A(1)	12,575	12,552
PNMAC GMSR ISSUER TRUST 2022-GT1
9.56% (30-day Average SOFR + 4.25%), 05/25/2027, Series 2022-GT1, Class A(1)(3)	9,425	9,431
Prairie Lake
4.52%, 09/01/2033(14)	5,000	4,734
PRET 2021-RN4 LLC
2.49%, 10/25/2051, Series 2021-RN4, Class A1(1)(4)	13,955	12,653
Pretium Mortgage Credit Partners I 2021-NPL1 LLC
2.24%, 09/27/2060, Series 2021-NPL1, Class A1(1)(2)	6,091	5,878
Progress Residential 2020-SFR3 Trust
2.30%, 10/17/2027, Series 2020-SFR3, Class E(1)	6,000	5,437
Progress Residential 2021-SFR1
1.56%, 04/17/2038, Series 2021-SFR1, Class C(1)	3,500	3,088
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(1)	5,000	4,390
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(1)	6,250	5,453
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1(1)	5,400	4,299
Progress Residential 2022-SFR1 Trust
3.93%, 02/17/2041, Series 2022-SFR1, Class E1(1)	11,100	9,298
Progress Residential 2022-SFR2 Trust
3.95%, 04/17/2027, Series 2022-SFR2, Class D(1)	3,000	2,716
Progress Residential 2022-SFR3 Trust
5.20%, 04/17/2039, Series 2022-SFR3, Class E1(1)	9,025	8,285
PRPM 2021-1 LLC
2.12%, 01/25/2026, Series 2021-1, Class A1(1)(4)	5,645	5,316
PRPM 2021-10 LLC
2.49%, 10/25/2026, Series 2021-10, Class A1(1)(2)	1,780	1,651
PRPM 2021-2 LLC
2.12%, 03/25/2026, Series 2021-2, Class A1(1)(4)	5,207	4,995
PRPM 2021-3 LLC
1.87%, 04/25/2026, Series 2021-3, Class A1(1)(2)	1,467	1,376
PRPM 2021-5 LLC
1.79%, 06/25/2026, Series 2021-5, Class A1(1)(2)	2,226	2,053
PRPM 2021-9 LLC
2.36%, 10/25/2026, Series 2021-9, Class A1(1)(2)	1,451	1,352
RCO VI Mortgage LLC 2022-1
3.00%, 01/25/2027, Series 2022-1, Class A1(1)(2)	5,605	5,318
Regional Management Issuance Trust 2020-1
3.23%, 10/15/2030, Series 2020-1, Class B(1)	2,590	2,411
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A(1)	3,183	2,995
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037, Series 2007-1, Class AF3(2)	299	81
Renew 2017-1
3.67%, 09/20/2052, Series 2017-1A, Class A(1)	837	741
Rockford Tower CLO 2020-1 Ltd.
6.87% (3 Month Term SOFR + 1.54%), 01/20/2032, Series 2020-1A, Class A(1)(3)	12,000	11,950
Santander Consumer Auto Receivables Trust 2021-A
0.33%, 10/15/2025, Series 2021-AA, Class A3(1)	673	670
0.48%, 06/15/2026, Series 2021-AA, Class A4(1)	3,258	3,155
Santander Drive Auto Receivables Trust 2021-2
0.90%, 06/15/2026, Series 2021-2, Class C	600	595
1.35%, 07/15/2027, Series 2021-2, Class D	9,300	8,845
Santander Drive Auto Receivables Trust 2021-3
0.95%, 09/15/2027, Series 2021-3, Class C	5,485	5,401
Santander Drive Auto Receivables Trust 2022-1
2.56%, 04/17/2028, Series 2022-1, Class C	6,590	6,344
Santander Drive Auto Receivables Trust 2022-4
4.14%, 02/16/2027, Series 2022-4, Class A3	12,474	12,361
Santander Drive Auto Receivables Trust 2022-6
4.49%, 11/16/2026, Series 2022-6, Class A3	2,176	2,160
Santander Drive Auto Receivables Trust 2023-1
4.88%, 04/15/2027, Series 2023-1, Class A3	4,801	4,752
5.09%, 05/15/2030, Series 2023-1, Class C	2,300	2,245
Santander Drive Auto Receivables Trust 2023-3
5.77%, 11/15/2030, Series 2023-3, Class C	4,500	4,436
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028, Series 2023-4, Class A3	7,302	7,288
6.04%, 12/15/2031, Series 2023-4, Class C	8,300	8,269
SART 2017-1
4.75%, 07/15/2024, Series 2017-1, Class A	462	454

SART 2018-1
4.76%, 06/15/2025, Series 2018-1	878	871
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(1)	3,600	3,247
Securitized Asset Backed Receivables LLC Trust 2006-CB1
2.85%, 01/25/2036, Series 2006-CB1, Class AF2(2)	43	34
SFS Auto Receivables Securitization Trust 2023-1
5.71%, 01/22/2030, Series 2023-1A, Class B(1)	1,200	1,179
5.97%, 02/20/2031, Series 2023-1A, Class C(1)	1,550	1,517
Sierra Timeshare 2019-3 Receivables Funding LLC
2.75%, 08/20/2036, Series 2019-3A, Class B(1)	787	742
Sierra Timeshare 2020-2 Receivables Funding LLC
1.33%, 07/20/2037, Series 2020-2A, Class A(1)	851	797
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(1)	2,113	1,970
Sixth Street CLO XVI Ltd.
6.91% (3 Month Term SOFR + 1.58%, 1.32% Floor), 10/20/2032, Series 2020-16A, Class A1A(1)(3)	20,000	19,980
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041, Series 2017-F, Class A2FX(1)	2,552	2,455
SoFi Professional Loan Program 2018-B Trust
3.34%, 08/25/2047, Series 2018-B, Class A2FX(1)	1,081	1,045
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048, Series 2019-C, Class A2FX(1)	3,234	2,968
SoFi Professional Loan Program 2020-ATrust
2.54%, 05/15/2046, Series 2020-A, Class A2FX(1)	4,379	4,008
Sound Point CLO II Ltd.
6.68% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/26/2031, Series 2013-1A, Class A1R(1)(3)	8,815	8,768
SOUND POINT CLO XXII Ltd.
6.67% (3 Month Term SOFR + 1.34%, 1.08% Floor), 01/20/2032, Series 2019-1A, Class AR(1)(3)	2,500	2,484
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2004-6XS
6.03%, 03/25/2034, Series 2004-6XS, Class A5A(2)	4	4
6.05%, 03/25/2034, Series 2004-6XS, Class A5B(2)	3	3
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032, Series 2002-AL1, Class A2	3	2
3.45%, 02/25/2032, Series 2002-AL1, Class A3	18	8
Synchrony Card Funding LLC
3.37%, 04/15/2028, Series 2022-A1, Class A	10,650	10,256
5.54%, 07/15/2029, Series 2023-A1, Class A	9,379	9,363
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/2035	11,516	11,293
5.17%, 04/01/2041	10,028	9,575
Towd Point HE Trust 2023-1
6.88%, 02/25/2063, Series 2023-1, Class A1A(1)	1,338	1,334
Towd Point Mortgage Trust 2020-MH1
2.25%, 02/25/2060, Series 2020-MH1, Class A1(1)(4)	3,194	2,998
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033, Series 2020-1A, Class A(1)	7,685	7,135
Toyota Auto Receivables 2020-A Owner Trust
1.68%, 05/15/2025, Series 2020-A, Class A4	656	651
Toyota Auto Receivables 2020-B Owner Trust
1.66%, 09/15/2025, Series 2020-B, Class A4	2,848	2,812
Toyota Auto Receivables 2020-D Owner Trust
0.47%, 01/15/2026, Series 2020-D, Class A4	4,856	4,706
Toyota Auto Receivables 2021-B Owner Trust
0.53%, 10/15/2026, Series 2021-B, Class A4	1,886	1,750
Toyota Auto Receivables 2021-D Owner Trust
1.02%, 03/15/2027, Series 2021-D, Class A4	854	781
Toyota Auto Receivables 2023-B Owner Trust
4.71%, 02/15/2028, Series 2023-B, Class A3	4,282	4,197
Toyota Auto Receivables 2023-C Owner Trust
5.16%, 04/17/2028, Series 2023-C, Class A3	6,209	6,157
Toyota Lease Owner Trust 2023-A
5.30%, 08/20/2025, Series 2023-A, Class A2(1)	1,226	1,221
Trinitas CLO XXII Ltd.
6.92% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/20/2036, Series 2023-22A, Class A1(1)(3)	14,000	14,044
United Auto Credit Securitization Trust
1.14%, 06/10/2026, Series 2021-1, Class D(1)	337	335
Upstart Pass-Through Trust Series 2021-ST9
1.70%, 11/20/2029, Series 2021-ST9, Class A(1)	1,425	1,380
VCAT 2021-NPL1 LLC
2.29%, 12/26/2050, Series 2021-NPL1, Class A1(1)(2)	919	889
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051, Series 2021-NPL5, Class A1(1)(2)	5,142	4,844
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051, Series 2021-NPL6, Class A1(1)(2)	2,031	1,868
Venture 32 CLO Ltd.
6.67% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/18/2031, Series 2018-32A, Class A1(1)(3)	8,000	7,946
Venture 43 CLO Ltd.
6.81% (3 Month Term SOFR + 1.50%, 1.24% Floor), 04/15/2034, Series 2021-43A, Class A1(1)(3)	3,000	2,975
Vericrest Opportunity Loan Transferee
1.87%, 08/25/2051, Series 2021-NP11, Class A1(1)(2)	4,991	4,615
Verizon Master Trust
0.50%, 05/20/2027, Series 2021-1, Class A	7,883	7,614
3.72%, 07/20/2027, Series 2022-5, Class A1A	7,022	6,977
4.49%, 01/22/2029, Series 2023-1, Class A	5,972	5,844
5.35%, 09/22/2031, Series 2023-6, Class A(1)	7,444	7,387
VM Debt
7.46%, 07/18/2027, Series 2019-1(1)	14,998	14,720
Volkswagen Auto Lease Trust 2023-A
5.81%, 10/20/2026, Series 2023-A, Class A3	7,100	7,096

Volkswagen Auto Loan Enhanced Trust 2020-1
0.98%, 11/20/2024, Series 2020-1, Class A3	88	88
Volkswagen Auto Loan Enhanced Trust 2023-1
5.01%, 01/22/2030, Series 2023-1, Class A4	1,748	1,722
5.02%, 06/20/2028, Series 2023-1, Class A3	1,753	1,735
VOLT CV LLC
2.49%, 11/27/2051, Series 2021-CF2, Class A1(1)(2)	7,523	6,839
VOLT XCII LLC
1.89%, 02/27/2051, Series 2021-NPL1, Class A1(1)(2)	4,959	4,661
VOLT XCIII LLC
1.89%, 02/27/2051, Series 2021-NPL2, Class A1(1)(2)	9,989	9,280
VOLT XCIV LLC
2.24%, 02/27/2051, Series 2021-NPL3, Class A1(1)(2)	9,549	8,997
VOLT XCIX LLC
2.12%, 04/25/2051, Series 2021-NPL8, Class A1(1)(2)	4,041	3,759
VOLT XCVI LLC
2.12%, 03/27/2051, Series 2021-NPL5, Class A1(1)(2)	8,647	8,183
VOLT XCVII LLC
2.24%, 04/25/2051, Series 2021-NPL6, Class A1(1)(2)	9,027	8,407
Voya CLO 2015-1 Ltd.
6.47% (3 Month Term SOFR + 1.16%, 0.90% Floor), 01/18/2029, Series 2015-1A, Class A1R(1)(3)	2,196	2,191
Voya CLO 2019-3 Ltd.
6.65% (3 Month Term SOFR + 1.34%, 1.08% Floor), 10/17/2032, Series 2019-3A, Class AR(1)(3)	20,000	19,840
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036, Series 2018-A, Class A(1)	557	541
Westgate Resorts 2020-1 LLC
3.96%, 03/20/2034, Series 2020-1A, Class B(1)	1,157	1,136
Westlake Automobile Receivables Trust 2020-3
1.65%, 02/17/2026, Series 2020-3A, Class D(1)	1,875	1,820
Westlake Automobile Receivables Trust 2022-2
3.36%, 08/15/2025, Series 2022-2A, Class A2A(1)	2,028	2,020
5.48%, 09/15/2027, Series 2022-2A, Class D(1)	3,500	3,417
Westlake Automobile Receivables Trust 2023-1
5.21%, 01/18/2028, Series 2023-1A, Class A3(1)	4,523	4,480
6.79%, 11/15/2028, Series 2023-1A, Class D(1)	3,345	3,320
Westlake Automobile Receivables Trust 2023-2
7.01%, 11/15/2028, Series 2023-2A, Class D(1)	7,312	7,273
Westlake Automobile Receivables Trust 2023-3
6.02%, 09/15/2028, Series 2023-3A, Class C(1)	7,800	7,748
Wheels Fleet Lease Funding 1 LLC
5.80%, 04/18/2038, Series 2023-1A, Class A(1)	14,500	14,409
World Financial Network Credit Card Master Trust
5.02%, 03/15/2030, Series 2023-A, Class A	2,913	2,863
World Omni Auto Receivables Trust 2020-C
0.48%, 11/17/2025, Series 2020-C, Class A3	602	592
0.61%, 10/15/2026, Series 2020-C, Class A4	3,043	2,887
World Omni Auto Receivables Trust 2023-A
4.83%, 05/15/2028, Series 2023-A, Class A3	7,292	7,183
World Omni Auto Receivables Trust 2023-C
5.03%, 11/15/2029, Series 2023-C, Class A4	3,272	3,229
World Omni Automobile Lease Securitization Trust 2023-A
5.04%, 07/17/2028, Series 2023-A, Class A4	1,470	1,451
5.07%, 09/15/2026, Series 2023-A, Class A3	2,436	2,410
World Omni Select Auto Trust 2021-A
1.09%, 11/15/2027, Series 2021-A, Class C	2,350	2,156
Zais CLO 7 Ltd.
6.86% (3 Month Term SOFR + 1.55%), 04/15/2030, Series 2017-2A, Class A(1)(3)	3,355	3,343

Total Asset-Backed Obligations (Cost: $2,189,458)		2,102,781

Corporate Bonds – 29.67%
Basic Materials – 0.97%
Albemarle Corp.
5.45%, 12/01/2044	600	516
Anglo American Capital Plc
2.88%, 03/17/2031(1)	8,022	6,375
3.63%, 09/11/2024(1)	630	615
4.75%, 04/10/2027(1)	5,500	5,271
5.63%, 04/01/2030(1)	4,300	4,153
ArcelorMittal SA
6.75%, 03/01/2041	3,462	3,300
Barrick Gold Corp.
6.45%, 10/15/2035	203	206
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480	4,311
BHP Billiton Finance USA Ltd.
4.88%, 02/27/2026	7,316	7,214
5.10%, 09/08/2028	12,758	12,521
5.25%, 09/08/2026	8,578	8,522
5.25%, 09/08/2030	4,240	4,141
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024	779	763
CF Industries, Inc.
4.95%, 06/01/2043	1,800	1,460
5.38%, 03/15/2044	2,040	1,744
Corp. Nacional del Cobre de Chile
6.30%, 09/08/2053(1)	1,693	1,609
Dow Chemical Co.
4.55%, 11/30/2025	437	424
DuPont de Nemours, Inc.
5.32%, 11/15/2038	5,665	5,299
5.42%, 11/15/2048	1,200	1,100

EIDP, Inc.
4.50%, 05/15/2026	2,961	2,884
FMC Corp.
6.38%, 05/18/2053	2,502	2,213
Freeport Indonesia PT
4.76%, 04/14/2027(1)	660	626
5.32%, 04/14/2032(1)	4,054	3,675
6.20%, 04/14/2052(1)	814	681
Glencore Funding LLC
2.50%, 09/01/2030(1)	5,040	3,984
2.63%, 09/23/2031(1)	4,000	3,087
3.88%, 10/27/2027(1)	875	810
3.88%, 04/27/2051(1)	1,000	661
4.00%, 03/27/2027(1)	6,300	5,914
5.70%, 05/08/2033(1)	1,700	1,612
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT
4.75%, 05/15/2025(1)	5,657	5,527
6.53%, 11/15/2028(1)	4,448	4,442
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(1)	2,105	1,748
LYB International Finance BV
4.88%, 03/15/2044	300	241
5.25%, 07/15/2043	610	517
LYB International Finance III LLC
1.25%, 10/01/2025	692	631
4.20%, 10/15/2049	4,241	2,992
LyondellBasell Industries NV
5.75%, 04/15/2024	1,453	1,449
Mosaic Co.
5.63%, 11/15/2043	2,055	1,795
Nucor Corp.
2.98%, 12/15/2055	800	455
Nutrien Ltd.
4.13%, 03/15/2035	1,960	1,632
4.20%, 04/01/2029	420	389
5.25%, 01/15/2045	1,444	1,223
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030	3,100	2,435
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54	52
Samarco Mineracao SA
5.75%, 10/24/2023(1)(5)(6)	537	422
Sasol Financing USA LLC
5.88%, 03/27/2024	3,249	3,217
6.50%, 09/27/2028	1,555	1,389
Solvay Finance America LLC
4.45%, 12/03/2025(1)	11,810	11,375
Steel Dynamics, Inc.
1.65%, 10/15/2027	1,637	1,390
Union Carbide Corp.
7.75%, 10/01/2096	681	764
Vale Overseas Ltd.
3.75%, 07/08/2030	2,255	1,922
6.13%, 06/12/2033	5,000	4,829
6.88%, 11/21/2036	5,167	5,199
6.88%, 11/10/2039	2,107	2,109
8.25%, 01/17/2034	984	1,095
Westlake Corp.
3.38%, 08/15/2061	1,910	1,056

Total Basic Materials		155,986

Communications – 2.26%
Amazon.com, Inc.
3.88%, 08/22/2037	1,700	1,451
3.95%, 04/13/2052	4,000	3,092
America Movil SAB de CV
4.38%, 04/22/2049	1,214	961
AT&T, Inc.
1.65%, 02/01/2028	525	443
2.25%, 02/01/2032	3,510	2,642
2.55%, 12/01/2033	11,386	8,363
2.75%, 06/01/2031	2,315	1,852
3.50%, 06/01/2041	1,353	940
3.50%, 09/15/2053	17,629	10,893
3.55%, 09/15/2055	10,545	6,455
3.65%, 06/01/2051	1,565	1,009
3.65%, 09/15/2059	1,685	1,025
3.80%, 12/01/2057	987	625
4.50%, 05/15/2035	7,570	6,457
4.65%, 06/01/2044	2,145	1,683
5.40%, 02/15/2034	10,727	10,040
6.00%, 08/15/2040	2,275	2,161
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033	3,000	2,804
British Telecommunications Plc
9.63%, 12/15/2030	5,000	5,889
Charter Communications Operating LLC
2.30%, 02/01/2032	4,000	2,915
3.50%, 06/01/2041	13,115	8,294
3.50%, 03/01/2042	8,745	5,404
3.70%, 04/01/2051	2,580	1,501

3.90%, 06/01/2052	2,310	1,381
4.80%, 03/01/2050	4,051	2,833
4.91%, 07/23/2025	10,000	9,772
5.05%, 03/30/2029	5,347	4,998
5.38%, 04/01/2038	835	683
5.38%, 05/01/2047	4,610	3,513
5.75%, 04/01/2048	1,603	1,280
6.38%, 10/23/2035	5,867	5,467
6.48%, 10/23/2045	1,275	1,113
6.83%, 10/23/2055	690	610
Comcast Corp.
2.89%, 11/01/2051	5,748	3,388
2.94%, 11/01/2056	845	480
2.99%, 11/01/2063	2,980	1,648
3.25%, 11/01/2039	3,295	2,407
3.75%, 04/01/2040	2,195	1,700
3.90%, 03/01/2038	455	372
3.97%, 11/01/2047	154	115
4.00%, 11/01/2049	638	473
4.05%, 11/01/2052	156	116
4.20%, 08/15/2034	555	485
4.25%, 01/15/2033	3,107	2,795
5.35%, 05/15/2053	9,510	8,671
Corning, Inc.
3.90%, 11/15/2049	960	685
Cox Communications, Inc.
2.60%, 06/15/2031(1)	15,920	12,403
2.95%, 10/01/2050(1)	1,275	703
3.35%, 09/15/2026(1)	369	343
3.50%, 08/15/2027(1)	8,245	7,535
3.60%, 06/15/2051(1)	1,250	785
3.85%, 02/01/2025(1)	1,250	1,212
4.80%, 02/01/2035(1)	6,000	5,186
Crown Castle Towers LLC
3.66%, 05/15/2025(1)	955	910
Deutsche Telekom International Finance BV
4.88%, 03/06/2042(1)	240	207
8.75%, 06/15/2030	49	56
Discovery Communications LLC
3.63%, 05/15/2030	2,500	2,116
5.20%, 09/20/2047	1,375	1,042
eBay, Inc.
2.60%, 05/10/2031	8,000	6,412
Grupo Televisa SAB
6.13%, 01/31/2046	220	201
Level 3 Financing, Inc.
3.40%, 03/01/2027(1)	3,500	3,277
Meta Platforms, Inc.
5.60%, 05/15/2053	4,700	4,448
NBCUniversal Media LLC
4.45%, 01/15/2043	10	8
NBN Co. Ltd.
2.63%, 05/05/2031(1)	15,025	12,110
5.75%, 10/06/2028(1)	5,255	5,266
Paramount Global
2.90%, 01/15/2027	1,000	886
3.70%, 06/01/2028	870	760
4.90%, 08/15/2044	315	210
Rogers Communications, Inc.
3.80%, 03/15/2032	4,650	3,864
4.55%, 03/15/2052	1,995	1,455
Sprint Capital Corp.
6.88%, 11/15/2028	7,612	7,859
Sprint LLC
7.63%, 03/01/2026	918	943
TCI Communications, Inc.
7.13%, 02/15/2028	138	146
Telecom Italia Capital SA
7.20%, 07/18/2036	1,644	1,463
Telefonica Emisiones SA
4.10%, 03/08/2027	4,775	4,499
4.67%, 03/06/2038	1,175	944
4.90%, 03/06/2048	4,575	3,465
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	529	569
Time Warner Cable LLC
5.50%, 09/01/2041	6,815	5,331
5.88%, 11/15/2040	1,275	1,056
6.55%, 05/01/2037	375	340
6.75%, 06/15/2039	539	493
7.30%, 07/01/2038	1,418	1,366
T-Mobile USA, Inc.
3.00%, 02/15/2041	2,300	1,524
3.60%, 11/15/2060	3,920	2,425
3.88%, 04/15/2030	53,794	47,661
4.50%, 04/15/2050	1,023	784
5.05%, 07/15/2033	3,360	3,117
5.65%, 01/15/2053	1,000	913
5.75%, 01/15/2054	1,406	1,296

Verizon Communications, Inc.
1.68%, 10/30/2030	765	582
2.10%, 03/22/2028	1,176	1,010
2.36%, 03/15/2032	26,930	20,547
2.55%, 03/21/2031	13,855	11,033
2.65%, 11/20/2040	2,329	1,474
3.15%, 03/22/2030	5,000	4,268
3.40%, 03/22/2041	1,500	1,063
3.70%, 03/22/2061	3,000	1,909
4.02%, 12/03/2029	712	646
4.27%, 01/15/2036	2,311	1,969
4.33%, 09/21/2028	4,109	3,861
4.40%, 11/01/2034	2,500	2,168
4.81%, 03/15/2039	7,941	6,843
Vodafone Group Plc
5.63%, 02/10/2053	475	421
6.15%, 02/27/2037	4,600	4,530

Total Communications		361,797

Consumer, Cyclical – 1.65%
7-Eleven, Inc.
0.95%, 02/10/2026(1)	3,971	3,553
1.80%, 02/10/2031(1)	1,270	963
2.50%, 02/10/2041(1)	1,298	794
Air Canada 2013-1 Class A Pass-Through Trust
4.13%, 05/15/2025(1)	1,243	1,184
Air Canada 2015-1 Class A Pass-Through Trust
3.60%, 03/15/2027(1)	560	518
Air Canada 2015-2 Class AA Pass-Through Trust
3.75%, 12/15/2027(1)	944	864
Air Canada 2017-1 Class A Pass-Through Trust
3.55%, 01/15/2030(1)	2,197	1,868
Air Canada 2017-1 Class AA Pass-Through Trust
3.30%, 01/15/2030(1)	4,253	3,721
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041(1)	2,460	1,636
3.63%, 05/13/2051(1)	3,500	2,165
3.80%, 01/25/2050(1)	2,100	1,364
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 10/01/2026	276	252
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027	6,146	5,481
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/2027	458	422
American Airlines 2016-2 Class A Pass-Through Trust
3.65%, 06/15/2028	836	728
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/2028	1,059	953
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 10/15/2028	1,049	938
AutoZone, Inc.
1.65%, 01/15/2031	1,540	1,158
BMW U.S. Capital LLC
5.05%, 08/11/2028(1)	4,802	4,696
5.15%, 08/11/2033(1)	1,951	1,857
British Airways 2018-1 Class A Pass-Through Trust
4.13%, 09/20/2031(1)	1,809	1,599
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031(1)	851	782
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032(1)	1,331	1,146
CK Hutchison International 21 Ltd.
3.13%, 04/15/2041(1)	1,915	1,338
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 10/29/2024	3,503	3,419
Ford Motor Co.
5.29%, 12/08/2046	280	213
General Motors Co.
5.00%, 04/01/2035	4,591	3,963
5.20%, 04/01/2045	2,750	2,138
6.13%, 10/01/2025	14,000	13,987
6.25%, 10/02/2043	3,100	2,777
6.60%, 04/01/2036	685	666
General Motors Financial Co., Inc.
1.20%, 10/15/2024	1,910	1,815
1.25%, 01/08/2026	4,283	3,828
2.35%, 01/08/2031	1,707	1,291
2.70%, 06/10/2031	3,430	2,625
3.80%, 04/07/2025	1,785	1,721
3.95%, 04/13/2024	5,535	5,461
4.30%, 07/13/2025	1,765	1,704
5.80%, 06/23/2028	5,816	5,682
Harley-Davidson Financial Services, Inc.
6.50%, 03/10/2028(1)	4,387	4,337
Home Depot, Inc.
4.40%, 03/15/2045	268	221
4.95%, 09/15/2052	2,189	1,958
Hyatt Hotels Corp.
5.75%, 01/30/2027	2,370	2,355
Hyundai Capital America
1.30%, 01/08/2026(1)	1,005	905
1.50%, 06/15/2026(1)	2,215	1,967

1.80%, 10/15/2025(1)	1,190	1,094
1.80%, 01/10/2028(1)	2,170	1,818
2.38%, 10/15/2027(1)	1,200	1,039
3.00%, 02/10/2027(1)	675	612
3.40%, 06/20/2024(1)	1,500	1,472
5.68%, 06/26/2028(1)	7,286	7,123
6.00%, 07/11/2025(1)	14,521	14,471
6.10%, 09/21/2028(1)	6,262	6,217
JetBlue 2020-1 Class B Pass-Through Trust
7.75%, 11/15/2028	1,390	1,400
Kia Corp.
1.75%, 10/16/2026(1)	1,620	1,432
Lear Corp.
2.60%, 01/15/2032	1,225	925
Lowe’s Companies, Inc.
1.70%, 10/15/2030	2,300	1,764
2.63%, 04/01/2031	2,845	2,301
4.25%, 04/01/2052	2,197	1,621
Marriott International, Inc.
4.90%, 04/15/2029	1,750	1,669
McDonald’s Corp.
4.45%, 03/01/2047	360	293
4.70%, 12/09/2035	216	197
6.30%, 10/15/2037	394	410
MDC Holdings, Inc.
2.50%, 01/15/2031	1,417	1,058
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/2026(1)	13,006	11,315
2.00%, 03/09/2026(1)	7,402	6,616
2.75%, 03/09/2028(1)	2,051	1,717
7.05%, 09/15/2028(1)	3,213	3,212
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	802	749
4.70%, 06/15/2032	3,150	2,887
Spirit Airlines Pass-Through Trust 2017-1AA
3.38%, 02/15/2030	683	593
Stellantis Finance U.S., Inc.
2.69%, 09/15/2031(1)	2,008	1,548
Toll Brothers Finance Corp.
4.35%, 02/15/2028	17,435	16,186
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/2024	838	827
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/2025	2,465	2,359
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/2026	631	599
United Airlines 2016-1 Class A Pass-Through Trust
3.45%, 07/07/2028	1,213	1,080
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/2028	5,460	4,935
United Airlines 2016-1 Class B Pass-Through Trust
3.65%, 01/07/2026	1,318	1,234
United Airlines 2016-2 Class A Pass-Through Trust
3.10%, 10/07/2028	2,128	1,827
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/2028	1,277	1,125
United Airlines 2016-2 Class B Pass-Through Trust
3.65%, 10/07/2025	1,693	1,595
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030	2,936	2,515
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/2030	3,778	3,348
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026	853	804
United Airlines 2019-1 Class A Pass-Through Trust
4.55%, 08/25/2031	1,674	1,479
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031	1,916	1,736
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032	2,495	2,057
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027(1)	897	765
4.35%, 06/08/2027(1)	12,500	11,894
5.65%, 09/12/2028(1)	5,694	5,600
5.80%, 09/12/2025(1)	11,190	11,141
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	1,650	1,470
5.05%, 03/15/2042	8,041	6,219
5.14%, 03/15/2052	6,856	5,094

Total Consumer, Cyclical		264,455

Consumer, Non-cyclical – 3.61%
AbbVie, Inc.
2.60%, 11/21/2024	5,387	5,193
3.60%, 05/14/2025	12,060	11,656
3.80%, 03/15/2025	3,000	2,916
4.05%, 11/21/2039	8,792	7,193
4.25%, 11/21/2049	10,406	8,238
4.40%, 11/06/2042	1,700	1,413
4.45%, 05/14/2046	425	347
4.55%, 03/15/2035	6,025	5,480
4.70%, 05/14/2045	4,415	3,761

Aetna, Inc.
4.50%, 05/15/2042	4,205	3,323
4.75%, 03/15/2044	1,800	1,467
6.75%, 12/15/2037	341	353
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280	3,461
AHS Hospital Corp.
2.78%, 07/01/2051	2,730	1,616
Altria Group, Inc.
2.45%, 02/04/2032	3,845	2,901
3.40%, 02/04/2041	8,495	5,518
Amgen, Inc.
1.65%, 08/15/2028	1,155	972
2.80%, 08/15/2041	15,620	10,133
3.00%, 01/15/2052	2,500	1,510
3.15%, 02/21/2040	2,000	1,411
5.25%, 03/02/2033	3,420	3,269
5.60%, 03/02/2043	3,793	3,526
5.65%, 03/02/2053	12,643	11,834
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	455	390
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	4,000	3,401
4.38%, 04/15/2038	2,240	1,942
4.44%, 10/06/2048	590	486
4.60%, 04/15/2048	3,913	3,307
4.70%, 02/01/2036	7,057	6,468
4.90%, 02/01/2046	6,000	5,229
4.95%, 01/15/2042	2,735	2,484
5.45%, 01/23/2039	3,035	2,932
Ascension Health
2.53%, 11/15/2029	1,740	1,482
3.11%, 11/15/2039	2,670	1,917
Ashtead Capital, Inc.
5.95%, 10/15/2033(1)	2,593	2,462
AstraZeneca Plc
4.00%, 09/18/2042	540	438
6.45%, 09/15/2037	500	540
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	2,280	1,512
BAT Capital Corp.
2.26%, 03/25/2028	2,000	1,691
2.73%, 03/25/2031	6,820	5,263
3.56%, 08/15/2027	952	871
3.73%, 09/25/2040	1,240	832
4.39%, 08/15/2037	3,610	2,762
4.54%, 08/15/2047	3,153	2,170
7.08%, 08/02/2053	4,208	3,975
BAT International Finance Plc
1.67%, 03/25/2026	1,390	1,252
Baxalta, Inc.
5.25%, 06/23/2045	50	45
Becton Dickinson & Co.
3.73%, 12/15/2024	515	502
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051(1)	3,755	2,658
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	1,730	1,084
Boston Scientific Corp.
4.55%, 03/01/2039	356	306
6.50%, 11/15/2035	845	885
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	1,512	1,261
4.55%, 02/20/2048	1,374	1,147
4.63%, 05/15/2044	2,640	2,259
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	3,900	3,159
Campbell Soup Co.
2.38%, 04/24/2030	895	725
3.13%, 04/24/2050	494	301
Centene Corp.
2.45%, 07/15/2028	2,743	2,317
Children’s Health System of Texas
2.51%, 08/15/2050	2,270	1,263
Children’s Hospital
2.93%, 07/15/2050	1,340	788
Children’s Hospital Corp.
2.59%, 02/01/2050	1,290	740
Cigna Group
3.25%, 04/15/2025	970	933
4.38%, 10/15/2028	30,325	28,695
4.80%, 07/15/2046	218	181
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	1,500	1,116
2.75%, 01/22/2030	619	526
CommonSpirit Health
1.55%, 10/01/2025	1,290	1,183
2.78%, 10/01/2030	5,925	4,877
3.91%, 10/01/2050	1,265	897

Conagra Brands, Inc.
1.38%, 11/01/2027	1,755	1,468
7.00%, 10/01/2028	3,250	3,419
Constellation Brands, Inc.
2.25%, 08/01/2031	1,970	1,535
2.88%, 05/01/2030	3,620	3,038
4.50%, 05/09/2047	180	143
4.65%, 11/15/2028	4,780	4,559
4.75%, 05/09/2032	400	371
Cottage Health Obligated Group
3.30%, 11/01/2049	1,530	1,011
CVS Health Corp.
2.70%, 08/21/2040	2,500	1,576
4.78%, 03/25/2038	6,550	5,641
4.88%, 07/20/2035	2,515	2,249
5.00%, 01/30/2029	783	757
5.05%, 03/25/2048	5,000	4,154
5.25%, 02/21/2033	3,100	2,937
5.88%, 06/01/2053	8,521	7,880
CVS Pass-Through Trust
5.77%, 01/10/2033(1)	613	597
5.93%, 01/10/2034(1)	468	447
7.51%, 01/10/2032(1)	670	686
CVS Pass-Through Trust Series 2009
8.35%, 07/10/2031(1)	674	716
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(1)	751	674
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	3,000	2,511
DH Europe Finance II Sarl
3.25%, 11/15/2039	431	324
Element Fleet Management Corp.
1.60%, 04/06/2024(1)	1,405	1,371
3.85%, 06/15/2025(1)	3,000	2,858
6.27%, 06/26/2026(1)	7,530	7,504
Elevance Health, Inc.
3.60%, 03/15/2051	4,420	3,033
4.10%, 03/01/2028	920	867
4.38%, 12/01/2047	4,500	3,580
4.63%, 05/15/2042	400	335
4.65%, 01/15/2043	391	328
4.65%, 08/15/2044	395	327
5.10%, 01/15/2044	1,690	1,483
ERAC USA Finance LLC
4.50%, 02/15/2045(1)	300	240
4.60%, 05/01/2028(1)	6,090	5,844
5.40%, 05/01/2053(1)	3,614	3,340
5.63%, 03/15/2042(1)	357	333
Experian Finance Plc
2.75%, 03/08/2030(1)	9,240	7,636
Ford Foundation
2.82%, 06/01/2070	790	434
Fresenius Medical Care U.S. Finance III, Inc.
3.00%, 12/01/2031(1)	8,000	5,948
General Mills, Inc.
3.00%, 02/01/2051	3,007	1,862
Gilead Sciences, Inc.
1.65%, 10/01/2030	1,700	1,327
2.60%, 10/01/2040	1,855	1,224
4.60%, 09/01/2035	4,225	3,866
5.55%, 10/15/2053	5,917	5,689
Global Payments, Inc.
3.20%, 08/15/2029	4,843	4,119
5.30%, 08/15/2029	964	919
Grupo Bimbo SAB de CV
4.70%, 11/10/2047(1)	4,500	3,639
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	3,780	2,481
2.88%, 09/01/2050	2,000	1,199
Haleon U.S. Capital LLC
3.38%, 03/24/2029	2,865	2,569
Hartford HealthCare Corp.
3.45%, 07/01/2054	3,370	2,177
HCA, Inc.
3.50%, 07/15/2051	116	72
3.63%, 03/15/2032	3,500	2,901
4.50%, 02/15/2027	7,000	6,682
5.13%, 06/15/2039	1,715	1,486
5.25%, 06/15/2026	4,200	4,112
5.50%, 06/15/2047	1,955	1,669
5.88%, 02/01/2029	4,000	3,935
JBS USA LUX SA
3.00%, 05/15/2032	7,450	5,620
5.75%, 04/01/2033	7,500	6,859
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL
6.75%, 03/15/2034(1)	3,420	3,328
7.25%, 11/15/2053(1)	5,199	5,026
Johnson & Johnson
4.38%, 12/05/2033	1,070	1,018

Kellogg Co.
5.25%, 03/01/2033	2,385	2,279
Keurig Dr Pepper, Inc.
4.42%, 12/15/2046	3,850	3,002
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031(1)	7,500	6,117
Kraft Heinz Foods Co.
3.00%, 06/01/2026	3,353	3,143
4.38%, 06/01/2046	9,813	7,647
4.63%, 10/01/2039	2,357	1,991
Kroger Co.
4.45%, 02/01/2047	1,600	1,252
5.40%, 07/15/2040	95	84
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,190	1,881
Massachusetts Institute of Technology
3.89%, 07/01/2116	2,906	2,006
4.68%, 07/01/2114	1,645	1,360
Memorial Health Services
3.45%, 11/01/2049	3,040	2,085
Merck & Co., Inc.
2.75%, 12/10/2051	1,415	855
5.00%, 05/17/2053	8,150	7,412
5.15%, 05/17/2063	1,040	948
Molson Coors Beverage Co.
4.20%, 07/15/2046	1,511	1,136
Mount Sinai Hospital
3.98%, 07/01/2048	999	750
MultiCare Health System
2.80%, 08/15/2050	3,003	1,680
Mylan, Inc.
4.55%, 04/15/2028	700	644
5.20%, 04/15/2048	7,550	5,479
5.40%, 11/29/2043	3,770	2,928
MyMichigan Health
3.41%, 06/01/2050	3,480	2,232
Nationwide Children’s Hospital, Inc.
4.56%, 11/01/2052	646	547
NYU Langone Hospitals
3.38%, 07/01/2055	1,270	807
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605	1,953
Pepperdine University
3.30%, 12/01/2059	1,440	873
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/2028	17,563	16,934
5.11%, 05/19/2043	2,027	1,861
5.30%, 05/19/2053	9,477	8,807
Philip Morris International, Inc.
4.88%, 02/15/2028	1,136	1,101
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	2,195	1,283
President & Fellows of Harvard College
3.30%, 07/15/2056	4,420	2,959
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200	1,097
Quanta Services, Inc.
2.35%, 01/15/2032	2,965	2,225
Quest Diagnostics, Inc.
3.45%, 06/01/2026	223	211
3.50%, 03/30/2025	4,820	4,649
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800	2,154
RELX Capital, Inc.
4.75%, 05/20/2032	2,745	2,563
Revvity, Inc.
3.63%, 03/15/2051	3,400	2,165
Reynolds American, Inc.
4.45%, 06/12/2025	3,100	3,013
5.70%, 08/15/2035	2,487	2,225
Royalty Pharma Plc
1.20%, 09/02/2025	874	794
2.15%, 09/02/2031	1,291	966
S&P Global, Inc.
2.90%, 03/01/2032	2,118	1,743
Sysco Corp.
5.95%, 04/01/2030	5,000	5,041
6.60%, 04/01/2050	1,000	1,032
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	3,675	2,552
3.18%, 07/09/2050	1,920	1,215
Texas Health Resources
2.33%, 11/15/2050	970	517
4.33%, 11/15/2055	1,000	811
Thermo Fisher Scientific, Inc.
4.98%, 08/10/2030	8,315	8,093
5.09%, 08/10/2033	4,701	4,546
Triton Container International Ltd.
1.15%, 06/07/2024(1)	2,755	2,651

UnitedHealth Group, Inc.
3.25%, 05/15/2051	1,395	917
3.50%, 08/15/2039	1,675	1,290
4.75%, 05/15/2052	1,620	1,381
5.05%, 04/15/2053	15,900	14,226
5.88%, 02/15/2053	1,495	1,500
University of Chicago
2.76%, 04/01/2045	1,575	1,124
University of Miami
4.06%, 04/01/2052	1,280	978
University of Southern California
3.23%, 10/01/2120	1,370	752
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	532	498
5.25%, 06/15/2046	275	203
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000	6,789
5.75%, 04/01/2033	2,280	2,267
Viatris, Inc.
2.30%, 06/22/2027	3,525	3,033
3.85%, 06/22/2040	4,820	3,139
4.00%, 06/22/2050	4,000	2,418
Viterra Finance BV
3.20%, 04/21/2031(1)	10,250	8,253
5.25%, 04/21/2032(1)	5,295	4,879
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	1,530	821
Zoetis, Inc.
2.00%, 05/15/2030	1,590	1,273
3.90%, 08/20/2028	4,685	4,402

Total Consumer, Non-cyclical		579,520

Energy – 3.01%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047(1)	3,131	2,701
Aker BP ASA
2.00%, 07/15/2026(1)	1,517	1,354
3.10%, 07/15/2031(1)	2,730	2,185
5.60%, 06/13/2028(1)	3,380	3,302
6.00%, 06/13/2033(1)	3,000	2,899
Apache Corp.
5.10%, 09/01/2040	5,601	4,449
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,145	951
3.60%, 09/01/2032	5,000	4,079
5.95%, 06/01/2026	3,000	2,983
BP Capital Markets America, Inc.
2.94%, 06/04/2051	3,935	2,403
4.89%, 09/11/2033	2,000	1,878
Buckeye Partners LP
5.60%, 10/15/2044	2,000	1,423
5.85%, 11/15/2043	591	431
Canadian Natural Resources Ltd.
6.25%, 03/15/2038	5,000	4,844
6.50%, 02/15/2037	118	115
Cenovus Energy, Inc.
5.25%, 06/15/2037	1,977	1,770
5.40%, 06/15/2047	2,754	2,365
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	5,900	5,856
Cheniere Energy Partners LP
5.95%, 06/30/2033(1)	3,000	2,893
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700	2,389
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033(1)	1,000	976
6.50%, 08/15/2043(1)	4,446	4,331
ConocoPhillips Co.
5.30%, 05/15/2053	6,775	6,222
Continental Resources, Inc.
2.27%, 11/15/2026(1)	3,235	2,866
Coterra Energy, Inc.
3.90%, 05/15/2027	3,045	2,859
DCP Midstream Operating LP
5.13%, 05/15/2029	6,025	5,740
5.38%, 07/15/2025	5,260	5,189
5.63%, 07/15/2027	9,044	8,920
Diamondback Energy, Inc.
3.25%, 12/01/2026	9,210	8,611
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/2044	1,300	1,002
Ecopetrol SA
4.13%, 01/16/2025	383	370
5.38%, 06/26/2026	537	516
8.63%, 01/19/2029	6,705	6,729
EIG Pearl Holdings Sarl
3.55%, 08/31/2036(1)	5,996	4,852
Enbridge Energy Partners LP
7.38%, 10/15/2045	2,600	2,771
7.50%, 04/15/2038	4,949	5,207
Enbridge, Inc.
4.25%, 12/01/2026	3,124	2,980
5.70%, 03/08/2033	6,644	6,365

Energy Transfer LP
4.00%, 10/01/2027	5,036	4,676
4.40%, 03/15/2027	900	853
4.75%, 01/15/2026	1,822	1,773
4.95%, 05/15/2028	1,615	1,545
4.95%, 01/15/2043	1,482	1,150
5.00%, 05/15/2050	3,730	2,926
5.25%, 04/15/2029	5,631	5,399
5.30%, 04/01/2044	200	163
5.40%, 10/01/2047	1,500	1,237
5.50%, 06/01/2027	277	273
6.05%, 06/01/2041	2,000	1,813
6.13%, 12/15/2045	810	720
6.25%, 04/15/2049	3,505	3,216
6.50%, 02/01/2042	3,000	2,868
6.63%, 10/15/2036	2,000	1,974
ENI SpA
4.25%, 05/09/2029(1)	2,825	2,634
5.70%, 10/01/2040(1)	557	476
ENI USA, Inc.
7.30%, 11/15/2027	400	424
Enterprise Products Operating LLC
4.85%, 08/15/2042	4,000	3,451
4.95%, 10/15/2054	177	150
5.75%, 03/01/2035	1,075	1,026
5.95%, 02/01/2041	201	198
EQM Midstream Partners LP
4.00%, 08/01/2024	749	730
EQT Corp.
3.90%, 10/01/2027	805	745
Exxon Mobil Corp.
3.00%, 08/16/2039	3,535	2,578
3.10%, 08/16/2049	2,040	1,350
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(1)	3,360	2,612
4.32%, 12/30/2039(1)	1,365	938
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040(1)	2,327	1,791
Gray Oak Pipeline LLC
2.60%, 10/15/2025(1)	5,580	5,143
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038(1)	1,665	1,625
6.51%, 02/23/2042(1)	2,235	2,191
Halliburton Co.
4.75%, 08/01/2043	565	462
4.85%, 11/15/2035	200	180
7.60%, 08/15/2096(1)	258	259
Hess Corp.
4.30%, 04/01/2027	12,817	12,174
7.88%, 10/01/2029	4,786	5,190
HF Sinclair Corp.
5.88%, 04/01/2026	4,573	4,559
Kinder Morgan Energy Partners LP
4.30%, 05/01/2024	3,700	3,663
6.95%, 01/15/2038	8,490	8,737
7.30%, 08/15/2033	1,650	1,734
7.50%, 11/15/2040	483	507
Kinder Morgan, Inc.
5.05%, 02/15/2046	600	480
7.80%, 08/01/2031	4,600	4,993
Magellan Midstream Partners LP
3.20%, 03/15/2025	386	369
4.20%, 03/15/2045	5,725	3,855
Marathon Petroleum Corp.
4.50%, 04/01/2048	3,000	2,224
5.13%, 12/15/2026	8,852	8,710
MPLX LP
2.65%, 08/15/2030	7,390	5,968
4.50%, 04/15/2038	6,723	5,448
4.88%, 06/01/2025	3,000	2,943
5.20%, 03/01/2047	695	568
5.20%, 12/01/2047	560	452
5.50%, 02/15/2049	950	804
NGPL PipeCo LLC
3.25%, 07/15/2031(1)	2,055	1,634
Occidental Petroleum Corp.
6.20%, 03/15/2040	5,263	5,017
8.50%, 07/15/2027	8,213	8,794
ONEOK Partners LP
6.20%, 09/15/2043	2,500	2,321
6.65%, 10/01/2036	1,050	1,042
ONEOK, Inc.
2.75%, 09/01/2024	6,954	6,748
3.10%, 03/15/2030	13,970	11,686
4.50%, 03/15/2050	915	663
4.95%, 07/13/2047	1,850	1,462
6.63%, 09/01/2053	3,741	3,663
Ovintiv, Inc.
7.10%, 07/15/2053	4,302	4,265

Petroleos Mexicanos
6.35%, 02/12/2048	1,928	1,100
6.49%, 01/23/2027	1,185	1,052
6.50%, 03/13/2027	1,090	961
6.50%, 01/23/2029	970	787
6.75%, 09/21/2047	3,790	2,246
6.88%, 08/04/2026	2,390	2,203
Phillips 66
4.88%, 11/15/2044	70	60
5.88%, 05/01/2042	3,000	2,923
Phillips 66 Co.
3.15%, 12/15/2029	19,655	17,001
3.55%, 10/01/2026	190	179
4.90%, 10/01/2046	1,012	840
4.95%, 12/01/2027	610	598
Pioneer Natural Resources Co.
1.90%, 08/15/2030	10,650	8,355
5.10%, 03/29/2026	2,810	2,774
Plains All American Pipeline LP
3.55%, 12/15/2029	2,800	2,407
4.50%, 12/15/2026	3,255	3,112
4.70%, 06/15/2044	5,724	4,227
5.15%, 06/01/2042	1,594	1,261
QatarEnergy
1.38%, 09/12/2026(1)	1,534	1,368
2.25%, 07/12/2031(1)	3,240	2,594
3.13%, 07/12/2041(1)	4,356	3,006
Reliance Industries Ltd.
2.88%, 01/12/2032(1)	3,000	2,394
Sabal Trail Transmission LLC
4.68%, 05/01/2038(1)	10,000	8,663
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	3,320	3,045
5.00%, 03/15/2027	1,700	1,649
5.63%, 03/01/2025	505	502
5.75%, 05/15/2024	1,660	1,656
5.88%, 06/30/2026	6,680	6,668
Santos Finance Ltd.
6.88%, 09/19/2033(1)	4,155	4,065
Schlumberger Holdings Corp.
3.90%, 05/17/2028(1)	1,066	990
Shell International Finance BV
2.75%, 04/06/2030	3,300	2,838
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(1)	428	328
8.00%, 03/01/2032	446	490
Spectra Energy Partners LP
4.50%, 03/15/2045	3,000	2,278
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048	1,009
6.80%, 05/15/2038	423	428
7.88%, 06/15/2026	543	567
Targa Resources Corp.
5.20%, 07/01/2027	4,000	3,920
TC PipeLines LP
3.90%, 05/25/2027	5,000	4,662
4.38%, 03/13/2025	8,465	8,242
Texas Eastern Transmission LP
3.50%, 01/15/2028(1)	450	411
TotalEnergies Capital International SA
2.99%, 06/29/2041	4,000	2,788
3.13%, 05/29/2050	2,465	1,607
3.46%, 07/12/2049	1,905	1,324
TransCanada PipeLines Ltd.
4.75%, 05/15/2038	1,000	835
6.20%, 10/15/2037	573	561
Valero Energy Corp.
2.15%, 09/15/2027	1,143	1,008
4.35%, 06/01/2028	3,416	3,231
6.63%, 06/15/2037	5,000	5,126
7.50%, 04/15/2032	175	191
Var Energi ASA
5.00%, 05/18/2027(1)	11,460	10,831
Variable Energi ASA
8.00%, 11/15/2032(1)	4,000	4,197
Western Midstream Operating LP
5.25%, 02/01/2050	6,399	4,985
5.45%, 04/01/2044	2,606	2,101
6.15%, 04/01/2033	2,000	1,929
Williams Companies, Inc.
2.60%, 03/15/2031	2,530	2,015
3.75%, 06/15/2027	1,869	1,738
4.85%, 03/01/2048	3,000	2,397
4.90%, 01/15/2045	2,355	1,894
5.10%, 09/15/2045	4,510	3,789
5.40%, 03/04/2044	2,750	2,377
5.75%, 06/24/2044	2,500	2,266
6.30%, 04/15/2040	333	326
Woodside Finance Ltd.
3.65%, 03/05/2025(1)	3,300	3,183

Total Energy		482,556

Financials – 11.86%
ABN AMRO Bank NV
1.54% (1 Year CMT Index + 0.80%), 06/16/2027(1)(3)	5,000	4,405
2.47% (1 Year CMT Index + 1.10%), 12/13/2029(1)(3)	1,300	1,074
3.32% (5 Year CMT Index + 1.90%), 03/13/2037(1)(3)	2,500	1,840
4.75%, 07/28/2025(1)	5,000	4,843
6.34% (1 Year CMT Index + 1.65%), 09/18/2027(1)(3)	8,900	8,878
AerCap Ireland Capital DAC
1.65%, 10/29/2024	330	314
1.75%, 01/30/2026	1,140	1,029
2.45%, 10/29/2026	1,045	936
2.88%, 08/14/2024	1,060	1,030
3.00%, 10/29/2028	1,290	1,106
3.30%, 01/30/2032	1,225	974
4.45%, 10/01/2025	3,500	3,369
6.50%, 07/15/2025	1,848	1,850
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.10%, 01/15/2027	3,680	3,662
AIA Group Ltd.
3.20%, 03/11/2025(1)	5,545	5,356
3.20%, 09/16/2040(1)	915	616
3.60%, 04/09/2029(1)	795	723
3.90%, 04/06/2028(1)	1,000	939
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(3)	1,265	1,247
6.61% (SOFR + 2.33%), 09/13/2029(1)(3)	1,610	1,603
AIG SunAmerica Global Financing X
6.90%, 03/15/2032(1)	955	990
Air Lease Corp.
1.88%, 08/15/2026	3,070	2,728
2.88%, 01/15/2026	1,300	1,210
3.25%, 03/01/2025	710	680
3.25%, 10/01/2029	3,950	3,361
3.38%, 07/01/2025	1,835	1,743
Aircastle Ltd.
6.50%, 07/18/2028(1)	3,516	3,448
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,190	842
2.00%, 05/18/2032	2,180	1,585
3.80%, 04/15/2026	338	322
4.00%, 02/01/2050	1,451	1,012
American Express Co.
3.55% (5 Year CMT Index + 2.85%), 09/15/2172(3)	3,475	2,759
5.39% (SOFR + 0.97%), 07/28/2027(3)	10,062	9,921
American International Group, Inc.
2.50%, 06/30/2025	5,429	5,121
American Tower Corp.
1.50%, 01/31/2028	2,660	2,205
1.88%, 10/15/2030	2,485	1,880
2.10%, 06/15/2030	1,300	1,012
2.95%, 01/15/2051	875	493
3.10%, 06/15/2050	1,340	781
3.38%, 10/15/2026	506	471
3.70%, 10/15/2049	2,065	1,350
AmFam Holdings, Inc.
2.81%, 03/11/2031(1)	5,000	3,620
ANZ New Zealand Int’l Ltd.
3.45%, 01/21/2028(1)	500	457
5.36%, 08/14/2028(1)	2,590	2,543
Aon Corp. / Aon Global Holdings Plc
3.90%, 02/28/2052	4,250	3,037
Arthur J Gallagher & Co.
3.50%, 05/20/2051	3,000	1,947
Athene Global Funding
2.50%, 01/14/2025(1)	629	594
2.95%, 11/12/2026(1)	8,845	7,938
Australia & New Zealand Banking Group Ltd.
2.57% (5 Year CMT Index + 1.70%), 11/25/2035(1)(3)	4,590	3,398
4.40%, 05/19/2026(1)	1,816	1,732
4.50%, 03/19/2024(1)	5,485	5,437
Aviation Capital Group LLC
5.50%, 12/15/2024(1)	1,745	1,715
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026(1)	1,430	1,281
2.53%, 11/18/2027(1)	15,330	12,941
2.88%, 02/15/2025(1)	3,704	3,497
3.95%, 07/01/2024(1)	2,835	2,775
4.25%, 04/15/2026(1)	1,710	1,607
4.38%, 05/01/2026(1)	790	742
5.13%, 10/01/2023(1)	3,000	3,000
5.25%, 05/15/2024(1)	2,790	2,763
5.50%, 01/15/2026(1)	4,364	4,225
Banco Nacional de Panama
2.50%, 08/11/2030(1)	2,750	2,132
Banco Santander SA
1.72% (1 Year CMT Index + 0.90%), 09/14/2027(3)	3,000	2,623
1.85%, 03/25/2026	3,400	3,058
2.75%, 05/28/2025	4,800	4,521
3.23% (1 Year CMT Index + 1.60%), 11/22/2032(3)	2,000	1,514
5.15%, 08/18/2025	600	587

5.18%, 11/19/2025	1,500	1,459
6.92%, 08/08/2033	4,615	4,410
Bank of America Corp.
1.66% (SOFR + 0.91%), 03/11/2027(3)	950	852
1.73% (SOFR + 0.96%), 07/22/2027(3)	7,170	6,354
1.90% (SOFR + 1.53%), 07/23/2031(3)	1,285	976
2.09% (SOFR + 1.06%), 06/14/2029(3)	15,630	13,084
2.30% (SOFR + 1.22%), 07/21/2032(3)	32,201	24,400
2.46% (3 Month Term SOFR + 1.13%), 10/22/2025(3)	2,000	1,921
2.55% (SOFR + 1.05%), 02/04/2028(3)	3,075	2,742
2.57% (SOFR + 1.21%), 10/20/2032(3)	4,515	3,469
2.59% (SOFR + 2.15%), 04/29/2031(3)	3,022	2,428
2.68% (SOFR + 1.93%), 06/19/2041(3)	7,418	4,750
2.69% (SOFR + 1.32%), 04/22/2032(3)	17,025	13,381
2.88% (3 Month Term SOFR + 1.45%), 10/22/2030(3)	5,130	4,274
2.97% (SOFR + 1.33%), 02/04/2033(3)	4,550	3,588
3.09% (3 Month Term SOFR + 1.35%), 10/01/2025(3)	5,000	4,835
3.37% (3 Month Term SOFR + 1.07%), 01/23/2026(3)	1,500	1,442
3.59% (3 Month Term SOFR + 1.63%), 07/21/2028(3)	7,800	7,123
3.71% (3 Month Term SOFR + 1.77%), 04/24/2028(3)	4,500	4,144
3.82% (3 Month Term SOFR + 1.84%), 01/20/2028(3)	10,000	9,286
3.95%, 04/21/2025	3,850	3,718
3.97% (3 Month Term SOFR + 1.47%), 02/07/2030(3)	2,820	2,533
4.00%, 01/22/2025	3,860	3,756
4.20%, 08/26/2024	4,140	4,068
4.27% (3 Month Term SOFR + 1.57%), 07/23/2029(3)	1,500	1,382
4.38% (SOFR + 1.58%), 04/27/2028(3)	4,000	3,777
4.45%, 03/03/2026	7,140	6,877
5.08% (SOFR + 1.29%), 01/20/2027(3)	3,080	3,011
5.20% (SOFR + 1.63%), 04/25/2029(3)	14,423	13,894
5.29% (SOFR + 1.91%), 04/25/2034(3)	10,460	9,733
5.82% (SOFR + 1.57%), 09/15/2029(3)	3,900	3,852
5.93% (SOFR + 1.34%), 09/15/2027(3)	7,375	7,320
6.20% (SOFR + 1.99%), 11/10/2028(3)	3,000	3,014
7.75%, 05/14/2038	137	153
Bank of Ireland Group Plc
2.03% (1 Year CMT Index + 1.10%), 09/30/2027(1)(3)	6,132	5,372
6.25% (1 Year CMT Index + 2.65%), 09/16/2026(1)(3)	3,159	3,139
Bank of Montreal
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032(3)	7,167	6,260
5.72%, 09/25/2028	5,000	4,947
Bank of New York Mellon Corp.
3.00%, 02/24/2025	5,360	5,156
4.95% (SOFR + 1.03%), 04/26/2027(3)	3,936	3,842
Bank of Nova Scotia
4.85%, 02/01/2030	3,702	3,486
5.45%, 06/12/2025	7,783	7,708
Banque Federative du Credit Mutuel SA
1.60%, 10/04/2026(1)	3,100	2,730
4.94%, 01/26/2026(1)	1,940	1,888
5.79%, 07/13/2028(1)	5,080	5,041
5.90%, 07/13/2026(1)	13,503	13,428
Barclays Plc
2.89% (1 Year CMT Index + 1.30%), 11/24/2032(3)	1,572	1,183
3.65%, 03/16/2025	1,500	1,444
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(3)	7,000	6,893
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(3)	2,450	2,289
5.50% (1 Year CMT Index + 2.65%), 08/09/2028(3)	2,360	2,268
6.22% (SOFR + 2.98%), 05/09/2034(3)	2,500	2,368
6.50% (SOFR + 1.88%), 09/13/2027(3)	6,615	6,597
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	2,265	1,689
4.30%, 05/15/2043	322	273
4.40%, 05/15/2042	1,524	1,325
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045(1)	170	126
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027(1)(3)	8,178	7,324
1.68% (SOFR + 0.91%), 06/30/2027(1)(3)	2,660	2,356
1.90% (SOFR + 1.61%), 09/30/2028(1)(3)	6,280	5,314
2.16% (SOFR + 1.22%), 09/15/2029(1)(3)	4,000	3,298
2.22% (SOFR + 2.07%), 06/09/2026(1)(3)	1,557	1,453
2.59% (5 Year CMT Index + 2.05%), 08/12/2035(1)(3)	2,000	1,500
2.82% (3 Month Term SOFR + 1.37%), 11/19/2025(1)(3)	4,000	3,842
2.87% (SOFR + 1.39%), 04/19/2032(1)(3)	3,560	2,793
3.38%, 01/09/2025(1)	7,335	7,079
5.34% (1 Year CMT Index + 1.50%), 06/12/2029(1)(3)	6,000	5,828
BOC Aviation USA Corp.
1.63%, 04/29/2024(1)	2,170	2,115
BPCE SA
1.00%, 01/20/2026(1)	3,225	2,884
1.65% (SOFR + 1.52%), 10/06/2026(1)(3)	1,566	1,421
2.28% (SOFR + 1.31%), 01/20/2032(1)(3)	10,100	7,556
3.12% (SOFR + 1.73%), 10/19/2032(1)(3)	7,900	5,884
3.25%, 01/11/2028(1)	7,815	6,967
4.50%, 03/15/2025(1)	2,000	1,929
4.63%, 07/11/2024(1)	1,300	1,275
5.15%, 07/21/2024(1)	2,800	2,755
5.70%, 10/22/2023(1)	3,645	3,642
5.75% (SOFR + 2.87%), 07/19/2033(1)(3)	1,200	1,126
5.98% (SOFR + 2.10%), 01/18/2027(1)(3)	4,300	4,254

Brixmor Operating Partnership LP
2.25%, 04/01/2028	1,930	1,625
2.50%, 08/16/2031	1,080	817
3.85%, 02/01/2025	1,100	1,060
4.05%, 07/01/2030	2,286	1,996
Brookfield Finance, Inc.
3.90%, 01/25/2028	770	709
4.70%, 09/20/2047	158	123
4.85%, 03/29/2029	875	828
Brown & Brown, Inc.
2.38%, 03/15/2031	4,150	3,207
4.20%, 03/17/2032	6,000	5,191
CaixaBank SA
6.68% (SOFR + 2.08%), 09/13/2027(1)(3)	3,215	3,214
Canadian Imperial Bank of Commerce
5.62%, 07/17/2026	5,000	4,976
Capital One Financial Corp.
1.88% (SOFR + 0.86%), 11/02/2027(3)	361	314
2.62% (SOFR + 1.27%), 11/02/2032(3)	2,495	1,828
4.20%, 10/29/2025	400	381
4.99% (SOFR + 2.16%), 07/24/2026(3)	600	582
6.31% (SOFR + 2.64%), 06/08/2029(3)	14,005	13,687
Cboe Global Markets, Inc.
1.63%, 12/15/2030	10,880	8,333
Charles Schwab Corp.
1.65%, 03/11/2031	11,130	8,236
Citibank N.A.
5.80%, 09/29/2028	4,771	4,772
Citigroup, Inc.
1.12% (SOFR + 0.77%), 01/28/2027(3)	32,820	29,246
2.52% (SOFR + 1.18%), 11/03/2032(3)	1,140	867
2.56% (SOFR + 1.17%), 05/01/2032(3)	19,270	14,917
3.06% (SOFR + 1.35%), 01/25/2033(3)	6,852	5,417
3.20%, 10/21/2026	905	836
3.52% (3 Month Term SOFR + 1.41%), 10/27/2028(3)	3,846	3,479
3.67% (3 Month Term SOFR + 1.65%), 07/24/2028(3)	7,895	7,242
3.70%, 01/12/2026	9,150	8,705
3.79% (SOFR + 1.94%), 03/17/2033(3)	1,000	834
3.89% (3 Month Term SOFR + 1.82%), 01/10/2028(3)	12,600	11,746
3.98% (3 Month Term SOFR + 1.60%), 03/20/2030(3)	3,490	3,134
4.08% (3 Month Term SOFR + 1.45%), 04/23/2029(3)	1,111	1,022
4.30%, 11/20/2026	1,570	1,489
4.40%, 06/10/2025	12,181	11,820
4.45%, 09/29/2027	8,213	7,711
6.17% (SOFR + 2.66%), 05/25/2034(3)	2,197	2,100
6.63%, 01/15/2028	387	402
Citizens Financial Group, Inc.
3.25%, 04/30/2030	5,000	4,051
CNA Financial Corp.
3.45%, 08/15/2027	820	757
5.50%, 06/15/2033	8,225	7,750
Commonwealth Bank of Australia
3.31%, 03/11/2041(1)	1,255	803
3.74%, 09/12/2039(1)	5,000	3,498
Cooperatieve Rabobank UA
4.38%, 08/04/2025	570	550
5.56% (1 Year CMT Index + 1.40%), 02/28/2029(1)(3)	6,316	6,156
Corebridge Financial, Inc.
3.65%, 04/05/2027	2,055	1,902
3.85%, 04/05/2029	1,455	1,307
Corporate Office Properties LP
2.00%, 01/15/2029	860	674
2.90%, 12/01/2033	5,350	3,748
Credit Agricole SA
1.25% (SOFR + 0.89%), 01/26/2027(1)(3)	10,596	9,464
1.91% (SOFR + 1.68%), 06/16/2026(1)(3)	6,715	6,242
2.81%, 01/11/2041(1)	1,485	913
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(3)	5,000	4,431
4.38%, 03/17/2025(1)	305	295
6.32% (SOFR + 1.86%), 10/03/2029(1)(3)	6,857	6,858
Credit Suisse AG
1.25%, 08/07/2026	1,858	1,624
7.50%, 02/15/2028	315	329
7.95%, 01/09/2025	4,166	4,240
Credit Suisse Group AG
4.75%, 08/09/2024	6,895	6,797
Crown Castle, Inc.
4.00%, 03/01/2027	261	245
5.10%, 05/01/2033	3,500	3,236
CubeSmart LP
2.25%, 12/15/2028	7,275	6,086
Danske Bank
1.62% (1 Year CMT Index + 1.35%), 09/11/2026(1)(3)	2,000	1,822
6.47% (1 Year CMT Index + 2.10%), 01/09/2026(1)(3)	1,575	1,572
Deutsche Bank AG
2.13% (SOFR + 1.87%), 11/24/2026(3)(15)	6,700	6,059
2.55% (SOFR + 1.32%), 01/07/2028(3)	3,350	2,923
3.70%, 05/30/2024	850	833
3.70%, 05/30/2024	2,063	2,025

3.74% (SOFR + 2.26%), 01/07/2033(3)	5,000	3,588
6.72% (SOFR + 3.18%), 01/18/2029(3)	875	870
7.15% (SOFR + 2.52%), 07/13/2027(3)	8,045	8,099
Digital Realty Trust LP
5.55%, 01/15/2028	3,000	2,934
Discover Bank
3.45%, 07/27/2026	2,800	2,546
4.65%, 09/13/2028	4,000	3,572
Discover Financial Services
3.75%, 03/04/2025	2,920	2,804
4.10%, 02/09/2027	3,471	3,171
DNB Bank ASA
1.13% (1 Year CMT Index + 0.85%), 09/16/2026(1)(3)	4,000	3,609
1.61% (1 Year CMT Index + 0.68%), 03/30/2028(1)(3)	3,435	2,951
Equinix, Inc.
2.00%, 05/15/2028	4,467	3,767
2.90%, 11/18/2026	2,580	2,368
Essex Portfolio LP
1.65%, 01/15/2031	910	667
2.65%, 03/15/2032	1,740	1,339
Extra Space Storage LP
2.20%, 10/15/2030	2,630	2,039
2.40%, 10/15/2031	1,310	1,003
4.00%, 06/15/2029	1,831	1,642
5.70%, 04/01/2028	2,527	2,497
F&G Global Funding
1.75%, 06/30/2026(1)	1,905	1,682
Fairfax Financial Holdings Ltd.
5.63%, 08/16/2032	9,000	8,406
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/2025(1)	5,000	4,732
5.70%, 03/14/2028(1)	2,800	2,764
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/2025(1)	1,500	1,464
FMR LLC
4.95%, 02/01/2033(1)	250	225
6.45%, 11/15/2039(1)	258	255
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026(1)	1,000	923
Globe Life, Inc.
4.55%, 09/15/2028	3,000	2,843
Goldman Sachs Capital I
6.35%, 02/15/2034	127	125
Goldman Sachs Group, Inc.
1.43% (SOFR + 0.80%), 03/09/2027(3)	5,125	4,563
1.54% (SOFR + 0.82%), 09/10/2027(3)	6,340	5,551
1.95% (SOFR + 0.91%), 10/21/2027(3)	2,541	2,244
1.99% (SOFR + 1.09%), 01/27/2032(3)	7,395	5,543
2.38% (SOFR + 1.25%), 07/21/2032(3)	3,165	2,410
2.62% (SOFR + 1.28%), 04/22/2032(3)	9,805	7,658
2.64% (SOFR + 1.11%), 02/24/2028(3)	8,243	7,350
3.27% (3 Month Term SOFR + 1.46%), 09/29/2025(3)	5,590	5,417
3.50%, 01/23/2025	5,795	5,604
3.62% (SOFR + 1.85%), 03/15/2028(3)	14,810	13,665
3.69% (3 Month Term SOFR + 1.77%), 06/05/2028(3)	9,911	9,134
3.75%, 02/25/2026	9,005	8,560
4.22% (3 Month Term SOFR + 1.56%), 05/01/2029(3)	5,000	4,625
4.41% (3 Month Term SOFR + 1.69%), 04/23/2039(3)	2,075	1,708
5.15%, 05/22/2045	4,000	3,428
5.80% (SOFR + 1.08%), 08/10/2026(3)	2,890	2,868
6.75%, 10/01/2037	2,170	2,197
Goodman U.S. Finance Four LLC
4.50%, 10/15/2037(1)	200	157
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028(1)	862	773
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048(1)	650	522
GTP Acquisition Partners I LLC
3.48%, 06/16/2025(1)	1,824	1,745
Guardian Life Insurance Co. of America
4.85%, 01/24/2077(1)	5,610	4,208
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	5,610	4,300
Hartford Financial Services Group, Inc.
3.60%, 08/19/2049	1,000	684
4.30%, 04/15/2043	1,080	834
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,380	1,034
Healthpeak OP LLC
3.40%, 02/01/2025	41	40
3.50%, 07/15/2029	1,742	1,537
High Street Funding Trust II
4.68%, 02/15/2048(1)	5,250	3,838
HSBC Holdings Plc
1.59% (SOFR + 1.29%), 05/24/2027(3)	4,240	3,739
2.01% (SOFR + 1.73%), 09/22/2028(3)	3,585	3,043
2.21% (SOFR + 1.29%), 08/17/2029(3)	2,075	1,710
2.36% (SOFR + 1.95%), 08/18/2031(3)	2,580	1,982
2.87% (SOFR + 1.41%), 11/22/2032(3)	2,095	1,610
3.97% (3 Month Term SOFR + 1.87%), 05/22/2030(3)	1,000	879

4.04% (3 Month Term SOFR + 1.81%), 03/13/2028(3)	3,161	2,925
4.29% (3 Month Term SOFR + 1.61%), 09/12/2026(3)	8,009	7,695
5.89% (SOFR + 1.57%), 08/14/2027(3)	14,375	14,200
6.10%, 01/14/2042	1,060	1,056
6.33% (SOFR + 2.65%), 03/09/2044(3)	1,935	1,858
7.39% (SOFR + 3.35%), 11/03/2028(3)	3,360	3,476
8.11% (SOFR + 4.25%), 11/03/2033(3)	3,208	3,374
ING Groep NV
1.73% (SOFR + 1.01%), 04/01/2027(3)	705	631
6.08% (SOFR + 1.56%), 09/11/2027(3)	3,575	3,559
6.11% (SOFR + 2.09%), 09/11/2034(3)	5,046	4,900
Intesa Sanpaolo SpA
4.00%, 09/23/2029(1)	10,590	9,042
Invesco Finance Plc
3.75%, 01/15/2026	4,000	3,828
Jefferies Financial Group, Inc.
5.88%, 07/21/2028	8,150	7,976
6.25%, 01/15/2036	155	152
6.45%, 06/08/2027	428	431
JP Morgan Chase & Co.
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027(3)	1,950	1,735
1.47% (SOFR + 0.77%), 09/22/2027(3)	15,960	13,982
1.56% (SOFR + 0.61%), 12/10/2025(3)	9,475	8,955
1.58% (SOFR + 0.89%), 04/22/2027(3)	5,000	4,462
2.58% (3 Month Term SOFR + 1.25%), 04/22/2032(3)	6,390	5,041
2.95% (SOFR + 1.17%), 02/24/2028(3)	2,600	2,359
3.96% (3 Month Term SOFR + 1.64%), 11/15/2048(3)	5,770	4,210
4.00% (3 Month Term SOFR + 2.75%), 10/01/2172(3)	4,275	3,894
4.01% (3 Month Term SOFR + 1.38%), 04/23/2029(3)	2,320	2,138
4.26% (3 Month Term SOFR + 1.84%), 02/22/2048(3)	5,140	3,999
4.32% (SOFR + 1.56%), 04/26/2028(3)	1,995	1,893
4.45% (3 Month Term SOFR + 1.59%), 12/05/2029(3)	9,660	9,017
4.60% (3 Month Term SOFR + 3.13%), 08/01/2172(3)	1,985	1,857
5.00% (3 Month Term SOFR + 3.38%), 02/01/2172(3)	5,010	4,843
5.35% (SOFR + 1.85%), 06/01/2034(3)	8,479	8,040
JPMorgan Chase & Co.
5.30% (SOFR + 1.45%), 07/24/2029(3)	17,448	16,977
KeyCorp
4.79% (SOFR + 2.06%), 06/01/2033(3)	590	492
LeasePlan Corp. NV
2.88%, 10/24/2024(1)	5,500	5,291
Liberty Mutual Group, Inc.
3.95%, 10/15/2050(1)	6,769	4,545
4.57%, 02/01/2029(1)	2,301	2,171
5.50%, 06/15/2052(1)	5,750	4,927
Liberty Mutual Insurance Co.
7.70%, 10/15/2097(1)	100	98
8.50%, 05/15/2025(1)	700	708
Lincoln National Corp.
7.00%, 06/15/2040	1,715	1,711
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(3)	2,280	2,022
3.51% (1 Year CMT Index + 1.60%), 03/18/2026(3)	1,075	1,031
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(3)	1,000	893
3.75%, 01/11/2027	2,000	1,861
4.38%, 03/22/2028	949	885
4.50%, 11/04/2024	2,010	1,965
4.58%, 12/10/2025	550	526
LSEGA Financing Plc
2.00%, 04/06/2028(1)	4,565	3,877
M&T Bank Corp.
4.00%, 07/15/2024	4,350	4,259
Macquarie Bank Ltd.
3.05% (5 Year CMT Index + 1.70%), 03/03/2036(1)(3)	2,090	1,559
Macquarie Group Ltd.
2.87% (SOFR + 1.53%), 01/14/2033(1)(3)	4,000	3,023
5.03% (3 Month LIBOR USD + 1.75%), 01/15/2030(1)(3)	4,445	4,242
6.21%, 11/22/2024(1)	3,339	3,338
Markel Group, Inc.
4.15%, 09/17/2050	655	466
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070(1)	2,690	1,637
4.90%, 04/01/2077(1)	5,000	3,773
MassMutual Global Funding II
5.05%, 06/14/2028(1)	2,490	2,431
MBIA Insurance Corp.
16.83% (3 Month Term SOFR + 11.52%), 01/15/2033(1)(3)	86	3
MetLife, Inc.
4.88%, 11/13/2043	3,000	2,593
Metropolitan Life Global Funding I
3.00%, 09/19/2027(1)	1,180	1,068
5.15%, 03/28/2033(1)	2,000	1,894
Mid-America Apartments LP
1.70%, 02/15/2031	1,330	1,017
Mitsubishi UFJ Financial Group, Inc.
1.54% (1 Year CMT Index + 0.75%), 07/20/2027(3)	2,780	2,462
2.05%, 07/17/2030	2,940	2,290
2.19%, 02/25/2025	5,000	4,741
3.75%, 07/18/2039	1,615	1,261
5.24% (1 Year CMT Index + 1.70%), 04/19/2029(3)	10,115	9,832
5.44% (1 Year CMT Index + 1.63%), 02/22/2034(3)	1,930	1,841

Mizuho Financial Group, Inc.
1.23% (1 Year CMT Index + 0.67%), 05/22/2027(3)	2,378	2,099
2.17% (1 Year CMT Index + 0.87%), 05/22/2032(3)	8,000	5,984
2.23% (3 Month Term SOFR + 1.09%), 05/25/2026(3)	1,740	1,626
2.26% (1 Year CMT Index + 0.90%), 07/09/2032(3)	1,000	751
2.87% (3 Month Term SOFR + 1.57%), 09/13/2030(3)	1,620	1,350
5.75% (1 Year CMT Index + 1.90%), 07/06/2034(3)	6,121	5,843
5.78% (1 Year CMT Index + 1.65%), 07/06/2029(3)	3,830	3,777
Morgan Stanley
1.79% (SOFR + 1.03%), 02/13/2032(3)	2,440	1,807
1.93% (SOFR + 1.02%), 04/28/2032(3)	13,945	10,358
2.24% (SOFR + 1.18%), 07/21/2032(3)	3,555	2,679
2.48% (SOFR + 1.00%), 01/21/2028(3)	526	469
2.72% (SOFR + 1.15%), 07/22/2025(3)	873	847
3.22% (SOFR + 1.49%), 04/22/2042(3)	5,000	3,445
3.59%, 07/22/2028(4)	5,882	5,367
3.63%, 01/20/2027	8,854	8,266
3.77% (3 Month Term SOFR + 1.40%), 01/24/2029(3)	4,371	3,986
3.88%, 01/27/2026	1,725	1,649
3.95%, 04/23/2027	14,190	13,180
4.35%, 09/08/2026	930	887
4.43% (3 Month Term SOFR + 1.89%), 01/23/2030(3)	2,304	2,132
5.00%, 11/24/2025	3,000	2,940
5.12% (SOFR + 1.73%), 02/01/2029(3)	11,688	11,256
5.16% (SOFR + 1.59%), 04/20/2029(3)	4,465	4,296
5.25% (SOFR + 1.87%), 04/21/2034(3)	6,291	5,841
5.42% (SOFR + 1.88%), 07/21/2034(3)	3,181	3,001
5.45% (SOFR + 1.63%), 07/20/2029(3)	12,603	12,281
6.30% (SOFR + 2.24%), 10/18/2028(3)	5,350	5,391
MUFG Bank Ltd.
3.75%, 03/10/2024(1)	3,215	3,183
Nasdaq, Inc.
5.55%, 02/15/2034	1,120	1,069
National Australia Bank Ltd.
2.33%, 08/21/2030(1)	7,300	5,520
3.35% (5 Year CMT Index + 1.70%), 01/12/2037(1)(3)	2,600	1,980
3.93% (5 Year CMT Index + 1.88%), 08/02/2034(1)(3)	2,330	1,991
Nationwide Building Society
1.50%, 10/13/2026(1)	2,800	2,446
4.00%, 09/14/2026(1)	9,650	8,951
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(1)	7,150	8,643
NatWest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(3)	8,225	7,264
3.75% (5 Year CMT Index + 2.10%), 11/01/2029(3)	1,833	1,745
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(3)	985	889
4.80%, 04/05/2026	3,017	2,914
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(3)	6,005	5,616
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(3)	7,000	6,523
6.02% (1 Year CMT Index + 2.10%), 03/02/2034(3)	2,010	1,929
7.47% (1 Year CMT Index + 2.85%), 11/10/2026(3)	2,165	2,209
NatWest Markets Plc
1.60%, 09/29/2026(1)	2,390	2,101
New York Life Insurance Co.
4.45%, 05/15/2069(1)	4,225	3,102
NNN REIT, Inc.
3.50%, 10/15/2027	400	365
3.60%, 12/15/2026	700	651
5.60%, 10/15/2033	950	895
Nomura Holdings, Inc.
1.65%, 07/14/2026	5,000	4,418
1.85%, 07/16/2025	5,000	4,626
2.61%, 07/14/2031	2,025	1,549
2.65%, 01/16/2025	2,597	2,477
2.68%, 07/16/2030	1,550	1,231
2.71%, 01/22/2029	11,000	9,201
6.07%, 07/12/2028	4,200	4,153
Nordea Bank Abp
5.38%, 09/22/2027(1)	2,035	1,987
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032(3)	411	363
Northwestern Mutual Global Funding
1.70%, 06/01/2028(1)	1,995	1,685
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/2027(1)	1,044	959
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067(1)(3)	743	522
Physicians Realty LP
2.63%, 11/01/2031	1,360	1,024
PNC Bank N.A.
3.88%, 04/10/2025	7,840	7,561
4.20%, 11/01/2025	322	309
PNC Financial Services Group, Inc.
5.07% (SOFR + 1.93%), 01/24/2034(3)	3,433	3,113
5.58% (SOFR + 1.84%), 06/12/2029(3)	21,504	20,861
5.67% (SOFR + 1.09%), 10/28/2025(3)	595	590
Principal Life Global Funding II
3.00%, 04/18/2026(1)	2,000	1,854

Private Export Funding Corp.
3.25%, 06/15/2025	1,280	1,231
3.55%, 01/15/2024	2,489	2,473
Prologis LP
1.25%, 10/15/2030	10,115	7,549
2.25%, 04/15/2030	305	249
2.88%, 11/15/2029	800	686
4.88%, 06/15/2028	1,199	1,168
Protective Life Corp.
4.30%, 09/30/2028(1)	4,500	4,182
Prudential Financial, Inc.
3.91%, 12/07/2047	1,231	892
6.63%, 06/21/2040	5,995	6,205
Prudential Insurance Co. of America
8.30%, 07/01/2025(1)	1,691	1,732
Public Storage Operating Co.
1.95%, 11/09/2028	1,668	1,413
2.25%, 11/09/2031	1,401	1,096
Realty Income Corp.
1.80%, 03/15/2033	1,320	927
4.60%, 02/06/2024	7,100	7,060
Regency Centers LP
2.95%, 09/15/2029	2,200	1,872
Sabra Health Care LP
3.20%, 12/01/2031	2,195	1,642
Safehold GL Holdings LLC
2.80%, 06/15/2031	7,000	5,231
2.85%, 01/15/2032	4,308	3,165
Sammons Financial Group, Inc.
3.35%, 04/16/2031(1)	7,000	5,287
4.75%, 04/08/2032(1)	5,000	4,030
Santander UK Group Holdings Plc
1.67% (SOFR + 0.99%), 06/14/2027(3)	2,290	2,003
6.53% (SOFR + 2.60%), 01/10/2029(3)	9,500	9,412
6.83% (SOFR + 2.75%), 11/21/2026(3)	3,588	3,608
Santander UK Plc
5.00%, 11/07/2023(1)	4,150	4,140
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025(1)	1,390	1,340
Scentre Group Trust 2
4.75% (5 Year CMT Index + 4.38%), 09/24/2080(1)(3)	1,865	1,675
SITE Centers Corp.
4.70%, 06/01/2027	368	341
Societe Generale SA
1.49% (1 Year CMT Index + 1.10%), 12/14/2026(1)(3)	19,302	17,232
1.79% (1 Year CMT Index + 1.00%), 06/09/2027(1)(3)	5,930	5,227
2.80% (1 Year CMT Index + 1.30%), 01/19/2028(1)(3)	1,020	906
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(3)	8,975	6,791
3.00%, 01/22/2030(1)	562	457
3.63%, 03/01/2041(1)	6,000	3,625
4.03% (1 Year CMT Index + 1.90%), 01/21/2043(1)(3)	2,851	1,789
4.25%, 04/14/2025(1)	2,880	2,766
5.00%, 01/17/2024(1)	860	855
6.22% (1 Year CMT Index + 3.20%), 06/15/2033(1)(3)	4,500	4,075
6.45% (1 Year CMT Index + 2.55%), 01/10/2029(1)(3)	3,550	3,509
6.45% (1 Year CMT Index + 2.30%), 01/12/2027(1)(3)	4,935	4,934
Standard Chartered Plc
1.46% (1 Year CMT Index + 1.00%), 01/14/2027(1)(3)	10,474	9,351
1.82% (1 Year CMT Index + 0.95%), 11/23/2025(1)(3)	4,741	4,480
2.61% (1 Year CMT Index + 1.18%), 01/12/2028(1)(3)	5,000	4,426
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(1)(3)	1,360	1,294
4.87% (5 Year 1100 Run ICE Swap Rate USD + 1.97%), 03/15/2033(1)(3)	800	716
6.19% (1 Year CMT Index + 1.85%), 07/06/2027(1)(3)	1,985	1,977
6.30% (1 Year CMT Index + 2.58%), 07/06/2034(1)(3)	2,000	1,929
State Bank of India
4.38%, 01/24/2024(1)	6,475	6,439
State Street Corp.
2.20%, 03/03/2031(4)	2,110	1,616
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077(1)(3)	1,000	917
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	2,650	2,074
2.63%, 07/14/2026	644	591
3.04%, 07/16/2029	5,005	4,275
5.52%, 01/13/2028	2,790	2,752
5.71%, 01/13/2030	2,790	2,730
5.88%, 07/13/2026	5,065	5,059
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/2026(1)	3,871	3,492
Swedbank AB
5.34%, 09/20/2027(1)	5,125	4,967
5.47%, 06/15/2026(1)	3,413	3,367
6.14%, 09/12/2026(1)	3,305	3,292
Synchrony Financial
3.95%, 12/01/2027	1,500	1,318
4.50%, 07/23/2025	4,000	3,809
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047(1)	3,360	2,560
4.90%, 09/15/2044(1)	200	168
6.85%, 12/16/2039(1)	218	229

Toronto-Dominion Bank
4.46%, 06/08/2032	5,000	4,484
5.52%, 07/17/2028	1,935	1,910
5.53%, 07/17/2026	19,194	19,054
Travelers Companies, Inc.
5.45%, 05/25/2053	1,700	1,620
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300	2,208
6.13%, 08/15/2043	5,000	4,482
Truist Financial Corp.
4.80% (5 Year CMT Index + 3.00%), 12/31/2099(3)	3,460	2,966
5.12% (SOFR + 1.85%), 01/26/2034(3)	1,770	1,582
5.87% (SOFR + 2.36%), 06/08/2034(3)	1,470	1,384
6.05% (SOFR + 2.05%), 06/08/2027(3)	1,935	1,914
Trustage Financial Group, Inc.
4.63%, 04/15/2032(1)	5,000	4,126
UBS Group AG
1.36% (1 Year CMT Index + 1.08%), 01/30/2027(1)(3)	4,700	4,176
2.10% (1 Year CMT Index + 1.00%), 02/11/2032(1)(3)	3,610	2,671
2.19% (SOFR + 2.04%), 06/05/2026(1)(3)	1,020	949
2.59% (SOFR + 1.56%), 09/11/2025(1)(3)	2,637	2,538
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(1)(3)	4,375	3,963
4.25%, 03/23/2028(1)	3,000	2,758
4.28%, 01/09/2028(1)	3,973	3,653
4.49% (1 Year CMT Index + 1.55%), 05/12/2026(1)(3)	1,770	1,714
4.49% (1 Year CMT Index + 1.60%), 08/05/2025(1)(3)	4,000	3,930
4.55%, 04/17/2026	1,500	1,441
5.71% (1 Year CMT Index + 1.55%), 01/12/2027(1)(3)	5,000	4,937
6.54% (SOFR + 3.92%), 08/12/2033(1)(3)	4,000	3,953
6.92% (SOFR + 1.58%), 05/12/2026(1)(3)	5,330	5,361
UDR, Inc.
1.90%, 03/15/2033	2,025	1,421
2.10%, 08/01/2032	1,430	1,031
2.95%, 09/01/2026	276	255
3.00%, 08/15/2031	415	337
3.20%, 01/15/2030	1,565	1,341
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027(1)(3)	1,135	1,003
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(3)	2,330	2,134
5.86% (5 Year 1100 Run ICE Swap Rate USD + 3.70%), 06/19/2032(1)(3)	1,400	1,275
7.30% (5 Year 1100 Run ICE Swap Rate USD + 4.91%), 04/02/2034(1)(3)	715	674
Ventas Realty LP
3.25%, 10/15/2026	323	297
3.50%, 02/01/2025	251	242
3.85%, 04/01/2027	677	628
4.13%, 01/15/2026	126	121
Wells Fargo & Co.
2.16% (3 Month Term SOFR + 1.01%), 02/11/2026(3)	10,183	9,613
2.39% (SOFR + 2.10%), 06/02/2028(3)	2,875	2,521
2.57% (3 Month Term SOFR + 1.26%), 02/11/2031(3)	12,110	9,789
3.00%, 04/22/2026	2,125	1,979
4.10%, 06/03/2026	3,580	3,400
4.30%, 07/22/2027	729	687
4.40%, 06/14/2046	626	463
4.65%, 11/04/2044	675	525
5.38%, 11/02/2043	317	275
5.56% (SOFR + 1.99%), 07/25/2034(3)	5,273	4,993
5.57% (SOFR + 1.74%), 07/25/2029(3)	47,469	46,309
Welltower OP LLC
3.10%, 01/15/2030	1,085	919
6.50%, 03/15/2041	700	687
Westpac Banking Corp.
3.13%, 11/18/2041	2,377	1,461
Weyerhaeuser Co.
7.38%, 03/15/2032	142	154
Willis North America, Inc.
5.05%, 09/15/2048	7,500	6,014
WP Carey, Inc.
2.40%, 02/01/2031	1,800	1,394
2.45%, 02/01/2032	1,360	1,025
4.25%, 10/01/2026	3,404	3,249
WR Berkley Corp.
4.75%, 08/01/2044	3,445	2,756
XL Group Ltd.
5.25%, 12/15/2043	2,700	2,413

Total Financials		1,902,503

Industrials – 1.68%
Airbus SE
3.95%, 04/10/2047(1)	150	117
Allegion U.S. Holding Co., Inc.
3.20%, 10/01/2024	2,000	1,938
Amphenol Corp.
3.20%, 04/01/2024	8,135	8,028
Arrow Electronics, Inc.
3.25%, 09/08/2024	219	213
3.88%, 01/12/2028	221	202
BAE Systems Plc
1.90%, 02/15/2031(1)	6,886	5,313
3.00%, 09/15/2050(1)	754	462
5.80%, 10/11/2041(1)	400	377

Berry Global, Inc.
1.57%, 01/15/2026	17,410	15,737
Boeing Co.
2.20%, 02/04/2026	19,535	17,936
2.75%, 02/01/2026	1,415	1,322
3.10%, 05/01/2026	1,529	1,428
3.25%, 03/01/2028	2,061	1,852
3.30%, 03/01/2035	1,410	1,042
3.63%, 02/01/2031	4,745	4,099
3.95%, 08/01/2059	4,825	3,202
4.88%, 05/01/2025	1,165	1,145
5.04%, 05/01/2027	1,185	1,157
5.15%, 05/01/2030	4,225	4,037
5.71%, 05/01/2040	1,555	1,435
5.81%, 05/01/2050	11,707	10,601
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051	4,625	2,928
3.30%, 09/15/2051	530	355
3.55%, 02/15/2050	517	367
4.38%, 09/01/2042	462	383
4.45%, 01/15/2053	1,800	1,491
5.15%, 09/01/2043	389	356
5.20%, 04/15/2054	9,818	8,995
5.40%, 06/01/2041	542	514
5.75%, 05/01/2040	373	370
6.15%, 05/01/2037	320	335
7.29%, 06/01/2036	134	147
Cellnex Finance Co. SA
3.88%, 07/07/2041(1)	3,000	2,079
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000	5,629
CNH Industrial Capital LLC
5.50%, 01/12/2029	8,567	8,419
CRH America Finance, Inc.
3.40%, 05/09/2027(1)	200	185
CRH America, Inc.
3.88%, 05/18/2025(1)	354	342
5.13%, 05/18/2045(1)	230	195
CSX Corp.
3.35%, 09/15/2049	305	203
4.10%, 03/15/2044	175	137
4.65%, 03/01/2068	2,000	1,597
4.75%, 11/15/2048	1,280	1,082
5.50%, 04/15/2041	402	379
Eaton Corp.
4.15%, 03/15/2033	143	129
5.80%, 03/15/2037	500	488
FedEx Corp.
4.95%, 10/17/2048	3,000	2,532
Flex Ltd.
3.75%, 02/01/2026	14,000	13,309
Graphic Packaging International LLC
1.51%, 04/15/2026(1)	11,485	10,231
Johnson Controls International Plc
4.95%, 07/02/2064(2)	928	742
Keysight Technologies, Inc.
4.60%, 04/06/2027	13,000	12,522
L3Harris Technologies, Inc.
3.83%, 04/27/2025	820	796
4.85%, 04/27/2035	1,000	910
5.40%, 07/31/2033	2,619	2,518
Lennox International, Inc.
1.70%, 08/01/2027	2,000	1,727
5.50%, 09/15/2028	6,183	6,068
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	811	753
3.50%, 12/15/2027	6,165	5,679
4.25%, 07/02/2024	1,705	1,686
6.25%, 05/01/2037	107	103
Masco Corp.
2.00%, 10/01/2030	760	582
6.50%, 08/15/2032	1,240	1,249
Mexico City Airport Trust
3.88%, 04/30/2028(1)	3,645	3,296
4.25%, 10/31/2026(1)	1,245	1,170
5.50%, 07/31/2047(1)	3,902	2,968
Norfolk Southern Corp.
3.95%, 10/01/2042	332	255
4.05%, 08/15/2052	1,100	816
4.80%, 08/15/2043	1,273	1,027
7.80%, 05/15/2027	1,705	1,841
Northrop Grumman Corp.
3.85%, 04/15/2045	195	145
nVent Finance Sarl
4.55%, 04/15/2028	3,625	3,395
Otis Worldwide Corp.
2.57%, 02/15/2030	3,430	2,844
5.25%, 08/16/2028	9,103	8,948
Parker-Hannifin Corp.
4.45%, 11/21/2044	333	270

Penske Truck Leasing Co. LP
1.20%, 11/15/2025(1)	7,300	6,567
3.95%, 03/10/2025(1)	7,000	6,756
Penske Truck Leasing Co. LP / PTL Finance Corp.
6.20%, 06/15/2030(1)	2,925	2,882
Precision Castparts Corp.
4.20%, 06/15/2035	75	64
4.38%, 06/15/2045	415	337
RTX Corp.
2.82%, 09/01/2051	2,550	1,460
3.75%, 11/01/2046	1,130	800
4.15%, 05/15/2045	1,683	1,274
4.35%, 04/15/2047	970	755
4.50%, 06/01/2042	1,823	1,491
5.15%, 02/27/2033	2,076	1,966
Siemens Financieringsmaatschappij NV
4.40%, 05/27/2045(1)	513	429
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026(1)	1,400	1,234
Teledyne Technologies, Inc.
2.75%, 04/01/2031	12,950	10,456
Textron, Inc.
3.65%, 03/15/2027	4,975	4,645
Timken Co.
3.88%, 09/01/2024	1,000	979
TTX Co.
3.60%, 01/15/2025(1)	2,000	1,942
Union Pacific Corp.
4.10%, 09/15/2067	200	145
Vontier Corp.
2.40%, 04/01/2028	8,000	6,660
Vulcan Materials Co.
4.70%, 03/01/2048	2,054	1,698
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	5,000	4,648
WestRock MWV LLC
8.20%, 01/15/2030	537	591
WRKCo, Inc.
3.75%, 03/15/2025	1,300	1,262
Xylem, Inc.
1.95%, 01/30/2028	2,170	1,869
2.25%, 01/30/2031	960	764

Total Industrials		268,804

Technology – 1.37%
Analog Devices, Inc.
2.95%, 10/01/2051	2,122	1,325
Apple, Inc.
4.85%, 05/10/2053	7,500	6,871
Broadcom, Inc.
2.45%, 02/15/2031(1)	4,393	3,434
2.60%, 02/15/2033(1)	5,783	4,312
3.14%, 11/15/2035(1)	12,942	9,436
3.19%, 11/15/2036(1)	17,915	12,862
3.50%, 02/15/2041(1)	3,460	2,405
4.75%, 04/15/2029	6,850	6,459
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	14,070	12,690
CGI, Inc.
1.45%, 09/14/2026	2,182	1,925
2.30%, 09/14/2031	3,919	2,942
Dell International LLC / EMC Corp.
5.25%, 02/01/2028	5,305	5,224
5.30%, 10/01/2029	1,100	1,068
6.02%, 06/15/2026	3,677	3,691
Fiserv, Inc.
3.20%, 07/01/2026	890	832
3.85%, 06/01/2025	5,000	4,833
4.40%, 07/01/2049	2,850	2,183
5.63%, 08/21/2033	1,000	969
Genpact Luxembourg Sarl
3.38%, 12/01/2024	7,000	6,740
Intel Corp.
5.63%, 02/10/2043	2,925	2,789
5.70%, 02/10/2053	3,230	3,029
5.90%, 02/10/2063	966	916
Intuit, Inc.
5.13%, 09/15/2028	1,614	1,597
5.50%, 09/15/2053	3,100	2,974
KLA Corp.
3.30%, 03/01/2050	1,800	1,196
Leidos, Inc.
2.30%, 02/15/2031	1,075	827
3.63%, 05/15/2025	3,500	3,365
5.75%, 03/15/2033	1,000	958
Microchip Technology, Inc.
0.97%, 02/15/2024	22,950	22,527
Microsoft Corp.
2.53%, 06/01/2050	9,330	5,681
NXP BV / NXP USA, Inc.
2.50%, 05/11/2031	3,495	2,729
2.65%, 02/15/2032	16,237	12,550

2.70%, 05/01/2025	1,447	1,374
3.25%, 05/11/2041	3,600	2,422
3.25%, 11/30/2051	1,505	915
4.30%, 06/18/2029	7,077	6,483
Oracle Corp.
3.25%, 11/15/2027	1,054	961
3.60%, 04/01/2040	6,210	4,487
3.60%, 04/01/2050	6,680	4,321
3.80%, 11/15/2037	600	458
3.85%, 07/15/2036	1,065	842
3.90%, 05/15/2035	936	765
4.30%, 07/08/2034	8,062	6,934
4.38%, 05/15/2055	400	288
4.90%, 02/06/2033	2,930	2,701
5.55%, 02/06/2053	4,080	3,575
QUALCOMM, Inc.
4.50%, 05/20/2052	1,615	1,324
Roper Technologies, Inc.
1.40%, 09/15/2027	3,050	2,610
2.00%, 06/30/2030	1,150	909
ServiceNow, Inc.
1.40%, 09/01/2030	6,530	5,013
SK Hynix, Inc.
1.50%, 01/19/2026(1)	2,000	1,797
Texas Instruments, Inc.
5.05%, 05/18/2063	2,516	2,230
TSMC Global Ltd.
4.63%, 07/22/2032(1)	1,610	1,520
VMware, Inc.
1.40%, 08/15/2026	8,282	7,306
1.80%, 08/15/2028	1,928	1,600
4.65%, 05/15/2027	1,370	1,321
Workday, Inc.
3.50%, 04/01/2027	3,141	2,931
3.80%, 04/01/2032	2,910	2,495

Total Technology		218,921

Utilities – 3.26%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/2028(1)	2,015	1,747
AEP Texas, Inc.
3.80%, 10/01/2047	3,715	2,521
AEP Transmission Co. LLC
3.15%, 09/15/2049	580	372
3.75%, 12/01/2047	2,600	1,882
4.00%, 12/01/2046	2,020	1,539
4.25%, 09/15/2048	4,790	3,739
Alabama Power Co.
2.80%, 04/01/2025	2,025	1,935
3.75%, 03/01/2045	182	132
4.10%, 01/15/2042	233	176
4.15%, 08/15/2044	205	158
6.13%, 05/15/2038	219	218
Alexander Funding Trust
1.84%, 11/15/2023(1)	2,000	1,987
Alfa Desarrollo SpA
4.55%, 09/27/2051(1)	2,460	1,681
Ameren Corp.
2.50%, 09/15/2024	2,153	2,082
American Electric Power Co., Inc.
5.70%, 08/15/2025	6,918	6,883
American Water Capital Corp.
3.45%, 06/01/2029	590	532
4.00%, 12/01/2046	2,350	1,756
6.59%, 10/15/2037	386	412
APA Infrastructure Ltd.
4.20%, 03/23/2025(1)	2,100	2,042
4.25%, 07/15/2027(1)	1,098	1,036
Arizona Public Service Co.
3.75%, 05/15/2046	2,290	1,563
5.05%, 09/01/2041	349	295
Atmos Energy Corp.
4.13%, 10/15/2044	1,860	1,456
4.15%, 01/15/2043	830	663
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028(1)	10,275	9,575
Avangrid, Inc.
3.15%, 12/01/2024	610	588
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	950	566
3.20%, 09/15/2049	1,105	712
3.50%, 08/15/2046	375	256
Berkshire Hathaway Energy Co.
2.85%, 05/15/2051	7,650	4,412
6.13%, 04/01/2036	366	368
Boston Gas Co.
4.49%, 02/15/2042(1)	253	193
Brooklyn Union Gas Co.
3.87%, 03/04/2029(1)	1,125	1,000
4.27%, 03/15/2048(1)	1,100	764
4.50%, 03/10/2046(1)	2,000	1,424

CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	151	114
CenterPoint Energy Resources Corp.
5.25%, 03/01/2028	6,869	6,779
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028(1)	1,333	1,207
CMS Energy Corp.
2.95%, 02/15/2027	348	316
3.00%, 05/15/2026	110	103
3.45%, 08/15/2027	350	323
Comision Federal de Electricidad
4.69%, 05/15/2029(1)	3,900	3,505
Commonwealth Edison Co.
3.65%, 06/15/2046	364	256
3.75%, 08/15/2047	1,000	719
4.00%, 03/01/2048	4,615	3,488
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	2,940	2,103
3.88%, 06/15/2047	1,800	1,291
4.13%, 05/15/2049	4,293	3,184
4.30%, 12/01/2056	3,050	2,241
4.50%, 05/15/2058	538	408
5.70%, 06/15/2040	318	301
Constellation Energy Generation LLC
5.75%, 10/01/2041	3,192	2,880
5.80%, 03/01/2033	2,817	2,747
6.25%, 10/01/2039	300	291
6.50%, 10/01/2053	1,050	1,052
Consumers Energy Co.
3.25%, 08/15/2046	190	127
4.35%, 08/31/2064	191	140
Delmarva Power & Light Co.
4.00%, 06/01/2042	170	125
Dominion Energy, Inc.
2.85%, 08/15/2026	304	281
3.90%, 10/01/2025	1,441	1,389
4.90%, 08/01/2041	212	177
5.25%, 08/01/2033	1,161	1,087
7.00%, 06/15/2038	124	129
DTE Energy Co.
2.53%, 10/01/2024(2)	3,878	3,741
4.22%, 11/01/2024(2)	12,313	12,083
Duke Energy Carolinas LLC
4.25%, 12/15/2041	141	113
4.95%, 01/15/2033	7,935	7,540
6.00%, 12/01/2028	235	239
Duke Energy Corp.
2.65%, 09/01/2026	7,970	7,331
3.75%, 09/01/2046	13,800	9,538
3.95%, 08/15/2047	1,740	1,225
6.10%, 09/15/2053	2,730	2,648
Duke Energy Florida LLC
4.20%, 07/15/2048	2,972	2,300
Duke Energy Indiana LLC
3.75%, 05/15/2046	600	423
Duke Energy Ohio, Inc.
5.25%, 04/01/2033	2,515	2,428
Duke Energy Progress LLC
2.90%, 08/15/2051	1,645	970
3.70%, 10/15/2046	506	351
4.10%, 05/15/2042	217	168
4.10%, 03/15/2043	181	140
4.15%, 12/01/2044	129	99
4.20%, 08/15/2045	325	248
4.38%, 03/30/2044	132	105
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030(1)	2,500	1,944
3.62%, 08/01/2027(1)	6,675	5,977
Edison International
3.55%, 11/15/2024	3,606	3,504
6.95%, 11/15/2029	8,820	9,096
Electricite de France SA
4.75%, 10/13/2035(1)	5,000	4,333
6.90%, 05/23/2053(1)	2,947	2,924
Emera U.S. Finance LP
3.55%, 06/15/2026	1,260	1,184
4.75%, 06/15/2046	900	664
Enel Finance America LLC
7.10%, 10/14/2027(1)	4,569	4,726
Enel Finance International NV
1.88%, 07/12/2028(1)	2,050	1,700
2.65%, 09/10/2024(1)	1,440	1,393
3.50%, 04/06/2028(1)	4,065	3,653
4.75%, 05/25/2047(1)	7,050	5,393
6.00%, 10/07/2039(1)	307	285
6.80%, 10/14/2025(1)	5,402	5,465
6.80%, 09/15/2037(1)	2,425	2,445
7.75%, 10/14/2052(1)	1,054	1,148
Entergy Arkansas LLC
2.65%, 06/15/2051	960	535

Entergy Corp.
2.95%, 09/01/2026	310	287
Entergy Louisiana LLC
2.40%, 10/01/2026	650	592
2.90%, 03/15/2051	1,570	923
3.05%, 06/01/2031	440	366
3.12%, 09/01/2027	370	339
4.00%, 03/15/2033	2,610	2,266
Entergy Texas, Inc.
4.50%, 03/30/2039	11,000	9,140
Evergy Kansas Central, Inc.
4.13%, 03/01/2042	4,175	3,235
Evergy Metro, Inc.
4.20%, 03/15/2048	500	379
5.30%, 10/01/2041	1,032	933
Evergy, Inc.
2.90%, 09/15/2029	2,190	1,870
Eversource Energy
4.75%, 05/15/2026	3,264	3,191
5.45%, 03/01/2028	10,116	9,999
Exelon Corp.
4.95%, 06/15/2035	1,500	1,347
5.30%, 03/15/2033	6,311	6,018
Fells Point Funding Trust
3.05%, 01/31/2027(1)	9,320	8,451
FirstEnergy Corp.
3.40%, 03/01/2050	2,376	1,477
FirstEnergy Transmission LLC
2.87%, 09/15/2028(1)	1,567	1,359
4.35%, 01/15/2025(1)	14,584	14,235
4.55%, 04/01/2049(1)	2,143	1,678
5.45%, 07/15/2044(1)	5,027	4,402
Florida Power & Light Co.
5.40%, 09/01/2035	700	663
Fortis, Inc.
3.06%, 10/04/2026	2,291	2,100
Indiana Michigan Power Co.
3.25%, 05/01/2051	1,570	992
Israel Electric Corp. Ltd.
3.75%, 02/22/2032(1)	3,154	2,591
5.00%, 11/12/2024(1)	1,884	1,859
ITC Holdings Corp.
2.95%, 05/14/2030(1)	890	738
Jersey Central Power & Light Co.
4.30%, 01/15/2026(1)	740	713
6.15%, 06/01/2037	400	392
KeySpan Gas East Corp.
2.74%, 08/15/2026(1)	538	490
Massachusetts Electric Co.
4.00%, 08/15/2046(1)	624	426
Metropolitan Edison Co.
5.20%, 04/01/2028(1)	8,471	8,264
MidAmerican Energy Co.
5.85%, 09/15/2054	2,901	2,860
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(1)	9,900	9,213
Monongahela Power Co.
5.40%, 12/15/2043(1)	1,650	1,459
National Rural Utilities Cooperative Finance Corp.
8.00%, 03/01/2032	791	894
Nevada Power Co.
5.38%, 09/15/2040	261	235
5.45%, 05/15/2041	386	348
New England Power Co.
3.80%, 12/05/2047(1)	5,108	3,633
New York State Electric & Gas Corp.
3.25%, 12/01/2026(1)	804	739
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/2024	6,450	6,346
4.45%, 06/20/2025	5,994	5,847
5.75%, 09/01/2025	18,978	18,924
6.05%, 03/01/2025	6,922	6,932
Niagara Mohawk Power Corp.
1.96%, 06/27/2030(1)	2,150	1,674
NiSource, Inc.
1.70%, 02/15/2031	1,640	1,226
2.95%, 09/01/2029	1,520	1,310
5.25%, 03/30/2028	1,875	1,838
5.80%, 02/01/2042	774	700
Northern States Power Co.
3.60%, 09/15/2047	2,395	1,683
4.13%, 05/15/2044	1,480	1,153
NRG Energy, Inc.
2.00%, 12/02/2025(1)	2,685	2,430
2.45%, 12/02/2027(1)	6,215	5,268
4.45%, 06/15/2029(1)	1,155	1,002
Ohio Power Co.
2.90%, 10/01/2051	1,390	824
4.15%, 04/01/2048	1,190	892

Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	1,895	1,203
5.75%, 03/15/2029	124	126
Pacific Gas & Electric Co.
2.95%, 03/01/2026	990	912
3.25%, 02/16/2024	15,020	14,843
3.45%, 07/01/2025	1,570	1,489
3.75%, 02/15/2024	3,148	3,118
3.75%, 08/15/2042	376	241
3.95%, 12/01/2047	779	499
4.00%, 12/01/2046	2,289	1,451
4.30%, 03/15/2045	638	432
4.45%, 04/15/2042	1,905	1,361
4.50%, 07/01/2040	7,329	5,454
4.60%, 06/15/2043	1,773	1,271
4.95%, 07/01/2050	4,255	3,172
6.10%, 01/15/2029	975	952
6.40%, 06/15/2033	3,090	2,978
6.75%, 01/15/2053	2,167	2,030
PacifiCorp
5.50%, 05/15/2054	166	141
PECO Energy Co.
2.80%, 06/15/2050	860	508
2.85%, 09/15/2051	1,445	855
3.70%, 09/15/2047	2,120	1,531
3.90%, 03/01/2048	5,235	3,917
4.15%, 10/01/2044	353	275
Pennsylvania Electric Co.
3.25%, 03/15/2028(1)	2,386	2,141
Pepco Holdings LLC
7.45%, 08/15/2032	222	230
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2036	1,735	1,567
5.10%, 06/01/2052	2,420	2,168
5.21%, 12/01/2047	1,285	1,171
Potomac Electric Power Co.
6.50%, 11/15/2037	136	142
PPL Electric Utilities Corp.
3.00%, 10/01/2049	2,105	1,319
4.13%, 06/15/2044	208	162
Public Service Co. of Colorado
3.55%, 06/15/2046	353	230
4.10%, 06/15/2048	2,515	1,837
Public Service Co. of Oklahoma
6.63%, 11/15/2037	649	655
Public Service Electric & Gas Co.
3.60%, 12/01/2047	1,605	1,148
4.65%, 03/15/2033	7,255	6,819
5.38%, 11/01/2039	117	108
Public Service Enterprise Group, Inc.
1.60%, 08/15/2030	8,395	6,440
Puget Energy, Inc.
2.38%, 06/15/2028	4,023	3,441
3.65%, 05/15/2025	1,200	1,150
San Diego Gas & Electric Co.
2.95%, 08/15/2051	2,230	1,350
3.75%, 06/01/2047	4,417	3,133
3.95%, 11/15/2041	310	228
5.35%, 05/15/2040	3,430	3,033
SCE Recovery Funding LLC
4.70%, 06/15/2040	2,395	2,229
Sempra
6.00%, 10/15/2039	752	714
Sigeco Securitization I LLC
5.03%, 11/15/2036	2,617	2,497
Southern California Edison Co.
2.95%, 02/01/2051	6,220	3,676
3.65%, 03/01/2028	1,200	1,106
3.90%, 12/01/2041	392	283
4.05%, 03/15/2042	800	599
4.13%, 03/01/2048	1,880	1,392
4.90%, 06/01/2026	5,813	5,710
5.88%, 12/01/2053	2,647	2,488
6.05%, 03/15/2039	253	243
Southern California Gas Co.
2.55%, 02/01/2030	2,621	2,169
Southern Co.
4.48%, 08/01/2024(2)	9,015	8,884
5.70%, 03/15/2034	1,690	1,655
Southern Co. Gas Capital Corp.
3.25%, 06/15/2026	225	212
3.95%, 10/01/2046	282	197
4.40%, 06/01/2043	160	121
5.75%, 09/15/2033	1,730	1,696
5.88%, 03/15/2041	1,210	1,134
Southern Power Co.
5.15%, 09/15/2041	746	640
Southwest Gas Corp.
3.80%, 09/29/2046	508	340
Southwestern Public Service Co.
4.50%, 08/15/2041	350	280

Toledo Edison Co.
2.65%, 05/01/2028(1)	1,208	1,032
6.15%, 05/15/2037	680	681
Union Electric Co.
3.65%, 04/15/2045	1,370	970
3.90%, 04/01/2052	3,065	2,242
Virginia Electric & Power Co.
3.50%, 03/15/2027	1,732	1,620
3.80%, 04/01/2028	2,675	2,494
4.45%, 02/15/2044	126	100
4.65%, 08/15/2043	1,765	1,450
5.45%, 04/01/2053	3,212	2,921
Vistra Operations Co. LLC
3.55%, 07/15/2024(1)	8,460	8,251
WEC Energy Group, Inc.
3.55%, 06/15/2025	204	196
Xcel Energy, Inc.
3.35%, 12/01/2026	5,105	4,759

Total Utilities		522,844

Total Corporate Bonds (Cost: $5,410,384)		4,757,386

Government Related – 18.83%
Other Government Related – 1.20%
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610	563
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350	1,566
Atlanta Independent School System
5.56%, 03/01/2026	535	533
Bank Gospodarstwa Krajowego
5.38%, 05/22/2033(1)	4,715	4,444
Bay Area Toll Authority
6.26%, 04/01/2049	1,650	1,765
Bermuda Government International Bond
2.38%, 08/20/2030(1)	1,765	1,417
California Municipal Finance Authority
3.28%, 02/01/2046	4,000	2,556
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	535	553
Chile Government International Bond
2.55%, 01/27/2032	1,398	1,129
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850	1,782
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,515	1,594
Clark County School District
5.51%, 06/15/2024	865	863
Curators of the University of Missouri
5.96%, 11/01/2039	3,310	3,378
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875	745
Eaton Community City School District
5.39%, 08/25/2027	275	275
Export-Import Bank of India
3.88%, 02/01/2028(1)	3,480	3,219
Fannie Mae
0.00%, 03/17/2031	2,250	1,551
0.88%, 08/05/2030	555	429
1.63%, 01/07/2025	6,247	5,962
2.63%, 09/06/2024	5,221	5,086
6.63%, 11/15/2030	2,550	2,823
7.13%, 01/15/2030	1,500	1,687
Federal Home Loan Banks
4.00%, 10/24/2029	2,000	1,902
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	3,749	4,148
Finnvera OYJ
2.38%, 06/04/2025(1)	600	570
Idaho Energy Resources Authority
2.86%, 09/01/2046	3,175	2,084
Israel Government AID Bond
0.00%, 11/01/2024	1,000	938
5.50%, 09/18/2033	619	642
Japan Finance Organization for Municipalities
1.75%, 09/05/2024(1)	200	193
2.13%, 10/25/2023(1)	3,400	3,393
Korea National Oil Corp.
4.75%, 04/03/2026(1)	1,570	1,540
4.88%, 04/03/2028(1)	1,760	1,715
Los Angeles Department of Water & Power
6.60%, 07/01/2050	2,400	2,718
Mexico Government International Bond
2.66%, 05/24/2031	2,579	2,035
3.50%, 02/12/2034	3,202	2,504
3.75%, 01/11/2028	3,517	3,254
3.77%, 05/24/2061	1,753	1,027
4.35%, 01/15/2047	42	30
4.40%, 02/12/2052	1,340	927
4.60%, 01/23/2046	1,494	1,100
4.60%, 02/10/2048	1,482	1,079

4.75%, 03/08/2044	450	345
5.75%, 10/12/2110	588	467
6.34%, 05/04/2053	2,123	1,932
New Hampshire Housing Finance Authority
3.75%, 07/01/2034	5	5
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	6,790	6,803
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870	6,642
New York State Dormitory Authority
2.20%, 03/15/2034	4,165	3,128
5.60%, 03/15/2040	260	254
New York State Urban Development Corp.
5.84%, 03/15/2040	2,000	2,005
Ohio State University
4.80%, 06/01/2111	1,102	916
Panama Government International Bond
4.50%, 04/16/2050	1,610	1,094
4.50%, 01/19/2063	4,675	3,017
6.88%, 01/31/2036	4,800	4,801
Peruvian Government International Bond
2.78%, 01/23/2031	2,220	1,818
3.00%, 01/15/2034	1,569	1,208
5.63%, 11/18/2050	190	175
Port Authority of New York & New Jersey
4.46%, 10/01/2062	2,065	1,701
5.65%, 11/01/2040	435	432
5.65%, 11/01/2040	1,260	1,252
Province of Manitoba Canada
2.13%, 06/22/2026	400	370
Qatar Government International Bond
4.40%, 04/16/2050(1)	6,135	4,997
Regents of the University of California Medical Center Pooled Revenue
3.71%, 05/15/2120	3,270	2,027
Resolution Funding Corp. Principal Strip
0.00%, 04/15/2030	929	667
Romanian Government International Bond
6.00%, 05/25/2034(1)	6,002	5,641
Saudi Government International Bond
2.25%, 02/02/2033(1)	1,533	1,174
3.45%, 02/02/2061(1)	1,185	724
5.00%, 01/18/2053(1)	948	787
St Johns County Industrial Development Authority
2.54%, 10/01/2030	10,000	8,146
State of California
7.30%, 10/01/2039	3,335	3,781
7.50%, 04/01/2034	5,540	6,391
State of Illinois
5.10%, 06/01/2033	13,030	12,368
Tennessee Valley Authority
0.75%, 05/15/2025	5,562	5,163
1.50%, 09/15/2031	1,230	950
2.88%, 02/01/2027	805	756
4.25%, 09/15/2065	1,720	1,364
4.63%, 09/15/2060	1,308	1,133
5.50%, 06/15/2038	57	58
5.88%, 04/01/2036	2,967	3,161
7.13%, 05/01/2030	1,615	1,808
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028	2,000	1,574
0.00%, 03/15/2032	1,514	986
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025	1,847	1,651
0.00%, 06/15/2035	258	139
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/2049	1,810	1,363
Three Rivers Local School District
5.21%, 09/15/2027	285	285
University of Michigan
4.45%, 04/01/2122	7,800	5,955
University of Pittsburgh-of the Commonwealth System of Higher Education
3.56%, 09/15/2119	2,045	1,233
University of Virginia
2.58%, 11/01/2051	3,150	1,916
4.18%, 09/01/2117	1,540	1,145
West Contra Costa Unified School District
6.25%, 08/01/2030	215	225
Westlake City School District
5.23%, 12/01/2026	430	430

Total Other Government Related		192,082

U.S. Treasury Obligations – 17.63%
U.S. Treasury Inflation Indexed Bonds
1.75%, 01/15/2028(7)	876	850
2.50%, 01/15/2029(7)	588	592
3.63%, 04/15/2028(7)	1,971	2,071
U.S. Treasury Note/Bond
0.50%, 02/28/2026	8,285	7,459
0.63%, 08/15/2030	2,700	2,072
0.75%, 04/30/2026	1,030	928
0.75%, 01/31/2028	73,860	62,625

0.88%, 09/30/2026	1,365	1,218
0.88%, 11/15/2030	20,235	15,742
1.00%, 07/31/2028	32,000	26,994
1.13%, 10/31/2026	97,550	87,406
1.13%, 08/31/2028	26,900	22,781
1.13%, 05/15/2040	1,975	1,134
1.13%, 08/15/2040	9,056	5,148
1.25%, 03/31/2028	56,535	48,795
1.25%, 06/30/2028	90,462	77,465
1.25%, 08/15/2031	22,265	17,402
1.25%, 05/15/2050	21,374	10,084
1.38%, 11/15/2031	8,874	6,955
1.38%, 11/15/2040	149,939	88,739
1.38%, 08/15/2050	44,065	21,502
1.50%, 01/31/2027	822	740
1.50%, 02/15/2030	1,855	1,538
1.63%, 05/15/2031	4,225	3,430
1.63%, 11/15/2050	33,177	17,378
1.75%, 12/31/2026	115	105
1.75%, 01/31/2029	8,475	7,325
1.75%, 08/15/2041	17,437	10,859
1.88%, 02/28/2029	33,900	29,440
1.88%, 02/15/2032	32,500	26,400
1.88%, 02/15/2041	11,542	7,445
1.88%, 02/15/2051	36,494	20,454
1.88%, 11/15/2051	44,455	24,778
2.00%, 08/15/2025	150	142
2.00%, 11/15/2026	14,125	12,992
2.00%, 11/15/2041	22,413	14,545
2.00%, 02/15/2050	24,856	14,506
2.00%, 08/15/2051	25,211	14,548
2.25%, 11/15/2025	34,725	32,810
2.25%, 02/15/2027	1,530	1,412
2.25%, 05/15/2041(8)	146,489	100,504
2.25%, 08/15/2046	39,102	24,793
2.25%, 08/15/2049	5,880	3,660
2.25%, 02/15/2052	30,950	18,993
2.38%, 03/31/2029	139,000	123,752
2.38%, 02/15/2042	103,679	71,664
2.38%, 11/15/2049	32,332	20,694
2.38%, 05/15/2051	18,851	11,956
2.50%, 02/28/2026	1,285	1,215
2.50%, 02/15/2045	147,275	100,009
2.63%, 05/31/2027	23,000	21,381
2.75%, 07/31/2027	20,640	19,227
2.75%, 05/31/2029	380	344
2.75%, 08/15/2042	19,600	14,369
2.75%, 11/15/2042	13,300	9,710
2.88%, 04/30/2029	42,000	38,356
2.88%, 05/15/2032	77,670	68,177
2.88%, 05/15/2043	107,560	79,687
2.88%, 08/15/2045	8,405	6,087
2.88%, 05/15/2049	7,305	5,211
2.88%, 05/15/2052	75,931	53,837
3.00%, 11/15/2044	1,585	1,183
3.00%, 02/15/2047	780	573
3.00%, 02/15/2048	870	637
3.00%, 08/15/2052	56,429	41,118
3.13%, 08/31/2027	21,865	20,636
3.13%, 08/31/2029	21,580	19,887
3.13%, 02/15/2043	18,100	14,012
3.13%, 05/15/2048	24,938	18,674
3.25%, 06/30/2029	40,000	37,172
3.25%, 05/15/2042	19,933	15,884
3.38%, 05/15/2033	41,789	37,897
3.38%, 08/15/2042	44,397	35,972
3.50%, 01/31/2028	26,308	25,107
3.50%, 04/30/2028	12,217	11,644
3.50%, 02/15/2033	51,600	47,343
3.50%, 02/15/2039	22,157	19,141
3.63%, 03/31/2028	53,811	51,587
3.63%, 05/31/2028	1,330	1,275
3.63%, 03/31/2030	7,400	6,980
3.63%, 08/15/2043	16,350	13,643
3.63%, 02/15/2044	10,150	8,440
3.63%, 02/15/2053	76,749	63,474
3.63%, 05/15/2053	34,907	28,902
3.75%, 11/15/2043	10,943	9,289
3.88%, 11/30/2027	18,733	18,159
3.88%, 12/31/2027	19,416	18,818
3.88%, 12/31/2029	138,230	132,414
3.88%, 08/15/2033	81,765	77,255
3.88%, 08/15/2040	25,825	22,930
3.88%, 02/15/2043	22,284	19,394
3.88%, 05/15/2043	12,021	10,451
4.00%, 02/29/2028	19,331	18,831
4.00%, 06/30/2028	17,791	17,316
4.00%, 11/15/2042	7,741	6,871
4.00%, 11/15/2052	15,962	14,148
4.13%, 09/30/2027	10,566	10,346

4.13%, 10/31/2027	13,431	13,145
4.13%, 07/31/2028	19,246	18,831
4.13%, 08/31/2030	47,422	46,029
4.25%, 05/15/2039	9,000	8,483
4.38%, 08/15/2026	7,100	7,012
4.38%, 08/31/2028	32,302	31,982
4.38%, 11/15/2039	25,454	24,222
4.38%, 05/15/2041	1,500	1,414
4.38%, 08/15/2043	24,799	23,137
4.50%, 05/15/2038	5,903	5,773
4.63%, 09/15/2026	33,541	33,376
4.63%, 09/30/2028	16,036	16,041
4.63%, 09/30/2028	50,817	50,849
U.S. Treasury Strip Coupon
0.00%, 02/15/2025	799	744
0.00%, 08/15/2027	4,314	3,602
0.00%, 11/15/2027	4,607	3,803
0.00%, 02/15/2031	12,590	8,941
0.00%, 02/15/2032	46,250	31,284
0.00%, 11/15/2034	2,487	1,464
0.00%, 02/15/2035	1,824	1,061
0.00%, 05/15/2035	1,920	1,102
0.00%, 08/15/2035	175	99
0.00%, 05/15/2036	121	66
0.00%, 05/15/2039	255	116
0.00%, 11/15/2040	20,090	8,408
0.00%, 02/15/2041	62,895	25,966
0.00%, 08/15/2041	1,425	572
0.00%, 05/15/2043	36,515	13,456
0.00%, 02/15/2046(8)	20,000	6,460

Total U.S. Treasury Obligations		2,827,276

Total Government Related (Cost: $3,637,122)		3,019,358

Mortgage-Backed Obligations – 36.59%
20 Times Square Trust 2018-20TS
3.20%, 05/15/2035, Series 2018-20TS, Class D(1)(4)	5,204	4,041
ACRE Commercial Mortgage 2021-FL4 Ltd.
6.55% (1 Month Term SOFR + 1.21%, 1.10% Floor), 12/18/2037, Series 2021-FL4, Class AS(1)(3)	3,990	3,923
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	1,092	1,035
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034, Series 2004-2CB, Class 1A9	253	247
Alternative Loan Trust 2005-1CB
1.67% (1 Month Term SOFR + 6.99%, 7.10% Cap), 03/25/2035, Series 2005-1CB, Class 1A6(3)(9)	76	4
Alternative Loan Trust 2005-20CB
0.00% (1 Month Term SOFR + 4.64%, 4.75% Cap), 07/25/2035, Series 2005-20CB, Class 3A8(3)(9)	288	4
Alternative Loan Trust 2005-22T1
0.00% (1 Month Term SOFR + 4.96%, 5.07% Cap), 06/25/2035, Series 2005-22T1, Class A2(3)(9)	382	13
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035, Series 2005-28CB, Class 1A4	114	95
6.00%, 08/25/2035, Series 2005-28CB, Class 3A5	5	2
Alternative Loan Trust 2005-37T1
0.00% (1 Month Term SOFR + 4.94%, 5.05% Cap), 09/25/2035, Series 2005-37T1, Class A2(3)(9)	1,317	34
Alternative Loan Trust 2005-54CB
0.00% (1 Month Term SOFR + 4.74%, 4.85% Cap), 11/25/2035, Series 2005-54CB, Class 1A2(3)(9)	364	6
5.50%, 11/25/2035, Series 2005-54CB, Class 1A7	1	1
5.50%, 11/25/2035, Series 2005-54CB, Class 1A11	92	69
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035, Series 2005-64CB, Class 1A9	44	37
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036, Series 2006-28CB, Class A17	49	25
Alternative Loan Trust 2006-43CB
6.00%, 07/25/2034, Series 2006-43CB, Class 2A1	1	1
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035, Series 2006-1, Class A5(1)(4)(10)	0	0
Anchor Mortgage Trust 2021-RTL1
2.60%, 10/25/2026, Series 2021-1, Class A1(1)	2,993	2,939
Arbor Multifamily Mortgage Securities Trust 2022-MF4
3.40%, 02/15/2055, Series 2022-MF4, Class A5(1)(4)	17,500	14,528
ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036, Series 2011-1, Class 2A35(1)(4)	27	9
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049, Series 2016-1A, Class AS(1)	5,522	5,297
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.35%, 08/15/2046, Series 2014-520M, Class C(1)(4)	1,200	741
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2049, Series 2004-6, Class 15PO(10)	1	0
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035, Series 2005-11, Class 1CB4	5	4
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046, Series 2006-5, Class CB7	18	15
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034, Series 2004-1, Class PO	11	8
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034, Series 2004-2, Class 1CB1	534	519
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035, Series 2005-6, Class 2A7	17	14
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035, Series 2005-7, Class 30PO	9	9

Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036, Series 2005-8, Class 30PO	3	2
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036, Series 2006-1, Class XPO	3	2
Banc of America Mortgage 2003-C Trust
4.75%, 04/25/2033, Series 2003-C, Class 3A1(4)	2	2
BANK 2017-BNK4
3.63%, 05/15/2050, Series 2017-BNK4, Class A4	6,790	6,198
BANK 2017-BNK8
3.49%, 11/15/2050, Series 2017-BNK8, Class A4	12,745	11,380
BANK 2017-BNK9
3.54%, 11/15/2054, Series 2017-BNK9, Class A4	6,100	5,533
BANK 2018-BNK10
3.69%, 02/15/2061, Series 2018-BN10, Class A5	4,000	3,650
BANK 2019-BNK21
2.85%, 10/17/2052, Series 2019-BN21, Class A5	13,192	11,116
BANK 2019-BNK23
2.92%, 12/15/2052, Series 2019-BN23, Class A3	8,058	6,777
BANK 2020-BNK29
2.00%, 11/15/2053, Series 2020-BN29, Class A4	11,175	8,286
BANK 2021-BNK37
2.37%, 11/15/2064, Series 2021-BN37, Class A4	22,400	17,328
BANK5 2023-5YR2
6.66%, 06/15/2028, Series 2023-5YR2, Class A3	20,000	20,398
BANK5 2023-5YR3
6.72%, 09/15/2056, Series 2023-5YR3, Class A3(4)	3,000	3,072
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051, Series 2018-C2, Class A4	20,000	18,350
4.31%, 12/15/2051, Series 2018-C2, Class A5	5,475	5,068
BBCMS Mortgage Trust 2021-C12
2.42%, 11/15/2054, Series 2021-C12, Class A4	25,600	20,354
BBCMS Mortgage Trust 2022-C15
3.68%, 04/15/2055, Series 2022-C15, Class ASB(4)	8,700	7,785
BBCMS Mortgage Trust 2022-C16
4.60%, 06/15/2055, Series 2022-C16, Class A5(4)	8,750	7,974
BBCMS Mortgage Trust 2023-C20
5.58%, 07/15/2056, Series 2023-C20, Class A5	1,393	1,360
BBCMS Mortgage Trust 2023-C21
6.51%, 09/15/2056, Series 2023-C21, Class A2(4)	10,800	10,991
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036, Series 2012-SHOW, Class A(1)	4,602	4,220
Bear Stearns ARM Trust 2003-2
4.46%, 01/25/2033, Series 2003-2, Class A5(1)(4)	48	46
Bear Stearns ARM Trust 2003-7
4.66%, 10/25/2033, Series 2003-7, Class 3A(4)	2	2
Bear Stearns ARM Trust 2004-2
3.86%, 05/25/2034, Series 2004-2, Class 14A(4)	21	19
Bear Stearns ARM Trust 2006-1
6.80% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036, Series 2006-1, Class A1(3)	51	47
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034, Series 2004-AC2, Class 2A	13	11
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
1.17%, 01/12/2045, Series 2007-T26, Class X1(1)(4)(10)	50	0
Bellemeade RE 2021-3 Ltd.
6.31% (30-day Average SOFR + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class M1A(1)(3)	2,733	2,724
6.31% (30-day Average SOFR + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class A2(1)(3)	8,400	8,310
Benchmark 2018-B3 Mortgage Trust
3.76%, 04/10/2051, Series 2018-B3, Class A4	17,400	15,908
Benchmark 2018-B6 Mortgage Trust
4.26%, 10/10/2051, Series 2018-B6, Class A4	8,862	8,075
Benchmark 2019-B15 Mortgage Trust
2.67%, 12/15/2072, Series 2019-B15, Class A4	30,000	24,599
Benchmark 2020-B19 Mortgage Trust
1.55%, 09/15/2053, Series 2020-B19, Class A4	21,500	16,473
1.85%, 09/15/2053, Series 2020-B19, Class A5	5,098	3,804
Benchmark 2020-B21 Mortgage Trust
1.98%, 12/17/2053, Series 2020-B21, Class A5	3,252	2,483
Benchmark 2021-B24 Mortgage Trust
2.01%, 03/15/2054, Series 2021-B24, Class A3	10,000	8,268
2.26%, 03/15/2054, Series 2021-B24, Class A4	20,000	15,633
Benchmark 2021-B27 Mortgage Trust
2.10%, 07/15/2054, Series 2021-B27, Class A4	22,500	17,166
2.39%, 07/15/2054, Series 2021-B27, Class A5	1,984	1,495
Benchmark 2022-B32 Mortgage Trust
3.04%, 01/15/2055, Series 2022-B32, Class A3	23,000	18,961
Benchmark 2023-V2 Mortgage Trust
5.81%, 05/15/2055, Series 2023-V2, Class A3(4)	2,329	2,297
Benchmark 2023-V3 Mortgage Trust
5.90%, 07/15/2056, Series 2023-V3, Class A2	3,100	3,075
BMO 2023-5C1 Mortgage Trust
6.53%, 08/15/2056, Series 2023-5C1, Class A3(4)	22,300	22,624
BRAVO Residential Funding Trust 2023-RPL1
5.00%, 05/25/2063, Series 2023-RPL1, Class A1(1)(4)	4,485	4,327
Cascade Funding Mortgage Trust 2021-FRR1
2.08%, 02/28/2025, Series 2021-FRR1, Class BK45(1)(4)	4,450	4,023
CD 2006-CD3 Mortgage Trust
0.18%, 10/15/2048, Series 2006-CD3, Class XS(1)(4)	81	1
CD 2019-CD8 Mortgage Trust
2.66%, 08/15/2057, Series 2019-CD8, Class A3	20,000	16,536
CFCRE Commercial Mortgage Trust 2017-C8
3.30%, 06/15/2050, Series 2017-C8, Class A3	20,214	18,410

Chase Home Lending Mortgage Trust 2023-RPL1
3.50%, 06/25/2062, Series 2023-RPL1, Class A1(1)(4)	6,871	6,053
Chase Mortgage Finance Trust Series 2006-A1
5.21%, 09/25/2036, Series 2006-A1, Class 2A3(4)	59	51
Chase Mortgage Finance Trust Series 2007-A1
4.74%, 02/25/2037, Series 2007-A1, Class 9A1(4)	13	12
4.96%, 02/25/2037, Series 2007-A1, Class 1A3(4)	12	12
5.27%, 02/25/2037, Series 2007-A1, Class 2A1(4)	23	21
5.46%, 02/25/2037, Series 2007-A1, Class 7A1(4)	3	3
Chase Mortgage Finance Trust Series 2007-A2
4.92%, 06/25/2035, Series 2007-A2, Class 2A1(4)	18	17
5.16%, 06/25/2035, Series 2007-A2, Class 1A1(4)	6	6
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032, Series 2002-18, Class PO	4	3
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034, Series 2004-3, Class A26	13	12
5.75%, 04/25/2034, Series 2004-3, Class A4	9	8
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034, Series 2004-5, Class 1A4	55	53
CHL Mortgage Pass-Through Trust 2004-7
0.00%, 06/25/2034, Series 2004-7, Class 2A1(4)	4	3
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2049, Series 2004-8, Class 2A1	1	1
CHL Mortgage Pass-Through Trust 2004-HYB1
4.70%, 05/20/2034, Series 2004-HYB1, Class 2A(4)	6	6
CHL Mortgage Pass-Through Trust 2004-HYB3
3.90%, 06/20/2034, Series 2004-HYB3, Class 2A(4)	27	25
CHL Mortgage Pass-Through Trust 2004-HYB6
4.79%, 11/20/2034, Series 2004-HYB6, Class A3(4)	21	20
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035, Series 2005-14, Class A2	8	4
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035, Series 2005-16, Class A23	5	3
CHL Mortgage Pass-Through Trust 2005-22
3.73%, 11/25/2035, Series 2005-22, Class 2A1(4)	89	70
CIM Trust 2023-R2
5.50%, 08/25/2064, Series 2023-R2, Class A1(1)(4)	10,333	10,085
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036, Series 2006-4, Class 1A2	20	17
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047, Series 2014-GC21, Class A4	2,091	2,075
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047, Series 2014-GC23, Class A3	6,719	6,610
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048, Series 2015-GC29, Class A3	9,387	9,100
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058, Series 2015-GC33, Class A4	717	672
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049, Series 2016-C1, Class A3	10,100	9,382
Citigroup Commercial Mortgage Trust 2016-C3
3.15%, 11/15/2049, Series 2016-C3, Class A4	2,764	2,520
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049, Series 2016-GC37, Class A3	7,531	7,134
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049, Series 2016-P6, Class A5(4)	2,783	2,563
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050, Series 2017-P7, Class A3	14,254	13,047
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050, Series 2017-P8, Class A3	21,000	19,034
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051, Series 2018-B2, Class A3	22,000	20,038
4.01%, 03/10/2051, Series 2018-B2, Class A4	1,020	925
Citigroup Commercial Mortgage Trust 2019-C7
2.86%, 12/15/2072, Series 2019-C7, Class A3	2,550	2,123
Citigroup Commercial Mortgage Trust 2020-GC46
2.72%, 02/15/2053, Series 2020-GC46, Class A5	13,520	11,135
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 06/25/2033, Series 2003-UP2, Class PO1(10)	0	0
6.24%, 09/25/2033, Series 2003-HYB1, Class A(4)	14	14
Citigroup Mortgage Loan Trust 2009-10
5.68%, 09/25/2033, Series 2009-10, Class 1A1(1)(4)	47	46
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058, Series 2015-A, Class B2(1)(4)	201	187
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033, Series 2003-1, Class PO3	1	1
0.00%, 10/25/2033, Series 2003-1, Class PO2(10)	0	0
3.21%, 02/25/2035, Series 2005-1, Class 2A1A(4)	17	14
4.59%, 08/25/2035, Series 2005-5, Class 1A2(4)	43	35
5.25%, 10/25/2033, Series 2003-1, Class 2A5	5	5
5.50%, 05/25/2035, Series 2005-2, Class 2A11	47	45
5.50%, 11/25/2035, Series 2005-9, Class 2A2	1	1
5.91%, 08/25/2034, Series 2004-UST1, Class A6(4)	5	4
6.00%, 11/25/2035, Series 2005-9, Class 22A2	759	742
7.00%, 09/25/2033, Series 2003-UP3, Class A3	2	2
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030, Series 2013-300P, Class A1(1)	516	471
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047, Series 2014-CR19, Class A5	17,769	17,448
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047, Series 2014-CR20, Class A3	9,799	9,586

COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048, Series 2015-CR24, Class A4	4,624	4,415
3.70%, 08/10/2048, Series 2015-CR24, Class A5	771	736
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048, Series 2015-CR25, Class A3	8,655	8,338
3.76%, 08/10/2048, Series 2015-CR25, Class A4	2,437	2,326
COMM 2015-LC23 Mortgage Trust
3.77%, 10/10/2048, Series 2015-LC23, Class A4	4,039	3,829
COMM 2018-HOME Mortgage Trust
3.94%, 04/10/2033, Series 2018-HOME, Class A(1)(4)	10,975	9,797
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(1)	6,090	5,649
Connecticut Avenue Securities Trust 2021-R03
6.16% (30-day Average SOFR + 0.85%), 12/25/2041, Series 2021-R03, Class 1M1(1)(3)	4,534	4,497
Connecticut Avenue Securities Trust 2022-R01
7.21% (30-day Average SOFR + 1.90%), 12/25/2041, Series 2022-R01, Class 1M2(1)(3)	7,380	7,242
Connecticut Avenue Securities Trust 2023-R05
7.21% (30-day Average SOFR + 1.90%, 1.90% Floor), 06/25/2043, Series 2023-R05, Class 1M1(1)(3)	6,202	6,223
Connecticut Avenue Securities Trust 2023-R06
7.01% (30-day Average SOFR + 1.70%), 07/25/2043, Series 2023-R06, Class 1M1(1)(3)	2,777	2,777
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.05%, 01/15/2049, Series 2007-C2, Class AX(1)(4)(10)	1,794	0
Credit Suisse First Boston Mortgage Securities Corp.
0.00%, 10/25/2033, Series 2003-23, Class 1P	23	16
5.25%, 09/25/2033, Series 2003-21, Class 1A4	20	19
5.40%, 06/25/2033, Series 2003-AR15, Class 3A1(4)	6	5
6.65%, 02/25/2033, Series 2003-1, Class DB1(4)	44	43
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048, Series 2015-C4, Class A3	7,447	7,153
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049, Series 2016-C7, Class A5	1,882	1,732
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050, Series 2017-C8, Class A3	14,798	13,205
CSAIL 2019-C16 Commercial Mortgage Trust
3.33%, 06/15/2052, Series 2019-C16, Class A3	1,299	1,117
CSAIL 2021-C20 Commercial Mortgage Trust
2.49%, 03/15/2054, Series 2021-C20, Class A2	21,066	16,990
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.25%, 11/25/2033, Series 2003-27, Class 5A4	1	1
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034, Series 2004-4, Class 2A4	17	16
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034, Series 2004-8, Class 1A4	55	52
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035, Series 2005-10, Class AP	5	3
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035, Series 2005-9, Class AP	4	3
5.50%, 10/25/2035, Series 2005-9, Class DX	95	10
CSMC 2014-USA OA LLC
4.37%, 09/15/2037, Series 2014-USA, Class D(1)	3,000	2,139
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057, Series 2018-RPL9, Class A(1)(4)	3,665	3,370
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060, Series 2020-RPL3, Class A1(1)(4)	2,073	2,031
CSMC 2020-RPL6 Trust
2.69%, 03/25/2059, Series 2020-RPL6, Class A1(1)(4)	3,421	3,339
CSMC 2022-RPL4 Trust
3.90%, 04/25/2062, Series 2022-RPL4, Class A1(1)(4)	3,960	3,623
CSMCM 2018-RPL4 Trust
0.00%, 05/25/2058, Series 2018-RPL4(1)(4)	1,561	1,336
CSMCM 2018-RPL9 Trust
4.13%, 09/25/2057, Series 2018-RPL9, Class CERT(1)(4)	1,825	1,452
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049, Series 2016-C1, Class A3A	13,217	12,255
DBJPM 2016-C3 Mortgage Trust
2.89%, 08/10/2049, Series 2016-C3, Class A5	3,064	2,787
DBJPM 20-C9 Mortgage Trust
1.64%, 08/15/2053, Series 2020-C9, Class A4	20,600	16,288
Eagle RE 2018-1 Ltd.
7.13% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/25/2028, Series 2018-1, Class M1(1)(3)	1,514	1,515
Eagle RE 2021-2 Ltd.
6.86% (30-day Average SOFR + 1.55%, 1.55% Floor), 04/25/2034, Series 2021-2, Class M1A(1)(3)	5,056	5,056
Fannie Mae
2.00%, 10/01/2052(11)	1,090	935
2.00%, 10/01/2053(11)	16,590	12,617
2.50%, 10/01/2052(11)	36,843	29,241
3.00%, 10/01/2038(11)	1,260	1,140
3.00%, 10/01/2053(11)	9,110	7,532
3.50%, 10/01/2053(11)	20,480	17,611
4.00%, 10/01/2053(11)	2,640	2,492
4.00%, 10/01/2053(11)	6,500	5,787
4.50%, 10/01/2053(11)	9,400	8,630
5.00%, 10/01/2038(11)	3,060	2,980
5.00%, 10/01/2053(11)	9,925	9,364
5.50%, 10/01/2053(11)	10,890	10,524
6.00%, 10/01/2053(11)	11,615	11,463
6.50%, 10/01/2053(11)	6,440	6,469
7.00%, 10/01/2053(11)	14,935	15,245
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039, Series 1999-T2, Class A1(4)	32	32

Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040, Series 2001-T3, Class A1	56	56
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042, Series 2002-T16, Class A2	70	72
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044, Series 2004-T1, Class 1A2	11	11
Fannie Mae Grantor Trust 2004-T2
4.22%, 07/25/2043, Series 2004-T2, Class 2A(4)	45	44
7.50%, 11/25/2043, Series 2004-T2, Class 1A4	101	102
Fannie Mae Grantor Trust 2004-T3
6.50%, 02/25/2044, Series 2004-T3, Class 1A2	182	182
7.00%, 02/25/2044, Series 2004-T3, Class 1A3	75	77
9.61%, 01/25/2044, Series 2004-T3, Class PT1(4)	14	14
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027, Series 2017-T1, Class A	6,498	5,953
Fannie Mae Interest Strip
0.00%, 09/25/2024, Series 300, Class 1	1	1
0.00%, 01/25/2033, Series 329, Class 1	4	3
5.00%, 12/25/2033, Series 345, Class 6(4)	5	1
5.50%, 05/25/2036, Series 365, Class 8	19	4
5.50%, 08/25/2036, Series 374, Class 5	13	2
5.50%, 04/25/2037, Series 393, Class 6	5	1
5.93% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 08/25/2042, Series 412, Class F2(3)	234	232
5.98% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/25/2042, Series 411, Class F1(3)	753	726
6.00%, 01/25/2038, Series 383, Class 33	13	3
9.00%, 03/25/2024, Series 265, Class 2(10)	0	0
Fannie Mae Pool
1.40%, 11/01/2032	8,500	6,097
1.50%, 01/01/2031	10,000	7,714
1.50%, 02/01/2036	10,756	9,019
1.50%, 09/01/2036	975	813
1.50%, 11/01/2036	2,155	1,797
1.50%, 03/01/2041	1,092	843
1.50%, 02/01/2042	1,368	1,056
1.50%, 10/01/2050	1,901	1,367
1.50%, 11/01/2050	11,365	8,177
1.50%, 12/01/2050	20,919	15,051
1.50%, 01/01/2051	1,504	1,082
1.50%, 02/01/2051	18,481	13,329
1.50%, 07/01/2051	6,769	4,875
1.50%, 11/01/2051	7,096	5,114
1.56%, 01/01/2031	2,275	1,763
1.73%, 11/01/2031	8,735	6,810
1.75%, 03/01/2032(4)	14,990	11,563
1.80%, 10/01/2033	7,500	5,586
2.00%, 08/01/2031	1,077	956
2.00%, 09/01/2035	455	393
2.00%, 05/01/2036	7,006	6,021
2.00%, 05/01/2036	7,334	6,299
2.00%, 06/01/2036	7,930	6,858
2.00%, 08/01/2036	2,946	2,532
2.00%, 12/01/2036	23,245	19,942
2.00%, 02/01/2037	1,894	1,625
2.00%, 02/01/2037	11,473	9,874
2.00%, 03/01/2037	3,218	2,778
2.00%, 06/01/2040	2,657	2,143
2.00%, 07/01/2040	2,518	2,047
2.00%, 09/01/2040	1,432	1,163
2.00%, 02/01/2041	6,972	5,619
2.00%, 05/01/2041	22,546	18,162
2.00%, 06/01/2041	7,125	5,734
2.00%, 10/01/2041	956	764
2.00%, 04/01/2042	5,735	4,574
2.00%, 09/01/2050	20,768	15,898
2.00%, 10/01/2050	1,518	1,164
2.00%, 10/01/2050	41,253	31,631
2.00%, 11/01/2050	1,429	1,107
2.00%, 11/01/2050	13,909	10,651
2.00%, 12/01/2050	9,503	7,275
2.00%, 01/01/2051	3,523	2,694
2.00%, 01/01/2051	9,813	7,473
2.00%, 01/01/2051	17,810	13,626
2.00%, 02/01/2051	299	228
2.00%, 03/01/2051	4,515	3,450
2.00%, 03/01/2051	21,098	16,124
2.00%, 04/01/2051	8,814	6,718
2.00%, 05/01/2051	316	231
2.00%, 05/01/2051	37,360	28,550
2.00%, 08/01/2051	2,084	1,594
2.00%, 08/01/2051	3,627	2,764
2.00%, 08/01/2051	11,473	8,796
2.00%, 08/01/2051	29,611	22,622
2.00%, 10/01/2051	161	123
2.00%, 10/01/2051	264	201
2.00%, 10/01/2051	591	453
2.00%, 10/01/2051	9,493	7,358
2.00%, 10/01/2051	13,068	9,952
2.00%, 10/01/2051	14,044	10,717
2.00%, 11/01/2051	2,301	1,754
2.00%, 12/01/2051	11,667	8,991

2.00%, 12/01/2051	12,910	9,983
2.00%, 01/01/2052	13,634	10,403
2.00%, 02/01/2052	1,629	1,243
2.00%, 02/01/2052	4,364	3,321
2.00%, 02/01/2052	5,456	4,163
2.00%, 02/01/2052	8,561	6,519
2.00%, 02/01/2052	9,838	7,656
2.00%, 03/01/2052	18,897	14,417
2.00%, 04/01/2052	1,422	1,085
2.00%, 04/01/2052	4,240	3,229
2.08%, 10/01/2033	9,716	7,523
2.16%, 01/01/2034	6,070	4,545
2.22%, 02/01/2032	5,100	4,028
2.50%, 04/01/2030	752	685
2.50%, 05/01/2030	944	861
2.50%, 11/01/2031	1,363	1,230
2.50%, 07/01/2032	2,843	2,566
2.50%, 08/01/2032	3,059	2,761
2.50%, 09/01/2032	2,986	2,696
2.50%, 12/01/2034	7,094	6,324
2.50%, 07/01/2035	11,084	10,006
2.50%, 08/01/2035	1,914	1,692
2.50%, 08/01/2035	3,625	3,203
2.50%, 09/01/2035	4,959	4,383
2.50%, 10/01/2035	131	116
2.50%, 01/01/2036	12,534	11,109
2.50%, 07/01/2036	4,592	4,094
2.50%, 12/01/2036	1,200	1,036
2.50%, 04/01/2042	5,596	4,599
2.50%, 01/01/2043	1,196	974
2.50%, 02/01/2043	544	443
2.50%, 10/01/2043	1,096	892
2.50%, 05/01/2046	476	386
2.50%, 07/01/2046	1,233	998
2.50%, 08/01/2046	454	367
2.50%, 10/01/2046	365	296
2.50%, 03/01/2050	653	523
2.50%, 05/01/2050	9,113	7,250
2.50%, 05/01/2050	9,680	7,796
2.50%, 06/01/2050	960	768
2.50%, 06/01/2050	1,628	1,299
2.50%, 06/01/2050	2,123	1,699
2.50%, 06/01/2050	4,507	3,597
2.50%, 06/01/2050	13,923	11,170
2.50%, 07/01/2050	2,256	1,807
2.50%, 07/01/2050	5,183	4,147
2.50%, 07/01/2050	11,419	9,207
2.50%, 08/01/2050	2,599	2,081
2.50%, 08/01/2050	17,450	13,961
2.50%, 09/01/2050	2,904	2,349
2.50%, 09/01/2050	6,800	5,293
2.50%, 09/01/2050	7,712	6,151
2.50%, 10/01/2050(8)	38,843	31,079
2.50%, 12/01/2050	10,996	8,797
2.50%, 01/01/2051	1,290	1,031
2.50%, 02/01/2051	1,317	1,066
2.50%, 02/01/2051	3,821	3,062
2.50%, 02/01/2051	4,523	3,617
2.50%, 03/01/2051	2,536	2,028
2.50%, 04/01/2051	2,958	2,365
2.50%, 04/01/2051	24,214	19,280
2.50%, 05/01/2051	2,959	2,364
2.50%, 05/01/2051	6,283	5,127
2.50%, 05/01/2051	10,186	8,131
2.50%, 06/01/2051	793	632
2.50%, 07/01/2051	2,319	1,848
2.50%, 08/01/2051	1,022	821
2.50%, 08/01/2051	3,184	2,538
2.50%, 08/01/2051	9,627	7,722
2.50%, 09/01/2051	770	624
2.50%, 09/01/2051	862	665
2.50%, 09/01/2051	7,256	5,781
2.50%, 09/01/2051	12,154	9,717
2.50%, 10/01/2051	999	795
2.50%, 10/01/2051	2,607	2,072
2.50%, 10/01/2051	11,264	8,965
2.50%, 11/01/2051	1,334	1,066
2.50%, 11/01/2051	10,024	8,056
2.50%, 11/01/2051	16,494	13,158
2.50%, 12/01/2051	1,297	1,039
2.50%, 12/01/2051	6,757	5,393
2.50%, 12/01/2051	12,320	9,902
2.50%, 12/01/2051	12,955	10,353
2.50%, 12/01/2051	13,159	10,467
2.50%, 01/01/2052	4,145	3,293
2.50%, 01/01/2052	10,186	8,119
2.50%, 01/01/2052	12,574	10,003
2.50%, 02/01/2052	11,284	8,974
2.50%, 05/01/2052	32,624	26,169
2.50%, 07/01/2061	10,362	7,972

2.50%, 09/01/2061	6,136	4,721
2.50%, 03/01/2062	9,379	7,198
2.52%, 11/01/2029	14,006	12,125
2.58%, 09/01/2028	3,700	3,291
2.59%, 09/01/2028	7,427	6,606
2.62%, 10/01/2028	8,713	7,736
2.67%, 12/01/2035	15,510	11,696
2.68%, 05/01/2025	1,680	1,603
2.81%, 04/01/2025	2,900	2,780
2.81%, 05/01/2027	1,795	1,662
2.83%, 05/01/2027	7,809	7,189
2.90%, 10/01/2029	3,219	2,860
3.00%, 06/01/2027	1,924	1,779
3.00%, 08/01/2028	363	346
3.00%, 09/01/2028	648	619
3.00%, 12/01/2028	213	202
3.00%, 05/01/2030	595	555
3.00%, 08/01/2034	1,940	1,767
3.00%, 09/01/2034	6,716	6,243
3.00%, 10/01/2034	2,060	1,877
3.00%, 10/01/2035	340	308
3.00%, 04/01/2036	518	462
3.00%, 08/01/2036	487	435
3.00%, 03/01/2037	3,962	3,596
3.00%, 05/01/2038	6,770	6,041
3.00%, 05/01/2042	192	164
3.00%, 10/01/2042	1,723	1,473
3.00%, 11/01/2042	1,187	1,015
3.00%, 12/01/2042	47	40
3.00%, 12/01/2042	382	327
3.00%, 12/01/2042	608	522
3.00%, 01/01/2043	391	334
3.00%, 01/01/2043	607	518
3.00%, 01/01/2043	692	590
3.00%, 01/01/2043	700	598
3.00%, 02/01/2043	344	294
3.00%, 04/01/2043	474	405
3.00%, 04/01/2043	602	515
3.00%, 04/01/2043	1,117	955
3.00%, 05/01/2043	18	15
3.00%, 05/01/2043	117	100
3.00%, 05/01/2043	735	629
3.00%, 05/01/2043	3,896	3,330
3.00%, 06/01/2043	30	25
3.00%, 06/01/2043	223	191
3.00%, 06/01/2043	224	191
3.00%, 06/01/2043	1,345	1,150
3.00%, 06/01/2043	2,198	1,879
3.00%, 07/01/2043	29	25
3.00%, 07/01/2043	64	55
3.00%, 07/01/2043	223	191
3.00%, 07/01/2043	755	645
3.00%, 07/01/2043	3,424	2,927
3.00%, 08/01/2043	801	685
3.00%, 08/01/2043	2,220	1,898
3.00%, 10/01/2043	48	41
3.00%, 10/01/2043	6,337	5,419
3.00%, 02/01/2044	2,776	2,373
3.00%, 03/01/2044	311	266
3.00%, 04/01/2045	3,494	2,957
3.00%, 05/01/2046	2,660	2,249
3.00%, 09/01/2046	415	351
3.00%, 11/01/2046	917	774
3.00%, 11/01/2046	2,863	2,448
3.00%, 11/01/2046	3,223	2,733
3.00%, 01/01/2047	1,928	1,630
3.00%, 02/01/2047	427	365
3.00%, 03/01/2047	332	280
3.00%, 12/01/2047	887	750
3.00%, 07/01/2049	780	654
3.00%, 07/01/2049	2,098	1,758
3.00%, 08/01/2049	11,600	9,773
3.00%, 11/01/2049	973	813
3.00%, 11/01/2049	5,070	4,236
3.00%, 12/01/2049	207	174
3.00%, 12/01/2049	704	590
3.00%, 12/01/2049	3,603	3,010
3.00%, 02/01/2050	4,169	3,482
3.00%, 02/01/2050	5,471	4,560
3.00%, 03/01/2050	1,270	1,058
3.00%, 03/01/2050	2,182	1,823
3.00%, 05/01/2050	355	298
3.00%, 05/01/2050	1,643	1,376
3.00%, 06/01/2050	562	469
3.00%, 06/01/2050	2,020	1,684
3.00%, 07/01/2050	844	709
3.00%, 08/01/2050	2,157	1,791
3.00%, 08/01/2050	4,544	3,788
3.00%, 09/01/2050	1,802	1,513
3.00%, 09/01/2050	5,170	4,305

3.00%, 11/01/2050	374	313
3.00%, 02/01/2051	1,392	1,172
3.00%, 02/01/2051	5,449	4,516
3.00%, 04/01/2051	5,869	4,876
3.00%, 05/01/2051	3,742	3,099
3.00%, 06/01/2051	3,509	2,907
3.00%, 07/01/2051	1,288	1,073
3.00%, 07/01/2051	6,470	5,361
3.00%, 10/01/2051	2,141	1,774
3.00%, 11/01/2051	13,561	11,225
3.00%, 12/01/2051	19,832	16,554
3.00%, 01/01/2052	9,311	7,705
3.00%, 02/01/2052	4,851	4,020
3.00%, 02/01/2052	9,686	8,094
3.00%, 03/01/2052	6,992	5,830
3.00%, 03/01/2052	11,479	9,539
3.00%, 04/01/2052	8,718	7,318
3.00%, 07/01/2060	7,989	6,392
3.00%, 12/01/2061	10,589	8,612
3.02%, 07/01/2029	8,054	7,216
3.07%, 02/01/2025	4,995	4,819
3.08%, 12/01/2024	1,716	1,661
3.08%, 01/01/2028	8,000	7,429
3.09%, 09/01/2029	7,484	6,651
3.10%, 01/01/2028	6,442	5,920
3.12%, 11/01/2026	896	841
3.12%, 06/01/2035	3,400	2,817
3.13%, 03/01/2027	6,555	6,114
3.14%, 12/01/2026	1,649	1,549
3.19%, 01/01/2033	3,549	3,237
3.19%, 03/01/2036	2,137	1,900
3.22%, 09/01/2032	6,000	5,069
3.25%, 09/01/2026	1,362	1,287
3.25%, 02/01/2027	5,242	4,918
3.34%, 02/01/2027	1,500	1,408
3.45%, 04/01/2035	1,704	1,487
3.50%, 12/01/2029	977	919
3.50%, 05/01/2030	200	188
3.50%, 12/01/2030	622	585
3.50%, 07/01/2032	46	43
3.50%, 11/01/2032	339	318
3.50%, 12/01/2032	153	140
3.50%, 02/01/2033	170	159
3.50%, 02/01/2033	209	191
3.50%, 03/01/2033	1,115	1,048
3.50%, 04/01/2033	755	709
3.50%, 06/01/2033	86	79
3.50%, 10/01/2033	3,796	3,498
3.50%, 06/01/2040	739	651
3.50%, 12/01/2040	35	31
3.50%, 02/01/2041	3,055	2,661
3.50%, 11/01/2041	132	117
3.50%, 12/01/2041	101	90
3.50%, 12/01/2041	169	150
3.50%, 12/01/2041	199	176
3.50%, 02/01/2042	114	102
3.50%, 02/01/2042	152	135
3.50%, 04/01/2042	90	80
3.50%, 05/01/2042	2,469	2,191
3.50%, 06/01/2042	605	537
3.50%, 07/01/2042	490	435
3.50%, 07/01/2042	1,564	1,387
3.50%, 07/01/2042	8,387	7,444
3.50%, 08/01/2042	316	280
3.50%, 09/01/2042	247	219
3.50%, 09/01/2042	276	243
3.50%, 09/01/2042	318	280
3.50%, 09/01/2042	1,948	1,727
3.50%, 10/01/2042	126	112
3.50%, 10/01/2042	155	137
3.50%, 10/01/2042	270	239
3.50%, 10/01/2042	454	401
3.50%, 11/01/2042	1,183	1,049
3.50%, 11/01/2042	2,931	2,599
3.50%, 01/01/2043	287	252
3.50%, 01/01/2043	344	305
3.50%, 02/01/2043	18	16
3.50%, 02/01/2043	30	27
3.50%, 03/01/2043	216	191
3.50%, 03/01/2043	647	574
3.50%, 03/01/2043	1,476	1,302
3.50%, 04/01/2043	612	542
3.50%, 04/01/2043	1,634	1,447
3.50%, 05/01/2043	26	23
3.50%, 05/01/2043	192	169
3.50%, 05/01/2043	685	603
3.50%, 05/01/2043	723	637
3.50%, 07/01/2043	3,945	3,493
3.50%, 08/01/2043	710	625
3.50%, 06/01/2044	2,528	2,226

3.50%, 04/01/2045	4,694	4,131
3.50%, 06/01/2045	640	561
3.50%, 06/01/2045	2,867	2,517
3.50%, 11/01/2045	1,179	1,031
3.50%, 12/01/2045	201	177
3.50%, 01/01/2046	3,499	3,102
3.50%, 02/01/2046	1,030	907
3.50%, 04/01/2046	514	454
3.50%, 08/01/2046	1,745	1,530
3.50%, 09/01/2046	1,593	1,404
3.50%, 11/01/2046	4,587	4,029
3.50%, 12/01/2046	1,530	1,340
3.50%, 12/01/2046	3,397	3,013
3.50%, 02/01/2047	2,674	2,360
3.50%, 06/01/2047	250	219
3.50%, 11/01/2047	2,483	2,174
3.50%, 12/01/2047	1,744	1,527
3.50%, 01/01/2048	2,054	1,802
3.50%, 04/01/2048	10,783	9,440
3.50%, 08/01/2048	5,958	5,216
3.50%, 08/01/2048	10,814	9,586
3.50%, 10/01/2048	2,240	1,962
3.50%, 03/01/2050	8,527	7,460
3.50%, 02/01/2052	9,043	7,819
3.50%, 03/01/2052	1,411	1,229
3.50%, 04/01/2052	5,482	4,776
3.50%, 06/01/2052	9,839	8,471
3.50%, 03/01/2060	6,303	5,360
3.50%, 03/01/2062	9,481	8,062
3.53%, 04/01/2033	12,230	10,674
3.54%, 06/01/2032	15,495	13,661
3.54%, 11/01/2032	10,031	8,771
3.55%, 02/01/2030	1,500	1,375
3.57%, 06/01/2028	8,331	7,718
3.61%, 04/01/2028	2,805	2,629
3.64%, 01/01/2025	502	489
3.66%, 03/01/2027	2,193	2,082
3.73% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.48%, 1.48% Floor, 10.30% Cap), 11/01/2033(3)	22	22
3.77%, 12/01/2025	1,653	1,595
3.80%, 09/01/2032	9,609	8,593
3.81%, 12/01/2028	7,000	6,556
3.82% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 11.07% Cap), 09/01/2036(3)	12	12
3.90%, 02/01/2033	12,350	11,092
3.91% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.53%, 1.53% Floor, 10.11% Cap), 01/01/2035(3)	4	4
3.93% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.19% Cap), 01/01/2034(3)	2	2
3.98% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.73%, 1.73% Floor, 9.98% Cap), 11/01/2034(3)	3	3
4.00%, 06/01/2033	306	291
4.00%, 12/01/2033	23	21
4.00%, 05/01/2037	3,291	3,014
4.00%, 10/01/2037	658	602
4.00%, 11/01/2037	20,330	19,190
4.00%, 07/01/2040	1,786	1,636
4.00%, 08/01/2040	55	50
4.00%, 09/01/2040	445	408
4.00%, 12/01/2040	84	77
4.00%, 12/01/2040	386	354
4.00%, 01/01/2041	82	76
4.00%, 01/01/2041	184	169
4.00%, 01/01/2041	346	317
4.00%, 01/01/2041	382	350
4.00%, 01/01/2041	461	422
4.00%, 01/01/2041	627	574
4.00%, 01/01/2041	648	593
4.00%, 02/01/2041	21	19
4.00%, 02/01/2041	694	636
4.00%, 03/01/2041	2,797	2,561
4.00%, 09/01/2041	76	70
4.00%, 10/01/2041	348	317
4.00%, 10/01/2041	450	412
4.00%, 12/01/2041	570	522
4.00%, 12/01/2041	684	626
4.00%, 01/01/2042	1,002	918
4.00%, 03/01/2042	25	22
4.00%, 07/01/2042	155	141
4.00%, 07/01/2042	193	176
4.00%, 07/01/2042	199	181
4.00%, 07/01/2042	220	201
4.00%, 08/01/2042	2,142	1,962
4.00%, 12/01/2042	163	149
4.00%, 04/01/2043	3,373	3,095
4.00%, 07/01/2043	379	346
4.00%, 11/01/2043	987	904
4.00%, 12/01/2043	48	43
4.00%, 12/01/2043	670	613
4.00%, 07/01/2044	877	802
4.00%, 09/01/2044	357	327
4.00%, 12/01/2044	9,909	9,073
4.00%, 01/01/2045	2,575	2,352
4.00%, 07/01/2045	2,580	2,356
4.00%, 10/01/2045	264	241

4.00%, 12/01/2045	358	326
4.00%, 12/01/2045	1,401	1,276
4.00%, 01/01/2046	884	806
4.00%, 08/01/2046	1,251	1,137
4.00%, 03/01/2047	2,613	2,380
4.00%, 03/01/2047	2,647	2,390
4.00%, 06/01/2047	1,416	1,285
4.00%, 08/01/2047	2,732	2,486
4.00%, 11/01/2047	2,310	2,100
4.00%, 11/01/2047	7,754	7,044
4.00%, 01/01/2048	2,398	2,160
4.00%, 01/01/2048	4,360	3,955
4.00%, 03/01/2048	851	771
4.00%, 03/01/2048	5,312	4,820
4.00%, 06/01/2048	5,204	4,716
4.00%, 09/01/2048	301	273
4.00%, 10/01/2048	241	218
4.00%, 03/01/2049	3,179	2,878
4.00%, 05/01/2049	9,132	8,335
4.00%, 07/01/2049	429	384
4.00%, 07/01/2049	1,841	1,672
4.00%, 10/01/2049	2,409	2,199
4.00%, 01/01/2050	3,404	3,078
4.00%, 05/01/2050	2,538	2,286
4.00%, 07/01/2050	2,271	2,044
4.00%, 04/01/2052	5,664	5,048
4.00%, 05/01/2052	9,038	8,073
4.00%, 06/01/2052	13,349	11,892
4.00%, 09/01/2052	19,149	17,057
4.00% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.51%, 1.51% Floor, 9.70% Cap), 03/01/2035(3)	12	12
4.01% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.76%, 1.76% Floor, 11.26% Cap), 09/01/2037(3)	3	3
4.03% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.72%, 1.72% Floor, 10.64% Cap), 01/01/2037(3)	8	8
4.05% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.80%, 1.80% Floor, 10.83% Cap), 12/01/2036(3)	28	28
4.07% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.82%, 1.82% Floor, 11.20% Cap), 09/01/2036(3)	12	12
4.09%, 07/01/2030	11,800	11,038
4.10% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 10.35% Cap), 09/01/2036(3)	19	19
4.11% (ECOFC + 1.25%, 2.04% Floor, 12.78% Cap), 09/01/2027(3)	1	1
4.12% (1 Year CMT Index + 2.00%, 2.00% Floor, 9.00% Cap), 11/01/2034(3)	2	2
4.17% (1 Year CMT Index + 2.05%, 2.05% Floor, 9.42% Cap), 07/01/2034(3)(10)	0	0
4.18% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.93%, 1.93% Floor, 11.27% Cap), 10/01/2036(3)	13	13
4.18%, 11/01/2030	3,496	3,241
4.19%, 04/01/2033	1,565	1,439
4.19%, 04/01/2033	8,000	7,356
4.20% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.95%, 1.95% Floor, 12.32% Cap), 11/01/2036(3)(10)	0	0
4.24% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 10.93% Cap), 04/01/2037(3)	9	9
4.29% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.79%, 1.79% Floor, 10.28% Cap), 01/01/2038(3)	8	8
4.32%, 03/01/2030	12,400	11,785
4.32%, 06/01/2033	4,991	4,642
4.33% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.08%, 2.08% Floor, 10.83% Cap), 10/01/2036(3)	39	39
4.37%, 03/01/2033	3,180	2,985
4.41% (ECOFC + 1.25%, 3.68% Floor, 13.28% Cap), 03/01/2029(3)	1	1
4.46% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.20%, 1.20% Floor, 10.20% Cap), 08/01/2034(3)	12	12
4.50%, 08/01/2029	47	46
4.50%, 09/01/2029	52	51
4.50%, 01/01/2030	92	90
4.50%, 10/01/2033	1,669	1,573
4.50%, 11/01/2033	5	4
4.50%, 09/01/2034	9	8
4.50%, 04/01/2039	2,755	2,640
4.50%, 11/01/2039	8	8
4.50%, 08/01/2040	1,231	1,163
4.50%, 08/01/2040	1,239	1,170
4.50%, 12/01/2040	525	496
4.50%, 12/01/2040	1,874	1,770
4.50%, 03/01/2041	476	449
4.50%, 04/01/2041	264	249
4.50%, 05/01/2041	429	405
4.50%, 05/01/2041	2,985	2,819
4.50%, 07/01/2041	114	108
4.50%, 08/01/2041	899	849
4.50%, 01/01/2042	965	912
4.50%, 11/01/2042	2,536	2,396
4.50%, 02/01/2046	3,068	2,898
4.50%, 08/01/2047	311	292
4.50%, 05/01/2048	397	371
4.50%, 07/01/2049	3,160	2,958
4.50%, 03/01/2050	8,696	8,134
4.50%, 09/01/2050	1,841	1,700
4.50%, 02/01/2051	993	914
4.50%, 10/01/2052	8,761	8,060
4.50%, 01/01/2053	2,552	2,345
4.50%, 06/01/2062	7,889	7,265
4.50% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.33% Cap), 07/01/2035(3)(10)	1	0
4.51%, 12/01/2026(4)	576	564
4.54% (1 Year CMT Index + 2.22%, 2.22% Floor, 9.72% Cap), 01/01/2036(3)	10	10
4.55%, 09/01/2033	11,830	11,214
4.57% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.45%, 1.45% Floor, 9.98% Cap), 10/01/2034(3)	4	4
4.59%, 04/01/2033	12,165	11,548
4.68% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.19%, 1.18% Floor, 10.98% Cap), 11/01/2037(3)	32	32
4.74% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.41%, 1.41% Floor, 9.28% Cap), 09/01/2033(3)	21	21

4.77%, 08/01/2026	567	558
4.81% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.64%, 1.64% Floor, 10.10% Cap), 09/01/2035(3)	8	8
4.97%, 12/01/2030	8,232	8,081
4.97%, 12/01/2032	6,241	6,088
4.98%, 11/01/2032	7,522	7,364
5.00%, 08/01/2024(10)	0	0
5.00%, 05/01/2028	5	5
5.00%, 04/01/2031	25	24
5.00%, 12/01/2032(10)	0	0
5.00%, 06/01/2033	5	5
5.00%, 07/01/2033	7	6
5.00%, 07/01/2033	7	7
5.00%, 11/01/2033	2	2
5.00%, 11/01/2033	17	17
5.00%, 11/01/2033	1,273	1,248
5.00%, 04/01/2034	40	39
5.00%, 05/01/2034	16	16
5.00%, 12/01/2034	12	12
5.00%, 01/01/2035	7	7
5.00%, 02/01/2035	228	223
5.00%, 02/01/2035	1,114	1,092
5.00%, 06/01/2035	200	196
5.00%, 07/01/2035	5	5
5.00%, 07/01/2035	966	941
5.00%, 07/01/2035	1,115	1,092
5.00%, 09/01/2035	26	25
5.00%, 10/01/2035	97	95
5.00%, 11/01/2035	227	223
5.00%, 01/01/2036	18	18
5.00%, 02/01/2036	15	14
5.00%, 07/01/2037	287	281
5.00%, 01/01/2039	887	864
5.00%, 09/01/2039	49	48
5.00%, 04/01/2040	109	107
5.00%, 08/01/2040	99	97
5.00%, 05/01/2041	50	48
5.00%, 05/01/2042	800	782
5.00%, 09/01/2043	382	370
5.00%, 01/01/2048	421	403
5.00%, 05/01/2048	1,009	969
5.00%, 01/01/2049	3,457	3,320
5.00%, 06/01/2052	7,865	7,428
5.00%, 07/01/2052	477	450
5.00%, 08/01/2052	3,298	3,115
5.00%, 08/01/2052	9,744	9,203
5.00%, 08/01/2052	10,630	10,037
5.00%, 10/01/2052	13,440	12,690
5.00%, 02/01/2053	7,499	7,079
5.00%, 03/01/2053	14,866	14,034
5.00%, 06/01/2053	15,737	14,853
5.00%, 03/01/2062	4,857	4,632
5.04% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.29%, 1.29% Floor, 9.96% Cap), 05/01/2035(3)	5	4
5.08% (1 Year CMT Index + 2.32%, 2.32% Floor, 11.07% Cap), 09/01/2037(3)	7	7
5.11% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.74%, 1.74% Floor, 11.25% Cap), 05/01/2036(3)	2	2
5.14% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 10.84% Cap), 05/01/2035(3)	3	3
5.20% (1 Year CMT Index + 2.01%, 2.01% Floor, 10.78% Cap), 11/01/2037(3)	19	19
5.20% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.80%, 1.80% Floor, 11.36% Cap), 07/01/2037(3)	23	23
5.23% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.51% Cap), 12/01/2037(3)	38	38
5.24% (1 Year CMT Index + 2.26%, 2.26% Floor, 9.73% Cap), 04/01/2035(3)	12	12
5.25% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.50%, 2.50% Floor, 10.63% Cap), 02/01/2036(3)	4	4
5.26% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.03%, 2.03% Floor, 11.11% Cap), 02/01/2037(3)	10	10
5.36% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.08%, 2.08% Floor, 10.76% Cap), 10/01/2036(3)	17	17
5.42% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.81%, 1.81% Floor, 9.13% Cap), 09/01/2033(3)	5	5
5.42% (1 Year CMT Index + 2.30%, 2.30% Floor, 9.17% Cap), 06/01/2034(3)	17	17
5.50%, 07/01/2025	1	1
5.50%, 11/01/2032	28	28
5.50%, 02/01/2033	1	1
5.50%, 03/01/2033	31	31
5.50%, 04/01/2033	22	22
5.50%, 07/01/2033	4	4
5.50%, 09/01/2033	82	82
5.50%, 11/01/2033	2	2
5.50%, 12/01/2033	38	38
5.50%, 01/01/2034	4	4
5.50%, 03/01/2034	4	4
5.50%, 09/01/2034	7	7
5.50%, 10/01/2034	11	11
5.50%, 02/01/2035	25	24
5.50%, 12/01/2035	8	8
5.50%, 04/01/2036	27	27
5.50%, 05/01/2036	23	23
5.50%, 05/01/2036	36	36
5.50%, 11/01/2036	9	9
5.50%, 03/01/2037	174	174
5.50%, 04/01/2037	59	59
5.50%, 05/01/2037	61	61
5.50%, 01/01/2038	45	44
5.50%, 05/01/2038	10	10
5.50%, 06/01/2038	1	1
5.50%, 06/01/2038	50	50

5.50%, 06/01/2038	380	379
5.50%, 09/01/2038	324	323
5.50%, 06/01/2039	14	14
5.50%, 09/01/2039	18	18
5.50%, 12/01/2039	27	26
5.50%, 01/01/2040	222	221
5.50%, 11/01/2052	7,197	6,964
5.50%, 02/01/2053	7,394	7,152
5.50%, 03/01/2053	8,463	8,186
5.56% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.50%, 2.50% Floor, 11.21% Cap), 03/01/2036(3)	93	95
5.67% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.17%, 1.17% Floor, 12.80% Cap), 09/01/2036(3)	36	36
5.67% (1 Year CMT Index + 2.47%, 2.47% Floor, 10.38% Cap), 10/01/2035(3)	28	27
5.68% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.60%, 1.61% Floor, 9.30% Cap), 08/01/2033(3)	12	12
5.70% (1 Year CMT Index + 2.12%, 2.12% Floor, 10.31% Cap), 08/01/2036(3)	5	5
5.73% (1 Year CMT Index + 2.38%, 2.38% Floor, 10.19% Cap), 10/01/2034(3)	14	14
5.81% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.86%, 1.86% Floor, 10.32% Cap), 06/01/2036(3)	8	8
5.86% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.95% Cap), 08/01/2034(3)	6	6
5.90% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.65%, 1.65% Floor, 10.98% Cap), 09/01/2034(3)	1	1
5.91% (30-day Average SOFR + 0.59%, 0.48% Floor, 98.56% Cap), 09/01/2024(3)	3,193	3,161
5.98% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.73%, 1.73% Floor, 11.22% Cap), 09/01/2036(3)	18	18
6.00%, 01/01/2024(10)	0	0
6.00%, 01/01/2024(10)	0	0
6.00%, 07/01/2024(10)	0	0
6.00%, 07/01/2026	6	6
6.00%, 07/01/2027	9	9
6.00%, 11/01/2027	5	5
6.00%, 12/01/2027	16	15
6.00%, 01/01/2028	27	27
6.00%, 10/01/2028	18	18
6.00%, 12/01/2028	1	1
6.00%, 01/01/2029	1	1
6.00%, 09/01/2029	12	12
6.00%, 12/01/2032	8	8
6.00%, 12/01/2032	60	60
6.00%, 03/01/2033(10)	0	0
6.00%, 03/01/2033(10)	1	0
6.00%, 03/01/2033	1	1
6.00%, 03/01/2033	2	2
6.00%, 03/01/2033	3	3
6.00%, 05/01/2033	8	9
6.00%, 08/01/2033	2	2
6.00%, 09/01/2033	5	5
6.00%, 09/01/2033	9	8
6.00%, 11/01/2034	2	2
6.00%, 04/01/2035	39	39
6.00%, 02/01/2036	1	1
6.00%, 09/01/2036	134	136
6.00%, 11/01/2036	16	17
6.00%, 03/01/2037	22	22
6.00%, 09/01/2037	35	35
6.00%, 04/01/2038	9	9
6.00%, 05/01/2038	93	95
6.00%, 11/01/2038	35	36
6.00%, 12/01/2039	493	501
6.00%, 10/01/2040	627	637
6.00%, 07/01/2041	1,664	1,691
6.00%, 11/01/2048	21	20
6.00%, 07/01/2053	6,332	6,340
6.02% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.77%, 1.77% Floor, 11.22% Cap), 07/01/2036(3)	13	13
6.02% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.77%, 1.77% Floor, 10.84% Cap), 08/01/2036(3)	34	34
6.03% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.78%, 1.78% Floor, 10.37% Cap), 07/01/2037(3)	16	16
6.09% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.84%, 1.84% Floor, 11.00% Cap), 06/01/2036(3)	28	28
6.13% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.88%, 1.88% Floor, 11.50% Cap), 08/01/2036(3)	10	10
6.16% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.91%, 1.91% Floor, 12.16% Cap), 09/01/2037(3)	4	4
6.33% (12 Month U.S. Treasury Average + 1.91%, 1.91% Floor, 8.50% Cap), 01/01/2036(3)	34	34
6.50%, 02/01/2024(10)	0	0
6.50%, 07/01/2024(10)	0	0
6.50%, 04/01/2025(10)	0	0
6.50%, 08/01/2026	11	11
6.50%, 03/01/2029	5	5
6.50%, 11/01/2029	139	139
6.50%, 08/01/2031	7	7
6.50%, 02/01/2032	24	24
6.50%, 01/01/2036	95	95
6.50%, 04/01/2036	1	1
6.50%, 07/01/2036	3	3
6.50%, 08/01/2036	67	68
6.50%, 10/01/2036	15	15
6.50%, 01/01/2037	30	30
6.50%, 08/01/2037	12	13
6.50%, 08/01/2037	20	20
6.50%, 10/01/2037	27	29
6.50%, 10/01/2038	33	34
6.50%, 10/01/2038	127	130
6.62% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.37%, 2.37% Floor, 11.22% Cap), 08/01/2037(3)	32	32
6.67% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.52%, 1.52% Floor, 10.86% Cap), 01/01/2035(3)	55	55
6.81% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.28%, 1.29% Floor, 12.12% Cap), 07/01/2037(3)	22	23
6.92% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.47%, 1.47% Floor, 12.63% Cap), 01/01/2037(3)	19	19
7.00%, 01/01/2024(10)	0	0

7.00%, 09/01/2027(10)	0	0
7.00%, 01/01/2029(10)	0	0
7.00%, 02/01/2033	1	1
7.00%, 06/01/2033	32	33
7.00%, 02/01/2036	7	7
7.00%, 03/01/2036	1	1
7.00%, 03/01/2037	3	3
7.00%, 04/01/2037	3	3
7.00%, 09/01/2037	22	21
7.00%, 09/01/2038	34	35
7.00%, 10/01/2038	35	36
7.00%, 11/01/2038	25	26
7.00%, 12/01/2038	87	91
7.00%, 01/01/2039	119	124
7.14% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.50%, 1.50% Floor, 12.77% Cap), 02/01/2037(3)	20	20
7.23% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.55%, 1.55% Floor, 10.94% Cap), 02/01/2035(3)	2	2
7.50%, 10/01/2024(10)	0	0
7.50%, 01/01/2035	12	12
7.50%, 03/01/2035	14	14
7.50%, 05/01/2037	9	9
7.50%, 10/01/2037	65	67
7.50%, 11/01/2037	19	20
7.50%, 11/01/2038	16	17
7.50%, 04/01/2039	80	85
8.00%, 05/01/2024(10)	0	0
8.00%, 03/01/2027	2	2
8.00%, 06/01/2027	2	2
8.00%, 06/01/2028(10)	0	0
8.00%, 09/01/2028	1	1
8.00%, 11/01/2028	7	7
8.00%, 11/01/2037	8	8
8.00%, 01/01/2038	1	1
8.50%, 07/01/2024(10)	0	0
8.50%, 05/01/2025(10)	0	0
Fannie Mae REMIC Trust 2003-W1
4.79%, 12/25/2042, Series 2003-W1, Class 1A1(4)	59	55
5.25%, 12/25/2042, Series 2003-W1, Class 2A(4)	17	16
Fannie Mae REMIC Trust 2003-W4
4.98%, 10/25/2042, Series 2003-W4, Class 2A(4)	8	8
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034, Series 2004-W10, Class A6	221	217
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044, Series 2004-W11, Class 1A1	47	47
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044, Series 2005-W1, Class 1A2	81	82
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046, Series 2006-W3, Class 2A	50	48
Fannie Mae REMIC Trust 2007-W1
6.28%, 08/25/2047, Series 2007-W10, Class 2A(4)	6	6
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037, Series 2007-W3, Class 1A3	13	13
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037, Series 2007-W5, Class PO	11	8
Fannie Mae REMIC Trust 2007-W7
6.60% (1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037, Series 2007-W7, Class 1A4(3)(9)	8	8
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049, Series 2009-W1, Class A	175	173
Fannie Mae REMICS
0.00%, 01/25/2032, Series 2001-81, Class LO	1	1
0.00%, 04/25/2032, Series 2002-21, Class LO	1	1
0.00%, 12/25/2032, Series 2004-59, Class BG	4	4
0.00%, 05/25/2033, Series 2003-35, Class EA	3	2
0.00%, 08/25/2033, Series 2003-132, Class OA	1	1
0.00%, 12/25/2033, Series 2006-44, Class P	41	33
0.00%, 03/25/2034, Series 2004-46, Class EP	22	21
0.00% (30-day Average SOFR + 24.93%, 25.50% Cap), 06/25/2035, Series 2005-59, Class SU(3)(9)	13	11
0.00%, 09/25/2035, Series 2005-90, Class PO	2	2
0.00%, 10/25/2035, Series 2010-39, Class OT	10	8
0.00%, 03/25/2036, Series 2006-16, Class OA	7	5
0.00%, 03/25/2036, Series 2006-8, Class WQ	84	65
0.00%, 04/25/2036, Series 2006-23, Class KO	7	7
0.00%, 04/25/2036, Series 2006-27, Class OH	13	11
0.00%, 04/25/2036, Series 2006-22, Class AO	25	21
0.00%, 06/25/2036, Series 2006-43, Class PO	7	6
0.00%, 06/25/2036, Series 2006-44, Class GO	14	12
0.00%, 06/25/2036, Series 2006-43, Class DO	22	18
0.00%, 06/25/2036, Series 2006-50, Class JO	51	41
0.00%, 06/25/2036, Series 2006-50, Class PS	61	52
0.00%, 07/25/2036, Series 2006-58, Class AP	5	4
0.00%, 07/25/2036, Series 2006-58, Class PO	9	7
0.00%, 07/25/2036, Series 2006-65, Class QO	16	14
0.00%, 08/25/2036, Series 2006-72, Class TO	5	4
0.00%, 08/25/2036, Series 2006-79, Class DO	12	10
0.00%, 08/25/2036, Series 2006-79, Class OP	17	13
0.00%, 08/25/2036, Series 2006-72, Class GO	28	24
0.00%, 09/25/2036, Series 2008-42, Class AO	7	6
0.00%, 09/25/2036, Series 2006-90, Class AO	11	10
0.00%, 09/25/2036, Series 2006-86, Class OB	16	12
0.00%, 11/25/2036, Series 2006-109, Class PO	5	4
0.00%, 11/25/2036, Series 2006-111, Class EO	13	11

0.00%, 11/25/2036, Series 2006-110, Class PO	24	19
0.00%, 12/25/2036, Series 2006-119, Class PO	8	7
0.00%, 12/25/2036, Series 2006-115, Class OK	14	11
0.00%, 01/25/2037, Series 2006-128, Class PO	14	11
0.00%, 01/25/2037, Series 2009-70, Class CO	42	34
0.00%, 03/25/2037, Series 2007-14, Class OP	12	10
0.00%, 04/25/2037, Series 2007-28, Class EO	37	30
0.00%, 05/25/2037, Series 2007-42, Class AO	2	2
0.00%, 07/25/2037, Series 2007-67, Class PO	28	23
0.00%, 10/25/2037, Series 2009-86, Class OT	245	194
0.00%, 05/25/2038, Series 2008-44, Class PO	1	1
0.00%, 01/25/2040, Series 2009-113, Class AO	21	17
0.00% (30-day Average SOFR + 17.29%, 17.67% Cap), 04/25/2040, Series 2010-35, Class SJ(3)(9)	57	51
0.00%, 06/25/2040, Series 2010-63, Class AP	33	27
0.00% (30-day Average SOFR + 4.33%, 4.44% Cap), 11/25/2040, Series 2010-125, Class SA(3)(9)	148	3
0.00%, 04/25/2041, Series 2011-30, Class LS(4)	219	12
0.00%, 09/25/2043, Series 2013-92, Class PO	506	365
0.00%, 10/25/2043, Series 2013-101, Class DO	412	287
0.00%, 12/25/2043, Series 2013-128, Class PO	887	648
0.17%, 01/25/2038, Series 2007-116, Class HI(4)	140	5
0.18% (30-day Average SOFR + 13.46%, 13.75% Cap), 07/25/2033, Series 2003-64, Class SX(3)(9)	9	8
0.23% (30-day Average SOFR + 7.31%, 7.47% Cap), 08/25/2033, Series 2003-71, Class DS(3)(9)	48	40
0.35% (30-day Average SOFR + 5.67%, 5.78% Cap), 06/25/2037, Series 2007-92, Class YS(3)(9)	17	1
0.40% (30-day Average SOFR + 9.96%, 10.17% Cap), 08/25/2033, Series 2003-74, Class SH(3)(9)	7	6
0.42% (30-day Average SOFR + 5.74%, 5.85% Cap), 09/25/2038, Series 2008-81, Class SB(3)(9)	73	3
0.42% (30-day Average SOFR + 5.74%, 5.85% Cap), 09/25/2038, Series 2008-80, Class SA(3)(9)	67	4
0.47% (30-day Average SOFR + 5.79%, 5.90% Cap), 10/25/2039, Series 2009-84, Class WS(3)(9)	21	1
0.48% (30-day Average SOFR + 5.80%, 5.91% Cap), 02/25/2038, Series 2008-1, Class BI(3)(9)	77	4
0.57% (30-day Average SOFR + 5.89%, 6.00% Cap), 02/25/2038, Series 2008-4, Class SD(3)(9)	207	11
0.62% (30-day Average SOFR + 5.94%, 6.05% Cap), 04/25/2050, Series 2020-24, Class SP(3)(9)	4,417	409
0.64% (30-day Average SOFR + 5.95%, 5.95% Cap), 08/25/2052, Series 2022-51, Class PS(3)(9)	10,651	552
0.65% (30-day Average SOFR + 5.97%, 6.08% Cap), 03/25/2037, Series 2007-22, Class SC(3)(9)(10)	2	0
0.67% (30-day Average SOFR + 5.99%, 6.10% Cap), 04/25/2037, Series 2007-35, Class SI(3)(9)	32	1
0.67% (30-day Average SOFR + 5.99%, 6.10% Cap), 06/25/2037, Series 2007-54, Class WI(3)(9)	20	1
0.67% (30-day Average SOFR + 5.99%, 6.10% Cap), 06/25/2037, Series 2007-53, Class SH(3)(9)	71	4
0.67% (30-day Average SOFR + 5.99%, 6.10% Cap), 11/25/2049, Series 2010-103, Class SB(3)(9)	39	3
0.75% (30-day Average SOFR + 6.07%, 6.18% Cap), 12/25/2039, Series 2009-99, Class SC(3)(9)	28	1
0.77% (30-day Average SOFR + 6.09%, 6.20% Cap), 03/25/2038, Series 2008-16, Class IS(3)(9)	23	1
0.80% (30-day Average SOFR + 6.12%, 6.23% Cap), 03/25/2038, Series 2008-10, Class XI(3)(9)	28	2
0.82% (30-day Average SOFR + 6.14%, 6.25% Cap), 01/25/2040, Series 2009-112, Class ST(3)(9)	60	4
0.93% (30-day Average SOFR + 6.25%, 6.36% Cap), 12/25/2037, Series 2007-108, Class SA(3)(9)(10)	3	0
0.97% (30-day Average SOFR + 6.29%, 6.40% Cap), 07/25/2037, Series 2007-72, Class EK(3)(9)	181	13
0.97% (30-day Average SOFR + 6.29%, 6.40% Cap), 12/25/2037, Series 2007-109, Class AI(3)(9)	84	4
0.97% (30-day Average SOFR + 6.29%, 6.40% Cap), 05/25/2040, Series 2010-42, Class S(3)(9)	28	1
0.99% (30-day Average SOFR + 6.31%, 6.42% Cap), 04/25/2040, Series 2010-35, Class SB(3)(9)	41	2
1.01% (30-day Average SOFR + 6.33%, 6.44% Cap), 03/25/2037, Series 2007-14, Class ES(3)(9)	100	7
1.02% (30-day Average SOFR + 6.34%, 6.45% Cap), 10/25/2037, Series 2007-100, Class SM(3)(9)	63	5
1.02% (30-day Average SOFR + 6.34%, 6.45% Cap), 12/25/2037, Series 2007-112, Class SA(3)(9)	101	8
1.03% (30-day Average SOFR + 6.35%, 6.46% Cap), 10/25/2037, Series 2007-91, Class ES(3)(9)	103	7
1.07% (30-day Average SOFR + 6.39%, 6.50% Cap), 08/25/2036, Series 2007-7, Class SG(3)(9)	93	10
1.09% (30-day Average SOFR + 6.41%, 6.52% Cap), 07/25/2036, Series 2006-58, Class IG(3)(9)	16	1
1.10% (30-day Average SOFR + 6.42%, 6.53% Cap), 01/25/2041, Series 2010-147, Class SA(3)(9)	313	30
1.11% (30-day Average SOFR + 6.43%, 6.54% Cap), 09/25/2037, Series 2007-88, Class VI(3)(9)	95	7
1.12% (30-day Average SOFR + 6.44%, 6.55% Cap), 02/25/2039, Series 2009-6, Class GS(3)(9)	47	3
1.15% (30-day Average SOFR + 6.47%, 6.58% Cap), 06/25/2036, Series 2006-53, Class US(3)(9)	59	4
1.19% (30-day Average SOFR + 6.51%, 6.62% Cap), 07/25/2037, Series 2007-65, Class KI(3)(9)	63	5
1.22% (30-day Average SOFR + 6.54%, 6.65% Cap), 12/25/2036, Series 2006-117, Class GS(3)(9)	61	3
1.22% (30-day Average SOFR + 6.54%, 6.65% Cap), 03/25/2039, Series 2009-17, Class QS(3)(9)	15	1
1.27% (30-day Average SOFR + 6.59%, 6.70% Cap), 03/25/2036, Series 2006-8, Class WN(3)(9)	310	24
1.28% (30-day Average SOFR + 6.60%, 6.71% Cap), 07/25/2035, Series 2005-56, Class S(3)(9)	27	2
1.42% (30-day Average SOFR + 6.74%, 6.85% Cap), 04/25/2038, Series 2008-32, Class SA(3)(9)	14	1
1.43%, 06/25/2038, Series 2008-46, Class HI(4)	25	1
1.47% (30-day Average SOFR + 6.79%, 6.90% Cap), 04/25/2038, Series 2008-27, Class SN(3)(9)	31	3
1.56% (30-day Average SOFR + 6.88%, 6.99% Cap), 03/25/2038, Series 2008-20, Class SA(3)(9)	35	2
1.57% (30-day Average SOFR + 16.19%, 16.50% Cap), 05/25/2034, Series 2004-46, Class SK(3)(9)	4	4
1.60% (30-day Average SOFR + 7.99%, 1.60% Cap), 03/25/2032, Series 2002-13, Class SJ(3)(9)(10)	15	0
1.72% (30-day Average SOFR + 7.04%, 7.15% Cap), 07/25/2037, Series 2007-60, Class AX(3)(9)	280	29
1.77% (30-day Average SOFR + 7.09%, 7.20% Cap), 07/25/2038, Series 2008-53, Class CI(3)(9)	19	2
1.80% (30-day Average SOFR + 12.43%, 12.66% Cap), 03/25/2040, Series 2010-49, Class SC(3)(9)	91	83
1.84%, 03/25/2027, Series 1997-20, Class IB(4)(10)	0	0
1.84%, 03/25/2027, Series 1997-20, Class IO(4)(10)	0	0
1.86% (30-day Average SOFR + 17.81%, 18.15% Cap), 08/25/2033, Series 2005-56, Class TP(3)(9)	5	5
2.00%, 12/25/2043, Series 2020-35, Class MA	1,654	1,477
2.00%, 06/25/2046, Series 2020-51, Class BA	4,086	3,426
2.17% (30-day Average SOFR + 7.49%, 7.60% Cap), 07/25/2028, Series 2008-55, Class S(3)(9)	63	3
2.17% (30-day Average SOFR + 7.49%, 7.60% Cap), 11/25/2033, Series 2003-116, Class SB(3)(9)	45	3
2.28% (30-day Average SOFR + 23.54%, 24.00% Cap), 05/25/2034, Series 2004-46, Class QB(3)(9)	8	9
2.48% (30-day Average SOFR + 23.74%, 24.20% Cap), 09/25/2035, Series 2005-75, Class SV(3)(9)	3	2
2.50%, 12/25/2042, Series 2012-134, Class ZC	6,905	4,817
2.58% (30-day Average SOFR + 15.86%, 16.15% Cap), 09/25/2037, Series 2007-85, Class SL(3)(9)	5	5
2.93% (30-day Average SOFR + 16.21%, 16.50% Cap), 07/25/2037, Series 2007-62, Class SE(3)(9)	13	12
3.00%, 12/25/2028, Series 2013-118, Class YL	1,238	1,145
3.00%, 10/25/2033, Series 2013-100, Class WB	714	660
3.00%, 02/25/2043, Series 2013-81, Class TA	377	357
3.00%, 01/25/2046, Series 2016-38, Class NA	1,000	878
3.00%, 02/25/2047, Series 2017-51, Class CP	1,028	897
3.00%, 06/25/2048, Series 2018-45, Class TM	8,668	7,449
3.13% (30-day Average SOFR + 16.41%, 16.70% Cap), 08/25/2035, Series 2005-73, Class PS(3)(9)	14	13
3.14% (30-day Average SOFR + 13.77%, 14.00% Cap), 03/25/2038, Series 2008-18, Class SP(3)(9)	14	12
3.30% (30-day Average SOFR + 16.59%, 16.88% Cap), 08/25/2035, Series 2005-72, Class SB(3)(9)	9	9

3.30% (30-day Average SOFR + 16.59%, 16.88% Cap), 10/25/2035, Series 2005-90, Class ES(3)(9)	14	13
3.38% (30-day Average SOFR + 11.35%, 11.52% Cap), 01/25/2034, Series 2003-130, Class SX(3)(9)	1	1
3.38% (30-day Average SOFR + 14.01%, 14.24% Cap), 07/25/2034, Series 2004-51, Class SY(3)(9)	6	6
3.38% (30-day Average SOFR + 26.62%, 29.75% Cap), 10/25/2023, Series 1993-179, Class SB(3)(9)(10)	0	0
3.43% (30-day Average SOFR + 16.71%, 17.00% Cap), 05/25/2035, Series 2005-42, Class PS(3)(9)	1	1
3.45% (30-day Average SOFR + 12.31%, 12.50% Cap), 09/25/2033, Series 2003-91, Class SD(3)(9)	7	6
3.50%, 04/25/2031, Series 2011-31, Class DB	329	311
3.50%, 09/25/2033, Series 2013-90, Class DL	1,500	1,390
3.50%, 03/25/2042, Series 2013-136, Class QB	559	498
3.50%, 02/25/2043, Series 2013-4, Class AJ	135	122
3.50%, 11/25/2057, Series 2019-7, Class CA	3,075	2,865
3.67% (30-day Average SOFR + 8.99%, 9.10% Cap), 07/25/2030, Series 2000-20, Class SA(3)(9)(10)	2	0
3.80% (30-day Average SOFR + 17.09%, 17.38% Cap), 07/25/2035, Series 2005-66, Class SG(3)(9)	13	13
4.00%, 04/25/2033, Series 2003-22, Class UD	86	81
4.00%, 05/25/2033, Series 2003-42, Class GB	7	6
4.00%, 04/25/2041, Series 2014-21, Class KW	1,284	1,243
4.11% (30-day Average SOFR + 23.60%, 24.02% Cap), 08/25/2037, Series 2007-79, Class SB(3)(9)	24	24
4.29% (30-day Average SOFR + 23.78%, 24.20% Cap), 06/25/2036, Series 2006-46, Class SW(3)(9)	2	2
4.31% (30-day Average SOFR + 27.84%, 31.01% Cap), 12/25/2023, Series 1993-247, Class SA(3)(9)(10)	0	0
4.33% (30-day Average SOFR + 0.36%, 0.25% Floor), 06/27/2036, Series 2007-101, Class A2(3)	192	190
4.41% (30-day Average SOFR + 20.36%, 20.70% Cap), 04/25/2038, Series 2008-28, Class QS(3)(9)	12	12
4.48% (30-day Average SOFR + 25.74%, 26.20% Cap), 10/25/2036, Series 2006-95, Class SG(3)(9)	10	10
4.50%, 10/25/2036, Series 2009-19, Class PW	75	71
4.50%, 02/25/2039, Series 2009-4, Class BD	1	1
4.50%, 04/25/2042, Series 2014-11, Class VB	1,500	1,428
4.53% (30-day Average SOFR + 14.27%, 14.48% Cap), 12/25/2032, Series 2002-77, Class S(3)(9)	4	4
4.57% (30-day Average SOFR + 22.28%, 22.67% Cap), 04/25/2037, Series 2007-29, Class SG(3)(9)	20	20
4.59% (30-day Average SOFR + 19.21%, 19.53% Cap), 04/25/2034, Series 2004-25, Class SA(3)(9)	16	16
4.59% (30-day Average SOFR + 19.21%, 19.53% Cap), 05/25/2034, Series 2004-36, Class SA(3)(9)	40	41
4.64% (30-day Average SOFR + 15.27%, 15.50% Cap), 11/25/2031, Series 2004-74, Class SW(3)(9)	7	7
4.66% (30-day Average SOFR + 24.15%, 24.57% Cap), 11/25/2035, Series 2005-106, Class US(3)(9)	55	55
4.66% (30-day Average SOFR + 24.15%, 24.57% Cap), 03/25/2036, Series 2006-11, Class PS(3)(9)	8	9
4.82% (30-day Average SOFR + 17.20%, 17.47% Cap), 12/25/2031, Series 2001-72, Class SX(3)(9)(10)	0	0
4.84% (30-day Average SOFR + 24.33%, 24.75% Cap), 05/25/2035, Series 2005-74, Class CP(3)(9)	4	4
4.84% (30-day Average SOFR + 26.10%, 26.56% Cap), 12/25/2036, Series 2006-115, Class ES(3)(9)	1	2
5.00%, 11/25/2024, Series 2004-81, Class JG	7	7
5.00%, 03/25/2029, Series 2009-11, Class NB	24	24
5.00%, 11/25/2032, Series 2002-71, Class AP	4	3
5.00%, 03/25/2033, Series 2003-14, Class TI(10)	5	0
5.00%, 03/25/2037, Series 2009-63, Class P	2	1
5.00%, 07/25/2038, Series 2008-56, Class AC	15	14
5.00%, 07/25/2038, Series 2008-60, Class JC	23	21
5.00%, 07/25/2039, Series 2009-52, Class PI	35	6
5.00%, 08/25/2039, Series 2009-59, Class HB	141	138
5.00%, 09/25/2039, Series 2009-65, Class MT	33	32
5.00%, 06/25/2040, Series 2010-64, Class DM	181	178
5.00%, 09/25/2040, Series 2010-102, Class PN	123	121
5.09% (30-day Average SOFR + 19.71%, 20.02% Cap), 05/25/2035, Series 2005-74, Class CS(3)(9)	17	17
5.18%, 12/25/2039, Series 2009-103, Class MB(4)	65	66
5.20% (30-day Average SOFR + 19.82%, 20.13% Cap), 05/25/2035, Series 2005-74, Class SK(3)(9)	12	12
5.46% (30-day Average SOFR + 0.17%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A1(3)	26	25
5.46% (30-day Average SOFR + 0.17%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A2(3)	119	115
5.50% (30-day Average SOFR + 24.10%, 24.50% Cap), 12/25/2023, Series 2002-1, Class UD(3)(9)(10)	0	0
5.50% (30-day Average SOFR + 24.10%, 24.50% Cap), 09/25/2031, Series 2001-60, Class QS(3)(9)	9	9
5.50%, 07/25/2024, Series 2004-53, Class NC(10)	0	0
5.50%, 08/25/2024, Series 2004-65, Class EY	3	3
5.50%, 08/25/2025, Series 2005-67, Class EY	17	17
5.50%, 01/25/2026, Series 2005-121, Class DX	6	6
5.50%, 04/18/2029, Series 1999-18, Class Z	2	2
5.50%, 12/25/2032, Series 2002-78, Class Z	50	49
5.50%, 08/25/2033, Series 2003-72, Class IE	95	14
5.50%, 08/25/2033, Series 2003-73, Class HC	41	41
5.50%, 10/25/2033, Series 2003-105, Class AZ	320	317
5.50%, 04/25/2034, Series 2004-17, Class H	103	102
5.50%, 07/25/2034, Series 2004-50, Class VZ	177	174
5.50%, 08/25/2035, Series 2005-68, Class PG	37	36
5.50%, 08/25/2035, Series 2005-73, Class ZB	331	323
5.50%, 12/25/2035, Series 2006-46, Class UC	4	4
5.50%, 12/25/2035, Series 2005-110, Class GL	219	217
5.50%, 01/25/2036, Series 2006-39, Class WC	1	1
5.50%, 03/25/2036, Series 2006-16, Class HZ	19	18
5.50%, 03/25/2036, Series 2006-12, Class BZ	88	86
5.50%, 03/25/2036, Series 2006-8, Class JZ	108	106
5.50%, 01/25/2037, Series 2006-128, Class BP	4	4
5.50%, 07/25/2037, Series 2007-70, Class Z	65	63
5.50%, 08/25/2037, Series 2007-76, Class AZ	18	17
5.50%, 07/25/2038, Series 2011-47, Class ZA	77	76
5.50%, 10/25/2039, Series 2009-86, Class IP	84	16
5.50%, 06/25/2040, Series 2010-58, Class MB	357	350
5.50%, 07/25/2040, Series 2010-71, Class HJ	128	127
5.50%, 10/25/2040, Series 2010-111, Class AM	404	402
5.50%, 07/25/2051, Series 2011-58, Class WA(4)	19	18
5.68% (30-day Average SOFR + 0.36%, 0.25% Floor, 7.00% Cap), 04/25/2036, Series 2006-23, Class FK(3)	49	48
5.68% (30-day Average SOFR + 0.36%, 0.25% Floor, 6.50% Cap), 02/25/2037, Series 2007-10, Class FD(3)	24	23
5.72% (30-day Average SOFR + 29.63%, 30.15% Cap), 05/25/2036, Series 2006-33, Class LS(3)(9)	8	9
5.72% (30-day Average SOFR + 0.40%, 0.29% Floor, 7.50% Cap), 07/25/2036, Series 2006-56, Class FC(3)	130	129
5.73% (30-day Average SOFR + 0.41%, 0.30% Floor, 6.75% Cap), 05/25/2037, Series 2007-43, Class FL(3)	20	20
5.75%, 06/25/2033, Series 2003-47, Class PE	30	30
5.75%, 07/25/2035, Series 2005-66, Class ZH	903	879
5.75%, 10/25/2035, Series 2005-84, Class XM	27	27

5.78% (30-day Average SOFR + 0.46%, 0.35% Floor, 6.75% Cap), 04/25/2035, Series 2005-25, Class PF(3)	47	46
5.78% (30-day Average SOFR + 0.46%, 0.35% Floor, 7.50% Cap), 08/25/2036, Series 2006-79, Class DF(3)	51	50
5.80% (30-day Average SOFR + 0.48%, 0.37% Floor, 7.50% Cap), 07/25/2037, Series 2007-64, Class FB(3)	30	30
5.83% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.50% Cap), 03/25/2034, Series 2004-28, Class PF(3)	20	20
5.83% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.50% Cap), 05/25/2034, Series 2004-36, Class FA(3)	94	93
5.83% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 06/25/2036, Series 2006-46, Class FW(3)	15	14
5.83% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 06/25/2037, Series 2007-54, Class FA(3)	95	93
5.86%, 02/25/2051, Series 2011-2, Class WA(4)	36	35
5.88% (30-day Average SOFR + 0.56%, 6.50% Cap), 06/25/2037, Series 2007-98, Class FB(3)	11	11
5.88% (30-day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 09/25/2042, Series 2012-99, Class FA(3)	140	135
5.89% (30-day Average SOFR + 0.57%, 0.46% Floor, 7.00% Cap), 07/25/2036, Series 2006-58, Class FL(3)	14	14
5.93% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 03/25/2037, Series 2007-77, Class FG(3)	28	28
5.93% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 07/25/2037, Series 2007-97, Class FC(3)	16	16
5.93% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 07/25/2041, Series 2011-149, Class EF(3)	16	16
5.93% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 11/25/2041, Series 2011-149, Class MF(3)	69	68
5.93% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-101, Class FC(3)	64	62
5.93% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-97, Class FB(3)	451	436
5.93% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 10/25/2042, Series 2012-108, Class F(3)	178	173
5.98% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/25/2041, Series 2011-75, Class FA(3)	37	36
6.00%, 07/18/2028, Series 1998-36, Class ZB	2	2
6.00%, 12/25/2028, Series 1998-66, Class C(10)	0	0
6.00%, 07/25/2031, Series 2001-33, Class ID	13	1
6.00%, 11/25/2031, Series 2001-60, Class PX	21	21
6.00%, 04/25/2032, Series 2002-15, Class ZA	55	55
6.00%, 11/25/2032, Series 2011-39, Class ZA	163	163
6.00%, 05/25/2033, Series 2003-39, Class IO(4)	4	1
6.00%, 05/25/2033, Series 2003-34, Class AX	15	15
6.00%, 05/25/2033, Series 2003-34, Class GE	42	42
6.00%, 05/25/2033, Series 2003-34, Class ED	63	63
6.00%, 12/25/2035, Series 2005-109, Class PC	4	4
6.00%, 07/25/2036, Series 2006-71, Class ZL	178	177
6.00%, 03/25/2037, Series 2007-18, Class MZ	126	122
6.00%, 05/25/2037, Series 2007-42, Class B	55	54
6.00%, 08/25/2037, Series 2007-78, Class CB	6	6
6.00%, 08/25/2037, Series 2007-76, Class ZG	18	18
6.00%, 08/25/2037, Series 2007-78, Class PE	19	18
6.00%, 08/25/2037, Series 2007-81, Class GE	26	26
6.00%, 08/25/2039, Series 2009-60, Class HT	171	174
6.02%, 09/25/2039, Series 2009-69, Class WA(4)	51	51
6.03% (30-day Average SOFR + 0.71%, 0.60% Floor, 9.00% Cap), 12/25/2023, Series 1993-230, Class FA(3)(10)	0	0
6.03% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 04/25/2040, Series 2010-40, Class FJ(3)	12	12
6.03% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 05/25/2040, Series 2010-43, Class FD(3)	25	25
6.04%, 10/25/2037, Series 2007-106, Class A7(4)	20	20
6.10% (30-day Average SOFR + 32.68%, 33.25% Cap), 10/25/2026, Series 2006-94, Class GK(3)(9)	3	3
6.15%, 03/25/2040, Series 2010-16, Class WB(4)	102	102
6.18% (30-day Average SOFR + 0.86%, 0.75% Floor, 8.00% Cap), 01/25/2034, Series 2004-87, Class F(3)	54	54
6.18% (30-day Average SOFR + 0.86%, 6.50% Cap), 03/25/2037, Series 2007-16, Class FC(3)	17	17
6.23% (30-day Average SOFR + 0.91%, 0.80% Floor, 8.00% Cap), 11/25/2032, Series 2004-61, Class FH(3)	115	116
6.24%, 02/25/2040, Series 2010-1, Class WA(4)	23	24
6.30%, 12/25/2039, Series 2009-99, Class WA(4)	129	130
6.33% (30-day Average SOFR + 1.01%, 0.90% Floor, 6.75% Cap), 03/25/2038, Series 2008-18, Class FA(3)	17	17
6.35%, 04/25/2029, Series 1999-17, Class C	1	1
6.42% (30-day Average SOFR + 38.31%, 39.00% Cap), 02/25/2037, Series 2007-1, Class SD(3)(9)	8	11
6.43% (30-day Average SOFR + 1.11%, 1.00% Floor, 9.50% Cap), 12/25/2023, Series 1993-247, Class FE(3)(10)	0	0
6.44%, 03/25/2040, Series 2010-16, Class WA(4)	92	93
6.50%, 10/25/2023, Series 1993-189, Class PL(10)	0	0
6.50%, 10/25/2023, Series 1993-183, Class KA(10)	0	0
6.50%, 11/25/2023, Series 1995-19, Class Z(10)	0	0
6.50%, 12/25/2023, Series 1993-225, Class UB(10)	0	0
6.50%, 03/25/2024, Series 1994-37, Class L(10)	0	0
6.50%, 03/25/2024, Series 1994-40, Class Z	2	2
6.50%, 04/25/2027, Series 1997-32, Class PG	4	4
6.50%, 07/18/2027, Series 1997-42, Class ZC(10)	0	0
6.50%, 09/25/2031, Series 2001-49, Class Z	3	4
6.50%, 10/25/2031, Series 2001-52, Class KB	2	2
6.50%, 04/25/2032, Series 2002-21, Class PE	9	9
6.50%, 05/25/2032, Series 2002-28, Class PK	19	19
6.50%, 06/25/2032, Series 2002-37, Class Z	9	9
6.50%, 07/25/2032, Series 2006-130, Class GI	32	3
6.50%, 08/25/2032, Series 2002-48, Class GH	23	23
6.50%, 02/25/2033, Series 2003-9, Class NZ	9	9
6.50%, 05/25/2033, Series 2003-33, Class IA	35	6
6.50%, 07/25/2036, Series 2006-63, Class ZH	88	90
6.50%, 07/25/2036, Series 2011-19, Class ZY	117	119
6.50%, 08/25/2036, Series 2006-78, Class BZ	10	10
6.50%, 08/25/2036, Series 2006-77, Class PC	37	38
6.50%, 09/25/2036, Series 2006-85, Class MZ	4	4
6.50%, 06/25/2037, Series 2007-92, Class YA	10	10
6.50%, 12/25/2037, Series 2007-112, Class MJ	70	70
6.50%, 06/25/2042, Series 2002-90, Class A1	34	34
6.66% (30-day Average SOFR + 22.61%, 22.95% Cap), 10/25/2031, Series 2003-52, Class SX(3)(9)	5	5
6.92% (30-day Average SOFR + 12.23%, 4.00% Floor, 12.95% Cap), 12/25/2023, Series 1993-247, Class SU(3)(9)(10)	0	0
7.00%, 04/25/2024, Series 1994-63, Class PK	1	1
7.00%, 04/25/2024, Series 1994-62, Class PK	4	4
7.00%, 11/25/2026, Series 1996-48, Class Z	2	2
7.00%, 12/18/2027, Series 1997-81, Class PI(10)	2	0
7.00%, 03/25/2031, Series 2001-7, Class PF	2	2
7.00%, 07/25/2031, Series 2001-30, Class PM	6	7

7.00%, 08/25/2031, Series 2001-36, Class DE	12	13
7.00%, 09/25/2031, Series 2001-44, Class PU	2	2
7.00%, 09/25/2031, Series 2001-44, Class PD	3	3
7.00%, 09/25/2031, Series 2001-44, Class MY	16	17
7.00%, 11/25/2031, Series 2001-61, Class Z	24	25
7.00%, 05/25/2033, Series 2007-97, Class KI	66	6
7.00%, 07/25/2039, Series 2009-47, Class MT	1	1
7.00%, 11/25/2041, Series 2011-118, Class LB	377	389
7.00%, 11/25/2041, Series 2011-118, Class NT	395	403
7.00%, 11/25/2041, Series 2011-118, Class MT	470	482
7.08% (30-day Average SOFR + 28.34%, 28.80% Cap), 07/25/2036, Series 2006-60, Class AK(3)(9)	9	8
7.32% (30-day Average SOFR + 39.21%, 39.90% Cap), 07/25/2036, Series 2006-62, Class PS(3)(9)	6	7
7.50%, 04/18/2027, Series 1997-27, Class J	1	1
7.50%, 04/20/2027, Series 1997-29, Class J	2	2
7.50%, 05/20/2027, Series 1997-39, Class PD	6	6
7.50%, 12/18/2029, Series 1999-62, Class PB	2	2
7.50%, 02/25/2030, Series 2000-2, Class ZE	12	13
7.54% (30-day Average SOFR + 24.82%, 25.19% Cap), 02/25/2032, Series 2002-1, Class SA(3)(9)	2	2
8.18% (30-day Average SOFR + 23.06%, 23.38% Cap), 10/25/2023, Series 1999-52, Class NS(3)(9)(10)	0	0
8.50%, 01/25/2025, Series 1995-2, Class Z(10)	0	0
8.50%, 01/25/2031, Series 2000-52, Class IO(10)	1	0
8.50% (30-day Average SOFR + 50.19%, 8.50% Cap), 11/25/2032, Series 2004-61, Class SK(3)(9)	8	8
8.80%, 01/25/2025, Series G95-1, Class C(10)	0	0
10.00% (30-day Average SOFR + 53.24%, 10.00% Cap), 03/25/2032, Series 2002-13, Class ST(3)(9)(10)	0	0
10.50% (30-day Average SOFR + 57.83%, 10.50% Cap), 10/25/2023, Series 1993-179, Class SC(3)(9)(10)	0	0
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042, Series 2003-W2, Class 2A9	32	32
6.50%, 07/25/2042, Series 2003-W2, Class 1A1	54	54
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042, Series 2003-W6, Class 2A4	190	184
6.50%, 09/25/2042, Series 2003-W6, Class 3A	66	66
Fannie Mae Trust 2003-W8
5.83% (30-day Average SOFR + 0.51%, 0.40% Floor, 8.00% Cap), 05/25/2042, Series 2003-W8, Class 3F1(3)	16	16
7.00%, 10/25/2042, Series 2003-W8, Class 2A	72	73
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033, Series 2004-W1, Class 2A2	120	124
Fannie Mae Trust 2004-W15
5.68% (30-day Average SOFR + 0.36%, 0.25% Floor), 08/25/2044, Series 2004-W15, Class 2AF(3)	58	58
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044, Series 2004-W2, Class 2A2	20	20
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044, Series 2004-W8, Class 3A	18	18
Fannie Mae Trust 2005-W3
5.65% (30-day Average SOFR + 0.33%, 0.22% Floor, 9.50% Cap), 03/25/2045, Series 2005-W3, Class 2AF(3)	482	477
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045, Series 2005-W4, Class 1A1	25	25
Fannie Mae Trust 2006-W2
3.54%, 11/25/2045, Series 2006-W2, Class 2A(4)	66	65
5.65% (30-day Average SOFR + 0.33%, 0.22% Floor, 9.50% Cap), 02/25/2046, Series 2006-W2, Class 1AF1(3)	215	213
Fannie Mae Whole Loan
5.69% (30-day Average SOFR + 0.37%, 0.26% Floor, 9.50% Cap), 11/25/2046, Series 2007-W1, Class 1AF1(3)	493	487
Fannie Mae-Aces
0.75%, 09/25/2028, Series 2020-M39, Class 1A1	9,856	9,263
1.00%, 11/25/2033, Series 2021-M3, Class 1A1	2,126	1,998
1.20%, 10/25/2030, Series 2020-M50, Class A2	1,042	915
1.59%, 11/25/2028, Series 2020-M38, Class 2A1	1,807	1,567
1.76%, 11/25/2031, Series 2022-M3, Class A2(4)	13,600	10,492
1.93%, 10/25/2030, Series 2020-M50, Class X1(4)	14,732	888
2.05%, 11/25/2033, Series 2021-M3, Class X1(4)	27,282	2,260
2.06%, 07/25/2030, Series 2020-M39, Class X1(4)	101,373	7,690
2.10%, 11/25/2028, Series 2020-M38, Class X2(4)	11,437	729
2.53%, 09/25/2024, Series 2015-M1, Class A2	888	860
2.55%, 12/25/2026, Series 2017-M3, Class A2(4)	1,126	1,038
2.59%, 12/25/2024, Series 2015-M7, Class A2	1,021	985
2.64%, 12/25/2026, Series 2017-M4, Class A2(4)	6,308	5,838
2.90%, 01/25/2025, Series 2015-M8, Class A2(4)	1,682	1,618
2.96%, 02/25/2027, Series 2017-M7, Class A2(4)	2,969	2,775
2.98%, 08/25/2029, Series 2017-M11, Class A2	2,121	1,896
3.02%, 08/25/2024, Series 2014-M13, Class A2(4)	544	531
3.06%, 05/25/2027, Series 2017-M8, Class A2(4)	4,075	3,788
3.09%, 04/25/2027, Series 2015-M10, Class A2(4)	4,390	4,116
3.16%, 06/25/2027, Series 2017-M12, Class A2(4)	3,619	3,375
3.17%, 03/25/2028, Series 2018-M4, Class A2(4)	2,964	2,733
3.17%, 02/25/2030, Series 2018-M3, Class A2(4)	2,315	2,071
3.17%, 04/25/2029, Series 2017-M5, Class A2(4)	3,195	2,911
3.41%, 06/25/2028, Series 2018-M8, Class A2(4)	4,678	4,345
3.47%, 07/25/2028, Series 2018-M10, Class A1(4)	243	241
3.47%, 07/25/2028, Series 2018-M10, Class A2(4)	6,977	6,493
3.50%, 01/25/2024, Series 2014-M3, Class A2(4)	956	948
3.51%, 12/25/2023, Series 2014-M2, Class A2(4)	436	434
3.67%, 09/25/2028, Series 2019-M1, Class A2(4)	6,382	5,966
3.76%, 08/25/2030, Series 2018-M12, Class A2(4)	5,611	5,106
FHLMC-Ginnie Mae
6.25%, 11/25/2023, Series 24, Class ZE(10)	0	0
7.50%, 04/25/2024, Series 29, Class L(10)	0	0
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035, Series 2005-FA8, Class 1A19	51	25
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2024, Series 2006-FA6, Class 3A1(10)	1	0

First Horizon Alternative Mortgage Securities Trust 2007-FA4
0.22% (1 Month Term SOFR + 5.54%, 5.65% Cap), 08/25/2037, Series 2007-FA4, Class 1A2(3)(9)	535	29
Freddie Mac Gold Pool
2.00%, 01/01/2032	2,196	1,952
2.50%, 06/01/2028	250	237
2.50%, 03/01/2030	478	436
2.50%, 07/01/2030	1,279	1,167
2.50%, 07/01/2031	1,164	1,052
2.50%, 08/01/2031	654	592
2.50%, 11/01/2046	1,215	984
3.00%, 07/01/2028	421	403
3.00%, 08/01/2028	248	237
3.00%, 09/01/2028	942	901
3.00%, 10/01/2028	374	358
3.00%, 05/01/2029	378	353
3.00%, 09/01/2031	411	382
3.00%, 02/01/2032	2,415	2,248
3.00%, 07/01/2035	3,194	2,857
3.00%, 09/01/2036	1,265	1,130
3.00%, 08/01/2042	657	562
3.00%, 10/01/2042	1,751	1,499
3.00%, 11/01/2042	3,037	2,600
3.00%, 02/01/2043	152	130
3.00%, 03/01/2043	1,047	897
3.00%, 03/01/2043	2,095	1,793
3.00%, 04/01/2043	38	32
3.00%, 04/01/2043	6,062	5,189
3.00%, 06/01/2043	18	16
3.00%, 07/01/2043	11	10
3.00%, 07/01/2043	126	108
3.00%, 08/01/2043	247	211
3.00%, 08/01/2043	2,769	2,370
3.00%, 10/01/2043	5,773	4,942
3.00%, 05/01/2045	436	373
3.00%, 05/01/2045	1,297	1,100
3.00%, 06/01/2045	258	219
3.00%, 10/01/2045	1,966	1,683
3.00%, 10/01/2046	3,319	2,809
3.00%, 10/01/2046	9,870	8,366
3.00%, 01/01/2047	806	681
3.00%, 02/01/2047	4,504	3,807
3.00%, 03/01/2047	579	489
3.00%, 05/01/2047	7,010	5,935
3.50%, 01/01/2032	190	176
3.50%, 03/01/2032	74	69
3.50%, 02/01/2033	102	93
3.50%, 05/01/2033	79	73
3.50%, 05/01/2033	319	293
3.50%, 01/01/2034	2,697	2,489
3.50%, 04/01/2037	3,197	2,885
3.50%, 11/01/2037	865	776
3.50%, 05/01/2042	332	295
3.50%, 06/01/2042	144	128
3.50%, 06/01/2042	970	856
3.50%, 08/01/2042	217	192
3.50%, 09/01/2042	1,415	1,257
3.50%, 09/01/2042	1,920	1,704
3.50%, 10/01/2042	968	859
3.50%, 10/01/2042	5,052	4,487
3.50%, 11/01/2042	76	67
3.50%, 11/01/2042	428	380
3.50%, 11/01/2042	1,188	1,055
3.50%, 12/01/2042	1,190	1,057
3.50%, 01/01/2043	3,060	2,715
3.50%, 03/01/2043	267	237
3.50%, 05/01/2043	101	89
3.50%, 06/01/2043	296	261
3.50%, 06/01/2043	587	521
3.50%, 07/01/2043	207	183
3.50%, 10/01/2043	87	77
3.50%, 05/01/2044	7,051	6,256
3.50%, 01/01/2045	5,805	5,153
3.50%, 06/01/2045	508	449
3.50%, 12/01/2045	1,402	1,232
3.50%, 01/01/2046	3,323	2,923
3.50%, 05/01/2046	901	791
3.50%, 07/01/2046	1,505	1,321
3.50%, 08/01/2046	3,160	2,784
3.50%, 12/01/2046	2,907	2,550
3.50%, 01/01/2047	1,108	974
3.50%, 07/01/2047	16,148	14,210
3.50%, 10/01/2047	2,512	2,203
3.50%, 03/01/2048	1,970	1,727
4.00%, 09/01/2040	228	209
4.00%, 11/01/2040	13	12
4.00%, 11/01/2040	587	538
4.00%, 12/01/2040	164	151
4.00%, 12/01/2040	360	330
4.00%, 12/01/2040	381	347
4.00%, 12/01/2040	431	395
4.00%, 12/01/2040	463	425

4.00%, 01/01/2041	375	342
4.00%, 10/01/2041	1,521	1,395
4.00%, 11/01/2041	5	4
4.00%, 01/01/2042	60	55
4.00%, 05/01/2042	6	5
4.00%, 06/01/2042	740	675
4.00%, 10/01/2042	38	34
4.00%, 01/01/2043	104	95
4.00%, 09/01/2043	2,649	2,429
4.00%, 11/01/2043	28	25
4.00%, 11/01/2043	51	47
4.00%, 12/01/2043	80	73
4.00%, 12/01/2043	156	143
4.00%, 12/01/2043	485	444
4.00%, 01/01/2044	65	59
4.00%, 01/01/2044	160	147
4.00%, 03/01/2044	832	762
4.00%, 10/01/2044	2,576	2,357
4.00%, 01/01/2045	128	117
4.00%, 10/01/2045	168	154
4.00%, 10/01/2045	2,418	2,196
4.00%, 11/01/2045	3,550	3,246
4.00%, 01/01/2046	1,688	1,537
4.00%, 05/01/2046	87	79
4.00%, 06/01/2046	3,603	3,293
4.00%, 08/01/2046	903	823
4.00%, 01/01/2047	5,385	4,912
4.00%, 06/01/2047	1,296	1,178
4.50%, 11/01/2035	4	4
4.50%, 07/01/2039	58	55
4.50%, 10/01/2039	550	520
4.50%, 11/01/2039	623	589
4.50%, 11/01/2039	880	832
4.50%, 05/01/2040	318	301
4.50%, 08/01/2040	128	121
4.50%, 09/01/2040	106	100
4.50%, 09/01/2040	407	385
4.50%, 03/01/2041	82	77
4.50%, 05/01/2041	726	687
4.50%, 08/01/2041	203	192
4.50%, 12/01/2043	2,501	2,366
4.50%, 03/01/2044	188	177
4.50%, 05/01/2044	272	255
4.50%, 07/01/2044	22	20
4.50%, 07/01/2044	98	92
4.50%, 09/01/2044	641	603
4.50%, 09/01/2046	1,168	1,098
4.50%, 10/01/2046	932	876
4.50%, 11/01/2046	4,711	4,457
4.50%, 07/01/2047	456	428
4.50%, 07/01/2047	473	446
4.50%, 11/01/2047	317	298
5.00%, 01/01/2034	11	10
5.00%, 06/01/2034	23	23
5.00%, 09/01/2034	42	42
5.00%, 03/01/2035	10	10
5.00%, 08/01/2035	448	436
5.00%, 03/01/2036	1,052	1,032
5.00%, 07/01/2036	1	1
5.00%, 11/01/2036	28	27
5.00%, 03/01/2037	66	65
5.00%, 06/01/2037	78	77
5.00%, 08/01/2037	78	76
5.00%, 02/01/2038	103	101
5.00%, 03/01/2038	27	26
5.00%, 03/01/2038	94	92
5.00%, 03/01/2038	115	112
5.00%, 03/01/2038	120	118
5.00%, 04/01/2038	62	61
5.00%, 09/01/2038	13	13
5.00%, 09/01/2038	75	73
5.00%, 11/01/2038	1	1
5.00%, 11/01/2038	24	24
5.00%, 12/01/2038(10)	0	0
5.00%, 12/01/2038	88	86
5.00%, 02/01/2039	179	175
5.00%, 05/01/2039	4	4
5.00%, 10/01/2039	200	196
5.00%, 01/01/2040	47	46
5.00%, 03/01/2040	86	84
5.00%, 03/01/2040	797	781
5.00%, 08/01/2040	118	116
5.00%, 04/01/2041	438	428
5.00%, 06/01/2041	192	186
5.00%, 12/01/2047	1,348	1,283
5.00%, 02/01/2048	595	573
5.50%, 02/01/2024(10)	0	0
5.50%, 01/01/2033	16	16
5.50%, 10/01/2033	16	16
5.50%, 07/01/2035	37	37

5.50%, 01/01/2036	8	8
5.50%, 12/01/2036	15	15
5.50%, 05/01/2038	23	22
5.50%, 08/01/2038	30	30
5.50%, 01/01/2039	1,177	1,172
5.50%, 03/01/2040	10	10
5.50%, 05/01/2040	774	773
5.50%, 08/01/2040	311	310
6.00%, 10/01/2029	4	4
6.00%, 12/01/2033	9	8
6.00%, 01/01/2034	13	13
6.00%, 11/01/2036	5	5
6.00%, 12/01/2036	3	3
6.00%, 12/01/2036	7	7
6.50%, 01/01/2028	9	9
6.50%, 06/01/2029	5	5
6.50%, 08/01/2029	47	47
6.50%, 11/01/2034	3	3
6.50%, 01/01/2035	40	41
6.50%, 12/01/2035	5	5
6.50%, 12/01/2035	28	29
6.50%, 11/01/2036	7	7
6.50%, 11/01/2036	77	77
6.50%, 11/01/2036	84	85
6.50%, 12/01/2036	58	59
6.50%, 12/01/2036	116	118
6.50%, 01/01/2037	3	3
6.50%, 01/01/2037	5	5
6.50%, 02/01/2037	7	7
6.50%, 06/01/2037	4	4
6.50%, 11/01/2037	21	22
6.50%, 03/01/2038	23	23
7.00%, 04/01/2026(10)	0	0
7.00%, 12/01/2028	9	9
7.00%, 07/01/2029	1	1
7.00%, 01/01/2031	13	13
7.00%, 07/01/2032	2	2
7.00%, 08/01/2032	3	3
7.00%, 02/01/2037	4	4
7.50%, 08/01/2025(10)	0	0
7.50%, 01/01/2032	28	29
7.50%, 12/01/2036	90	91
7.50%, 01/01/2038	13	14
7.50%, 01/01/2038	36	38
7.50%, 09/01/2038	15	15
8.00%, 08/01/2024(10)	0	0
8.00%, 11/01/2024(10)	0	0
8.50%, 07/01/2028	1	1
10.00%, 10/01/2030	1	1
Freddie Mac Multifamily Structured Pass-Through Certificates
0.81%, 12/25/2030, Series K124, Class X1(4)	40,539	1,630
1.31%, 10/25/2030, Series K120, Class XAM(4)	31,375	2,128
1.47%, 03/25/2026, Series K055, Class X1(4)	25,322	716
1.48%, 01/25/2030, Series K106, Class X1(4)	134,192	8,965
1.64%, 01/25/2030, Series K107, Class A2	1,890	1,537
1.68%, 05/25/2030, Series K111, Class X1(4)	28,009	2,236
1.89%, 01/25/2032, Series K138, Class AM	4,300	3,299
2.13%, 11/25/2031, Series K136, Class A2	14,260	11,340
2.40%, 03/25/2032, Series K142, Class A2	13,700	11,058
2.81%, 09/25/2024, Series KJ14, Class A2	2,770	2,722
2.92%, 06/25/2032, Series K146, Class A2	9,700	8,128
3.08%, 01/25/2031, Series K152, Class A2	4,126	3,599
3.12%, 06/25/2027, Series K066, Class A2	4,263	3,967
3.19%, 09/25/2027, Series K069, Class A2(4)	11,650	10,824
3.19%, 07/25/2027, Series K067, Class A2	9,215	8,590
3.24%, 04/25/2027, Series K065, Class A2	7,030	6,596
3.24%, 08/25/2027, Series K068, Class A2	13,296	12,436
3.30%, 11/25/2027, Series K070, Class A2(4)	4,589	4,277
3.33%, 05/25/2027, Series K065, Class AM	1,779	1,665
3.34%, 04/25/2028, Series W5FX, Class AFX(4)	3,315	3,053
3.51%, 03/25/2029, Series K091, Class A2	2,527	2,333
3.71%, 09/25/2032, Series K-150, Class A2(4)	11,105	9,871
3.80%, 10/25/2032, Series K-151, Class A2(4)	12,850	11,493
3.82%, 12/25/2032, Series K-153, Class A2(4)	10,300	9,213
3.85%, 06/25/2028, Series K078, Class A2	7,875	7,452
3.90%, 10/25/2033, Series K158, Class A3(4)	6,500	5,816
4.28%, 07/25/2030, Series K752, Class A2	8,425	7,964
Freddie Mac Non Gold Pool
3.83% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.58%, 1.58% Floor, 11.72% Cap), 12/01/2036(3)	45	44
3.89% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.64%, 1.64% Floor, 11.05% Cap), 11/01/2036(3)	23	23
3.94% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.69%, 1.69% Floor, 11.32% Cap), 12/01/2036(3)	4	4
3.97% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 11.05% Cap), 11/01/2036(3)	10	10
4.07% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 11.06% Cap), 02/01/2037(3)	8	8
4.16% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.78%, 1.78% Floor, 10.73% Cap), 01/01/2037(3)	17	17
4.17% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.92%, 1.93% Floor, 11.25% Cap), 12/01/2036(3)	25	25
4.30% (1 Year CMT Index + 2.11%, 2.11% Floor, 12.36% Cap), 01/01/2027(3)	1	1
4.31% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 10.09% Cap), 02/01/2036(3)	6	6
4.33% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.90%, 1.90% Floor, 11.34% Cap), 02/01/2037(3)	14	13
4.36% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.36% Cap), 12/01/2033(3)	9	9
4.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.88% Cap), 01/01/2035(3)	16	16

4.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.06% Cap), 01/01/2035(3)	52	52
4.38% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.13%, 2.13% Floor, 10.93% Cap), 12/01/2036(3)	1	1
4.45% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.20%, 2.20% Floor, 10.83% Cap), 10/01/2036(3)	13	12
4.48% (1 Year CMT Index + 2.36%, 2.36% Floor, 10.88% Cap), 10/01/2036(3)	11	11
4.54% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.04%, 2.04% Floor, 10.84% Cap), 03/01/2036(3)	31	31
4.54% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.68% Cap), 04/01/2030(3)(10)	0	0
4.55% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.04%, 2.04% Floor, 10.96% Cap), 05/01/2037(3)	25	25
4.61% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.62% Cap), 11/01/2036(3)	14	14
4.63% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.03%, 2.03% Floor, 11.07% Cap), 04/01/2038(3)	18	18
4.67% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.98%, 1.98% Floor, 10.62% Cap), 04/01/2037(3)	24	23
4.69% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 11.32% Cap), 10/01/2036(3)	12	11
4.71% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.37% Cap), 05/01/2033(3)	39	39
4.77% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.44%, 2.45% Floor, 12.07% Cap), 03/01/2037(3)	2	2
4.77% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.08% Cap), 02/01/2036(3)	20	20
4.80% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 9.14% Cap), 04/01/2034(3)	6	6
4.85% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.67% Cap), 09/01/2034(3)	36	36
4.91% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.12%, 2.12% Floor, 11.05% Cap), 05/01/2037(3)	2	2
4.94% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.10% Cap), 09/01/2032(3)	2	2
4.99% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 11.97% Cap), 12/01/2036(3)	95	96
5.00% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.87%, 1.87% Floor, 10.82% Cap), 05/01/2038(3)	3	3
5.10% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 11.61% Cap), 11/01/2036(3)	12	12
5.23% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.99%, 1.99% Floor, 10.89% Cap), 06/01/2036(3)	50	49
5.25% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.84%, 1.84% Floor, 9.14% Cap), 07/01/2040(3)	14	14
5.25% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.58% Cap), 05/01/2036(3)	10	10
5.26% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.66% Cap), 05/01/2036(3)	33	34
5.30% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.35% Cap), 07/01/2036(3)	16	16
5.48% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.95%, 1.95% Floor, 11.00% Cap), 06/01/2036(3)	58	58
5.52% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.33%, 2.33% Floor, 10.90% Cap), 05/01/2036(3)	5	5
5.53% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.35% Cap), 11/01/2036(3)	31	31
5.56% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.18%, 2.18% Floor, 11.08% Cap), 05/01/2037(3)	18	17
5.57% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.88%, 1.88% Floor, 11.17% Cap), 09/01/2036(3)	50	50
5.75% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.47%, 2.47% Floor, 11.60% Cap), 03/01/2036(3)	7	7
5.88% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.13% Cap), 07/01/2026(3)	1	1
5.92% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 11.29% Cap), 08/01/2035(3)	5	5
5.97% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.86% Cap), 07/01/2036(3)	9	9
6.00% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 11.75% Cap), 11/01/2037(3)	5	4
6.01% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.77%, 1.77% Floor, 11.29% Cap), 09/01/2036(3)	15	15
6.12% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.87%, 1.87% Floor, 11.99% Cap), 07/01/2037(3)	2	2
6.42% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 10.42% Cap), 01/01/2037(3)	5	5
6.50% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.76%, 1.77% Floor, 13.05% Cap), 10/01/2036(3)	50	51
6.60% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 11.81% Cap), 05/01/2037(3)	37	37
6.64% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.90%, 1.90% Floor, 12.39% Cap), 10/01/2036(3)	16	17
6.69% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 12.43% Cap), 05/01/2037(3)	6	6
6.77% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 12.39% Cap), 10/01/2036(3)	23	23
7.01% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 12.22% Cap), 05/01/2037(3)	25	25
7.21% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.79%, 1.79% Floor, 12.50% Cap), 07/01/2036(3)	20	21
7.37% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.62%, 1.62% Floor, 12.25% Cap), 08/01/2036(3)	18	18
7.40% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.84%, 1.84% Floor, 12.23% Cap), 03/01/2037(3)	28	29
7.46% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.79%, 1.79% Floor, 12.87% Cap), 08/01/2036(3)	17	17
7.52% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.14%, 2.14% Floor, 12.14% Cap), 12/01/2035(3)	8	8
7.77% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.11%, 2.11% Floor, 12.44% Cap), 02/01/2037(3)	24	24
Freddie Mac Pool
1.50%, 06/01/2037	2,830	2,358
1.50%, 12/01/2040	11,615	9,008
1.50%, 11/01/2050	7,439	5,352
1.80%, 11/01/2028	14,000	11,877
2.00%, 08/01/2035	4,954	4,266
2.00%, 06/01/2036	1,224	1,052
2.00%, 06/01/2036	1,999	1,718
2.00%, 12/01/2036	12,206	10,472
2.00%, 01/01/2037	11,175	9,668
2.00%, 06/01/2040	1,393	1,132
2.00%, 12/01/2041	9,433	7,475
2.00%, 12/01/2041	17,403	13,844
2.00%, 03/01/2042	11,922	9,506
2.00%, 09/01/2050	3,704	2,834
2.00%, 09/01/2050	5,307	4,064
2.00%, 11/01/2050	1,682	1,286
2.00%, 12/01/2050	1,535	1,174
2.00%, 02/01/2051	7,443	5,689
2.00%, 03/01/2051	5,198	3,971
2.00%, 05/01/2051	901	688
2.00%, 05/01/2051	8,059	6,227
2.00%, 05/01/2051	10,868	8,300
2.00%, 08/01/2051	5,086	3,883
2.00%, 08/01/2051	14,430	10,993
2.00%, 09/01/2051	8,739	6,734
2.00%, 11/01/2051	367	280
2.00%, 11/01/2051	425	324
2.00%, 11/01/2051	11,934	9,094
2.00%, 12/01/2051	3,438	2,625
2.00%, 12/01/2051	4,735	3,625
2.00%, 12/01/2051	16,298	12,417
2.00%, 02/01/2052	6,993	5,115
2.00%, 02/01/2052	17,272	13,223
2.00%, 02/01/2052	27,190	20,715
2.50%, 07/01/2035	372	329
2.50%, 12/01/2035	959	848
2.50%, 02/01/2042	10,213	8,418
2.50%, 07/01/2050	1,426	1,110

2.50%, 07/01/2050	13,998	11,208
2.50%, 07/01/2050	21,446	17,115
2.50%, 09/01/2050	835	668
2.50%, 10/01/2050	6,443	5,153
2.50%, 11/01/2050	2,052	1,641
2.50%, 02/01/2051	11,924	9,598
2.50%, 02/01/2051	12,299	9,925
2.50%, 02/01/2051	12,260	9,969
2.50%, 03/01/2051	614	495
2.50%, 04/01/2051	23,399	18,699
2.50%, 05/01/2051	6,597	5,256
2.50%, 05/01/2051	8,488	6,774
2.50%, 06/01/2051	1,347	1,074
2.50%, 07/01/2051	6,204	4,972
2.50%, 08/01/2051	6,743	5,383
2.50%, 09/01/2051	9,542	7,605
2.50%, 10/01/2051	2,376	1,889
2.50%, 11/01/2051	10,634	8,547
2.50%, 11/01/2051	12,638	10,165
2.50%, 11/01/2051	16,952	13,547
2.50%, 02/01/2052	3,345	2,673
2.50%, 02/01/2052	4,730	3,761
2.50%, 02/01/2052	6,987	5,575
2.50%, 04/01/2052	5,994	4,821
3.00%, 04/01/2032	8,261	7,678
3.00%, 05/01/2037	1,387	1,263
3.00%, 01/01/2046	7,472	6,388
3.00%, 06/01/2048	11,170	9,286
3.00%, 08/01/2048	2,225	1,873
3.00%, 02/01/2049	9,563	8,089
3.00%, 10/01/2049	1,294	1,081
3.00%, 11/01/2049	1,004	839
3.00%, 12/01/2049	449	376
3.00%, 01/01/2050	1,422	1,188
3.00%, 01/01/2050	1,444	1,209
3.00%, 01/01/2050	2,000	1,671
3.00%, 02/01/2050	220	185
3.00%, 02/01/2050	7,090	5,936
3.00%, 02/01/2050	9,980	8,332
3.00%, 04/01/2050	1,605	1,344
3.00%, 06/01/2050	606	505
3.00%, 06/01/2050	7,435	6,243
3.00%, 07/01/2050	4,694	3,929
3.00%, 09/01/2050	48	40
3.00%, 09/01/2050	1,059	890
3.00%, 03/01/2051	1,798	1,508
3.00%, 04/01/2051	12,204	10,151
3.00%, 06/01/2051	2,816	2,336
3.00%, 01/01/2052	8,468	7,038
3.00%, 02/01/2052	956	798
3.00%, 02/01/2052	7,341	6,080
3.00%, 02/01/2052	10,166	8,459
3.00%, 02/01/2052	22,619	18,735
3.00%, 08/01/2052	1,571	1,300
3.50%, 08/01/2035	3,537	3,260
3.50%, 02/01/2042	798	709
3.50%, 08/01/2044	1,993	1,757
3.50%, 10/01/2047	177	155
3.50%, 03/01/2048	3,768	3,299
3.50%, 10/01/2049	1,130	989
3.50%, 01/01/2051	10,987	9,613
3.50%, 04/01/2052	18,211	15,667
3.50%, 04/01/2052	31,035	27,015
3.50%, 06/01/2052	5,729	4,996
3.50%, 09/01/2052	261	225
3.70%, 06/01/2034	11,150	9,791
3.75%, 08/01/2032	15,000	13,371
4.00%, 02/01/2046	3,849	3,524
4.00%, 08/01/2048	115	104
4.00%, 01/01/2049	2,814	2,549
4.00%, 07/01/2049	9,125	8,297
4.00%, 05/01/2050	377	342
4.00%, 02/01/2051	3,448	3,095
4.00%, 06/01/2052	12,975	11,562
4.00%, 08/01/2052	15,794	14,072
4.00%, 09/01/2052	361	321
4.00%, 10/01/2052	12,386	11,048
4.50%, 06/01/2048	2,658	2,488
4.50%, 12/01/2048	3,109	2,901
4.50%, 09/01/2050	4,646	4,331
4.50%, 05/01/2052	913	838
4.50%, 07/01/2052	1,472	1,353
4.50%, 08/01/2052	61,166	56,189
4.50%, 11/01/2052	8,045	7,390
5.00%, 08/01/2038	11,079	10,799
5.00%, 07/01/2052	5,729	5,411
5.00%, 10/01/2052	3,491	3,296
5.50%, 11/01/2052	11,148	10,785
5.50%, 06/01/2053	7,484	7,236
6.00%, 12/01/2052	4,640	4,581

6.00%, 06/01/2053	7,751	7,654
6.50%, 09/01/2053	6,400	6,459
Freddie Mac Reference REMIC
6.00%, 04/15/2036, Series R006, Class ZA	131	133
6.00%, 05/15/2036, Series R007, Class ZA	175	177
Freddie Mac REMICS
0.00%, 02/15/2024, Series 1865, Class D(10)	0	0
0.00%, 05/15/2024, Series 2306, Class K(10)	0	0
0.00%, 09/15/2032, Series 3393, Class JO	449	383
0.00%, 12/15/2032, Series 2835, Class QO	8	7
0.00%, 07/15/2034, Series 3611, Class PO	48	40
0.00%, 02/15/2035, Series 2990, Class GO	15	13
0.00%, 04/15/2035, Series 3077, Class TO	8	7
0.00%, 08/15/2035, Series 3014, Class OD	4	3
0.00%, 09/15/2035, Series 3029, Class SO	12	10
0.00%, 02/15/2036, Series 3117, Class OG	8	6
0.00%, 02/15/2036, Series 3117, Class OK	11	9
0.00%, 02/15/2036, Series 3117, Class EO	12	10
0.00%, 02/15/2036, Series 3117, Class AO	23	21
0.00%, 03/15/2036, Series 3134, Class PO	3	3
0.00%, 03/15/2036, Series 3122, Class OP	13	12
0.00%, 03/15/2036, Series 3122, Class OH	14	12
0.00%, 04/15/2036, Series 3138, Class PO	16	13
0.00%, 04/15/2036, Series 3607, Class AO	30	24
0.00%, 04/15/2036, Series 3147, Class PO	27	24
0.00%, 04/15/2036, Series 3607, Class BO	54	45
0.00%, 05/15/2036, Series 3233, Class OP	4	3
0.00%, 05/15/2036, Series 3149, Class SO	9	7
0.00%, 05/15/2036, Series 3151, Class PO	18	14
0.00%, 05/15/2036, Series 3153, Class EO	23	19
0.00%, 06/15/2036, Series 3171, Class MO	32	28
0.00%, 07/15/2036, Series 3179, Class OA	10	8
0.00%, 08/15/2036, Series 3200, Class PO	18	14
0.00%, 09/15/2036, Series 3218, Class AO	8	6
0.00%, 09/15/2036, Series 3213, Class OA	9	7
0.00%, 10/15/2036, Series 3225, Class EO	19	15
0.00%, 12/15/2036, Series 3256, Class PO	11	8
0.00%, 01/15/2037, Series 3261, Class OA	10	8
0.00%, 02/15/2037, Series 3274, Class JO	3	2
0.00%, 02/15/2037, Series 3510, Class OD	26	21
0.00%, 03/15/2037, Series 3286, Class PO	1	1
0.00%, 04/15/2037, Series 3373, Class TO	11	9
0.00%, 05/15/2037, Series 3318, Class AO(10)	0	0
0.00%, 05/15/2037, Series 3316, Class PO	19	15
0.00%, 05/15/2037, Series 3607, Class PO	108	85
0.00%, 06/15/2037, Series 3326, Class JO	2	1
0.00%, 06/15/2037, Series 3331, Class PO	10	8
0.00%, 07/15/2037, Series 3607, Class OP	157	125
0.00%, 09/15/2037, Series 3365, Class PO	16	13
0.00%, 10/15/2039, Series 3607, Class TO	51	40
0.00%, 01/15/2040, Series 3802, Class LS(4)	260	12
0.00%, 01/15/2040, Series 3621, Class BO	45	37
0.00% (30-day Average SOFR + 17.12%, 17.50% Cap), 02/15/2040, Series 3632, Class BS(3)(9)	135	122
0.00%, 10/15/2049, Series 3582, Class PO	209	175
0.00% (30-day Average SOFR + 3.55%, 3.55% Cap), 10/25/2050, Series 5021, Class SB(3)(9)	13,945	286
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 05/25/2052, Series 5222, Class SA(3)(9)	2,057	33
0.42% (30-day Average SOFR + 5.74%, 5.85% Cap), 08/15/2038, Series 3481, Class SJ(3)(9)	91	5
0.57% (30-day Average SOFR + 5.89%, 6.00% Cap), 01/15/2038, Series 3404, Class SC(3)(9)	143	7
0.57% (30-day Average SOFR + 5.89%, 6.00% Cap), 02/15/2039, Series 3511, Class SA(3)(9)	40	2
0.57% (30-day Average SOFR + 5.89%, 6.00% Cap), 10/15/2040, Series 3740, Class SB(3)(9)	115	5
0.57% (30-day Average SOFR + 5.89%, 6.00% Cap), 10/15/2040, Series 3740, Class SC(3)(9)	102	7
0.67% (30-day Average SOFR + 5.99%, 6.10% Cap), 05/15/2039, Series 3531, Class SM(3)(9)(10)	6	0
0.71% (30-day Average SOFR + 6.03%, 6.14% Cap), 01/15/2037, Series 3260, Class CS(3)(9)	17	1
0.77% (30-day Average SOFR + 6.09%, 6.20% Cap), 06/15/2038, Series 3455, Class SE(3)(9)	66	5
0.82% (30-day Average SOFR + 6.14%, 6.25% Cap), 12/15/2039, Series 3608, Class SC(3)(9)	36	2
0.87% (30-day Average SOFR + 6.19%, 6.30% Cap), 05/15/2039, Series 3531, Class SA(3)(9)	55	1
0.99% (30-day Average SOFR + 6.31%, 6.42% Cap), 11/15/2037, Series 3387, Class SA(3)(9)	127	7
1.02% (30-day Average SOFR + 6.34%, 6.45% Cap), 03/15/2037, Series 3290, Class SB(3)(9)	33	2
1.02% (30-day Average SOFR + 6.34%, 6.45% Cap), 11/15/2037, Series 3383, Class SA(3)(9)	74	6
1.17% (30-day Average SOFR + 6.49%, 6.60% Cap), 07/15/2037, Series 3344, Class SL(3)(9)	18	1
1.22% (30-day Average SOFR + 6.54%, 6.65% Cap), 08/15/2036, Series 3202, Class HI(3)(9)	230	16
1.27% (30-day Average SOFR + 6.59%, 6.70% Cap), 10/15/2036, Series 3232, Class ST(3)(9)	29	2
1.37% (30-day Average SOFR + 6.69%, 6.80% Cap), 04/15/2038, Series 3424, Class PI(3)(9)	72	6
1.67% (30-day Average SOFR + 6.99%, 7.10% Cap), 07/15/2036, Series 3194, Class SA(3)(9)(10)	5	0
1.91% (30-day Average SOFR + 19.62%, 20.00% Cap), 11/15/2035, Series 3064, Class SG(3)(9)	15	15
2.00%, 12/25/2051, Series 5190, Class EC	8,006	6,699
2.00%, 02/25/2052, Series 5197, Class EA	8,106	6,758
2.43% (30-day Average SOFR + 13.06%, 13.29% Cap), 07/15/2033, Series 2692, Class SC(3)(9)	12	12
2.52% (30-day Average SOFR + 7.84%, 7.95% Cap), 03/15/2032, Series 2444, Class ES(3)(9)	11	1
2.57% (30-day Average SOFR + 7.89%, 8.00% Cap), 02/15/2032, Series 2475, Class S(3)(9)	29	2
2.57% (30-day Average SOFR + 7.89%, 8.00% Cap), 03/15/2032, Series 2450, Class SW(3)(9)	7	1
3.00%, 08/15/2033, Series 4238, Class WY	239	221
3.00%, 06/15/2043, Series 4217, Class KY	206	169
3.00%, 12/15/2047, Series 4740, Class P	1,029	882
3.00%, 10/25/2050, Series 5019, Class IP	2,004	305
3.02% (30-day Average SOFR + 16.73%, 17.03% Cap), 06/15/2035, Series 2990, Class WP(3)(9)(10)	0	0
3.13% (30-day Average SOFR + 7.91%, 8.01% Cap), 10/15/2033, Series 2733, Class SB(3)(9)	230	209
3.22% (30-day Average SOFR + 8.54%, 8.65% Cap), 02/15/2032, Series 2410, Class QX(3)(9)(10)	5	0
3.31% (30-day Average SOFR + 16.59%, 16.88% Cap), 08/15/2025, Series 3022, Class SX(3)(9)	1	1
3.40% (10 Year CMT Index + -0.85%, 10.00% Cap), 03/15/2024, Series 1709, Class FA(3)(10)	0	0

3.50%, 01/15/2026, Series 3793, Class AB	254	248
3.50%, 01/15/2042, Series 3989, Class JW	1,262	1,130
3.50%, 09/25/2044, Series 5230, Class DM	15,441	14,246
3.50%, 02/15/2047, Series 4661, Class KZ	12,530	10,756
3.50%, 08/15/2047, Series 4710, Class KZ	16,569	14,219
3.50%, 11/15/2047, Series 4739, Class Z	1,869	1,642
3.50%, 12/15/2047, Series 4746, Class ZN	5,748	5,051
3.50%, 01/25/2051, Series 5228, Class BH	5,850	5,417
3.50%, 10/15/2053, Series 4821, Class MA	2,068	1,956
3.73% (30-day Average SOFR + 69.23%, 9.00% Cap), 03/15/2037, Series 3443, Class SY(3)(9)	9	9
3.88% (30-day Average SOFR + 17.16%, 17.45% Cap), 02/15/2038, Series 3422, Class SE(3)(9)	6	6
3.97% (30-day Average SOFR + 33.20%, 33.83% Cap), 04/15/2025, Series 2967, Class S(3)(9)	1	1
4.00%, 12/15/2024, Series 3614, Class QB	14	14
4.00%, 11/15/2041, Series 3957, Class B	121	112
4.00%, 12/15/2041, Series 3966, Class NA	119	111
4.00%, 11/25/2051, Series 5249, Class AB	8,181	7,652
4.09% (30-day Average SOFR + 6.74%, 4.00% Floor, 6.80% Cap), 07/15/2033, Series 2642, Class SL(3)(9)(10)	0	0
4.15% (30-day Average SOFR + 27.52%, 28.03% Cap), 10/15/2025, Series 3051, Class DP(3)(9)	3	3
4.28% (30-day Average SOFR + 27.66%, 28.16% Cap), 02/15/2035, Series 2929, Class MS(3)(9)	20	17
4.50%, 06/15/2025, Series 3684, Class CY	51	51
4.50%, 12/15/2039, Series 3610, Class CA	1,364	1,292
4.50%, 05/15/2041, Series 3852, Class CE	364	346
4.50%, 09/15/2043, Series 4247, Class AY	1,000	904
4.56% (30-day Average SOFR + 16.25%, 16.50% Cap), 11/15/2033, Series 2780, Class SY(3)(9)	5	5
4.66% (30-day Average SOFR + 24.15%, 24.57% Cap), 01/15/2036, Series 3102, Class HS(3)(9)	2	2
4.74% (30-day Average SOFR + 19.35%, 19.66% Cap), 06/15/2036, Series 3523, Class SD(3)(9)	11	10
4.80%, 02/15/2039, Series 3546, Class A(4)	30	30
4.81% (30-day Average SOFR + 14.55%, 14.76% Cap), 09/15/2033, Series 2671, Class S(3)(9)	9	9
4.84% (30-day Average SOFR + 0.51%, 0.40% Floor), 07/15/2037, Series 4048, Class FJ(3)	245	236
4.90% (30-day Average SOFR + 14.64%, 14.85% Cap), 06/15/2033, Series 2631, Class SA(3)(9)	30	31
5.00%, 11/15/2023, Series 2709, Class PG	1	1
5.00%, 12/15/2023, Series 2720, Class PC(10)	0	0
5.00%, 12/15/2024, Series 2903, Class Z	2	2
5.00%, 04/15/2030, Series 3654, Class DC	455	447
5.00%, 07/15/2033, Series 2653, Class PZ	151	147
5.00%, 01/15/2034, Series 3920, Class LP	111	108
5.00%, 12/15/2040, Series 3770, Class ZB	620	603
5.00%, 05/15/2041, Series 3860, Class PZ	1,230	1,197
5.11% (30-day Average SOFR + 22.38%, 22.75% Cap), 10/15/2023, Series 1602, Class SA(3)(9)(10)	0	0
5.24% (30-day Average SOFR + 15.87%, 16.10% Cap), 02/15/2032, Series 2412, Class SP(3)(9)	14	14
5.39% (30-day Average SOFR + 19.20%, 19.50% Cap), 02/15/2032, Series 2410, Class QS(3)(9)	15	16
5.50%, 02/15/2034, Series 2744, Class PE(10)	0	0
5.50%, 08/15/2036, Series 3645, Class KZ	25	24
5.50%, 08/15/2036, Series 3200, Class AY	70	69
5.50%, 03/15/2038, Series 3423, Class PB	190	188
5.50%, 05/15/2038, Series 3453, Class B	9	9
5.50%, 01/15/2039, Series 3501, Class CB	80	79
5.50% (30-day Average SOFR + 26.80%, 5.50% Cap), 05/15/2041, Series 3852, Class QN(3)(9)	77	71
5.50% (30-day Average SOFR + 27.08%, 5.50% Cap), 05/15/2041, Series 3852, Class TP(3)(9)	194	189
5.57% (30-day Average SOFR + 18.33%, 18.60% Cap), 12/15/2032, Series 2571, Class SY(3)(9)	11	10
5.65%, 10/15/2038, Series 3895, Class WA(4)	33	33
5.73% (30-day Average SOFR + 0.41%, 0.30% Floor, 6.50% Cap), 06/15/2035, Series 2988, Class AF(3)	40	38
5.83% (30-day Average SOFR + 0.51%, 0.40% Floor, 6.50% Cap), 05/15/2035, Series 2981, Class FA(3)	22	22
5.83% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 10/15/2041, Series 4048, Class FB(3)	193	190
5.83% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 09/15/2042, Series 4106, Class DF(3)	262	255
5.87% (30-day Average SOFR + 0.55%, 0.44% Floor, 6.50% Cap), 02/15/2037, Series 3275, Class FL(3)	15	14
5.88% (30-day Average SOFR + 0.56%, 0.45% Floor, 7.00% Cap), 08/15/2042, Series 4091, Class TF(3)	883	863
5.93% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 03/15/2042, Series 4012, Class FN(3)	357	350
5.93% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 07/15/2042, Series 4077, Class FB(3)	151	146
5.98% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 12/15/2040, Series 3996, Class XF(3)	196	195
5.98% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 03/15/2041, Series 4013, Class QF(3)	197	195
6.00%, 11/15/2023, Series 1642, Class PJ(10)	0	0
6.00%, 06/15/2024, Series 1737, Class L(10)	0	0
6.00%, 05/15/2027, Series 1981, Class Z	3	3
6.00%, 07/15/2028, Series 2070, Class C	4	4
6.00%, 09/15/2028, Series 2086, Class GB	1	1
6.00%, 11/15/2028, Series 2095, Class PE	9	9
6.00%, 12/15/2028, Series 2106, Class ZD	20	20
6.00%, 01/15/2029, Series 2110, Class PG	25	25
6.00%, 02/15/2029, Series 2125, Class JZ	6	6
6.00%, 09/15/2032, Series 2500, Class MC	20	20
6.00%, 12/15/2032, Series 2544, Class HC	15	15
6.00%, 12/15/2032, Series 2543, Class YX	38	38
6.00%, 01/15/2033, Series 2552, Class ME	23	24
6.00%, 02/15/2033, Series 2567, Class QD	22	22
6.00%, 02/15/2033, Series 2575, Class ME	94	94
6.00%, 03/15/2033, Series 2596, Class QG	14	14
6.00%, 05/15/2034, Series 2802, Class OH	30	30
6.00%, 04/15/2035, Series 2968, Class EH	495	490
6.00%, 01/15/2036, Series 3101, Class UZ	55	55
6.00%, 03/15/2036, Series 3122, Class ZB	3	3
6.00%, 04/15/2036, Series 3219, Class DI	28	5
6.00%, 04/15/2036, Series 3137, Class XP	39	40
6.00%, 04/15/2036, Series 3819, Class ZQ	285	286
6.00%, 06/15/2036, Series 3164, Class MG	7	7
6.00%, 02/15/2037, Series 3274, Class B	23	22
6.00%, 04/15/2037, Series 3302, Class UT	27	27
6.00%, 05/15/2037, Series 3315, Class HZ	21	20
6.00%, 06/15/2038, Series 3461, Class LZ	7	7
6.00%, 06/15/2038, Series 3461, Class Z	162	160

6.03% (30-day Average SOFR + 0.71%, 0.60% Floor, 9.00% Cap), 03/15/2024, Series 1699, Class FC(3)(10)	0	0
6.03% (30-day Average SOFR + 0.71%, 0.60% Floor, 8.50% Cap), 01/15/2029, Series 2388, Class FB(3)	4	4
6.03% (30-day Average SOFR + 0.71%, 0.60% Floor, 9.50% Cap), 12/15/2033, Series 2722, Class PF(3)	79	78
6.03% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 09/15/2037, Series 3371, Class FA(3)	8	8
6.11% (30-day Average SOFR + 0.79%, 0.68% Floor, 7.00% Cap), 11/15/2037, Series 3386, Class KF(3)	263	261
6.13% (30-day Average SOFR + 0.81%, 0.70% Floor, 9.00% Cap), 02/15/2027, Series 1935, Class FL(3)(10)	0	0
6.18% (30-day Average SOFR + 0.86%, 0.75% Floor, 8.50% Cap), 12/15/2032, Series 2571, Class FY(3)	18	18
6.23% (30-day Average SOFR + 0.91%, 0.80% Floor, 7.50% Cap), 08/15/2035, Series 3085, Class WF(3)	23	23
6.25%, 10/15/2023, Series 1591, Class PV(10)	0	0
6.25%, 08/15/2028, Series 2075, Class PM	12	12
6.25%, 02/15/2029, Series 2126, Class CB	22	22
6.33% (30-day Average SOFR + 1.01%, 0.90% Floor, 9.00% Cap), 02/15/2032, Series 2418, Class FO(3)	14	14
6.35% (10 Year CMT Index + 10.60%, 10.00% Cap), 05/15/2024, Series 2306, Class SE(3)(9)(10)	0	0
6.38%, 02/15/2032, Series 2410, Class OE	1	1
6.50%, 12/15/2023, Series 1983, Class Z(10)	0	0
6.50%, 12/15/2023, Series 2283, Class K(10)	0	0
6.50%, 03/15/2026, Series 1829, Class ZB(10)	0	0
6.50%, 07/15/2026, Series 1863, Class Z(10)	0	0
6.50%, 01/15/2027, Series 1927, Class ZA	2	2
6.50%, 12/15/2027, Series 2019, Class Z	3	3
6.50%, 06/15/2028, Series 2063, Class PG	5	5
6.50%, 08/15/2028, Series 2075, Class PH	11	11
6.50%, 05/15/2031, Series 2313, Class LA	2	2
6.50%, 08/15/2031, Series 2351, Class PZ	6	6
6.50%, 08/15/2031, Series 2345, Class NE	6	6
6.50%, 08/15/2031, Series 2344, Class ZJ	8	9
6.50%, 08/15/2031, Series 2344, Class ZD	66	66
6.50%, 10/15/2031, Series 2367, Class ME	8	8
6.50%, 01/15/2032, Series 2399, Class OH	8	8
6.50%, 01/15/2032, Series 2399, Class TH	9	10
6.50%, 02/15/2032, Series 2410, Class NG	11	11
6.50%, 02/15/2032, Series 2420, Class XK	15	15
6.50%, 03/15/2032, Series 2430, Class WF	17	17
6.50%, 03/15/2032, Series 2423, Class TB	19	19
6.50%, 04/15/2032, Series 2441, Class GF	4	4
6.50%, 04/15/2032, Series 2435, Class CJ	26	26
6.50%, 04/15/2032, Series 2434, Class ZA	29	29
6.50%, 05/15/2032, Series 2455, Class GK	14	14
6.50%, 06/15/2032, Series 2466, Class DH	5	5
6.50%, 06/15/2032, Series 2458, Class ZM	10	10
6.50%, 06/15/2032, Series 2466, Class PH	16	17
6.50%, 07/15/2032, Series 2474, Class NR	15	15
6.50%, 07/15/2032, Series 2484, Class LZ	19	19
6.50%, 03/15/2033, Series 2586, Class WI	9	1
6.50%, 07/15/2036, Series 3195, Class PD	27	27
6.50%, 07/15/2036, Series 3181, Class AZ	32	33
6.63% (30-day Average SOFR + 1.31%, 1.20% Floor, 7.00% Cap), 07/15/2039, Series 3549, Class FA(3)	6	6
7.00%, 01/15/2024, Series 1658, Class GZ(10)	0	0
7.00%, 02/15/2024, Series 1671, Class L(10)	0	0
7.00%, 03/15/2024, Series 1695, Class EB(10)	0	0
7.00%, 03/15/2024, Series 1706, Class K(10)	0	0
7.00%, 03/15/2028, Series 2038, Class PN(10)	3	0
7.00%, 06/15/2028, Series 2064, Class TE	1	1
7.00%, 10/15/2028, Series 2089, Class PJ(10)	4	0
7.00%, 04/15/2029, Series 2141, Class IO(10)	0	0
7.00%, 06/15/2029, Series 2169, Class TB	22	22
7.00%, 07/15/2029, Series 2172, Class QC	13	13
7.00%, 08/15/2029, Series 2176, Class OJ	6	7
7.00%, 01/15/2030, Series 2208, Class PG	12	12
7.00%, 10/15/2030, Series 2259, Class ZM	10	10
7.00%, 03/15/2031, Series 2296, Class PD	7	7
7.00%, 06/15/2031, Series 2325, Class PM	4	4
7.00%, 07/15/2031, Series 2332, Class ZH	11	12
7.00%, 03/15/2032, Series 2423, Class MC	10	10
7.00%, 03/15/2032, Series 2423, Class MT	12	13
7.00%, 04/15/2032, Series 2436, Class MC	5	6
7.00%, 04/15/2032, Series 2434, Class TC	23	23
7.00%, 05/15/2032, Series 2450, Class GZ	13	14
7.00%, 12/15/2036, Series 3704, Class CT	549	567
7.03% (30-day Average SOFR + 10.13%, 19.24% Cap), 02/15/2024, Series 1686, Class SH(3)(9)(10)	0	0
7.04% (30-day Average SOFR + 30.05%, 30.55% Cap), 03/15/2029, Series 2132, Class SB(3)(9)	1	1
7.25%, 07/15/2027, Series 1970, Class PG(10)	0	0
7.25%, 09/15/2030, Series 2256, Class MC	6	7
7.25%, 12/15/2030, Series 2271, Class PC	9	10
7.50%, 04/15/2024, Series 1720, Class PL(10)	0	0
7.50%, 08/15/2024, Series 1745, Class D	1	1
7.50%, 09/15/2026, Series 1890, Class H	1	1
7.50%, 01/15/2027, Series 1963, Class Z	2	2
7.50%, 01/15/2027, Series 1927, Class PH	5	5
7.50%, 09/15/2027, Series 1987, Class PE	2	2
7.50%, 03/15/2028, Series 2040, Class PE	8	8
7.50%, 05/15/2028, Series 2054, Class PV	3	3
7.50%, 06/15/2029, Series 2163, Class PC(10)	2	0
7.50%, 11/15/2029, Series 2196, Class TL(10)	0	0
7.50%, 05/15/2030, Series 2234, Class PZ	3	3
7.50%, 08/15/2030, Series 2247, Class Z	4	4
7.50%, 10/15/2030, Series 2262, Class Z	1	1
7.50%, 11/15/2036, Series 3704, Class DT	239	249
7.50%, 12/15/2036, Series 3704, Class ET	195	205
7.54%, 11/15/2046, Series 3688, Class GT(4)	272	286

7.65% (30-day Average SOFR + 2.33%, 8.32% Cap), 07/15/2034, Series 3305, Class MG(3)	19	19
8.00%, 09/15/2026, Series 1899, Class ZE	2	2
8.00%, 11/15/2029, Series 2201, Class C	4	4
8.00%, 01/15/2030, Series 2209, Class TC	3	3
8.00%, 01/15/2030, Series 2210, Class Z	13	14
8.00%, 03/15/2030, Series 2224, Class CB	3	3
8.00%, 04/15/2030, Series 2230, Class Z	4	4
8.50%, 06/15/2031, Series 2359, Class ZB	11	11
10.00% (ECOFIN + 44.15%, 10.00% Cap), 02/15/2024, Series 1671, Class QC(3)(9)(10)	0	0
18.45% (ECOFIN + 31.43%, 31.43% Cap), 03/15/2024, Series 2033, Class SN(3)(9)(10)	0	0
Freddie Mac STACR REMIC Trust 2021-DNA3
7.41% (30-day Average SOFR + 2.10%), 10/25/2033, Series 2021-DNA3, Class M2(1)(3)	10,610	10,628
Freddie Mac STACR REMIC Trust 2021-DNA5
6.96% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2(1)(3)	791	791
Freddie Mac STACR REMIC Trust 2021-DNA7
6.16% (30-day Average SOFR + 0.85%), 11/25/2041, Series 2021-DNA7, Class M1(1)(3)	288	285
Freddie Mac STACR REMIC Trust 2021-HQA3
6.16% (30-day Average SOFR + 0.85%), 09/25/2041, Series 2021-HQA3, Class M1(1)(3)	20,517	20,062
Freddie Mac STACR REMIC Trust 2022-DNA1
6.31% (30-day Average SOFR + 1.00%), 01/25/2042, Series 2022-DNA1, Class M1A(1)(3)	5,698	5,644
Freddie Mac STACR REMIC Trust 2022-DNA2
6.61% (30-day Average SOFR + 1.30%), 02/25/2042, Series 2022-DNA2, Class M1A(1)(3)	3,645	3,636
Freddie Mac STACR REMIC Trust 2022-DNA6
7.46% (30-day Average SOFR + 2.15%), 09/25/2042, Series 2022-DNA6, Class M1A(1)(3)	1,959	1,978
Freddie Mac STACR REMIC Trust 2022-DNA7
7.81% (30-day Average SOFR + 2.50%), 03/25/2052, Series 2022-DNA7, Class M1A(1)(3)	5,649	5,738
Freddie Mac Strips
0.00%, 04/01/2028, Series 197, Class PO	18	16
0.00%, 09/15/2043, Series 310, Class PO	373	266
2.27% (30-day Average SOFR + 7.59%, 7.70% Cap), 08/15/2036, Series 239, Class S30(3)(9)	154	17
3.00%, 08/15/2042, Series 267, Class 30	552	482
3.00%, 01/15/2043, Series 299, Class 300	118	103
3.50%, 07/15/2042, Series 262, Class 35	2,102	1,895
5.00%, 09/15/2035, Series 233, Class 12	44	7
5.00%, 09/15/2035, Series 233, Class 11	51	10
5.00%, 09/15/2035, Series 233, Class 13	82	14
5.93% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 08/15/2042, Series 270, Class F1(3)	409	396
5.98% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 07/15/2042, Series 264, Class F1(3)	705	682
5.98% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/15/2042, Series 272, Class F2(3)	371	361
Freddie Mac Structured Pass-Through Certificates
0.00%, 07/25/2043, Series T-57, Class 1AP	12	9
0.00%, 09/25/2043, Series T-58, Class APO	13	10
0.00%, 10/25/2043, Series T-59, Class 1AP	15	7
2.33%, 10/25/2037, Series T-76, Class 2A(4)	615	568
4.37%, 07/25/2032, Series T-41, Class 3A(4)	36	34
4.42%, 07/25/2033, Series T-48, Class 1A(4)	106	99
5.23%, 05/25/2043, Series T-56, Class A5	364	334
5.83% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044, Series T-62, Class 1A1(3)	227	205
6.50%, 02/25/2043, Series T-54, Class 2A	172	171
7.00%, 02/25/2043, Series T-54, Class 3A	55	56
7.00%, 10/25/2043, Series T-59, Class 1A2	184	184
7.50%, 02/25/2042, Series T-42, Class A5	146	146
7.50%, 08/25/2042, Series T-51, Class 2A(4)	30	28
7.50%, 07/25/2043, Series T-57, Class 1A3	34	36
7.50%, 09/25/2043, Series T-58, Class 4A	190	190
FREMF 2014-K40 Mortgage Trust
4.19%, 11/25/2047, Series 2014-K40, Class C(1)(4)	2,273	2,213
FREMF 2014-K41 Mortgage Trust
3.96%, 11/25/2047, Series 2014-K41, Class C(1)(4)	6,000	5,797
FREMF 2015-K44 Mortgage Trust
3.85%, 01/25/2048, Series 2015-K44, Class B(1)(4)	3,510	3,387
FREMF 2015-K45 Mortgage Trust
3.73%, 04/25/2048, Series 2015-K45, Class B(1)(4)	2,135	2,050
FREMF 2015-K49 Mortgage Trust
3.85%, 10/25/2048, Series 2015-K49, Class C(1)(4)	4,000	3,797
FREMF 2015-K51 Mortgage Trust
4.09%, 10/25/2048, Series 2015-K51, Class C(1)(4)	1,500	1,424
FREMF 2016-K52 Mortgage Trust
4.07%, 01/25/2049, Series 2016-K52, Class B(1)(4)	4,750	4,519
FREMF 2016-K59 Mortgage Trust
3.70%, 11/25/2049, Series 2016-K59, Class B(1)(4)	2,450	2,279
FREMF 2017-KGS1 Mortgage Trust
7.93% (30-day Average SOFR + 2.61%, 2.50% Floor), 10/25/2027, Series 2017-KGL1, Class BFL(1)(3)	4,424	4,217
FREMF 2019-K92 Mortgage Trust
4.34%, 05/25/2052, Series 2019-K92, Class B(1)(4)	6,595	5,999
Ginnie Mae
0.00%, 06/16/2033, Series 2003-52, Class AP	16	15
0.00%, 06/20/2034, Series 2004-46, Class PO	29	26
0.00%, 08/20/2035, Series 2010-14, Class CO	66	56
0.00%, 10/20/2035, Series 2005-82, Class PO	16	13
0.00%, 11/20/2035, Series 2010-14, Class BO	23	18
0.00%, 03/20/2036, Series 2006-16, Class OP	20	16
0.00%, 05/20/2036, Series 2006-22, Class AO	27	24
0.00%, 07/20/2036, Series 2006-34, Class PO	4	3
0.00%, 03/20/2037, Series 2007-57, Class PO	18	17
0.00%, 04/16/2037, Series 2007-17, Class JO	39	32
0.00%, 05/20/2037, Series 2007-28, Class BO	5	5
0.00%, 06/16/2037, Series 2007-36, Class HO	9	9
0.00%, 06/16/2037, Series 2007-35, Class PO	100	83
0.00%, 11/16/2037, Series 2009-79, Class OK	104	87

0.00%, 01/20/2038, Series 2008-1, Class PO	4	3
0.00%, 12/20/2040, Series 2010-157, Class OP	211	170
0.00% (1 Month Term SOFR + 3.25%, 0.02% Cap), 01/20/2050, Series 2021-165, Class ST(3)(9)(10)	2,635	0
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-46, Class S(3)(9)	4,357	37
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-51, Class SC(3)(9)	20,246	321
0.00% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-68, Class SP(3)(9)	5,393	57
0.00% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-66, Class SB(3)(9)	6,847	78
0.00% (30-day Average SOFR + 3.75%, 3.75% Cap), 04/20/2052, Series 2022-78, Class SB(3)(9)	11,818	118
0.00% (30-day Average SOFR + 3.60%, 3.60% Cap), 04/20/2052, Series 2022-78, Class MS(3)(9)	17,883	148
0.00% (30-day Average SOFR + 3.65%, 3.65% Cap), 05/20/2052, Series 2022-93, Class GS(3)(9)	4,105	58
0.00% (30-day Average SOFR + 3.95%, 3.95% Cap), 07/20/2052, Series 2022-133, Class SA(3)(9)	9,015	110
0.00% (30-day Average SOFR + 3.76%, 3.76% Cap), 07/20/2052, Series 2022-126, Class CS(3)(9)	24,629	245
0.00% (30-day Average SOFR + 3.60%, 3.60% Cap), 08/20/2052, Series 2022-148, Class DS(3)(9)	9,145	91
0.26% (1 Month Term SOFR + 5.59%, 5.70% Cap), 12/20/2038, Series 2008-93, Class AS(3)(9)	101	4
0.43%, 06/20/2067, Series 2017-H14, Class XI(4)	7,567	258
0.46% (1 Month Term SOFR + 5.79%, 5.90% Cap), 09/20/2038, Series 2008-76, Class US(3)(9)	90	2
0.51% (1 Month Term SOFR + 5.84%, 5.95% Cap), 02/20/2039, Series 2009-10, Class SA(3)(9)	70	2
0.51% (1 Month Term SOFR + 5.84%, 5.95% Cap), 06/20/2039, Series 2009-43, Class SA(3)(9)	69	2
0.56% (1 Month Term SOFR + 5.89%, 6.00% Cap), 11/20/2037, Series 2007-73, Class MI(3)(9)	66	1
0.56% (1 Month Term SOFR + 5.89%, 6.00% Cap), 02/20/2038, Series 2009-106, Class ST(3)(9)	537	19
0.56% (1 Month Term SOFR + 5.89%, 6.00% Cap), 08/20/2038, Series 2008-71, Class SC(3)(9)(10)	25	0
0.56% (1 Month Term SOFR + 5.89%, 6.00% Cap), 12/20/2038, Series 2008-96, Class SL(3)(9)	55	1
0.60% (1 Month Term SOFR + 5.93%, 6.04% Cap), 02/20/2039, Series 2009-6, Class SH(3)(9)(10)	43	0
0.64% (1 Month Term SOFR + 5.97%, 6.08% Cap), 11/20/2034, Series 2004-96, Class SC(3)(9)(10)	103	0
0.64% (1 Month Term SOFR + 5.97%, 6.08% Cap), 06/20/2039, Series 2009-42, Class SC(3)(9)	93	5
0.65% (1 Month Term SOFR + 5.98%, 6.09% Cap), 09/20/2039, Series 2009-81, Class SB(3)(9)	185	11
0.65% (1 Month Term SOFR + 5.99%, 6.10% Cap), 02/16/2039, Series 2009-6, Class SA(3)(9)(10)	35	0
0.65% (1 Month Term SOFR + 5.99%, 6.10% Cap), 07/16/2039, Series 2009-64, Class SN(3)(9)	87	3
0.66% (1 Month Term SOFR + 5.99%, 6.10% Cap), 10/20/2034, Series 2004-90, Class SI(3)(9)	170	7
0.70% (1 Month Term SOFR + 6.04%, 6.15% Cap), 02/16/2039, Series 2009-11, Class SC(3)(9)	47	1
0.71% (1 Month Term SOFR + 6.04%, 6.15% Cap), 07/20/2038, Series 2008-60, Class CS(3)(9)	74	1
0.76% (1 Month Term SOFR + 6.09%, 6.20% Cap), 03/20/2037, Series 2007-9, Class CI(3)(9)	72	3
0.76% (1 Month Term SOFR + 6.09%, 6.20% Cap), 04/20/2037, Series 2007-19, Class SD(3)(9)	36	1
0.76% (1 Month Term SOFR + 6.09%, 6.20% Cap), 05/20/2037, Series 2007-26, Class SC(3)(9)	66	2
0.76% (1 Month Term SOFR + 6.09%, 6.20% Cap), 05/20/2037, Series 2007-27, Class SD(3)(9)	74	2
0.76% (1 Month Term SOFR + 6.09%, 6.20% Cap), 06/20/2038, Series 2008-55, Class SA(3)(9)	22	1
0.76% (1 Month Term SOFR + 6.09%, 6.20% Cap), 09/20/2038, Series 2008-81, Class S(3)(9)	187	3
0.80% (1 Month Term SOFR + 6.14%, 6.25% Cap), 08/16/2039, Series 2009-72, Class SM(3)(9)	104	5
0.81% (1 Month Term SOFR + 6.14%, 6.25% Cap), 06/20/2037, Series 2007-36, Class SJ(3)(9)	53	1
0.83% (1 Month Term SOFR + 6.16%, 6.27% Cap), 04/20/2039, Series 2009-22, Class SA(3)(9)	114	5
0.84%, 05/20/2067, Series 2017-H11, Class LI(4)	7,605	646
0.86% (1 Month Term SOFR + 6.19%, 6.30% Cap), 09/20/2035, Series 2005-68, Class KI(3)(9)	232	16
0.86% (1 Month Term SOFR + 6.19%, 6.30% Cap), 04/20/2038, Series 2008-36, Class SH(3)(9)(10)	87	0
0.86% (1 Month Term SOFR + 6.19%, 6.30% Cap), 03/20/2039, Series 2009-31, Class TS(3)(9)(10)	40	0
0.95% (1 Month Term SOFR + 6.29%, 6.40% Cap), 05/16/2038, Series 2008-40, Class SA(3)(9)	277	12
0.95% (1 Month Term SOFR + 6.29%, 6.40% Cap), 11/16/2039, Series 2009-106, Class AS(3)(9)	157	10
1.02% (1 Month Term SOFR + 6.36%, 6.47% Cap), 06/16/2037, Series 2007-36, Class SE(3)(9)	41	1
1.06% (1 Month Term SOFR + 6.39%, 6.50% Cap), 11/20/2037, Series 2007-76, Class SB(3)(9)	128	2
1.07% (1 Month Term SOFR + 6.40%, 6.51% Cap), 11/20/2037, Series 2007-67, Class SI(3)(9)	70	2
1.09% (1 Month Term SOFR + 6.43%, 6.54% Cap), 11/16/2037, Series 2007-74, Class SL(3)(9)	70	1
1.10% (1 Month Term SOFR + 6.44%, 6.55% Cap), 11/16/2033, Series 2003-97, Class SA(3)(9)(10)	25	0
1.10% (1 Month Term SOFR + 6.44%, 6.55% Cap), 12/16/2033, Series 2003-112, Class SA(3)(9)(10)	34	0
1.10% (1 Month Term SOFR + 6.44%, 6.55% Cap), 09/16/2034, Series 2004-73, Class JL(3)(9)	122	8
1.11% (1 Month Term SOFR + 6.44%, 6.55% Cap), 09/20/2037, Series 2007-53, Class ES(3)(9)	60	2
1.11% (1 Month Term SOFR + 6.44%, 6.55% Cap), 11/20/2037, Series 2007-72, Class US(3)(9)	58	1
1.11% (1 Month Term SOFR + 6.44%, 6.55% Cap), 12/20/2037, Series 2007-79, Class SY(3)(9)	87	2
1.16% (1 Month Term SOFR + 6.49%, 6.60% Cap), 05/20/2041, Series 2011-75, Class SM(3)(9)	135	6
1.20% (1 Month Term SOFR + 6.53%, 6.64% Cap), 07/20/2037, Series 2007-45, Class QA(3)(9)	83	3
1.24% (1 Month Term SOFR + 6.57%, 6.68% Cap), 07/20/2037, Series 2007-40, Class SN(3)(9)	80	2
1.26% (1 Month Term SOFR + 6.59%, 6.70% Cap), 10/20/2036, Series 2006-59, Class SD(3)(9)	37	2
1.31% (1 Month Term SOFR + 6.64%, 6.75% Cap), 01/20/2035, Series 2005-3, Class SK(3)(9)	113	7
1.31% (1 Month Term SOFR + 6.64%, 6.75% Cap), 07/20/2037, Series 2007-40, Class SD(3)(9)	58	3
1.36% (1 Month Term SOFR + 6.69%, 6.80% Cap), 06/20/2035, Series 2008-79, Class CS(3)(9)	56	51
1.36% (1 Month Term SOFR + 6.69%, 6.80% Cap), 11/20/2036, Series 2006-65, Class SA(3)(9)	61	1
1.36% (1 Month Term SOFR + 6.70%, 6.81% Cap), 04/16/2037, Series 2007-17, Class JI(3)(9)	101	7
1.65%, 01/20/2063, Series 2013-H01, Class FA	1	1
1.65%, 02/20/2063, Series 2013-H04, Class BA	5	4
1.65%, 04/20/2063, Series 2013-H09, Class HA	7	7
1.86% (1 Month Term SOFR + 7.19%, 7.30% Cap), 12/20/2038, Series 2008-95, Class DS(3)(9)	162	5
2.00%, 10/01/2053(11)	47,040	37,183
2.12% (1 Month Term SOFR + 22.30%, 22.73% Cap), 08/20/2035, Series 2005-65, Class SA(3)(9)	3	3
2.16% (1 Month Term SOFR + 7.49%, 7.60% Cap), 09/20/2038, Series 2009-25, Class SE(3)(9)	38	1
2.25% (1 Month Term SOFR + 7.59%, 7.70% Cap), 04/16/2038, Series 2008-33, Class XS(3)(9)	38	2
2.26% (1 Month Term SOFR + 7.59%, 7.70% Cap), 02/20/2033, Series 2003-12, Class SP(3)(9)(10)	10	0
2.50%, 10/01/2053(11)	3,350	2,738
2.52% (1 Month Term SOFR + 13.17%, 13.40% Cap), 10/20/2037, Series 2008-7, Class SP(3)(9)	10	9
2.68% (1 Month Term SOFR + 20.45%, 20.83% Cap), 08/16/2035, Series 2005-66, Class SP(3)(9)	7	6
2.75% (1 Month Term SOFR + 28.90%, 29.46% Cap), 09/20/2034, Series 2004-71, Class SB(3)(9)	12	12
2.80% (1 Month Term SOFR + 8.14%, 8.25% Cap), 08/16/2031, Series 2001-35, Class SA(3)(9)(10)	6	0
3.00%, 12/20/2041, Series 2011-157, Class UY	1,000	838
3.00%, 10/20/2045, Series 2015-144, Class HP	605	523
3.00%, 02/20/2047, Series 2018-7, Class GA	735	673
3.00%, 09/20/2047, Series 2017-139, Class BA	786	683
3.00%, 10/01/2053(11)	3,075	2,606
3.31% (1 Month Term SOFR + 16.16%, 16.43% Cap), 06/17/2035, Series 2005-68, Class DP(3)(9)	30	29
3.50%, 07/20/2046, Series 2018-160, Class PA	777	740
3.50%, 09/20/2046, Series 2018-34, Class DL	1,266	1,196
3.50%, 06/20/2048, Series 2018-78, Class NZ	23,624	19,975
3.50%, 10/01/2053(11)	2,990	2,619
3.63% (1 Month Term SOFR + 19.61%, 19.95% Cap), 11/20/2037, Series 2008-7, Class SK(3)(9)	7	6

3.71%, 01/20/2042, Series 2012-141, Class WC(4)	147	134
3.89% (1 Month Term SOFR + 19.86%, 20.21% Cap), 09/20/2037, Series 2007-53, Class SW(3)(9)	13	13
3.94% (1 Month Term SOFR + 0.66%, 0.55% Floor), 10/20/2061, Series 2012-H26, Class JA(3)	2	2
3.95% (1 Month Term SOFR + 0.66%, 0.55% Floor), 04/20/2062, Series 2013-H07, Class MA(3)	1	1
4.00%, 10/01/2053(11)	3,350	3,018
4.03%, 09/16/2042, Series 2012-141, Class WB(4)	98	91
4.42% (1 Month Term SOFR + 23.96%, 24.38% Cap), 10/16/2034, Series 2004-89, Class LS(3)(9)	9	9
4.44%, 04/20/2043, Series 2013-91, Class WA(4)	134	125
4.50%, 10/01/2053(11)	16,110	14,882
4.52%, 11/16/2041, Series 2012-141, Class WA(4)	175	165
4.56%, 10/20/2041, Series 2014-188, Class W(4)	252	240
4.60% (1 Month Term SOFR + 0.71%, 0.60% Floor, 4.60% Cap), 10/20/2062, Series 2012-H24, Class FE(3)	4	4
4.65% (1 Month Term SOFR + 1.39%, 1.28% Floor), 02/20/2071, Series 2021-H03, Class LF(3)	12,111	12,221
4.67%, 09/20/2041, Series 2013-26, Class AK(4)	144	138
4.69% (1 Month Term SOFR + 19.35%, 19.66% Cap), 04/16/2034, Series 2004-28, Class S(3)(9)	16	17
4.69%, 10/20/2042, Series 2014-41, Class W(4)	508	481
4.69% (1 Month Term SOFR + 0.61%, 0.50% Floor), 01/20/2063, Series 2013-H01, Class TA(3)	4	3
4.74% (1 Month Term SOFR + 16.47%, 16.72% Cap), 05/18/2034, Series 2005-7, Class JM(3)(9)(10)	0	0
4.77%, 03/20/2048, Series 2020-30, Class PT(4)	6,209	5,932
4.87% (1 Month Term SOFR + 0.81%, 0.70% Floor), 05/20/2061, Series 2012-H21, Class CF(3)	8	8
4.87% (1 Month Term SOFR + 0.76%, 0.65% Floor), 05/20/2061, Series 2012-H21, Class DF(3)	8	8
4.88% (1 Month Term SOFR + 0.66%, 0.55% Floor), 07/20/2062, Series 2012-H26, Class MA(3)	4	4
4.90%, 11/20/2042, Series 2013-54, Class WA(4)	99	95
4.98% (1 Month Term SOFR + 0.69%, 0.58% Floor), 09/20/2062, Series 2012-H28, Class FA(3)	5	5
5.00%, 10/01/2053(11)	6,885	6,524
5.08% (1 Month Term SOFR + 0.41%, 0.30% Floor), 11/20/2062, Series 2013-H02, Class HF(3)(10)	0	0
5.11%, 06/20/2040, Series 2013-75, Class WA(4)	75	73
5.14%, 07/20/2060, Series 2010-H17, Class XQ(4)	2	1
5.34%, 01/20/2039, Series 2014-6, Class W(4)	313	307
5.50%, 04/20/2033, Series 2003-25, Class PZ	88	88
5.50%, 03/16/2034, Series 2004-17, Class MZ	1,328	1,318
5.50%, 07/20/2035, Series 2005-56, Class IC	11	2
5.50%, 09/20/2035, Series 2005-72, Class AZ	55	55
5.50%, 02/20/2038, Series 2008-17, Class IO(10)	13	0
5.50%, 05/20/2039, Series 2009-33, Class CI	15	2
5.50%, 09/20/2039, Series 2009-75, Class MN	310	303
5.50%, 10/20/2039, Series 2009-87, Class BE	368	363
5.50%, 10/01/2053(11)	8,055	7,816
5.50% (1 Month Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap), 03/20/2060, Series 2012-H24, Class FA(3)	18	18
5.50% (1 Month Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap), 05/20/2062, Series 2012-H15, Class FA(3)(10)	0	0
5.55%, 01/20/2038, Series 2015-137, Class WA(4)	296	295
5.56%, 10/20/2036, Series 2006-57, Class PZ	69	68
5.58%, 08/20/2038, Series 2012-59, Class WA(4)	110	109
5.59% (1 Month Term SOFR + 0.54%, 0.43% Floor, 5.59% Cap), 04/20/2060, Series 2012-H24, Class FG(3)	9	9
5.59% (1 Month Term SOFR + 0.41%, 0.30% Floor, 5.59% Cap), 08/20/2060, Series 2013-H03, Class FA(3)(10)	0	0
5.60%, 07/20/2040, Series 2011-137, Class WA(4)	106	106
5.66% (1 Month Term SOFR + 0.55%, 0.44% Floor, 11.00% Cap), 07/20/2065, Series 2015-H16, Class FL(3)	2,082	2,069
5.68%, 08/20/2034, Series 2010-103, Class WA(4)	32	32
5.69% (1 Month Term SOFR + 0.58%, 11.00% Cap), 02/20/2065, Series 2015-H07, Class ES(3)	689	685
5.70% (1 Month Term SOFR + 0.59%, 11.00% Cap), 04/20/2065, Series 2015-H10, Class FC(3)	3,327	3,307
5.75% (1 Month Term SOFR + 0.41%, 0.30% Floor, 6.50% Cap), 05/16/2037, Series 2007-25, Class FN(3)	32	31
5.75%, 07/20/2038, Series 2008-69, Class QD	22	22
5.75% (1 Month Term SOFR + 0.43%, 0.32% Floor, 10.50% Cap), 01/20/2063, Series 2013-H01, Class JA(3)	158	157
5.77% (1 Month Term SOFR + 0.45%, 0.34% Floor, 11.00% Cap), 12/20/2062, Series 2012-H31, Class FD(3)	902	895
5.83%, 10/20/2033, Series 2010-41, Class WA(4)	59	59
5.84% (1 Month Term SOFR + 0.52%, 0.41% Floor, 11.00% Cap), 03/20/2063, Series 2013-H07, Class HA(3)	250	249
5.85% (1 Month Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap), 02/20/2063, Series 2013-H04, Class SA(3)	125	124
5.86%, 02/20/2037, Series 2011-22, Class WA(4)	24	24
5.88%, 12/20/2038, Series 2011-163, Class WA(4)	244	245
5.88% (1 Month Term SOFR + 0.56%, 0.45% Floor, 11.00% Cap), 06/20/2065, Series 2015-H18, Class FA(3)	522	519
5.88% (1 Month Term SOFR + 0.56%, 0.45% Floor, 11.00% Cap), 08/20/2067, Series 2017-H19, Class FA(3)	534	532
5.90%, 04/20/2037, Series 2010-129, Class AW(4)	40	40
5.90% (1 Month Term SOFR + 0.58%, 0.47% Floor), 08/20/2061, Series 2011-H19, Class FA(3)	143	143
5.90% (1 Month Term SOFR + 0.58%, 0.47% Floor, 10.50% Cap), 03/20/2063, Series 2013-H07, Class GA(3)	61	61
5.90% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 06/20/2063, Series 2013-H14, Class FD(3)	484	481
5.90% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 07/20/2064, Series 2014-H14, Class GF(3)	755	752
5.90% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 09/20/2064, Series 2014-H19, Class FE(3)	1,891	1,879
5.90% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 08/20/2065, Series 2015-H20, Class FA(3)	343	340
5.91% (1 Month Term SOFR + 0.59%, 0.48% Floor, 11.00% Cap), 02/20/2065, Series 2015-H05, Class FC(3)	2,244	2,222
5.91% (1 Month Term SOFR + 0.59%, 0.48% Floor, 11.00% Cap), 03/20/2065, Series 2015-H08, Class FC(3)	4,184	4,162
5.93% (1 Month Term SOFR + 0.61%, 0.50% Floor, 10.66% Cap), 03/20/2061, Series 2011-H11, Class FA(3)	680	677
5.93% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 06/20/2064, Series 2014-H11, Class VA(3)	1,335	1,327
5.93% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H15, Class FA(3)	1,108	1,101
5.93% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H17, Class FC(3)	1,281	1,267
5.93% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 12/20/2064, Series 2015-H03, Class FA(3)	760	757
5.93% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 06/20/2067, Series 2017-H14, Class FV(3)	3,296	3,276
5.95% (1 Month Term SOFR + 0.63%, 0.52% Floor, 11.50% Cap), 10/20/2062, Series 2012-H29, Class FA(3)	409	407
5.99% (1 Month Term SOFR + 0.67%, 0.56% Floor, 11.00% Cap), 03/20/2067, Series 2017-H09, Class DF(3)	3,025	3,008
6.00%, 09/16/2033, Series 2003-75, Class ZX	51	51
6.00%, 06/20/2034, Series 2004-49, Class Z	118	118
6.00%, 12/20/2035, Series 2005-91, Class PI	24	3
6.00%, 06/20/2038, Series 2008-50, Class KB	45	44
6.00%, 05/20/2039, Series 2009-33, Class TI	20	3
6.03% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap), 04/20/2064, Series 2014-H09, Class TA(3)	707	705
6.03% (1 Month Term SOFR + 0.71%, 0.60% Floor), 04/20/2064, Series 2014-H10, Class TA(3)	1,960	1,951
6.03% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap), 05/20/2064, Series 2014-H07, Class FA(3)	3,442	3,427
6.03% (1 Month Term SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 10/20/2064, Series 2014-H20, Class LF(3)	1,067	1,058
6.08% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 01/20/2064, Series 2014-H01, Class FD(3)	625	623
6.08% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 02/20/2064, Series 2014-H04, Class FB(3)	1,550	1,547

6.08% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 03/20/2064, Series 2014-H06, Class HB(3)	750	748
6.11%, 11/20/2038, Series 2011-97, Class WA(4)	60	61
6.12% (1 Month Term SOFR + 0.80%, 0.69% Floor, 11.00% Cap), 02/20/2064, Series 2014-H05, Class FA(3)	1,904	1,899
6.13% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.00% Cap), 04/20/2062, Series 2012-H08, Class FS(3)	496	495
6.26% (1 Month Term SOFR + 0.93%, 0.82% Floor, 7.00% Cap), 07/20/2038, Series 2008-58, Class FA(3)	162	162
6.50%, 07/20/2032, Series 2002-52, Class GH	31	31
6.50%, 01/20/2033, Series 2003-58, Class BE	42	41
6.50%, 05/20/2033, Series 2003-46, Class MG	32	32
6.50%, 07/20/2036, Series 2006-33, Class Z	122	123
6.50%, 08/20/2036, Series 2006-38, Class ZK	154	153
6.50%, 03/20/2039, Series 2009-14, Class KI	24	3
6.50%, 03/20/2039, Series 2009-14, Class NI	54	6
7.00% (1 Month Term SOFR + 43.78%, 7.00% Cap), 09/20/2034, Series 2004-71, Class ST(3)(9)	12	12
7.00%, 08/16/2039, Series 2009-104, Class AB	12	12
7.00%, 10/16/2040, Series 2010-130, Class CP	191	198
Ginnie Mae I Pool
3.00%, 05/15/2043	241	210
3.00%, 07/15/2045	569	487
3.50%, 01/15/2042	1,842	1,655
3.50%, 03/15/2043	717	645
3.50%, 04/15/2043	1,535	1,380
3.50%, 06/15/2043	700	629
3.50%, 07/15/2043	316	284
4.00%, 06/15/2039	171	156
4.00%, 10/15/2040	94	87
4.50%, 04/15/2040	675	644
5.50%, 04/15/2033	148	146
5.50%, 06/15/2033	1	1
5.50%, 12/15/2033	5	5
5.50%, 07/15/2034	2	2
5.50%, 09/15/2034	2	2
6.00%, 11/15/2028	1	1
6.50%, 01/15/2024(10)	0	0
6.50%, 03/15/2028	3	3
6.50%, 09/15/2028	7	7
6.50%, 10/15/2028(10)	0	0
6.50%, 01/15/2032	28	28
6.50%, 07/15/2032	2	2
6.50%, 02/15/2033	6	6
6.50%, 04/15/2033	5	5
6.50%, 12/15/2035	27	27
7.00%, 11/15/2023(10)	0	0
7.00%, 09/15/2031	30	31
7.00%, 02/15/2033	4	4
7.00%, 06/15/2033	9	9
7.00%, 06/15/2035	66	68
7.00%, 04/15/2037	6	6
7.50%, 11/15/2026(10)	0	0
7.50%, 07/15/2027(10)	0	0
7.50%, 09/15/2028	1	1
7.50%, 10/15/2037	14	15
8.00%, 08/15/2028(10)	0	0
Ginnie Mae II Pool
2.00%, 03/20/2051	4,380	3,477
2.00%, 07/20/2051	2,560	2,029
2.00%, 10/20/2051	2,477	1,960
2.00%, 12/20/2051	471	373
2.50%, 12/20/2046	974	809
2.50%, 09/20/2050	54	44
2.50%, 09/20/2050	2,998	2,442
2.50%, 09/20/2050	4,764	3,943
2.50%, 10/20/2050	249	204
2.50%, 11/20/2050	189	155
2.50%, 12/20/2050	3,779	3,097
2.50%, 01/20/2051	2,032	1,665
2.50%, 02/20/2051	13,526	11,068
2.50%, 03/20/2051	12,691	10,206
2.50%, 03/20/2051	15,595	12,755
2.50%, 04/20/2051	12,767	10,453
2.50%, 05/20/2051	9,574	7,838
2.50%, 06/20/2051	13,935	11,345
2.50%, 08/20/2051	59,414	48,597
2.50%, 09/20/2051	14,065	11,503
2.50%, 10/20/2051	7,486	6,122
2.50%, 11/20/2051	16,688	13,654
2.50%, 12/20/2051	36,856	30,144
2.50%, 02/20/2053	3,344	2,737
2.93%, 10/20/2070(4)	6,574	5,696
3.00%, 06/20/2042	132	114
3.00%, 08/20/2042	1,726	1,487
3.00%, 11/20/2042	977	842
3.00%, 12/20/2042	497	429
3.00%, 01/20/2043	494	425
3.00%, 04/20/2043	1,216	1,048
3.00%, 09/20/2043	377	326
3.00%, 10/20/2043	59	51
3.00%, 01/20/2044	336	290
3.00%, 07/20/2044	129	111
3.00%, 12/20/2044	204	177
3.00%, 04/20/2045	1,844	1,589

3.00%, 05/20/2045	327	282
3.00%, 07/20/2045	785	671
3.00%, 10/20/2045	894	771
3.00%, 11/20/2045	217	187
3.00%, 02/20/2046	312	269
3.00%, 04/20/2046	1,849	1,581
3.00%, 05/20/2046	79	68
3.00%, 07/20/2046	1,527	1,318
3.00%, 08/20/2046	11,456	9,866
3.00%, 09/20/2046	526	454
3.00%, 01/20/2047	1,237	1,064
3.00%, 02/20/2047	1,844	1,587
3.00%, 03/20/2047	197	170
3.00%, 10/20/2047	9,851	8,462
3.00%, 04/20/2049	479	411
3.00%, 07/20/2049	2,241	1,914
3.00%, 10/20/2049	4,962	4,237
3.00%, 12/20/2049(8)	6,458	5,498
3.00%, 01/20/2050	6,659	5,683
3.00%, 02/20/2050	113	96
3.00%, 09/20/2050	330	281
3.00%, 09/20/2050	2,453	2,086
3.00%, 09/20/2050	6,959	6,166
3.00%, 05/20/2051	4,835	4,112
3.00%, 07/20/2051	28,078	23,817
3.00%, 08/20/2051	21,111	17,947
3.00%, 09/20/2051	2,843	2,417
3.00%, 10/20/2051	3,971	3,375
3.00%, 11/20/2051	442	375
3.00%, 12/20/2051	2,072	1,759
3.00%, 12/20/2051	5,179	4,514
3.02%, 12/20/2070(4)	3,366	2,869
3.04%, 06/20/2070(4)	4,367	3,750
3.07%, 09/20/2070(4)	4,016	3,452
3.09%, 12/20/2071(4)	9,553	8,084
3.47%, 04/20/2072(4)	3,257	2,793
3.50%, 06/20/2042(1)	8,899	7,959
3.50%, 10/20/2042	1,897	1,698
3.50%, 11/20/2042	660	591
3.50%, 05/20/2043	459	412
3.50%, 03/20/2045	466	415
3.50%, 04/20/2045	3,545	3,162
3.50%, 10/20/2045	2,989	2,660
3.50%, 01/20/2046	1,807	1,611
3.50%, 02/20/2046	5,343	4,756
3.50%, 03/20/2046	1,444	1,285
3.50%, 04/20/2046	11,383	10,129
3.50%, 05/20/2046	3,625	3,232
3.50%, 06/20/2046	1,623	1,435
3.50%, 07/20/2046(8)	3,244	2,885
3.50%, 08/20/2046	482	429
3.50%, 09/20/2046	377	335
3.50%, 11/20/2046	576	514
3.50%, 12/20/2046	2,587	2,299
3.50%, 01/20/2047	16	14
3.50%, 02/20/2047	2,587	2,298
3.50%, 03/20/2047	112	99
3.50%, 04/20/2047	265	235
3.50%, 05/20/2047	2,681	2,390
3.50%, 07/20/2047	2,158	1,916
3.50%, 08/20/2047	236	209
3.50%, 11/20/2047	4,656	4,128
3.50%, 12/20/2047	772	686
3.50%, 02/20/2048	9,323	8,241
3.50%, 04/20/2048	3,040	2,692
3.50%, 06/20/2049	749	662
3.50%, 11/20/2049	2,678	2,375
3.50%, 08/20/2050	6,869	6,017
3.50%, 01/20/2051	8,175	7,000
3.50%, 06/20/2051	1,708	1,505
3.50%, 02/20/2052	2,008	1,772
3.50%, 02/20/2052	3,367	2,970
3.50%, 02/20/2052	5,038	4,360
4.00%, 10/20/2040	790	732
4.00%, 06/20/2042	1,114	1,030
4.00%, 10/20/2042	2,516	2,325
4.00%, 12/20/2042	1,301	1,202
4.00%, 02/20/2043	545	503
4.00%, 10/20/2043	1,443	1,332
4.00%, 11/20/2044	804	740
4.00%, 12/20/2044	596	549
4.00%, 03/20/2045	162	149
4.00%, 05/20/2045	1,889	1,738
4.00%, 07/20/2045	457	420
4.00%, 08/20/2045	4,372	4,025
4.00%, 11/20/2045	1,373	1,260
4.00%, 01/20/2046	323	297
4.00%, 03/20/2046	349	320
4.00%, 04/20/2046	909	833
4.00%, 05/20/2046	1,539	1,412

4.00%, 06/20/2046	726	667
4.00%, 11/20/2046	642	589
4.00%, 02/20/2047	950	870
4.00%, 03/20/2047	1,903	1,744
4.00%, 05/20/2047	150	136
4.00%, 05/20/2047	159	145
4.00%, 06/20/2047	1,256	1,152
4.00%, 07/20/2047	2,971	2,720
4.00%, 09/20/2047	865	795
4.00%, 12/20/2047	1,255	1,149
4.00%, 01/20/2048	700	641
4.00%, 06/20/2048	2,073	1,886
4.00%, 01/20/2050	2,440	2,224
4.00%, 12/20/2051	4,232	3,751
4.00%, 12/20/2051	10,936	9,693
4.00%, 08/20/2052	30,383	27,379
4.25%, 12/20/2047	1,008	923
4.50%, 06/20/2040	274	260
4.50%, 01/20/2041	245	232
4.50%, 03/20/2041	216	205
4.50%, 05/20/2041	106	101
4.50%, 06/20/2041	767	728
4.50%, 09/20/2041	261	248
4.50%, 09/20/2043	585	556
4.50%, 10/20/2043	1,124	1,068
4.50%, 12/20/2043	617	586
4.50%, 10/20/2045	6,532	6,207
4.50%, 01/20/2046	915	870
4.50%, 07/20/2046	416	395
4.50%, 09/20/2046	824	767
4.50%, 11/20/2046	1,249	1,185
4.50%, 03/20/2047	222	209
4.50%, 07/20/2047	2,073	1,949
4.50%, 08/20/2047	548	515
4.50%, 09/20/2047	2,822	2,656
4.50%, 01/20/2048	401	377
4.50%, 02/20/2048	1,812	1,700
4.50%, 03/20/2048	201	189
4.50%, 04/20/2048	167	157
4.50%, 04/20/2048	1,173	1,094
4.50%, 04/20/2048	1,190	1,103
4.50%, 04/20/2048	1,416	1,317
4.50%, 05/20/2048	703	650
4.50%, 05/20/2048	1,973	1,818
4.50%, 05/20/2048	2,509	2,335
4.50%, 09/20/2048	409	384
4.50%, 11/20/2049	5,099	4,713
4.50%, 07/20/2052	4,945	4,573
5.00%, 10/20/2037	154	151
5.00%, 07/20/2040	72	70
5.00%, 06/20/2044	319	313
5.00%, 07/20/2044	269	264
5.00%, 08/20/2045	339	330
5.00%, 09/20/2046	802	787
5.00%, 10/20/2047	109	105
5.00%, 11/20/2047	556	535
5.00%, 06/20/2048	816	790
5.00%, 07/20/2048	227	223
5.00%, 07/20/2048	1,293	1,239
5.00%, 02/20/2049	2,723	2,611
5.00%, 07/20/2049	276	271
5.00%, 08/20/2049	5,215	5,085
5.00%, 09/20/2049	2,974	2,830
5.00%, 05/20/2052	3,552	3,312
5.50%, 09/20/2039	46	46
6.00%, 03/20/2028	2	2
6.00%, 11/20/2033	2	2
6.00%, 09/20/2038	184	191
6.00%, 11/20/2038	1	1
6.00%, 08/20/2039	86	88
6.00%, 01/20/2053	3,040	3,015
6.50%, 07/20/2029	27	28
6.59% (1 Year CMT Index + 1.47%, 1.47% Floor, 6.59% Cap), 11/20/2071(3)	3,480	3,533
6.71% (1 Year CMT Index + 1.57%, 1.57% Floor, 6.71% Cap), 11/20/2071(3)	4,399	4,486
6.76% (1 Year CMT Index + 1.64%, 1.64% Floor, 6.76% Cap), 11/20/2071(3)	3,975	4,067
6.84% (1 Year CMT Index + 1.74%, 1.73% Floor, 6.84% Cap), 10/20/2071(3)	10,728	11,023
6.85% (1 Year CMT Index + 1.76%, 1.76% Floor, 6.84% Cap), 08/20/2071(3)	9,884	10,166
6.86% (1 Year CMT Index + 1.79%, 1.79% Floor, 6.86% Cap), 09/20/2071(3)	10,030	10,331
6.86% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.86% Cap), 10/20/2071(3)	10,830	11,131
6.89% (1 Year CMT Index + 1.64%, 1.64% Floor, 8.69% Cap), 05/20/2072(3)	10,015	10,282
6.90% (1 Year CMT Index + 1.76%, 1.76% Floor, 6.89% Cap), 11/20/2071(3)	10,761	11,077
6.91% (1 Year CMT Index + 1.84%, 1.84% Floor, 6.91% Cap), 08/20/2071(3)	9,921	10,237
6.92% (1 Year CMT Index + 1.75%), 11/20/2071(3)	11,584	11,924
6.93% (1 Year CMT Index + 1.67%, 1.67% Floor, 8.25% Cap), 04/20/2072(3)	13,458	13,827
6.96% (1 Year CMT Index + 1.70%, 1.70% Floor, 8.40% Cap), 04/20/2072(3)	10,104	10,394
6.96% (1 Year CMT Index + 1.71%, 1.71% Floor, 7.86% Cap), 03/20/2072(3)	10,434	10,740
6.98% (1 Year CMT Index + 1.73%, 1.73% Floor, 8.37% Cap), 04/20/2072(3)	9,386	9,657
7.00% (1 Year CMT Index + 1.78%, 1.78% Floor, 7.00% Cap), 12/20/2071(3)	10,382	10,701
7.00%, 08/20/2038	7	7
7.03% (1 Year CMT Index + 1.78%, 1.78% Floor, 8.41% Cap), 04/20/2072(3)	3,523	3,636

7.08% (1 Year CMT Index + 1.83%, 1.83% Floor, 9.68% Cap), 07/20/2072(3)	10,476	10,878
7.20% (1 Year CMT Index + 1.95%, 1.95% Floor, 8.14% Cap), 03/20/2072(3)	9,716	10,090
7.50%, 02/20/2028(10)	0	0
7.50%, 09/20/2028	1	1
8.00%, 12/20/2025(10)	0	0
8.00%, 06/20/2026(10)	0	0
8.00%, 08/20/2026(10)	0	0
8.00%, 09/20/2026(10)	0	0
8.00%, 11/20/2026(10)	0	0
8.00%, 10/20/2027	1	1
8.00%, 11/20/2027	1	1
8.00%, 12/20/2027(10)	0	0
8.00%, 09/20/2028(10)	0	0
8.50%, 03/20/2025(10)	0	0
8.50%, 04/20/2025(10)	0	0
8.50%, 05/20/2025(10)	0	0
GMACM Mortgage Loan Trust 2005-AR3
3.87%, 06/19/2035, Series 2005-AR3, Class 3A4(4)	27	25
GNMA II Pool
2.50%, 06/20/2050	1,770	1,456
3.00%, 11/20/2049	4,542	3,863
4.00%, 04/20/2052	4,146	3,736
4.00%, 06/20/2052	1,014	913
4.00%, 11/20/2052	2,960	2,667
5.50%, 07/20/2053	1,642	1,612
GS Mortgage Securities Corp. Trust 2021-RENT
6.15% (1 Month Term SOFR + 0.81%, 0.70% Floor), 11/21/2035, Series 2021-RENT, Class A(1)(3)	5,072	4,809
GS Mortgage Securities Trust
4.26%, 07/10/2051, Series 2018-GS10, Class A3(4)	28,521	27,390
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047, Series 2014-GC18, Class A4	8,419	8,366
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047, Series 2014-GC26, Class A4	4,263	4,144
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048, Series 2015-GC28, Class A4	8,289	8,084
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049, Series 2016-GS4, Class A3	11,387	10,521
3.44%, 11/10/2049, Series 2016-GS4, Class A4(4)	1,317	1,215
GSMPS Mortgage Loan Trust 2004-4
5.83% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 06/25/2034, Series 2004-4, Class 1AF(1)(3)	34	29
GSMPS Mortgage Loan Trust 2005-RP2
5.78% (1 Month Term SOFR + 0.46%, 0.35% Floor), 03/25/2035, Series 2005-RP2, Class 1AF(1)(3)	57	50
GSMPS Mortgage Loan Trust 2005-RP3
0.00%, 09/25/2035, Series 2005-RP3, Class 1AS(1)(4)(10)	293	0
5.78% (1 Month Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap), 09/25/2035, Series 2005-RP3, Class 1AF(1)(3)	397	332
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033, Series 2003-3F, Class 4A3	5	5
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034, Series 2004-13F, Class 3A3	10	10
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034, Series 2004-6F, Class 2A4	25	24
6.50%, 05/25/2034, Series 2004-6F, Class 3A4	21	21
GSR Mortgage Loan Trust 2005-5F
5.50% (1 Month Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap), 06/25/2035, Series 2005-5F, Class 8A3(3)	10	9
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035, Series 2005-7F, Class 3A9	44	42
GSR Mortgage Loan Trust 2005-AR6
4.05%, 09/25/2035, Series 2005-AR6, Class 3A1(4)	3	3
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036, Series 2006-1F, Class 1A3	13	21
6.00%, 02/25/2036, Series 2006-1F, Class 2A4	173	82
Home RE 2019-1 Ltd.
7.08% (1 Month LIBOR USD + 1.65%), 05/25/2029, Series 2019-1, Class M1(1)(3)	513	513
Home RE 2022-1 Ltd.
8.16% (30-day Average SOFR + 2.85%), 10/25/2034, Series 2022-1, Class M1A(1)(3)	7,774	7,832
HPA 2022-SFR1
3.95%, 04/15/2026(4)	9,833	9,440
Impac CMB Trust Series 2004-4
5.33%, 09/25/2034, Series 2004-4, Class 2A2(2)	5	5
Impac CMB Trust Series 2004-7
6.17% (1 Month Term SOFR + 0.85%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 1A1(3)	234	228
Impac CMB Trust Series 2005-4
6.03% (1 Month Term SOFR + 0.41%, 0.30% Floor, 10.25% Cap), 05/25/2035, Series 2005-4, Class 2A1(3)	69	64
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033, Series 2003-2, Class A1	34	26
Impac Secured Assets Trust 2006-1
6.13% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap), 05/25/2036, Series 2006-1, Class 2A1(3)	52	46
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(1)	5,445	5,111
JP Morgan Alternative Loan Trust
4.19%, 03/25/2036, Series 2006-A1, Class 2A1(4)	15	12
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.23%, 08/12/2037, Series 2005-CB11, Class X1(1)(4)(10)	737	0
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051, Series 2007-LD12, Class X(4)(10)	183	0
JP Morgan Chase Commercial Mortgage Securities Trust 2019-BKWD
6.95% (1 Month Term SOFR + 1.36%, 1.00% Floor), 09/15/2029, Series 2019-BKWD, Class A(1)(3)	6,252	5,767
JP Morgan Mortgage Trust 2004-A3
5.63%, 07/25/2034, Series 2004-A3, Class 4A1(4)	1	1

JP Morgan Mortgage Trust 2004-A4
5.95%, 09/25/2034, Series 2004-A4, Class 1A1(4)	7	7
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034, Series 2004-S1, Class 1A7	2	2
JP Morgan Mortgage Trust 2005-A1
4.55%, 02/25/2035, Series 2005-A1, Class 3A4(4)	30	28
JP Morgan Mortgage Trust 2005-A4
4.91%, 07/25/2035, Series 2005-A4, Class 1A1(4)	4	4
JP Morgan Mortgage Trust 2006-A2
5.10%, 11/25/2033, Series 2006-A2, Class 5A3(4)	62	59
5.59%, 08/25/2034, Series 2006-A2, Class 4A1(4)	182	180
JP Morgan Mortgage Trust 2006-A3
4.73%, 08/25/2034, Series 2006-A3, Class 6A1(4)	20	19
JP Morgan Mortgage Trust 2006-A7
3.94%, 01/25/2037, Series 2006-A7, Class 2A2(4)	24	20
3.94%, 01/25/2037, Series 2006-A7, Class 2A4R(4)	43	35
JP Morgan Mortgage Trust 2007-A1
4.19%, 07/25/2035, Series 2007-A1, Class 5A1(4)	18	18
4.19%, 07/25/2035, Series 2007-A1, Class 5A2(4)	281	273
JP Morgan Mortgage Trust 2007-A2
4.49%, 04/25/2037, Series 2007-A2, Class 2A3(4)	91	66
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047, Series 2014-C25, Class A4A1	6,042	5,844
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050, Series 2017-JP5, Class A4	6,324	6,003
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050, Series 2017-JP7, Class A4	20,000	17,848
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036, Series 2013-GCP, Class A2(1)	1,027	872
LCCM 2017-LC26
3.29%, 07/12/2050, Series 2017-LC26, Class A3(1)	15,067	13,913
Legacy Mortgage Asset Trust 2019-PR1
6.86%, 09/25/2059, Series 2019-PR1, Class A1(1)(2)	9,234	9,166
Legacy Mortgage Asset Trust 2020-GS1
5.88%, 10/25/2059, Series 2020-GS1, Class A1(1)(2)	3,603	3,582
Legacy Mortgage Asset Trust 2021-GS1
1.89%, 10/25/2066, Series 2021-GS1, Class A1(1)(2)	4,773	4,418
Legacy Mortgage Asset Trust 2021-GS2
1.75%, 04/25/2061, Series 2021-GS2, Class A1(1)(2)	4,775	4,411
Legacy Mortgage Asset Trust 2021-GS4
1.65%, 11/25/2060, Series 2021-GS4, Class A1(1)(2)	2,090	1,892
Lehman Mortgage Trust 2006-2
5.87%, 04/25/2036, Series 2006-2, Class 1A1(4)	39	24
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037, Series 2007-6, Class 1A8	8	6
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038, Series 2008-2, Class 1A6	222	75
LHOME Mortgage Trust 2021-RTL1
2.09%, 02/25/2026, Series 2021-RTL1, Class A1(1)(4)	1,111	1,106
MASTR Adjustable Rate Mortgages Trust 2004-13
5.13%, 04/21/2034, Series 2004-13, Class 2A1(4)	48	45
MASTR Adjustable Rate Mortgages Trust 2004-15
4.44%, 12/25/2034, Series 2004-15, Class 3A1(4)	7	7
MASTR Adjustable Rate Mortgages Trust 2004-3
3.85%, 04/25/2034, Series 2004-3, Class 4A2(4)	17	15
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033, Series 2003-9, Class 2A1	21	20
6.00%, 01/25/2034, Series 2003-9, Class 8A1	11	10
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034, Series 2004-3, Class 3A1	113	109
6.25%, 04/25/2034, Series 2004-3, Class 2A1	16	16
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034, Series 2004-6, Class 30PO	14	10
6.00%, 07/25/2034, Series 2004-6, Class 7A1	10	9
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034, Series 2004-7, Class 30PO	10	7
MASTR Alternative Loan Trust 2005-6
5.50%, 12/25/2035, Series 2005-6, Class 3A1	8	6
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033, Series 2003-12, Class 30PO	1	1
5.00%, 12/25/2033, Series 2003-12, Class 6A1	7	7
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034, Series 2004-1, Class 30PO	1	1
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033, Series 2004-4, Class 1A6	18	17
MASTR Reperforming Loan Trust 2005-2
5.78% (1 Month Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap), 05/25/2035, Series 2005-2, Class 1A1F(1)(3)	612	320
MASTR Reperforming Loan Trust 2006-2
4.09%, 05/25/2036, Series 2006-2, Class 1A1(1)(4)	64	50
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035, Series 2005-PO, Class 3PO(1)	9	7
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
6.22%, 06/25/2037, Series 2007-3, Class 1A3(4)	4	4
Merrill Lynch Mortgage Investors Trust Series 2003-A5
5.11%, 08/25/2033, Series 2003-A5, Class 2A6(4)	12	11
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
6.05% (1 Month Term SOFR + 0.73%, 0.62% Floor, 11.75% Cap), 10/25/2028, Series 2003-E, Class A1(3)	24	22
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
6.07% (1 Month Term SOFR + 0.75%, 0.64% Floor, 11.75% Cap), 10/25/2028, Series 2003-F, Class A1(3)	22	20

Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
4.42%, 12/25/2034, Series 2004-1, Class 2A1(4)	29	27
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
5.89% (1 Month Term SOFR + 0.57%, 0.46% Floor, 11.75% Cap), 04/25/2029, Series 2004-A, Class A1(3)	10	9
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
6.28% (6 Month LIBOR USD + 0.60%, 0.60% Floor, 11.75% Cap), 07/25/2029, Series 2004-C, Class A2(3)	18	17
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
4.76%, 08/25/2034, Series 2004-A4, Class A2(4)	28	26
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
4.15%, 02/25/2035, Series 2005-A2, Class A1(4)	51	46
MFA 2021-RPL1 Trust
1.13%, 07/25/2060, Series 2021-RPL1, Class A1(1)(4)	8,819	7,580
MHC Commercial Mortgage Trust 2021-MHC
6.80% (1 Month Term SOFR + 1.47%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(3)	10,424	10,235
Mill City Mortgage Loan Trust 2021-NMR1
1.13%, 11/25/2060, Series 2021-NMR1, Class A1(1)(4)	1,584	1,448
Mill City Securities 2021-RS1 Ltd.
2.91%, 04/28/2066, Series 2021-RS1, Class A1(1)(4)	6,660	5,842
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048, Series 2015-C20, Class A4	3,652	3,502
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050, Series 2015-C23, Class A3	17,305	16,538
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048, Series 2015-C24, Class A3	4,106	3,918
3.73%, 05/15/2048, Series 2015-C24, Class A4	6,507	6,208
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5	7,086	6,424
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
3.72%, 12/15/2049, Series 2016-C32, Class A4	8,436	7,783
Morgan Stanley Capital I Trust 2015-UBS8
3.81%, 12/15/2048, Series 2015-UBS8, Class A4	6,675	6,281
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049, Series 2016-UB11, Class A3	19,530	17,783
Morgan Stanley Mortgage Loan Trust 2004-3
5.65%, 04/25/2034, Series 2004-3, Class 4A(4)	75	72
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(1)	6,108	3,666
2.72%, 12/15/2036, Series 2019-PARK, Class A(1)	9,990	9,059
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
5.93% (1 Month Term SOFR + 0.59%, 0.24% Floor, 10.00% Cap), 06/15/2030, Series 2000-TBC2, Class A1(3)	55	54
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
5.89% (1 Month Term SOFR + 0.55%, 0.22% Floor, 10.00% Cap), 12/15/2030, Series 2000-TBC3, Class A1(3)	14	13
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034, Series 2004-R2, Class A1(1)(4)	30	26
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057, Series 2017-2A, Class A3(1)(4)	1,330	1,224
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057, Series 2017-3A, Class A1(1)(4)	2,215	2,054
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057, Series 2017-4A, Class A1(1)(4)	1,284	1,169
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
5.50%, 05/25/2033, Series 2003-A1, Class A1	2	2
6.00%, 05/25/2033, Series 2003-A1, Class A2	5	5
7.00%, 04/25/2033, Series 2003-A1, Class A5	8	7
Oaktown Re VII Ltd.
6.91% (30-day Average SOFR + 1.60%, 1.60% Floor), 04/25/2034, Series 2021-2, Class M1A(1)(3)	11,990	11,990
OBX 2022-NQM2 Trust
2.95%, 01/25/2062, Series 2022-NQM2, Class A1(1)(4)	8,016	6,960
OBX 2022-NQM5 Trust
4.31%, 05/25/2062, Series 2022-NQM5, Class A1(1)(2)	9,219	8,667
PMT Credit Risk Transfer Trust 2021-1R
8.33% (1 Month Term SOFR + 3.01%, 2.90% Floor), 02/27/2024, Series 2021-1R, Class A(1)(3)	9,081	9,036
PMT Credit Risk Transfer Trust 2023-1R
9.72% (30-day Average SOFR + 4.40%), 03/27/2025, Series 2023-1R, Class A(1)(3)	8,886	8,914
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034, Series 2004-CL1, Class 1A1	23	22
PRPM 2021-RPL1 LLC
1.32%, 07/25/2051, Series 2021-RPL1, Class A1(1)(2)	2,822	2,472
RALI Series 2002-QS16 Trust
5.26% (1 Month Term SOFR + 16.38%, 16.62% Cap), 10/25/2049, Series 2002-QS16, Class A3(3)(9)(10)	0	0
RALI Series 2003-QS9 Trust
2.12% (1 Month Term SOFR + 7.44%, 7.55% Cap), 05/25/2049, Series 2003-QS9, Class A3(3)(9)(10)	1	0
RALI Series 2005-QA6 Trust
5.68%, 05/25/2035, Series 2005-QA6, Class A32(4)	74	43
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037, Series 2007-QS1, Class 1A1	8	6
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031, Series 2013-SMV, Class A(1)	503	453
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035, Series 2005-R1, Class 2APO(1)	4	2
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034, Series 2004-A7, Class A6	1,205	1,122
Seasoned Credit Risk Transfer Trust 2017-4
3.50%, 06/25/2057, Series 2017-4, Class MT	2,397	2,060
Seasoned Credit Risk Transfer Trust Series 2018-1
3.50%, 05/25/2057, Series 2018-1, Class M60C	9,389	8,428
Seasoned Credit Risk Transfer Trust Series 2018-2
3.50%, 11/25/2057, Series 2018-2, Class MT	5,588	4,754
Seasoned Credit Risk Transfer Trust Series 2018-4
3.50%, 03/25/2058, Series 2018-4, Class MZ	9,500	6,852

Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058, Series 2019-1, Class MT	6,444	5,473
Seasoned Credit Risk Transfer Trust Series 2019-3
3.50%, 10/25/2058, Series 2019-3, Class MB	3,880	2,949
Seasoned Credit Risk Transfer Trust Series 2019-4
4.00%, 02/25/2059, Series 2019-4, Class M55D	4,295	3,970
Seasoned Credit Risk Transfer Trust Series 2020-1
3.00%, 08/25/2059, Series 2020-1, Class M55G	5,245	4,609
Seasoned Credit Risk Transfer Trust Series 2020-3
2.00%, 05/25/2060, Series 2020-3, Class MT	4,793	3,642
3.00%, 05/25/2060, Series 2020-3, Class M5TW	5,615	4,900
Seasoned Credit Risk Transfer Trust Series 2022-1
3.25%, 11/25/2061, Series 2022-1, Class MTU	8,841	7,317
Seasoned Credit Risk Transfer Trust Series 2023-1
3.00%, 10/25/2062, Series 2023-1, Class MT	8,771	7,120
Sequoia Mortgage Trust 2004-10
6.06% (1 Month Term SOFR + 0.73%, 0.62% Floor, 11.50% Cap), 11/20/2034, Series 2004-10, Class A1A(3)	18	16
Sequoia Mortgage Trust 2004-11
6.04% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.50% Cap), 12/20/2034, Series 2004-11, Class A1(3)	43	38
Sequoia Mortgage Trust 2004-12
5.99% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035, Series 2004-12, Class A3(3)	47	45
Sequoia Mortgage Trust 2004-8
6.14% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A1(3)	348	304
6.61% (6 Month Term SOFR + 1.17%, 0.74% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A2(3)	56	52
Series RR 2014-1 Trust
0.00%, 05/25/2047, Series 2014-1, Class A(1)	1,603	1,530
SLG Office Trust 2021-OVA
2.59%, 07/15/2041, Series 2021-OVA, Class A(1)	9,955	7,763
Starwood Mortgage Residential Trust 2022-1
2.45%, 12/25/2066, Series 2022-1, Class A1(1)(4)	14,557	12,070
Structured Asset Mortgage Investments II Trust 2004-AR5
6.10% (1 Month Term SOFR + 0.77%, 0.66% Floor, 11.00% Cap), 10/19/2034, Series 2004-AR5, Class 1A1(3)	46	43
Structured Asset Mortgage Investments II Trust 2005-AR5
5.94% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/19/2035, Series 2005-AR5, Class A3(3)	183	164
Structured Asset Mortgage Investments Trust 2003-CL1
5.83% (1 Month Term SOFR + 0.51%, 0.40% Floor, 8.00% Cap), 07/25/2032, Series 2003-CL1, Class 1F1(3)	74	71
Structured Asset Securities Corp.
4.92%, 02/25/2034, Series 2004-4XS, Class 1A5(2)	103	96
5.78% (1 Month Term SOFR + 0.46%, 0.35% Floor), 06/25/2035, Series 2005-RF3, Class 1A(1)(3)	42	38
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A
5.48%, 11/25/2033, Series 2003-34A, Class 3A3(4)	7	7
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-37A
4.75%, 12/25/2033, Series 2003-37A, Class 8A2(4)	597	569
5.32%, 12/25/2033, Series 2003-37A, Class 2A(4)	64	60
Thornburg Mortgage Securities Trust 2003-4
6.07% (1 Month Term SOFR + 0.75%, 0.64% Floor, 11.50% Cap), 09/25/2043, Series 2003-4, Class A1(3)	224	209
Thornburg Mortgage Securities Trust 2003-5
4.48%, 10/25/2043, Series 2003-5, Class 3A(4)	862	817
Thornburg Mortgage Securities Trust 2004-4
3.81%, 12/25/2044, Series 2004-4, Class 3A(4)	110	101
Thornburg Mortgage Securities Trust 2005-1
3.90%, 04/25/2045, Series 2005-1, Class A3(4)	261	244
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057, Series 2017-2, Class A1(1)(4)	179	178
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057, Series 2017-6, Class A1(1)(4)	2,046	1,941
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058, Series 2018-1, Class A1(1)(4)	1,664	1,598
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1(1)(4)	3,452	3,212
Towd Point Mortgage Trust 2019-HY3
6.43% (1 Month Term SOFR + 1.11%, 1.00% Floor), 10/25/2059, Series 2019-HY3, Class A1A(1)(3)	764	762
Towd Point Mortgage Trust 2020-2
1.64%, 04/25/2060, Series 2020-2, Class A1A(1)(4)	18,211	15,677
Towd Point Mortgage Trust 2020-4
1.75%, 10/25/2060, Series 2020-4, Class A1(1)	2,257	1,947
Towd Point Mortgage Trust 2021-R1
2.92%, 11/30/2060, Series 2021-R1, Class A1(1)(4)	13,485	10,634
Towd Point Mortgage Trust 2021-SJ1
2.25%, 07/25/2068, Series 2021-SJ1, Class A1(1)(4)	7,218	6,672
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A(1)(4)	10,267	9,482
Towd Point Mortgage Trust 2022-2
3.75%, 07/01/2062, Series 2022-2, Class A1(1)(4)	15,788	14,115
Towd Point Mortgage Trust 2022-3
3.75%, 08/01/2062, Series 2022-3, Class A1(1)(4)	15,530	13,977
Towd Point Mortgage Trust 2023-1
3.75%, 01/25/2063, Series 2023-1, Class A1(1)	7,736	7,074
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050, Series 2017-C5, Class A4	21,500	19,600
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051, Series 2018-C9, Class A3	8,450	7,689
UBS-BAMLL Trust 2012-WRM
3.66%, 06/10/2030, Series 2012-WRM, Class A(1)	57	52
UBS-Barclays Commercial Mortgage Trust 2012-C2
0.91%, 05/10/2063, Series 2012-C2, Class XA(1)(4)(10)	422	0
Vendee Mortgage Trust 1994-1
4.25%, 02/15/2024, Series 1994-1, Class 1(4)	1	1
6.50%, 02/15/2024, Series 1994-1, Class 2ZB	10	10
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026, Series 1996-1, Class 1Z	25	25

Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026, Series 1996-2, Class 1Z	11	11
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027, Series 1997-1, Class 2Z	37	37
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028, Series 1998-1, Class 2E	30	29
VM Master Issuer LLC
5.16%, 05/24/2025, Series 2022-1, Class A1(1)(4)	10,800	10,593
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.00%, 03/15/2045, Series 2006-C24, Class XC(1)(4)(10)	278	0
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
5.73%, 10/25/2033, Series 2003-AR11, Class A6(4)	87	80
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
5.61%, 08/25/2033, Series 2003-AR7, Class A7(4)	28	26
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
5.68%, 09/25/2033, Series 2003-AR9, Class 1A6(4)	158	145
5.91%, 09/25/2033, Series 2003-AR9, Class 2A(4)	15	14
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033, Series 2003-S1, Class A5	34	33
WaMu Mortgage Pass-Through Certificates Series 2003-S4
2.52% (1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033, Series 2003-S4, Class 2A10(3)(9)	9	7
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033, Series 2003-S9, Class P	1	1
5.25%, 10/25/2033, Series 2003-S9, Class A8	107	100
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
4.19%, 01/25/2035, Series 2004-AR14, Class A1(4)	933	841
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
4.52%, 06/25/2034, Series 2004-AR3, Class A2(4)	45	41
4.52%, 06/25/2034, Series 2004-AR3, Class A1(4)	802	722
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
6.00%, 08/25/2034, Series 2004-CB2, Class 3A	289	281
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
6.50%, 10/25/2034, Series 2004-CB3, Class 2A	838	820
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033, Series 2004-RS2, Class A4	17	15
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034, Series 2004-S2, Class 2A4	75	72
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034, Series 2004-S3, Class 1A5	6	6
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
4.22%, 09/25/2036, Series 2006-AR10, Class 2P(4)	4	3
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
4.43%, 08/25/2046, Series 2006-AR8, Class 1A2(4)	28	24
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035, Series 2005-1, Class CP	4	3
5.50%, 03/25/2035, Series 2005-1, Class 1A1	40	35
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
0.00% (1 Month Term SOFR + 4.89%, 5.00% Cap), 04/25/2035, Series 2005-2, Class 2A3(3)(9)	69	1
0.00% (1 Month Term SOFR + 4.94%, 5.05% Cap), 04/25/2035, Series 2005-2, Class 1A4(3)(9)	329	6
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035, Series 2005-4, Class CX	115	18
5.50%, 06/25/2035, Series 2005-4, Class CB7	115	99
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035, Series 2005-6, Class 2A4	18	15
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036, Series 2006-1, Class 3A2	9	8
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033, Series 2003-MS7, Class P(10)	0	0
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033, Series 2003-1, Class APO	1	1
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037, Series 2007-PA3, Class 1A2	11	9
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048, Series 2015-C26, Class ASB	2,329	2,279
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048, Series 2015-C29, Class A3	6,649	6,366
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058, Series 2015-C30, Class A4	729	695
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048, Series 2015-C31, Class A4	3,280	3,098
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058, Series 2015-NXS2, Class A4	15,000	14,452
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048, Series 2015-P2, Class A4	7,273	6,885
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049, Series 2016-C34, Class A4	3,698	3,387
Wells Fargo Commercial Mortgage Trust 2016-NXS6
2.64%, 11/15/2049, Series 2016-NXS6, Class A3	20,000	18,401
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050, Series 2017-C38, Class A4	12,678	11,537
Wells Fargo Commercial Mortgage Trust 2017-RC1
3.63%, 01/15/2060, Series 2017-RC1, Class A4	10,000	9,248
Wells Fargo Commercial Mortgage Trust 2018-C47
4.44%, 09/15/2061, Series 2018-C47, Class A4	8,850	8,221
Wells Fargo Commercial Mortgage Trust 2020-C57
1.86%, 08/15/2053, Series 2020-C57, Class A3	19,500	15,164
Wells Fargo Commercial Mortgage Trust 2020-C58
1.81%, 07/15/2053, Series 2020-C58, Class A3	23,000	17,987
Wells Fargo Commercial Mortgage Trust 2021-SAVE
6.60% (1 Month Term SOFR + 1.26%, 1.15% Floor), 02/15/2040, Series 2021-SAVE, Class A(1)(3)	3,138	2,997

Wells Fargo Commercial Mortgage Trust 2022-C62
4.00%, 04/15/2055, Series 2022-C62, Class A4(4)	6,756	5,852
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037, Series 2007-7, Class A7	6	5
WFRBS Commercial Mortgage Trust 2013-C11
4.19%, 03/15/2045, Series 2013-C11, Class D(1)(4)	300	210
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047, Series 2014-C21, Class A5	7,000	6,816
WFRBS Commercial Mortgage Trust 2014-C25
3.63%, 11/15/2047, Series 2014-C25, Class A5	3,846	3,714
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047, Series 2014-LC14, Class A4	3,146	3,137

Total Mortgage-Backed Obligations (Cost: $6,594,625)		5,865,985

Total Bonds & Notes (Cost: $17,831,589)		15,745,510

	Shares (000s)	Value (000s)
PREFERRED STOCKS – 0.01%
Financials – 0.01%
State Street Corp., 5.35%	95	2,204

Total Financials		2,204

Total Preferred Stocks (Cost: $2,375)		2,204

SHORT-TERM INVESTMENTS – 2.97%
Money Market Funds – 2.97%
Fidelity Institutional Money Market Government Fund—Class I, 5.27%(12)	475,616	475,616

Total Money Market Funds (Cost: $475,616)		475,616

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.00%(13)
Citibank, New York, 4.83% due 10/02/2023	$681	681

Total Time Deposits (Cost: $681)		681

Total Short-Term Investments (Cost: $476,297)		476,297

TOTAL INVESTMENTS IN SECURITIES – 101.18% (Cost: $18,310,261)		16,224,011

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.18)%		(189,002)

TOTAL NET ASSETS – 100.00%		$16,035,009

Percentages are stated as a percent of net assets.

REIT Real Estate Investment Trust

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,328,655, which represents 20.76% of total net assets.

(2)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of September 30, 2023.
(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2023.
(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of September 30, 2023.
(5)	Security in default as of September 30, 2023. The value of these securities totals $422, which represents 0.00% of total net assets.
(6)	Non-income producing security.
(7)	Inflation protected security. The value of these securities totals $3,513, which represents 0.02% of total net assets.
(8)	Assigned as collateral for certain futures contracts. The value of these pledged issues totals $40,538, which represents 0.25% of total net assets.
(9)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(10)	A zero balance may reflect actual amounts rounding to less than one thousand.
(11)	Delayed delivery purchase commitment security. The value of these securities totals $219,416, which represents 1.37% of total net assets.
(12)	Represents annualized seven-day yield as of the close of the reporting period.
(13)	Amount calculated is less than 0.005%.
(14)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $4,734, which represents 0.03% of total net assets.
(15)	Security that is restricted at September 30, 2023. The value of these securities totals $6,059, which represents 0.04% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
3,282	U.S. 5 Year Note Future	Dec. 2023	$348,967	$345,790	$(3,177)
1,609	U.S. 10 Year Note Future	Dec. 2023	176,687	173,872	(2,815)
401	U.S. Long Bond Future	Dec. 2023	47,825	45,627	(2,198)
231	U.S. 2 Year Note Future	Dec. 2023	46,942	46,826	(116)
154	U.S. Ultra 10 Year Note Future	Dec. 2023	17,696	17,181	(515)
2,093	U.S. Ultra Bond Future	Dec. 2023	265,895	248,413	(17,482)

					$(26,303)

Bridge Builder Core Plus Bond Fund

Schedule of Investments

September 30, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 94.88%
Asset-Backed Obligations – 12.11%
522 Funding CLO 2018-3A Ltd.
6.63% (3 Month Term SOFR + 1.30%, 1.04% Floor), 10/20/2031, Series 2018-3A, Class AR(1)(2)	$2,870	$2,848
522 Funding CLO 2019-5 Ltd.
6.64% (3 Month Term SOFR + 1.33%, 1.33% Floor), 04/15/2035, Series 2019-5A, Class AR(1)(2)	4,710	4,650
Aaset 2021-2 Trust
2.80%, 01/15/2047, Series 2021-2A, Class A(1)	7,116	6,083
AASET 2022-1 LLC
6.00%, 05/16/2047, Series 2022-1A, Class A(1)	1,824	1,756
ABFC 2005-WMC1 Trust
6.17% (1 Month Term SOFR + 0.85%, 0.74% Floor), 06/25/2035, Series 2005-WMC1, Class M3(2)	3,737	3,538
ABFC 2007-NC1 Trust
5.73% (1 Month Term SOFR + 0.41%, 0.30% Floor), 05/25/2037, Series 2007-NC1, Class A2(1)(2)	8,260	7,568
Accredited Mortgage Loan Trust 2006-2
5.69% (1 Month Term SOFR + 0.37%, 0.26% Floor), 09/25/2036, Series 2006-2, Class A4(2)	130	127
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
6.36% (1 Month Term SOFR + 1.04%, 0.93% Floor), 11/25/2034, Series 2004-HE3, Class M1(2)	3,661	3,583
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
6.14% (1 Month Term SOFR + 0.82%, 0.71% Floor), 05/25/2035, Series 2005-HE3, Class M3(2)	2,221	2,160
ACE Securities Corp. Mortgage Loan Trust Series 2007-D1
6.93%, 02/25/2038, Series 2007-D1, Class A4(1)(3)	157	119
ACRES Commercial Realty 2021-FL2 Ltd.
6.85% (1 Month Term SOFR + 1.51%, 1.51% Floor), 01/15/2037, Series 2021-FL2, Class A(1)(2)	5,330	5,269
Aegis Asset Backed Securities Corp. Mortgage Pass-Through Certificates Series 2003-2
6.56% (1 Month Term SOFR + 1.24%, 1.13% Floor), 11/25/2033, Series 2003-2, Class M1(2)	586	549
Affirm Asset Securitization Trust 2023-B
6.82%, 09/15/2028, Series 2023-B, Class A(1)	5,360	5,367
AGL Core CLO 15 Ltd.
6.74% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/20/2035, Series 2021-15A, Class A1(1)(2)	3,850	3,814
Aimco CLO 12 Ltd.
6.48% (3 Month Term SOFR + 1.17%, 1.17% Floor), 01/17/2032, Series 2020-12A, Class AR(1)(2)	2,189	2,177
Aligned Data Centers Issuer LLC
1.94%, 08/15/2046, Series 2021-1A, Class A2(1)	17,968	15,717
Allegro CLO IX Ltd.
6.73% (3 Month Term SOFR + 1.43%, 1.17% Floor), 10/16/2031, Series 2018-3A, Class A(1)(2)	11,400	11,339
American Credit Acceptance Receivables Trust 2020-3
2.40%, 06/15/2026, Series 2020-3, Class D(1)	101	100
American Credit Acceptance Receivables Trust 2020-4
1.77%, 12/14/2026, Series 2020-4, Class D(1)	2,785	2,728
American Credit Acceptance Receivables Trust 2021-4
1.82%, 02/14/2028, Series 2021-4, Class D(1)	3,655	3,462
American Credit Acceptance Receivables Trust 2022-1
2.46%, 03/13/2028, Series 2022-1, Class D(1)	3,475	3,293
American Credit Acceptance Receivables Trust 2022-4
7.86%, 02/15/2029, Series 2022-4, Class C(1)	1,650	1,662
American Credit Acceptance Receivables Trust 2023-2
5.96%, 08/13/2029, Series 2023-2, Class C(1)	9,950	9,799
American Credit Acceptance Receivables Trust 2023-3
6.82%, 10/12/2029, Series 2023-3, Class D(1)	3,310	3,292
American Homes 4 Rent 2014-SFR2 Trust
6.23%, 10/17/2036, Series 2014-SFR2, Class E(1)	515	510
American Homes 4 Rent 2015-SFR1 Trust
5.64%, 04/17/2052, Series 2015-SFR1, Class E(1)	6,400	6,290
5.89%, 04/17/2052, Series 2015-SFR1, Class F(1)	2,378	2,340
AmeriCredit Automobile Receivables Trust 2019-3
2.58%, 09/18/2025, Series 2019-3, Class D	1,330	1,308
AmeriCredit Automobile Receivables Trust 2020-1
1.80%, 12/18/2025, Series 2020-1, Class D	3,030	2,934
AmeriCredit Automobile Receivables Trust 2020-2
2.13%, 03/18/2026, Series 2020-2, Class D	5,720	5,469
AmeriCredit Automobile Receivables Trust 2020-3
1.49%, 09/18/2026, Series 2020-3, Class D	7,135	6,652
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class B(1)	20,305	18,456
Anchorage Capital CLO 15 Ltd.
6.79% (3 Month Term SOFR + 1.46%, 1.20% Floor), 07/20/2034, Series 2020-15A, Class AR(1)(2)	250	248
Anchorage Capital CLO 16 Ltd.
6.78% (3 Month Term SOFR + 1.46%, 1.20% Floor), 01/19/2035, Series 2020-16A, Class A1R(1)(2)	2,870	2,839
Anchorage Capital CLO 3-R Ltd.
6.68% (3 Month Term SOFR + 1.31%), 01/28/2031, Series 2014-3RA, Class A(1)(2)	425	423
Apidos CLO XX
6.67% (3 Month Term SOFR + 1.36%), 07/16/2031, Series 2015-20A, Class A1RA(1)(2)	4,190	4,181
Apidos CLO XXIII
6.79% (3 Month Term SOFR + 1.48%, 1.22% Floor), 04/15/2033, Series 2015-23A, Class AR(1)(2)	5,000	4,984
Apidos CLO XXIV
6.54% (3 Month Term SOFR + 1.21%, 0.95% Floor), 10/20/2030, Series 2016-24A, Class A1AL(1)(2)	1,700	1,691
Applebee’s Funding LLC / IHOP Funding LLC
7.82%, 03/05/2053, Series 2023-1A, Class A2(1)	10,610	10,460

Apres Static CLO Ltd.
7.97% (3 Month Term SOFR + 2.66%), 10/15/2028, Series 2019-1A, Class BR(1)(2)		10,045	10,038
Aqua Finance Trust 2021-A
2.40%, 07/17/2046, Series 2021-A, Class B(1)		1,550	1,241
Arbor Realty Commercial Real Estate Notes 2021-FL1 Ltd.
6.42% (1 Month Term SOFR + 1.08%, 0.97% Floor), 12/15/2035, Series 2021-FL1, Class A(1)(2)		265	263
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
8.00% (1 Month Term SOFR + 2.66%, 2.66% Floor), 08/15/2034, Series 2021-FL3, Class E(1)(2)		6,250	5,779
Arbor Realty Commercial Real Estate Notes 2021-FL4 Ltd.
6.80% (1 Month Term SOFR + 1.46%, 1.46% Floor), 11/15/2036, Series 2021-FL4, Class A(1)(2)		11,190	11,037
Arbor Realty Commercial Real Estate Notes 2022-FL1 Ltd.
6.76% (30-day Average SOFR + 1.45%, 1.45% Floor), 01/15/2037, Series 2022-FL1, Class A(1)(2)		10,329	10,234
Arbor Realty Commercial Real Estate Notes 2022-FL2 Ltd.
7.18% (1 Month Term SOFR + 1.85%, 1.85% Floor), 05/15/2037, Series 2022-FL2, Class A(1)(2)		2,733	2,713
Ares European CLO VII DAC
4.63% (3 Month EURIBOR + 0.66%, 0.66% Floor), 10/15/2030, Series 7A, Class A1RR(1)(2)	EUR	26,261	27,359
Ares LIX CLO Ltd.
6.64% (3 Month Term SOFR + 1.29%, 1.03% Floor), 04/25/2034, Series 2021-59A, Class A(1)(2)		$6,590	6,493
7.01% (3 Month Term SOFR + 1.66%, 1.40% Floor), 04/25/2034, Series 2021-59A, Class B1(1)(2)		4,500	4,410
Ares LXII CLO Ltd.
7.26% (3 Month Term SOFR + 1.91%, 1.91% Floor), 01/25/2034, Series 2021-62A, Class B(1)(2)		8,350	8,152
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC 2006-HE3
3.11% (1 Month Term SOFR + 0.56%, 0.45% Floor), 03/25/2036, Series 2006-HE3, Class M1(2)		12,287	10,052
Aurium CLO III DAC
4.64% (3 Month EURIBOR + 0.67%, 0.67% Floor), 04/16/2030, Series 3A, Class AR(1)(2)	EUR	892	928
Avis Budget Rental Car Funding AESOP LLC
2.02%, 02/20/2027, Series 2020-2A, Class A(1)		$9,740	8,888
2.35%, 02/20/2028, Series 2021-2A, Class C(1)		3,030	2,596
4.08%, 02/20/2028, Series 2021-2A, Class D(1)		7,500	6,388
7.24%, 06/20/2029, Series 2023-4A, Class C(1)		5,640	5,600
7.34%, 02/20/2030, Series 2023-8A, Class C(1)		1,870	1,871
Bain Capital Credit CLO 2018-2
6.66% (3 Month Term SOFR + 1.34%), 07/19/2031, Series 2018-2A, Class A1(1)(2)		250	249
Bain Capital Credit CLO 2020-4 Ltd.
7.00% (3 Month Term SOFR + 1.67%, 1.67% Floor), 10/20/2033, Series 2020-4A, Class A1(1)(2)		250	250
Bain Capital Credit CLO 2021-4 Ltd.
6.76% (3 Month Term SOFR + 1.43%, 1.17% Floor), 10/20/2034, Series 2021-4A, Class A1(1)(2)		2,840	2,827
7.24% (3 Month Term SOFR + 1.91%, 1.65% Floor), 10/20/2034, Series 2021-4A, Class B(1)(2)		4,075	3,992
Bain Capital Euro CLO 2018-2 DAC
4.45% (3 Month EURIBOR + 0.74%, 0.74% Floor), 01/20/2032, Series 2018-2A, Class AR(1)(2)	EUR	24,755	25,676
Ballyrock CLO 15 Ltd.
6.63% (3 Month Term SOFR + 1.32%, 1.06% Floor), 04/15/2034, Series 2021-1A, Class A1(1)(2)		$10,050	9,917
Barclays Mortgage Trust 2021-NPL1
2.00%, 11/25/2051, Series 2021-NPL1, Class A(1)(3)		1,543	1,386
Barings CLO Ltd. 2018-III
6.54% (3 Month Term SOFR + 1.21%), 07/20/2029, Series 2018-3A, Class A1(1)(2)		318	317
BCMSC Trust 1999-B
6.61%, 12/15/2029, Series 1999-B, Class A1B(4)		3,594	379
BDS 2021-FL10 Ltd.
6.80% (1 Month Term SOFR + 1.46%, 1.46% Floor), 12/16/2036, Series 2021-FL10, Class A(1)(2)		15,910	15,634
BDS 2021-FL7 Ltd.
6.52% (1 Month Term SOFR + 1.18%, 1.07% Floor), 06/16/2036, Series 2021-FL7, Class A(1)(2)		6,808	6,721
BDS 2022-FL11 LLC
7.13% (1 Month Term SOFR + 1.80%, 1.80% Floor), 03/19/2039, Series 2022-FL11, Class ATS(1)(2)		2,871	2,849
Bear Stearns Asset Backed Securities I Trust 2004-HE6
5.24% (1 Month Term SOFR + 0.97%, 0.86% Floor), 08/25/2034, Series 2004-HE6, Class M1(2)		6,746	6,403
Bear Stearns Asset Backed Securities I Trust 2005-AQ1
6.56% (1 Month Term SOFR + 1.24%, 1.13% Floor), 03/25/2035, Series 2005-AQ1, Class M3(2)		191	188
Bear Stearns Asset Backed Securities I Trust 2005-EC1
4.92% (1 Month Term SOFR + 0.89%, 0.78% Floor), 11/25/2035, Series 2005-EC1, Class M3(2)		6,039	5,985
Bear Stearns Asset Backed Securities I Trust 2005-HE1
5.33% (1 Month Term SOFR + 2.44%, 2.33% Floor), 01/25/2035, Series 2005-HE1, Class M5(2)		1,292	1,168
Bear Stearns Asset Backed Securities I Trust 2007-HE2
5.59% (1 Month Term SOFR + 0.27%, 0.16% Floor), 02/25/2037, Series 2007-HE2, Class 2A3(2)		1,717	1,697
Benefit Street Partners CLO IV Ltd.
7.14% (3 Month Term SOFR + 1.81%, 1.55% Floor), 01/20/2032, Series 2014-IVA, Class A2AR(1)(2)		9,595	9,472
Benefit Street Partners CLO X Ltd.
6.80% (3 Month Term SOFR + 1.47%, 1.21% Floor), 04/20/2034, Series 2016-10A, Class A1RR(1)(2)		12,795	12,684
Benefit Street Partners CLO XX Ltd.
6.74% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/15/2034, Series 2020-20A, Class AR(1)(2)		6,155	6,116
BHG Securitization Trust 2022-A
2.70%, 02/20/2035, Series 2022-A, Class B(1)		12,175	10,975
BHG Securitization Trust 2022-C
5.93%, 10/17/2035, Series 2022-C, Class B(1)		551	537
Birch Grove CLO 2 Ltd.
6.84% (3 Month Term SOFR + 1.52%, 1.26% Floor), 10/19/2034, Series 2021-2A, Class A1(1)(2)		4,000	3,957
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041, Series 2016-1A, Class A(1)(3)		937	863
BPCRE 2022-FL2 Ltd.
7.73% (1 Month Term SOFR + 2.40%, 2.40% Floor), 01/16/2037, Series 2022-FL2, Class A(1)(2)		1,493	1,488
BRE Grand Islander Timeshare Issuer 2019-A LLC
3.28%, 09/26/2033, Series 2019-A, Class A(1)		1,042	979
BSPRT 2021-FL7 Issuer Ltd.
6.77% (1 Month Term SOFR + 1.43%, 1.43% Floor), 12/15/2038, Series 2021-FL7, Class A(1)(2)		9,900	9,750
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(1)		1,845	1,678
Carlyle Global Market Strategies CLO 2013-4 Ltd.
6.57% (3 Month Term SOFR + 1.26%, 1.00% Floor), 01/15/2031, Series 2013-4A, Class A1RR(1)(2)		1,049	1,046

Carlyle Global Market Strategies CLO 2014-1 Ltd.
6.54% (3 Month Term SOFR + 1.23%, 0.97% Floor), 04/17/2031, Series 2014-1A, Class A1R2(1)(2)	993	990
Carlyle Global Market Strategies CLO 2014-2R Ltd.
6.68% (3 Month Term SOFR + 1.31%), 05/15/2031, Series 2014-2RA, Class A1(1)(2)	1,164	1,161
Carlyle Global Market Strategies CLO 2014-3-R Ltd.
6.67% (3 Month Term SOFR + 1.31%), 07/27/2031, Series 2014-3RA, Class A1A(1)(2)	2,321	2,314
Carlyle Global Market Strategies CLO 2014-5 Ltd.
6.71% (3 Month Term SOFR + 1.40%, 1.14% Floor), 07/15/2031, Series 2014-5A, Class A1RR(1)(2)	9,518	9,496
Carlyle U.S. CLO 2017-4 Ltd.
6.75% (3 Month Term SOFR + 1.44%, 1.18% Floor), 01/15/2030, Series 2017-4A, Class A1(1)(2)	12,243	12,206
Carlyle U.S. CLO 2019-1 Ltd.
6.67% (3 Month Term SOFR + 1.34%, 1.08% Floor), 04/20/2031, Series 2019-1A, Class A1AR(1)(2)	3,980	3,957
Carlyle U.S. CLO 2021-1 Ltd.
6.71% (3 Month Term SOFR + 1.40%, 1.14% Floor), 04/15/2034, Series 2021-1A, Class A1(1)(2)	1,750	1,743
CarMax Auto Owner Trust 2020-1
2.64%, 07/15/2026, Series 2020-1, Class D	2,622	2,580
CarMax Auto Owner Trust 2020-3
2.53%, 01/15/2027, Series 2020-3, Class D	1,510	1,459
CarMax Auto Owner Trust 2020-4
1.75%, 04/15/2027, Series 2020-4, Class D	1,875	1,764
CarMax Auto Owner Trust 2021-1
1.28%, 07/15/2027, Series 2021-1, Class D	825	761
CarMax Auto Owner Trust 2021-3
1.50%, 01/18/2028, Series 2021-3, Class D	2,010	1,811
CarMax Auto Owner Trust 2022-1
2.47%, 07/17/2028, Series 2022-1, Class D	1,235	1,119
CarMax Auto Owner Trust 2023-2
6.55%, 10/15/2029, Series 2023-2, Class D	1,155	1,127
Carvana Auto Receivables Trust 2021-N3
1.02%, 06/12/2028, Series 2021-N3, Class C	1,156	1,063
Carvana Auto Receivables Trust 2021-N4
1.72%, 09/11/2028, Series 2021-N4, Class C	949	898
2.30%, 09/11/2028, Series 2021-N4, Class D	5,760	5,479
Carvana Auto Receivables Trust 2021-P3
1.93%, 10/12/2027, Series 2021-P3, Class C	5,460	4,671
Carvana Auto Receivables Trust 2021-P4
2.33%, 02/10/2028, Series 2021-P4, Class C	2,720	2,345
Carvana Auto Receivables Trust 2023-N1
6.69%, 07/10/2029, Series 2023-N1, Class D(1)	1,140	1,114
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043, Series 2018-1, Class A(1)	2,122	1,929
CBAM 2019-9 Ltd.
6.85% (3 Month Term SOFR + 1.54%, 1.28% Floor), 02/12/2030, Series 2019-9A, Class A(1)(2)	10,233	10,201
Cedar Funding IX CLO Ltd.
6.57% (3 Month Term SOFR + 1.24%, 0.98% Floor), 04/20/2031, Series 2018-9A, Class A1(1)(2)	8,110	8,083
Cedar Funding X CLO Ltd.
7.19% (3 Month Term SOFR + 1.86%, 1.60% Floor), 10/20/2032, Series 2019-10A, Class BR(1)(2)	5,430	5,366
Centex Home Equity Loan Trust 2005-B
6.08% (1 Month Term SOFR + 0.76%, 0.65% Floor), 03/25/2035, Series 2005-B, Class M2(2)	1,942	1,916
Centex Home Equity Loan Trust 2005-D
6.07% (1 Month Term SOFR + 1.07%, 0.96% Floor), 10/25/2035, Series 2005-D, Class M5(2)	2,131	2,073
Centex Home Equity Loan Trust 2006-A
5.76% (1 Month Term SOFR + 0.61%, 0.50% Floor), 06/25/2036, Series 2006-A, Class M3(2)	9,500	8,377
CHEC Loan Trust 2004-2
6.39% (1 Month Term SOFR + 1.07%, 0.96% Floor), 06/25/2034, Series 2004-2, Class M1(2)	1,095	1,064
Chesapeake Funding II LLC
6.69%, 05/15/2035, Series 2023-1A, Class D(1)	665	653
CIFC Funding 2015-IV Ltd.
6.66% (3 Month Term SOFR + 1.33%, 1.33% Floor), 04/20/2034, Series 2015-4A, Class A1A2(1)(2)	19,600	19,475
7.04% (3 Month Term SOFR + 1.71%, 1.71% Floor), 04/20/2034, Series 2015-4A, Class A2R2(1)(2)	2,145	2,114
CIFC Funding 2017-III Ltd.
6.81% (3 Month Term SOFR + 1.48%), 07/20/2030, Series 2017-3A, Class A1(1)(2)	453	452
CIFC Funding 2018-I Ltd.
6.57% (3 Month Term SOFR + 1.26%), 04/18/2031, Series 2018-1A, Class A(1)(2)	3,400	3,387
CIFC Funding 2019-V Ltd.
6.71% (3 Month Term SOFR + 1.40%, 1.14% Floor), 01/15/2035, Series 2019-5A, Class A1R1(1)(2)	3,350	3,315
CIFC Funding 2021-VII Ltd.
6.74% (3 Month Term SOFR + 1.39%, 1.13% Floor), 01/23/2035, Series 2021-7A, Class A1(1)(2)	11,700	11,633
CIM Trust 2021-NR2
2.57%, 07/25/2059, Series 2021-NR2, Class A1(1)(3)	4,839	4,656
CIM Trust 2021-NR3
2.57%, 06/25/2057, Series 2021-NR3, Class A1(1)(3)	7,936	7,684
CIM TRUST 2023-NR2
6.00%, 06/25/2062, Series 2023-NR2, Class A1(1)(3)	17,284	16,777
CIT Mortgage Loan Trust 2007-1
6.93% (1 Month Term SOFR + 1.61%, 1.50% Floor), 10/25/2037, Series 2007-1, Class 1M1(1)(2)	2,000	1,937
Citigroup Mortgage Loan Trust, Inc.
6.06% (1 Month Term SOFR + 0.74%, 0.63% Floor), 02/25/2035, Series 2005-OPT1, Class M1(2)	1,685	1,519
6.33% (1 Month Term SOFR + 1.01%, 0.90% Floor), 09/25/2035, Series 2005-HE3, Class M4(2)	7,900	7,291
6.33% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/25/2035, Series 2005-HE4, Class M4(2)	14,327	10,702
CLI Funding VIII LLC
6.31%, 06/18/2048, Series 2023-1A, Class A(1)	6,644	6,586
Clover CLO 2019-2 Ltd.
7.21% (3 Month Term SOFR + 1.86%, 1.86% Floor), 10/25/2033, Series 2019-2A, Class BR(1)(2)	4,500	4,446
Clover CLO 2021-2 LLC
6.76% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-2A, Class A(1)(2)	2,670	2,640

College Ave Student Loans 2021-A LLC
2.92%, 07/25/2051, Series 2021-A, Class C(1)	328	293
College Avenue Student Loans 2018-A LLC
4.13%, 12/26/2047, Series 2018-A, Class A2(1)	1,450	1,364
6.63% (1 Month Term SOFR + 1.31%), 12/26/2047, Series 2018-A, Class A1(1)(2)	1,064	1,053
College Avenue Student Loans LLC
7.08% (1 Month Term SOFR + 1.76%, 1.65% Floor), 11/26/2046, Series 2017-A, Class A1(1)(2)	1,870	1,876
Commonbond Student Loan Trust 2020-1
1.69%, 10/25/2051, Series 2020-1, Class A(1)	1,405	1,183
Commonwealth of Puerto Rico
0.00%, 11/01/2043(5)	1,531	794
Conseco Finance Securitizations Corp.
7.97%, 05/01/2032, Series 2000-4, Class A5	734	131
8.06%, 09/01/2029, Series 2000-1, Class A5(4)	13,024	2,496
8.31%, 05/01/2032, Series 2000-4, Class A6(4)	8,505	1,583
Conseco Financial Corp.
7.70%, 05/15/2027(4)	2,215	2,094
CoreVest American Finance 2018-2 Trust
4.03%, 11/15/2052, Series 2018-2, Class A(1)	1,918	1,913
CoreVest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(1)	1,394	1,327
3.16%, 10/15/2052, Series 2019-3, Class B(1)	1,470	1,241
CoreVest American Finance 2021-1 Trust
2.80%, 04/15/2053, Series 2021-1, Class C(1)	1,525	1,165
CoreVest American Finance 2021-2 Trust
2.48%, 07/15/2054, Series 2021-2, Class C(1)	3,100	2,375
CoreVest American Finance 2021-3 Trust
3.47%, 10/15/2054, Series 2021-3, Class D(1)	1,630	1,287
Countrywide Asset-Backed Certificates
5.93% (1 Month Term SOFR + 0.61%, 0.50% Floor), 01/25/2046, Series 2006-8, Class 2A4(2)	18,234	16,793
Credit Acceptance Auto Loan Trust 2020-2
2.73%, 11/15/2029, Series 2020-2A, Class C(1)	1,935	1,932
Credit Acceptance Auto Loan Trust 2021-3
1.63%, 09/16/2030, Series 2021-3A, Class C(1)	2,360	2,209
Credit Acceptance Auto Loan Trust 2021-4
1.94%, 02/18/2031, Series 2021-4, Class C(1)	5,235	4,789
Credit Acceptance Auto Loan Trust 2023-1
7.71%, 07/15/2033, Series 2023-1A, Class C(1)	2,135	2,141
Credit Acceptance Auto Loan Trust 2023-2
7.15%, 09/15/2033, Series 2023-2A, Class C(1)	3,525	3,465
Credit Acceptance Auto Loan Trust 2023-3
7.62%, 12/15/2033, Series 2023-3A, Class C(1)	1,430	1,422
Credit-Based Asset Servicing & Securitization LLC
5.73% (1 Month Term SOFR + 0.41%, 0.30% Floor), 10/25/2036, Series 2006-CB8, Class A2C(2)	10,283	8,277
5.95% (1 Month Term SOFR + 0.89%, 0.78% Floor), 07/25/2033, Series 2004-CB2, Class M1(2)	3,299	3,120
Crown City CLO III
6.76% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1A(1)(2)	250	247
CVS Pass-Through Trust
6.94%, 01/10/2030	721	722
CWABS Asset-Backed Certificates Trust 2004-13
6.86% (1 Month Term SOFR + 1.54%, 1.43% Floor), 06/25/2035, Series 2004-14, Class M4(2)	3,868	3,745
CWABS Asset-Backed Certificates Trust 2005-9
6.41% (1 Month Term SOFR + 1.09%, 0.98% Floor), 01/25/2036, Series 2005-9, Class M2(2)	4,327	4,149
CWABS Asset-Backed Certificates Trust 2005-AB4
5.91% (1 Month Term SOFR + 0.59%, 0.48% Floor), 03/25/2036, Series 2005-AB4, Class 1A(2)	1,650	1,460
CWABS Asset-Backed Certificates Trust 2006-2
5.66% (1 Month Term SOFR + 0.34%, 0.23% Floor), 04/25/2047, Series 2006-20, Class 2A4(2)	20,496	18,238
6.06% (1 Month Term SOFR + 0.74%, 0.63% Floor), 06/25/2036, Series 2006-2, Class M2(2)	24,500	22,556
CWABS Asset-Backed Certificates Trust 2006-22
5.65% (1 Month Term SOFR + 0.33%, 0.22% Floor), 05/25/2047, Series 2006-22, Class 2A4(2)	6,584	6,023
CWABS Asset-Backed Certificates Trust 2006-BC1
6.02% (1 Month Term SOFR + 0.70%, 0.59% Floor), 04/25/2036, Series 2006-BC1, Class M3(2)	1,000	880
CWABS Asset-Backed Certificates Trust 2007-10
5.61% (1 Month Term SOFR + 0.29%, 0.18% Floor), 06/25/2047, Series 2007-10, Class 1A1(2)	23,215	21,481
CWABS Asset-Backed Certificates Trust 2007-2
5.65% (1 Month Term SOFR + 0.33%, 0.22% Floor), 08/25/2037, Series 2007-2, Class 2A4(2)	25,730	22,318
CWABS Asset-Backed Certificates Trust 2007-8
5.68% (1 Month Term SOFR + 0.36%, 0.25% Floor), 02/25/2036, Series 2007-9, Class 2A4(2)	1,282	1,194
CWABS Asset-Backed Certificates Trust 2007-BC2
6.01% (1 Month Term SOFR + 0.69%, 0.58% Floor), 06/25/2037, Series 2007-BC2, Class 2A4(2)	5,456	5,187
CWABS Revolving Home Equity Loan Trust Series 2004-T
5.69% (1 Month Term SOFR + 0.35%, 0.24% Floor, 16.00% Cap), 02/15/2030, Series 2004-T, Class 2A(2)	2,458	2,408
CWABS, Inc. Asset-backed Certificates Series 2007-12
6.17% (1 Month Term SOFR + 0.85%, 0.74% Floor), 08/25/2047, Series 2007-12, Class 1A1(2)	2,977	2,809
CWHEQ Revolving Home Equity Loan Resuritization Trust Series 2006-RES
5.64% (1 Month Term SOFR + 0.30%, 0.19% Floor, 16.00% Cap), 05/15/2035, Series 2006-RES, Class 5B1B(1)(2)	151	151
CWHEQ Revolving Home Equity Loan Trust Series 2006-I
5.59% (1 Month Term SOFR + 0.25%, 0.14% Floor), 01/15/2037, Series 2006-I, Class 1A(2)	90	81
DB Master Finance LLC
4.03%, 11/20/2047, Series 2017-1A, Class A2II(1)	2,075	1,885
Dewolf Park CLO Ltd.
7.02% (3 Month Term SOFR + 1.71%, 1.35% Floor), 10/15/2030, Series 2017-1A, Class BR(1)(2)	12,235	12,060
Diameter Capital CLO 1 Ltd.
6.81% (3 Month Term SOFR + 1.50%, 1.50% Floor), 07/15/2036, Series 2021-1A, Class A1A(1)(2)	4,390	4,351
Diameter Capital CLO 3 Ltd.
6.70% (3 Month Term SOFR + 1.39%, 1.39% Floor), 04/15/2037, Series 2022-3A, Class A1A(1)(2)	4,770	4,716
Digicel Group Holdings Ltd.
8.00%, 04/01/2025(1)(6)(7)	285	60

Domino’s Pizza Master Issuer LLC
2.66%, 04/25/2051, Series 2021-1A, Class A2I(1)	4,888	4,120
3.67%, 10/25/2049, Series 2019-1A, Class A2(1)	2,060	1,783
4.33%, 07/25/2048, Series 2018-1A, Class A2II(1)	2,372	2,202
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029, Series 2021-1, Class D	6,530	6,180
Dryden 30 Senior Loan Fund
6.45% (3 Month Term SOFR + 1.08%), 11/15/2028, Series 2013-30A, Class AR(1)(2)	760	758
Dryden 36 Senior Loan Fund
6.59% (3 Month Term SOFR + 1.28%, 1.02% Floor), 04/15/2029, Series 2014-36A, Class AR3(1)(2)	7,529	7,514
Dryden 64 CLO Ltd.
6.54% (3 Month Term SOFR + 1.23%), 04/18/2031, Series 2018-64A, Class A(1)(2)	5,843	5,821
Dryden 83 CLO Ltd.
6.79% (3 Month Term SOFR + 1.48%, 1.22% Floor), 01/18/2032, Series 2020-83A, Class A(1)(2)	1,250	1,249
Dryden 86 CLO Ltd.
6.67% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/17/2034, Series 2020-86A, Class A1R(1)(2)	8,050	7,988
Dryden XXVI Senior Loan Fund
6.47% (3 Month Term SOFR + 1.16%), 04/15/2029, Series 2013-26A, Class AR(1)(2)	3,507	3,495
DT Auto Owner Trust 2019-3
2.96%, 04/15/2025, Series 2019-3A, Class D(1)	394	392
DT Auto Owner Trust 2021-1
1.16%, 11/16/2026, Series 2021-1A, Class D(1)	2,650	2,484
DT Auto Owner Trust 2022-1
3.40%, 12/15/2027, Series 2022-1A, Class D(1)	11,305	10,645
DT Auto Owner Trust 2023-2
6.62%, 02/15/2029, Series 2023-2A, Class D(1)	8,095	8,015
DT Auto Owner Trust 2023-3
7.12%, 05/15/2029, Series 2023-3A, Class D(1)	5,425	5,432
Eaton Vance CLO 2014-1R Ltd.
7.06% (3 Month Term SOFR + 1.75%), 07/15/2030, Series 2014-1RA, Class A2(1)(2)	1,000	988
Eaton Vance CLO 2019-1 Ltd.
6.67% (3 Month Term SOFR + 1.36%, 1.10% Floor), 04/15/2031, Series 2019-1A, Class AR(1)(2)	23,000	22,911
ECAF I Ltd.
3.47%, 06/15/2040, Series 2015-1A, Class A1(1)	223	134
ECMC Group Student Loan Trust
6.43% (30-day Average SOFR + 1.11%), 07/25/2069, Series 2019-1A, Class A1B(1)(2)	710	700
ECMC Group Student Loan Trust 2017-2
6.48% (30-day Average SOFR + 1.16%), 05/25/2067, Series 2017-2A, Class A(1)(2)	6,379	6,283
ECMC Group Student Loan Trust 2020-2
6.58% (30-day Average SOFR + 1.26%, 1.15% Floor), 11/25/2069, Series 2020-2A, Class A(1)(2)	28,238	28,060
EDvestinU Private Education Loan Issue No 4 LLC
5.25%, 11/25/2040, Series 2022-A, Class A(1)	1,020	992
Elara HGV Timeshare Issuer 2021-A LLC
2.09%, 08/27/2035, Series 2021-A, Class C(1)	377	337
ELFI Graduate Loan Program 2019-A LLC
2.54%, 03/25/2044, Series 2019-A, Class A(1)	1,414	1,252
ELFI Graduate Loan Program 2021-A LLC
2.09%, 12/26/2046, Series 2021-A, Class B(1)(4)	453	368
Ellington Loan Acquisition Trust 2007-1
6.53% (1 Month Term SOFR + 1.21%, 1.10% Floor), 05/25/2037, Series 2007-1, Class A1(1)(2)	602	571
Elmwood CLO 15 Ltd.
6.69% (3 Month Term SOFR + 1.34%, 1.34% Floor), 04/22/2035, Series 2022-2A, Class A1(1)(2)	11,210	11,128
Elmwood CLO I Ltd.
7.04% (3 Month Term SOFR + 1.71%, 1.45% Floor), 10/20/2033, Series 2019-1A, Class AR(1)(2)	2,000	2,003
Ent Auto Receivables Trust 2023-1
6.22%, 08/16/2027, Series 2023-1A, Class A2(1)	3,300	3,300
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026, Series 2020-2A, Class D(1)	2,127	2,115
Exeter Automobile Receivables Trust 2020-3
1.73%, 07/15/2026, Series 2020-3A, Class D	972	955
Exeter Automobile Receivables Trust 2021-2
1.08%, 11/16/2026, Series 2021-1A, Class D	2,515	2,423
Exeter Automobile Receivables Trust 2022-2
4.56%, 07/17/2028, Series 2022-2A, Class D	2,920	2,782
Exeter Automobile Receivables Trust 2022-6
6.32%, 05/15/2028, Series 2022-6A, Class C	2,180	2,165
Exeter Automobile Receivables Trust 2023-1
6.69%, 06/15/2029, Series 2023-1A, Class D	1,960	1,949
Exeter Automobile Receivables Trust 2023-2
5.61%, 09/15/2027, Series 2023-2A, Class B	22,400	22,152
6.32%, 08/15/2029, Series 2023-2A, Class D	4,420	4,345
Exeter Automobile Receivables Trust 2023-3
6.68%, 04/16/2029, Series 2023-3A, Class D	2,230	2,224
FHF Trust 2021-1
2.29%, 03/15/2027, Series 2021-1A, Class B(1)	4,000	3,784
FHF Trust 2022-1
4.43%, 01/18/2028, Series 2022-1A, Class A(1)	4,056	3,975
Fieldstone Mortgage Investment Trust Series 2006-3
5.71% (1 Month Term SOFR + 0.39%, 0.28% Floor, 12.25% Cap), 11/25/2036, Series 2006-3, Class 1A(2)	3,283	2,903
First Franklin Mortgage Loan Trust 2002-FF4
6.57% (1 Month Term SOFR + 1.24%, 1.13% Floor), 02/25/2033, Series 2002-FF4, Class 1A2(2)	3,235	3,037
First Franklin Mortgage Loan Trust 2003-FFH2
7.09% (1 Month Term SOFR + 1.76%, 1.65% Floor), 02/25/2034, Series 2003-FFH2, Class M1A(2)	3,574	3,540
First Franklin Mortgage Loan Trust 2004-FF7
7.61% (1 Month Term SOFR + 2.29%, 2.18% Floor), 09/25/2034, Series 2004-FF7, Class M5(2)	854	863
First Franklin Mortgage Loan Trust 2006-FF11
5.79% (1 Month Term SOFR + 0.47%, 0.36% Floor), 08/25/2036, Series 2006-FF11, Class 1A2(2)	26,104	24,602

First Franklin Mortgage Loan Trust 2006-FF16
5.85% (1 Month Term SOFR + 0.53%, 0.42% Floor), 12/25/2036, Series 2006-FF16, Class 2A4(2)		5,201	2,136
First Franklin Mortgage Loan Trust 2006-FF17
5.58% (1 Month Term SOFR + 0.26%, 0.15% Floor), 12/25/2036, Series 2006-FF17, Class A5(2)		2,820	2,433
First Franklin Mortgage Loan Trust 2006-FF2
6.03% (1 Month Term SOFR + 0.71%, 0.60% Floor), 02/25/2036, Series 2006-FF2, Class A5(2)		8,891	7,923
First Franklin Mortgage Loan Trust Series 2005-FF12
6.14% (1 Month Term SOFR + 0.82%, 0.71% Floor), 11/25/2036, Series 2005-FF12, Class M2(2)		1,667	1,570
First Investors Auto Owner Trust 2022-1
3.79%, 06/15/2028, Series 2022-1A, Class D(1)		2,875	2,683
FirstKey Homes 2020-SFR1 Trust
2.24%, 08/17/2037, Series 2020-SFR1, Class D(1)		1,590	1,455
2.79%, 08/17/2037, Series 2020-SFR1, Class E(1)		805	740
FirstKey Homes 2021-SFR1 Trust
2.39%, 08/17/2038, Series 2021-SFR1, Class E1(1)		4,795	4,161
FirstKey Homes 2021-SFR2 Trust
2.26%, 09/17/2038, Series 2021-SFR2, Class E1(1)		3,380	2,899
2.36%, 09/17/2038, Series 2021-SFR2, Class E2(1)		2,000	1,711
FirstKey Homes 2022-SFR2 Trust
4.50%, 07/17/2039, Series 2022-SFR2, Class D(1)		10,352	9,351
Flagship Credit Auto Trust 2019-3
2.86%, 12/15/2025, Series 2019-3, Class D(1)		2,064	2,028
Flagship Credit Auto Trust 2020-4
2.18%, 02/16/2027, Series 2020-4, Class D(1)		8,135	7,614
Flagship Credit Auto Trust 2021-1
1.27%, 03/15/2027, Series 2021-1, Class D(1)		1,480	1,358
Flagship Credit Auto Trust 2021-2
1.59%, 06/15/2027, Series 2021-2, Class D(1)		3,085	2,780
Flagship Credit Auto Trust 2022-2
4.76%, 05/17/2027, Series 2022-2, Class B(1)		5,200	5,079
Flagship Credit Auto Trust 2023-2
6.62%, 05/15/2029, Series 2023-2, Class D(1)		8,385	8,299
Flagship Credit Auto Trust 2023-3
6.58%, 08/15/2029, Series 2023-3, Class D(1)		1,205	1,191
Flatiron CLO 19 Ltd.
6.71% (3 Month Term SOFR + 1.34%, 1.08% Floor), 11/16/2034, Series 2019-1A, Class AR(1)(2)		500	498
Ford Auto Securitization Trust
2.47%, 02/15/2025, Series 2019-BA, Class A3(1)	CAD	1,028	753
2.76%, 04/15/2028, Series 2020-AA, Class C(1)		290	204
Ford Credit Auto Lease Trust 2023-B
6.97%, 06/15/2028, Series 2023-B, Class D		$2,810	2,806
Ford Credit Auto Owner Trust 2020-C
0.41%, 07/15/2025, Series 2020-C, Class A3		2,696	2,654
Ford Credit Auto Owner Trust 2021-A
0.30%, 08/15/2025, Series 2021-A, Class A3		6,098	5,978
Ford Credit Floorplan Master Owner Trust A
1.32%, 09/15/2027, Series 2020-2, Class B		4,235	3,856
Foundation Finance Trust 2023-2
6.53%, 06/15/2049, Series 2023-2A, Class A(1)		4,990	4,990
6.97%, 06/15/2049, Series 2023-2A, Class B(1)		1,585	1,585
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(1)		4,890	4,692
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(1)		3,280	3,032
FREED ABS Trust 2021-2
1.94%, 06/19/2028, Series 2021-2, Class C(1)		422	418
FREED ABS Trust 2021-3FP
2.37%, 11/20/2028, Series 2021-3FP, Class D(1)		3,655	3,451
FREED ABS Trust 2022-1FP
3.35%, 03/19/2029, Series 2022-1FP, Class D(1)		3,290	3,058
Fremont Home Loan Trust 2003-1
6.71% (1 Month Term SOFR + 1.39%, 1.28% Floor), 02/25/2033, Series 2003-1, Class M1(2)		1,572	1,584
Fremont Home Loan Trust 2004-4
6.23% (1 Month Term SOFR + 0.91%, 0.80% Floor), 03/25/2035, Series 2004-4, Class M1(2)		19,623	18,305
Fremont Home Loan Trust 2004-C
6.41% (1 Month Term SOFR + 1.09%, 0.98% Floor), 08/25/2034, Series 2004-C, Class M1(2)		6,769	6,139
Fremont Home Loan Trust 2005-1
6.59% (1 Month Term SOFR + 1.27%, 1.16% Floor), 06/25/2035, Series 2005-1, Class M6(2)		3,072	2,394
Fremont Home Loan Trust 2005-2
6.18% (1 Month Term SOFR + 0.86%, 0.75% Floor), 06/25/2035, Series 2005-2, Class M3(2)		1,598	1,538
Fremont Home Loan Trust 2005-C
6.21% (1 Month Term SOFR + 0.89%, 0.78% Floor), 07/25/2035, Series 2005-C, Class M3(2)		10,200	9,572
6.36% (1 Month Term SOFR + 1.04%, 0.93% Floor), 07/25/2035, Series 2005-C, Class M4(2)		6,749	5,248
Fremont Home Loan Trust 2005-E
6.09% (1 Month Term SOFR + 0.77%, 0.66% Floor), 01/25/2036, Series 2005-E, Class 2A4(2)		8,031	7,512
Frontier Issuer LLC
6.60%, 08/20/2053, Series 2023-1, Class A2(1)		35,360	33,737
FS Rialto 2022-Fl4 Issuer LLC
7.21% (30-day Average SOFR + 1.90%, 1.90% Floor), 01/19/2039, Series 2022-FL4, Class A(1)(2)		4,908	4,852
FS Rialto 2022-FL6 Issuer LLC
7.91% (1 Month Term SOFR + 2.58%, 2.58% Floor), 08/17/2037, Series 2022-FL6, Class A(1)(2)		3,607	3,619
Galaxy XXII CLO Ltd.
6.77% (3 Month Term SOFR + 1.46%, 1.20% Floor), 04/16/2034, Series 2016-22A, Class ARR(1)(2)		6,490	6,449
Gallatin CLO IX 2018-1 Ltd.
6.65% (3 Month Term SOFR + 1.31%, 1.05% Floor), 01/21/2028, Series 2018-1A, Class A(1)(2)		2,167	2,166
Gallatin CLO VIII 2017-1 Ltd.
6.66% (3 Month Term SOFR + 1.35%, 1.09% Floor), 07/15/2031, Series 2017-1A, Class A1R(1)(2)		34,600	34,450

Generate CLO 5 Ltd.
6.79% (3 Month Term SOFR + 1.44%), 10/22/2031, Series 5A, Class A(1)(2)		500	498
Generate CLO 6 Ltd.
6.81% (3 Month Term SOFR + 1.46%, 1.20% Floor), 01/22/2035, Series 6A, Class A1R(1)(2)		750	745
Generate CLO 7 Ltd.
6.98% (3 Month Term SOFR + 1.63%, 1.37% Floor), 01/22/2033, Series 7A, Class A1(1)(2)		1,400	1,397
GITSIT Mortgage Loan Trust 2023-NPL1
8.35%, 05/25/2053, Series 2023-NPL1, Class A1(1)(3)(4)		7,355	7,372
GLS Auto Receivables Issuer Trust 2021-2
1.42%, 04/15/2027, Series 2021-2A, Class D(1)		5,235	4,866
GLS Auto Receivables Issuer Trust 2023-2
6.31%, 03/15/2029, Series 2023-2A, Class D(1)		3,335	3,284
GLS Auto Receivables Issuer Trust 2023-3
6.44%, 05/15/2029, Series 2023-3A, Class D(1)		2,425	2,396
GM Financial Consumer Automobile Receivables Trust 2021-1
0.35%, 10/16/2025, Series 2021-1, Class A3		2,038	1,996
GM Financial Consumer Automobile Receivables Trust 2021-2
0.51%, 04/16/2026, Series 2021-2, Class A3		8,498	8,255
GMF Floorplan Owner Revolving Trust
1.31%, 10/15/2025, Series 2020-2, Class C(1)		3,040	3,033
3.30%, 04/15/2026, Series 2019-2, Class C(1)		6,875	6,756
Goldentree Loan Management U.S. CLO 10 Ltd.
6.69% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/20/2034, Series 2021-10A, Class A(1)(2)		1,000	994
Goldentree Loan Management U.S. CLO 8 Ltd.
6.74% (3 Month Term SOFR + 1.41%, 1.15% Floor), 10/20/2034, Series 2020-8A, Class AR(1)(2)		4,735	4,714
GoldenTree Loan Opportunities IX Ltd.
6.74% (3 Month Term SOFR + 1.37%, 1.11% Floor), 10/29/2029, Series 2014-9A, Class AR2(1)(2)		5,355	5,351
Goldman Home Improvement Trust 2022-GRN2 Issuer Trust
6.80%, 10/25/2052, Series 2022-GRN2, Class A(1)		980	971
Golub Capital Partners CLO 41B-R Ltd.
6.91% (3 Month Term SOFR + 1.58%, 1.32% Floor), 01/20/2034, Series 2019-41A, Class AR(1)(2)		2,945	2,928
Golub Capital Partners CLO 51M Ltd.
7.18% (3 Month Term SOFR + 1.81%, 1.55% Floor), 05/05/2034, Series 2021-51A, Class A(1)(2)		25,300	24,960
Golub Capital Partners CLO 55B Ltd.
6.79% (3 Month Term SOFR + 1.46%, 1.20% Floor), 07/20/2034, Series 2021-55A, Class A(1)(2)		3,990	3,960
GoodLeap Sustainable Home Solutions Trust 2022-3
4.95%, 07/20/2049, Series 2022-3CS, Class A(1)		1,686	1,504
GoodLeap Sustainable Home Solutions Trust 2023-1
5.52%, 02/22/2055, Series 2023-1GS, Class A(1)		1,435	1,330
Gracie Point International Funding 2022-2
8.07% (30-day Average SOFR + 2.75%), 07/01/2024, Series 2022-2A, Class A(1)(2)		2,392	2,403
8.67% (30-day Average SOFR + 3.35%), 07/01/2024, Series 2022-2A, Class B(1)(2)		1,257	1,266
Greystone Commercial Real Estate Notes 2019-FL2 Ltd.
6.63% (1 Month LIBOR USD + 1.18%, 1.18% Floor), 09/15/2037, Series 2019-FL2, Class A(1)(2)		793	784
Greystone CRE Notes 2021-FL3 Ltd.
6.47% (1 Month Term SOFR + 1.13%, 1.02% Floor), 07/15/2039, Series 2021-FL3, Class A(1)(2)		548	541
Greywolf CLO VII Ltd.
6.77% (3 Month Term SOFR + 1.44%, 1.44% Floor), 10/20/2031, Series 2018-2A, Class A1(1)(2)		500	498
GSAMP Trust 2005-AHL
6.41% (1 Month Term SOFR + 1.09%, 0.98% Floor), 04/25/2035, Series 2005-AHL, Class M2(2)		3,525	3,228
GSAMP Trust 2007-FM2
5.49% (1 Month Term SOFR + 0.17%, 0.06% Floor), 01/25/2037, Series 2007-FM2, Class A2A(2)		1,511	858
Gulf Stream Meridian 1 Ltd.
6.94% (3 Month Term SOFR + 1.63%, 1.37% Floor), 04/15/2033, Series 2020-IA, Class A1(1)(2)		2,000	1,991
Gulf Stream Meridian 3 Ltd.
6.89% (3 Month Term SOFR + 1.58%, 1.32% Floor), 04/15/2034, Series 2021-IIIA, Class A1(1)(2)		3,200	3,192
Gulf Stream Meridian 4 Ltd.
6.77% (3 Month Term SOFR + 1.46%, 1.20% Floor), 07/15/2034, Series 2021-4A, Class A1(1)(2)		1,250	1,239
Gulf Stream Meridian 7 Ltd.
6.67% (3 Month Term SOFR + 1.36%, 1.36% Floor), 07/15/2035, Series 2022-7A, Class A1(1)(2)		18,270	18,010
HalseyPoint CLO 3 Ltd.
7.08% (3 Month Term SOFR + 1.71%, 1.45% Floor), 11/30/2032, Series 2020-3A, Class A1A(1)(2)		1,050	1,049
Hardee’s Funding LLC
2.87%, 06/20/2051, Series 2021-1A, Class A2(1)		4,682	3,679
4.96%, 06/20/2048, Series 2018-1A, Class A2II(1)		7,139	6,727
Harley Marine Financing LLC
6.68%, 05/15/2043, Series 2018-1A, Class A2(1)(3)		668	650
Harvest CLO XXI DAC
1.04%, 07/15/2031, Series 21A, Class A2R(1)	EUR	4,100	3,992
4.73% (3 Month EURIBOR + 0.76%, 0.76% Floor), 07/15/2031, Series 21A, Class A1R(1)(2)		34,400	35,588
Harvest SBA Loan Trust 2018-1
7.68% (1 Month Term SOFR + 2.36%), 08/25/2044, Series 2018-1, Class A(1)(2)		$1,788	1,773
Hertz Vehicle Financing III LLC
4.85%, 06/25/2026, Series 2022-1A, Class D(1)		11,604	10,857
6.31%, 03/25/2025, Series 2022-3A, Class D(1)		8,879	8,805
9.13%, 06/25/2027, Series 2023-1A, Class 1D(1)		2,585	2,568
9.43%, 02/25/2028, Series 2023-3A, Class D(1)		1,105	1,105
Hertz Vehicle Financing LLC
5.16%, 06/26/2028, Series 2022-2A, Class D(1)		8,365	7,226
6.56%, 09/25/2026, Series 2022-4A, Class D(1)		6,660	6,352
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028, Series 2017-AA, Class A(1)		33	33
2.96%, 12/26/2028, Series 2017-AA, Class B(1)		15	15
Hilton Grand Vacations Trust 2023-1
6.94%, 01/25/2038, Series 2023-1A, Class C(1)		649	647
HIN Timeshare Trust 2020-A
3.42%, 10/09/2039, Series 2020-A, Class C(1)		117	108

Hipgnosis Music Assets 2022-1 LP
5.00%, 05/16/2062, Series 2022-1, Class A(1)	2,434	2,284
Home Partners of America 2019-1 Trust
3.41%, 09/17/2039, Series 2019-1, Class D(1)	1,128	983
Home Partners of America 2019-2 Trust
3.12%, 10/19/2039, Series 2019-2, Class D(1)	1,190	1,027
Home Partners of America 2021-1 Trust
2.58%, 09/17/2041, Series 2021-1, Class E(1)	759	599
Home Partners of America 2021-2 Trust
2.95%, 12/17/2026, Series 2021-2, Class E2(1)	4,236	3,638
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A(1)	15,212	12,866
Honda Auto Receivables 2020-3 Owner Trust
0.37%, 10/18/2024, Series 2020-3, Class A3	890	883
Honda Auto Receivables 2021-1 Owner Trust
0.27%, 04/21/2025, Series 2021-1, Class A3	2,885	2,833
Horizon Aircraft Finance I Ltd.
4.46%, 12/15/2038, Series 2018-1, Class A(1)	2,292	1,963
Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039, Series 2019-1, Class A(1)	1,065	916
Horizon Aircraft Finance III Ltd.
3.43%, 11/15/2039, Series 2019-2, Class A(1)	5,423	4,264
HPEFS Equipment Trust
2.40%, 11/20/2029, Series 2022-1A, Class D(1)	3,390	3,168
HPEFS Equipment Trust 2023-2
6.97%, 07/21/2031, Series 2023-2A, Class D(1)	1,585	1,587
Huntington CDO Ltd.
5.83% (3 Month LIBOR USD + 0.50%), 11/05/2040, Series 2005-1A, Class A2(1)(2)	6,526	5,997
IXIS Real Estate Capital Trust 2005-HE2
6.08% (1 Month Term SOFR + 1.09%, 0.98% Floor), 09/25/2035, Series 2005-HE2, Class M5(2)	3,520	3,468
JMP Credit Advisors CLO IV Ltd.
6.85% (3 Month Term SOFR + 1.54%, 1.28% Floor), 07/17/2029, Series 2017-1A, Class AR(1)(2)	339	339
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
2.93% (1 Month Term SOFR + 0.76%, 0.65% Floor), 10/25/2035, Series 2005-FRE1, Class M2(2)	7,044	5,999
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
5.97% (1 Month Term SOFR + 0.65%, 0.54% Floor), 02/25/2036, Series 2006-FRE2, Class M2(2)	8,467	7,341
JP Morgan Mortgage Acquisition Corp. 2006-WMC1
5.97% (1 Month Term SOFR + 0.65%, 0.54% Floor), 03/25/2036, Series 2006-WMC1, Class A5(2)	5,683	5,343
JP Morgan Mortgage Acquisition Trust 2006-CW1
5.87% (1 Month Term SOFR + 0.55%, 0.44% Floor), 05/25/2036, Series 2006-CW1, Class M2(2)	11,322	9,596
JP Morgan Mortgage Acquisition Trust 2006-WMC4
5.55% (1 Month Term SOFR + 0.23%, 0.12% Floor), 12/25/2036, Series 2006-WMC4, Class A3(2)	18,711	9,625
5.58% (1 Month Term SOFR + 0.26%, 0.15% Floor), 12/25/2036, Series 2006-WMC4, Class A4(2)	17,041	8,767
JP Morgan Mortgage Acquisition Trust 2007-CH3
5.69% (1 Month Term SOFR + 0.37%, 0.26% Floor), 03/25/2037, Series 2007-CH3, Class A5(2)	11,133	10,753
JP Morgan Mortgage Acquisition Trust 2007-CH5
5.70% (1 Month Term SOFR + 0.38%, 0.27% Floor), 06/25/2037, Series 2007-CH5, Class M1(2)	6,439	6,029
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038, Series 2018-1A, Class A(1)	2,072	1,792
KKR CLO 11 Ltd.
6.75% (3 Month Term SOFR + 1.44%, 1.44% Floor), 01/15/2031, Series 11, Class AR(1)(2)	8,350	8,318
KKR CLO 29 Ltd.
7.07% (3 Month Term SOFR + 1.76%, 1.50% Floor), 01/15/2032, Series 29A, Class B(1)(2)	8,540	8,387
KREF 2022-FL3 Ltd.
6.78% (1 Month Term SOFR + 1.45%, 1.45% Floor), 02/17/2039, Series 2022-FL3, Class A(1)(2)	10,000	9,842
LAD Auto Receivables Trust 2023-3
6.43%, 12/15/2028, Series 2023-3A, Class C(1)	3,640	3,627
Laurel Road Prime Student Loan Trust 2020-A
1.40%, 11/25/2050, Series 2020-A, Class A2FX(1)	3,739	3,341
LCM XVII LP
6.70% (3 Month Term SOFR + 1.39%, 1.13% Floor), 10/15/2031, Series 17A, Class A1AR(1)(2)	1,500	1,494
Lehman XS Trust 2007-6
5.85% (1 Month Term SOFR + 0.53%, 0.42% Floor), 05/25/2037, Series 2007-6, Class 2A1(2)	6,653	5,494
Lendmark Funding Trust 2022-1
5.12%, 07/20/2032, Series 2022-1A, Class A(1)	2,819	2,747
LoanCore 2022-CRE7 Issuer Ltd.
6.86% (30-day Average SOFR + 1.55%, 1.55% Floor), 01/17/2037, Series 2022-CRE7, Class A(1)(2)	10,854	10,724
Long Beach Mortgage Loan Trust 2004-6
6.63% (1 Month Term SOFR + 1.31%, 1.20% Floor), 11/25/2034, Series 2004-6, Class M1(2)	16,528	14,772
Long Beach Mortgage Loan Trust 2005-2
6.56% (1 Month Term SOFR + 1.24%, 1.13% Floor), 04/25/2035, Series 2005-2, Class M6(2)	12,500	11,692
Long Beach Mortgage Loan Trust 2005-WL2
6.21% (1 Month Term SOFR + 0.89%, 0.78% Floor), 08/25/2035, Series 2005-WL2, Class M3(2)	8,071	7,779
Long Beach Mortgage Loan Trust 2005-WL3
6.14% (1 Month Term SOFR + 0.82%, 0.82% Floor), 11/25/2035, Series 2005-WL3, Class M2(2)	10,014	8,832
Long Beach Mortgage Loan Trust 2006-WL1
6.06% (1 Month Term SOFR + 0.74%, 0.63% Floor), 01/25/2046, Series 2006-WL1, Class M1(2)	13,338	12,369
Louisiana Local Government Environmental Facilities & Community Development Auth
4.15%, 02/01/2033, Series ELL, Class A2	3,020	2,833
Madison Park Funding XLVII Ltd.
7.43% (3 Month Term SOFR + 2.11%, 1.85% Floor), 01/19/2034, Series 2020-47A, Class B(1)(2)	500	497
Madison Park Funding XLVIII Ltd.
7.03% (3 Month Term SOFR + 1.71%, 1.71% Floor), 04/19/2033, Series 2021-48A, Class B(1)(2)	2,750	2,707
Madison Park Funding XVIII Ltd.
6.54% (3 Month Term SOFR + 1.20%, 0.94% Floor), 10/21/2030, Series 2015-18A, Class ARR(1)(2)	5,106	5,089
Madison Park Funding XXV Ltd.
7.26% (3 Month Term SOFR + 1.91%, 1.65% Floor), 04/25/2029, Series 2017-25A, Class A2R(1)(2)	8,235	8,158

Madison Park Funding XXVI Ltd.
6.83% (3 Month Term SOFR + 1.46%), 07/29/2030, Series 2017-26A, Class AR(1)(2)	2,884	2,880
Madison Park Funding XXXIII Ltd.
6.60% (3 Month Term SOFR + 1.29%, 1.29% Floor), 10/15/2032, Series 2019-33A, Class AR(1)(2)	14,360	14,282
Madison Park Funding XXXIV Ltd.
6.73% (3 Month Term SOFR + 1.38%, 1.12% Floor), 04/25/2032, Series 2019-34A, Class AR(1)(2)	250	249
Madison Park Funding XXXIX Ltd.
7.26% (3 Month Term SOFR + 1.91%, 1.91% Floor), 10/22/2034, Series 2021-39A, Class B(1)(2)	25,900	25,613
Madison Park Funding XXXV Ltd.
6.58% (3 Month Term SOFR + 1.25%, 0.99% Floor), 04/20/2032, Series 2019-35A, Class A1R(1)(2)	2,500	2,490
Madison Park Funding XXXVII Ltd.
6.64% (3 Month Term SOFR + 1.33%, 1.07% Floor), 07/15/2033, Series 2019-37A, Class AR(1)(2)	3,845	3,832
Magnetite VII Ltd.
6.37% (3 Month Term SOFR + 1.06%), 01/15/2028, Series 2012-7A, Class A1R2(1)(2)	7,398	7,372
Magnetite VIII Ltd.
6.55% (3 Month Term SOFR + 1.24%, 0.98% Floor), 04/15/2031, Series 2014-8A, Class AR2(1)(2)	1,064	1,060
Magnetite XXV Ltd.
6.81% (3 Month Term SOFR + 1.46%, 1.20% Floor), 01/25/2032, Series 2020-25A, Class A(1)(2)	18,000	17,987
MAPS 2018-1 Ltd.
4.21%, 05/15/2043, Series 2018-1A, Class A(1)	3,249	2,912
MAPS 2019-1 Ltd.
4.46%, 03/15/2044, Series 2019-1A, Class A(1)	688	607
MAPS 2021-1 Trust
2.52%, 06/15/2046, Series 2021-1A, Class A(1)	10,854	9,359
Marble Point CLO X Ltd.
6.61% (3 Month Term SOFR + 1.30%, 1.04% Floor), 10/15/2030, Series 2017-1A, Class AR(1)(2)	631	628
Mariner Finance Issuance Trust 2019-A
3.51%, 07/20/2032, Series 2019-AA, Class B(1)	535	530
Mariner Finance Issuance Trust 2022-A
6.45%, 10/20/2037, Series 2022-AA, Class A(1)	2,778	2,782
Marlette Funding Trust 2021-2
1.50%, 09/15/2031, Series 2021-2A, Class C(1)	1,120	1,080
Marlette Funding Trust 2021-3
1.81%, 12/15/2031, Series 2021-3A, Class C(1)	2,145	1,992
Marlette Funding Trust 2023-2
6.54%, 06/15/2033, Series 2023-2A, Class B(1)	3,730	3,716
MASTR Asset Backed Securities Trust 2004-WMC1
6.21% (1 Month Term SOFR + 0.89%, 0.78% Floor), 02/25/2034, Series 2004-WMC1, Class M1(2)	867	863
MASTR Specialized Loan Trust
5.95% (1 Month Term SOFR + 0.63%, 0.52% Floor), 02/25/2036, Series 2006-2, Class A(1)(2)	395	374
Merlin Aviation Holdings DAC
4.50%, 12/15/2032, Series 2016-1, Class A(1)(3)	892	774
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
5.91% (1 Month Term SOFR + 0.59%, 0.48% Floor), 05/25/2037, Series 2007-2, Class A2C(2)	2,094	1,496
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5
6.43% (1 Month Term SOFR + 1.11%, 1.00% Floor), 10/25/2037, Series 2007-5, Class 2A2(2)	13,915	11,356
Merrill Lynch Mortgage Investors Trust Series 2006-OPT1
5.72% (1 Month Term SOFR + 0.40%, 0.29% Floor), 08/25/2037, Series 2006-OPT1, Class A1(2)	10,966	9,696
Merrill Lynch Mortgage Investors Trust Series 2006-RM2
5.63% (1 Month Term SOFR + 0.31%, 0.20% Floor), 05/25/2037, Series 2006-RM2, Class A2B(2)	11,994	1,317
5.76% (1 Month Term SOFR + 0.44%, 0.33% Floor), 05/25/2037, Series 2006-RM2, Class A2C(2)	28,752	3,187
Merrill Lynch Mortgage Investors Trust Series 2006-RM3
5.73% (1 Month Term SOFR + 0.41%, 0.30% Floor), 06/25/2037, Series 2006-RM3, Class A2C(2)	43,861	9,730
METAL 2017-1 LLC
4.58%, 10/15/2042, Series 2017-1, Class A(1)	2,788	1,690
MF1 2020-FL4 Ltd.
7.15% (1 Month Term SOFR + 1.81%, 1.70% Floor), 11/15/2035, Series 2020-FL4, Class A(1)(2)	15,318	15,255
MF1 2021-FL6 Ltd.
6.55% (1 Month Term SOFR + 1.21%, 1.10% Floor), 07/16/2036, Series 2021-FL6, Class A(1)(2)	16,080	15,707
MF1 2021-FL7 Ltd.
6.53% (1 Month Term SOFR + 1.19%, 1.08% Floor), 10/16/2036, Series 2021-FL7, Class A(1)(2)	19,302	18,980
MF1 2022-FL10 LLC
7.96% (1 Month Term SOFR + 2.64%, 2.64% Floor), 09/17/2037, Series 2022-FL10, Class A(1)(2)	793	795
MF1 2022-FL8 Ltd.
6.68% (1 Month Term SOFR + 1.35%, 1.35% Floor), 02/19/2037, Series 2022-FL8, Class A(1)(2)	6,050	5,966
MF1 2022-FL9 LLC
7.48% (1 Month Term SOFR + 2.15%, 2.15% Floor), 06/19/2037, Series 2022-FL9, Class A(1)(2)	1,546	1,546
MF1 2023-FL12 LLC
7.37% (1 Month Term SOFR + 2.07%, 2.07% Floor), 10/19/2038, Series FL12, Class A(1)(2)	724	720
Midocean Credit CLO VIII
6.69% (3 Month Term SOFR + 1.31%, 1.05% Floor), 02/20/2031, Series 2018-8A, Class A1R(1)(2)	25,282	25,224
Mission Lane Credit Card Master Trust
7.23%, 07/17/2028, Series 2023-A, Class A(1)	2,920	2,896
7.69%, 11/15/2028, Series B, Class A(1)	5,475	5,474
Morgan Stanley ABS Capital I, Inc. Trust 2004-HE8
6.39% (1 Month Term SOFR + 1.07%, 0.96% Floor), 09/25/2034, Series 2004-HE8, Class M1(2)	1,222	1,177
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
6.36% (1 Month Term SOFR + 1.04%, 0.93% Floor), 02/25/2035, Series 2005-WMC2, Class M4(2)	1,569	1,411
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
5.56% (1 Month Term SOFR + 0.24%, 0.13% Floor), 10/25/2036, Series 2006-HE8, Class A1(2)	445	379
Morgan Stanley Capital I, Inc. Trust 2006-HE1
6.01% (1 Month Term SOFR + 0.69%, 0.58% Floor), 01/25/2036, Series 2006-HE1, Class A4(2)	5,050	4,793
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.70%, 11/25/2036, Series 2006-15XS, Class A4A(3)	12,339	2,605
Morgan Stanley Mortgage Loan Trust 2007-8XS
5.96% (1 Month Term SOFR + 0.64%, 0.53% Floor, 6.25% Cap), 04/25/2037, Series 2007-8XS, Class A5(2)	19,107	6,767
5.97% (1 Month Term SOFR + 0.65%, 0.54% Floor, 6.26% Cap), 04/25/2037, Series 2007-8XS, Class A9(2)	1,845	653

Mosaic Solar Loan Trust 2022-3
6.10%, 06/20/2053, Series 2022-3A, Class A(1)	473	465
Mosaic Solar Loan Trust 2023-1
5.32%, 06/20/2053, Series 2023-1A, Class A(1)	1,626	1,538
Mountain View CLO 2017-1 LLC
6.66% (3 Month Term SOFR + 1.35%, 1.09% Floor), 10/16/2029, Series 2017-1A, Class AR(1)(2)	8,743	8,730
Mountain View CLO IX Ltd.
6.69% (3 Month Term SOFR + 1.38%), 07/15/2031, Series 2015-9A, Class A1R(1)(2)	1,394	1,386
MVW 2020-1 LLC
4.21%, 10/20/2037, Series 2020-1A, Class C(1)	209	198
MVW 2021-1W LLC
1.94%, 01/22/2041, Series 2021-1WA, Class C(1)	453	409
MVW 2021-2 LLC
2.23%, 05/20/2039, Series 2021-2A, Class C(1)	7,779	6,947
MVW Owner Trust 2017-1
2.75%, 12/20/2034, Series 2017-1A, Class B(1)	22	22
MVW Owner Trust 2019-1
3.33%, 11/20/2036, Series 2019-1A, Class C(1)	131	124
Nassau 2017-I Ltd.
6.72% (3 Month Term SOFR + 1.41%), 10/15/2029, Series 2017-IA, Class A1AS(1)(2)	4,734	4,727
National Collegiate Student Loan Trust 2005-3
5.79% (1 Month LIBOR USD + 0.29%), 10/25/2033, Series 2005-3W, Class A51(1)(2)	2,311	2,258
Navient Private Education Loan Trust 2014-A
7.05% (1 Month Term SOFR + 1.71%), 10/15/2031, Series 2014-AA, Class A3(1)(2)	664	665
Navient Private Education Loan Trust 2015-A
7.15% (1 Month Term SOFR + 1.81%), 11/15/2030, Series 2015-AA, Class A3(1)(2)	753	756
Navient Private Education Loan Trust 2015-B
6.90% (1 Month Term SOFR + 1.56%), 07/16/2040, Series 2015-BA, Class A3(1)(2)	8,329	8,325
Navient Private Education Loan Trust 2017-A
2.88%, 12/16/2058, Series 2017-A, Class A2A(1)	29	29
3.91%, 12/16/2058, Series 2017-A, Class B(1)	440	421
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059, Series 2018-BA, Class A2A(1)	890	859
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(1)	92	90
Navient Private Education Refi Loan Trust 2018-D
4.00%, 12/15/2059, Series 2018-DA, Class A2A(1)	819	783
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2(1)	539	510
Navient Private Education Refi Loan Trust 2019-F
2.60%, 08/15/2068, Series 2019-FA, Class A2(1)	2,449	2,246
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068, Series 2019-GA, Class A(1)	2,537	2,329
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(1)	2,582	2,342
Navient Private Education Refi Loan Trust 2020-C
2.15%, 11/15/2068, Series 2020-CA, Class A2A(1)	3,484	3,177
2.83%, 11/15/2068, Series 2020-CA, Class B(1)	4,665	3,759
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069, Series 2020-DA, Class A(1)	4,455	3,994
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069, Series 2020-GA, Class A(1)	3,000	2,656
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069, Series 2020-HA, Class A(1)	1,968	1,782
1.33%, 04/15/2069, Series 2020-IA, Class A1A(1)	6,774	5,949
6.45% (1 Month Term SOFR + 1.11%, 1.00% Floor), 04/15/2069, Series 2020-IA, Class A1B(1)(2)	11,679	11,539
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069, Series 2021-A, Class A(1)	2,599	2,248
2.24%, 05/15/2069, Series 2021-A, Class B(1)	360	252
Navient Private Education Refi Loan Trust 2021-E
2.03%, 12/16/2069, Series 2021-EA, Class B(1)	1,680	1,072
Navient Private Education Refi Loan Trust 2021-F
2.12%, 02/18/2070, Series 2021-FA, Class B(1)	3,810	2,334
Navient Student Loan Trust 2014-3
6.05% (30-day Average SOFR + 0.73%), 03/25/2083, Series 2014-3, Class A(2)	190	188
Navient Student Loan Trust 2016-2
6.93% (30-day Average SOFR + 1.61%), 06/25/2065, Series 2016-2A, Class A3(1)(2)	4,947	4,963
Navient Student Loan Trust 2018-2
6.18% (30-day Average SOFR + 0.86%), 03/25/2067, Series 2018-2A, Class A3(1)(2)	12,946	12,662
Navient Student Loan Trust 2019-B
3.39%, 12/15/2059, Series 2019-BA, Class A2A(1)	393	371
Navient Student Loan Trust 2020-2
6.33% (30-day Average SOFR + 1.01%), 08/26/2069, Series 2020-2A, Class A1B(1)(2)	22,533	22,333
Navigator Aircraft ABS Ltd.
2.77%, 11/15/2046, Series 2021-1, Class A(1)(3)	12,640	10,968
Nelnet Student Loan Trust 2006-1
6.09% (3 Month Term SOFR + 0.71%), 08/23/2036, Series 2006-1, Class A6(1)(2)	17,115	16,772
Nelnet Student Loan Trust 2014-2
6.28% (30-day Average SOFR + 0.96%), 07/27/2037, Series 2014-2A, Class A3(1)(2)	4,250	4,192
Nelnet Student Loan Trust 2021-B
1.42%, 04/20/2062, Series 2021-BA, Class AFX(1)	6,093	5,427
Neuberger Berman CLO XIV Ltd.
6.66% (3 Month Term SOFR + 1.29%, 1.03% Floor), 01/28/2030, Series 2013-14A, Class AR2(1)(2)	2,151	2,147
Neuberger Berman CLO XVI-S Ltd.
6.61% (3 Month Term SOFR + 1.30%, 1.04% Floor), 04/15/2034, Series 2017-16SA, Class AR(1)(2)	18,770	18,625
Neuberger Berman Loan Advisers CLO 32 Ltd.
6.57% (3 Month Term SOFR + 1.25%, 0.99% Floor), 01/20/2032, Series 2019-32A, Class AR(1)(2)	15,740	15,689

Neuberger Berman Loan Advisers CLO 42 Ltd.
6.67% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/16/2035, Series 2021-42A, Class A(1)(2)	550	546
Neuberger Berman Loan Advisers CLO 43 Ltd.
6.70% (3 Month Term SOFR + 1.39%, 1.13% Floor), 07/17/2035, Series 2021-43A, Class A(1)(2)	29,715	29,487
Neuberger Berman Loan Advisers CLO 45 Ltd.
6.70% (3 Month Term SOFR + 1.39%, 1.13% Floor), 10/14/2035, Series 2021-45A, Class A(1)(2)	3,240	3,222
New Century Home Equity Loan Trust 2005-1
6.11% (1 Month Term SOFR + 0.79%, 0.79% Floor, 12.50% Cap), 03/25/2035, Series 2005-1, Class M1(2)	2,471	2,464
New Century Home Equity Loan Trust Series 2005-D
6.14% (1 Month Term SOFR + 0.82%, 0.71% Floor), 02/25/2036, Series 2005-D, Class M2(2)	10,390	8,737
Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024, Series 2020-A, Class A3	369	368
OCP CLO 2014-5 Ltd.
6.69% (3 Month Term SOFR + 1.34%, 1.08% Floor), 04/26/2031, Series 2014-5A, Class A1R(1)(2)	1,242	1,239
OCP CLO 2014-7 Ltd.
6.71% (3 Month Term SOFR + 1.38%), 07/20/2029, Series 2014-7A, Class A1RR(1)(2)	12,025	12,014
OCP CLO 2020-19 Ltd.
6.74% (3 Month Term SOFR + 1.41%, 1.15% Floor), 10/20/2034, Series 2020-19A, Class AR(1)(2)	12,450	12,363
Octagon Investment Partners 29 Ltd.
6.79% (3 Month Term SOFR + 1.44%), 01/24/2033, Series 2016-1A, Class AR(1)(2)	7,880	7,860
Octagon Investment Partners 43 Ltd.
7.26% (3 Month Term SOFR + 1.91%, 1.65% Floor), 10/25/2032, Series 2019-1A, Class A2(1)(2)	1,250	1,239
Octagon Investment Partners XV Ltd.
6.55% (3 Month Term SOFR + 1.23%, 0.97% Floor), 07/19/2030, Series 2013-1A, Class A1RR(1)(2)	8,190	8,169
Octagon Investment Partners XVI Ltd.
6.59% (3 Month Term SOFR + 1.28%, 1.02% Floor), 07/17/2030, Series 2013-1A, Class A1R(1)(2)	1,000	995
Octagon Investment Partners XVII Ltd.
7.01% (3 Month Term SOFR + 1.66%), 01/25/2031, Series 2013-1A, Class BR2(1)(2)	2,500	2,460
OHA Credit Funding 3 Ltd.
6.73% (3 Month Term SOFR + 1.40%, 1.14% Floor), 07/02/2035, Series 2019-3A, Class AR(1)(2)	8,770	8,684
OHA Credit Funding 4 Ltd.
6.76% (3 Month Term SOFR + 1.41%, 1.15% Floor), 10/22/2036, Series 2019-4A, Class AR(1)(2)	750	743
OHA Credit Funding 6 Ltd.
6.73% (3 Month Term SOFR + 1.40%, 1.14% Floor), 07/20/2034, Series 2020-6A, Class AR(1)(2)	6,730	6,697
OHA Credit Funding 7 Ltd.
6.62% (3 Month Term SOFR + 1.30%, 1.30% Floor), 02/24/2037, Series 2020-7A, Class AR(1)(2)	330	326
OHA Credit Partners XIII Ltd.
7.30% (3 Month Term SOFR + 1.96%, 1.70% Floor), 10/25/2034, Series 2016-13A, Class BR(1)(2)	250	248
OHA Credit Partners XV Ltd.
6.96% (3 Month Term SOFR + 1.63%), 01/20/2030, Series 2017-15A, Class B(1)(2)	15,180	15,003
OHA Credit Partners XVI
6.72% (3 Month Term SOFR + 1.41%, 1.15% Floor), 10/18/2034, Series 2021-16A, Class A(1)(2)	6,680	6,661
OneMain Direct Auto Receivables Trust 2023-1
7.07%, 02/14/2033, Series 2023-1A, Class D(1)	1,145	1,130
OneMain Financial Issuance Trust 2018-2
3.57%, 03/14/2033, Series 2018-2A, Class A(1)	1,297	1,282
4.04%, 03/14/2033, Series 2018-2A, Class C(1)	1,015	975
OneMain Financial Issuance Trust 2019-2
3.14%, 10/14/2036, Series 2019-2A, Class A(1)	356	322
OneMain Financial Issuance Trust 2020-A
4.83%, 05/14/2032, Series 2020-1A, Class B(1)	2,425	2,409
OneMain Financial Issuance Trust 2021-1
2.47%, 06/16/2036, Series 2021-1A, Class D(1)	3,300	2,635
6.07% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2(1)(2)	244	239
OneMain Financial Issuance Trust 2022-2
4.89%, 10/14/2034, Series 2022-2A, Class A(1)	33,800	33,088
OneMain Financial Issuance Trust 2022-3
5.94%, 05/15/2034, Series 2022-3A, Class A(1)	5,301	5,266
OneMain Financial Issuance Trust 2022-S1
5.20%, 05/14/2035, Series 2022-S1, Class D(1)	8,785	8,037
Option One Mortgage Loan Trust 2004-2
6.23% (1 Month Term SOFR + 0.91%, 0.80% Floor), 05/25/2034, Series 2004-2, Class M1(2)	4,716	4,549
Option One Mortgage Loan Trust 2006-1
6.03% (1 Month Term SOFR + 0.71%, 0.60% Floor), 01/25/2036, Series 2006-1, Class 2A4(2)	4,794	4,671
Option One Mortgage Loan Trust 2006-3
5.57% (1 Month Term SOFR + 0.25%, 0.14% Floor), 02/25/2037, Series 2006-3, Class 1A1(2)	17,612	11,171
Option One Mortgage Loan Trust 2007-4
5.61% (1 Month Term SOFR + 0.29%, 0.18% Floor), 04/25/2037, Series 2007-4, Class 2A2(2)	13,997	7,908
OZLM VI Ltd.
6.65% (3 Month Term SOFR + 1.34%), 04/17/2031, Series 2014-6A, Class A1S(1)(2)	14,703	14,614
OZLM VII Ltd.
6.58% (3 Month Term SOFR + 1.27%, 1.01% Floor), 07/17/2029, Series 2014-7RA, Class A1R(1)(2)	2,608	2,596
OZLM VIII Ltd.
6.55% (3 Month Term SOFR + 1.24%, 0.98% Floor), 10/17/2029, Series 2014-8A, Class A1R3(1)(2)	22,716	22,607
7.22% (3 Month Term SOFR + 1.91%, 1.65% Floor), 10/17/2029, Series 2014-8A, Class A2R3(1)(2)	2,955	2,941
Pagaya AI Debt Selection Trust 2021-5
1.53%, 08/15/2029, Series 2021-5, Class A(1)	6,589	6,501
Palmer Square CLO 2013-2 Ltd.
7.07% (3 Month Term SOFR + 1.76%, 1.76% Floor), 10/17/2031, Series 2013-2A, Class A2R3(1)(2)	250	247
Palmer Square CLO 2020-3 Ltd.
6.71% (3 Month Term SOFR + 1.34%, 1.34% Floor), 11/15/2031, Series 2020-3A, Class A1AR(1)(2)	26,020	25,902
Palmer Square CLO 2021-2 Ltd.
6.72% (3 Month Term SOFR + 1.41%, 1.41% Floor), 07/15/2034, Series 2021-2A, Class A(1)(2)	9,020	8,979
Palmer Square CLO 2021-4 Ltd.
6.74% (3 Month Term SOFR + 1.43%, 1.43% Floor), 10/15/2034, Series 2021-4A, Class A(1)(2)	22,275	22,061
Palmer Square Loan Funding 2021-2 Ltd.
6.89% (3 Month Term SOFR + 1.51%, 1.51% Floor), 05/20/2029, Series 2021-2A, Class A2(1)(2)	11,775	11,666

Palmer Square Loan Funding 2021-3 Ltd.
6.39% (3 Month Term SOFR + 1.06%, 1.06% Floor), 07/20/2029, Series 2021-3A, Class A1(1)(2)	3,133	3,118
6.99% (3 Month Term SOFR + 1.66%, 1.66% Floor), 07/20/2029, Series 2021-3A, Class A2(1)(2)	4,000	3,957
Palmer Square Loan Funding 2021-4 Ltd.
6.97% (3 Month Term SOFR + 1.66%, 1.66% Floor), 10/15/2029, Series 2021-4A, Class A2(1)(2)	2,000	1,968
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4
6.21% (1 Month Term SOFR + 0.89%, 0.78% Floor), 09/25/2035, Series 2005-WHQ4, Class M3(2)	8,000	6,789
Planet Fitness Master Issuer LLC
3.25%, 12/05/2051, Series 2022-1A, Class A2I(1)	12,761	11,410
3.86%, 12/05/2049, Series 2019-1A, Class A2(1)	1,420	1,184
4.67%, 09/05/2048, Series 2018-1A, Class A2II(1)	4,190	4,016
Post CLO 2023-1 Ltd.
6.83% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/20/2036, Series 2023-1A, Class A(1)(2)	14,310	14,337
Prestige Auto Receivables Trust 2020-1
3.67%, 02/15/2028, Series 2020-1A, Class E(1)	3,270	3,171
Prestige Auto Receivables Trust 2023-1
6.33%, 04/16/2029, Series 2023-1A, Class D(1)	4,170	4,080
PRET 2021-NPL5 LLC
2.49%, 10/25/2051, Series 2021-NPL5, Class A1(1)(3)	21,197	19,922
PRET 2021-RN3 LLC
1.84%, 09/25/2051, Series 2021-RN3, Class A1(1)(3)	29,082	26,303
PRET 2022-RN1 LLC
3.72%, 07/25/2051, Series 2022-RN1, Class A1(1)(3)	20,286	19,604
PRET 2022-RN2 LLC
5.00%, 06/25/2052, Series 2022-RN2, Class A1(1)(3)	27,382	26,032
Pretium Mortgage Credit Partners LLC
5.00%, 08/25/2052, Series 2022-RN3, Class A1(1)(4)	30,222	29,301
Progress Residential 2019-SFR4 Trust
3.14%, 10/17/2036, Series 2019-SFR4, Class D(1)	1,915	1,846
Progress Residential 2020-SFR3 Trust
1.50%, 10/17/2027, Series 2020-SFR3, Class B(1)	345	314
1.90%, 10/17/2027, Series 2020-SFR3, Class D(1)	1,390	1,265
2.30%, 10/17/2027, Series 2020-SFR3, Class E(1)	545	494
2.80%, 10/17/2027, Series 2020-SFR3, Class F(1)	10,915	9,934
Progress Residential 2021-SFR11 Trust
2.28%, 01/17/2039, Series 2021-SFR11, Class A(1)	11,973	9,961
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(1)	4,365	3,833
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(1)	1,815	1,584
2.69%, 05/17/2026, Series 2021-SFR3, Class E2(1)	1,510	1,315
Progress Residential 2021-SFR4
2.41%, 05/17/2038, Series 2021-SFR4, Class E1(1)	955	829
2.56%, 05/17/2038, Series 2021-SFR4, Class E2(1)	640	555
Progress Residential 2021-SFR5 Trust
2.21%, 07/17/2038, Series 2021-SFR5, Class E1(1)	2,185	1,875
2.36%, 07/17/2038, Series 2021-SFR5, Class E2(1)	545	468
Progress Residential 2021-SFR7 Trust
2.59%, 08/17/2040, Series 2021-SFR7, Class E1(1)	3,970	3,149
2.64%, 08/17/2040, Series 2021-SFR7, Class E2(1)	1,035	814
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1(1)	1,130	900
3.01%, 11/17/2040, Series 2021-SFR9, Class E2(1)	615	487
Progress Residential 2023-SFR1 Trust
4.65%, 03/17/2040, Series 2023-SFR1, Class C(1)	950	871
4.65%, 03/17/2040, Series 2023-SFR1, Class D(1)	1,455	1,308
Progress Residential 2023-SFR2 Trust
4.50%, 10/17/2028, Series 2023-SFR2, Class B(1)	855	785
Progress Residential Trust
2.43%, 07/17/2038, Series 2021-SFR6, Class E1(1)	2,730	2,360
2.53%, 07/17/2038, Series 2021-SFR6, Class E2(1)	1,375	1,188
PRPM 2021-6 LLC
1.79%, 07/25/2026, Series 2021-6, Class A1(1)(3)	18,463	17,282
PRPM 2021-8 LLC
1.74%, 09/25/2026, Series 2021-8, Class A1(1)(4)	4,181	3,833
PRPM 2022-1 LLC
3.72%, 02/25/2027, Series 2022-1, Class A1(1)(3)	33,301	31,875
PRPM 2022-4 LLC
5.00%, 08/25/2027, Series 2022-4, Class A1(1)(3)	10,289	9,988
PRPM 2022-5 LLC
6.90%, 09/27/2027, Series 2022-5, Class A1(1)(3)	14,141	14,038
RAAC Series 2006-RP4 Trust
5.98% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 14.00% Cap), 01/25/2046, Series 2006-RP4, Class M1(1)(2)	7,433	7,314
Rad CLO 15 Ltd.
6.68% (3 Month Term SOFR + 1.35%, 1.09% Floor), 01/20/2034, Series 2021-15A, Class A(1)(2)	5,310	5,280
Rad CLO 5 Ltd.
6.73% (3 Month Term SOFR + 1.38%, 1.12% Floor), 07/24/2032, Series 2019-5A, Class AR(1)(2)	700	696
RAMP Series 2005-RS5 Trust
6.45% (1 Month Term SOFR + 0.79%, 0.68% Floor, 14.00% Cap), 05/25/2035, Series 2005-RS5, Class M5(2)	366	360
RAMP Series 2006-RZ5 Trust
5.79% (1 Month Term SOFR + 0.47%, 0.36% Floor, 14.00% Cap), 08/25/2046, Series 2006-RZ5, Class M1(2)	12,086	10,703
RASC Series 2005-KS10 Trust
6.09% (1 Month Term SOFR + 0.77%, 0.66% Floor, 14.00% Cap), 11/25/2035, Series 2005-KS10, Class M2(2)	606	602
RASC Series 2006-EMX6 Trust
5.97% (1 Month Term SOFR + 0.38%, 0.27% Floor, 14.00% Cap), 07/25/2036, Series 2006-EMX6, Class A4(2)	204	173
RASC Series 2007-KS3 Trust
5.77% (1 Month Term SOFR + 0.45%, 0.34% Floor, 14.00% Cap), 04/25/2037, Series 2007-KS3, Class AI4(2)	23,283	21,543

Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A(1)	1,170	1,101
Regional Management Issuance Trust 2021-2
1.90%, 08/15/2033, Series 2021-2, Class A(1)	356	304
Regional Management Issuance Trust 2022-1
3.07%, 03/15/2032, Series 2022-1, Class A(1)	2,672	2,491
Republic Finance Issuance Trust 2021-A
3.53%, 12/22/2031, Series 2021-A, Class C(1)	795	687
Rockford Tower CLO 2017-3 Ltd.
6.78% (3 Month Term SOFR + 1.45%), 10/20/2030, Series 2017-3A, Class A(1)(2)	6,684	6,670
Rockford Tower CLO 2019-2 Ltd.
6.74% (3 Month Term SOFR + 1.36%, 1.10% Floor), 08/20/2032, Series 2019-2A, Class AR(1)(2)	13,850	13,761
Rockford Tower CLO 2021-1 Ltd.
6.76% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1(1)(2)	25,790	25,484
RR 3 Ltd.
6.66% (3 Month Term SOFR + 1.35%, 1.09% Floor), 01/15/2030, Series 2018-3A, Class A1R2(1)(2)	2,735	2,734
Santander Drive Auto Receivables Trust 2020-1
4.11%, 12/15/2025, Series 2020-1, Class C	133	132
Santander Drive Auto Receivables Trust 2020-4
1.48%, 01/15/2027, Series 2020-4, Class D	554	540
Santander Drive Auto Receivables Trust 2021-3
1.33%, 09/15/2027, Series 2021-3, Class D	5,330	5,002
Santander Drive Auto Receivables Trust 2021-4
1.67%, 10/15/2027, Series 2021-4, Class D	3,990	3,700
Santander Drive Auto Receivables Trust 2023-2
5.24%, 05/15/2028, Series 2023-2, Class B	22,400	22,016
Santander Retail Auto Lease Trust 2021-A
1.38%, 03/22/2027, Series 2021-A, Class D(1)	8,685	8,399
Saxon Asset Securities Trust 2006-1
5.90% (1 Month Term SOFR + 0.58%, 0.47% Floor, 12.25% Cap), 03/25/2036, Series 2006-1, Class M1(2)	1,221	1,155
Saxon Asset Securities Trust 2007-2
5.63% (1 Month Term SOFR + 0.31%, 0.20% Floor), 05/25/2047, Series 2007-2, Class A1(2)	16,753	14,427
Saxon Asset Securities Trust 2007-3
5.74% (1 Month Term SOFR + 0.42%, 0.31% Floor), 09/25/2037, Series 2007-3, Class 1A(2)	13,334	12,496
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(1)	340	307
SCF Equipment Leasing 2022-1 LLC
3.79%, 11/20/2031, Series 2022-1A, Class D(1)	2,740	2,438
SCF Equipment Leasing 2022-2 LLC
6.50%, 08/20/2032, Series 2022-2A, Class C(1)	3,145	3,046
Sculptor CLO XXVIII Ltd.
7.39% (3 Month Term SOFR + 2.06%, 1.80% Floor), 01/20/2035, Series 28A, Class B1(1)(2)	3,700	3,658
Securitized Asset Backed Receivables LLC Trust 2004-OP1
6.20% (1 Month Term SOFR + 0.88%, 0.77% Floor), 02/25/2034, Series 2004-OP1, Class M1(2)	6,298	6,239
Securitized Asset Backed Receivables LLC Trust 2005-HE1
6.08% (1 Month Term SOFR + 0.76%, 0.65% Floor), 10/25/2035, Series 2005-HE1, Class M1(2)	2,560	2,088
Securitized Asset Backed Receivables LLC Trust 2006-CB5
5.71% (1 Month Term SOFR + 0.39%, 0.28% Floor), 06/25/2036, Series 2006-CB5, Class A3(2)	3,945	2,508
Securitized Asset Backed Receivables LLC Trust 2007-BR2
5.89% (1 Month Term SOFR + 0.57%, 0.46% Floor), 02/25/2037, Series BR2, Class A2(2)	3,575	1,488
ServiceMaster Funding LLC
2.84%, 01/30/2051, Series 2020-1, Class A2I(1)	615	519
Sesac Finance LLC
5.50%, 07/25/2052, Series 2022-1, Class A2(1)	870	823
SFS Auto Receivables Securitization Trust 2023-1
5.97%, 02/20/2031, Series 2023-1A, Class C(1)	1,965	1,924
Shackleton 2019-XIV CLO Ltd.
7.39% (3 Month Term SOFR + 2.06%, 1.80% Floor), 07/20/2034, Series 2019-14A, Class BR(1)(2)	3,430	3,385
Shenton Aircraft Investment I Ltd.
4.75%, 10/15/2042, Series 2015-1A, Class A(1)	1,347	1,135
Sierra Timeshare 2019-1 Receivables Funding LLC
3.20%, 01/20/2036, Series 2019-1A, Class A(1)	375	368
Sierra Timeshare 2019-2 Receivables Funding LLC
3.12%, 05/20/2036, Series 2019-2A, Class C(1)	722	699
Sierra Timeshare 2019-3 Receivables Funding LLC
3.00%, 08/20/2036, Series 2019-3A, Class C(1)	471	440
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(1)	1,408	1,313
1.79%, 11/20/2037, Series 2021-1A, Class C(1)	390	362
Sierra Timeshare 2023-1 Receivables Funding LLC
7.00%, 01/20/2040, Series 2023-1A, Class C(1)	1,053	1,036
Sierra Timeshare 2023-2 Receivables Funding LLC
7.30%, 04/20/2040, Series 2023-2A, Class C(1)	1,352	1,343
Sixth Street CLO XVI Ltd.
6.91% (3 Month Term SOFR + 1.58%, 1.32% Floor), 10/20/2032, Series 2020-16A, Class A1A(1)(2)	6,370	6,364
Slam 2021-1 Ltd.
2.43%, 06/15/2046, Series 2021-1A, Class A(1)	8,534	7,259
SLM Private Credit Student Loan Trust 2003-B
0.00%, 03/15/2033, Series 2003-B, Class A3(4)	1,154	1,133
SLM Private Credit Student Loan Trust 2005-B
6.00% (3 Month Term SOFR + 0.59%), 06/15/2039, Series 2005-B, Class A4(2)	4,060	3,897
SLM Student Loan Trust 2003-7
6.68% (90-day Average SOFR + 1.46%, 1.20% Floor), 12/15/2033, Series 2003-7A, Class A5A(1)(2)	5,420	5,327
SLM Student Loan Trust 2005-4
5.49% (90-day Average SOFR + 0.43%), 07/25/2040, Series 2005-4, Class A4(2)	9,854	9,642
SLM Student Loan Trust 2006-10
5.54% (90-day Average SOFR + 0.48%), 03/25/2044, Series 2006-10, Class B(2)	1,247	1,161

SLM Student Loan Trust 2007-7
5.65% (90-day Average SOFR + 0.59%), 01/25/2022, Series 2007-7, Class A4(2)	1,435	1,394
SLM Student Loan Trust 2008-5
7.02% (90-day Average SOFR + 1.96%, 1.70% Floor), 10/25/2023, Series 2008-5, Class A4(2)	2,088	2,090
7.17% (90-day Average SOFR + 2.11%, 1.85% Floor), 07/25/2073, Series 2008-5, Class B(2)	7,350	7,112
SLM Student Loan Trust 2008-6
6.42% (90-day Average SOFR + 1.36%), 10/25/2023, Series 2008-6, Class A4(2)	7,838	7,755
SLM Student Loan Trust 2008-7
6.22% (90-day Average SOFR + 1.16%), 10/25/2023, Series 2008-7, Class A4(2)	6,096	5,982
SLM Student Loan Trust 2012-1
6.38% (30-day Average SOFR + 1.06%, 0.95% Floor), 09/25/2028, Series 2012-1, Class A3(2)	8,171	7,940
SLM Student Loan Trust 2012-2
6.13% (30-day Average SOFR + 0.81%), 01/25/2029, Series 2012-2, Class A(2)	9,618	9,244
SLM Student Loan Trust 2012-7
6.08% (30-day Average SOFR + 0.76%, 0.65% Floor), 05/26/2026, Series 2012-7, Class A3(2)	3,248	3,121
7.23% (30-day Average SOFR + 1.91%, 1.80% Floor), 09/25/2043, Series 2012-7, Class B(2)	2,220	2,061
SLM Student Loan Trust 2014-1
6.03% (30-day Average SOFR + 0.71%), 02/26/2029, Series 2014-1, Class A3(2)	1,877	1,798
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043, Series 2015-C, Class B(1)	1,241	1,189
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031, Series 2016-A, Class A2A(1)	53	51
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032, Series 2016-B, Class A2A(1)	992	961
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034, Series 2016-C, Class A2A(1)	108	104
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034, Series 2017-A, Class A2A(1)	382	367
SMB Private Education Loan Trust 2017-B
2.82%, 10/15/2035, Series 2017-B, Class A2A(1)	932	890
SMB Private Education Loan Trust 2018-A
3.50%, 02/15/2036, Series 2018-A, Class A2A(1)	5,109	4,888
SMB Private Education Loan Trust 2018-B
3.60%, 01/15/2037, Series 2018-B, Class A2A(1)	2,185	2,089
4.00%, 07/15/2042, Series 2018-B, Class B(1)	285	256
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035, Series 2018-C, Class A2A(1)	5,360	5,134
4.00%, 11/17/2042, Series 2018-C, Class B(1)	770	694
SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036, Series 2019-A, Class A2A(1)	3,752	3,574
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037, Series 2019-B, Class A2A(1)	3,646	3,407
SMB Private Education Loan Trust 2020-A
2.23%, 09/15/2037, Series 2020-A, Class A2A(1)	7,096	6,520
SMB Private Education Loan Trust 2020-PTB
1.60%, 09/15/2054, Series 2020-PTB, Class A2A(1)	4,454	3,947
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053, Series 2021-A, Class APT1(1)	6,537	5,589
SMB Private Education Loan Trust 2022-B
3.94%, 02/16/2055, Series 2022-B, Class A1A(1)	28,876	26,787
6.76% (30-day Average SOFR + 1.45%), 02/16/2055, Series 2022-B, Class A1B(1)(2)	26,042	25,847
SMB Private Education Loan Trust 2023-C
6.36%, 11/15/2052, Series 2023-C, Class B(1)	2,870	2,775
SoFi Consumer Loan Program 2021-1 Trust
2.04%, 09/25/2030, Series 2021-1, Class D(1)	925	869
SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040, Series 2017-A, Class C(1)(4)	1,030	935
SoFi Professional Loan Program 2017-D LLC
2.65%, 09/25/2040, Series 2017-D, Class A2FX(1)	597	569
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040, Series 2017-E, Class C(1)	695	622
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041, Series 2017-F, Class BFX(1)	1,405	1,240
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048, Series 2018-C, Class BFX(1)	1,875	1,651
Sound Point CLO XIV Ltd.
6.60% (3 Month Term SOFR + 1.25%, 0.99% Floor), 01/23/2029, Series 2016-3A, Class AR2(1)(2)	3	3
Sound Point CLO XV Ltd.
6.51% (3 Month Term SOFR + 1.16%, 0.90% Floor), 01/23/2029, Series 2017-1A, Class ARR(1)(2)	823	821
Sound Point CLO XX Ltd.
6.71% (3 Month Term SOFR + 1.36%), 07/26/2031, Series 2018-2A, Class A(1)(2)	530	526
Soundview Home Loan Trust 2006-OPT5
5.91% (1 Month Term SOFR + 0.59%, 0.48% Floor), 07/25/2036, Series 2006-OPT5, Class 2A4(2)	21,571	18,550
Southwick Park CLO LLC
6.65% (3 Month Term SOFR + 1.32%, 1.32% Floor), 07/20/2032, Series 2019-4A, Class A1R(1)(2)	11,400	11,347
Specialty Underwriting & Residential Finance Trust Series 2006-BC2
3.82%, 02/25/2037, Series 2006-BC2, Class A2C(3)	10,503	3,965
Specialty Underwriting & Residential Finance Trust Series 2006-BC5
5.71% (1 Month Term SOFR + 0.39%, 0.28% Floor), 11/25/2037, Series 2006-BC5, Class A1(2)	10,228	7,966
Stack Infrastructure Issuer LLC Series 2019-1
4.54%, 02/25/2044, Series 2019-1A, Class A2(1)	2,758	2,731
Stratus CLO 2021-3 Ltd.
6.54% (3 Month Term SOFR + 1.21%, 1.21% Floor), 12/29/2029, Series 2021-3A, Class A(1)(2)	24,344	24,217
Structured Adjustable Rate Mortgage Loan Trust
4.64%, 02/25/2035, Series 2005-1, Class 1A1(4)	3,211	2,995
Structured Asset Investment Loan Trust 2004-8
6.33% (1 Month Term SOFR + 1.01%, 0.90% Floor), 09/25/2034, Series 2004-8, Class M1(2)	584	562

Structured Asset Investment Loan Trust 2004-9
6.53% (1 Month Term SOFR + 1.21%, 1.10% Floor), 10/25/2034, Series 2004-9, Class M2(2)	2,781	2,735
Structured Asset Investment Loan Trust 2005-HE2
6.18% (1 Month Term SOFR + 0.86%, 0.75% Floor), 07/25/2035, Series 2005-HE2, Class M2(2)	4,771	4,503
Structured Asset Mortgage Investments II Trust 2007-AR3
5.62% (1 Month Term SOFR + 0.30%, 0.19% Floor, 10.50% Cap), 09/25/2047, Series 2007-AR3, Class 2A1(2)	10,755	9,486
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
6.43% (1 Month Term SOFR + 1.11%, 1.00% Floor), 08/25/2037, Series 2007-WF2, Class A1(2)	135	133
Sunnova Helios XI Issuer LLC
5.60%, 05/20/2050, Series 2023-A, Class B(1)	6,388	5,914
Sunnova Helios XII Issuer LLC
5.60%, 08/22/2050, Series 2023-B, Class B(1)	2,059	1,908
Symphony CLO XVII Ltd.
6.45% (3 Month Term SOFR + 1.14%), 04/15/2028, Series 2016-17A, Class AR(1)(2)	612	612
Symphony CLO XX Ltd.
7.22% (3 Month Term SOFR + 1.91%, 1.65% Floor), 01/16/2032, Series 2018-20A, Class BR(1)(2)	11,220	11,065
Symphony CLO XXIII Ltd.
6.59% (3 Month Term SOFR + 1.28%, 1.02% Floor), 01/15/2034, Series 2020-23A, Class AR(1)(2)	14,200	14,098
Symphony CLO XXIV Ltd.
6.81% (3 Month Term SOFR + 1.46%, 1.20% Floor), 01/23/2032, Series 2020-24A, Class A(1)(2)	650	648
Symphony CLO XXVI Ltd.
6.67% (3 Month Term SOFR + 1.34%, 1.08% Floor), 04/20/2033, Series 2021-26A, Class AR(1)(2)	4,650	4,619
TCW CLO 2019-1 AMR Ltd.
7.38% (3 Month Term SOFR + 2.01%, 1.75% Floor), 08/16/2034, Series 2019-1A, Class BR(1)(2)	3,365	3,296
TCW CLO 2020-1 Ltd.
6.75% (3 Month Term SOFR + 1.42%, 1.16% Floor), 04/20/2034, Series 2020-1A, Class A1RR(1)(2)	8,600	8,502
TCW CLO 2022-1 Ltd.
6.69% (3 Month Term SOFR + 1.34%, 1.34% Floor), 04/22/2033, Series 2022-1A, Class A1(1)(2)	9,080	8,996
Theorem Funding Trust 2022-1
1.85%, 02/15/2028, Series 2022-1A, Class A(1)	752	746
Theorem Funding Trust 2023-1
7.58%, 04/15/2029, Series 2023-1A, Class A(1)	9,419	9,454
THL Credit Wind River 2019-3 CLO Ltd.
7.22% (3 Month Term SOFR + 1.91%, 1.65% Floor), 07/15/2031, Series 2019-3A, Class BR(1)(2)	7,550	7,349
TIAA CLO I Ltd.
6.79% (3 Month Term SOFR + 1.46%), 07/20/2031, Series 2016-1A, Class AR(1)(2)	18,750	18,660
TICP CLO X Ltd.
7.06% (3 Month Term SOFR + 1.73%, 1.47% Floor), 04/20/2031, Series 2018-10A, Class B(1)(2)	4,080	4,021
Towd Point Mortgage Trust 2019-MH1
3.00%, 11/25/2058, Series 2019-MH1, Class A1(1)(4)	46	46
Toyota Auto Receivables 2020-C Owner Trust
0.44%, 10/15/2024, Series 2020-C, Class A3	155	155
Tricon American Homes 2019-SFR1 Trust
3.20%, 03/17/2038, Series 2019-SFR1, Class D(1)	1,270	1,175
Tricon American Homes 2020-SFR1
2.05%, 07/17/2038, Series 2020-SFR1, Class B(1)	1,180	1,053
2.55%, 07/17/2038, Series 2020-SFR1, Class D(1)	1,220	1,094
Tricon American Homes 2020-SFR2 Trust
2.73%, 11/17/2039, Series 2020-SFR2, Class E1(1)	1,855	1,567
Tricon Residential 2021-SFR1 Trust
2.79%, 07/17/2038, Series 2021-SFR1, Class E1(1)	1,760	1,559
2.89%, 07/17/2038, Series 2021-SFR1, Class E2(1)	4,695	4,148
Trimaran Cavu 2019-1 Ltd.
7.49% (3 Month Term SOFR + 2.16%, 1.90% Floor), 07/20/2032, Series 2019-1A, Class A2(1)(2)	1,820	1,804
Trimaran Cavu 2021-2 Ltd.
7.36% (3 Month Term SOFR + 2.01%, 1.75% Floor), 10/25/2034, Series 2021-2A, Class B1(1)(2)	2,500	2,456
Upstart Securitization Trust 2021-5
1.31%, 11/20/2031, Series 2021-5, Class A(1)	952	938
Upstart Securitization Trust 2022-1
3.12%, 03/20/2032, Series 2022-1, Class A(1)	6,170	6,067
Upstart Securitization Trust 2022-3
5.50%, 06/20/2032, Series 2022-3, Class A(1)	6,483	6,342
Upstart Structured Pass-Through Trust Series 2022-2A
4.25%, 06/17/2030, Series 2022-2A, Class A(1)	2,554	2,476
VCAT 2021-NPL1 LLC
2.29%, 12/26/2050, Series 2021-NPL1, Class A1(1)(3)	968	937
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051, Series 2021-NPL5, Class A1(1)(3)	6,748	6,357
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051, Series 2021-NPL6, Class A1(1)(3)	8,598	7,906
Venture XIV CLO Ltd.
6.68% (3 Month Term SOFR + 1.29%, 1.03% Floor), 08/28/2029, Series 2013-14A, Class ARR(1)(2)	14,894	14,864
Venture XXIX CLO Ltd.
6.62% (3 Month Term SOFR + 1.25%, 0.99% Floor), 09/07/2030, Series 2017-29A, Class AR(1)(2)	1,877	1,865
Venture Xxv CLO Ltd.
6.61% (3 Month Term SOFR + 1.28%, 1.02% Floor), 04/20/2029, Series 2016-25A, Class ARR(1)(2)	8,069	8,054
VOLT XCII LLC
1.89%, 02/27/2051, Series 2021-NPL1, Class A1(1)(3)	1,270	1,194
VOLT XCIII LLC
1.89%, 02/27/2051, Series 2021-NPL2, Class A1(1)(3)	3,491	3,243
VOLT XCIV LLC
2.24%, 02/27/2051, Series 2021-NPL3, Class A1(1)(3)	5,514	5,196
VOLT XCIX LLC
2.12%, 04/25/2051, Series 2021-NPL8, Class A1(1)(3)	11,025	10,257
VOLT XCVI LLC
2.12%, 03/27/2051, Series 2021-NPL5, Class A1(1)(3)	2,385	2,257
VOLT XCVII LLC

2.24%, 04/25/2051, Series 2021-NPL6, Class A1(1)(3)	10,215	9,514
Voya CLO 2013-2 Ltd.
6.58% (3 Month Term SOFR + 1.23%, 0.97% Floor), 04/25/2031, Series 2013-2A, Class A1R(1)(2)	1,908	1,894
Voya CLO 2020-1 Ltd.
7.27% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/16/2034, Series 2020-1A, Class BR(1)(2)	9,000	8,916
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
3.84%, 02/25/2037, Series 2007-HY1, Class 4A1(4)	5,802	5,063
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA3 Trust
5.88% (12 Month U.S. Treasury Average + 1.25%, 1.25% Floor), 04/25/2047, Series 2007-OA3, Class 5A(2)	294	244
WAVE 2017-1 Trust
3.84%, 11/15/2042, Series 2017-1A, Class A(1)	3,919	3,150
Wellfleet CLO 2017-2A Ltd.
6.65% (3 Month Term SOFR + 1.32%), 10/20/2029, Series 2017-2A, Class A1R(1)(2)	3,108	3,103
Wellfleet CLO 2017-3 Ltd.
6.72% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/17/2031, Series 2017-3A, Class A1(1)(2)	6,011	5,981
Wellfleet CLO 2021-3 Ltd.
7.37% (3 Month Term SOFR + 2.06%, 1.80% Floor), 01/15/2035, Series 2021-3A, Class B(1)(2)	6,165	5,995
Wellfleet CLO X Ltd.
6.76% (3 Month Term SOFR + 1.43%), 07/20/2032, Series 2019-XA, Class A1R(1)(2)	8,700	8,620
Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust
6.33% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/25/2034, Series 2004-2, Class M1(2)	998	990
Westlake Automobile Receivables Trust 2020-3
1.24%, 11/17/2025, Series 2020-3A, Class C(1)	326	324
Westlake Automobile Receivables Trust 2021-3
2.12%, 01/15/2027, Series 2021-3A, Class D(1)	9,200	8,575
Westlake Automobile Receivables Trust 2023-1
6.79%, 11/15/2028, Series 2023-1A, Class D(1)	2,480	2,461
Westlake Automobile Receivables Trust 2023-2
7.01%, 11/15/2028, Series 2023-2A, Class D(1)	5,285	5,257
Westlake Automobile Receivables Trust 2023-3
6.47%, 03/15/2029, Series 2023-3A, Class D(1)	5,675	5,617
Willis Engine Structured Trust IV
4.75%, 09/15/2043, Series 2018-A, Class A(1)(3)	403	340
Willis Engine Structured Trust VI
3.10%, 05/15/2046, Series 2021-A, Class A(1)	2,277	1,833
World Omni Auto Receivables Trust 2020-A
1.64%, 08/17/2026, Series 2020-A, Class C	3,190	3,116

Total Asset-Backed Obligations (Cost: $3,782,096)		3,600,193

Corporate Bonds – 27.41%
Basic Materials – 1.06%
Alcoa Nederland Holding BV
4.13%, 03/31/2029(1)	2,945	2,606
5.50%, 12/15/2027(1)	2,745	2,607
6.13%, 05/15/2028(1)	4,000	3,852
Anglo American Capital Plc
2.25%, 03/17/2028(1)	1,343	1,146
2.63%, 09/10/2030(1)	40,530	32,376
2.88%, 03/17/2031(1)	1,949	1,549
3.88%, 03/16/2029(1)	1,311	1,175
4.00%, 09/11/2027(1)	1,000	934
4.50%, 03/15/2028(1)	21,773	20,517
5.50%, 05/02/2033(1)	5,264	4,924
5.63%, 04/01/2030(1)	677	654
ArcelorMittal SA
6.75%, 03/01/2041	12,270	11,694
6.80%, 11/29/2032	7,845	7,791
Braskem Netherlands Finance BV
4.50%, 01/31/2030(1)	5,210	4,246
5.88%, 01/31/2050(1)	4,160	2,996
Celanese U.S. Holdings LLC
6.33%, 07/15/2029	2,310	2,264
6.38%, 07/15/2032	1,700	1,638
6.70%, 11/15/2033	4,300	4,186
CF Industries, Inc.
4.50%, 12/01/2026(1)	5,145	4,923
CSN Resources SA
5.88%, 04/08/2032(1)	200	162
Eastman Chemical Co.
5.75%, 03/08/2033	615	588
First Quantum Minerals Ltd.
6.88%, 03/01/2026(1)	2,855	2,771
6.88%, 10/15/2027(1)	7,600	7,291
7.50%, 04/01/2025(1)	1,185	1,183
FMC Corp.
3.45%, 10/01/2029	1,850	1,558
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031(1)	6,670	5,488
Freeport Indonesia PT
4.76%, 04/14/2027(17)	200	190
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	6,345	5,606
4.63%, 08/01/2030	2,455	2,212
Glencore Funding LLC
2.50%, 09/01/2030(1)	5,160	4,079
2.63%, 09/23/2031(1)	4,910	3,790
2.85%, 04/27/2031(1)	10,245	8,130

3.88%, 10/27/2027(1)		11,555	10,692
4.88%, 03/12/2029(1)		8,160	7,731
5.70%, 05/08/2033(1)		20,289	19,239
6.13%, 10/06/2028(1)		20,860	20,824
6.38%, 10/06/2030(1)		23,437	23,374
6.50%, 10/06/2033(1)		38,725	38,656
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT
5.45%, 05/15/2030		1,000	934
5.45%, 05/15/2030(1)		1,400	1,307
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030(1)		16,705	12,567
4.38%, 06/01/2047		2,905	1,951
5.00%, 09/26/2048		11,420	8,510
Newmont Corp.
2.25%, 10/01/2030		1,785	1,421
2.80%, 10/01/2029		693	587
OCP SA
4.50%, 10/22/2025(17)		259	249
Sasol Financing USA LLC
5.88%, 03/27/2024		1,123	1,112
Suzano Austria GmbH
3.75%, 01/15/2031		6,505	5,347
5.00%, 01/15/2030		200	183
Syngenta Finance NV
4.89%, 04/24/2025(1)		550	536
Valvoline, Inc.
3.63%, 06/15/2031(1)		533	413
Vedanta Resources Finance II Plc
8.95%, 03/11/2025(1)		509	374
Volcan Compania Minera SAA
4.38%, 02/11/2026(1)		1,290	736
Westlake Corp.
1.63%, 07/17/2029	EUR	2,025	1,783

Total Basic Materials			313,652

Communications – 2.51%
Altice Financing SA
5.75%, 08/15/2029(1)		$7,503	6,149
AT&T, Inc.
2.75%, 06/01/2031		600	480
3.50%, 09/15/2053		39	24
3.55%, 09/15/2055		4,708	2,882
3.65%, 09/15/2059		7,674	4,669
3.80%, 12/01/2057		2,770	1,755
4.50%, 05/15/2035		2,025	1,727
4.50%, 03/09/2048		7,610	5,755
5.40%, 02/15/2034		3,529	3,303
C&W Senior Financing DAC
6.88%, 09/15/2027(1)		600	528
Cable One, Inc.
4.00%, 11/15/2030(1)		3,478	2,650
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 01/15/2034(1)		2,285	1,682
Charter Communications Operating LLC
2.25%, 01/15/2029		1,626	1,326
2.30%, 02/01/2032		20,750	15,122
2.80%, 04/01/2031		32,784	25,567
3.70%, 04/01/2051		12,800	7,448
3.75%, 02/15/2028		6,703	6,044
3.85%, 04/01/2061		4,345	2,428
3.90%, 06/01/2052		3,585	2,143
3.95%, 06/30/2062		30,133	17,093
4.20%, 03/15/2028		3,376	3,099
4.40%, 04/01/2033		4,100	3,487
4.80%, 03/01/2050		17,078	11,942
5.25%, 04/01/2053		5,006	3,742
5.38%, 04/01/2038		980	802
5.38%, 05/01/2047		13,211	10,067
5.75%, 04/01/2048		5,030	4,016
6.48%, 10/23/2045		343	299
6.83%, 10/23/2055		1,022	903
Comcast Corp.
2.65%, 02/01/2030		954	806
2.80%, 01/15/2051		1,326	776
2.94%, 11/01/2056		1,921	1,092
4.00%, 03/01/2048		905	678
4.40%, 08/15/2035		827	730
5.65%, 06/15/2035		1,351	1,334
CommScope Technologies LLC
5.00%, 03/15/2027(1)		1,985	1,127
CommScope, Inc.
4.75%, 09/01/2029(1)		9,905	7,286
6.00%, 03/01/2026(1)		2,205	2,058
7.13%, 07/01/2028(1)		3,625	2,169
Cox Communications, Inc.
3.15%, 08/15/2024(1)		1,043	1,018
Crown Castle Towers LLC
3.66%, 05/15/2025(1)		1,300	1,239

CSC Holdings LLC
3.38%, 02/15/2031(1)		10,305	7,022
4.13%, 12/01/2030(1)		2,415	1,709
4.50%, 11/15/2031(1)		6,505	4,604
4.63%, 12/01/2030(1)		26,845	14,272
5.00%, 11/15/2031(1)		940	504
5.38%, 02/01/2028(1)		1,755	1,429
5.50%, 04/15/2027(1)		1,135	973
5.75%, 01/15/2030(1)		6,059	3,395
6.50%, 02/01/2029(1)		10,866	9,002
7.50%, 04/01/2028(1)		1,000	649
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026(1)(6)(7)		12,101	242
Digicel International Finance Ltd./Digicel international Holdings Ltd.
8.00%, 12/31/2026(1)(6)(7)		73	3
8.75%, 05/25/2024(1)		188	169
DISH DBS Corp.
5.13%, 06/01/2029		2,380	1,319
5.25%, 12/01/2026(1)		11,995	10,194
5.75%, 12/01/2028(1)		16,035	12,327
Expedia Group, Inc.
2.95%, 03/15/2031		30,140	24,282
3.25%, 02/15/2030		12,682	10,726
FactSet Research Systems, Inc.
3.45%, 03/01/2032		4,726	3,916
Frontier Communications Holdings LLC
5.00%, 05/01/2028(1)		2,250	1,921
8.63%, 03/15/2031(1)		7,138	6,724
8.75%, 05/15/2030(1)		1,000	949
iHeartCommunications, Inc.
4.75%, 01/15/2028(1)		4,120	3,150
5.25%, 08/15/2027(1)		3,710	2,940
Intelsat Jackson Holdings SA
5.50%, 08/01/2024(8)(18)		12,702	—
6.50%, 03/15/2030(1)		25,356	22,487
9.75%, 07/15/2025(1)(8)(18)		15,687	—
Juniper Networks, Inc.
2.00%, 12/10/2030		864	649
Kenbourne Invest SA
6.88%, 11/26/2024(1)		300	251
Level 3 Financing, Inc.
4.63%, 09/15/2027(1)		510	367
Meta Platforms, Inc.
4.65%, 08/15/2062		3,207	2,551
4.95%, 05/15/2033		29,985	28,736
5.60%, 05/15/2053		10,765	10,189
Millicom International Cellular SA
5.13%, 01/15/2028(17)		180	152
Motorola Solutions, Inc.
2.30%, 11/15/2030		7,753	6,021
2.75%, 05/24/2031		5,511	4,353
5.50%, 09/01/2044		2,387	2,093
5.60%, 06/01/2032		5,620	5,376
NBCUniversal Media LLC
4.45%, 01/15/2043		969	797
NBN Co. Ltd.
2.63%, 05/05/2031(1)		475	383
Netflix, Inc.
3.63%, 06/15/2025(1)		3,500	3,377
3.88%, 11/15/2029	EUR	2,002	2,051
4.63%, 05/15/2029		2,300	2,452
4.88%, 06/15/2030(1)		$27,736	26,258
5.38%, 11/15/2029(1)		1,415	1,381
5.88%, 11/15/2028		10,972	11,034
6.38%, 05/15/2029		12,834	13,252
Nokia OYJ
4.38%, 06/12/2027		2,895	2,680
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.
4.75%, 04/30/2027(1)		909	809
NTT Finance Corp.
1.59%, 04/03/2028(1)		777	659
Prosus NV
1.99%, 07/13/2033	EUR	4,100	2,895
SES GLOBAL Americas Holdings, Inc.
5.30%, 03/25/2044(1)		$10,000	6,732
Sirius XM Radio, Inc.
4.00%, 07/15/2028(1)		674	575
5.00%, 08/01/2027(1)		1,385	1,265
5.50%, 07/01/2029(1)		115	102
Sprint Capital Corp.
6.88%, 11/15/2028		1,262	1,303
8.75%, 03/15/2032		24,955	28,869
Sprint LLC
7.13%, 06/15/2024		21,555	21,686
7.63%, 02/15/2025		16,594	16,837
7.63%, 03/01/2026		996	1,024

Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%, 03/20/2025(1)	2,745	2,716
5.15%, 03/20/2028(1)	24,895	24,458
Tencent Holdings Ltd.
3.84%, 04/22/2051(1)	8,495	5,418
Time Warner Cable LLC
4.50%, 09/15/2042	13,975	9,682
5.50%, 09/01/2041	11,204	8,764
5.88%, 11/15/2040	6,520	5,402
T-Mobile USA, Inc.
2.25%, 02/15/2026	14,809	13,633
2.40%, 03/15/2029	1,515	1,275
2.55%, 02/15/2031	15,389	12,245
2.70%, 03/15/2032	2,720	2,128
3.38%, 04/15/2029	11,586	10,190
3.50%, 04/15/2031	15,220	12,870
3.88%, 04/15/2030	48,108	42,622
4.80%, 07/15/2028	14,000	13,454
5.75%, 01/15/2034	7,160	6,985
Uber Technologies, Inc.
4.50%, 08/15/2029(1)	6,200	5,542
6.25%, 01/15/2028(1)	7,305	7,143
7.50%, 09/15/2027(1)	1,395	1,407
Verizon Communications, Inc.
1.75%, 01/20/2031	7,526	5,671
2.36%, 03/15/2032	10,155	7,748
2.65%, 11/20/2040	2,211	1,400
3.00%, 11/20/2060	2,122	1,149
3.40%, 03/22/2041	886	628
4.40%, 11/01/2034	5,446	4,722
5.05%, 05/09/2033	1,633	1,526
5.85%, 09/15/2035	974	947
7.75%, 12/01/2030	508	566
Vodafone Group Plc
4.25%, 09/17/2050	1,955	1,417
4.88%, 06/19/2049	6,963	5,559
VZ Secured Financing BV
5.00%, 01/15/2032(1)	6,500	5,106
Zayo Group Holdings, Inc.
4.00%, 03/01/2027(1)	1,000	742
Ziggo BV
4.88%, 01/15/2030(1)	4,900	3,992

Total Communications		746,619

Consumer, Cyclical – 1.71%
7-Eleven, Inc.
0.80%, 02/10/2024(1)	10,725	10,521
ABRA Global Finance
11.50%, 03/02/2028(1)(9)	397	318
Air Canada 2015-2 Class B Pass-Through Trust
5.00%, 12/15/2023(1)	851	849
Air Canada 2017-1 Class B Pass-Through Trust
3.70%, 01/15/2026(1)	7,552	7,176
Alaska Airlines 2020-1 Class A Pass-Through Trust
4.80%, 08/15/2027(1)	1,182	1,133
Alimentation Couche-Tard, Inc.
3.80%, 01/25/2050(1)	4,513	2,930
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027	540	482
American Airlines 2016-1 Class B Pass-Through Trust
5.25%, 01/15/2024	272	270
American Airlines 2016-2 Class B Pass-Through Trust
4.38%, 06/15/2024(1)	2,017	1,967
American Airlines 2016-3 Class B Pass-Through Trust
3.75%, 10/15/2025	1,822	1,708
American Airlines 2017-2 Class A Pass-Through Trust
3.60%, 10/15/2029	171	149
American Airlines 2017-2 Class B Pass-Through Trust
3.70%, 10/15/2025	932	885
American Airlines 2019-1 Class B Pass-Through Trust
3.85%, 02/15/2028	7,773	6,862
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 07/11/2034	10,221	8,428
AutoNation, Inc.
4.75%, 06/01/2030	1,030	928
AutoZone, Inc.
4.00%, 04/15/2030	8,465	7,626
Avianca Midco 2 Plc
9.00%, 12/01/2028(1)	102	87
Azul Investments LLP
5.88%, 10/26/2024(17)	223	204
5.88%, 10/26/2024(1)	317	290
Azul Secured Finance LLP
11.93%, 08/28/2028(1)	200	198
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031(1)	1,586	1,457
British Airways 2019-1 Class A Pass-Through Trust
3.35%, 06/15/2029(1)	2,121	1,885

British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032(1)		340	293
British Airways 2020-1 Class A Pass-Through Trust
4.25%, 11/15/2032(1)		306	274
Carnival Corp.
4.00%, 08/01/2028(1)		2,995	2,597
7.00%, 08/15/2029(1)		2,120	2,090
9.88%, 08/01/2027(1)		5,400	5,637
Carvana Co.
12.00%, 12/01/2028(1)(9)		5,978	4,695
13.00%, 06/01/2030(1)(9)		8,969	6,996
14.00%, 06/01/2031(1)(9)		10,613	8,307
Daimler Truck Finance North America LLC
5.50%, 09/20/2033(1)		8,790	8,335
Dillard’s, Inc.
7.00%, 12/01/2028		380	377
7.75%, 07/15/2026		135	136
7.75%, 05/15/2027		85	87
Dollar General Corp.
3.50%, 04/03/2030		3,125	2,670
Ferguson Finance Plc
3.25%, 06/02/2030(1)		1,720	1,458
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030(1)		2,228	1,816
FirstCash, Inc.
5.63%, 01/01/2030(1)		5,000	4,499
General Motors Co.
5.20%, 04/01/2045		18,095	14,069
6.25%, 10/02/2043		65	58
General Motors Financial Co., Inc.
3.10%, 01/12/2032		2,030	1,571
4.00%, 10/06/2026		537	503
4.30%, 07/13/2025		182	176
4.35%, 04/09/2025		1,518	1,476
5.85%, 04/06/2030		1,770	1,695
6.00%, 01/09/2028		14,095	13,922
6.40%, 01/09/2033		4,470	4,365
GENM Capital Labuan Ltd.
3.88%, 04/19/2031(1)		10,990	8,599
Greene King Finance Plc
4.06%, 03/15/2035	GBP	2,992	3,102
5.11%, 03/15/2034		393	439
Grupo Posadas SAB de CV
5.00%, 12/30/2027(3)(17)		$266	223
Hyundai Capital America
1.80%, 10/15/2025(1)		5,395	4,961
2.10%, 09/15/2028(1)		6,385	5,298
Intelsat Jackson Holdings SA
8.50%, 10/15/2024(1)(8)(18)		18,280	—
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/2032		589	494
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 11/15/2032		2,927	2,634
Las Vegas Sands Corp.
3.20%, 08/08/2024		10,000	9,675
3.50%, 08/18/2026		5,000	4,550
Lithia Motors, Inc.
3.88%, 06/01/2029(1)		5,095	4,294
Live Nation Entertainment, Inc.
3.75%, 01/15/2028(1)		5,000	4,413
Lowe’s Companies, Inc.
1.70%, 10/15/2030		2,666	2,044
2.80%, 09/15/2041		3,828	2,473
4.50%, 04/15/2030		4,481	4,181
Marriott International, Inc.
2.75%, 10/15/2033		1,322	998
2.85%, 04/15/2031		2,750	2,217
3.75%, 10/01/2025		297	286
4.63%, 06/15/2030		940	866
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029(1)		745	624
MDC Holdings, Inc.
3.97%, 08/06/2061		7,835	4,312
6.00%, 01/15/2043		7,970	6,670
Mercedes-Benz Finance North America LLC
2.45%, 03/02/2031(1)		1,015	826
Metalsa Sapi de CV
3.75%, 05/04/2031(17)		284	210
Michaels Companies, Inc.
7.88%, 05/01/2029(1)		11,145	7,276
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027(1)		6,780	6,718
Mitchells & Butlers Finance Plc
6.01%, 12/15/2028	GBP	261	292
6.02% (SOFR + 0.71%), 12/15/2030(2)		$5,999	5,489
NCL Corp. Ltd.
5.88%, 03/15/2026(1)		1,420	1,311
5.88%, 02/15/2027(1)		7,150	6,799

Nissan Motor Acceptance Co. LLC
1.85%, 09/16/2026(1)	45,200	39,326
2.00%, 03/09/2026(1)	14,300	12,782
2.45%, 09/15/2028(1)	4,800	3,893
2.75%, 03/09/2028(1)	14,600	12,220
Nissan Motor Co. Ltd.
3.52%, 09/17/2025(1)	1,400	1,322
4.35%, 09/17/2027(1)	10,500	9,584
4.81%, 09/17/2030(1)	57,500	49,594
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(1)	2,075	1,903
Sands China Ltd.
4.30%, 01/08/2026	700	654
5.38%, 08/08/2025	4,139	4,009
5.65%, 08/08/2028	1,000	941
Tapestry, Inc.
3.05%, 03/15/2032	3,325	2,436
Tractor Supply Co.
5.25%, 05/15/2033	600	567
Travel + Leisure Co.
4.50%, 12/01/2029(1)	755	633
6.00%, 04/01/2027	5,015	4,771
Tupy Overseas SA
4.50%, 02/16/2031(17)	247	198
U.S. Airways 2011-1 Class A Pass-Through Trust
7.13%, 10/22/2023	900	900
U.S. Airways 2013-1 Class A Pass-Through Trust
3.95%, 11/15/2025	931	884
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030	486	416
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026	3,660	3,450
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031	509	461
United Airlines 2019-2 Class A Pass-Through Trust
2.90%, 05/01/2028	1,276	1,101
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032	799	659
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/2027	15,432	15,300
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 01/15/2036	27,995	27,214
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	12,015	11,092
4.05%, 03/15/2029	4,505	4,014
4.28%, 03/15/2032	12,075	10,249
5.05%, 03/15/2042	21,535	16,655
5.14%, 03/15/2052	32,921	24,462
Yum! Brands, Inc.
4.75%, 01/15/2030(1)	750	674

Total Consumer, Cyclical		509,093

Consumer, Non-cyclical – 3.27%
1375209 BC Ltd.
9.00%, 01/30/2028(1)	2,000	1,977
AbbVie, Inc.
4.45%, 05/14/2046	925	756
4.50%, 05/14/2035	5,702	5,152
4.55%, 03/15/2035	3,541	3,221
4.88%, 11/14/2048	1,871	1,635
Adtalem Global Education Inc
5.50%, 03/01/2028(1)	1,000	916
Aetna, Inc.
3.50%, 11/15/2024	3,370	3,281
Alcon Finance Corp.
5.38%, 12/06/2032(1)	5,350	5,189
Altria Group, Inc.
3.40%, 02/04/2041	2,320	1,507
4.25%, 08/09/2042	1,701	1,231
4.80%, 02/14/2029	3,268	3,108
5.38%, 01/31/2044	2,020	1,811
Amgen, Inc.
4.05%, 08/18/2029	4,478	4,157
4.20%, 02/22/2052	5,400	4,044
4.40%, 02/22/2062	4,957	3,672
4.88%, 03/01/2053	1,800	1,497
5.25%, 03/02/2030	8,898	8,693
5.25%, 03/02/2033	4,530	4,330
5.60%, 03/02/2043	1,060	985
5.75%, 03/02/2063	14,518	13,393
Ashtead Capital, Inc.
5.50%, 08/11/2032(1)	2,475	2,287
5.55%, 05/30/2033(1)	3,820	3,544
5.95%, 10/15/2033(1)	3,530	3,351
Bacardi Ltd.
4.45%, 05/15/2025(1)	13,085	12,697
4.70%, 05/15/2028(1)	232	221

Bacardi Ltd. / Bacardi-Martini BV
5.40%, 06/15/2033(1)	13,960	13,081
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	8,700	5,768
BAT Capital Corp.
2.73%, 03/25/2031	29,370	22,664
3.56%, 08/15/2027	1,646	1,506
3.98%, 09/25/2050	3,284	2,061
4.39%, 08/15/2037	1,020	781
4.54%, 08/15/2047	10,555	7,265
4.76%, 09/06/2049	7,037	4,949
5.65%, 03/16/2052	8,040	6,437
6.34%, 08/02/2030	1,000	985
6.42%, 08/02/2033	800	778
7.08%, 08/02/2043	900	863
7.08%, 08/02/2053	2,770	2,617
Bausch & Lomb Escrow Corp.
8.38%, 10/01/2028(1)	900	903
Bausch Health Companies, Inc.
4.88%, 06/01/2028(1)	3,165	1,800
Bayer U.S. Finance II LLC
2.85%, 04/15/2025(1)	8,635	8,176
3.38%, 07/15/2024(1)	5,915	5,787
4.25%, 12/15/2025(1)	5,060	4,872
4.38%, 12/15/2028(1)	4,685	4,355
4.40%, 07/15/2044(1)	6,355	4,752
4.88%, 06/25/2048(1)	11,025	8,792
Bayer U.S. Finance LLC
3.38%, 10/08/2024(1)	5,000	4,866
Becton Dickinson & Co.
3.36%, 06/06/2024	864	849
BRF SA
4.88%, 01/24/2030(17)	200	162
Catalent Pharma Solutions, Inc.
3.13%, 02/15/2029(1)	950	779
3.50%, 04/01/2030(1)	4,000	3,293
Centene Corp.
2.45%, 07/15/2028	9,492	8,019
2.50%, 03/01/2031	14,567	11,191
2.63%, 08/01/2031	5,600	4,289
3.00%, 10/15/2030	18,676	15,064
3.38%, 02/15/2030	7,562	6,307
4.25%, 12/15/2027	14,078	12,979
4.63%, 12/15/2029	4,425	3,985
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027(1)	13,600	11,665
8.00%, 03/15/2026(1)	4,212	4,014
Cigna Group
3.40%, 03/01/2027	6,858	6,384
4.38%, 10/15/2028	7,670	7,257
CommonSpirit Health
1.55%, 10/01/2025	3,450	3,165
2.78%, 10/01/2030	5,970	4,914
CoStar Group, Inc.
2.80%, 07/15/2030(1)	11,000	8,863
CVS Health Corp.
1.88%, 02/28/2031	1,464	1,116
3.25%, 08/15/2029	6,270	5,486
5.05%, 03/25/2048	18,390	15,280
5.13%, 07/20/2045	2,250	1,893
5.25%, 01/30/2031	2,475	2,378
CVS Pass-Through Trust
5.77%, 01/10/2033(1)	52	51
5.77%, 01/10/2033	1,910	1,861
6.04%, 12/10/2028	884	875
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(1)	3,993	3,584
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(1)	8,877	7,592
Element Fleet Management Corp.
1.60%, 04/06/2024(1)	2,195	2,142
Elevance Health, Inc.
3.60%, 03/15/2051	960	659
3.65%, 12/01/2027	2,580	2,391
4.55%, 05/15/2052	2,306	1,866
5.13%, 02/15/2053	644	569
Embecta Corp.
5.00%, 02/15/2030(1)	2,488	1,941
ERAC USA Finance LLC
3.80%, 11/01/2025(1)	4,605	4,424
4.90%, 05/01/2033(1)	11,015	10,371
Ford Foundation
2.82%, 06/01/2070	880	484
Fresenius Medical Care U.S. Finance III, Inc.
1.88%, 12/01/2026(1)	9,545	8,324
Frigorifico Concepcion SA
7.70%, 07/21/2028(1)	282	233

Gartner, Inc.
3.63%, 06/15/2029(1)		970	830
Gilead Sciences, Inc.
1.65%, 10/01/2030		5,766	4,502
4.15%, 03/01/2047		3,707	2,929
4.80%, 04/01/2044		2,320	2,023
5.65%, 12/01/2041		1,092	1,060
Global Payments, Inc.
2.90%, 05/15/2030		9,607	7,876
2.90%, 11/15/2031		7,080	5,554
3.20%, 08/15/2029		5,015	4,265
5.30%, 08/15/2029		3,700	3,528
5.40%, 08/15/2032		12,685	11,890
5.95%, 08/15/2052		6,053	5,427
Grifols SA
4.75%, 10/15/2028(1)		5,459	4,654
Gruma SAB de CV
4.88%, 12/01/2024(17)		256	252
Grupo Bimbo SAB de CV
3.88%, 06/27/2024(17)		219	216
GTCR W-2 Merger Sub LLC
7.50%, 01/15/2031(1)		8,265	8,277
HCA, Inc.
3.38%, 03/15/2029		10,317	9,039
3.50%, 09/01/2030		14,708	12,443
3.50%, 07/15/2051		1,680	1,049
3.63%, 03/15/2032		3,159	2,618
4.13%, 06/15/2029		32,135	29,092
5.25%, 04/15/2025		3,964	3,915
5.25%, 06/15/2026		8	8
5.25%, 06/15/2049		6,070	4,986
5.38%, 09/01/2026		8,669	8,508
5.50%, 06/01/2033		24,530	23,200
5.50%, 06/15/2047		12,742	10,876
5.88%, 02/15/2026		1,686	1,677
5.88%, 02/01/2029		9,008	8,862
7.50%, 11/06/2033		435	455
7.58%, 09/15/2025		1,322	1,350
7.69%, 06/15/2025		1,654	1,692
Humana, Inc.
3.70%, 03/23/2029		11,540	10,527
3.85%, 10/01/2024		4,014	3,932
4.88%, 04/01/2030		5,815	5,501
Illumina, Inc.
2.55%, 03/23/2031		11,640	9,039
Imperial Brands Finance Plc
3.13%, 07/26/2024(1)		10,790	10,515
3.50%, 07/26/2026(1)		7,025	6,574
4.25%, 07/21/2025(1)		4,170	4,017
6.13%, 07/27/2027(1)		18,800	18,749
Integris Baptist Medical Center, Inc.
3.88%, 08/15/2050		7,000	4,763
IQVIA, Inc.
5.70%, 05/15/2028(1)		16,850	16,371
JBS USA LUX SA
3.00%, 02/02/2029		5,290	4,439
3.75%, 12/01/2031		7,152	5,729
4.38%, 02/02/2052		2,090	1,389
5.50%, 01/15/2030		5,130	4,789
5.75%, 04/01/2033		4,770	4,362
6.50%, 12/01/2052		7,760	6,947
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL
6.75%, 03/15/2034(1)		12,550	12,211
7.25%, 11/15/2053(1)		3,050	2,949
JDE Peet’s NV
2.25%, 09/24/2031(1)		4,500	3,344
Kedrion SpA
6.50%, 09/01/2029(1)		7,500	6,431
Market Bidco Finco Plc
4.75%, 11/04/2027	EUR	16,000	14,528
Mass General Brigham, Inc.
3.34%, 07/01/2060		$3,500	2,195
Massachusetts Institute of Technology
4.68%, 07/01/2114		45	37
5.60%, 07/01/2111		72	71
ModivCare Escrow Issuer, Inc.
5.00%, 10/01/2029(1)		7,527	5,401
ModivCare, Inc.
5.88%, 11/15/2025(1)		2,835	2,695
Molina Healthcare, Inc.
3.88%, 11/15/2030(1)		1,911	1,582
4.38%, 06/15/2028(1)		3,143	2,816
Moody’s Corp.
4.88%, 12/17/2048		979	837
Natura Cosmeticos SA
4.13%, 05/03/2028(1)		572	491
New York & Presbyterian Hospital
3.56%, 08/01/2036		2,630	2,074

Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/2033	18,865	17,834
5.30%, 05/19/2053	9,141	8,493
Philip Morris International, Inc.
5.13%, 11/17/2027	1,940	1,900
Pilgrim’s Pride Corp.
3.50%, 03/01/2032	18,075	13,977
4.25%, 04/15/2031	2,650	2,211
5.88%, 09/30/2027(1)	3,772	3,827
6.25%, 07/01/2033	11,865	11,151
6.88%, 05/15/2034	2,215	2,174
Pomona College
2.89%, 01/01/2051	3,570	2,232
RELX Capital, Inc.
3.00%, 05/22/2030	678	580
Revvity, Inc.
2.25%, 09/15/2031	2,250	1,710
2.55%, 03/15/2031	11,115	8,747
Reynolds American, Inc.
5.70%, 08/15/2035	6,650	5,950
5.85%, 08/15/2045	13,100	10,851
Rockefeller Foundation
2.49%, 10/01/2050	3,400	1,961
S&P Global, Inc.
1.25%, 08/15/2030	2,597	1,982
4.25%, 05/01/2029	2,585	2,440
5.25%, 09/15/2033(1)	7,090	6,911
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/2029(1)	5,526	4,533
Smithfield Foods, Inc.
2.63%, 09/13/2031(1)	10,000	7,170
3.00%, 10/15/2030(1)	925	707
4.25%, 02/01/2027(1)	1,290	1,193
Spectrum Brands, Inc.
5.50%, 07/15/2030(1)	1,617	1,466
Sutter Health
3.16%, 08/15/2040	4,700	3,249
3.36%, 08/15/2050	11,400	7,451
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/2030	3,681	2,960
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	7,935	7,072
4.10%, 10/01/2046	29,083	18,206
4.75%, 05/09/2027	7,495	6,877
5.13%, 05/09/2029	4,885	4,416
6.75%, 03/01/2028	1,400	1,375
7.88%, 09/15/2029	6,355	6,438
8.13%, 09/15/2031	3,170	3,280
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	740	574
4.95%, 11/21/2032	2,090	2,009
5.09%, 08/10/2033	3,374	3,262
Triton Water Holdings, Inc.
6.25%, 04/01/2029(1)	6,824	5,579
UnitedHealth Group, Inc.
3.75%, 10/15/2047	1,480	1,088
3.88%, 12/15/2028	1,070	1,005
4.25%, 04/15/2047	1,517	1,207
4.38%, 03/15/2042	665	555
4.75%, 05/15/2052	2,352	2,005
4.95%, 05/15/2062	658	567
5.20%, 04/15/2063	285	254
6.05%, 02/15/2063	549	555
Universal Health Services Inc
1.65%, 09/01/2026	8,275	7,294
Upbound Group, Inc.
6.38%, 02/15/2029(1)	1,250	1,109
US Renal Care, Inc.
10.63%, 06/28/2028(1)	195	129
Verisk Analytics, Inc.
4.13%, 03/15/2029	3,835	3,570
5.75%, 04/01/2033	7,965	7,920
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026(1)	1,250	1,167

Total Consumer, Non-cyclical		972,943

Energy – 2.65%
Aker BP ASA
3.10%, 07/15/2031(1)	5,635	4,510
3.75%, 01/15/2030(1)	15,485	13,306
4.00%, 01/15/2031(1)	14,110	12,121
Antero Resources Corp.
5.38%, 03/01/2030(1)	4,069	3,746
7.63%, 02/01/2029(1)	1,025	1,039
Apache Corp.
4.75%, 04/15/2043	1,019	742
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028(1)	1,000	931

Cameron LNG LLC
3.30%, 01/15/2035(1)		7,684	6,117
3.40%, 01/15/2038(1)		2,968	2,340
Canadian Natural Resources Ltd.
6.25%, 03/15/2038		1,345	1,303
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029		4,042	3,586
5.13%, 06/30/2027		10,200	9,912
5.88%, 03/31/2025		11,432	11,347
Cheniere Energy Partners LP
3.25%, 01/31/2032		15,329	12,183
4.00%, 03/01/2031		28,572	24,428
4.50%, 10/01/2029		12,617	11,424
5.95%, 06/30/2033(1)		12,048	11,620
Continental Resources, Inc.
2.88%, 04/01/2032(1)		25,449	19,057
5.75%, 01/15/2031(1)		41,896	39,360
Continuum Energy Levanter Pte Ltd.
4.50%, 02/09/2027(1)		253	236
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
7.38%, 02/01/2031(1)		6,000	6,111
DCP Midstream Operating LP
3.25%, 02/15/2032		15,045	12,138
5.13%, 05/15/2029		3,380	3,220
Devon Energy Corp.
4.50%, 01/15/2030		2,784	2,530
Diamondback Energy, Inc.
3.13%, 03/24/2031		17,306	14,416
3.25%, 12/01/2026		16,147	15,097
3.50%, 12/01/2029		25,587	22,706
Ecopetrol SA
6.88%, 04/29/2030		923	843
8.88%, 01/13/2033		1,177	1,150
EIG Pearl Holdings Sarl
4.39%, 11/30/2046(1)		555	402
Empresa Nacional del Petroleo
3.75%, 08/05/2026(17)		374	347
Enable Midstream Partners LP
5.00%, 05/15/2044		991	775
Enbridge, Inc.
2.50%, 08/01/2033		761	564
5.70%, 03/08/2033		21,117	20,230
Energian Israel Finance Ltd.
5.38%, 03/30/2028(1)		4,950	4,439
5.88%, 03/30/2031(1)		6,495	5,633
8.50%, 09/30/2033(1)(17)		108	108
Energy Transfer LP
2.90%, 05/15/2025		2,346	2,229
3.90%, 05/15/2024		1,106	1,091
4.00%, 10/01/2027		5,865	5,446
4.40%, 03/15/2027		1,105	1,047
4.50%, 04/15/2024		1,868	1,852
4.75%, 01/15/2026		4,720	4,593
4.95%, 06/15/2028		2,049	1,961
5.00%, 05/15/2050		20,715	16,250
5.15%, 02/01/2043		1,738	1,381
5.15%, 03/15/2045		2,700	2,175
5.25%, 04/15/2029		728	698
5.30%, 04/01/2044		698	568
5.30%, 04/15/2047		3,443	2,797
5.35%, 05/15/2045		2,250	1,845
5.40%, 10/01/2047		23,514	19,393
5.50%, 06/01/2027		1,013	997
5.75%, 02/15/2033		6,855	6,589
6.00%, 06/15/2048		2,857	2,536
6.13%, 12/15/2045		800	712
6.25%, 04/15/2049		2,539	2,330
ENI SpA
4.75%, 09/12/2028(1)		4,075	3,903
EnLink Midstream LLC
6.50%, 09/01/2030(1)		4,475	4,341
EQT Corp.
3.13%, 05/15/2026(1)		5,552	5,137
3.63%, 05/15/2031(1)		12,336	10,436
3.90%, 10/01/2027		22,611	20,915
5.00%, 01/15/2029		8,968	8,430
5.70%, 04/01/2028		5,700	5,586
7.00%, 02/01/2030		12,748	13,114
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034(1)		1,873	1,560
Gazprom PJSC Via Gaz Capital SA
4.95%, 03/23/2027		20,900	15,257
Gazprom PJSC via Gaz Finance Plc
2.95%, 04/15/2025	EUR	15,000	10,625
2.95%, 01/27/2029(1)		$28,600	18,733
3.00%, 06/29/2027		10,000	6,550

Gray Oak Pipeline LLC
2.60%, 10/15/2025(1)	532	490
3.45%, 10/15/2027(1)	983	871
Hess Corp.
5.60%, 02/15/2041	4,117	3,718
KazMunayGas National Co. JSC
3.50%, 04/14/2033	351	262
5.38%, 04/24/2030	2,346	2,130
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042	2,609	2,024
Kinder Morgan, Inc.
5.20%, 06/01/2033	3,530	3,265
Leviathan Bond Ltd.
6.13%, 06/30/2025(1)	5,495	5,340
6.75%, 06/30/2030(1)(17)	33	30
MC Brazil Downstream Trading Sarl
7.25%, 06/30/2031(17)	193	148
7.25%, 06/30/2031(1)	320	245
NGPL PipeCo LLC
3.25%, 07/15/2031(1)	6,402	5,089
4.88%, 08/15/2027(1)	7,307	6,898
Northwest Pipeline LLC
4.00%, 04/01/2027	5,289	4,993
Occidental Petroleum Corp.
6.45%, 09/15/2036	1,149	1,128
7.88%, 09/15/2031	2,567	2,778
8.50%, 07/15/2027	1,705	1,826
8.88%, 07/15/2030	2,618	2,943
Oleoducto Central SA
4.00%, 07/14/2027(17)	341	304
ONEOK, Inc.
5.80%, 11/01/2030	700	685
6.05%, 09/01/2033	2,900	2,849
6.63%, 09/01/2053	5,212	5,104
Ovintiv, Inc.
6.50%, 08/15/2034	11,993	11,812
7.38%, 11/01/2031	1,182	1,239
Pertamina Persero PT
3.10%, 08/27/2030(1)	4,663	3,884
Petroleos de Venezuela SA
5.38%, 04/12/2027(6)(7)	2,052	108
5.50%, 04/12/2037(6)(7)	2,500	131
6.00%, 05/16/2024(6)(7)	2,312	121
6.00%, 11/15/2026(6)(7)	4,600	242
9.00%, 11/17/2021(6)(7)	200	11
9.75%, 05/17/2035(6)(7)	830	44
Petroleos Mexicanos
4.88%, 01/18/2024	374	371
5.50%, 06/27/2044	203	112
5.95%, 01/28/2031	2,268	1,623
6.63%, 06/15/2035	4,073	2,728
6.70%, 02/16/2032	30,337	22,515
6.75%, 09/21/2047	10,440	6,186
6.88%, 08/04/2026	1,957	1,804
6.95%, 01/28/2060	1,555	920
7.69%, 01/23/2050	1,470	944
8.75%, 06/02/2029	710	629
Pioneer Natural Resources Co.
2.15%, 01/15/2031	1,071	845
Plains All American Pipeline LP
3.55%, 12/15/2029	800	688
Plains All American Pipeline LP / PAA Finance Corp.
3.80%, 09/15/2030	4,120	3,539
4.30%, 01/31/2043	865	615
Puma International Financing SA
5.00%, 01/24/2026(17)	286	261
QatarEnergy
2.25%, 07/12/2031	2,900	2,322
QazaqGaz NC JSC
4.38%, 09/26/2027	600	552
Reliance Industries Ltd.
4.13%, 01/28/2025	250	244
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/2024	74	74
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027	138	142
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028(1)	389	391
Rockies Express Pipeline LLC
4.95%, 07/15/2029(1)	5,700	5,077
6.88%, 04/15/2040(1)	3,535	3,099
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	6,904	6,331
5.00%, 03/15/2027	1,558	1,511
5.63%, 03/01/2025	15,406	15,309
5.88%, 06/30/2026	12,561	12,539
5.90%, 09/15/2037	1,016	1,000
Southern Gas Corridor CJSC

6.88%, 03/24/2026	1,584	1,574
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(1)	1,000	766
Southwestern Energy Co.
4.75%, 02/01/2032	1,850	1,588
Targa Resources Corp.
4.20%, 02/01/2033	1,334	1,134
5.20%, 07/01/2027	775	759
6.13%, 03/15/2033	7,765	7,612
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	2,449	2,061
4.88%, 02/01/2031	9,115	8,164
5.00%, 01/15/2028	5,776	5,493
5.50%, 03/01/2030	2,105	1,970
TC PipeLines LP
4.38%, 03/13/2025	3,330	3,242
Texas Eastern Transmission LP
3.50%, 01/15/2028(1)	4,374	3,992
TMS Issuer Sarl
5.78%, 08/23/2032	3,500	3,489
Topaz Solar Farms LLC
4.88%, 09/30/2039(1)	411	369
5.75%, 09/30/2039(1)	3,185	2,943
TransCanada PipeLines Ltd.
4.63%, 03/01/2034	925	806
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	544	467
3.95%, 05/15/2050	799	568
4.00%, 03/15/2028	3,538	3,295
4.60%, 03/15/2048	3,152	2,497
7.85%, 02/01/2026	4,394	4,568
TransMontaigne Partners LP / TLP Finance Corp.
6.13%, 02/15/2026	5,540	4,730
Variable Energi ASA
7.50%, 01/15/2028(1)	5,135	5,269
8.00%, 11/15/2032(1)	11,505	12,072
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(1)	3,000	2,524
3.88%, 11/01/2033(1)	5,998	4,657
4.13%, 08/15/2031(1)	3,297	2,706
6.25%, 01/15/2030(1)	4,920	4,693
Viper Energy Partners LP
5.38%, 11/01/2027(1)	6,483	6,141
Western Midstream Operating LP
4.05%, 02/01/2030	1,775	1,552
5.25%, 02/01/2050	2,350	1,831
5.30%, 03/01/2048	5,089	3,972
5.45%, 04/01/2044	1,256	1,012
5.50%, 08/15/2048	940	747
6.15%, 04/01/2033	1,320	1,273
6.35%, 01/15/2029	9,740	9,760
Williams Companies, Inc.
2.60%, 03/15/2031	4,619	3,679
YPF SA
7.00%, 09/30/2033(3)(17)	208	158
7.00%, 12/15/2047(1)	164	107

Total Energy		788,417

Financials – 11.42%
AerCap Ireland Capital DAC
3.00%, 10/29/2028	45,693	39,180
3.30%, 01/30/2032	17,407	13,837
3.50%, 01/15/2025	958	924
3.65%, 07/21/2027	200	182
3.88%, 01/23/2028	9,520	8,634
5.75%, 06/06/2028	971	949
6.50%, 07/15/2025	250	250
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.40%, 10/29/2033	5,090	3,937
6.15%, 09/30/2030	8,535	8,407
AIB Group Plc
6.61% (SOFR + 2.33%), 09/13/2029(1)	2,960	2,948
Air Lease Corp.
3.00%, 02/01/2030	4,635	3,812
3.13%, 12/01/2030	6,675	5,435
3.25%, 10/01/2029	1,245	1,059
3.38%, 07/01/2025	5,355	5,087
4.63%, 10/01/2028	30	28
5.85%, 12/15/2027	8,015	7,906
Aircastle Ltd.
4.13%, 05/01/2024	5,440	5,362
6.50%, 07/18/2028(1)	12,835	12,587
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	253	238
3.95%, 01/15/2028	364	337
4.70%, 07/01/2030	42	39
Ally Financial, Inc.
2.20%, 11/02/2028	4,235	3,346

4.63%, 03/30/2025	11,750	11,345
8.00%, 11/01/2031	8,450	8,531
American Assets Trust LP
3.38%, 02/01/2031	10,870	8,136
American Express Co.
2.55%, 03/04/2027	8,755	7,894
American Homes 4 Rent LP
2.38%, 07/15/2031	1,690	1,289
3.38%, 07/15/2051	3,567	2,141
3.63%, 04/15/2032	4,550	3,765
4.30%, 04/15/2052	1,578	1,141
American Tower Corp.
1.88%, 10/15/2030	3,573	2,704
2.10%, 06/15/2030	17,931	13,955
2.30%, 09/15/2031	19,855	15,068
2.70%, 04/15/2031	19,217	15,240
3.80%, 08/15/2029	2,324	2,067
3.95%, 03/15/2029	2,377	2,150
4.05%, 03/15/2032	1,632	1,407
5.50%, 03/15/2028	8,760	8,594
5.65%, 03/15/2033	6,855	6,589
5.90%, 11/15/2033	18,335	17,901
AmFam Holdings, Inc.
2.81%, 03/11/2031(1)	5,500	3,982
Antares Holdings LP
2.75%, 01/15/2027(1)	8,970	7,596
3.75%, 07/15/2027(1)	20,265	17,458
7.95%, 08/11/2028(1)	2,715	2,699
Aon Corp.
2.80%, 05/15/2030	3,500	2,913
Aon Corp. / Aon Global Holdings Plc
2.05%, 08/23/2031	1,542	1,176
2.60%, 12/02/2031	10,260	8,103
3.90%, 02/28/2052	1,262	902
5.00%, 09/12/2032	920	862
5.35%, 02/28/2033	4,542	4,354
Ares Capital Corp.
2.88%, 06/15/2028	8,315	6,955
3.20%, 11/15/2031	18,865	14,434
Arthur J Gallagher & Co.
3.05%, 03/09/2052	1,995	1,155
5.75%, 03/02/2053	735	673
ASG Finance Designated Activity Co.
7.88%, 12/03/2024(1)	246	238
Athene Global Funding
1.61%, 06/29/2026(1)	9,100	7,951
1.72%, 01/07/2025(1)	27,575	25,885
1.99%, 08/19/2028(1)	12,230	9,973
2.55%, 11/19/2030(1)	3,300	2,531
2.72%, 01/07/2029(1)	3,800	3,157
3.21%, 03/08/2027(1)	5,070	4,542
6.04% (SOFR + 0.70%), 05/24/2024(1)(2)	10,525	10,482
Athene Holding Ltd.
3.50%, 01/15/2031	1,835	1,495
4.13%, 01/12/2028	11,630	10,623
Aviation Capital Group LLC
1.95%, 01/30/2026(1)	5,720	5,143
4.88%, 10/01/2025(1)	2,789	2,680
5.50%, 12/15/2024(1)	3,900	3,834
6.25%, 04/15/2028(1)	3,810	3,726
6.38%, 07/15/2030(1)	10,175	9,853
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027(1)	35,158	29,679
2.75%, 02/21/2028(1)	6,105	5,173
2.88%, 02/15/2025(1)	3,919	3,700
3.25%, 02/15/2027(1)	1,791	1,595
3.95%, 07/01/2024(1)	1,634	1,599
4.25%, 04/15/2026(1)	515	484
4.38%, 05/01/2026(1)	886	832
5.50%, 01/15/2026(1)	1,069	1,035
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025(1)	5,395	5,303
Banco Santander SA
1.72% (1 Year CMT Index + 0.90%), 09/14/2027(2)	1,800	1,574
2.75%, 12/03/2030	3,200	2,384
3.49%, 05/28/2030	800	672
5.18%, 11/19/2025	2,400	2,335
5.74% (1 Year CMT Index + 0.45%), 06/30/2024(2)	19,200	19,164
Bank of America Corp.
1.66% (SOFR + 0.91%), 03/11/2027(2)	40,094	35,972
1.73% (SOFR + 0.96%), 07/22/2027(2)	45,364	40,199
1.90% (SOFR + 1.53%), 07/23/2031(2)	3,918	2,977
1.92% (SOFR + 1.37%), 10/24/2031(2)	8,009	6,042
2.09% (SOFR + 1.06%), 06/14/2029(2)	19,260	16,123
2.30% (SOFR + 1.22%), 07/21/2032(2)	15,708	11,902
2.48% (5 Year CMT Index + 1.20%), 09/21/2036(2)	11,315	8,234
2.50% (3 Month Term SOFR + 1.25%), 02/13/2031(2)	8,466	6,785

2.57% (SOFR + 1.21%), 10/20/2032(2)	12,401	9,529
2.59% (SOFR + 2.15%), 04/29/2031(2)	25,162	20,220
2.88% (3 Month Term SOFR + 1.45%), 10/22/2030(2)	295	246
2.97% (SOFR + 1.33%), 02/04/2033(2)	4,570	3,604
3.19% (3 Month Term SOFR + 1.44%), 07/23/2030(2)	596	509
3.71% (3 Month Term SOFR + 1.77%), 04/24/2028(2)	33	30
3.97% (3 Month Term SOFR + 1.33%), 03/05/2029(2)	1,678	1,537
4.18%, 11/25/2027	16,659	15,486
4.25%, 10/22/2026	13,040	12,387
4.27% (3 Month Term SOFR + 1.57%), 07/23/2029(2)	5,139	4,736
4.45%, 03/03/2026	855	823
4.57% (SOFR + 1.83%), 04/27/2033(2)	8,417	7,473
5.20% (SOFR + 1.63%), 04/25/2029(2)	13,463	12,969
5.82% (SOFR + 1.57%), 09/15/2029	8,232	8,131
5.87% (SOFR + 1.84%), 09/15/2034	3,020	2,939
Barclays Plc
2.28% (1 Year CMT Index + 1.05%), 11/24/2027(2)	25,615	22,569
2.85% (SOFR + 2.71%), 05/07/2026(2)	1,840	1,736
3.56% (5 Year CMT Index + 2.90%), 09/23/2035(2)	45,920	35,455
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(2)	5,648	5,562
4.38%, 01/12/2026	2,670	2,559
4.38% (5 Year CMT Index + 3.41%), 12/15/2171(2)	10,985	7,624
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(2)	3,700	3,456
5.09% (3 Month LIBOR USD + 3.05%), 06/20/2030(2)	1,570	1,403
6.22% (SOFR + 2.98%), 05/09/2034(2)	14,121	13,377
6.69% (SOFR + 2.62%), 09/13/2034	9,116	8,900
7.44% (1 Year CMT Index + 3.50%), 11/02/2033(2)	6,276	6,445
Barings BDC, Inc.
3.30%, 11/23/2026	8,585	7,532
BBVA Bancomer SA
1.88%, 09/18/2025(1)	6,755	6,197
Blackstone Secured Lending Fund
2.13%, 02/15/2027	21,770	18,457
Blue Owl Capital Corp.
2.63%, 01/15/2027	7,570	6,502
2.88%, 06/11/2028	21,170	17,408
Blue Owl Technology Finance Corp.
2.50%, 01/15/2027	10,635	8,929
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027(1)(2)	6,822	6,109
1.68% (SOFR + 0.91%), 06/30/2027(1)(2)	17,105	15,150
2.16% (SOFR + 1.22%), 09/15/2029(1)(2)	1,585	1,307
2.59% (SOFR + 1.23%), 01/20/2028(1)(2)	15,155	13,502
Brixmor Operating Partnership LP
2.25%, 04/01/2028	925	779
3.85%, 02/01/2025	1,035	997
3.90%, 03/15/2027	2,430	2,238
4.05%, 07/01/2030	2,337	2,040
4.13%, 06/15/2026	1,967	1,852
4.13%, 05/15/2029	4,342	3,867
Brookfield Finance I UK Plc / Brookfield Finance, Inc.
2.34%, 01/30/2032	14,500	10,884
CaixaBank SA
6.21% (SOFR + 2.70%), 01/18/2029(1)(2)	4,300	4,207
6.84% (SOFR + 2.77%), 09/13/2034(1)	15,190	14,878
Capital One Financial Corp.
3.27% (SOFR + 1.79%), 03/01/2030(2)	14,270	11,937
5.82% (SOFR + 2.60%), 02/01/2034(2)	3,347	3,016
Charles Schwab Corp.
4.00% (10 Year CMT Index + 3.08%), 03/01/2172(2)	4,000	2,822
4.00% (5 Year CMT Index + 3.17%), 06/01/2172(2)	9,900	8,269
5.85% (SOFR + 2.50%), 05/19/2034	992	943
6.14% (SOFR + 2.01%), 08/24/2034	5,722	5,566
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/2026(6)(7)	300	21
6.00%, 07/16/2025(6)(7)	1,755	123
6.45%, 11/07/2024(6)(7)	660	47
Citigroup, Inc.
1.46% (SOFR + 0.77%), 06/09/2027(2)	5,457	4,824
2.52% (SOFR + 1.18%), 11/03/2032(2)	12,492	9,504
2.56% (SOFR + 1.17%), 05/01/2032(2)	14,459	11,193
2.57% (SOFR + 2.11%), 06/03/2031(2)	5,160	4,115
2.98% (SOFR + 1.42%), 11/05/2030(2)	2,380	1,993
3.06% (SOFR + 1.35%), 01/25/2033(2)	16,713	13,212
3.07% (SOFR + 1.28%), 02/24/2028(2)	1,180	1,070
3.11% (SOFR + 2.84%), 04/08/2026(2)	1,756	1,676
3.98% (3 Month Term SOFR + 1.60%), 03/20/2030(2)	1,150	1,033
4.08% (3 Month Term SOFR + 1.45%), 04/23/2029(2)	165	152
4.13%, 07/25/2028	1,675	1,524
4.41% (SOFR + 3.91%), 03/31/2031(2)	25,365	22,818
6.27% (SOFR + 2.34%), 11/17/2033(2)	10,006	9,976
CNO Financial Group, Inc.
5.25%, 05/30/2025	580	568
5.25%, 05/30/2029	3,840	3,617
Corporate Office Properties LP
2.75%, 04/15/2031	1,555	1,167

Country Garden Holdings Co. Ltd.
2.70%, 07/12/2026		500	33
3.30%, 01/12/2031		4,895	294
3.88%, 10/22/2030		300	18
Credit Agricole SA
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(2)		21,168	18,761
4.38%, 03/17/2025(1)		1,717	1,659
Credit Suisse AG
0.50%, 02/02/2024		902	884
3.70%, 02/21/2025		17,634	16,999
5.00%, 07/09/2027		6,265	6,018
7.50%, 02/15/2028		50,575	52,902
7.95%, 01/09/2025		6,815	6,936
Credit Suisse Group AG
3.63%, 09/09/2024		5,216	5,076
4.75%, 08/09/2024		5,745	5,663
Credit Suisse USA, Inc.
7.13%, 07/15/2032		1,331	1,420
Crown Castle, Inc.
2.10%, 04/01/2031		3,168	2,417
2.25%, 01/15/2031		4,404	3,418
2.50%, 07/15/2031		5,436	4,239
3.10%, 11/15/2029		3,982	3,387
3.25%, 01/15/2051		1,090	662
3.30%, 07/01/2030		7,277	6,142
5.10%, 05/01/2033		11,358	10,501
CTP NV
1.25%, 06/21/2029	EUR	300	237
Danske Bank
3.24% (3 Month LIBOR USD + 1.59%), 12/20/2025(1)(2)		$4,479	4,289
5.38%, 01/12/2024(1)		7,143	7,114
Deutsche Bank AG
0.96%, 11/08/2023		20,885	20,760
1.75% (3 Month EURIBOR + 2.05%), 11/19/2030(2)(11)	EUR	800	670
2.13% (SOFR + 1.87%), 11/24/2026(2)(17)		$900	814
2.31% (SOFR + 1.22%), 11/16/2027(2)		686	597
3.04% (SOFR + 1.72%), 05/28/2032(2)(17)		3,300	2,525
3.55% (SOFR + 3.04%), 09/18/2031(2)		16,820	13,560
3.73% (SOFR + 2.76%), 01/14/2032(2)		5,330	3,968
3.96% (SOFR + 2.58%), 11/26/2025(2)		6,012	5,806
5.37%, 09/09/2027		4,852	4,738
6.72% (SOFR + 3.18%), 01/18/2029(2)		4,632	4,604
Discover Bank
2.45%, 09/12/2024		1,310	1,259
4.65%, 09/13/2028		891	796
Discover Financial Services
3.95%, 11/06/2024		6,058	5,891
4.10%, 02/09/2027		6,102	5,575
DNB Bank ASA
1.61% (1 Year CMT Index + 0.68%), 03/30/2028(1)(2)		15,397	13,225
EPR Properties
4.75%, 12/15/2026		140	128
4.95%, 04/15/2028		414	367
Equinix, Inc.
2.15%, 07/15/2030		20,178	15,848
3.20%, 11/18/2029		8,645	7,403
Equitable Financial Life Global Funding
1.70%, 11/12/2026(1)		1,055	919
1.80%, 03/08/2028(1)		7,665	6,415
Essential Properties LP
2.95%, 07/15/2031		2,800	2,041
Extra Space Storage LP
2.20%, 10/15/2030		4,425	3,431
2.35%, 03/15/2032		2,585	1,954
2.40%, 10/15/2031		8,544	6,541
2.55%, 06/01/2031		3,085	2,402
3.88%, 12/15/2027		2,475	2,268
3.90%, 04/01/2029		4,655	4,181
5.50%, 07/01/2030		1,280	1,238
Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.74%), 11/01/2053(1)(2)		3,860	3,581
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054(1)(2)		8,000	6,809
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057(1)(2)		3,000	2,247
8.63%, 05/01/2024(1)		4,480	4,502
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/2025(1)		2,360	2,304
Fidelity National Financial, Inc.
2.45%, 03/15/2031		6,840	5,274
3.40%, 06/15/2030		5,874	4,992
4.50%, 08/15/2028		15,455	14,364
Fifth Third Bancorp
2.55%, 05/05/2027		1,020	896
First American Financial Corp.
2.40%, 08/15/2031		6,800	5,044
Gaci First Investment Co.
4.75%, 02/14/2030(17)		510	485

5.00%, 10/13/2027(17)	587	572
5.25%, 10/13/2032	540	526
GGAM Finance Ltd.
8.00%, 06/15/2028(1)	4,697	4,688
Global Atlantic Finance Co.
4.40%, 10/15/2029(1)	2,987	2,476
Global Bank Corp.
5.25% (3 Month LIBOR USD + 3.30%), 04/16/2029(2)	200	182
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032	10,298	7,992
4.00%, 01/15/2030	10,945	9,282
4.00%, 01/15/2031	1,989	1,656
5.25%, 06/01/2025	239	234
5.30%, 01/15/2029	6,339	5,876
5.38%, 04/15/2026	4,965	4,814
5.75%, 06/01/2028	14,016	13,439
Goldman Sachs Group, Inc.
1.22%, 12/06/2023	18,005	17,856
1.43% (SOFR + 0.80%), 03/09/2027(2)	35,615	31,708
1.54% (SOFR + 0.82%), 09/10/2027(2)	13,410	11,742
1.95% (SOFR + 0.91%), 10/21/2027(2)	13,825	12,207
1.99% (SOFR + 1.09%), 01/27/2032(2)	555	416
2.38% (SOFR + 1.25%), 07/21/2032(2)	20,118	15,322
2.62% (SOFR + 1.28%), 04/22/2032(2)	2,531	1,977
2.65% (SOFR + 1.26%), 10/21/2032(2)	14,648	11,306
3.27% (3 Month Term SOFR + 1.46%), 09/29/2025(2)	6,671	6,464
3.62% (SOFR + 1.85%), 03/15/2028(2)	3,027	2,793
3.69% (3 Month Term SOFR + 1.77%), 06/05/2028(2)	2,618	2,413
4.22% (3 Month Term SOFR + 1.56%), 05/01/2029(2)	2,105	1,947
4.48% (SOFR + 1.73%), 08/23/2028(2)	8,193	7,755
5.85% (SOFR + 0.51%), 09/10/2024(2)	6,303	6,288
Guardian Life Global Funding
1.63%, 09/16/2028(1)	5,000	4,173
Healthcare Realty Holdings LP
2.00%, 03/15/2031	5,800	4,347
2.05%, 03/15/2031	1,183	855
2.40%, 03/15/2030	2,955	2,281
3.10%, 02/15/2030	4,831	4,022
3.50%, 08/01/2026	2,000	1,858
3.63%, 01/15/2028	1,092	972
Healthpeak OP LLC
2.88%, 01/15/2031	1,980	1,608
3.40%, 02/01/2025	160	154
3.50%, 07/15/2029	231	204
Highwoods Realty LP
4.13%, 03/15/2028	358	320
HSBC Holdings Plc
1.59% (SOFR + 1.29%), 05/24/2027(2)	10,490	9,250
1.65% (SOFR + 1.54%), 04/18/2026(2)	2,782	2,586
2.01% (SOFR + 1.73%), 09/22/2028(2)	23,560	19,997
2.10% (SOFR + 1.93%), 06/04/2026(2)	5,208	4,854
2.21% (SOFR + 1.29%), 08/17/2029(2)	19,120	15,759
2.36% (SOFR + 1.95%), 08/18/2031(2)	2,300	1,767
2.80% (SOFR + 1.19%), 05/24/2032(2)	11,365	8,803
2.85% (SOFR + 2.39%), 06/04/2031(2)	34,320	27,444
2.87% (SOFR + 1.41%), 11/22/2032(2)	40,000	30,744
3.97% (3 Month Term SOFR + 1.87%), 05/22/2030(2)	13,200	11,608
4.58% (3 Month Term SOFR + 1.80%), 06/19/2029(2)	3,200	2,959
6.16% (SOFR + 1.97%), 03/09/2029(2)	12,000	11,879
6.33% (SOFR + 2.65%), 03/09/2044(2)	4,320	4,148
Hudson Pacific Properties LP
3.25%, 01/15/2030	1,942	1,321
3.95%, 11/01/2027	12,527	9,889
4.65%, 04/01/2029	905	681
5.95%, 02/15/2028	1,600	1,336
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.38%, 02/01/2029	1,265	1,012
5.25%, 05/15/2027	3,058	2,688
6.25%, 05/15/2026	3,000	2,787
ING Groep NV
6.11% (SOFR + 2.09%), 09/11/2034	4,225	4,103
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	21,260	15,550
2.10%, 06/15/2030	3,955	3,163
Intesa Sanpaolo SpA
6.63%, 06/20/2033(1)	6,140	5,770
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031	9,736	7,205
5.50%, 08/15/2033	1,580	1,475
Jane Street Group / JSG Finance, Inc.
4.50%, 11/15/2029(1)	3,000	2,578
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	1,500	1,440
5.88%, 07/21/2028	10,330	10,109
6.25%, 01/15/2036	1,430	1,406
6.45%, 06/08/2027	3,660	3,684
6.50%, 01/20/2043	1,125	1,083

JP Morgan Chase & Co.
0.97% (3 Month Term SOFR + 0.58%), 06/23/2025(2)	35,140	33,723
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027(2)	3,799	3,381
1.47% (SOFR + 0.77%), 09/22/2027(2)	60	53
1.58% (SOFR + 0.89%), 04/22/2027(2)	23,223	20,725
1.76% (3 Month Term SOFR + 1.11%), 11/19/2031(2)	3,034	2,282
1.95% (SOFR + 1.07%), 02/04/2032(2)	5,064	3,840
2.07% (SOFR + 1.02%), 06/01/2029(2)	2,990	2,519
2.18% (SOFR + 1.89%), 06/01/2028(2)	2,402	2,105
2.52% (SOFR + 2.04%), 04/22/2031(2)	10,031	8,131
2.55% (SOFR + 1.18%), 11/08/2032(2)	8,369	6,477
2.58% (3 Month Term SOFR + 1.25%), 04/22/2032(2)	10,321	8,141
2.74% (3 Month Term SOFR + 1.51%), 10/15/2030(2)	9,176	7,674
2.95% (SOFR + 1.17%), 02/24/2028(2)	7,115	6,454
2.96% (3 Month Term SOFR + 2.52%), 05/13/2031(2)	4,470	3,673
2.96% (SOFR + 1.26%), 01/25/2033(2)	23,168	18,445
4.01% (3 Month Term SOFR + 1.38%), 04/23/2029(2)	2,740	2,525
4.49% (3 Month Term SOFR + 3.79%), 03/24/2031(2)	15,499	14,191
5.35% (SOFR + 1.85%), 06/01/2034(2)	3,668	3,478
JPMorgan Chase & Co.
0.82% (3 Month Term SOFR + 0.54%), 06/01/2025(2)	5,635	5,425
4.57% (SOFR + 1.75%), 06/14/2030(2)	2,957	2,758
KBC Group NV
6.32% (1 Year CMT Index + 2.05%), 09/21/2034(1)	4,600	4,463
Kilroy Realty LP
2.65%, 11/15/2033	120	81
Kimco Realty OP LLC
3.25%, 08/15/2026	1,665	1,536
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(2)	14,105	12,510
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(2)	420	375
3.87% (1 Year CMT Index + 3.50%), 07/09/2025(2)	1,675	1,642
4.45%, 05/08/2025	3,665	3,563
4.98% (1 Year CMT Index + 2.30%), 08/11/2033(2)	12,190	10,818
Logan Group Co. Ltd.
4.25%, 07/12/2025(6)(7)	2,205	110
4.85%, 12/14/2026(6)(7)	2,995	150
LSEGA Financing Plc
2.00%, 04/06/2028(1)	6,811	5,785
LXP Industrial Trust
2.38%, 10/01/2031	2,050	1,502
Macquarie Group Ltd.
1.34% (SOFR + 1.07%), 01/12/2027(1)(2)	7,850	7,023
2.87% (SOFR + 1.53%), 01/14/2033(1)(2)	14,785	11,174
4.44% (SOFR + 2.41%), 06/21/2033(1)(2)	6,445	5,490
MAF Global Securities Ltd.
6.38% (5 Year CMT Index + 3.54%), 09/20/2172(2)(17)	200	192
Marsh & McLennan Companies, Inc.
5.45%, 03/15/2053	859	802
5.75%, 11/01/2032	2,000	2,002
Metropolitan Life Global Funding I
5.15%, 03/28/2033(1)	5,610	5,312
Morgan Stanley
0.00%, 04/02/2032(3)(17)	14,800	8,730
1.16% (SOFR + 0.56%), 10/21/2025(2)	29,255	27,616
1.51% (SOFR + 0.86%), 07/20/2027(2)	3,292	2,909
1.59% (SOFR + 0.88%), 05/04/2027(2)	12,593	11,209
1.79% (SOFR + 1.03%), 02/13/2032(2)	8,103	6,001
1.93% (SOFR + 1.02%), 04/28/2032(2)	5,519	4,100
2.24% (SOFR + 1.18%), 07/21/2032(2)	33,965	25,599
2.48% (SOFR + 1.00%), 01/21/2028(2)	22,470	20,035
2.48% (SOFR + 1.36%), 09/16/2036(2)	6,600	4,794
2.51% (SOFR + 1.20%), 10/20/2032(2)	1,975	1,510
2.70% (SOFR + 1.14%), 01/22/2031(2)	11,308	9,246
2.94% (SOFR + 1.29%), 01/21/2033(2)	8,924	7,028
3.22% (SOFR + 1.49%), 04/22/2042(2)	751	517
3.95%, 04/23/2027	4,664	4,332
4.21% (SOFR + 1.61%), 04/20/2028(2)	7,813	7,346
4.43% (3 Month Term SOFR + 1.89%), 01/23/2030(2)	1,015	939
5.16% (SOFR + 1.59%), 04/20/2029(2)	6,343	6,102
5.25% (SOFR + 1.87%), 04/21/2034(2)	10,437	9,691
5.42% (SOFR + 1.88%), 07/21/2034	18,530	17,479
5.45% (SOFR + 1.63%), 07/20/2029	6,761	6,588
5.95% (5 Year CMT Index + 2.43%), 01/19/2038(2)	2,945	2,753
Morgan Stanley Bank N.A.
4.75%, 04/21/2026	742	725
Nasdaq, Inc.
5.55%, 02/15/2034	709	677
6.10%, 06/28/2063	2,682	2,494
National General Holdings Corp.
6.75%, 05/15/2024(1)	12,910	12,846
Nationwide Building Society
0.55%, 01/22/2024(1)	16,400	16,130
3.96% (3 Month LIBOR USD + 1.86%), 07/18/2030(1)(2)	5,650	4,971
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029(1)(2)	8,600	7,895
Nationwide Mutual Insurance Co.
7.96% (3 Month LIBOR USD + 2.29%), 12/15/2024(1)(2)	6,180	6,180

Natwest Group Plc
4.27% (3 Month LIBOR USD + 1.76%), 03/22/2025(2)	5,246	5,190
NatWest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(2)	12,170	10,748
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(2)	4,390	3,962
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(2)	2,900	2,712
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(2)	6,600	6,150
5.52% (1 Year CMT Index + 2.27%), 09/30/2028(2)	5,115	4,949
New York Life Global Funding
2.35%, 07/14/2026(1)	1,000	916
New York Life Insurance Co.
3.75%, 05/15/2050(1)	2,736	1,889
NNN REIT, Inc.
3.10%, 04/15/2050	1,139	653
4.80%, 10/15/2048	1,354	1,047
Nomura Holdings, Inc.
2.17%, 07/14/2028	19,200	15,930
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/2051(1)	2,420	1,545
Oaktree Specialty Lending Corp.
2.70%, 01/15/2027	2,800	2,411
Old Republic International Corp.
3.88%, 08/26/2026	5,155	4,868
Park Aerospace Holdings Ltd.
5.50%, 02/15/2024(1)	1,247	1,241
Physicians Realty LP
2.63%, 11/01/2031	5,885	4,432
PNC Financial Services Group, Inc.
5.07% (SOFR + 1.93%), 01/24/2034(2)	10,718	9,720
5.58% (SOFR + 1.84%), 06/12/2029(2)	4,520	4,385
6.04% (SOFR + 2.14%), 10/28/2033(2)	8,655	8,399
Prologis LP
1.25%, 10/15/2030	670	500
Realty Income Corp.
2.20%, 06/15/2028	1,212	1,036
3.10%, 12/15/2029	2,106	1,823
3.25%, 01/15/2031	697	586
3.40%, 01/15/2028	3,938	3,586
3.95%, 08/15/2027	4,030	3,779
Regency Centers LP
3.70%, 06/15/2030	1,359	1,182
4.13%, 03/15/2028	970	898
Rexford Industrial Realty LP
2.15%, 09/01/2031	1,135	846
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026(1)	8,290	7,301
3.63%, 03/01/2029	4,385	3,627
3.88%, 03/01/2031(1)	29,710	23,690
4.00%, 10/15/2033(1)	29,285	22,116
Santander Holdings USA, Inc.
3.24%, 10/05/2026	6,255	5,666
3.50%, 06/07/2024	50	49
Santander UK Group Holdings Plc
1.09% (SOFR + 0.79%), 03/15/2025(2)	25,339	24,655
1.53% (1 Year CMT Index + 1.25%), 08/21/2026(2)	6,242	5,658
1.67% (SOFR + 0.99%), 06/14/2027(2)	11,405	9,976
2.47% (SOFR + 1.22%), 01/11/2028(2)	800	696
2.90% (SOFR + 1.48%), 03/15/2032(2)	24,900	19,213
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(2)	4,990	4,455
4.80% (3 Month LIBOR USD + 1.57%), 11/15/2024(2)	14,535	14,508
6.53% (SOFR + 2.60%), 01/10/2029(2)	13,600	13,474
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2022	1,300	65
Shimao Group Holdings Ltd.
3.45%, 01/11/2031(6)(7)	5,645	202
4.60%, 07/13/2030(6)(7)	400	13
4.75%, 07/03/2022(6)(7)	4,359	159
5.20%, 01/16/2027(6)(7)	4,595	138
5.60%, 07/15/2026(6)(7)	3,025	91
6.13%, 02/21/2024(6)(7)	1,275	44
Simon Property Group LP
2.65%, 07/15/2030	3,540	2,912
Sino-Ocean Land Treasure IV Ltd.
4.75%, 08/05/2029	1,725	86
4.75%, 01/14/2030	3,305	154
SiriusPoint Ltd.
4.60%, 11/01/2026(1)	2,520	2,176
SITE Centers Corp.
3.63%, 02/01/2025	1,914	1,822
4.25%, 02/01/2026	2,500	2,341
4.70%, 06/01/2027	8,000	7,406
Societe Generale SA
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(2)	10,400	7,869
3.65% (5 Year CMT Index + 3.00%), 07/08/2035(1)(2)	7,705	6,062
4.25%, 04/14/2025(1)	2,340	2,247
4.75%, 11/24/2025(1)	9,285	8,881
6.69% (1 Year CMT Index + 2.95%), 01/10/2034(1)(2)	19,000	18,443

Standard Chartered Plc
2.68% (1 Year CMT Index + 1.20%), 06/29/2032(1)(2)		52,100	39,796
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(1)(2)		3,241	3,083
3.27% (5 Year CMT Index + 2.30%), 02/18/2036(1)(2)		41,220	31,296
4.64% (1 Year CMT Index + 3.85%), 04/01/2031(1)(2)		22,853	20,559
Stewart Information Services Corp.
3.60%, 11/15/2031		14,990	11,015
Stichting AK Rabobank Certificaten
6.50%, 03/29/2170(3)	EUR	3,876	3,771
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/2026		$13,915	13,777
Sunac China Holdings Ltd.
7.00%, 07/09/2025		700	109
Synchrony Bank
5.63%, 08/23/2027		6,350	5,926
Synchrony Financial
4.25%, 08/15/2024		5,145	5,025
4.38%, 03/19/2024		9,540	9,423
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050(1)		3,665	2,317
4.27%, 05/15/2047(1)		515	392
4.38% (3 Month LIBOR USD + 2.66%), 09/15/2054(1)(2)		7,500	7,307
4.90%, 09/15/2044(1)		1,505	1,267
Times China Holdings Ltd.
5.75%, 01/14/2027(6)(7)		5,214	156
6.20%, 03/22/2026(6)(7)		1,950	59
6.75%, 07/08/2025(6)(7)		1,715	51
U.S. Bancorp
4.84% (SOFR + 1.60%), 02/01/2034(2)		17,236	15,176
5.84% (SOFR + 2.26%), 06/12/2034(2)		5,230	4,933
5.85% (SOFR + 2.09%), 10/21/2033(2)		8,795	8,326
UBS Group AG
1.31% (SOFR + 0.98%), 02/02/2027(1)(2)		26,320	23,341
1.49% (1 Year CMT Index + 0.85%), 08/10/2027(1)(2)		870	759
2.19% (SOFR + 2.04%), 06/05/2026(1)(2)		1,780	1,656
2.59% (SOFR + 1.56%), 09/11/2025(1)(2)		5,665	5,452
2.75% (1 Year CMT Index + 1.10%), 02/11/2033(1)(2)		2,211	1,672
3.09% (SOFR + 1.73%), 05/14/2032(1)(2)		35,005	27,649
3.75%, 03/26/2025		5,148	4,951
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(1)(2)		1,513	1,370
4.19% (SOFR + 3.73%), 04/01/2031(1)(2)		10,164	8,876
4.25%, 03/23/2028(1)		4,034	3,708
4.28%, 01/09/2028(1)		5,202	4,783
4.55%, 04/17/2026		4,129	3,966
5.96% (1 Year CMT Index + 2.20%), 01/12/2034(1)(2)		13,100	12,566
6.25% (1 Year CMT Index + 1.80%), 09/22/2029(1)		1,300	1,286
6.30% (1 Year CMT Index + 2.00%), 09/22/2034(1)		2,500	2,442
6.37% (SOFR + 3.34%), 07/15/2026(1)(2)		21,340	21,260
6.44% (SOFR + 3.70%), 08/11/2028(1)(2)		11,390	11,380
6.54% (SOFR + 3.92%), 08/12/2033(1)(2)		61,198	60,482
7.75% (CMS 1 Year Rate EUR + 4.95%), 03/01/2029(2)	EUR	1,500	1,751
9.02% (SOFR + 5.02%), 11/15/2033(1)(2)		$33,326	38,484
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027(1)(2)		6,036	5,332
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(2)		2,600	2,382
5.46% (5 Year CMT Index + 4.75%), 06/30/2035(1)(2)		1,930	1,618
7.83%, 12/04/2023(1)		13,400	13,402
Unique Pub Finance Co Plc
7.40%, 03/28/2024	GBP	567	674
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.50%, 02/15/2028(1)		$1,671	1,637
VICI Properties LP
4.95%, 02/15/2030		848	776
5.13%, 05/15/2032		9,218	8,251
5.63%, 05/15/2052		5,879	4,868
VICI Properties LP / VICI Note Co., Inc.
3.75%, 02/15/2027(1)		7,421	6,734
3.88%, 02/15/2029(1)		14,857	12,838
4.13%, 08/15/2030(1)		10,698	9,097
4.25%, 12/01/2026(1)		17,300	16,119
4.50%, 09/01/2026(1)		11,600	10,898
4.50%, 01/15/2028(1)		2,144	1,957
4.63%, 06/15/2025(1)		8,280	7,996
4.63%, 12/01/2029(1)		9,770	8,666
5.63%, 05/01/2024(1)		6,145	6,106
5.75%, 02/01/2027(1)		6,838	6,620
Voyager Aviation Holdings LLC
8.50%, 05/09/2026(1)(6)(7)		67	53
Wells Fargo & Co.
2.16% (3 Month Term SOFR + 1.01%), 02/11/2026(2)		8,250	7,788
2.39% (SOFR + 2.10%), 06/02/2028(2)		10,769	9,444
2.57% (3 Month Term SOFR + 1.26%), 02/11/2031(2)		4,803	3,882
2.88% (3 Month Term SOFR + 1.43%), 10/30/2030(2)		17,525	14,589
3.20% (3 Month Term SOFR + 1.43%), 06/17/2027(2)		5,739	5,329
3.35% (SOFR + 1.50%), 03/02/2033(2)		37,537	30,343
3.53% (SOFR + 1.51%), 03/24/2028(2)		21,860	20,076
4.30%, 07/22/2027		1,344	1,267

4.90% (SOFR + 2.10%), 07/25/2033(2)		8,770	7,937
5.01% (3 Month Term SOFR + 4.50%), 04/04/2051(2)		485	408
5.39% (SOFR + 2.02%), 04/24/2034(2)		10,592	9,903
5.56% (SOFR + 1.99%), 07/25/2034		11,486	10,876
5.57% (SOFR + 1.74%), 07/25/2029		11,650	11,366
Wells Fargo Bank N.A.
5.45%, 08/07/2026		12,136	12,055
Welltower OP LLC
4.00%, 06/01/2025		4,690	4,531
4.50%, 01/15/2024		650	646
Weyerhaeuser Co.
4.00%, 04/15/2030		9,630	8,535
Willis North America, Inc.
5.35%, 05/15/2033		11,665	10,882

Total Financials			3,394,588

Government – 0.00%(10)
Asian Development Bank
4.70%, 03/12/2024	MXN	12,200	677
International Finance Corp.
8.00%, 10/09/2023	IDR	9,100,000	589

Total Government			1,266

Industrials – 1.27%
Amcor Finance USA, Inc.
3.63%, 04/28/2026		$12,260	11,576
5.63%, 05/26/2033		601	577
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
5.25%, 08/15/2027(1)		1,320	1,102
5.25%, 08/15/2027(1)		5,681	4,741
Artera Services LLC
9.03%, 12/04/2025(1)		6,400	5,904
Avnet, Inc.
5.50%, 06/01/2032		5,440	5,004
BAE Systems Plc
1.90%, 02/15/2031(1)		1,260	972
3.40%, 04/15/2030(1)		16,944	14,754
Berry Global, Inc.
1.57%, 01/15/2026		1,353	1,223
1.65%, 01/15/2027		2,340	2,011
4.88%, 07/15/2026(1)		18,610	17,813
Boeing Co.
1.43%, 02/04/2024		16,015	15,760
3.83%, 03/01/2059		840	537
3.95%, 08/01/2059		1,930	1,281
4.88%, 05/01/2025		3,005	2,953
5.71%, 05/01/2040		3,180	2,934
5.81%, 05/01/2050		1,500	1,358
5.93%, 05/01/2060		5,903	5,300
Burlington Northern Santa Fe LLC
2.88%, 06/15/2052		2,909	1,789
3.05%, 02/15/2051		1,732	1,097
4.05%, 06/15/2048		1,359	1,049
4.15%, 04/01/2045		685	544
4.70%, 09/01/2045		676	576
Cemex SAB de CV
3.88%, 07/11/2031(1)		24,365	20,408
5.13% (5 Year CMT Index + 4.53%), 09/08/2172(1)(2)		5,670	5,308
5.20%, 09/17/2030(1)		8,900	8,180
5.45%, 11/19/2029(1)		3,460	3,278
CSX Corp.
3.35%, 09/15/2049		1,138	759
4.50%, 03/15/2049		902	730
4.75%, 11/15/2048		1,336	1,130
Embraer Netherlands Finance BV
7.00%, 07/28/2030(1)		11,905	11,809
Flex Ltd.
6.00%, 01/15/2028		4,845	4,820
GATX Corp.
5.45%, 09/15/2033		14,990	14,067
6.05%, 03/15/2034		995	972
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028		6,306	5,297
3.48%, 12/01/2027		5,432	4,966
4.20%, 05/01/2030		3,494	3,160
Ingersoll Rand, Inc.
5.70%, 08/14/2033		1,675	1,617
Jabil, Inc.
1.70%, 04/15/2026		4,870	4,375
3.00%, 01/15/2031		2,470	2,001
Jacobs Engineering Group, Inc.
6.35%, 08/18/2028		15,265	15,221
Keysight Technologies, Inc.
3.00%, 10/30/2029		5,800	4,987
L3Harris Technologies, Inc.
1.80%, 01/15/2031		4,956	3,785
2.90%, 12/15/2029		1,544	1,315
4.40%, 06/15/2028		3,105	2,938
5.40%, 07/31/2033		1,332	1,280
5.60%, 07/31/2053		1,037	970

Lockheed Martin Corp.
3.60%, 03/01/2035		3,455	2,919
4.45%, 05/15/2028		2,050	1,984
4.50%, 05/15/2036		639	582
Nordson Corp.
5.60%, 09/15/2028		1,980	1,961
5.80%, 09/15/2033		2,660	2,598
Norfolk Southern Corp.
2.90%, 08/25/2051		799	477
3.05%, 05/15/2050		2,298	1,426
3.16%, 05/15/2055		1,713	1,048
3.40%, 11/01/2049		815	538
4.05%, 08/15/2052		2,331	1,729
4.55%, 06/01/2053		1,125	908
Northrop Grumman Corp.
3.85%, 04/15/2045		1,857	1,383
4.03%, 10/15/2047		2,735	2,093
4.70%, 03/15/2033		3,463	3,233
4.95%, 03/15/2053		7,194	6,317
5.25%, 05/01/2050		596	550
OT Merger Corp.
7.88%, 10/15/2029(1)		4,250	2,601
Otis Worldwide Corp.
5.25%, 08/16/2028		1,356	1,333
Owens Corning
3.88%, 06/01/2030		612	541
Penske Truck Leasing Co. LP / PTL Finance Corp.
4.20%, 04/01/2027(1)		1,635	1,522
5.70%, 02/01/2028(1)		913	890
5.88%, 11/15/2027(1)		4,186	4,113
Republic Services, Inc.
5.00%, 04/01/2034		606	574
Rolls-Royce Plc
5.75%, 10/15/2027	GBP	1,225	1,416
RTX Corp.
2.25%, 07/01/2030		$2,106	1,694
2.82%, 09/01/2051		5,524	3,163
3.03%, 03/15/2052		5,174	3,112
3.13%, 07/01/2050		2,460	1,529
3.75%, 11/01/2046		3,132	2,218
4.13%, 11/16/2028		7,650	7,133
5.38%, 02/27/2053		630	570
6.70%, 08/01/2028		1,393	1,464
Ryder System, Inc.
5.25%, 06/01/2028		725	706
Sensata Technologies, Inc.
3.75%, 02/15/2031(1)		2,435	1,971
Siemens Financieringsmaatschappij NV
2.15%, 03/11/2031(1)		689	551
SMBC Aviation Capital Finance DAC
5.45%, 05/03/2028(1)		9,005	8,703
TD SYNNEX Corp.
1.75%, 08/09/2026		10,725	9,425
Textron, Inc.
2.45%, 03/15/2031		1,374	1,092
3.00%, 06/01/2030		24,404	20,534
3.38%, 03/01/2028		1,842	1,666
3.90%, 09/17/2029		2,519	2,269
Trimble, Inc.
6.10%, 03/15/2033		13,375	13,104
Union Pacific Corp.
2.97%, 09/16/2062		4,190	2,380
3.84%, 03/20/2060		1,861	1,304
3.85%, 02/14/2072		1,667	1,137
4.10%, 09/15/2067		800	580
Veralto Corp.
5.45%, 09/18/2033(1)		16,075	15,553
Waste Management, Inc.
2.95%, 06/01/2041		1,074	737
4.88%, 02/15/2034		622	589
Waste Pro USA, Inc.
5.50%, 02/15/2026(1)		4,920	4,594
WRKCo, Inc.
3.75%, 03/15/2025		815	791
4.00%, 03/15/2028		1,325	1,228

Total Industrials			376,761

Technology – 1.51%
Amdocs Ltd.
2.54%, 06/15/2030		9,503	7,624
Autodesk, Inc.
2.40%, 12/15/2031		740	583
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033		2,532	2,470
Broadcom, Inc.
2.45%, 02/15/2031(1)		22,360	17,476
2.60%, 02/15/2033(1)		9,961	7,428

3.14%, 11/15/2035(1)	6,380	4,652
3.19%, 11/15/2036(1)	4,982	3,577
3.42%, 04/15/2033(1)	15,076	12,059
3.47%, 04/15/2034(1)	15,782	12,395
4.15%, 11/15/2030	8,850	7,839
4.15%, 04/15/2032(1)	3,865	3,354
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	3,325	2,999
3.25%, 02/15/2029	8,825	7,525
3.28%, 12/01/2028	6,400	5,516
3.57%, 12/01/2031	46,650	38,422
4.25%, 04/01/2028	4,540	4,138
CGI, Inc.
2.30%, 09/14/2031	14,300	10,733
Dell International LLC / EMC Corp.
4.90%, 10/01/2026	7,713	7,525
Entegris Escrow Corp.
4.75%, 04/15/2029(1)	19,155	17,221
Exela Intermediate LLC / Exela Finance, Inc.
11.50%, 04/15/2026(1)(9)	184	33
Fiserv, Inc.
5.60%, 03/02/2033	10,195	9,881
5.63%, 08/21/2033	26,635	25,807
Hewlett Packard Enterprise Co.
5.25%, 07/01/2028	2,169	2,117
KLA Corp.
3.30%, 03/01/2050	1,518	1,009
5.00%, 03/15/2049	1,456	1,278
5.25%, 07/15/2062	711	639
Leidos, Inc.
2.30%, 02/15/2031	4,000	3,076
5.75%, 03/15/2033	14,390	13,791
Marvell Technology, Inc.
2.45%, 04/15/2028	5,625	4,859
2.95%, 04/15/2031	4,805	3,887
5.95%, 09/15/2033	1,325	1,301
Micron Technology, Inc.
4.19%, 02/15/2027	5,359	5,042
4.66%, 02/15/2030	15,005	13,655
5.33%, 02/06/2029	6,490	6,255
5.88%, 02/09/2033	10,870	10,384
5.88%, 09/15/2033	33,485	31,892
6.75%, 11/01/2029	3,435	3,490
MSCI, Inc.
3.25%, 08/15/2033(1)	2,591	1,994
3.63%, 11/01/2031(1)	2,629	2,151
3.88%, 02/15/2031(1)	1,450	1,228
4.00%, 11/15/2029(1)	4,497	3,950
NCR Corp.
5.25%, 10/01/2030(1)	3,500	3,016
NXP BV / NXP USA, Inc.
4.30%, 06/18/2029	2,743	2,513
Open Text Corp.
6.90%, 12/01/2027(1)	6,455	6,470
Oracle Corp.
2.80%, 04/01/2027	2,410	2,188
3.60%, 04/01/2040	13,475	9,736
3.60%, 04/01/2050	17,745	11,478
3.80%, 11/15/2037	937	715
3.85%, 07/15/2036	6,000	4,744
3.85%, 04/01/2060	3,392	2,157
3.95%, 03/25/2051	12,429	8,521
4.00%, 07/15/2046	7,617	5,375
4.00%, 11/15/2047	4,860	3,416
4.10%, 03/25/2061(17)	7,100	4,735
4.13%, 05/15/2045	9,202	6,671
4.50%, 07/08/2044	5,250	4,062
5.38%, 07/15/2040	1,198	1,063
6.15%, 11/09/2029	8,005	8,126
6.25%, 11/09/2032	2,500	2,531
6.50%, 04/15/2038	6,215	6,261
6.90%, 11/09/2052	4,295	4,424
Seagate HDD Cayman
4.09%, 06/01/2029	365	315
9.63%, 12/01/2032(1)	746	804
SK Hynix, Inc.
6.38%, 01/17/2028(1)	2,810	2,805
Skyworks Solutions, Inc.
1.80%, 06/01/2026	1,340	1,193
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032	1,448	1,263
TSMC Global Ltd.
1.00%, 09/28/2027(1)	661	557
VMware, Inc.
2.20%, 08/15/2031	12,716	9,596
Western Digital Corp.
2.85%, 02/01/2029	4,080	3,276
4.75%, 02/15/2026	8,800	8,385

Total Technology		447,651

Utilities – 2.01%
AEP Texas, Inc.
3.45%, 01/15/2050	2,254	1,453
3.80%, 10/01/2047	869	590
3.95%, 06/01/2028	2,881	2,669
5.25%, 05/15/2052	1,062	910
5.40%, 06/01/2033	3,353	3,197
AEP Transmission Co. LLC
2.75%, 08/15/2051	1,644	937
3.15%, 09/15/2049	1,098	704
3.65%, 04/01/2050	1,667	1,181
3.80%, 06/15/2049	1,494	1,081
AES Corp.
2.45%, 01/15/2031	4,485	3,449
3.95%, 07/15/2030(1)	2,040	1,758
Alabama Power Co.
3.13%, 07/15/2051	1,108	678
3.45%, 10/01/2049	856	569
3.75%, 03/01/2045	1,073	778
4.15%, 08/15/2044	753	579
4.30%, 07/15/2048	800	615
Alliant Energy Finance LLC
1.40%, 03/15/2026(1)	925	821
Ameren Illinois Co.
3.25%, 03/15/2050	720	473
3.70%, 12/01/2047	865	630
4.50%, 03/15/2049	949	782
5.90%, 12/01/2052	692	691
American Transmission Systems, Inc.
2.65%, 01/15/2032(1)	10,922	8,634
Arizona Public Service Co.
3.35%, 05/15/2050	3,522	2,206
5.55%, 08/01/2033	7,110	6,892
Atmos Energy Corp.
3.38%, 09/15/2049	844	563
5.75%, 10/15/2052	577	565
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	1,333	794
3.20%, 09/15/2049	864	556
3.75%, 08/15/2047	1,765	1,257
4.55%, 06/01/2052	1,960	1,572
5.40%, 06/01/2053	5,281	4,853
Black Hills Corp.
4.35%, 05/01/2033	6,250	5,326
CenterPoint Energy Houston Electric LLC
2.90%, 07/01/2050	1,534	934
3.60%, 03/01/2052	1,205	843
4.95%, 04/01/2033	2,602	2,470
CenterPoint Energy Resources Corp.
5.25%, 03/01/2028	1,617	1,596
Cleco Power LLC
6.00%, 12/01/2040	1,000	900
Comision Federal de Electricidad
4.88%, 01/15/2024(17)	374	372
Commonwealth Edison Co.
3.13%, 03/15/2051	2,610	1,641
3.20%, 11/15/2049	861	545
3.85%, 03/15/2052	805	579
4.35%, 11/15/2045	1,532	1,210
Connecticut Light & Power Co.
4.90%, 07/01/2033	3,219	3,057
Consumers Energy Co.
2.65%, 08/15/2052	950	549
3.10%, 08/15/2050	744	480
3.75%, 02/15/2050	2,914	2,108
4.20%, 09/01/2052	841	655
4.63%, 05/15/2033	1,563	1,455
DTE Electric Co.
3.25%, 04/01/2051	1,541	992
3.75%, 08/15/2047	1,237	894
3.95%, 03/01/2049	1,703	1,265
4.05%, 05/15/2048	558	423
5.40%, 04/01/2053	2,061	1,926
Duke Energy Carolinas LLC
2.55%, 04/15/2031	3,610	2,958
2.85%, 03/15/2032	1,652	1,348
3.45%, 04/15/2051	3,353	2,244
3.70%, 12/01/2047	2,500	1,783
3.88%, 03/15/2046	4,803	3,492
3.95%, 03/15/2048	1,542	1,134
4.25%, 12/15/2041	1,650	1,320
Duke Energy Florida LLC
1.75%, 06/15/2030	3,663	2,882
2.50%, 12/01/2029	693	587
3.00%, 12/15/2051	865	527

3.40%, 10/01/2046	858	577
3.80%, 07/15/2028	631	591
5.95%, 11/15/2052	5,049	4,959
Duke Energy Ohio, Inc.
5.65%, 04/01/2053	602	568
Duke Energy Progress LLC
2.50%, 08/15/2050	1,900	1,037
3.45%, 03/15/2029	2,533	2,297
3.60%, 09/15/2047	1,135	790
4.00%, 04/01/2052	1,539	1,120
4.10%, 03/15/2043	900	694
4.20%, 08/15/2045	1,000	763
5.35%, 03/15/2053	2,220	2,018
Edison International
5.25%, 11/15/2028	6,003	5,776
5.75%, 06/15/2027	2,674	2,649
6.95%, 11/15/2029	4,458	4,598
Enel Finance International NV
1.88%, 07/12/2028(1)	519	430
2.25%, 07/12/2031(1)	496	375
3.50%, 04/06/2028(1)	1,505	1,352
Entergy Arkansas LLC
3.35%, 06/15/2052	847	542
Entergy Louisiana LLC
4.20%, 09/01/2048	1,655	1,256
Entergy Mississippi LLC
2.85%, 06/01/2028	1,098	975
Evergy Metro, Inc.
4.95%, 04/15/2033	5,000	4,683
Eversource Energy
4.60%, 07/01/2027	9,315	8,959
5.45%, 03/01/2028	3,322	3,284
Exelon Corp.
5.60%, 03/15/2053	1,258	1,144
FirstEnergy Corp.
3.40%, 03/01/2050	2,515	1,563
FirstEnergy Transmission LLC
2.87%, 09/15/2028(1)	16,876	14,632
4.35%, 01/15/2025(1)	2,000	1,952
4.55%, 04/01/2049(1)	3,972	3,110
Florida Power & Light Co.
3.15%, 10/01/2049	1,466	954
3.99%, 03/01/2049	4,715	3,542
Georgia Power Co.
5.13%, 05/15/2052	1,306	1,151
IPALCO Enterprises, Inc.
4.25%, 05/01/2030	1,245	1,092
ITC Holdings Corp.
3.25%, 06/30/2026	2,000	1,877
Jersey Central Power & Light Co.
2.75%, 03/01/2032(1)	2,000	1,566
4.30%, 01/15/2026(1)	2,000	1,927
4.70%, 04/01/2024(1)	150	149
KeySpan Gas East Corp.
2.74%, 08/15/2026(1)	4,500	4,098
5.99%, 03/06/2033(1)	12,840	12,391
Metropolitan Edison Co.
4.00%, 04/15/2025(1)	4,000	3,834
4.30%, 01/15/2029(1)	5,000	4,645
Mong Duong Finance Holdings BV
5.13%, 05/07/2029	300	271
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/2030	4,105	3,286
5.75%, 09/01/2025	3,868	3,857
NiSource, Inc.
3.49%, 05/15/2027	640	593
5.25%, 03/30/2028	3,817	3,741
5.40%, 06/30/2033	1,360	1,303
Northern States Power Co.
2.60%, 06/01/2051	1,764	997
3.20%, 04/01/2052	3,638	2,326
3.60%, 09/15/2047	1,800	1,265
4.00%, 08/15/2045	1,000	751
5.10%, 05/15/2053	698	625
NPC Ukrenergo
6.88%, 11/09/2028	400	108
NRG Energy, Inc.
2.45%, 12/02/2027(1)	702	595
4.45%, 06/15/2029(1)	5,885	5,104
Ohio Power Co.
1.63%, 01/15/2031	1,549	1,177
2.60%, 04/01/2030	1,872	1,550
2.90%, 10/01/2051	4,432	2,627
5.00%, 06/01/2033	3,855	3,617
6.60%, 02/15/2033	760	778
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	2,631	1,670

4.95%, 09/15/2052(1)	8,535	7,435
Pacific Gas & Electric Co.
2.10%, 08/01/2027	19,308	16,511
2.50%, 02/01/2031	15,565	11,842
2.95%, 03/01/2026	4,765	4,389
3.00%, 06/15/2028	13,949	11,967
3.15%, 01/01/2026	6,569	6,110
3.25%, 06/01/2031	11,300	8,980
3.30%, 03/15/2027	2,052	1,852
3.30%, 12/01/2027	3,700	3,269
3.40%, 08/15/2024	2,476	2,417
3.45%, 07/01/2025	7,760	7,361
3.50%, 06/15/2025	10,754	10,219
3.50%, 08/01/2050	3,671	2,185
3.75%, 02/15/2024	2,914	2,886
3.75%, 07/01/2028	18,444	16,369
3.75%, 08/15/2042	1,883	1,208
3.85%, 11/15/2023	1,259	1,255
4.00%, 12/01/2046	13,182	8,354
4.20%, 03/01/2029	4,334	3,832
4.25%, 03/15/2046	409	270
4.30%, 03/15/2045	10,332	6,992
4.40%, 03/01/2032	11,850	10,037
4.45%, 04/15/2042	7,667	5,477
4.50%, 12/15/2041	3,353	2,290
4.55%, 07/01/2030	40,108	35,455
4.60%, 06/15/2043	1,248	895
4.65%, 08/01/2028	100	92
4.75%, 02/15/2044	6,611	4,883
4.95%, 07/01/2050	11,498	8,570
5.25%, 03/01/2052	5,800	4,470
5.45%, 06/15/2027	3,084	2,968
5.90%, 06/15/2032	7,090	6,621
6.70%, 04/01/2053	2,542	2,387
6.75%, 01/15/2053	891	835
PECO Energy Co.
2.85%, 09/15/2051	2,757	1,632
3.00%, 09/15/2049	822	511
3.90%, 03/01/2048	1,644	1,230
4.38%, 08/15/2052	763	610
4.60%, 05/15/2052	704	581
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2036	3,170	2,863
4.38%, 06/01/2039	3,510	3,059
4.45%, 12/01/2047	18,300	14,974
4.67%, 12/01/2051	2,100	1,758
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/2031	12,028	9,479
4.10%, 09/18/2034	40	33
5.05%, 05/15/2052	4,100	3,392
Promigas SA ESP
3.75%, 10/16/2029(1)	305	251
Public Service Co. of Colorado
5.25%, 04/01/2053	8,000	6,964
Public Service Co. of New Hampshire
5.15%, 01/15/2053	2,211	1,992
Public Service Co. of New Mexico
3.85%, 08/01/2025	7,000	6,681
Public Service Electric & Gas Co.
2.05%, 08/01/2050	2,065	1,055
2.45%, 01/15/2030	1,400	1,169
3.15%, 01/01/2050	1,066	692
3.60%, 12/01/2047	1,035	740
4.90%, 12/15/2032	907	870
San Diego Gas & Electric Co.
3.32%, 04/15/2050	1,686	1,076
5.35%, 04/01/2053	3,852	3,498
Southern California Edison Co.
2.25%, 06/01/2030	5,329	4,278
2.50%, 06/01/2031	1,876	1,491
2.85%, 08/01/2029	905	781
4.20%, 03/01/2029	1,310	1,219
5.65%, 10/01/2028	995	993
5.95%, 11/01/2032	4,445	4,433
Southern Co.
5.70%, 03/15/2034	7,080	6,934
Southern Co. Gas Capital Corp.
4.40%, 05/30/2047	1,915	1,448
5.75%, 09/15/2033	3,460	3,392
5.88%, 03/15/2041	7,873	7,377
Southwestern Electric Power Co.
4.10%, 09/15/2028	10,000	9,280
5.30%, 04/01/2033	5,000	4,721
Spire, Inc.
3.54%, 02/27/2024	5,000	4,945
Tucson Electric Power Co.
3.05%, 03/15/2025	3,000	2,886

Union Electric Co.
5.45%, 03/15/2053		1,068	985
Virginia Electric & Power Co.
4.00%, 01/15/2043		1,711	1,307
4.45%, 02/15/2044		986	785
Vistra Operations Co. LLC
3.70%, 01/30/2027(1)		6,435	5,870

Total Utilities			596,011

Total Corporate Bonds (Cost: $9,184,651)			8,147,001

Convertible Securities – 0.31%
Communications – 0.12%
DISH Network Corp.
0.00%, 12/15/2025		2,700	1,802
2.38%, 03/15/2024		7,520	7,219
3.38%, 08/15/2026		25,080	15,074
Etsy, Inc.
0.13%, 09/01/2027		960	768
0.25%, 06/15/2028		5,840	4,412
Uber Technologies, Inc.
0.00%, 12/15/2025		6,365	5,938

Total Communications			35,213

Consumer, Cyclical – 0.02%
Southwest Airlines Co.
1.25%, 05/01/2025		7,400	7,345

Total Consumer, Cyclical			7,345

Consumer, Non-cyclical – 0.13%
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/2024		10,090	9,786
1.25%, 05/15/2027		8,650	8,569
Livongo Health, Inc.
0.88%, 06/01/2025		5,435	4,967
Teladoc Health, Inc.
1.25%, 06/01/2027		16,800	13,387

Total Consumer, Non-cyclical			36,709

Utilities – 0.04%
PPL Capital Funding, Inc.
2.88%, 03/15/2028(1)		14,505	13,200

Total Utilities			13,200

Total Convertible Securities (Cost: $110,783)			92,467

Government Related – 21.24%
Other Government Related – 1.51%
Africa Finance Corp.
3.88%, 04/13/2024(1)		1,085	1,065
American Municipal Power, Inc.
8.08%, 02/15/2050		1,070	1,339
Angolan Government International Bond
8.75%, 04/14/2032(1)		365	293
Argentine Bonos del Tesoro
15.50%, 10/17/2026	ARS	110,804	79
Argentine Republic Government International Bond
0.75%, 07/09/2030(3)		$19,784	5,625
1.00%, 07/09/2029		1,109	308
3.50%, 07/09/2041(3)		18,718	4,788
3.63%, 07/09/2035(3)		4,937	1,218
3.63%, 07/09/2046(3)		115	29
4.25%, 01/09/2038(3)		676	198
Bahrain Government International Bond
7.50%, 09/20/2047(17)		200	177
Bank Gospodarstwa Krajowego
5.38%, 05/22/2033(1)		649	612
Bay Area Toll Authority
7.04%, 04/01/2050		2,790	3,238
Benin Government International Bond
4.88%, 01/19/2032(17)	EUR	100	78
6.88%, 01/19/2052(17)		100	70
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2029	BRL	148,472	28,788
Brazilian Government International Bond
3.88%, 06/12/2030		$4,400	3,830
6.00%, 10/20/2033		600	566
California State University
2.37%, 11/01/2035		5,080	3,677
Chile Government International Bond
2.55%, 01/27/2032		1,855	1,498
2.55%, 07/27/2033		1,500	1,151
3.50%, 01/31/2034		1,500	1,238
4.34%, 03/07/2042		200	162
City of New York NY
2.05%, 03/01/2032		2,480	1,911
3.55%, 12/01/2028		3,645	3,358
City of San Antonio TX Electric & Gas Systems Revenue
5.81%, 02/01/2041		1,315	1,321
Ciudad Autonoma de Buenos Aires
115.69% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 02/22/2028(2)	ARS	401,380	1,155
116.49% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.25%), 03/29/2024(2)		314,346	840

Colombia Government International Bond
3.00%, 01/30/2030		$1,000	766
3.13%, 04/15/2031		388	287
4.13%, 05/15/2051		345	192
4.50%, 03/15/2029		2,234	1,939
8.00%, 04/20/2033		475	469
Colombian TES
5.75%, 11/03/2027	COP	4,631,000	944
7.50%, 08/26/2026		7,676,000	1,730
County of Miami-Dade FL Aviation Revenue
2.61%, 10/01/2032		$900	714
2.71%, 10/01/2033		1,290	1,006
Czech Republic Government Bond
4.20%, 12/04/2036	CZK	6,220	254
5.00%, 09/30/2030		18,740	823
5.50%, 12/12/2028		36,000	1,617
Dominican Republic International Bond
4.50%, 01/30/2030(1)		$3,982	3,370
4.88%, 09/23/2032(1)		157	127
4.88%, 09/23/2032		1,800	1,460
5.30%, 01/21/2041(17)		150	110
5.95%, 01/25/2027(17)		103	99
6.88%, 01/29/2026(17)		120	120
Egypt Government International Bond
7.50%, 02/16/2061(17)		233	117
7.63%, 05/29/2032(17)		300	173
Finance Department Government of Sharjah
6.50%, 11/23/2032(1)		621	617
Ghana Government International Bond
7.63%, 05/16/2029(17)		232	102
Golden State Tobacco Securitization Corp.
2.25%, 06/01/2029		1,300	1,092
3.00%, 06/01/2046		475	431
3.49%, 06/01/2036		1,600	1,211
3.85%, 06/01/2050		2,530	2,295
4.21%, 06/01/2050		7,900	5,374
Guatemala Government Bond
3.70%, 10/07/2033		2,000	1,532
4.65%, 10/07/2041(1)		203	150
5.25%, 08/10/2029(1)		31	29
5.25%, 08/10/2029		1,300	1,196
Hungary Government International Bond
2.13%, 09/22/2031(1)		3,700	2,724
5.25%, 06/16/2029		1,000	954
5.38%, 03/25/2024		70	70
Indonesia Government International Bond
2.85%, 02/14/2030		783	666
3.05%, 03/12/2051		4,490	2,896
4.10%, 04/24/2028		200	189
Indonesia Treasury Bond
6.38%, 08/15/2028	IDR	222,477,000	14,292
Israel Government International Bond
4.50%, 04/03/2120		$1,400	1,004
Ivory Coast Government International Bond
4.88%, 01/30/2032(17)	EUR	100	80
5.88%, 10/17/2031(17)		130	113
Jordan Government International Bond
5.85%, 07/07/2030(17)		$200	177
Los Angeles Community College District
6.60%, 08/01/2042		955	1,046
Los Angeles Unified School District
5.75%, 07/01/2034		170	171
6.76%, 07/01/2034		2,990	3,231
Massachusetts School Building Authority
2.50%, 02/15/2037		4,495	3,203
Metropolitan Transportation Authority
5.18%, 11/15/2049		2,065	1,775
5.87%, 11/15/2039		300	286
6.67%, 11/15/2039		980	997
6.81%, 11/15/2040		310	319
Mexican Bonos
7.50%, 06/03/2027	MXN	25,800	1,351
7.50%, 05/26/2033		291,238	14,192
8.50%, 05/31/2029		80,060	4,294
8.50%, 11/18/2038		38,241	1,933
Mexican Udibonos
2.75%, 11/27/2031(12)		511,427	24,743
4.00%, 11/30/2028(12)		152,184	8,230
Mexico Cetes
0.00%, 11/28/2024		925,000	4,673
Mexico Government International Bond
2.66%, 05/24/2031		$15,288	12,063
3.50%, 02/12/2034		773	604
4.50%, 01/31/2050		7,786	5,602
4.75%, 04/27/2032		2,000	1,801
6.34%, 05/04/2053		339	309

MFB Magyar Fejlesztesi Bank Zrt
6.50%, 06/29/2028(17)		275	272
Morocco Government International Bond
6.50%, 09/08/2033(17)		200	196
6.50%, 09/08/2033(1)		667	654
Municipal Electric Authority of Georgia
6.64%, 04/01/2057		971	1,032
New Jersey Turnpike Authority
1.86%, 01/01/2031		2,370	1,895
7.41%, 01/01/2040		1,441	1,676
New York City Municipal Water Finance Authority
5.88%, 06/15/2044		1,200	1,210
6.01%, 06/15/2042		755	776
New York City Transitional Finance Authority Future Tax Secured Revenue
2.40%, 11/01/2032		2,580	2,008
2.69%, 05/01/2033		1,275	1,006
2.80%, 02/01/2026		1,850	1,744
3.95%, 08/01/2032		1,900	1,692
5.27%, 05/01/2027		5,820	5,827
5.51%, 08/01/2037		670	658
New York State Dormitory Authority
5.29%, 03/15/2033		830	817
Nigeria Government International Bond
7.38%, 09/28/2033(17)		360	266
7.63%, 11/28/2047(17)		200	133
7.88%, 02/16/2032(17)		231	182
9.25%, 01/21/2049(17)		231	178
Oman Government International Bond
5.63%, 01/17/2028		3,300	3,213
6.50%, 03/08/2047(17)		200	178
Panama Government International Bond
2.25%, 09/29/2032		3,170	2,291
3.16%, 01/23/2030		1,954	1,640
3.88%, 03/17/2028		2,308	2,119
4.50%, 04/01/2056		5,792	3,805
6.40%, 02/14/2035		724	701
6.85%, 03/28/2054		240	223
Paraguay Government International Bond
4.95%, 04/28/2031		1,915	1,770
Peru Government Bond
5.94%, 02/12/2029	PEN	9,770	2,504
6.15%, 08/12/2032		5,276	1,296
6.95%, 08/12/2031		5,192	1,356
Perusahaan Penerbit SBSN Indonesia III
2.80%, 06/23/2030(1)		$1,700	1,435
Peruvian Government International Bond
1.86%, 12/01/2032		1,946	1,404
2.78%, 01/23/2031		4,470	3,660
2.84%, 06/20/2030		655	551
3.55%, 03/10/2051		2,819	1,852
5.94%, 02/12/2029	PEN	5,487	1,406
5.94%, 02/12/2029(1)		11,100	2,844
6.15%, 08/12/2032(1)		1,752	427
6.90%, 08/12/2037(1)		340	85
6.95%, 08/12/2031		593	155
6.95%, 08/12/2031(1)		4,375	1,143
Philippine Government International Bond
3.00%, 02/01/2028		$3,452	3,125
3.20%, 07/06/2046		4,745	3,113
Port Authority of New York & New Jersey
4.93%, 10/01/2051		825	747
4.96%, 08/01/2046		1,010	894
5.65%, 11/01/2040		825	820
Provincia de Buenos Aires
105.74% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 04/12/2025(1)(2)	ARS	1,038,361	2,982
Puerto Rico Electric Power Authority
6.05%, 07/01/2032(6)(7)		$100	25
Regents of the University of California Medical Center Pooled Revenue
3.26%, 05/15/2060		11,150	6,991
Republic of Poland Government International Bond
4.25%, 02/14/2043(17)	EUR	20	20
4.88%, 10/04/2033		$2,380	2,213
5.50%, 04/04/2053		44	40
5.75%, 11/16/2032		517	518
Republic of South Africa Government Bond
8.88%, 02/28/2035	ZAR	312,655	13,012
10.50%, 12/21/2026		1,574,700	85,551
Republic of South Africa Government International Bond
4.85%, 09/30/2029		$1,158	992
5.00%, 10/12/2046		208	128
5.88%, 06/22/2030		1,004	887
5.88%, 04/20/2032		1,740	1,479
Romanian Government International Bond
2.12%, 07/16/2031(17)	EUR	78	61
2.13%, 03/07/2028(17)		397	364
2.50%, 02/08/2030(17)		66	57
2.88%, 03/11/2029(17)		63	58
3.00%, 02/14/2031		$3,400	2,732
5.25%, 11/25/2027(1)		30	29

Russian Federal Bond—OFZ
6.10%, 07/18/2035	RUB	111,613	283
Russian Foreign Bond—Eurobond
4.25%, 06/23/2027		$1,000	510
5.10%, 03/28/2035		200	68
5.25%, 06/23/2047(1)		200	68
5.25%, 06/23/2047		4,000	1,360
5.63%, 04/04/2042		1,200	756
5.88%, 09/16/2043		2,600	1,638
Saudi Government International Bond
3.25%, 10/22/2030		990	866
3.45%, 02/02/2061(17)		610	373
Senegal Government International Bond
4.75%, 03/13/2028(17)	EUR	100	90
State of California
4.60%, 04/01/2038		$1,395	1,251
7.55%, 04/01/2039		2,705	3,183
State of Illinois
5.10%, 06/01/2033		5,305	5,036
6.73%, 04/01/2035		65	66
7.35%, 07/01/2035		47	49
State of Israel
3.80%, 05/13/2060		16,900	11,239
State of Texas
5.52%, 04/01/2039		3,155	3,133
Turkey Government International Bond
4.25%, 03/13/2025		400	382
5.75%, 05/11/2047		2,800	1,890
6.13%, 10/24/2028		2,700	2,458
7.63%, 04/26/2029		8,600	8,240
Turkiye Ihracat Kredi Bankasi AS
8.25%, 01/24/2024(1)		1,000	1,001
Ukraine Government International Bond
4.38%, 01/27/2032(17)	EUR	413	102
7.25%, 03/15/2035(17)		$375	97
7.38%, 09/25/2034(17)		1,137	299
7.75%, 09/01/2028(17)		138	40
7.75%, 09/01/2029(17)		628	179
7.75%, 08/01/2041(4)(17)		538	245
University of California
4.86%, 05/15/2112		1,543	1,270
Uruguay Government International Bond
4.38%, 10/27/2027		1,783	1,760
5.10%, 06/18/2050		1,868	1,652
5.75%, 10/28/2034		91	93
Venezuela Government International Bond
6.00%, 12/09/2020(6)(7)		30	2
7.00%, 03/31/2038(6)(7)		187	17
7.65%, 04/21/2025(6)(7)		534	48
7.75%, 10/13/2019(6)(7)		100	7
8.25%, 10/13/2024(6)(7)		7,294	657
9.00%, 05/07/2023(6)(7)		110	9
9.00%, 05/07/2023(6)(7)		7,405	611
9.25%, 09/15/2027(6)(7)		1,049	102
9.25%, 05/07/2028(6)(7)		420	41
11.75%, 10/21/2026(6)(7)		120	12
11.95%, 08/05/2031(6)(7)		3,200	312

Total Other Government Related			449,559

U.S. Treasury Obligations – 19.73%
U.S. Treasury Inflation Indexed Bond
0.13%, 07/15/2024(12)		273,253	266,905
0.13%, 10/15/2024(12)		136,019	131,862
0.13%, 04/15/2025(12)		20,385	19,446
0.13%, 07/15/2030(12)		11,589	10,042
0.13%, 01/15/2031(12)		1,879	1,607
0.13%, 07/15/2031(12)		2,509	2,130
0.25%, 01/15/2025(12)		57,788	55,582
0.25%, 07/15/2029(12)(13)		42,935	38,248
0.25%, 02/15/2050(12)		4,066	2,392
0.50%, 04/15/2024(12)		29,695	29,173
0.63%, 01/15/2024(12)		75,646	74,921
0.63%, 07/15/2032(12)		82,697	72,049
0.63%, 02/15/2043(12)		399	290
0.75%, 02/15/2042(12)		676	512
0.75%, 02/15/2045(12)		4,544	3,301
0.88%, 02/15/2047(12)		4,559	3,322
1.00%, 02/15/2046(12)		2,580	1,958
1.00%, 02/15/2048(12)		4,091	3,041
1.00%, 02/15/2049(12)		6,815	5,027
1.25%, 04/15/2028(12)		58,440	55,559
1.38%, 07/15/2033(12)		66,711	61,678
1.38%, 02/15/2044(12)		656	548
1.50%, 02/15/2053(12)		31,440	25,981
2.13%, 02/15/2040(12)		283	274
2.13%, 02/15/2041(12)		419	405

U.S. Treasury Note/Bond
0.25%, 06/30/2025	6,187	5,686
0.25%, 07/31/2025	38,870	35,590
0.38%, 04/30/2025	40,380	37,435
0.38%, 09/30/2027	11,346	9,577
0.50%, 04/30/2027	39,219	33,814
0.50%, 05/31/2027	39,219	33,696
0.50%, 08/31/2027	31,022	26,405
0.63%, 07/31/2026	4,124	3,671
1.13%, 02/29/2028(13)	76,082	65,460
1.13%, 05/15/2040	20,850	11,968
1.13%, 08/15/2040	20,850	11,852
1.25%, 03/31/2028	250,000	215,771
1.25%, 08/15/2031	57,365	44,836
1.38%, 11/15/2031	308,700	241,968
1.38%, 11/15/2040	20,850	12,340
1.38%, 08/15/2050	18,461	9,009
1.50%, 02/15/2025	20,148	19,139
1.50%, 02/15/2030	11,979	9,929
1.63%, 11/30/2026	8,249	7,490
1.63%, 05/15/2031	34,672	28,149
1.63%, 11/15/2050	11,346	5,943
1.75%, 08/15/2041	20,850	12,984
1.88%, 02/28/2027(13)	150,119	136,632
1.88%, 02/15/2032	198,230	161,023
2.00%, 11/15/2041	410,125	266,149
2.00%, 08/15/2051	29,077	16,778
2.25%, 08/15/2049	90,594	56,395
2.38%, 05/15/2051	32,476	20,597
2.50%, 02/15/2045	49,400	33,546
2.63%, 04/15/2025	22,866	21,992
2.75%, 05/15/2025	18,768	18,055
2.75%, 08/15/2032	41,644	36,061
2.75%, 11/15/2047	29,327	20,451
2.88%, 06/15/2025	20,148	19,397
2.88%, 05/15/2032	10,512	9,227
2.88%, 05/15/2049	11,130	7,940
3.00%, 05/15/2045	30,000	22,279
3.00%, 05/15/2047	11,713	8,593
3.00%, 02/15/2048	44,877	32,833
3.00%, 08/15/2048	10,405	7,606
3.00%, 02/15/2049	119,565	87,399
3.00%, 08/15/2052	39,234	28,589
3.13%, 08/15/2044	11,435	8,737
3.13%, 05/15/2048	12,780	9,570
3.25%, 05/15/2042	159,565	127,153
3.50%, 09/15/2025	38,870	37,731
3.50%, 02/15/2033	342,600	314,336
3.63%, 02/15/2053	7,987	6,605
3.63%, 05/15/2053	2,063	1,708
3.75%, 05/31/2030	20,148	19,128
3.88%, 03/31/2025	54,766	53,677
3.88%, 11/30/2027	20,180	19,562
3.88%, 09/30/2029	27,763	26,631
3.88%, 12/31/2029(13)	776,851	744,169
3.88%, 08/15/2033	251,040	237,194
3.88%, 02/15/2043	35,356	30,771
3.88%, 05/15/2043	135,205	117,544
4.00%, 10/31/2029	41,644	40,208
4.00%, 11/15/2042	73,150	64,926
4.13%, 08/31/2030	29,952	29,072
4.13%, 11/15/2032	60,705	58,547
4.13%, 08/15/2053	377,019	342,263
4.38%, 08/31/2028	194,025	192,100
4.38%, 05/15/2040	11,433	10,846
4.38%, 05/15/2041	2,063	1,944
4.38%, 08/15/2043	448,437	418,378
4.50%, 08/15/2039	22,869	22,149
4.63%, 09/15/2026	20,100	20,001
4.63%, 09/30/2028	144,680	144,770
4.75%, 02/15/2041	2,063	2,040

Total U.S. Treasury Obligations		5,862,267

Total Government Related (Cost: $7,073,376)		6,311,826

Mortgage-Backed Obligations – 33.81%
1211 Avenue of the Americas Trust 2015-1211
3.90%, 08/10/2035, Series 2015-1211, Class A1A2(1)	4,300	4,025
4.23%, 08/10/2035, Series 2015-1211, Class B(1)(4)	4,700	4,310
4.28%, 08/10/2035, Series 2015-1211, Class C(1)(4)	6,290	5,681
280 Park Avenue 2017-280P Mortgage Trust
6.51% (1 Month Term SOFR + 0.93%, 0.88% Floor), 09/15/2034, Series 2017-280P, Class A(1)(2)	1,316	1,279
ACREC 2023-FL2 LLC
7.56% (1 Month Term SOFR + 2.23%, 2.23% Floor), 02/19/2038, Series 2023-FL2, Class A(1)(2)	1,740	1,737
Ajax Mortgage Loan Trust 2019-F
2.86%, 07/25/2059, Series 2019-F, Class A1(1)(3)	10,880	10,131
Ajax Mortgage Loan Trust 2021-F
1.88%, 06/25/2061, Series 2021-F, Class A(1)(3)	907	811

Alen 2021-ACEN Mortgage Trust
6.60% (1 Month Term SOFR + 1.26%, 1.15% Floor), 04/15/2034, Series 2021-ACEN, Class A(1)(2)	11,160	10,116
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033, Series 2003-22CB, Class 1A1	321	309
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	99	94
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034, Series 2004-16CB, Class 1A1	148	140
5.50%, 08/25/2034, Series 2004-16CB, Class 3A1	159	151
Alternative Loan Trust 2005-56
6.89% (1 Month Term SOFR + 1.57%, 1.46% Floor), 11/25/2035, Series 2005-56, Class 1A1(2)	3,110	2,787
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036, Series 2005-74T1, Class A1	8,265	4,630
Alternative Loan Trust 2006-HY12
4.16%, 08/25/2036, Series 2006-HY12, Class A5(4)	132	119
Alternative Loan Trust 2006-OA17
5.63% (1 Month Term SOFR + 0.31%, 0.20% Floor), 12/20/2046, Series 2006-OA17, Class 1A1A(2)	9,757	8,241
Alternative Loan Trust 2006-OA22
5.85% (1 Month Term SOFR + 0.53%, 0.42% Floor), 02/25/2047, Series 2006-OA22, Class A2(2)	8,352	7,096
Alternative Loan Trust 2006-OA3
5.83% (1 Month Term SOFR + 0.51%, 0.40% Floor), 05/25/2036, Series 2006-OA3, Class 1A1(2)	3,951	3,330
Alternative Loan Trust 2006-OA7
5.57% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046, Series 2006-OA7, Class 2A1(2)	8,001	6,371
Alternative Loan Trust 2006-OC5
5.95% (1 Month Term SOFR + 0.63%, 0.52% Floor), 06/25/2046, Series 2006-OC5, Class 2A3(2)	5,786	4,795
Alternative Loan Trust 2007-5CB
6.00%, 04/25/2037, Series 2007-5CB, Class 1A4	12,470	6,766
Alternative Loan Trust 2007-HY7C
5.71% (1 Month Term SOFR + 0.39%, 0.28% Floor), 08/25/2037, Series 2007-HY7C, Class A1(2)	1,679	1,455
Alternative Loan Trust 2007-OA2
5.47% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047, Series 2007-OA2, Class 1A1(2)	14,606	12,067
5.69% (1 Month Term SOFR + 0.37%, 0.26% Floor), 03/25/2047, Series 2007-OA2, Class 2A1(2)	9,251	6,945
Alternative Loan Trust 2007-OA4
5.77% (1 Month Term SOFR + 0.45%, 0.34% Floor), 05/25/2047, Series 2007-OA4, Class A1(2)	1,190	1,000
American Home Mortgage Investment Trust 2007-1
5.62% (1 Month Term SOFR + 0.30%, 0.19% Floor), 05/25/2047, Series 2007-1, Class GA1C(2)	765	404
Angel Oak Mortgage Trust 2020-5
2.04%, 05/25/2065, Series 2020-5, Class A3(1)(4)	501	461
2.97%, 05/25/2065, Series 2020-5, Class M1(1)(4)	2,480	2,113
Angel Oak Mortgage Trust 2021-1
1.22%, 01/25/2066, Series 2021-1, Class A3(1)(4)	2,513	2,028
Angel Oak Mortgage Trust 2021-3
1.31%, 05/25/2066, Series 2021-3, Class A2(1)(4)	2,817	2,317
Angel Oak Mortgage Trust 2021-7
1.98%, 10/25/2066, Series 2021-7, Class A1(1)(4)	6,376	5,155
Angel Oak Mortgage Trust 2022-2
3.35%, 01/25/2067, Series 2022-2, Class A1(1)(4)	34,927	30,503
Angel Oak Mortgage Trust I LLC 2019-2
4.07%, 03/25/2049, Series 2019-2, Class M1(1)(4)	1,847	1,812
Arbor Multifamily Mortgage Securities Trust 2021-MF3
2.57%, 10/15/2054, Series 2021-MF3, Class A5(1)	525	413
Arbor Multifamily Mortgage Securities Trust 2022-MF4
2.92%, 02/15/2055, Series 2022-MF4, Class A3(1)	6,700	5,802
AREIT 2022-CRE6 Trust
6.56% (30-day Average SOFR + 1.25%, 1.25% Floor), 01/20/2037, Series 2022-CRE6, Class A(1)(2)	8,628	8,434
AREIT 2023-CRE8 LLC
7.44% (1 Month Term SOFR + 2.11%, 2.11% Floor), 02/17/2028, Series 2023-CRE8, Class A(1)(2)	3,363	3,344
Ashford Hospitality Trust 2018-ASHF
7.61% (1 Month Term SOFR + 2.27%, 2.23% Floor), 04/15/2035, Series 2018-ASHF, Class D(1)(2)	266	256
Ashford Hospitality Trust 2018-KEYS
6.96% (1 Month Term SOFR + 1.62%, 1.45% Floor), 06/15/2035, Series 2018-KEYS, Class B(1)(2)	3,000	2,912
Austin Fairmont Hotel Trust 2019-FAIR
6.63% (1 Month Term SOFR + 1.30%, 1.25% Floor), 09/15/2032, Series 2019-FAIR, Class B(1)(2)	2,155	2,141
6.83% (1 Month Term SOFR + 1.50%, 1.45% Floor), 09/15/2032, Series 2019-FAIR, Class C(1)(2)	5,500	5,456
7.18% (1 Month Term SOFR + 1.85%, 1.80% Floor), 09/15/2032, Series 2019-FAIR, Class D(1)(2)	10,145	10,040
Aventura Mall Trust
4.25%, 07/05/2040, Series 2018-AVM, Class A(1)(4)	5,325	4,787
BAMLL Commercial Mortgage Securities Trust 2018-DSNY
6.98% (1 Month Term SOFR + 1.40%, 1.35% Floor), 09/15/2034, Series 2018-DSNY, Class C(1)(2)	1,800	1,788
7.33% (1 Month Term SOFR + 1.75%, 1.70% Floor), 09/15/2034, Series 2018-DSNY, Class D(1)(2)	134	133
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.23%, 08/10/2038, Series 2018-PARK, Class A(1)(4)	6,110	5,349
BAMLL Commercial Mortgage Securities Trust 2019-RLJ
6.43% (1 Month Term SOFR + 1.10%, 1.05% Floor), 04/15/2036, Series 2019-RLJ, Class A(1)(2)	1,350	1,340
BAMLL Re-REMIC Trust 2016-RRLD11
6.01%, 06/17/2050, Series 2016-LD11, Class AJB(1)(4)	100	23
Banc of America Commercial Mortgage Trust 2015-UBS7
4.49%, 09/15/2048, Series 2015-UBS7, Class B(4)	167	146
Banc of America Funding 2015-R7 Trust
3.21% (12 Month U.S. Treasury Average + 0.92%), 09/26/2046, Series 2015-R7, Class 1A1(1)(2)	91	90
Banc of America Funding 2015-R9 Trust
5.64% (1 Month Term SOFR + 0.32%, 0.21% Floor), 02/26/2037, Series 2015-R9, Class 2A1(1)(2)	2,512	2,473
BANK 2021-BNK35
2.46%, 06/15/2064, Series 2021-BN35, Class AS	6,770	5,056
Barclays Mortgage Loan Trust 2022-NQM1
4.55%, 07/25/2052, Series 2022-NQM1, Class A1(1)(3)	1,976	1,859
Barclays Mortgage Trust 2022-RPL1
4.25%, 02/25/2028, Series 2022-RPL1, Class A(1)(3)	5,683	5,416

Bayview MSR Opportunity Master Fund Trust 2021-INV4
2.50%, 10/25/2051, Series 2021-4, Class A20(1)(4)	5,080	3,725
BBCCRE Trust 2015-GTP
4.70%, 08/10/2033, Series 2015-GTP, Class C(1)(4)	2,715	2,292
BBCMS 2018-TALL Mortgage Trust
6.25% (1 Month Term SOFR + 0.92%, 0.87% Floor), 03/15/2037, Series 2018-TALL, Class A(1)(2)	139	129
BBSG 2016-MRP Mortgage Trust
3.28%, 06/05/2036, Series 2016-MRP, Class A(1)	2,045	1,655
BB-UBS Trust
2.89%, 06/05/2030, Series 2012-TFT, Class A(1)	966	848
BCAP LLC 2014-RR2
2.84% (1 Month Term SOFR + 0.35%, 0.24% Floor), 10/26/2036, Series 2014-RR2, Class 6A8(1)(2)	8,559	8,186
BDS 2022-FL12 LLC
7.46% (1 Month Term SOFR + 2.14%, 2.14% Floor), 08/19/2038, Series 2022-FL12, Class A(1)(2)	1,030	1,025
Bear Stearns ALT-A Trust 2005-1
6.56% (1 Month Term SOFR + 1.24%, 1.13% Floor, 11.50% Cap), 01/25/2035, Series 2005-1, Class M2(2)	5,988	5,437
Bear Stearns ARM Trust 2003-3
4.72%, 05/25/2033, Series 2003-3, Class 3A1(4)	339	316
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041, Series 2006-T24, Class B(1)(4)	384	359
Bear Stearns Mortgage Funding Trust 2007-AR4
5.64% (1 Month Term SOFR + 0.32%, 0.21% Floor, 10.50% Cap), 06/25/2037, Series 2007-AR4, Class 2A1(2)	8,303	7,680
Beast Mortgage Trust
6.20% (1 Month Term SOFR + 0.86%, 0.75% Floor), 04/15/2036, Series 2021-SSCP, Class A(1)(2)	524	511
Benchmark 2018-B1 Mortgage Trust
3.88%, 01/15/2051, Series 2018-B1, Class AM(4)	2,050	1,793
Benchmark 2021-B29 Mortgage Trust
2.39%, 09/15/2054, Series 2021-B29, Class A5	381	296
BFLD 2019-DPLO
6.99% (1 Month Term SOFR + 1.65%, 1.54% Floor), 10/15/2034, Series 2019-DPLO, Class C(1)(2)	4,650	4,591
BFLD Trust 2020-EYP
7.55% (1 Month Term SOFR + 2.21%, 2.10% Floor), 10/15/2035, Series 2020-EYP, Class C(1)(2)	5,140	2,773
BFLD Trust 2020-OBRK
7.50% (1 Month Term SOFR + 2.16%, 2.05% Floor), 11/15/2028, Series 2020-OBRK, Class A(1)(2)	13,350	13,326
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061, Series 2022-RPL1, Class M1(1)(4)	8,591	5,982
BLP Commercial Mortgage Trust 2023-IND
7.02% (1 Month Term SOFR + 1.69%, 1.69% Floor), 03/15/2040, Series 2023-IND, Class A(1)(2)	1,152	1,146
BMO 2023-C5 Mortgage Trust
0.95%, 06/15/2056, Series 2023-C5, Class XA(4)	5,709	289
BOCA Commercial Mortgage Trust 2022-BOCA
7.10% (1 Month Term SOFR + 1.77%, 1.77% Floor), 05/15/2039, Series 2022-BOCA, Class A(1)(2)	824	821
BPR Trust 2021-NRD
7.46% (1 Month Term SOFR + 2.12%, 2.12% Floor), 12/15/2038, Series 2021-NRD, Class B(1)(2)	2,830	2,652
7.76% (1 Month Term SOFR + 2.42%, 2.42% Floor), 12/15/2038, Series 2021-NRD, Class C(1)(2)	2,880	2,690
9.06% (1 Month Term SOFR + 3.72%, 3.72% Floor), 12/15/2038, Series 2021-NRD, Class D(1)(2)	1,770	1,644
BPR Trust 2022-OANA
7.23% (1 Month Term SOFR + 1.90%, 1.90% Floor), 04/15/2037, Series 2022-OANA, Class A(1)(2)	25,012	24,560
BPR Trust 2022-STAR
8.56% (1 Month Term SOFR + 3.23%, 3.23% Floor), 08/15/2024, Series 2022-STAR, Class A(1)(2)	8,395	8,334
Braemar Hotels & Resorts Trust 2018-Prime
6.56% (1 Month Term SOFR + 1.22%, 1.18% Floor), 06/15/2035, Series 2018-PRME, Class B(1)(2)	3,000	2,951
BRAVO Residential Funding Trust 2022-NQM3
3.63%, 09/25/2061, Series 2022-NQM1, Class A1(1)(4)	3,710	3,376
BX Commercial Mortgage Trust 2019-XL
6.37% (1 Month Term SOFR + 1.03%, 0.92% Floor), 10/15/2036, Series 2019-XL, Class A(1)(2)	13,231	13,193
BX Commercial Mortgage Trust 2020-VIV3
3.66%, 03/09/2044, Series 2020-VIV3, Class B(1)(4)	69	58
BX Commercial Mortgage Trust 2020-VIV4
2.84%, 03/09/2044, Series 2020-VIV4, Class A(1)	584	475
BX Commercial Mortgage Trust 2020-VIVA
3.67%, 03/11/2044, Series 2020-VIVA, Class D(1)(4)	17,976	14,194
BX Commercial Mortgage Trust 2020-VKNG
6.38% (1 Month Term SOFR + 1.04%, 0.93% Floor), 10/15/2037, Series 2020-VKNG, Class A(1)(2)	113	112
BX Commercial Mortgage Trust 2021-CIP
6.37% (1 Month Term SOFR + 1.04%, 0.92% Floor), 12/15/2038, Series 2021-CIP, Class A(1)(2)	185	181
BX Commercial Mortgage Trust 2022-AHP
7.17% (1 Month Term SOFR + 1.84%, 1.84% Floor), 01/17/2039, Series 2022-AHP, Class B(1)(2)	6,753	6,627
BX Commercial Mortgage Trust 2022-CSMO
7.45% (1 Month Term SOFR + 2.11%, 2.12% Floor), 06/15/2027, Series 2022-CSMO, Class A(1)(2)	20,460	20,473
8.47% (1 Month Term SOFR + 3.14%, 3.14% Floor), 06/15/2027, Series 2022-CSMO, Class B(1)(2)	12,065	12,057
BX Trust 2018-GW
6.43% (1 Month Term SOFR + 1.10%, 0.80% Floor), 05/15/2035, Series 2018-GW, Class A(1)(2)	2,485	2,465
BX Trust 2019-OC11
3.20%, 12/09/2041, Series 2019-OC11, Class A(1)	7,400	6,237
4.08%, 12/09/2041, Series 2019-OC11, Class E(1)(4)	7,750	6,175
BX Trust 2021-ARIA
6.35% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/15/2036, Series 2021-ARIA, Class A(1)(2)	693	676
BX Trust 2021-LBA
6.25% (1 Month Term SOFR + 0.91%, 0.80% Floor), 02/15/2036, Series 2021-LBA, Class AV(1)(2)	301	296
6.25% (1 Month Term SOFR + 0.91%, 0.80% Floor), 02/15/2036, Series 2021-LBA, Class AJV(1)(2)	1,885	1,851
BX Trust 2021-RISE
7.20% (1 Month Term SOFR + 1.86%, 1.75% Floor), 11/15/2036, Series 2021-RISE, Class D(1)(2)	12,616	12,348
BX Trust 2021-SDMF
6.04% (1 Month Term SOFR + 0.70%, 0.59% Floor), 09/15/2034, Series 2021-SDMF, Class A(1)(2)	288	281
BX Trust 2022-GPA
7.50% (1 Month Term SOFR + 2.17%, 2.17% Floor), 08/15/2039, Series 2022-GPA, Class A(1)(2)	6,760	6,773
8.00% (1 Month Term SOFR + 2.66%, 2.66% Floor), 08/15/2041, Series 2022-GPA, Class B(1)(2)	201	201

BX Trust 2022-LBA6
6.33% (1 Month Term SOFR + 1.00%, 1.00% Floor), 01/15/2039, Series 2022-LBA6, Class A(1)(2)		712	696
BX Trust 2022-VAMF
6.18% (1 Month Term SOFR + 0.85%, 0.85% Floor), 01/15/2039, Series 2022-VAMF, Class A(1)(2)		519	508
BX Trust 2023-DELC
8.02% (1 Month Term SOFR + 2.69%, 2.69% Floor), 05/15/2038, Series 2023-DELC, Class A(1)(2)		2,680	2,683
BXP Trust 2017-GM
3.38%, 06/13/2039, Series 2017-GM, Class A(1)		3,800	3,406
CAFL 2021-RTL1 Issuer LLC
2.24%, 03/28/2029, Series 2021-RTL1, Class A1(1)(3)		12,585	11,632
Capitalsource Real Estate Loan Trust
6.19% (3 Month LIBOR USD + 0.65%), 01/20/2037, Series 2006-1A, Class C(1)(2)		1,899	1,816
6.29% (3 Month LIBOR USD + 0.75%), 01/20/2037, Series 2006-1A, Class D(1)(2)		1,200	1,086
6.39% (3 Month LIBOR USD + 0.85%), 01/20/2037, Series 2006-1A, Class E(1)(2)		700	593
Cassia 2022-1 SRL
6.32% (3 Month EURIBOR + 2.50%, 2.50% Floor), 05/22/2034, Series 2022-1A, Class A(1)(2)	EUR	2,488	2,536
CD 2017-CD6 Mortgage Trust
3.91%, 11/13/2050, Series 2017-CD6, Class B		$193	154
CENT Trust 2023-CITY
7.95% (1 Month Term SOFR + 2.62%, 2.62% Floor), 09/15/2028, Series 2023-CITY, Class A(1)(2)		3,074	3,073
Century Plaza Towers 2019-CPT
2.87%, 11/13/2039, Series 2019-CPT, Class A(1)		3,205	2,549
Chase Home Lending Mortgage Trust 2023-RPL1
3.50%, 06/25/2062, Series 2023-RPL1, Class A1(1)(4)		13,069	11,513
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037, Series 2008-3R, Class 1A1(1)		4,401	2,218
CHNGE Mortgage Trust 2022-4
6.00%, 10/25/2057, Series 2022-4, Class A1(1)(3)		254	247
CIM Trust 2019-R3
2.63%, 06/25/2058, Series 2019-R3, Class A(1)(4)		10,194	8,956
CIM Trust 2019-R4
3.00%, 10/25/2059, Series 2019-R4, Class A1(1)(4)		12,739	11,365
CIM Trust 2020-R1
2.85%, 10/27/2059, Series 2020-R1, Class A1(1)(4)		18,341	15,027
CIM Trust 2020-R6
2.25%, 12/25/2060, Series 2020-R6, Class A1A(1)(4)		10,534	8,875
CIM Trust 2020-R7
2.25%, 12/27/2061, Series 2020-R7, Class A1A(1)(4)		16,532	14,053
CIM Trust 2021-INV1
2.50%, 07/01/2051, Series 2021-INV1, Class A8(1)(4)		4,293	3,608
CIM Trust 2021-R1
2.40%, 08/25/2056, Series 2021-R1, Class A2(1)(4)		16,927	14,544
CIM Trust 2021-R2
2.50%, 01/25/2057, Series 2021-R2, Class A2(1)(4)		7,464	6,437
CIM Trust 2021-R3
1.95%, 06/25/2057, Series 2021-R3, Class A1A(1)(4)		25,364	22,046
CIM Trust 2021-R4
2.00%, 05/01/2061, Series 2021-R4, Class A1A(1)(4)		26,533	22,551
CIM Trust 2021-R5
2.00%, 08/25/2061, Series 2021-R5, Class A1A(1)(4)		22,098	17,453
CIM Trust 2022-I1
4.35%, 02/25/2067, Series 2022-I1, Class A1(1)(4)		20,515	19,086
CIM TRUST 2022-R2
3.75%, 12/25/2061, Series 2022-R2, Class A1(1)(4)		32,068	28,862
CIM TRUST 2022-R3
4.50%, 03/25/2062, Series 2022-R3, Class A1(1)(4)		41,579	38,669
CIM Trust 2023-R1
5.40%, 04/25/2062, Series 2023-R1, Class A1A(1)(4)		39,685	36,241
CIM Trust 2023-R3
4.50%, 01/25/2063, Series 2023-R3, Class A1A(1)(4)		33,273	29,545
Citigroup Commercial Mortgage Trust 2013-375P
3.63%, 05/10/2035, Series 2013-375P, Class C(1)(4)		9,030	8,017
Citigroup Commercial Mortgage Trust 2017-P7
3.92%, 04/14/2050, Series 2017-P7, Class AS		1,418	1,235
Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066, Series 2019-RP1, Class A1(1)(4)		1,299	1,217
Citigroup Mortgage Loan Trust, Inc.
2.50%, 08/25/2050, Series 2020-EXP2, Class A4(1)(4)		1,076	852
COAST Commercial Mortgage Trust 2023-2HTL
9.77% (1 Month Term SOFR + 4.44%, 4.44% Floor), 08/15/2036, Series 2023-2HTL, Class D(1)(2)		1,494	1,489
Cold Storage Trust 2020-ICE5
6.35% (1 Month Term SOFR + 1.01%, 0.90% Floor), 11/15/2037, Series 2020-ICE5, Class A(1)(2)		1,141	1,130
7.10% (1 Month Term SOFR + 1.76%, 1.65% Floor), 11/15/2037, Series 2020-ICE5, Class C(1)(2)(17)		3,534	3,496
8.94% (1 Month Term SOFR + 3.61%, 3.49% Floor), 11/15/2037, Series 2020-ICE5, Class F(1)(2)		973	958
COLT 2020-3 Mortgage Loan Trust
1.51%, 04/27/2065, Series 2020-3, Class A1(1)(4)		372	346
COLT 2021-5 Mortgage Loan Trust
1.73%, 11/26/2066, Series 2021-5, Class A1(1)(4)		16,029	13,131
COLT 2021-6 Mortgage Loan Trust
1.91%, 12/25/2066, Series 2021-6, Class A1(1)(4)		15,344	12,987
COLT 2021-RPL1 Trust
1.67%, 09/25/2061, Series 2021-RPL1, Class A1(1)(4)		18,702	15,979
COLT 2022-4 Mortgage Loan Trust
4.30%, 03/25/2067, Series 2022-4, Class A1(1)(4)		24,276	22,737
COLT 2022-5 Mortgage Loan Trust
4.55%, 04/25/2067, Series 2022-5, Class A1(1)(4)		30,096	28,335

COLT 2022-6 Mortgage Loan Trust
4.65%, 06/27/2067, Series 2022-6, Class A1(1)(3)	7,001	6,579
COMM 2012-CCRE3 Mortgage Trust
3.42%, 10/15/2045, Series 2012-CR3, Class AM(1)	210	194
Comm 2013-CCRE13 Mortgage Trust
4.95%, 11/10/2046, Series 2013-CR13, Class C(4)	7,470	6,644
Comm 2014-UBS2 Mortgage Trust
3.96%, 03/10/2047, Series 2014-UBS2, Class A5	137	136
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048, Series 2015-CR24, Class A5	1,990	1,901
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048, Series 2015-DC1, Class AM	2,495	2,312
COMM 2015-LC19 Mortgage Trust
3.83%, 02/10/2048, Series 2015-LC19, Class B(4)	169	154
COMM 2016-787S Mortgage Trust
3.55%, 02/10/2036, Series 2016-787S, Class A(1)	2,000	1,816
3.96%, 02/10/2036, Series 2016-787S, Class C(1)(4)	1,000	862
3.96%, 02/10/2036, Series 2016-787S, Class B(1)(4)	1,700	1,521
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050, Series 2017-COR2, Class A3	3,110	2,823
COMM 2017-PANW Mortgage Trust
3.53%, 10/10/2029, Series 2017-PANW, Class B(1)(4)	1,285	1,140
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(1)	5,150	4,777
Commercial Mortgage Pass-Through Certificate
7.12%, 07/12/2028(1)	734	729
Commercial Mortgage Pass-Through Certificates
3.40%, 10/05/2030, Series 2012-LTRT, Class A2(1)	633	522
Connecticut Avenue Securities Trust 2022-R06
8.06% (30-day Average SOFR + 2.75%), 05/25/2042, Series 2022-R06, Class 1M1(1)(2)	2,639	2,705
Connecticut Avenue Securities Trust 2023-R02
7.61% (30-day Average SOFR + 2.30%), 01/25/2043, Series 2023-R02, Class 1M1(1)(2)	6,498	6,583
Credit Suisse Mortgage Capital Certificates
2.44%, 02/25/2061, Series 2021-RPL9, Class A1(1)(4)	14,230	12,960
Credit Suisse Mortgage Capital Certificates 2019-ICE4
6.36% (1 Month Term SOFR + 1.03%, 0.98% Floor), 05/15/2036, Series 2019-ICE4, Class A(1)(2)	8,426	8,417
CRSNT Trust 2021-MOON
6.65% (1 Month Term SOFR + 1.31%, 1.20% Floor), 04/15/2036, Series 2021-MOON, Class B(1)(2)	20,000	18,644
7.00% (1 Month Term SOFR + 1.66%, 1.55% Floor), 04/15/2036, Series 2021-MOON, Class C(1)(2)	12,000	11,133
CSAIL 2019-C17 Commercial Mortgage Trust
2.76%, 09/15/2052, Series 2019-C17, Class A4	6,050	5,029
3.28%, 09/15/2052, Series 2019-C17, Class AS	2,625	2,140
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033, Series 2003-27, Class 4A4	61	58
CSMC 2014-USA OA LLC
4.18%, 09/15/2037, Series 2014-USA, Class B(1)	5,255	4,150
4.34%, 09/15/2037, Series 2014-USA, Class C(1)	400	301
4.37%, 09/15/2037, Series 2014-USA, Class D(1)	6,175	4,403
CSMC 2019-RP10 Trust
3.06%, 12/26/2059, Series 2019-RP10, Class A1(1)(4)	26,000	25,668
CSMC 2020-NET
2.26%, 08/15/2037, Series 2020-NET, Class A(1)	2,718	2,433
3.53%, 08/15/2037, Series 2020-NET, Class C(1)	4,405	3,880
CSMC 2020-RPL2 Trust
3.51%, 02/25/2060, Series 2020-RPL2, Class A12(1)	756	752
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060, Series 2020-RPL3, Class A1(1)(4)	7,364	7,215
CSMC 2020-RPL5 Trust
3.02%, 08/25/2060, Series 2020-RPL5, Class A1(1)(4)	2,193	2,153
CSMC 2021-ADV
7.75% (1 Month Term SOFR + 2.41%, 2.30% Floor), 07/15/2038, Series 2021-ADV, Class C(1)(2)	3,400	2,807
CSMC 2021-BHAR
6.60% (1 Month Term SOFR + 1.26%, 1.15% Floor), 11/15/2038, Series 2021-BHAR, Class A(1)(2)	896	886
6.95% (1 Month Term SOFR + 1.61%, 1.50% Floor), 11/15/2038, Series 2021-BHAR, Class B(1)(2)	380	374
7.45% (1 Month Term SOFR + 2.11%, 2.00% Floor), 11/15/2038, Series 2021-BHAR, Class C(1)(2)	625	616
CSMC 2021-NQM8
1.84%, 10/25/2066, Series 2021-NQM8, Class A1(1)(4)	11,702	9,489
CSMC 2021-RPL11 Trust
3.78%, 10/25/2061, Series 2021-RP11, Class PT(1)(4)	26,235	18,856
CSMC 2021-RPL3 Trust
3.75%, 01/25/2060, Series 2021-RPL3, Class M2(1)	995	702
CSMC 2021-RPL6 Trust
2.75%, 10/25/2060, Series 2021-RPL6, Class M1(1)	8,505	6,163
CSMC 2022-ATH3
4.99%, 08/25/2067, Series 2022-ATH3, Class A1(1)(4)	9,673	9,371
CSMC 2022-NQM1
2.27%, 11/25/2066, Series 2022-NQM1, Class A1(1)(4)	14,894	12,218
CSMC 2022-NWPT
8.48% (1 Month Term SOFR + 3.14%, 3.14% Floor), 09/09/2024, Series 2022-NWPT, Class A(1)(2)	1,867	1,881
CSMC 2022-RPL1 Trust
4.56%, 04/25/2061, Series 2022-RPL1, Class PT(1)(4)	28,551	22,342
CSMC 2022-RPL3 Trust
3.72%, 03/25/2061, Series 2022-RPL3, Class A1(1)(4)	35,996	34,979
CSMC Mortgage-Backed Trust Series 2006-4
6.00%, 05/25/2036, Series 2006-4, Class 1A3	108	60
CSMCM 2021-RPL11 Trust
3.78%, 10/27/2061, Series 2021-RP11, Class CERT(1)	1,118	810

CSMCM 2022-RPL1 Trust
4.23%, 04/25/2061, Series 2022-RPL1, Class CERT(1)		1,211	936
DBCG 2017-BBG Mortgage Trust
8.50% (PRIME + 0.00%), 06/15/2034, Series 2017-BBG, Class A(1)(2)		2,645	2,617
DBGS 2018-5BP Mortgage Trust
6.93% (1 Month Term SOFR + 1.60%, 1.35% Floor), 06/15/2033, Series 2018-5BP, Class D(1)(2)		5,171	4,230
DBUBS 2017-BRBK Mortgage Trust
3.65%, 10/10/2034, Series 2017-BRBK, Class D(1)(4)		2,540	2,045
DC Commercial Mortgage Trust 2023-DC
6.80%, 09/12/2040, Series 2023-DC, Class B(1)		6,265	6,238
DC Office Trust 2019-MTC
2.97%, 09/15/2045, Series 2019-MTC, Class A(1)		12,545	9,903
Deephaven Residential Mortgage Trust 2021-2
1.21%, 04/25/2066, Series 2021-2, Class A2(1)(4)		1,867	1,595
Deephaven Residential Mortgage Trust 2022-2
4.30%, 03/25/2067, Series 2022-2, Class A1(1)(4)		9,464	8,669
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
5.83% (1 Month Term SOFR + 0.51%, 0.40% Floor), 04/25/2035, Series 2005-2, Class 1A1(2)		2,593	2,246
Eleven Madison Trust 2015-11MD Mortgage Trust
3.67%, 09/10/2035, Series 2015-11MD, Class A(1)(4)		870	759
Ellington Financial Mortgage Trust 2019-2
2.74%, 11/25/2059, Series 2019-2, Class A1(1)(4)		1,151	1,055
3.05%, 11/25/2059, Series 2019-2, Class A3(1)(4)		707	641
Ellington Financial Mortgage Trust 2020-2
1.18%, 10/25/2065, Series 2020-2, Class A1(1)(4)		2,512	2,238
Ellington Financial Mortgage Trust 2021-2
1.09%, 06/25/2066, Series 2021-2, Class A2(1)(4)		4,019	3,124
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066, Series 2021-3, Class A1(1)(4)		4,198	3,172
Ellington Financial Mortgage Trust 2022-1
2.21%, 01/25/2067, Series 2022-1, Class A1(1)(4)		14,386	11,678
Ellington Financial Mortgage Trust 2022-4
5.90%, 09/25/2067, Series 2022-4, Class A1(1)(3)		71,927	70,694
Eurosail-UK 2007-5np Plc
6.11% (Sterling Overnight Index Average + 0.89%), 09/13/2045, Series 2007-5X, Class A1A(2)	GBP	6,410	7,262
Eurosail-UK 2007-6nc Plc
6.04% (Sterling Overnight Index Average + 0.82%), 09/13/2045, Series 2007-6NCX, Class A3A(2)		136	164
Extended Stay America Trust 2021-ESH
6.53% (1 Month Term SOFR + 1.19%, 1.08% Floor), 07/15/2038, Series 2021-ESH, Class A(1)(2)		$72,940	72,322
6.83% (1 Month Term SOFR + 1.49%, 1.38% Floor), 07/15/2038, Series 2021-ESH, Class B(1)(2)		6,706	6,624
9.15% (1 Month Term SOFR + 3.81%, 3.70% Floor), 07/15/2038, Series 2021-ESH, Class F(1)(2)		666	648
Fannie Mae
1.50%, 10/01/2038(14)		3,148	2,622
1.50%, 10/15/2050(14)		1,841	1,322
2.00%, 10/01/2052(14)		17,042	14,612
2.00%, 10/01/2053(14)		388,387	295,386
2.50%, 10/25/2037(14)		11,101	9,781
2.50%, 10/01/2052(14)		120,981	96,013
3.00%, 10/01/2038(14)		171	155
3.00%, 10/01/2053(14)		202,961	167,799
3.00%, 11/01/2053(14)		16,350	13,538
3.50%, 10/01/2053(14)		153,877	132,321
3.50%, 11/01/2053(14)		69,400	59,733
4.00%, 10/01/2053(14)		3,053	2,882
4.00%, 10/01/2053(14)		108,553	96,636
4.00%, 11/01/2053(14)		15,141	13,493
4.50%, 10/01/2053(14)		4,431	4,247
4.50%, 10/01/2053(14)		317,196	291,225
5.00%, 10/01/2053(14)		425,862	401,773
5.50%, 11/01/2050(14)		340,600	329,064
5.50%, 10/01/2053(14)		438,031	423,298
6.00%, 10/01/2053(14)		47,525	46,901
6.50%, 10/01/2053(14)		12,559	12,616
6.50%, 11/01/2053(14)		2,100	2,108
Fannie Mae Interest Strip
3.00%, 03/25/2050, Series 428, Class C16		4,475	770
3.50%, 08/25/2049, Series 427, Class C85		1,367	246
Fannie Mae Pool
1.50%, 12/01/2035		463	388
1.50%, 03/01/2036		694	583
1.50%, 05/01/2036		1,108	932
1.50%, 06/01/2036		3,973	3,333
1.50%, 12/01/2036		2,660	2,230
1.50%, 02/01/2037		1,155	971
1.50%, 11/01/2041		36,709	28,336
1.50%, 12/01/2041		18,772	14,490
1.50%, 10/01/2050		4,751	3,418
1.50%, 11/01/2050		4,125	2,968
1.50%, 03/01/2051		5,544	3,990
2.00%, 06/01/2035		517	447
2.00%, 06/01/2035		1,077	932
2.00%, 09/01/2035		514	443
2.00%, 02/01/2036		845	730
2.00%, 03/01/2036		905	779
2.00%, 04/01/2036		1,277	1,105
2.00%, 05/01/2036		857	741
2.00%, 07/01/2036		1,426	1,231
2.00%, 09/01/2036		1,366	1,181

2.00%, 09/01/2036	1,526	1,319
2.00%, 11/01/2036	637	550
2.00%, 01/01/2037	627	542
2.00%, 02/01/2037	269	231
2.00%, 02/01/2037	614	529
2.00%, 02/01/2037	1,392	1,198
2.00%, 03/01/2037	737	634
2.00%, 03/01/2037	3,361	2,889
2.00%, 03/01/2037	3,453	2,973
2.00%, 04/01/2037	1,917	1,651
2.00%, 10/01/2040	6,781	5,505
2.00%, 11/01/2040	17,662	14,332
2.00%, 05/01/2041	6,159	4,961
2.00%, 06/01/2041	24,461	19,687
2.00%, 12/01/2041	2,885	2,294
2.00%, 02/01/2042	1,250	991
2.00%, 02/01/2042	1,372	1,095
2.00%, 03/01/2042	13,130	10,471
2.00%, 04/01/2042	2,058	1,642
2.00%, 09/01/2050	2,360	1,807
2.00%, 10/01/2050	4,248	3,257
2.00%, 12/01/2050	1,016	785
2.00%, 12/01/2050	3,165	2,441
2.00%, 01/01/2051	26,442	20,230
2.00%, 02/01/2051	3,551	2,714
2.00%, 03/01/2051	1,174	907
2.00%, 03/01/2051	2,085	1,608
2.00%, 04/01/2051	697	539
2.00%, 04/01/2051	1,257	973
2.00%, 04/01/2051	2,047	1,579
2.00%, 04/01/2051	2,358	1,822
2.00%, 05/01/2051	58,214	44,485
2.00%, 08/01/2051	6,610	5,070
2.00%, 08/01/2051	8,716	6,638
2.00%, 08/01/2051	10,102	7,705
2.00%, 09/01/2051	15,116	11,549
2.00%, 10/01/2051	42,235	32,229
2.00%, 11/01/2051	1,241	960
2.00%, 11/01/2051	1,570	1,217
2.00%, 11/01/2051	2,865	2,216
2.00%, 11/01/2051	4,217	3,214
2.00%, 11/01/2051	4,787	3,695
2.00%, 11/01/2051	5,414	4,133
2.00%, 11/01/2051	23,647	18,025
2.00%, 12/01/2051	722	566
2.00%, 12/01/2051	1,149	876
2.00%, 12/01/2051	1,650	1,274
2.00%, 12/01/2051	2,500	1,931
2.00%, 12/01/2051	3,721	2,852
2.00%, 12/01/2051	3,748	2,885
2.00%, 12/01/2051	32,876	25,089
2.00%, 01/01/2052	922	704
2.00%, 01/01/2052	2,617	2,021
2.00%, 01/01/2052	2,929	2,261
2.00%, 01/01/2052	3,396	2,626
2.00%, 01/01/2052	4,487	3,500
2.00%, 01/01/2052	103,439	78,806
2.00%, 02/01/2052	1,710	1,321
2.00%, 02/01/2052	2,077	1,602
2.00%, 02/01/2052	3,954	3,048
2.00%, 02/01/2052	5,829	4,436
2.00%, 02/01/2052	8,859	6,813
2.00%, 02/01/2052	16,845	12,970
2.00%, 03/01/2052	2,202	1,698
2.00%, 03/01/2052	3,148	2,423
2.00%, 03/01/2052	5,733	4,408
2.00%, 04/01/2052	60,396	46,012
2.46%, 04/01/2040	8,775	5,728
2.50%, 11/01/2031	776	699
2.50%, 01/01/2032	653	595
2.50%, 02/01/2035	1,782	1,608
2.50%, 03/01/2036	4,072	3,624
2.50%, 07/01/2050	3,064	2,492
2.50%, 07/01/2050	4,760	3,838
2.50%, 07/01/2050	4,806	3,875
2.50%, 07/01/2050	4,866	3,924
2.50%, 08/01/2050	1,563	1,260
2.50%, 08/01/2050	5,019	4,047
2.50%, 08/01/2050	6,107	4,924
2.50%, 11/01/2050	1,088	884
2.50%, 11/01/2050	3,545	2,882
2.50%, 01/01/2051	868	700
2.50%, 02/01/2051	4,417	3,526
2.50%, 02/01/2051	20,702	16,535
2.50%, 02/01/2051	28,780	22,998
2.50%, 02/01/2051	79,002	63,061
2.50%, 09/01/2051	13,347	10,707

2.50%, 11/01/2051	2,281	1,844
2.50%, 11/01/2051	15,758	12,598
2.50%, 12/01/2051	47,062	37,404
2.50%, 01/01/2052	2,515	2,029
2.50%, 01/01/2052	4,150	3,321
2.50%, 01/01/2052	4,272	3,426
2.50%, 01/01/2052	4,447	3,581
2.50%, 01/01/2052	5,368	4,307
2.50%, 01/01/2052	5,387	4,338
2.50%, 01/01/2052	6,091	4,905
2.50%, 01/01/2052	6,704	5,370
2.50%, 01/01/2052	8,108	6,496
2.50%, 01/01/2052	10,029	8,053
2.50%, 02/01/2052	917	742
2.50%, 02/01/2052	1,353	1,093
2.50%, 02/01/2052	4,824	3,879
2.50%, 02/01/2052	5,693	4,568
2.50%, 02/01/2052	47,506	37,782
2.50%, 04/01/2052	20,467	16,286
3.00%, 02/01/2030	2,124	2,053
3.00%, 03/01/2030	2,440	2,354
3.00%, 09/01/2030	870	811
3.00%, 04/01/2031	4,014	3,741
3.00%, 06/01/2032	471	435
3.00%, 09/01/2032	951	879
3.00%, 10/01/2032	3,511	3,246
3.00%, 12/01/2032	1,022	945
3.00%, 12/01/2032	2,142	1,991
3.00%, 10/01/2033	911	818
3.00%, 11/01/2033	2,838	2,629
3.00%, 02/01/2034	1,568	1,450
3.00%, 12/01/2034	2,322	2,120
3.00%, 01/01/2035	887	808
3.00%, 01/01/2035	1,600	1,457
3.00%, 02/01/2035	1,404	1,281
3.00%, 02/01/2035	2,232	2,064
3.00%, 11/01/2035	3,441	3,203
3.00%, 11/01/2036	713	636
3.00%, 11/01/2036	949	847
3.00%, 12/01/2036	952	849
3.00%, 03/01/2038	753	670
3.00%, 01/01/2043	1,164	995
3.00%, 02/01/2043	1,748	1,494
3.00%, 04/01/2043	1,307	1,118
3.00%, 06/01/2043	1,400	1,197
3.00%, 08/01/2043	4,077	3,485
3.00%, 09/01/2043	666	569
3.00%, 07/01/2045	2,709	2,294
3.00%, 05/01/2046	3,270	2,765
3.00%, 07/01/2046	780	659
3.00%, 09/01/2046	2,620	2,240
3.00%, 10/01/2046	930	786
3.00%, 11/01/2046	199	169
3.00%, 11/01/2046	726	613
3.00%, 11/01/2046	919	776
3.00%, 11/01/2046	950	802
3.00%, 11/01/2046	991	837
3.00%, 11/01/2046	2,207	1,865
3.00%, 01/01/2047	969	818
3.00%, 01/01/2047	7,082	5,988
3.00%, 04/01/2047	921	777
3.00%, 04/01/2047	1,165	984
3.00%, 06/01/2047	1,290	1,091
3.00%, 08/01/2047	5,776	4,884
3.00%, 11/01/2047	2,334	1,969
3.00%, 04/01/2048	10,459	8,942
3.00%, 09/01/2048	769	650
3.00%, 02/01/2049	1,091	922
3.00%, 08/01/2049	1,019	863
3.00%, 08/01/2049	21,265	17,775
3.00%, 09/01/2049	14,021	11,807
3.00%, 09/01/2049	17,500	14,704
3.00%, 10/01/2049	28,836	24,154
3.00%, 11/01/2049	20,907	17,568
3.00%, 03/01/2050	1,081	901
3.00%, 03/01/2050	7,213	6,024
3.00%, 07/01/2050	1,946	1,623
3.00%, 07/01/2050	23,894	20,003
3.00%, 08/01/2050	1,014	844
3.00%, 08/01/2050	1,835	1,528
3.00%, 10/01/2050	3,416	2,847
3.00%, 04/01/2051	8,545	7,168
3.00%, 03/01/2052	128	106
3.00%, 03/01/2052	261	216
3.00%, 03/01/2052	942	779
3.00%, 03/01/2052	42,179	34,939
3.00%, 04/01/2052	32	27

3.00%, 04/01/2052	262	217
3.00%, 04/01/2052	349	289
3.00%, 04/01/2052	522	432
3.00%, 04/01/2052	2,047	1,694
3.00%, 04/01/2052	2,175	1,803
3.00%, 04/01/2052	7,075	5,856
3.00%, 04/01/2052	68,778	56,950
3.00%, 05/01/2052	389	322
3.00%, 05/01/2052	933	773
3.00%, 05/01/2052	953	789
3.00%, 05/01/2052	972	806
3.00%, 05/01/2052	1,141	944
3.00%, 05/01/2052	10,371	8,587
3.00%, 06/01/2052	48	40
3.00%, 06/01/2052	362	300
3.00%, 06/01/2052	470	389
3.00%, 06/01/2052	481	398
3.00%, 06/01/2052	625	517
3.00%, 06/01/2052	674	558
3.00%, 06/01/2052	961	795
3.00%, 06/01/2052	1,061	878
3.00%, 06/01/2052	2,100	1,739
3.00%, 06/01/2052	4,520	3,743
3.00%, 06/01/2052	65,228	53,978
3.00%, 07/01/2052	1,080	894
3.00%, 07/01/2052	2,063	1,708
3.00%, 07/01/2052	2,091	1,731
3.00%, 07/01/2052	44,014	36,436
3.00%, 08/01/2052	15,609	12,918
3.50%, 11/01/2032	573	538
3.50%, 09/01/2033	2,317	2,177
3.50%, 12/01/2033	2,017	1,892
3.50%, 07/01/2034	1,828	1,746
3.50%, 01/01/2038	1,842	1,650
3.50%, 09/01/2042	67	59
3.50%, 12/01/2042	460	405
3.50%, 12/01/2042	647	571
3.50%, 06/01/2043	659	584
3.50%, 06/01/2043	878	773
3.50%, 08/01/2043	45	40
3.50%, 01/01/2044	2,106	1,855
3.50%, 04/01/2045	9	8
3.50%, 06/01/2045	705	619
3.50%, 06/01/2045	848	746
3.50%, 07/01/2045	950	835
3.50%, 09/01/2045	1,521	1,349
3.50%, 11/01/2045	1,842	1,617
3.50%, 02/01/2046	3,576	3,138
3.50%, 06/01/2046	1,128	995
3.50%, 06/01/2046	1,403	1,233
3.50%, 06/01/2046	1,523	1,338
3.50%, 09/01/2046	1,608	1,411
3.50%, 12/01/2046	595	521
3.50%, 01/01/2047	1,914	1,684
3.50%, 01/01/2047	6,087	5,341
3.50%, 02/01/2047	388	340
3.50%, 07/01/2047	2,584	2,268
3.50%, 08/01/2047	5,618	4,935
3.50%, 11/01/2047	2,694	2,359
3.50%, 12/01/2047	1,144	1,001
3.50%, 12/01/2047	1,474	1,291
3.50%, 12/01/2047	1,677	1,472
3.50%, 12/01/2047	1,770	1,557
3.50%, 01/01/2048	1,699	1,492
3.50%, 01/01/2048	3,358	2,947
3.50%, 01/01/2048	4,398	3,859
3.50%, 02/01/2048	692	608
3.50%, 02/01/2048	4,329	3,790
3.50%, 12/01/2048	9,193	8,049
3.50%, 06/01/2049	5,027	4,412
3.50%, 09/01/2049	2,048	1,793
3.50%, 07/01/2050	4,134	3,617
3.50%, 01/01/2051	12,145	10,637
3.50%, 07/01/2051	2,804	2,422
3.50%, 04/01/2052	3,873	3,338
3.50%, 04/01/2052	4,830	4,158
3.50%, 04/01/2052	6,721	5,784
3.50%, 05/01/2052	1,711	1,473
3.50%, 05/01/2052	3,996	3,440
3.50%, 05/01/2052	4,768	4,104
3.50%, 05/01/2052	6,547	5,642
3.50%, 05/01/2052	13,228	11,402
3.50%, 06/01/2052	47	41
3.50%, 06/01/2052	3,830	3,299
3.50%, 07/01/2052	126	109
3.50%, 07/01/2052	354	305
3.50%, 07/01/2052	507	436

3.50%, 07/01/2052	2,889	2,488
3.50%, 07/01/2052	34,571	29,761
3.50%, 08/01/2052	24	20
4.00%, 02/01/2039	79	72
4.00%, 11/01/2040	980	885
4.00%, 01/01/2042	1,112	1,018
4.00%, 03/01/2042	1,284	1,176
4.00%, 06/01/2042	4,538	4,110
4.00%, 08/01/2042	958	873
4.00%, 02/01/2043	143	129
4.00%, 12/01/2043	1,008	923
4.00%, 06/01/2045	2,078	1,868
4.00%, 10/01/2045	944	852
4.00%, 12/01/2045	1,668	1,517
4.00%, 03/01/2046	4,683	4,278
4.00%, 09/01/2046	475	428
4.00%, 12/01/2046	1,830	1,661
4.00%, 02/01/2047	888	809
4.00%, 02/01/2047	1,389	1,265
4.00%, 03/01/2047	586	528
4.00%, 04/01/2047	146	133
4.00%, 04/01/2047	603	547
4.00%, 05/01/2047	15	13
4.00%, 05/01/2047	657	597
4.00%, 06/01/2047	629	571
4.00%, 07/01/2047	578	525
4.00%, 07/01/2047	2,149	1,955
4.00%, 08/01/2047	13	12
4.00%, 08/01/2047	672	610
4.00%, 08/01/2047	950	865
4.00%, 08/01/2047	5,448	4,944
4.00%, 09/01/2047	1,518	1,376
4.00%, 10/01/2047	882	801
4.00%, 10/01/2047	2,973	2,699
4.00%, 01/01/2048	38	35
4.00%, 01/01/2048	854	775
4.00%, 01/01/2048	3,008	2,728
4.00%, 03/01/2048	114	103
4.00%, 04/01/2048	58	53
4.00%, 04/01/2048	186	169
4.00%, 05/01/2048	211	190
4.00%, 06/01/2048	3,336	3,025
4.00%, 07/01/2048	145	131
4.00%, 07/01/2048	153	139
4.00%, 07/01/2048	423	383
4.00%, 07/01/2048	2,525	2,282
4.00%, 08/01/2048	9	8
4.00%, 08/01/2048	43	39
4.00%, 08/01/2048	154	140
4.00%, 09/01/2048	15	14
4.00%, 09/01/2048	64	58
4.00%, 09/01/2048	98	89
4.00%, 09/01/2048	1,071	969
4.00%, 09/01/2048	9,801	8,954
4.00%, 10/01/2048	448	405
4.00%, 10/01/2048	2,177	1,980
4.00%, 11/01/2048	23	21
4.00%, 11/01/2048	183	166
4.00%, 12/01/2048	61	55
4.00%, 12/01/2048	139	126
4.00%, 12/01/2048	546	494
4.00%, 01/01/2049	2,800	2,564
4.00%, 02/01/2049	2,288	2,090
4.00%, 03/01/2049	314	285
4.00%, 03/01/2049	9,844	8,893
4.00%, 05/01/2049	4,487	4,075
4.00%, 06/01/2049	13,852	12,504
4.00%, 08/01/2049	83	75
4.00%, 09/01/2049	4,022	3,633
4.00%, 10/01/2049	76	68
4.00%, 11/01/2049	323	291
4.00%, 11/01/2049	626	563
4.00%, 12/01/2049	342	309
4.00%, 12/01/2049	508	459
4.00%, 02/01/2050	4,098	3,719
4.00%, 03/01/2050	1,811	1,630
4.00%, 03/01/2050	4,443	4,006
4.00%, 04/01/2050	118	106
4.00%, 04/01/2050	765	690
4.00%, 05/01/2050	605	545
4.00%, 05/01/2050	1,167	1,062
4.00%, 05/01/2050	1,666	1,502
4.00%, 06/01/2050	2,354	2,119
4.00%, 08/01/2050	735	662
4.00%, 08/01/2050	1,404	1,275
4.00%, 08/01/2050	57,337	51,686
4.00%, 11/01/2050	53	48

4.00%, 11/01/2050	170	153
4.00%, 11/01/2050	1,106	1,002
4.00%, 01/01/2051	211	189
4.00%, 01/01/2051	8,569	7,729
4.00%, 03/01/2051	1,102	994
4.00%, 03/01/2051	9,743	8,784
4.00%, 05/01/2051	27,842	25,164
4.00%, 10/01/2051	22,616	20,358
4.00%, 04/01/2052	1,430	1,283
4.00%, 05/01/2052	2,171	1,964
4.00%, 05/01/2052	3,689	3,287
4.00%, 04/01/2053	11,820	10,529
4.00%, 05/01/2053	10,883	9,694
4.00%, 06/01/2053	10,904	9,713
4.50%, 11/01/2035	123	116
4.50%, 11/01/2040	840	794
4.50%, 05/01/2041	1,365	1,288
4.50%, 05/01/2041	2,259	2,130
4.50%, 06/01/2045	143	134
4.50%, 02/01/2046	783	735
4.50%, 03/01/2046	659	619
4.50%, 09/01/2046	1,082	1,016
4.50%, 02/01/2047	3,170	2,995
4.50%, 05/01/2047	1,835	1,733
4.50%, 11/01/2047	1,241	1,165
4.50%, 04/01/2048	655	613
4.50%, 05/01/2048	1,772	1,654
4.50%, 05/01/2048	4,335	4,048
4.50%, 08/01/2048	371	348
4.50%, 08/01/2048	2,931	2,729
4.50%, 09/01/2048	970	905
4.50%, 11/01/2048	512	478
4.50%, 12/01/2048	1,251	1,170
4.50%, 05/01/2049	2,077	1,939
4.50%, 09/01/2049	4,574	4,277
4.50%, 01/01/2050	2,586	2,391
4.50%, 07/01/2052	755	693
4.50%, 10/01/2052	1,000	918
4.50%, 10/01/2052	1,000	918
4.50%, 02/01/2053	4,763	4,376
4.50%, 05/01/2053	684	628
4.50%, 05/01/2053	89,545	82,256
4.50%, 08/01/2053	1,000	919
4.50%, 09/01/2053	1,000	919
5.00%, 11/01/2044	1,325	1,298
5.00%, 12/01/2052	760	718
5.00%, 01/01/2053	987	932
5.00%, 01/01/2053	5,769	5,445
5.00%, 04/01/2053	6,375	6,040
5.50%, 05/01/2034	727	723
5.50%, 12/01/2039	130	129
5.50%, 03/01/2040	799	795
5.50%, 06/01/2041	115	114
5.50%, 02/01/2042	490	487
5.50%, 10/01/2043	238	237
5.50%, 05/01/2044	2,968	2,956
5.50%, 12/01/2052	388	375
5.50%, 12/01/2052	678	656
5.50%, 01/01/2053	180	174
5.50%, 01/01/2053	517	500
5.50%, 01/01/2053	1,479	1,431
5.50%, 01/01/2053	1,922	1,859
5.50%, 02/01/2053	1,146	1,108
5.50%, 02/01/2053	2,423	2,342
5.50%, 02/01/2053	3,295	3,187
5.50%, 02/01/2053	10,775	10,419
5.50%, 03/01/2053	414	401
5.50%, 03/01/2053	1,855	1,794
5.50%, 03/01/2053	2,995	2,895
5.50%, 04/01/2053	1,017	983
5.50%, 05/01/2053	987	955
5.50%, 05/01/2053	1,003	970
5.50%, 05/01/2053	3,826	3,704
5.50%, 05/01/2053	3,979	3,847
5.50%, 05/01/2053	4,813	4,659
5.50%, 05/01/2053	59,778	57,791
5.50%, 06/01/2053	241	233
5.50%, 06/01/2053	3,395	3,286
5.50%, 06/01/2053	65,838	63,650
5.50%, 07/01/2053	1,538	1,487
5.50%, 07/01/2053	4,000	3,868
5.50%, 09/01/2053	462	447
6.00%, 07/01/2041	2,660	2,704
6.00%, 11/01/2052	624	617
6.00%, 12/01/2052	30,773	30,380
6.00%, 01/01/2053	3,853	3,805
6.00%, 04/01/2053	2,143	2,120

6.00%, 05/01/2053		583	577
6.00%, 05/01/2053		1,166	1,154
6.00%, 05/01/2053		3,590	3,551
6.00%, 07/01/2053		5,284	5,226
6.00%, 08/01/2053		10,002	9,874
Fannie Mae REMICS
3.00%, 09/25/2049, Series 2019-52, Class PA		351	296
3.50%, 03/25/2042, Series 2012-20, Class ZT		2,109	1,872
3.50%, 01/25/2047, Series 2018-55, Class PA		2,085	1,996
3.50%, 06/25/2047, Series 2018-38, Class PA		2,753	2,561
3.50%, 02/25/2051, Series 2021-3, Class MI		1,339	242
4.00%, 05/25/2047, Series 2018-86, Class JA		864	822
4.00%, 06/25/2051, Series 2021-31, Class IB		1,355	270
5.93% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 01/25/2050, Series 2019-79, Class FA(2)		1,879	1,813
Flagstar Mortgage Trust 2017-2
4.00%, 10/25/2047, Series 2017-2, Class B1(1)(4)		1,157	1,009
Flagstar Mortgage Trust 2020-1NV
6.00% (1 Month Term SOFR + 0.96%, 6.00% Cap), 03/25/2050, Series 2020-1INV, Class A11(1)(2)		720	665
Flagstar Mortgage Trust 2021-5INV
2.50%, 07/25/2051, Series 2021-5INV, Class A16(1)(4)		3,682	2,700
2.50%, 07/25/2051, Series 2021-5INV, Class A2(1)(4)		5,326	4,019
Fontainebleau Miami Beach Trust 2019-FBLU
3.75%, 12/10/2036, Series 2019-FBLU, Class C(1)		7,500	7,147
Formentera Issuer Plc
5.98% (Sterling Overnight Index Average + 0.80%), 07/28/2047, Series 2022-1, Class A(2)	GBP	21,421	26,031
Freddie Mac Gold Pool
2.50%, 02/01/2032		$3,570	3,226
3.00%, 03/01/2031		232	216
3.00%, 12/01/2032		800	741
3.00%, 06/01/2033		318	292
3.00%, 02/01/2038		1,109	988
3.00%, 04/01/2046		56	48
3.00%, 06/01/2046		2,072	1,756
3.00%, 08/01/2046		2,563	2,170
3.00%, 09/01/2046		7,766	6,573
3.00%, 10/01/2046		2,502	2,117
3.00%, 11/01/2046		2,786	2,350
3.00%, 12/01/2046		1,912	1,620
3.00%, 01/01/2047		3,486	2,947
3.00%, 02/01/2047		3,459	2,924
3.00%, 03/01/2047		2,050	1,732
3.00%, 04/01/2047		1,251	1,056
3.50%, 05/01/2033		162	152
3.50%, 08/01/2033		1,334	1,255
3.50%, 08/01/2033		3,921	3,689
3.50%, 11/01/2033		2,519	2,370
3.50%, 07/01/2043		154	136
3.50%, 10/01/2045		4,657	4,099
3.50%, 06/01/2046		1,808	1,590
3.50%, 08/01/2046		2,815	2,489
3.50%, 08/01/2046		8,440	7,435
3.50%, 11/01/2046		680	597
3.50%, 02/01/2047		339	298
3.50%, 04/01/2047		1,318	1,155
3.50%, 09/01/2047		4,536	3,943
3.50%, 10/01/2047		989	868
3.50%, 11/01/2047		672	589
3.50%, 11/01/2047		1,103	967
3.50%, 12/01/2047		15,139	13,357
3.50%, 01/01/2048		801	702
3.50%, 01/01/2048		10,549	9,361
3.50%, 02/01/2048		710	623
4.00%, 01/01/2045		786	720
4.00%, 12/01/2045		1,599	1,462
4.00%, 03/01/2048		3,712	3,373
4.00%, 07/01/2048		4,000	3,634
4.00%, 11/01/2048		15,774	14,330
4.50%, 05/01/2044		143	135
4.50%, 06/01/2045		354	332
4.50%, 02/01/2046		370	348
4.50%, 05/01/2046		394	370
4.50%, 06/01/2046		392	368
4.50%, 02/01/2047		310	291
4.50%, 12/01/2047		1,028	964
4.50%, 10/01/2048		2,364	2,214
5.00%, 07/01/2048		464	446
5.00%, 08/01/2048		227	218
5.00%, 09/01/2048		148	142
5.00%, 10/01/2048		636	611
5.00%, 11/01/2048		975	937
5.50%, 08/01/2041		2,824	2,813
8.00%, 04/01/2032		97	100
Freddie Mac Multifamily Structured Pass-Through Certificates
0.93%, 01/25/2031, Series KLU1, Class X1(4)		217,106	4,205
1.05%, 04/25/2034, Series K-1512, Class X1(4)		18,837	1,140
3.10%, 10/25/2046, Series Q010, Class APT3(4)		197	186
3.75%, 04/25/2033, Series K155, Class A3		5,505	4,888

6.62%, 12/25/2047, Series Q010, Class APT2(4)	100	100
Freddie Mac Pool
1.50%, 04/01/2036	870	732
1.50%, 04/01/2036	5,371	4,529
1.50%, 05/01/2036	1,175	985
1.50%, 08/01/2050	1,828	1,319
1.50%, 10/01/2050	4,547	3,277
2.00%, 09/01/2035	1,527	1,318
2.00%, 01/01/2036	3,284	2,840
2.00%, 02/01/2036	1,765	1,526
2.00%, 02/01/2036	3,352	2,894
2.00%, 03/01/2036	599	515
2.00%, 05/01/2036	3,650	3,155
2.00%, 06/01/2036	3,801	3,286
2.00%, 07/01/2036	1,625	1,405
2.00%, 04/01/2037	1,200	1,035
2.00%, 09/01/2040	9,267	7,557
2.00%, 10/01/2040	7,301	5,899
2.00%, 05/01/2041	1,623	1,307
2.00%, 02/01/2042	840	671
2.00%, 03/01/2042	3,102	2,473
2.00%, 04/01/2042	882	702
2.00%, 04/01/2042	5,073	4,036
2.00%, 08/01/2050	636	490
2.00%, 11/01/2050	1,158	895
2.00%, 02/01/2051	36,857	28,171
2.00%, 03/01/2051	7,414	5,664
2.00%, 04/01/2051	3,834	2,968
2.00%, 04/01/2051	77,083	58,886
2.00%, 05/01/2051	2,086	1,612
2.00%, 07/01/2051	8,304	6,467
2.00%, 09/01/2051	477	367
2.00%, 09/01/2051	2,429	1,862
2.00%, 10/01/2051	640	488
2.00%, 10/01/2051	7,831	5,978
2.00%, 12/01/2051	380	296
2.00%, 12/01/2051	957	738
2.00%, 12/01/2051	2,025	1,563
2.00%, 12/01/2051	2,548	1,970
2.00%, 12/01/2051	4,705	3,585
2.00%, 01/01/2052	4,452	3,472
2.00%, 01/01/2052	6,071	4,695
2.00%, 01/01/2052	19,338	14,932
2.00%, 02/01/2052	254	196
2.00%, 02/01/2052	833	635
2.00%, 02/01/2052	2,214	1,709
2.50%, 01/01/2035	12,812	11,422
2.50%, 01/01/2036	1,023	907
2.50%, 01/01/2036	1,875	1,662
2.50%, 07/01/2050	838	675
2.50%, 02/01/2051	7,236	5,884
2.50%, 05/01/2051	4,222	3,444
2.50%, 05/01/2051	19,318	15,557
2.50%, 11/01/2051	4,159	3,362
2.50%, 11/01/2051	18,598	14,960
2.50%, 12/01/2051	10,496	8,417
2.50%, 01/01/2052	12,705	10,192
2.50%, 01/01/2052	36,356	28,881
2.50%, 01/01/2052	48,189	38,541
2.50%, 02/01/2052	76,504	60,827
2.50%, 04/01/2052	20,142	16,012
2.50%, 04/01/2052	20,526	16,509
2.50%, 05/01/2052	47,180	37,473
3.00%, 05/01/2031	3,113	2,909
3.00%, 11/01/2034	829	757
3.00%, 09/01/2046	6,641	5,635
3.00%, 05/01/2047	2,705	2,287
3.00%, 09/01/2049	1,178	997
3.00%, 11/01/2049	8,190	6,895
3.00%, 01/01/2050	6,588	5,516
3.00%, 01/01/2050	25,272	21,221
3.00%, 02/01/2050	3,181	2,593
3.00%, 02/01/2050	7,046	5,927
3.00%, 04/01/2050	4,908	4,110
3.00%, 07/01/2050	21,590	18,072
3.00%, 08/01/2050	4,322	3,617
3.00%, 12/01/2050	7,487	6,285
3.00%, 01/01/2052	43	36
3.00%, 02/01/2052	73	60
3.00%, 03/01/2052	908	752
3.00%, 03/01/2052	65,440	54,098
3.00%, 04/01/2052	48	40
3.00%, 04/01/2052	454	376
3.00%, 04/01/2052	851	705
3.00%, 04/01/2052	945	783
3.00%, 04/01/2052	974	805
3.00%, 04/01/2052	29,578	24,487

3.00%, 05/01/2052	33	28
3.00%, 05/01/2052	941	779
3.00%, 05/01/2052	1,411	1,168
3.00%, 05/01/2052	5,189	4,290
3.00%, 06/01/2052	40	33
3.00%, 06/01/2052	287	237
3.00%, 06/01/2052	1,003	830
3.00%, 06/01/2052	1,172	970
3.00%, 06/01/2052	1,438	1,190
3.00%, 06/01/2052	13,070	10,813
3.00%, 06/01/2052	54,568	45,160
3.00%, 07/01/2052	42	35
3.00%, 07/01/2052	969	802
3.00%, 07/01/2052	2,225	1,843
3.00%, 07/01/2052	3,230	2,673
3.00%, 07/01/2052	253,626	209,822
3.00%, 08/01/2052	6,358	5,260
3.50%, 06/01/2033	3,041	2,858
3.50%, 06/01/2042	28	25
3.50%, 06/01/2046	283	248
3.50%, 11/01/2047	12,131	10,664
3.50%, 12/01/2047	144	126
3.50%, 03/01/2048	3,352	2,935
3.50%, 08/01/2049	2,111	1,846
3.50%, 01/01/2050	405	354
3.50%, 11/01/2050	2,002	1,748
3.50%, 02/01/2052	22	19
3.50%, 04/01/2052	5,748	4,947
3.50%, 05/01/2052	187	161
3.50%, 05/01/2052	978	842
3.50%, 05/01/2052	33,562	28,892
3.50%, 06/01/2052	929	799
3.50%, 06/01/2052	985	848
3.50%, 06/01/2052	2,870	2,470
3.50%, 06/01/2052	4,787	4,120
3.50%, 06/01/2052	34,638	29,819
3.50%, 07/01/2052	2,814	2,421
3.50%, 07/01/2052	38,330	33,017
3.50%, 07/01/2052	114,510	98,542
3.50%, 08/01/2052	29,239	25,166
3.50%, 08/01/2052	39,618	34,101
4.00%, 08/01/2038	311	284
4.00%, 11/01/2042	325	294
4.00%, 01/01/2047	861	784
4.00%, 05/01/2047	161	147
4.00%, 04/01/2048	187	170
4.00%, 07/01/2048	9	8
4.00%, 07/01/2048	209	190
4.00%, 07/01/2048	561	509
4.00%, 11/01/2048	278	252
4.00%, 12/01/2048	250	226
4.00%, 07/01/2049	621	563
4.00%, 12/01/2049	1,547	1,396
4.00%, 01/01/2050	1,897	1,708
4.00%, 02/01/2050	1,293	1,171
4.00%, 03/01/2050	60	54
4.00%, 03/01/2050	165	149
4.00%, 03/01/2050	4,613	4,187
4.00%, 05/01/2050	31	28
4.00%, 05/01/2050	65	59
4.00%, 06/01/2050	84	75
4.00%, 06/01/2050	547	491
4.00%, 06/01/2050	785	710
4.00%, 05/01/2051	213	190
4.00%, 09/01/2051	56	50
4.00%, 06/01/2052	4,299	3,896
4.00%, 07/01/2052	8,130	7,244
4.00%, 04/01/2053	10,893	9,702
4.00%, 05/01/2053	10,924	9,730
4.00%, 06/01/2053	10,857	9,670
4.00%, 07/01/2053	10,882	9,692
4.50%, 03/01/2050	1,438	1,345
4.50%, 07/01/2052	712	654
4.50%, 07/01/2052	4,388	4,030
4.50%, 08/01/2052	1,393	1,280
4.50%, 08/01/2052	23,696	21,768
4.50%, 10/01/2052	1,000	918
4.50%, 11/01/2052	2,083	1,914
4.50%, 06/01/2053	1,000	918
4.50%, 08/01/2053	1,000	918
4.50%, 09/01/2053	1,000	918
5.00%, 12/01/2041	550	533
5.00%, 03/01/2042	150	150
5.00%, 10/01/2052	53,148	50,180
5.00%, 11/01/2052	1,642	1,551
5.00%, 12/01/2052	1,802	1,702
5.00%, 12/01/2052	2,061	1,947

5.00%, 12/01/2052	3,420	3,230
5.00%, 01/01/2053	2,121	2,003
5.00%, 02/01/2053	688	649
5.50%, 08/01/2026(8)	0	0
5.50%, 09/01/2052	584	564
5.50%, 01/01/2053	495	479
5.50%, 01/01/2053	503	487
5.50%, 01/01/2053	2,292	2,216
5.50%, 01/01/2053	18,108	17,516
5.50%, 02/01/2053	634	613
5.50%, 02/01/2053	1,344	1,299
5.50%, 03/01/2053	43	42
5.50%, 03/01/2053	4,388	4,246
5.50%, 03/01/2053	5,296	5,120
5.50%, 04/01/2053	15,322	14,812
5.50%, 05/01/2053	996	963
5.50%, 05/01/2053	4,154	4,019
5.50%, 05/01/2053	4,713	4,562
5.50%, 06/01/2053	181,511	175,478
5.50%, 07/01/2053	1,000	967
5.50%, 08/01/2053	713	690
6.00%, 11/01/2052	584	577
6.00%, 01/01/2053	2,830	2,794
6.00%, 01/01/2053	9,868	9,753
6.00%, 02/01/2053	1,515	1,496
6.00%, 03/01/2053	971	959
6.00%, 04/01/2053	1,830	1,808
6.00%, 05/01/2053	1,439	1,423
6.00%, 05/01/2053	3,926	3,878
6.00%, 06/01/2053	3,304	3,268
Freddie Mac REMICS
3.00%, 01/15/2049, Series 4896, Class DA	616	529
3.00%, 04/15/2049, Series 4879, Class BC	2,075	1,778
3.00%, 11/25/2051, Series 5161, Class LI	2,529	341
3.00%, 02/25/2052, Series 5196, Class DI	1,281	199
3.50%, 03/25/2051, Series 5081, Class AI	750	133
4.00%, 12/25/2050, Series 5052, Class KI	528	106
Freddie Mac STACR REMIC Trust 2021-DNA3
7.41% (30-day Average SOFR + 2.10%), 10/25/2033, Series 2021-DNA3, Class M2(1)(2)	7,025	7,037
Freddie Mac STACR REMIC Trust 2021-DNA5
6.96% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2(1)(2)	2,492	2,489
Freddie Mac STACR REMIC Trust 2021-DNA6
6.81% (30-day Average SOFR + 1.50%), 10/25/2041, Series 2021-DNA6, Class M2(1)(2)	18,350	18,086
Freddie Mac STACR REMIC Trust 2021-HQA3
6.16% (30-day Average SOFR + 0.85%), 09/25/2041, Series 2021-HQA3, Class M1(1)(2)	6,855	6,703
Freddie Mac STACR REMIC Trust 2022-DNA7
10.31% (30-day Average SOFR + 5.00%), 03/25/2052, Series 2022-DNA7, Class M1B(1)(2)	9,000	9,775
Freddie Mac STACR Trust 2018-DNA2
6.38% (30-day Average SOFR + 1.06%), 12/25/2030, Series 2018-DNA2, Class M2AS(1)(2)	2,627	2,621
Freddie Mac Strips
3.00%, 09/15/2044, Series 337, Class 300	35,648	31,071
3.00%, 10/15/2052, Series 389, Class C45	10,597	1,761
Freddie Mac Structured Agency Credit Risk Debt Notes
7.41% (30-day Average SOFR + 2.10%), 04/25/2043, Series 2023-DNA2, Class M1A(1)(2)	3,805	3,841
Freddie Mac Whole Loan Securities Trust
3.64%, 12/25/2046, Series 2017-SC01, Class M1(1)(4)	816	782
FREMF 2019-K736 Mortgage Trust
3.89%, 07/25/2026, Series 2019-K736, Class B(1)(4)	5,440	5,092
FREMF 2019-K94 Mortgage Trust
4.10%, 07/25/2052, Series 2019-K94, Class B(1)(4)	2,800	2,505
FREMF 2019-K98 Mortgage Trust
3.86%, 10/25/2052, Series 2019-K98, Class B(1)(4)	2,895	2,552
FS Rialto 2022-FL7 Issuer LLC
8.23% (1 Month Term SOFR + 2.90%, 2.90% Floor), 10/19/2039, Series 2022-FL7, Class A(1)(2)	1,583	1,584
Galton Funding Mortgage Trust 2018-2
4.00%, 10/25/2058, Series 2018-2, Class A22(1)(4)	314	284
Galton Funding Mortgage Trust 2019-1
4.00%, 02/25/2059, Series 2019-1, Class A22(1)(4)	324	296
Galton Funding Mortgage Trust 2019-H1
2.96%, 10/25/2059, Series 2019-H1, Class A3(1)(4)	1,460	1,425
GCAT 2019-RPL1 Trust
2.65%, 10/25/2068, Series 2019-RPL1, Class A1(1)(4)	1,635	1,522
GCAT 2022-NQM4 Trust
5.27%, 08/25/2067, Series 2022-NQM4, Class A1(1)(3)	2,005	1,955
GCT Commercial Mortgage Trust 2021-GCT
7.15% (1 Month Term SOFR + 1.81%, 1.70% Floor), 02/15/2038, Series 2021-GCT, Class C(1)(2)	3,000	1,260
Ginnie Mae
2.00%, 10/01/2053(14)	48,308	38,184
2.50%, 10/01/2053(14)	138,062	112,827
3.00%, 07/20/2049, Series 2019-90, Class HE	160	137
3.00%, 09/20/2049, Series 2019-119, Class JE	1,259	1,077
3.00%, 10/01/2053(14)	8,536	7,234
3.50%, 08/20/2048, Series 2018-115, Class DE	2,269	2,042
3.50%, 09/20/2048, Series 2018-124, Class NW	1,698	1,539
3.50%, 12/20/2048, Series 2019-44, Class CA	3	3
3.50%, 10/01/2053(14)	248	217
4.00%, 10/01/2053(14)	17,147	15,448

4.00%, 11/01/2053(14)	5,400	4,868
4.50%, 10/01/2053(14)	67,287	62,159
5.00%, 10/01/2053(14)	42,922	40,672
5.50%, 10/01/2053(14)	84,351	81,852
6.00%, 11/01/2052(14)	6,439	6,376
6.00%, 10/01/2053(14)	3,644	3,611
6.50%, 10/01/2053(14)	1,847	1,857
6.50%, 12/01/2053(14)	3,598	3,616
Ginnie Mae I Pool
4.50%, 05/15/2041	237	222
5.00%, 09/15/2041	101	98
5.00%, 07/15/2044	69	67
7.50%, 08/15/2033	66	68
Ginnie Mae II Pool
2.00%, 08/20/2050	13,302	10,577
2.00%, 11/20/2050	1,781	1,416
2.00%, 01/20/2051	21,410	16,974
2.00%, 02/20/2051	1,589	1,259
2.50%, 04/20/2051	3,187	2,609
2.50%, 10/20/2051	51,565	42,172
2.50%, 12/20/2051	15,203	12,434
3.00%, 02/20/2043	1,108	945
3.00%, 06/20/2045	11,967	10,313
3.00%, 10/20/2045	2,374	2,046
3.00%, 05/20/2046	3,754	3,235
3.00%, 07/20/2046	4,594	3,967
3.00%, 10/20/2046	717	617
3.00%, 12/20/2046	1,762	1,518
3.00%, 03/20/2047	471	406
3.00%, 09/20/2047	4,687	4,025
3.00%, 11/20/2047	1,637	1,406
3.00%, 01/20/2048	2,066	1,776
3.00%, 10/20/2049	4,385	3,638
3.00%, 03/20/2050	2,184	1,824
3.00%, 04/20/2050	115	96
3.00%, 04/20/2051	10,970	9,336
3.00%, 07/20/2051	21,413	18,162
3.50%, 06/20/2043	750	671
3.50%, 07/20/2043	757	678
3.50%, 01/20/2045	969	863
3.50%, 12/20/2045	875	776
3.50%, 01/20/2046	604	539
3.50%, 03/20/2046	6,578	5,853
3.50%, 04/20/2046	2,188	1,947
3.50%, 05/20/2046	1,005	896
3.50%, 06/20/2046	1,416	1,263
3.50%, 12/20/2046	1,503	1,336
3.50%, 01/20/2047	1,822	1,621
3.50%, 04/20/2047	2,422	2,151
3.50%, 05/20/2047	107	95
3.50%, 06/20/2047	6,367	5,652
3.50%, 07/20/2047	1,842	1,636
3.50%, 08/20/2047	1,641	1,457
3.50%, 09/20/2047	4,157	3,689
3.50%, 10/20/2047	330	293
3.50%, 11/20/2047	5,703	5,057
3.50%, 12/20/2047	3,769	3,350
3.50%, 01/20/2048	2,597	2,309
3.50%, 02/20/2048	1,288	1,145
3.50%, 02/20/2048	3,779	3,358
3.50%, 02/20/2048	5,977	5,292
3.50%, 04/20/2048	10,627	9,431
3.50%, 05/20/2048	2,949	2,609
3.50%, 06/20/2049	199	173
3.50%, 07/20/2049	1,211	1,050
3.50%, 03/20/2050	434	383
3.50%, 02/20/2051	9,129	8,087
3.50%, 08/20/2051	8,918	7,855
4.00%, 09/20/2045	650	597
4.00%, 03/20/2047	473	434
4.00%, 04/20/2047	984	902
4.00%, 05/20/2047	778	714
4.00%, 06/20/2047	877	804
4.00%, 09/20/2047	1,226	1,127
4.00%, 11/20/2047	875	801
4.00%, 12/20/2047	840	769
4.00%, 01/20/2048	1,135	1,040
4.00%, 06/20/2048	4,422	4,023
4.00%, 08/20/2048	1,636	1,493
4.00%, 09/20/2048	946	863
4.00%, 10/20/2048	368	336
4.00%, 10/20/2050	7,924	7,220
4.50%, 07/20/2045	1,406	1,336
4.50%, 09/20/2046	1,738	1,618
4.50%, 01/20/2047	1,119	1,062
4.50%, 05/20/2047	1,882	1,773
4.50%, 06/20/2047	2,585	2,435

4.50%, 08/20/2047		753	708
4.50%, 09/20/2047		734	691
4.50%, 08/20/2048		3,069	2,873
4.50%, 09/20/2048		335	314
5.00%, 12/20/2044		132	129
5.00%, 06/20/2047		1,325	1,277
5.00%, 09/20/2047		766	738
5.00%, 12/20/2047		532	513
5.00%, 01/20/2048		649	625
5.00%, 02/20/2048		515	500
5.00%, 08/20/2048		1,094	1,051
5.00%, 10/20/2048		984	947
5.50%, 05/20/2048		915	907
5.50%, 11/20/2048		560	554
5.50%, 03/20/2049		722	713
Government National Mortgage Association
1.05%, 01/16/2061, Series 2021-17, Class IO		12,750	915
1.25%, 01/16/2061, Series 2021-31, Class B		9,694	6,748
1.25%, 09/16/2062, Series 2020-193, Class AC		4,640	3,240
1.26%, 03/16/2063, Series 2021-36, Class IO		63,778	5,136
1.34%, 06/16/2063, Series 2021-14, Class AB		5,559	4,060
1.40%, 06/16/2063, Series 2021-21, Class AH		8,924	6,549
1.50%, 06/16/2063, Series 2021-2, Class AH		13,060	9,311
3.00%, 08/20/2050, Series 2021-97, Class LI		4,357	667
3.00%, 02/20/2051, Series 2021-58, Class IY		3,594	550
3.00%, 05/20/2051, Series 2021-83, Class PI		5,277	779
3.00%, 08/20/2051, Series 2022-78, Class IO		2,821	427
3.75%, 05/16/2065, Series 2023-118, Class BA		452	390
Great Wolf Trust 2019-WOLF
6.48% (1 Month Term SOFR + 1.15%, 1.03% Floor), 12/15/2036, Series 2019-WOLF, Class A(1)(2)		13,655	13,586
6.78% (1 Month Term SOFR + 1.45%, 1.33% Floor), 12/15/2036, Series 2019-WOLF, Class B(1)(2)		11,000	10,889
Grifonas Finance No 1 Plc
4.21% (6 Month EURIBOR + 0.28%), 08/28/2039, Series 1, Class A(2)	EUR	2,581	2,599
GS Mortgage Securities Corp. II
7.68%, 09/10/2038, Series 2023-SHIP, Class E(1)		$5,428	5,236
GS Mortgage Securities Corp. Trust 2012-BWTR
2.95%, 11/05/2034, Series 2012-BWTR, Class A(1)		4,135	3,028
GS Mortgage Securities Corp. Trust 2012-TMSQ
3.84%, 04/10/2031, Series 2013-G1, Class B(1)(4)		1,939	1,708
GS Mortgage Securities Corp. Trust 2013-PEMB
3.67%, 03/05/2033, Series 2013-PEMB, Class D(1)(4)		5,150	2,987
3.67%, 03/05/2033, Series 2013-PEMB, Class A(1)(4)		4,610	4,015
GS Mortgage Securities Corp. Trust 2017-SLP
3.92%, 10/10/2032, Series 2017-SLP, Class C(1)		8,029	7,825
GS Mortgage Securities Corp. Trust 2021-DM
6.33% (1 Month Term SOFR + 1.00%, 0.89% Floor), 11/15/2036, Series 2021-DM, Class A(1)(2)		11,038	10,829
GS Mortgage Securities Corp. Trust 2021-STAR
6.40% (1 Month Term SOFR + 1.06%, 0.95% Floor), 12/15/2036, Series 2021-STAR, Class A(1)(2)		5,100	4,998
GS Mortgage Securities Corp. Trust 2022-AGSS
7.53% (1 Month Term SOFR + 2.19%, 2.20% Floor), 08/15/2039, Series 2022-ECI, Class A(1)(2)		1,740	1,742
8.02% (1 Month Term SOFR + 2.69%, 2.79% Floor), 11/15/2027, Series 2022-AGSS, Class A(1)(2)		2,930	2,920
GS Mortgage Securities Trust 2011-GC5
5.30%, 08/10/2044, Series 2011-GC5, Class D(1)(4)		266	79
GS Mortgage Securities Trust 2013-GC16
5.16%, 11/10/2046, Series 2013-GC16, Class B(4)		5,368	5,319
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047, Series 2014-GC18, Class A3		1,192	1,186
4.38%, 01/10/2047, Series 2014-GC18, Class AS		2,355	2,226
4.89%, 01/10/2047, Series 2014-GC18, Class B(4)		9,523	7,921
GS Mortgage-Backed Securities Corp. Trust 2021-NQM1
1.02%, 07/25/2061, Series 2021-NQM1, Class A1(1)(4)		14,406	12,084
GS Mortgage-Backed Securities Trust 2020-INV1
2.92%, 10/25/2050, Series 2020-INV1, Class A14(1)(4)		3,616	2,862
GS Mortgage-Backed Securities Trust 2021-GR1
2.50%, 11/25/2051, Series 2021-GR1, Class A4(1)(4)		5,532	4,057
GS Mortgage-Backed Securities Trust 2021-GR2
2.50%, 02/25/2052, Series 2021-GR2, Class A4(1)(4)		3,441	2,524
2.50%, 02/25/2052, Series 2021-GR2, Class A6(1)(4)		10,036	8,437
GS Mortgage-Backed Securities Trust 2021-PJ6
2.50%, 11/25/2051, Series 2021-PJ6, Class A2(1)(4)		10,304	7,775
HarborView Mortgage Loan Trust 2005-9
6.34% (1 Month Term SOFR + 1.01%, 0.90% Floor, 11.00% Cap), 06/20/2035, Series 2005-9, Class 2A1C(2)		4,509	4,032
HarborView Mortgage Loan Trust 2006-10
5.64% (1 Month Term SOFR + 0.31%, 0.20% Floor), 11/19/2036, Series 2006-10, Class 1A1A(2)		7,015	5,455
HarborView Mortgage Loan Trust 2006-12
5.85% (1 Month Term SOFR + 0.52%, 0.41% Floor), 12/19/2036, Series 2006-12, Class 1A1A(2)		24,294	18,934
HarborView Mortgage Loan Trust 2006-7
5.84% (1 Month Term SOFR + 0.51%, 0.40% Floor), 09/19/2046, Series 2006-7, Class 2A1A(2)		2,129	1,876
HarborView Mortgage Loan Trust 2007-6
5.64% (1 Month Term SOFR + 0.31%, 10.50% Cap), 08/19/2037, Series 2007-6, Class 1A1A(2)		5,605	4,763
Harbour
5.98% (Sterling Overnight Index Average + 0.80%), 01/28/2054, Series 1, Class A1(2)	GBP	657	796
Harvest Commercial Capital Loan Trust 2019-1
3.29%, 09/25/2046, Series 2019-1, Class A(1)(4)		$1,544	1,505
Hawaii Hotel Trust 2019-MAUI
6.83% (1 Month Term SOFR + 1.50%, 1.45% Floor), 05/15/2038, Series 2019-MAUI, Class B(1)(2)		1,155	1,142

Hilton Orlando Trust 2018-ORL
6.93% (1 Month Term SOFR + 1.60%, 1.30% Floor), 12/15/2034, Series 2018-ORL, Class C(1)(2)	14,000	13,752
HIT Trust 2022-HI32
7.72% (1 Month Term SOFR + 2.39%, 2.39% Floor), 07/15/2024, Series 2022-HI32, Class A(1)(2)	378	378
Homeward Opportunities Fund Trust 2022-1
5.08%, 07/25/2067, Series 2022-1, Class A1(1)(3)	1,991	1,926
HPLY Trust 2019-HIT
7.04% (1 Month Term SOFR + 1.71%, 1.60% Floor), 11/15/2036, Series 2019-HIT, Class C(1)(2)	7,603	7,469
HSI Asset Securitization Corp. Trust 2005-NC1
6.39% (1 Month Term SOFR + 1.07%, 0.96% Floor), 07/25/2035, Series 2005-NC1, Class M3(2)	6,114	5,786
Hudsons Bay Simon JV Trust 2015-HBS
3.91%, 08/05/2034, Series 2015-HB7, Class A7(1)	1,140	969
4.15%, 08/05/2034, Series 2015-HB10, Class A10(1)	3,540	3,021
ILPT Commercial Mortgage Trust 2022-LPF2
7.58% (1 Month Term SOFR + 2.25%, 2.25% Floor), 10/15/2039, Series 2022-LPF2, Class A(1)(2)	3,330	3,322
ILPT Trust 2019-SURF
4.15%, 02/11/2041, Series 2019-SURF, Class A(1)	7,575	6,727
Impac CMB Trust Series 2004-7
6.07% (1 Month Term SOFR + 0.75%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 2A(2)	1,624	1,559
Imperial Fund Mortgage Trust 2021-NQM2
1.07%, 09/25/2056, Series 2021-NQM2, Class A1(1)(4)	2,715	2,070
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(1)	3,265	3,065
IndyMac INDX Mortgage Loan Trust 2006-AR19
3.92%, 08/25/2036, Series 2006-AR19, Class 5A2(4)	13,600	10,377
IndyMac INDX Mortgage Loan Trust 2007-AR15
3.88%, 08/25/2037, Series 2007-AR15, Class 1A1(4)	3,109	2,270
INTOWN 2022-STAY Mortgage Trust
7.82% (1 Month Term SOFR + 2.49%, 2.49% Floor), 08/15/2039, Series 2022-STAY, Class A(1)(2)	1,920	1,922
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
3.91%, 12/15/2047, Series 2012-LC9, Class D(1)(4)	215	183
3.91%, 12/15/2047, Series 2012-LC9, Class C(1)(4)	5,911	5,320
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049, Series 2016-JP2, Class AS	1,993	1,751
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.95%, 09/06/2038, Series 2016-NINE, Class B(1)(4)	1,193	1,003
JP Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8
6.50% (1 Month Term SOFR + 1.16%, 0.84% Floor), 02/15/2035, Series 2018-ASH8, Class A(1)(2)	6,551	6,472
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033, Series 2018-WPT, Class AFX(1)	965	864
5.35%, 07/05/2033, Series 2018-WPT, Class DFX(1)	10,060	7,646
JP Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039, Series 2019-OSB, Class A(1)	8,013	6,795
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440
6.75% (1 Month Term SOFR + 1.41%, 1.30% Floor), 03/15/2036, Series 2021-1440, Class A(1)(2)	5,000	4,548
JP Morgan Chase Commercial Mortgage Securities Trust 2021-HTL5
7.41% (1 Month Term SOFR + 2.08%, 1.97% Floor), 11/15/2038, Series 2021-HTL5, Class C(1)(2)	8,700	8,460
JP Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
6.25% (1 Month Term SOFR + 0.91%, 0.80% Floor), 04/15/2038, Series 2021-MHC, Class A(1)(2)	142	140
6.75% (1 Month Term SOFR + 1.41%, 1.30% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(2)	1,000	983
7.15% (1 Month Term SOFR + 1.81%, 1.70% Floor), 04/15/2038, Series 2021-MHC, Class D(1)(2)	4,263	4,190
JP Morgan Chase Commercial Mortgage Securities Trust 2022-CGSS
7.80% (1 Month Term SOFR + 2.47%, 2.97% Floor), 12/15/2036, Series 2022-CGSS, Class A(1)(2)	1,922	1,924
JP Morgan Chase Commercial Mortgage Securities Trust 2022-NXSS
7.51% (1 Month Term SOFR + 2.18%, 2.18% Floor), 09/15/2039, Series 2022-NXSS, Class A(1)(2)	2,895	2,900
JP Morgan Chase Commercial Mortgage Securities Trust 2023-CCDC
7.24%, 10/05/2040, Series 2023-CCDC, Class A(1)	5,800	5,675
JP Morgan Mortgage Trust 2019-7
2.97%, 02/25/2050, Series 2019-7, Class B2A(1)(4)	4,979	3,909
JP Morgan Mortgage Trust 2019-INV1
4.93%, 10/25/2049, Series 2019-INV1, Class B3(1)(4)	1,465	1,276
JP Morgan Mortgage Trust 2019-INV3
3.50%, 05/25/2050, Series 2019-INV3, Class A15(1)(4)	785	667
3.50%, 05/25/2050, Series 2019-INV3, Class A3(1)(4)	919	786
JP Morgan Mortgage Trust 2020-7
3.00%, 01/25/2051, Series 2020-7, Class A15(1)(4)	2,911	2,321
JP Morgan Mortgage Trust 2020-INV1
3.50%, 08/25/2050, Series 2020-INV1, Class A3(1)(4)	804	672
JP Morgan Mortgage Trust 2020-INV2
3.00%, 10/25/2050, Series 2020-INV2, Class A15(1)(4)	1,181	971
JP Morgan Mortgage Trust 2020-LTV1
3.27%, 06/25/2050, Series 2020-LTV1, Class B1A(1)(4)	4,621	3,719
JP Morgan Mortgage Trust 2021-13
2.50%, 04/25/2052, Series 2021-13, Class A3(1)(4)	36,498	27,541
JP Morgan Mortgage Trust 2021-14
2.50%, 05/25/2052, Series 2021-14, Class A3(1)(4)	17,110	12,911
JP Morgan Mortgage Trust 2022-1
3.00%, 07/25/2052, Series 2022-1, Class A2(1)(4)	7,150	5,642
JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050, Series 2010-1, Class B(1)(4)	4,744	3,795
JP Morgan Trust 2015-1
6.56%, 12/25/2044, Series 2015-1, Class B4(1)(4)	756	725
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048, Series 2015-C30, Class A5	1,841	1,733
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/15/2050, Series 2017-JP5, Class AS(4)	4,990	4,558
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049, Series 2016-C4, Class AS	4,040	3,527

JPMDB Commercial Mortgage Securities Trust 2018-C8
4.42%, 06/15/2051, Series 2018-C8, Class AS		64	56
Kinbane 2022-RPL 1 DAC
4.72% (1 Month EURIBOR + 0.85%), 09/25/2062, Series 2022-RPL1A, Class A(1)(2)	EUR	14,829	15,443
Legacy Mortgage Asset Trust 2019-GS7
6.25%, 11/25/2059, Series 2019-GS7, Class A1(1)(3)		$3,834	3,798
Legacy Mortgage Asset Trust 2020-GS1
5.88%, 10/25/2059, Series 2020-GS1, Class A1(1)(3)		2,693	2,677
Legacy Mortgage Asset Trust 2020-GS5
6.25%, 06/25/2060, Series 2020-GS5, Class A1(1)(3)		725	717
Legacy Mortgage Asset Trust 2020-SL1
5.73%, 01/25/2060, Series 2020-SL1, Class A(1)(3)		701	700
Legacy Mortgage Asset Trust 2021-GS2
1.75%, 04/25/2061, Series 2021-GS2, Class A1(1)(3)		4,128	3,813
Legacy Mortgage Asset Trust 2021-GS3
1.75%, 07/25/2061, Series 2021-GS3, Class A1(1)(3)		8,514	7,929
Legacy Mortgage Asset Trust 2021-GS4
1.65%, 11/25/2060, Series 2021-GS4, Class A1(1)(3)		9,837	8,905
Legacy Mortgage Asset Trust 2021-GS5
2.25%, 07/25/2067, Series 2021-GS5, Class A1(1)(3)		6,820	6,293
Lehman XS Trust Series 2005-5N
5.79% (1 Month Term SOFR + 0.47%, 0.36% Floor), 11/25/2035, Series 2005-5N, Class 3A2(2)		9,084	7,916
Life 2021-BMR Mortgage Trust
7.80% (1 Month Term SOFR + 2.46%, 2.35% Floor), 03/15/2038, Series 2021-BMR, Class F(1)(2)		9,830	9,394
8.40% (1 Month Term SOFR + 3.06%, 2.95% Floor), 03/15/2038, Series 2021-BMR, Class G(1)(2)		9,214	8,783
Ludgate Funding Plc
6.03% (3 Month LIBOR GBP + 0.60%), 01/01/2061, Series 2008-W1X, Class A1(2)	GBP	416	482
LUX 2023-LION
8.02% (1 Month Term SOFR + 2.69%, 2.69% Floor), 08/15/2028, Series 2023-LION, Class A(1)(2)		$741	743
Mansard Mortgages 2007-1 Plc
5.45% (Sterling Overnight Index Average + 0.30%), 04/15/2047, Series 2007-1X, Class A2(2)	GBP	3,988	4,730
5.57% (Sterling Overnight Index Average + 0.42%), 04/15/2049, Series 2007-1X, Class M1(2)		3,857	4,464
Med Trust 2021-MDLN
6.90% (1 Month Term SOFR + 1.56%, 1.45% Floor), 11/15/2038, Series 2021-MDLN, Class B(1)(2)		$6,384	6,224
7.25% (1 Month Term SOFR + 1.91%, 1.80% Floor), 11/15/2038, Series 2021-MDLN, Class C(1)(2)		6,195	6,015
7.45% (1 Month Term SOFR + 2.11%, 2.00% Floor), 11/15/2038, Series 2021-MDLN, Class D(1)(2)		2,831	2,714
8.60% (1 Month Term SOFR + 3.26%, 3.15% Floor), 11/15/2038, Series 2021-MDLN, Class E(1)(2)		100	95
Mello Mortgage Capital Acceptance 2021-INV4
2.50%, 12/25/2051, Series 2021-INV4, Class A3(1)(4)		9,169	6,919
Merrill Lynch Alternative Note Asset Trust Series 2007-A3
5.85% (1 Month Term SOFR + 0.53%, 0.42% Floor), 04/25/2037, Series 2007-A3, Class A1(2)		27,590	5,069
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
5.09%, 04/25/2029, Series 2004-HB1, Class A3(4)		244	216
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057, Series 2018-1A, Class A(1)(4)		6,511	5,981
MF1 2021-W10X
6.40% (1 Month Term SOFR + 1.07%, 1.07% Floor), 12/15/2034, Series 2021-W10, Class A(1)(2)		5,140	5,023
MF1 Multifamily Housing Mortgage Loan Trust
6.65% (1 Month Term SOFR + 1.31%, 1.31% Floor), 07/15/2036, Series 2021-FL5, Class AS(1)(2)		15,000	14,638
MFA 2021-NQM2 Trust
1.03%, 11/25/2064, Series 2021-NQM2, Class A1(1)(4)		2,456	1,997
MFA 2022-NQM3 Trust
5.57%, 09/25/2067, Series 2022-NQM3, Class A1(1)(3)		17,690	17,277
MFA 2022-RPL1 Trust
3.30%, 08/25/2061, Series 2022-RPL1, Class A1(1)(4)		28,190	25,223
MHC Commercial Mortgage Trust 2021-MHC
6.25% (1 Month Term SOFR + 0.92%, 0.80% Floor), 04/15/2038, Series 2021-MHC, Class A(1)(2)		172	169
6.80% (1 Month Term SOFR + 1.47%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(2)		3,229	3,170
MHC Trust 2021-MHC2
7.40% (1 Month Term SOFR + 2.06%, 1.95% Floor), 05/15/2038, Series 2021-MHC2, Class E(1)(2)		1,640	1,591
7.85% (1 Month Term SOFR + 2.51%, 2.40% Floor), 05/15/2038, Series 2021-MHC2, Class F(1)(2)		2,400	2,273
Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059, Series 2017-2, Class A1(1)(4)		13	13
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062, Series 2018-1, Class A1(1)(4)		1,048	1,010
Mill City Mortgage Loan Trust 2018-2
3.75%, 05/25/2058, Series 2018-2, Class M1(1)(4)		494	461
Mill City Mortgage Loan Trust 2018-3
3.50%, 08/25/2058, Series 2018-3, Class A1(1)(4)		831	796
Mill City Mortgage Loan Trust 2019-1
3.50%, 10/25/2069, Series 2019-1, Class M1(1)(4)		1,188	1,038
Mill City Mortgage Loan Trust 2019-GS1
2.75%, 07/25/2059, Series 2019-GS1, Class A1(1)(4)		2,165	2,027
3.25%, 07/25/2059, Series 2019-GS1, Class M2(1)(4)		1,115	881
Mill City Mortgage Loan Trust 2019-GS2
2.75%, 08/25/2059, Series 2019-GS2, Class A1(1)(4)		5,806	5,385
Mill City Mortgage Loan Trust 2021-NMR1
2.50%, 11/25/2060, Series 2021-NMR1, Class M2(1)(4)		1,000	779
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
4.22%, 08/15/2046, Series 2013-C11, Class B(4)		1,563	656
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
5.07%, 10/15/2046, Series 2013-C12, Class C(4)		900	855
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
4.26%, 04/15/2047, Series 2014-C15, Class AS		1,940	1,905
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/15/2047, Series 2014-C17, Class A5		974	953
4.46%, 08/15/2047, Series 2014-C17, Class B(4)		122	117

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 05/15/2048, Series 2015-C24, Class A4		6,000	5,724
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5		3,220	2,919
Morgan Stanley Capital I Trust 2011-C2
5.39%, 06/15/2044, Series 2011-C2, Class E(1)(4)		1,415	989
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4		1,361	1,251
Morgan Stanley Capital I Trust 2018-SUN
7.09% (1 Month Term SOFR + 1.76%, 1.65% Floor), 07/15/2035, Series 2018-SUN, Class C(1)(2)		16,000	15,637
Morgan Stanley Capital I Trust 2021-230P
7.25% (1 Month Term SOFR + 1.91%, 1.80% Floor), 12/15/2038, Series 2021-230P, Class C(1)(2)		9,974	9,337
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(1)		3,000	1,801
MSBAM Commercial Mortgage Securities Trust 2012-CKSV
3.28%, 10/15/2030, Series 2012-CKSV, Class A2(1)		716	590
MSCG Trust 2018-SELF
6.28% (1 Month Term SOFR + 0.95%, 0.90% Floor), 10/15/2037, Series 2018-SELF, Class A(1)(2)		3,756	3,739
MTN Commercial Mortgage Trust 2022-LPFL
6.74% (1 Month Term SOFR + 1.40%, 1.40% Floor), 03/15/2039, Series 2022-LPFL, Class A(1)(2)		14,320	14,136
New Orleans Hotel Trust 2019-HNLA
6.37% (1 Month Term SOFR + 1.04%, 0.99% Floor), 04/15/2032, Series 2019-HNLA, Class A(1)(2)		5,000	4,799
6.67% (1 Month Term SOFR + 1.34%, 1.29% Floor), 04/15/2032, Series 2019-HNLA, Class B(1)(2)		6,425	6,088
New Residential Mortgage Loan Trust 2019-NQM5
2.71%, 11/25/2059, Series 2019-NQM5, Class A1(1)(4)		897	798
New Residential Mortgage Loan Trust 2019-RPL3
2.75%, 07/25/2059, Series 2019-RPL3, Class A1(1)(4)		16,924	15,625
New Residential Mortgage Loan Trust 2020-NQM
3.89%, 05/24/2060, Series 2020-NQM2, Class M1(1)(4)		8,812	6,960
New Residential Mortgage Loan Trust 2020-NQM1
2.46%, 01/26/2060, Series 2020-NQM1, Class A1(1)(4)		985	882
New Residential Mortgage Loan Trust 2021-INV1
2.50%, 06/25/2051, Series 2021-INV1, Class A6(1)(4)		5,686	4,815
New Residential Mortgage Loan Trust 2021-NQM1R
1.10%, 07/25/2055, Series 2021-NQ1R, Class A2(1)(4)		974	818
1.20%, 07/25/2055, Series 2021-NQ1R, Class A3(1)(4)		1,197	1,002
New Residential Mortgage Loan Trust 2023-NQM1
6.86%, 10/25/2063, Series NQM1, Class A1A(1)		42,200	42,199
Newgate Funding Plc
5.60% (3 Month LIBOR GBP + 0.17%), 12/01/2050, Series 2006-2, Class A3A(2)	GBP	6,224	7,256
NLT 2021-INV3 Trust
0.00%, 11/25/2056, Series 2021-INV3, Class PT(1)(4)		$19,308	17,010
NYO Commercial Mortgage Trust 2021-1290
6.54% (1 Month Term SOFR + 1.21%, 1.10% Floor), 11/15/2038, Series 2021-1290, Class A(1)(2)		10,900	9,701
OBX 2018-EXP1 Trust
4.00%, 04/25/2048, Series 2018-EXP1, Class 1A3(1)(4)		233	208
6.28% (1 Month Term SOFR + 0.96%, 0.85% Floor), 04/25/2048, Series 2018-EXP1, Class 2A1(1)(2)		94	93
OBX 2019-EXP2 Trust
4.00%, 06/25/2059, Series 2019-EXP2, Class 1A3(1)(4)		732	642
OBX 2019-EXP3 Trust
3.50%, 10/25/2059, Series 2019-EXP3, Class 1A8(1)(4)		467	407
OBX 2020-EXP1 Trust
3.50%, 02/25/2060, Series 2020-EXP1, Class 1A8(1)(4)		1,025	880
6.18% (1 Month Term SOFR + 0.86%), 02/25/2060, Series 2020-EXP1, Class 2A1(1)(2)		212	190
OBX 2020-EXP2 Trust
3.00%, 05/25/2060, Series 2020-EXP2, Class A8(1)(4)		2,491	2,035
OBX 2020-EXP3 Trust
3.00%, 01/25/2060, Series 2020-EXP3, Class 1A9(1)(4)		1,900	1,580
OBX 2020-INV1 Trust
3.50%, 12/25/2049, Series 2020-INV1, Class A5(1)(4)		1,122	960
OBX 2021-NQM3 Trust
1.05%, 07/25/2061, Series 2021-NQM3, Class A1(1)(4)		8,049	5,994
1.26%, 07/25/2061, Series 2021-NQM3, Class A2(1)(4)		2,279	1,685
OBX 2023-NQM3 Trust
5.95%, 02/25/2063, Series 2023-NQM3, Class A1(1)(3)		25,287	25,004
OBX 2023-NQM4 Trust
6.11%, 03/25/2063, Series 2023-NQM4, Class A1(1)(3)		13,494	13,406
OBX 2023-NQM5 Trust
6.57%, 06/25/2063, Series 2023-NQM5, Class A1A(1)(3)		11,281	11,285
ONE 2021-PARK Mortgage Trust
6.55% (1 Month Term SOFR + 1.21%, 1.10% Floor), 03/15/2036, Series 2021-PARK, Class C(1)(2)		2,175	2,000
One Bryant Park Trust 2019-OBP
2.52%, 09/15/2054, Series 2019-OBP, Class A(1)		7,724	6,135
One Market Plaza Trust 2017-1MKT
3.61%, 02/10/2032, Series 2017-1MKT, Class A(1)		9,606	8,867
PFP 2022-9 Ltd.
7.61% (1 Month Term SOFR + 2.27%, 2.27% Floor), 08/19/2035, Series 2022-9, Class A(1)(2)		1,770	1,770
PRKCM 2021-AFC2 Trust
2.07%, 11/25/2056, Series 2021-AFC2, Class A1(1)(4)		502	408
PRKCM 2022-AFC1 Trust
4.10%, 04/25/2057, Series 2022-AFC1, Class A1A(1)(4)		275	253
PRKCM 2022-AFC2 Trust
5.34%, 08/25/2057, Series 2022-AFC2, Class A1(1)(4)		2,045	1,988
PRPM 2020-4 LLC
2.95%, 10/25/2025, Series 2020-4, Class A1(1)(3)		2,106	2,060
PRPM 2021-1 LLC
2.12%, 01/25/2026, Series 2021-1, Class A1(1)(4)		4,683	4,410

PRPM 2021-10 LLC
2.49%, 10/25/2026, Series 2021-10, Class A1(1)(3)		5,355	4,967
PRPM 2021-2 LLC
2.12%, 03/25/2026, Series 2021-2, Class A1(1)(4)		1,953	1,873
PRPM 2023-RCF1 LLC
4.00%, 06/25/2053, Series 2023-RCF1, Class A1(1)(3)		7,299	6,873
PRPM LLC
5.50%, 08/25/2067, Series 2022-NQM1, Class A1(1)(3)		17,943	17,537
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036, Series 2006-QS9, Class 1A3		2,372	1,754
RALI Series 2007-QH8 Trust
5.29%, 10/25/2037, Series 2007-QH8, Class A(4)		745	639
RALI Series 2007-QS2 Trust
6.25%, 01/25/2037, Series 2007-QS2, Class A4		12,981	10,180
RATE Mortgage Trust 2021-HB1
2.50%, 12/25/2051, Series 2021-HB1, Class A1(1)(4)		15,475	11,667
RBS Commercial Funding, Inc. 2013-GSP Trust
3.96%, 01/15/2032, Series 2013-GSP, Class A(1)(4)		6,870	6,757
RCKT Mortgage Trust 2021-6
2.50%, 12/25/2051, Series 2021-6, Class A1(1)(4)		14,973	11,298
RCKT Mortgage Trust 2022-1
2.50%, 01/25/2052, Series 2022-1, Class A1(1)(4)		9,178	6,914
Ready Capital Mortgage Financing 2022-FL10 LLC
7.87% (1 Month Term SOFR + 2.55%, 2.55% Floor), 10/25/2039, Series 2022-FL10, Class A(1)(2)		3,190	3,193
Ready Capital Mortgage Financing 2022-FL9 LLC
7.79% (1 Month Term SOFR + 2.47%, 2.47% Floor), 06/25/2037, Series 2022-FL9, Class A(1)(2)		616	616
Ready Capital Mortgage Financing 2023-FL11 LLC
7.69% (1 Month Term SOFR + 2.37%, 2.37% Floor), 10/25/2039, Series 2023-FL11, Class A(1)(2)		1,712	1,709
Real Estate Asset Liquidity Trust
2.42%, 06/12/2054, Series 2019-1A, Class A1(1)(4)	CAD	3,699	2,696
Residential Mortgage Securities 32 Plc
6.47% (Sterling Overnight Index Average + 1.25%), 06/20/2070, Series 32A, Class A(1)(2)	GBP	1,070	1,308
7.12% (Sterling Overnight Index Average + 1.90%), 06/20/2070, Series 32X, Class B(2)		5,000	6,103
RIAL 2022-FL8 Issuer Ltd.
7.58% (1 Month Term SOFR + 2.25%, 2.25% Floor), 01/19/2037, Series 2022-FL8, Class A(1)(2)		$3,298	3,243
Ripon Mortgages Plc
5.92% (Sterling Overnight Index Average + 0.70%), 08/28/2056, Series 1RA, Class A(1)(2)	GBP	36,224	44,009
SCOTT Trust 2023-SFS
5.91%, 03/15/2040, Series 2023-SFS, Class A(1)		$5,330	5,166
Seasoned Loans Structured Transaction Trust Series 2020-3
4.75%, 04/26/2060, Series 2020-3, Class M1(1)(4)		289	277
Sequoia Mortgage Trust 2003-2
6.10% (1 Month Term SOFR + 0.77%, 0.66% Floor, 11.50% Cap), 06/20/2033, Series 2003-2, Class A1(2)		169	162
Sequoia Mortgage Trust 2004-9
6.61% (6 Month Term SOFR + 1.15%, 0.72% Floor, 11.50% Cap), 10/20/2034, Series 2004-9, Class A2(2)		696	612
Sequoia Mortgage Trust 2013-4
3.44%, 04/25/2043, Series 2013-4, Class B1(4)		407	373
Sequoia Mortgage Trust 2017-CH1
4.00%, 08/25/2047, Series 2017-CH1, Class A1(1)(4)		385	354
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047, Series 2017-CH2, Class A1(1)(4)		186	167
4.00%, 12/25/2047, Series 2017-CH2, Class A19(1)(4)		193	171
Sequoia Mortgage Trust 2018-CH1
3.50%, 03/25/2048, Series 2018-CH1, Class A2(1)(4)		43	38
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048, Series 2018-CH2, Class A21(1)(4)		145	130
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048, Series 2018-CH3, Class A2(1)(4)		122	118
4.50%, 08/25/2048, Series 2018-CH3, Class A19(1)(4)		51	50
4.50%, 08/25/2048, Series 2018-CH3, Class A13(1)(4)		303	294
SFO Commercial Mortgage Trust 2021-555
6.60% (1 Month Term SOFR + 1.26%, 1.15% Floor), 05/15/2038, Series 2021-555, Class A(1)(2)		4,900	4,446
7.25% (1 Month Term SOFR + 1.91%, 1.80% Floor), 05/15/2038, Series 2021-555, Class C(1)(2)		6,550	5,289
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062, Series 2022-2, Class A1(1)(3)		415	401
SMRT 2022-MINI
6.33% (1 Month Term SOFR + 1.00%, 1.00% Floor), 01/15/2039, Series 2022-MINI, Class A(1)(2)		5,351	5,210
7.28% (1 Month Term SOFR + 1.95%, 1.95% Floor), 01/15/2039, Series 2022-MINI, Class D(1)(2)		1,120	1,073
SREIT Trust 2021-MFP2
6.27% (1 Month Term SOFR + 0.94%, 0.82% Floor), 11/15/2036, Series 2021-MFP2, Class A(1)(2)		5,370	5,277
STACR Trust 2018-DNA3
6.33% (30-day Average SOFR + 1.01%), 09/25/2048, Series 2018-DNA3, Class M2AS(1)(2)		1,442	1,438
Starwood Mortgage Residential Trust 2020-INV
2.50%, 11/25/2055, Series 2020-INV1, Class M1(1)		1,545	1,234
Stratton Mortgage Funding
6.06% (Sterling Overnight Index Average + 0.90%), 07/20/2060, Series 2021-2A, Class A(1)(2)	GBP	12,154	14,835
STWD 2019-FL1 Ltd.
6.53% (1 Month Term SOFR + 1.19%, 1.19% Floor), 07/15/2038, Series 2019-FL1, Class A(1)(2)		$8,576	8,404
STWD 2021-LIH Mortgage Trust
7.40% (1 Month Term SOFR + 2.07%, 1.96% Floor), 11/15/2036, Series 2021-LIH, Class C(1)(2)		16,200	15,560
8.35% (1 Month Term SOFR + 3.02%, 2.90% Floor), 11/15/2036, Series 2021-LIH, Class E(1)(2)		6,877	6,536
STWD Trust 2021-FLWR
7.37% (1 Month Term SOFR + 2.04%, 1.92% Floor), 07/15/2036, Series 2021-FLWR, Class E(1)(2)		9,325	8,833
Taubman Centers Commercial Mortgage Trust 2022-DPM
7.52% (1 Month Term SOFR + 2.19%, 2.19% Floor), 05/15/2037, Series 2022-DPM, Class A(1)(2)		2,380	2,334
Toorak Mortgage Corp. 2021-1 Ltd.
2.24%, 06/25/2024, Series 2021-1, Class A1(1)(3)		5,463	5,312

Towd Point Mortgage Funding
6.51% (Sterling Overnight Index Average + 1.35%), 07/20/2045, Series 2019-A13A, Class A1(1)(2)	GBP	55,116	67,183
Towd Point Mortgage Funding 2018—Auburn 12 Plc
6.69% (Sterling Overnight Index Average + 1.47%, 1.35% Floor), 02/20/2045, Series 2018-A12X, Class A(2)		1,160	1,417
Towd Point Mortgage Funding 2019—Granite4 Plc
6.30% (Sterling Overnight Index Average + 1.14%), 10/20/2051, Series 2019-GR4A, Class A1(1)(2)		11,350	13,860
Towd Point Mortgage Trust 2015-4
3.75%, 04/25/2055, Series 2015-4, Class M2(1)(4)		$68	66
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056, Series 2017-1, Class A1(1)(4)		20	19
3.75%, 10/25/2056, Series 2017-1, Class M1(1)(4)		6,315	5,872
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057, Series 2017-2, Class A1(1)(4)		6	6
Towd Point Mortgage Trust 2017-3
3.00%, 07/25/2057, Series 2017-3, Class A2(1)(4)		320	299
Towd Point Mortgage Trust 2017-4
3.25%, 06/25/2057, Series 2017-4, Class M2(1)(4)		3,873	3,061
Towd Point Mortgage Trust 2017-5
5.28% (1 Month Term SOFR + 0.71%), 02/25/2057, Series 2017-5, Class A1(1)(2)		88	89
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058, Series 2018-3, Class A1(1)(4)		2,669	2,526
Towd Point Mortgage Trust 2018-4
3.00%, 06/25/2058, Series 2018-4, Class A2(1)(4)		1,015	777
Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058, Series 2018-5, Class M1(1)(4)		2,250	1,686
3.25%, 07/25/2058, Series 2018-5, Class A1(1)(4)		8,479	7,779
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1(1)(4)		4,971	4,625
Towd Point Mortgage Trust 2019-2
3.75%, 12/25/2058, Series 2019-2, Class M1(1)(4)		9,810	7,853
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059, Series 2019-4, Class A1(1)(4)		50,580	46,345
3.50%, 10/25/2059, Series 2019-4, Class M1(1)(4)		1,155	922
Towd Point Mortgage Trust 2020-1
3.25%, 01/25/2060, Series 2020-1, Class A2B(1)(4)		575	457
Towd Point Mortgage Trust 2020-2
3.00%, 04/25/2060, Series 2020-2, Class A2B(1)(4)		310	233
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A(1)(4)		28,798	26,594
TPGI Trust 2021-DGWD
6.15% (1 Month Term SOFR + 0.81%, 0.70% Floor), 06/15/2026, Series 2021-DGWD, Class A(1)(2)		177	174
Trinity Square 2021-1 Plc
6.62% (Sterling Overnight Index Average + 1.40%), 07/15/2059, Series 2021-1A, Class B(1)(2)	GBP	11,459	13,910
6.92% (Sterling Overnight Index Average + 1.70%), 07/15/2059, Series 2021-1A, Class C(1)(2)		3,286	3,971
7.22% (Sterling Overnight Index Average + 2.00%), 07/15/2059, Series 2021-1A, Class D(1)(2)		2,364	2,842
7.97% (Sterling Overnight Index Average + 2.75%), 07/15/2059, Series 2021-1A, Class E(1)(2)		1,143	1,374
TRK 2021-INV1 Trust
1.15%, 07/25/2056, Series 2021-INV1, Class A1(1)(4)		$3,420	2,860
TRK 2022-INV1 Trust
2.58%, 02/25/2057, Series 2022-INV1, Class A1(1)(4)		9,942	8,608
Uropa Securities Plc
3.81% (3 Month EURIBOR + 0.20%), 10/10/2040, Series 2007-1, Class A3B(2)	EUR	1,488	1,519
UWM Mortgage Trust 2021-INV2
2.50%, 09/25/2051, Series 2021-INV2, Class A15(1)(4)		$5,835	4,279
VASA Trust 2021-VASA
6.70% (1 Month Term SOFR + 1.36%, 1.25% Floor), 07/15/2039, Series 2021-VASA, Class B(1)(2)		14,000	9,951
7.20% (1 Month Term SOFR + 1.86%, 1.75% Floor), 07/15/2039, Series 2021-VASA, Class C(1)(2)		12,000	8,050
Verus Securitization Trust 2019-4
2.64%, 11/25/2059, Series 2019-4, Class A1(1)(3)		598	569
2.85%, 11/25/2059, Series 2019-4, Class A2(1)(3)		701	669
3.00%, 11/25/2059, Series 2019-4, Class A3(1)(3)		1,219	1,161
Verus Securitization Trust 2019-INV2
4.12%, 07/25/2059, Series 2019-INV2, Class A2(1)(4)		1,205	1,162
Verus Securitization Trust 2019-INV3
2.69%, 11/25/2059, Series 2019-INV3, Class A1(1)(4)		1,341	1,283
Verus Securitization Trust 2020-1
2.72%, 01/25/2060, Series 2020-1, Class A3(1)(3)		2,306	2,148
Verus Securitization Trust 2021-1
1.16%, 01/25/2066, Series 2021-1, Class A3(1)(4)		2,195	1,816
Verus Securitization Trust 2021-5
1.01%, 09/25/2066, Series 2021-5, Class A1(1)(4)		19,535	15,317
Verus Securitization Trust 2021-7
1.83%, 10/25/2066, Series 2021-7, Class A1(1)(4)		9,703	8,083
Verus Securitization Trust 2021-8
1.82%, 11/25/2066, Series 2021-8, Class A1(1)(4)		12,916	10,631
Verus Securitization Trust 2021-R1
1.26%, 10/25/2063, Series 2021-R1, Class A3(1)(4)		1,252	1,117
Verus Securitization Trust 2021-R2
1.23%, 02/25/2064, Series 2021-R2, Class A3(1)(4)		2,119	1,803
Verus Securitization Trust 2022-3
4.13%, 02/25/2067, Series 2022-3, Class A1(1)(3)		21,114	19,000
Verus Securitization Trust 2022-4
4.47%, 04/25/2067, Series 2022-4, Class A1(1)(3)		12,100	11,317
Verus Securitization Trust 2022-7
5.15%, 07/25/2067, Series 2022-7, Class A1(1)(3)		14,823	14,424
Verus Securitization Trust 2023-4
5.81%, 05/25/2068, Series 2023-4, Class A1(1)(3)		7,960	7,792

Verus Securitization Trust 2023-5
6.48%, 06/25/2068, Series 2023-5, Class A1(1)(3)	6,101	6,064
Vista Point Securitization Trust 2020-1
3.20%, 03/25/2065, Series 2020-1, Class A3(1)(4)	3,765	3,530
Vista Point Securitization Trust 2020-2
1.48%, 04/25/2065, Series 2020-2, Class A1(1)(4)	901	803
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
6.07% (1 Month Term SOFR + 0.75%, 0.64% Floor, 10.50% Cap), 08/25/2045, Series 2005-AR11, Class A1A(2)	1,251	1,157
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
6.01% (1 Month Term SOFR + 0.69%, 0.58% Floor, 10.50% Cap), 10/25/2045, Series 2005-AR13, Class A1A1(2)	1,759	1,630
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
5.95% (1 Month Term SOFR + 0.63%, 0.52% Floor, 10.50% Cap), 11/25/2045, Series 2005-AR15, Class A1A1(2)	3,068	2,762
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
6.09% (1 Month Term SOFR + 0.77%, 0.66% Floor, 10.50% Cap), 01/25/2045, Series 2005-AR2, Class 1A1A(2)	3,065	2,785
WaMu Mortgage Pass-Through Certificates Series 2006-AR1 Trust
5.70% (12 Month U.S. Treasury Average + 1.07%, 1.07% Floor), 01/25/2046, Series 2006-AR1, Class 2A1A(2)	6,009	5,421
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
5.38% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047, Series 2007-OA5, Class 1A(2)	8,213	6,502
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037, Series 2007-2, Class 2A1	4,476	4,060
Wells Fargo Commercial Mortgage Trust 2013-LC12
4.09%, 07/15/2046, Series 2013-LC12, Class B(4)	1,443	1,172
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.02%, 08/15/2050, Series 2014-LC16, Class AS	3,015	2,913
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059, Series 2016-C33, Class A3	840	784
4.51%, 03/15/2059, Series 2016-C33, Class B(4)	4,317	3,873
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048, Series 2016-C35, Class AS	3,155	2,829
Wells Fargo Commercial Mortgage Trust 2016-C36
3.42%, 11/15/2059, Series 2016-C36, Class AS	4,341	3,874
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049, Series 2016-LC24, Class AS	6,000	5,139
Wells Fargo Commercial Mortgage Trust 2019-JWDR
2.58%, 09/15/2031, Series 2019-JWDR, Class A(1)(4)	6,560	5,875
3.14%, 09/15/2031, Series 2019-JWDR, Class C(1)(4)	290	258
3.44%, 09/15/2031, Series 2019-JWDR, Class D(1)(4)	10,000	8,908
3.99%, 09/15/2031, Series 2019-JWDR, Class E(1)(4)	6,766	6,041
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73%, 02/15/2053, Series 2020-C55, Class A5	5,200	4,273
Wells Fargo Commercial Mortgage Trust 2020-SDAL
7.54% (1 Month Term SOFR + 2.20%, 2.09% Floor), 02/15/2037, Series 2020-SDAL, Class D(1)(2)	336	327
Wells Fargo Mortgage Backed Securities 2021-RR1 Trust
2.50%, 12/25/2050, Series 2021-RR1, Class A1(1)(4)	5,208	3,904
WFRBS Commercial Mortgage Trust 2013-C15
4.35%, 08/15/2046, Series 2013-C15, Class B(4)	1,525	1,266
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047, Series 2014-C20, Class B	2,365	1,822
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057, Series 2014-C22, Class AS(4)	4,250	3,900
WFRBS Commercial Mortgage Trust 2014-C24
4.20%, 11/15/2047, Series 2014-C24, Class B(4)	825	707
WMRK Commercial Mortgage Trust 2022-WMRK
8.12% (1 Month Term SOFR + 2.79%, 2.79% Floor), 11/15/2027, Series 2022-WMRK, Class A(1)(2)	2,158	2,158
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036, Series 2017-WWP, Class A(1)	1,740	1,325
3.72%, 11/10/2036, Series 2017-WWP, Class C(1)(4)	320	112

Total Mortgage-Backed Obligations (Cost: $11,018,651)		10,045,173

Total Bonds & Notes (Cost: $31,169,557)		28,196,660

BANK LOANS – 1.05%
1011778 BC ULC
7.57% (CME Term SOFR + 2.25%), 09/23/2030(2)	1,224	1,219
8th Avenue Food & Provisions, Inc.
9.18% (CME Term SOFR + 3.75%), 10/01/2025(2)	198	190
AAdvantage Loyality IP Ltd.
10.34% (CME Term SOFR + 4.75%), 04/20/2028(2)	2,706	2,784
Acrisure LLC
8.93% (LIBOR + 3.50%), 02/15/2027(2)	2,947	2,901
AI Mansart
5.67%, 09/01/2028(2)(17)	215	209
Amentum Government Services Holdings LLC
9.43% (CME Term SOFR + 4.00%), 01/29/2027(2)	672	665
AmSurg LLC
0.00%, 04/29/2027	7,463	8,806
16.39%, (CME Term SOFR + 11.65%), 04/28/2028(2)(10)	3,284	2,135
AmWINS Group, Inc.
7.68% (CME Term SOFR + 2.25%), 02/19/2028(2)	5,054	5,019
AppLovin Corp.
8.42% (CME Term SOFR + 3.00%), 08/19/2030(2)	748	746
Arches Buyer, Inc.
8.67% (CME Term SOFR + 3.25%), 12/06/2027(2)	726	710
ASP Blade Holdings, Inc.
9.65% (CME Term SOFR + 4.00%), 10/13/2028(2)	250	220
Asurion LLC
8.68% (CME Term SOFR + 3.25%), 12/23/2026(2)	610	596

Athena Health Group, Inc.
8.57% (CME Term SOFR + 3.25%), 02/15/2029(2)		2,686	2,632
Avantor Funding, Inc.
7.67% (CME Term SOFR + 2.25%), 11/08/2027(2)		1,016	1,014
Avolon TLB Borrower 1 (US) LLC
7.82% (CME Term SOFR + 2.50%), 06/22/2028(2)		281	280
Bakelite U.S. Holdco, Inc.
9.54% (CME Term SOFR + 4.00%), 05/29/2029(2)		1,315	1,298
Bausch + Lomb Corp.
0.00%, 09/14/2028		725	715
8.76% (CME Term SOFR + 3.25%), 05/10/2027(2)		1,277	1,239
Berry Global, Inc.
7.29% (CME Term SOFR + 1.75%), 07/01/2026(2)		1,232	1,231
Carnival Corp.
7.61% (EURIBOR + 3.75%), 06/30/2025(2)	EUR	4,838	5,120
Central Parent, Inc.
9.64% (CME Term SOFR + 4.25%), 07/06/2029(2)		$2,134	2,133
Charter Communications Operating LLC
7.12% (CME Term SOFR + 1.75%), 02/01/2027(2)		481	480
Chemours Co.
8.82% (CME Term SOFR + 3.50%), 08/18/2028(2)		2,893	2,857
City Brewing Co., LLC
9.07% (CME Term SOFR + 3.50%), 04/05/2028(2)		998	652
Coherent Corp.
8.18% (CME Term SOFR + 2.75%), 07/02/2029(2)		1,230	1,225
Commscope, Inc.
8.68% (CME Term SOFR + 3.25%), 04/06/2026(2)		3,366	3,065
ConnectWise LLC
8.93% (CME Term SOFR + 3.50%), 09/29/2028(2)		415	407
Corporation Service Co.
8.67% (CME Term SOFR + 3.25%), 11/02/2029(2)		429	428
CSC Holdings LLC
7.95% (LIBOR + 2.50%), 04/15/2027(2)		1,303	1,177
Deerfield Dakota Holding LLC
9.14% (CME Term SOFR + 3.75%), 04/09/2027(2)		1,749	1,703
DIRECTV Financing LLC
10.43% (CME Term SOFR + 5.00%), 08/02/2027(2)		8,418	8,217
DTI Holdco, Inc.
10.12% (CME Term SOFR + 4.75%), 04/26/2029(2)		286	277
EagleView Technology Corp.
0.00%, 08/14/2025		148	139
Elanco Animal Health, Inc.
7.18% (CME Term SOFR + 1.75%), 08/01/2027(2)		5,890	5,771
Element Materials Technology Group U.S. Holdings Inc.
9.74% (CME Term SOFR + 4.25%), 06/22/2029(2)		282	278
9.74% (CME Term SOFR + 4.25%), 06/22/2029(2)		610	602
Entegris, Inc.
7.87% (CME Term SOFR + 2.50%), 07/06/2029(2)		226	226
Envalior Finance GmbH
9.21% (EURIBOR + 5.50%), 03/29/2030(2)	EUR	4,100	4,057
10.87% (CME Term SOFR + 5.50%), 03/29/2030(2)		$8,159	7,547
Envision Healthcare Corp.
13.25% (PRIME + 3.75%), 07/10/2026(2)		2,346	2,205
Fanatics Commerce Intermediate Holdco LLC
8.83% (CME Term SOFR + 3.25%), 11/24/2028(2)		1	1
Fertitta Entertainment LLC
9.32% (CME Term SOFR + 4.00%), 01/27/2029(2)		3,732	3,690
Filtration Group Corp.
9.68% (CME Term SOFR + 4.25%), 10/21/2028(2)		417	417
Finastra USA, Inc.
0.00%, 09/13/2029		263	258
0.00%, 09/13/2029		2,537	2,507
Formula One Management Ltd.
8.32% (CME Term SOFR + 3.00%), 01/15/2030(2)		168	168
Frontier Communications Holdings LLC
9.18% (CME Term SOFR + 3.75%), 10/08/2027(2)		1,640	1,590
Gainwell Acquisition Corp.
9.49% (CME Term SOFR + 4.00%), 10/01/2027(2)		2,456	2,392
Gen Digital, Inc.
6.92% (CME Term SOFR + 1.50%), 09/10/2027(2)		2,843	2,817
Genesee & Wyoming, Inc.
7.49% (CME Term SOFR + 2.00%), 12/30/2026(2)		1,211	1,209
Gray Television, Inc.
8.44% (CME Term SOFR + 3.00%), 12/01/2028(2)		1,080	1,052
Grifols Worldwide Operations Ltd.
7.42% (CME Term SOFR + 2.00%), 11/15/2027(2)		4,514	4,434
GTCR W Merger Sub LLC
0.00%, 09/20/2030		9,735	9,728
H-Food Holdings LLC
9.27% (LIBOR + 3.69%), 05/23/2025(2)		349	304
Hilton Worldwide Finance LLC
7.17% (CME Term SOFR + 1.75%), 06/22/2026(2)		361	361
Horizon Therapeutics USA, Inc.
0.00%, 05/22/2026		985	984
7.18% (CME Term SOFR + 1.75%), 03/15/2028(2)		2,989	2,985
Hostess Brands LLC
7.89% (CME Term SOFR + 2.50%), 06/30/2030(2)		2,177	2,179

ICON Plc
7.90% (CME Term SOFR + 2.25%), 07/03/2028(2)		501	501
7.90% (CME Term SOFR + 2.25%), 07/03/2028(2)		2,013	2,011
Intelsat Jackson Holdings SA
9.77% (CME Term SOFR + 4.25%), 02/01/2029(2)		2,786	2,778
IQVIA, Inc.
7.40% (LIBOR + 1.75%), 06/11/2025(2)		1,402	1,405
Jazz Pharmaceuticals Plc
8.93% (CME Term SOFR + 3.50%), 05/05/2028(2)		4,609	4,605
KFC Holding Co.
7.20% (CME Term SOFR + 1.75%), 03/15/2028(2)		1,140	1,138
Lealand Finance Co. BV
6.43% (CME Term SOFR + 1.00%), 06/30/2025(2)		647	346
8.43% (CME Term SOFR + 3.00%), 06/28/2024(2)		149	104
Light and Wonder International, Inc.
8.43% (CME Term SOFR + 3.00%), 04/14/2029(2)		893	892
Market Bidco Ltd.
8.53% (EURIBOR + 4.75%), 11/04/2027(2)	EUR	21,570	21,342
Mativ Holdings, Inc.
0.00%, 05/06/2027		$1,138	1,104
Medline Borrower LP
8.68% (CME Term SOFR + 3.25%), 10/23/2028(2)		2,709	2,700
MH Sub I LLC
9.57% (CME Term SOFR + 4.25%), 05/03/2028(2)		881	851
Naked Juice LLC
8.74% (CME Term SOFR + 3.25%), 01/24/2029(2)		2,788	2,642
11.49% (CME Term SOFR + 6.00%), 01/24/2030(2)		778	628
Open Text Corp.
7.17% (CME Term SOFR + 1.75%), 05/30/2025(2)		721	721
8.17% (CME Term SOFR + 2.75%), 01/31/2030(2)		1,499	1,498
Oracle Corp.
7.02% (CME Term SOFR + 1.60%), 08/16/2027(2)		5,417	5,383
Organon & Co.
8.44% (CME Term SOFR + 3.00%), 06/02/2028(2)		4,459	4,446
Osmosis Buyer Ltd.
9.08% (CME Term SOFR + 3.75%), 07/31/2028(2)		1,220	1,206
Patriot Container Corp.
9.17% (CME Term SOFR + 3.75%), 03/20/2025(2)		383	363
Penn Entertainment, Inc.
8.17% (CME Term SOFR + 2.75%), 05/03/2029(2)		667	666
Peraton Corp.
9.17% (CME Term SOFR + 3.75%), 02/01/2028(2)		1,288	1,284
Poseidon Bidco SAS.
9.22% (EURIBOR + 5.25%), 09/30/2028(2)	EUR	36,800	38,776
Pre-Paid Legal Services, Inc.
8.93% (CME Term SOFR + 3.50%), 12/15/2028(2)		$807	798
Prime Security Services Borrower LLC
8.19% (CME Term SOFR + 2.75%), 09/23/2026(2)		959	957
Proofpoint, Inc.
8.68% (CME Term SOFR + 3.25%), 08/31/2028(2)		188	186
RealPage, Inc.
8.43% (CME Term SOFR + 3.00%), 04/24/2028(2)		444	439
Renaissance Holding Corp.
0.00%, 04/05/2030		871	863
SBA Senior Finance II LLC
7.17% (CME Term SOFR + 1.75%), 04/11/2025(2)		2,606	2,603
Setanta Aircraft Leasing DAC
7.65% (CME Term SOFR + 2.00%), 11/05/2028(2)		1,500	1,498
Sigma Holdco BV
7.41% (EURIBOR + 3.50%), 07/02/2025(2)	EUR	5,791	6,098
Sophia LP
8.92% (CME Term SOFR + 3.50%), 10/07/2027(2)		$406	405
Sotera Health Holdings LLC
8.18% (CME Term SOFR + 2.75%), 12/11/2026(2)		12,000	11,877
Spin Holdco, Inc.
9.66% (CME Term SOFR + 4.00%), 03/04/2028(2)		3,008	2,593
SS&C Technologies Holdings, Inc.
7.18% (CME Term SOFR + 1.75%), 04/16/2025(2)		220	219
7.18% (CME Term SOFR + 1.75%), 04/16/2025(2)		228	228
Star Parent, Inc.
0.00%, 09/19/2030		1,288	1,258
Sunshine Luxembourg VII Sarl
9.24% (CME Term SOFR + 3.75%), 10/01/2026(2)		1,428	1,425
SVF II Finco LP
5.00% (FIXED + 5.00%), 12/23/2025(18)		7,114	7,114
Syniverse Holdings LLC
12.39% (CME Term SOFR + 7.00%), 05/13/2027(2)		287	251
Trans Union LLC
7.68% (CME Term SOFR + 2.25%), 12/01/2028(2)		2,546	2,543
TransDigm, Inc.
8.64% (CME Term SOFR + 3.25%), 02/22/2027(2)		2,717	2,719
8.64% (CME Term SOFR + 3.25%), 08/24/2028(2)		39,885	39,877
TruGreen LP
9.42% (CME Term SOFR + 4.00%), 11/02/2027(2)		440	418
U.S. Renal Care, Inc.
10.61% (CME Term SOFR + 5.00%), 06/20/2028(2)		955	631
United AirLines, Inc.
9.18% (CME Term SOFR + 3.75%), 04/21/2028(2)		524	524

William Morris Endeavor Entertainment LLC
8.18% (CME Term SOFR + 2.75%), 05/18/2025(2)	827	825
Windstream Services LLC
9.42% (CME Term SOFR + 4.00%), 02/23/2027(2)	4,210	4,126
11.67% (CME Term SOFR + 6.25%), 09/21/2027(2)	72	69
Zayo Group Holdings, Inc.
8.43% (CME Term SOFR + 3.00%), 03/09/2027(2)	5,111	4,162
9.64% (CME Term SOFR + 4.33%), 03/09/2027(2)	1,097	889

Total Bank Loans (Cost: $308,494)		313,236

	Shares (000s)	Value (000s)
COMMON STOCKS – 0.08%
Communications – 0.05%
Clear Channel Outdoor Holdings, Inc. - Class A(7)	2,065	3,263
iHeartMedia, Inc. - Class A(7)	499	1,577
iHeartMedia, Inc. - Class B(7)(18)	365	1,039
Intelsat SA(7)(17)	447	9,542
Windstream Holdings II LLC(7)(18)	9	81

Total Communications		15,502

Consumer Discretionary – 0.03%
Neiman Marcus Group, Inc.(7)(17)(18)	62	8,475

Total Consumer Discretionary		8,475

Financials – 0.00%(10)
CBL & Associates Properties Inc	2	36
Voyager Aviation Holdings LLC(1)(7)(8)(18)	0	—

Total Financials		36

Total Common Stocks (Cost: $53,298)		24,013

CONVERTIBLE PREFERRED STOCKS – 0.13%
Financials – 0.13%
Bank of America Corp., 7.25%	18	20,324
Wells Fargo & Co., 7.50%	18	19,524

Total Financials		39,848

Total Convertible Preferred Stocks (Cost: $50,823)		39,848

PREFERRED STOCKS – 0.00%(10)
Financials – 0.00%(10)
Cayenne Aviation Holdings LLC(1)(7)(8)(18)	0	—

Total Financials		—

Total Preferred Stocks (Cost: $61)		—

RIGHTS – 0.00%(10)
Communications – 0.00%(10)
Intelsat Jackson Holdings SA, expires 12/31/2049(7)(8)(18)		47	—
Intelsat Jackson Holdings SA, expires 12/31/2049(7)(8)(18)		49	—

Total Communications			—

Total Rights (Cost: $0)			—

WARRANTS – 0.00%(10)
Communications – 0.00%(10)
Intelsat SA, expires 02/17/2027(7)(8)(18)		1	—
Intelsat SA, expires 02/17/2027(7)(8)(18)		4	—

Total Communications			—

Total Warrants (Cost: $8,349)			—

SHORT-TERM INVESTMENTS – 13.30%
Money Market Funds – 4.50%
Fidelity Institutional Money Market Government Fund—Class I, 5.27%(15)		1,338,504	1,338,504

Total Money Market Funds (Cost: $1,338,504)			1,338,504

	Principal Amount (000s)		Value (000s)
Government Related – 1.54%
Federal Home Loan Bank Discount Notes, 5.45%, 03/04/2024		50,000	48,911
Federal Home Loan Bank Discount Notes, 5.48%, 04/22/2024		50,000	48,600
Japan Treasury Discount Bill, -0.19%, 12/04/2023	JPY	4,190,000	28,047
Japan Treasury Discount Bill, -0.17%, 11/20/2023		10,740,000	71,888
Japan Treasury Discount Bill, -0.17%, 11/13/2023		7,560,000	50,601
Japan Treasury Discount Bill, -0.17%, 12/25/2023		5,722,000	38,306
Japan Treasury Discount Bill, -0.17%, 12/11/2023		15,274,000	102,244
Japan Treasury Discount Bill, -0.16%, 12/18/2023		6,180,000	41,371
Japan Treasury Discount Bill, -0.15%, 10/16/2023		2,326,000	15,566
Republic of Argentina, -32.42%, 10/18/2023	ARS	322,552	1,244
Republic of Argentina, -12.08%, 11/23/2023		2,553,390	9,743

Total Government Related (Cost: $464,225)			456,521

Repurchase Agreements – 1.90%
BNP Paribas SA, 5.32% dated 09/29/2023, due 10/02/2023, repurchase price $238,335 (collateralized by U.S. Treasury Notes, value $244,013, 1.38-2.88%, 05/15/2028-12/31/2028)		$238,300	238,300
BNP Paribas SA, 5.36% dated 09/29/2023, due 10/02/2023, repurchase price $169,325 (collateralized by U.S. Treasury Note, value $172,779, 0.38%, 04/30/2025)		169,300	169,300
Bank of America Securities, Inc., 5.33% dated 09/29/2023, due 10/02/2023, repurchase price $157,723 (collateralized by U.S. Treasury Bond, value $160,270, 3.25%, 05/15/2042)		157,700	157,700

Total Repurchase Agreements (Cost: $565,300)			565,300

U.S. Treasury Bills – 5.26%
U.S. Treasury Bill, 0.00%, 10/12/2023		210,710	210,401
U.S. Treasury Bill, 0.00%, 10/19/2023		630,272	628,697
U.S. Treasury Bill, 0.00%, 11/07/2023		263,590	262,199
U.S. Treasury Bill, 0.00%, 11/14/2023		89,846	89,279
U.S. Treasury Bill, 0.00%, 12/21/2023		50,000	49,410
U.S. Treasury Bill, 0.00%, 03/07/2024		330,010	322,358

Total U.S. Treasury Bills (Cost: $1,562,282)			1,562,344

Time Deposits – 0.10%
ANZ, Hong Kong, 2.76% due 10/02/2023	AUD	1,118	719
Brown Brothers Harriman, 3.06% due 10/02/2023	SEK	7	1
Brown Brothers Harriman, 3.28% due 10/02/2023	NOK	15	1
Brown Brothers Harriman, 3.75% due 10/02/2023	NZD	92	55
Brown Brothers Harriman, 6.46% due 10/02/2023	ZAR	6,087	321
Citibank, London, 3.06% due 10/02/2023	EUR	2,889	3,055
Citibank, New York, 4.83% due 10/02/2023		$9,540	9,540
HSBC, Singapore, 2.85% due 10/02/2023(8)	SGD	0	0
JP Morgan, New York, 4.83% due 10/02/2023		$7,348	7,348
Royal Bank of Canada, Toronto, 4.05% due 10/03/2023	CAD	1,743	1,284
Skandinaviska Enskilda Banken AB, Stockholm, 0.55% due 10/02/2023	CHF	158	172
Skandinaviska Enskilda Banken AB, Stockholm, 3.06% due 10/02/2023	EUR	978	1,034
Skandinaviska Enskilda Banken AB, Stockholm, 4.42% due 10/02/2023	GBP	5,308	6,477
Sumitomo, Tokyo, -0.38% due 10/02/2023	JPY	59,050	395

Total Time Deposits (Cost: $30,402)			30,402

Total Short-Term Investments (Cost: $3,960,713)			3,953,071

TOTAL INVESTMENTS IN SECURITIES – 109.44% (Cost: $35,551,295)			32,526,828

TBA SALE COMMITMENTS – (0.27)%
Mortgage-Backed Obligations – (0.27)%
Fannie Mae
2.50%, 11/01/2053(16)		(53,100)	(42,208)
3.00%, 10/01/2038(16)		(9,182)	(8,305)
3.50%, 10/01/2053(16)		(1,221)	(1,129)
4.00%, 10/01/2053(16)		(10,745)	(9,566)
4.50%, 11/01/2053(16)		(9,000)	(8,266)
5.00%, 11/01/2053(16)		(100)	(94)
Ginnie Mae
3.50%, 10/01/2053(16)		(10,841)	(9,495)

Total Mortgage-Backed Obligations (Proceeds Received: $(81,024))			(79,063)

Total TBA Sale Commitments (Proceeds Received: $(81,024))			(79,063)

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.17)%			(2,726,617)

TOTAL NET ASSETS – 100.00%			$29,721,148

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

REIT Real Estate Investment Trust

ARS Argentine Peso

AUD Australian Dollar

BRL Brazilian Real

CAD Canadian Dollar

CHF Swiss Franc

COP Colombian Peso

CZK Czech Koruna

EUR Euro

GBP British Pound

IDR Indonesian Rupiah

JPY Japanese Yen

MXN Mexican Peso

NOK Norwegian Krone

NZD New Zealand Dollar

PEN Peruvian Sol

RUB Russian Ruble

SEK Swedish Krona

SGD Singapore Dollar

ZAR South African Rand

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $7,964,900, which represents 26.80% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2023.
(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of September 30, 2023.
(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of September 30, 2023.
(5)	Adjustable rate security. The rate reported is the rate in effect as of September 30, 2023.
(6)	Security in default as of September 30, 2023. The value of these securities totals $4,222, which represents 0.01% of total net assets.
(7)	Non-income producing security.
(8)	A zero balance may reflect actual amounts rounding to less than one thousand.
(9)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(10)	Amount calculated is less than 0.005%.
(11)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(12)	Inflation protected security. The value of these securities totals $899,226, which represents 3.03% of total net assets.
(13)	Assigned as collateral for certain futures and swap contracts. The value of these pledged issues totals $152,805, which represents 0.51% of total net assets.
(14)	Delayed delivery purchase commitment security. The value of these securities totals $2,796,446, which represents 9.41% of total net assets.
(15)	Represents annualized seven-day yield as of the close of the reporting period.
(16)	Delayed delivery sale commitment security. The value of these securities totals $(79,063), which represents (0.27)% of total net assets.
(17)	Security that is restricted at September 30, 2023. The value of these securities totals $48,365, which represents 0.16% of total net assets.
(18)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $16,709, which represents 0.06% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
320	Australian 10 Year Bond Future	Dec. 2023	AUD	36,747	$23,038	$(589)
137	Canadian 10 Year Bond Future	Dec. 2023	CAD	15,987	11,613	(158)
9,507	U.S. 2 Year Note Future	Dec. 2023		$1,931,310	1,927,173	(4,137)
10,551	U.S. 5 Year Note Future	Dec. 2023		1,120,217	1,111,647	(8,570)
6,931	U.S. 10 Year Note Future	Dec. 2023		762,747	748,981	(13,766)
4,448	U.S. Long Bond Future	Dec. 2023		532,856	506,099	(26,757)
9,862	U.S. Ultra 10 Year Note Future	Dec. 2023		1,131,992	1,100,229	(31,763)
1,092	U.S. Ultra Bond Future	Dec. 2023		137,783	129,607	(8,176)

						(93,916)

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(613)	Australian 3 Year Bond Future	Dec. 2023	AUD	(65,086)	$(41,518)	$329
(358)	Euro-Bund Future	Dec. 2023	EUR	(47,156)	(48,690)	1,166
(61)	Euro-Buxl 30 Year Bond Future	Dec. 2023		(8,012)	(7,891)	580
(52)	Japan 10 Year Bond Future	Dec. 2023	JPY	(7,573,821)	(50,441)	240
(1,256)	U.S. 10 Year Note Future	Dec. 2023		$(138,376)	(135,726)	2,650
(1,117)	U.S. Ultra Bond Future	Dec. 2023		(139,339)	(132,574)	6,765

						11,730

						$(82,186)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	3,301	USD	2,117	10/03/23	Morgan Stanley	$5
CLP*	404,393	USD	450	10/18/23	Citibank	5
COP	1,347,443	USD	312	12/20/23	Barclays Bank	11
COP	2,274,795	USD	537	12/20/23	Citibank	9
EUR	1,637	USD	1,725	10/03/23	BNP Paribas	6
EUR	420	USD	443	10/18/23	Morgan Stanley	2
EUR	1,600	USD	1,692	11/02/23	Bank of America	2
GBP	186,170	USD	226,434	10/03/23	BNP Paribas	712
INR*	662,835	USD	7,932	12/20/23	J.P. Morgan	12
MXN	7,805	USD	440	11/15/23	Morgan Stanley	4
USD	637	AUD	983	10/03/23	Bank of America	5
USD	900	BRL*	4,504	10/03/23	Barclays Bank	4
USD	237,711	EUR	218,049	10/03/23	BNP Paribas	7,179
USD	236,978	GBP	186,822	10/03/23	BNP Paribas	9,037
USD	882	BRL*	4,417	10/03/23	Citibank	3
USD	853	AUD	1,313	10/03/23	Deutsche Bank	9
USD	115,587	BRL*	578,813	10/03/23	Deutsche Bank	436
USD	48,263	JPY	7,175,756	10/03/23	Deutsche Bank	245
USD	119,107	BRL*	579,575	10/03/23	Goldman Sachs	3,804
USD	355	GBP	286	10/03/23	J.P. Morgan	7
USD	1,399	AUD	2,168	10/03/23	Morgan Stanley	5
USD	10,000	PEN*	37,120	10/10/23	BNP Paribas	203
USD	450	TWD	13,996	10/11/23	Deutsche Bank	15
USD	17,145	JPY	2,326,000	10/16/23	Deutsche Bank	1,545
USD	588	GBP	470	10/18/23	Barclays Bank	14
USD	299	EUR	280	10/18/23	J.P. Morgan	3
USD	754	EUR	700	10/18/23	UBS	13
USD	1,828	ZAR	33,934	10/19/23	BNP Paribas	38
USD	5,193	ZAR	97,432	10/19/23	Goldman Sachs	55
USD	750	AUD	1,156	11/02/23	BNP Paribas	6
USD	229,541	EUR	216,344	11/02/23	BNP Paribas	520
USD	1,919	ZAR	36,206	11/07/23	Deutsche Bank	12
USD	383	EUR	349	11/07/23	UBS	14
USD	2,942	PEN*	10,930	11/09/23	Bank of America	62
USD	52,284	JPY	7,560,000	11/13/23	BNP Paribas	1,336
USD	3,085	CAD	4,133	11/15/23	BNP Paribas	40
USD	12,808	MXN	224,727	11/15/23	Citibank	9
USD	266	NOK	2,707	11/15/23	J.P. Morgan	13
USD	21,679	MXN	371,185	11/17/23	J.P. Morgan	546
USD	74,384	JPY	10,740,000	11/20/23	Deutsche Bank	1,930
USD	915	ZAR	17,386	11/20/23	Goldman Sachs	1
USD	29,216	JPY	4,190,000	12/04/23	Bank of America	888
USD	105,329	JPY	15,274,000	12/11/23	BNP Paribas	1,929
USD	44	JPY	6,349	12/11/23	Deutsche Bank	1
USD	347	EUR	322	12/14/23	J.P. Morgan	5

USD	42,534	JPY	6,180,000	12/18/23	Bank of America	642
USD	426	EUR	399	12/20/23	Barclays Bank	3
USD	588	CAD	796	12/20/23	BNP Paribas	1
USD	8,373	TWD*	264,827	12/20/23	J.P. Morgan	117
USD	2,797	TWD*	87,654	12/20/23	Morgan Stanley	64
USD	39,117	JPY	5,722,000	12/26/23	Bank of America	271
USD	1,445	IDR*	22,290,690	01/31/24	Citibank	9
USD	1,750	CZK	39,930	03/04/24	Bank of America	24
USD	1,189	CZK	26,875	03/04/24	Citibank	28
USD	36,425	TWD*	1,148,818	03/20/24	BNP Paribas	307
USD	5,982	IDR*	92,066,312	03/20/24	Morgan Stanley	54
ZAR	5,711	USD	300	10/18/23	Bank of America	1
ZAR	36,206	USD	1,884	11/07/23	Morgan Stanley	22

					Total Unrealized Appreciation	32,243

BRL*	4,504	USD	899	10/03/23	Barclays Bank	(3)
BRL*	4,417	USD	900	10/03/23	Citibank	(21)
BRL*	578,813	USD	121,238	10/03/23	Deutsche Bank	(6,087)
BRL*	579,575	USD	115,739	10/03/23	Goldman Sachs	(436)
BRL*	4,524	USD	900	11/03/23	Barclays Bank	(4)
BRL*	582,130	USD	119,107	11/03/23	Goldman Sachs	(3,813)
CLP*	20,014,937	USD	22,523	10/19/23	J.P. Morgan	(24)
CZK	13,674	USD	600	10/18/23	Deutsche Bank	(8)
EUR	219,649	USD	232,781	10/03/23	BNP Paribas	(558)
EUR	1,637	USD	1,739	11/02/23	Deutsche Bank	(6)
EUR	19	USD	20	12/14/23	Morgan Stanley(1)	(0)
GBP	938	USD	1,170	10/03/23	BNP Paribas	(25)
GBP	851	USD	1,043	11/02/23	J.P. Morgan	(5)
HUF	162,146	USD	450	10/18/23	Barclays Bank	(11)
IDR*	9,237,000	USD	600	10/18/23	J.P. Morgan	(4)
IDR*	1,147,768	USD	74	12/20/23	J.P. Morgan	(1)
IDR*	38,379,572	USD	2,490	03/20/24	BNP Paribas	(19)
IDR*	253,324,448	USD	16,442	03/20/24	Goldman Sachs	(132)
IDR*	107,918,039	USD	6,990	03/20/24	J.P. Morgan	(42)
IDR*	171,021,606	USD	11,119	03/20/24	Morgan Stanley	(108)
INR*	37,400	USD	450	10/18/23	Citibank(1)	(0)
INR*	977,132	USD	11,739	12/20/23	Bank of America	(28)
INR*	2,130,548	USD	25,670	12/20/23	J.P. Morgan	(136)
JPY	11,703,008	USD	80,623	10/03/23	BNP Paribas	(2,311)
JPY	7,141,726	USD	48,263	11/02/23	Deutsche Bank	(213)
JPY	4,517,641	USD	30,443	11/02/23	Morgan Stanley	(49)
KRW*	117,863	USD	89	12/20/23	Goldman Sachs	(2)
MXN	965,469	USD	56,004	10/04/23	Goldman Sachs	(614)
MXN	12,867	USD	750	10/18/23	J.P. Morgan	(14)
MXN	175,227	USD	10,101	12/14/23	Goldman Sachs	(170)
MYR	2,852	USD	610	10/18/23	Barclays Bank(1)	(0)
THB	20,668	USD	580	10/18/23	J.P. Morgan	(12)
TWD*	1,148	USD	36	12/20/23	BNP Paribas(1)	(0)
USD	1,690	EUR	1,600	10/03/23	Bank of America	(2)
USD	12,132	MXN	214,940	10/16/23	Deutsche Bank	(174)
USD	450	ZAR	8,597	10/18/23	Bank of America	(3)

USD	750	MXN	13,291	10/18/23	Goldman Sachs	(11)
USD	38,763	ZAR	743,506	10/20/23	Bank of America	(447)
USD	21,956	ZAR	423,690	10/20/23	BNP Paribas	(388)
USD	226,473	GBP	186,170	11/02/23	BNP Paribas	(717)
USD	2,120	AUD	3,301	11/02/23	Morgan Stanley	(5)
USD	460	BRL*	2,333	11/03/23	Barclays Bank	(2)
USD	15,789	ZAR	302,140	11/22/23	Bank of America	(97)
USD	3,066	ZAR	58,688	11/22/23	J.P. Morgan	(20)
USD	3,480	COP	15,138,661	12/20/23	Bank of America	(158)
USD	215	COP	908,233	12/20/23	Citibank	(4)
USD	21,982	CLP*	19,673,459	12/20/23	Deutsche Bank	(22)
ZAR	11,330	USD	600	10/18/23	UBS	(2)

					Total Unrealized Depreciation	(16,908)

					Net Unrealized Appreciation	$15,335

*	Non-deliverable forward
(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Sol
THB	Thai Baht
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

Centrally Cleared Credit Default Swaps – Buy Protection

Reference Entity	Fixed Annual Rate Paid by Fund	Maturity Date	Implied Credit Spread at September 30, 2023	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.NA.HY.40	5.00%	6/20/2028	4.54%		$4,174	$(159)	$83	$(76)
iTraxx Europe Crossover Series 40 Version 1 Index	5.00	12/20/2028	4.26	EUR	3,708	(133)	11	(122)

						$(292)	$94	$(198)

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at September 30, 2023	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T, Inc.	1.00%	12/20/2024	0.66%		$5,200	$8	$28	$36
AT&T, Inc.	1.00	6/20/2026	0.85		2,700	325	(307)	18
AT&T, Inc.	1.00	6/20/2028	1.05		1,300	(7)	5	(2)
Barclays Bank PLC	1.00	12/20/2023	0.53	EUR	6,200	7	2	9
CDX.EM.30	1.00	12/20/2023	0.98		$6,120	(438)	456	18
CDX.EM.31	1.00	6/20/2024	0.59		7,482	(243)	286	43
CDX.EM.32	1.00	12/20/2024	0.70		11,050	(449)	520	71
CDX.EM.34	1.00	12/20/2025	2.73		2,852	(184)	92	(92)
CDX.EM.36	1.00	12/20/2026	1.78		25,760	(705)	201	(504)
CDX.EM.38	1.00	12/20/2027	2.06		2,400	(156)	73	(83)
CDX.EM.40	1.00	12/20/2028	2.25		5,400	(267)	(26)	(293)
CDX.NA.HY.35	5.00	12/20/2025	3.32		490	39	(15)	24
CDX.NA.HY.39	5.00	12/20/2027	4.30		8,477	(299)	779	480
CDX.NA.HY.39	5.00	6/20/2028	2.11		800	(49)	25	(24)
CDX.NA.HY.40	5.00	6/20/2028	4.54		79,200	(318)	4,396	4,078
CDX.NA.HY.40	5.00	12/20/2028	4.76		128,400	1,192	201	1,393
Ford Motor Credit Co. LLC	5.00	6/20/2024	0.84		19,600	535	327	862
Ford Motor Credit Co. LLC	5.00	12/20/2024	1.01		1,700	63	41	104
Ford Motor Credit Co. LLC	5.00	6/20/2025	1.18		700	27	26	53
Ford Motor Credit Co. LLC	5.00	12/20/2025	1.27		600	23	32	55
Ford Motor Credit Co. LLC	5.00	6/20/2026	1.47		19,400	1,229	762	1,991
General Electric Co.	1.00	12/20/2023	0.20		700	(6)	9	3
Rolls-Royce PLC	1.00	6/20/2025	0.91		EUR 14,300	(726)	753	27

						$(399)	$8,666	$8,267

Over-the-Counter Credit Default Swaps – Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	Abbott Laboratories	1.00%	Quarterly	12/20/2028	0.48%	$2,433	$(48)	$(11)	$(59)
Goldman Sachs	American Electric Power Co., Inc.	1.00	Quarterly	12/20/2028	0.44	6,460	(166)	(5)	(171)
Citibank	American Express Co.	1.00	Quarterly	12/20/2028	0.53	6,460	(146)	2	(144)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.44	975	15	(22)	(7)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.44	974	15	(22)	(7)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.44	970	15	(22)	(7)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.44	1,370	21	(29)	(8)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.44	976	15	(21)	(6)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.44	586	9	(13)	(4)
Goldman Sachs	Brazilian Government International	1.00	Quarterly	12/20/2028	1.84	2,517	109	(15)	94
Barclays Bank	Colombia Government International	1.00	Quarterly	12/20/2028	2.34	2,280	133	2	135
J.P. Morgan	Colombia Government International	1.00	Quarterly	12/20/2028	2.34	2,757	157	5	162
Barclays Bank	Mexico Government International	1.00	Quarterly	12/20/2028	1.26	2,277	19	7	26
Barclays Bank	Republic of South Africa	1.00	Quarterly	12/20/2028	2.76	532	44	(3)	41
Barclays Bank	Republic of South Africa	1.00	Quarterly	12/20/2028	2.76	664	54	(3)	51
Barclays Bank	Republic of South Africa	1.00	Quarterly	12/20/2028	2.76	601	49	(3)	46

							$295	$(153)	$142

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs	Brazilian Government International	1.00%	Quarterly	12/20/2024	0.44%	$3,200	$(15)	$37	$22
BNP Paribas	Colombia Government International	1.00	Quarterly	12/20/2027	1.88	600	(54)	34	(20)
Goldman Sachs	Colombia Government International	1.00	Quarterly	6/20/2027	1.70	1,900	(70)	26	(44)
Goldman Sachs	Colombia Government International	1.00	Quarterly	12/20/2027	1.88	800	(71)	45	(26)
J.P. Morgan	Colombia Government International	1.00	Quarterly	12/20/2026	1.45	1,400	(66)	47	(19)
J.P. Morgan	Colombia Government International	1.00	Quarterly	6/20/2027	1.70	400	(15)	6	(9)
Morgan Stanley	Colombia Government International	1.00	Quarterly	6/20/2027	1.70	900	(39)	18	(21)
Morgan Stanley	Colombia Government International	1.00	Quarterly	12/20/2027	1.88	1,000	(89)	57	(32)
Goldman Sachs	Mexico Government International	1.00	Quarterly	12/20/2023	0.23	8,500	(459)	477	18
Goldman Sachs	Mexico Government International(1)	1.00	Quarterly	12/20/2028	1.26	200	(2)	0	(2)
J.P. Morgan	Mexico Government International(1)	1.00	Quarterly	6/20/2024	0.29	100	0	1	1
J.P. Morgan	Mexico Government International	1.00	Quarterly	6/20/2026	0.67	100	(1)	2	1
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2024	0.39	300	(1)	3	2
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2026	0.76	500	168	(164)	4
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2027	0.90	400	(4)	5	1
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2028	1.15	300	(7)	5	(2)
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2028	1.26	1,100	(12)	(1)	(13)
Goldman Sachs	Republic of South Africa	1.00	Quarterly	6/20/2024	0.86	4,700	(42)	48	6
Bank of America	Turkey Government International	1.00	Quarterly	12/20/2023	0.69	3,000	(55)	58	3
Bank of America	Turkey Government International(1)	1.00	Quarterly	6/20/2024	1.05	400	(37)	37	0
Bank of America	Turkey Government International	1.00	Quarterly	12/20/2024	1.78	1,300	(80)	69	(11)
BNP Paribas	Turkey Government International	1.00	Quarterly	12/20/2023	0.69	200	(14)	15	1
BNP Paribas	Turkey Government International(1)	1.00	Quarterly	12/20/2023	0.69	500	(40)	40	0
BNP Paribas	Turkey Government International	1.00	Quarterly	6/20/2025	2.38	200	(34)	30	(4)
Goldman Sachs	Turkey Government International(1)	1.00	Quarterly	6/20/2024	1.05	1,200	(60)	60	0
Goldman Sachs	Turkey Government International	1.00	Quarterly	12/20/2024	1.78	900	(96)	88	(8)
J.P. Morgan	Turkey Government International(1)	1.00	Quarterly	12/20/2023	0.69	200	(14)	14	0
Morgan Stanley	Turkey Government International(1)	1.00	Quarterly	12/20/2023	0.69	500	(39)	39	0
Morgan Stanley	Turkey Government International(1)	1.00	Quarterly	6/20/2024	1.05	400	(46)	46	0
Morgan Stanley	Turkey Government International	1.00	Quarterly	12/20/2024	1.78	3,700	(284)	252	(32)
Goldman Sachs	CMBX NA Series 14	3.00	Quarterly	12/16/2072	8.36	645	(109)	(47)	(156)

							$(1,687)	$1,347	$(340)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
(0.45)%	6 Month EURIBOR	Received	Semi-Annual	12/29/2023	EUR	2,800	$—	$72	$72
(0.43)	6 Month EURIBOR	Received	Semi-Annual	6/28/2024		2,700	—	126	126
(0.40)	6 Month EURIBOR	Received	Semi-Annual	12/30/2024		1,200	—	84	84
(0.36)	6 Month EURIBOR	Received	Semi-Annual	6/30/2025		2,300	—	198	198
(0.33)	6 Month EURIBOR	Received	Semi-Annual	12/30/2025		1,400	—	146	146
(0.29)	6 Month EURIBOR	Received	Semi-Annual	6/30/2026		700	—	82	82
(0.15)	6 Month EURIBOR	Received	Semi-Annual	3/18/2030		16,100	196	3,278	3,474
0.50	6 Month EURIBOR	Received	Semi-Annual	6/17/2050		9,000	(259)	4,822	4,563
0.75	SOFR	Paid	Quarterly	6/16/2031		$108,850	(8,889)	(18,191)	(27,080)
0.83	6 Month EURIBOR	Received	Semi-Annual	12/9/2052	EUR	158,000	946	10,922	11,868
0.89	1 Year JPY TONA(1)	Received	Annual	2/15/2033	JPY	549,176	0	(5)	(5)
0.90	1 Year JPY TONA(1)	Received	Annual	2/15/2033		549,176	0	(10)	(10)
0.90	1 Year JPY TONA(1)	Received	Annual	2/15/2033		1,098,352	0	(21)	(21)
0.92	1 Year JPY TONA(1)	Received	Annual	2/15/2033		1,590,716	0	(48)	(48)
1.25	SOFR	Paid	Annual	6/15/2032		$26,170	(685)	(5,325)	(6,010)
1.25	SOFR	Received	Quarterly	12/16/2050		48,900	4,987	19,545	24,532
1.50	SOFR	Received	Quarterly	6/17/2050		81,200	(15,116)	52,323	37,207
1.75	SOFR	Paid	Annual	6/15/2029		3,570	(350)	(148)	(498)
1.75	SOFR	Paid	Annual	6/15/2032		9,860	(395)	(1,500)	(1,895)
2.00	SOFR	Paid	Annual	12/21/2029		168,700	(14,118)	(10,877)	(24,995)
2.00	SOFR	Paid	Annual	12/21/2032		378,900	(43,293)	(30,327)	(73,620)
2.25	SOFR	Received	Quarterly	3/12/2050		3,200	(10)	1,092	1,082
2.44	6 Month EURIBOR(1)	Paid	Semi-Annual	7/14/2032	EUR	3,088	0	(111)	(111)
2.75	SOFR	Received	Annual	6/21/2053		$91,000	8,652	11,661	20,313
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400	418	(3,653)	(3,235)
3.00	SOFR	Paid	Quarterly	6/19/2029		$6,100	484	(984)	(500)
3.00	SOFR	Paid	Annual	6/21/2033		104,870	(1,898)	(9,275)	(11,173)
3.00	SOFR	Paid	Annual	6/21/2033		100	(2)	(8)	(10)
3.00	6 Month EURIBOR	Received	Semi-Annual	3/20/2034	EUR	37,400	394	759	1,153
3.15	6 Month EURIBOR(1)	Paid	Semi-Annual	7/21/2028		2,008	0	(27)	(27)
3.19	KRW Certificate of Deposit Rate(1)	Paid	Quarterly	9/20/2026	KRW	4,084,701	0	(55)	(55)
3.19	KRW Certificate of Deposit Rate(1)	Paid	Quarterly	9/20/2026		3,019,127	0	(41)	(41)
3.23	Euro Short-Term Rate(1)	Received	Annual	7/29/2025	EUR	57,877	0	53	53
3.25	SOFR	Paid	Annual	6/21/2028		$218,700	(3,385)	(8,446)	(11,831)
3.25	SOFR	Received	Annual	12/20/2053		129,000	6,445	9,763	16,208
3.33	KRW Certificate of Deposit Rate(1)	Paid	Quarterly	9/20/2026	KRW	1,636,900	0	(17)	(17)
3.38	6 Month EURIBOR(1)	Paid	Semi-Annual	9/29/2028	EUR	698	0	(1)	(1)
3.38	KRW Certificate of Deposit Rate(1)	Paid	Quarterly	9/20/2026	KRW	1,637,145	0	(16)	(16)
3.38	KRW Certificate of Deposit Rate(1)	Paid	Quarterly	9/20/2026		1,637,145	0	(15)	(15)
3.40	Canadian Overnight Repo Rate Average(1)	Received	Semi-Annual	6/15/2053	CAD	8,522	0	562	562
3.52	SOFR	Received	Annual	12/20/2053		$52,517	—	4,201	4,201
3.54	Canadian Overnight Repo Rate Average(1)	Paid	Semi-Annual	6/15/2033	CAD	19,176	0	(751)	(751)
3.55	KRW Certificate of Deposit Rate(1)	Paid	Quarterly	9/20/2026	KRW	2,089,429	0	(13)	(13)
3.57	Canadian Overnight Repo Rate Average(1)	Received	Semi-Annual	7/20/2033	CAD	9,469	0	347	347
3.57	Canadian Overnight Repo Rate Average(1)	Received	Semi-Annual	7/20/2033		9,470	0	346	346
3.60	SOFR	Paid	Annual	9/20/2025		$370,000	—	(9,748)	(9,748)
3.60	SOFR	Paid	Annual	5/30/2025		195,000	1	(2,313)	(2,312)
3.65	SOFR	Received	Annual	5/30/2025		195,000	28	2,291	2,319
3.72	Canadian Overnight Repo Rate Average(1)	Received	Semi-Annual	9/21/2053	CAD	2,165	0	45	45
3.82	SOFR	Paid	Annual	9/20/2028		$497,150	—	(12,675)	(12,675)
4.00	Canadian Overnight Repo Rate Average(1)	Paid	Semi-Annual	9/21/2033	CAD	4,945	0	(47)	(47)
4.19	SOFR(1)	Paid	Annual	7/29/2025		$65,412	0	(300)	(300)
4.25	Sterling Overnight Index Average	Received	Annual	3/20/2054	GBP	600	(30)	22	(8)
4.32	6 Month CZK PRIBOR(1)	Paid	Semi-Annual	9/20/2028	CZK	44,415	0	(31)	(31)
4.38	Canadian Overnight Repo Rate Average(1)	Paid	Semi-Annual	7/20/2026	CAD	28,924	0	(237)	(237)
4.40	Canadian Overnight Repo Rate Average(1)	Paid	Semi-Annual	7/20/2026		28,925	0	(228)	(228)
4.50	Sterling Overnight Index Average	Received	Annual	3/20/2034	GBP	15,100	(471)	166	(305)
4.91	SOFR	Paid	Annual	1/24/2025		$225,000	1	(718)	(717)
5.16	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/6/2025	MXN	1,700	—	(9)	(9)
5.54	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	5/4/2027		3,400	0	(26)	(26)
5.70	6 Month PLN WIBOR(1)	Received	Semi-Annual	9/20/2028	PLN	5,621	0	(66)	(66)
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027	MXN	25,800	(12)	(117)	(129)
7.20	3 Month ZAR SAJIBOR(1)	Paid	Quarterly	3/20/2025	ZAR	79,003	0	(49)	(49)
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037	MXN	900	3	6	9
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300	(1)	(188)	(189)
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300	4	8	12
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/14/2032		5,900	24	15	39
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/15/2032		24,500	89	73	162
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800	—	3	3
7.98	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	12/10/2027		3,300	0	12	12
7.99	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	12/21/2027		100	—	0	0
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200	(6)	79	73
8.03	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	1/31/2028		1,600	0	6	6
8.05	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	1/31/2028		2,400	0	8	8
8.35	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	4/28/2028		19,905	0	(57)	(57)
8.41	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2027		14,300	—	37	37
8.66	Mexico Interbank TIIE 28 Day	Received	Lunar	4/4/2024		49,700	—	43	43
8.68	Mexico Interbank TIIE 28 Day	Received	Lunar	4/3/2024		119,300	—	104	104
8.70	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2032		14,300	—	37	37
8.73	Mexico Interbank TIIE 28 Day	Received	Lunar	4/6/2027		12,100	—	25	25
8.73	Mexico Interbank TIIE 28 Day	Received	Lunar	3/30/2032		6,000	—	15	15
8.75	Mexico Interbank TIIE 28 Day	Received	Lunar	4/5/2024		29,000	—	25	25
9.20	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	9/17/2025		35,936	0	(12)	(12)
9.43	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	9/17/2025		153,176	0	(32)	(32)
9.44	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	9/19/2028		6,720	0	(3)	(3)
9.89	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	9/22/2028		20,534	0	13	13
10.84	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	9/25/2025		45,657	0	9	9

							$(66,248)	$6,703	$(59,545)

Lunar - payment frequency equal periods of 28 days (a lunar month).

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index		Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Citibank	9.94%	Brazil Cetip DI Interbank Deposit		Paid	1/2/2026	BRL	13,329	$—	$(43)	$(43)
Goldman Sachs	10.11	Brazil Cetip DI Interbank Deposit		Paid	1/2/2026		13,481	—	(35)	(35)
Morgan Stanley	10.56	Brazil Cetip DI Interbank Deposit		Received	1/4/2027		7,385	—	9	9
J.P. Morgan	10.60	Brazil Cetip DI Interbank Deposit		Paid	1/2/2025		30,990	—	(27)	(27)
J.P. Morgan	10.92	Brazil Cetip DI Interbank Deposit		Paid	1/2/2025		13,108	—	2	2
Citibank	11.75	Brazil Cetip DI Interbank Deposit		Paid	1/2/2026		10,487	—	37	37
Citibank	11.80	Brazil Cetip DI Interbank Deposit		Paid	1/2/2026		10,366	—	40	40
Bank of America	11.87	Brazil Cetip DI Interbank Deposit		Paid	1/2/2025		10,893	—	13	13
Bank of America	11.90	Colombia Overnight Interbank		Received	10/19/2024	COP	7,556,152	—	7	7
Citibank	12.37	Colombia Overnight Interbank		Received	4/18/2024		14,570,937	—	6	6
Citibank	12.62	Brazil Cetip DI Interbank Deposit	(1)	Received	1/2/2024	BRL	58,242	—	0	—

								$—	$9	$9

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Inflation Linked Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
2.65%	10-Year EUR Inflation Linked(1)	Paid	9/15/2033	EUR	29,430	$0	$290	$290
2.81	30-Year EUR Inflation Linked(1)	Paid	8/15/2053		2,160	0	31	31
2.81	30-Year EUR Inflation Linked(1)	Paid	9/15/2053		975	0	14	14
2.82	30-Year EUR Inflation Linked	Paid	8/15/2053		2,160	12	27	39
4.00	10-Year GBP Inflation Linked	Paid	9/15/2031	GBP	7,300	(6)	(1,318)	(1,324)
4.06	10-Year GBP Inflation Linked	Paid	9/15/2031		6,800	28	(1,214)	(1,186)
4.07	10-Year GBP Inflation Linked	Paid	9/15/2031		13,100	(162)	(2,106)	(2,268)

						$(128)	$(4,276)	$(4,404)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SAJIBOR	South African Johannesburg Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TIIE	Interbank Equilibrium Interest Rate
TONA	Tokyo Overnight Average Rate
WIBOR	Warsaw Interbank Offered Rate

Bridge Builder Municipal Bond Fund

Schedule of Investments

September 30, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 96.95%
Alabama – 2.73%
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2031	$4,845	$4,897
5.00%, 09/01/2036	10,000	10,383
Alabama Housing Finance Authority
3.88%, 12/01/2023(1)	2,500	2,496
5.00%, 06/01/2026(1)	3,430	3,441
Alabama Public School & College Authority
5.00%, 11/01/2025	5,000	5,127
5.00%, 06/01/2035	4,000	4,053
5.00%, 11/01/2035	6,400	6,868
Birmingham Airport Authority
5.00%, 07/01/2028	700	741
5.00%, 07/01/2030	1,000	1,072
5.00%, 07/01/2031	350	376
5.00%, 07/01/2032	300	321
5.00%, 07/01/2034	800	853
Black Belt Energy Gas District
4.00%, 12/01/2049(1)	22,530	22,119
4.00%, 07/01/2052(1)	3,570	3,476
4.00%, 10/01/2052(1)	20,065	19,503
4.00%, 12/01/2052(1)	5,550	5,184
4.00%, 04/01/2053(1)	10,210	9,828
4.33% (SIFMA Municipal Swap Index Yield + 0.35%), 10/01/2052(2)	1,955	1,903
4.63% (SIFMA Municipal Swap Index Yield + 0.65%), 04/01/2053(2)	22,705	22,271
5.00%, 06/01/2027	1,585	1,600
5.00%, 06/01/2028	2,270	2,286
5.25%, 06/01/2027	1,300	1,326
5.25%, 12/01/2027	1,170	1,198
5.25%, 06/01/2028	1,540	1,577
5.25%, 12/01/2028	1,275	1,309
5.25%, 02/01/2053(1)	7,500	7,611
5.25%, 12/01/2053(1)	2,880	2,954
5.50%, 06/01/2049(1)	15,085	15,385
5.50%, 11/01/2053(1)	18,190	18,580
City of Montgomery AL
4.00%, 12/01/2036	400	389
Cooper Green Mercy Health Services Authority
5.00%, 09/01/2024	440	444
5.00%, 09/01/2025	475	482
5.00%, 09/01/2026	500	511
5.00%, 09/01/2028	550	574
County of Jefferson AL Sewer Revenue
5.25%, 10/01/2048	1,350	1,349
6.00%, 10/01/2042	9,350	9,707
Health Care Authority of the City of Huntsville
5.00%, 06/01/2036	2,600	2,656
5.00%, 06/01/2037	3,300	3,339
5.00%, 06/01/2053(1)	10,150	10,564
Homewood Educational Building Authority
4.00%, 12/01/2038	1,385	1,200
Industrial Development Board of the City of Mobile Alabama
1.00%, 06/01/2034(1)	3,870	3,649
2.90%, 07/15/2034(1)	200	199
Lower Alabama Gas District
4.00%, 12/01/2050(1)	12,610	12,361
Mobile County Board of School Commissioners
4.00%, 03/01/2034	1,315	1,285
4.00%, 03/01/2035	1,360	1,309
4.00%, 03/01/2036	1,500	1,412
4.00%, 03/01/2038	1,750	1,614
4.00%, 03/01/2039	1,700	1,555
4.00%, 03/01/2040	1,580	1,436
5.00%, 03/01/2028	1,030	1,053
5.00%, 03/01/2038	1,400	1,437
5.00%, 03/01/2039	1,720	1,759
Montgomery County Public Facilities Authority
4.00%, 03/01/2038	685	627
4.00%, 03/01/2039	415	376
4.00%, 03/01/2041	400	354
Montgomery Medical Clinic Board
5.00%, 03/01/2029	1,000	945
Prichard Water Works & Sewer Board
2.25%, 11/01/2027	210	161
2.38%, 11/01/2028	550	413
Southeast Alabama Gas Supply District
4.00%, 06/01/2049(1)	11,010	10,937
4.50% (1 Month LIBOR USD + 0.85%), 06/01/2049(2)	5,365	5,363
Southeast Energy Authority A Cooperative District
5.00%, 05/01/2053(1)	12,765	12,750
5.00%, 01/01/2054(1)	16,825	16,995
5.50%, 01/01/2053(1)	12,400	12,725
State of Alabama
3.00%, 08/01/2026	5,000	4,828
Sumter County Industrial Development Authority
6.00%, 07/15/2052(1)	5,000	3,512
Town of Pike Road AL
5.00%, 03/01/2041	1,795	1,878
5.00%, 03/01/2042	1,560	1,625
5.00%, 03/01/2048	7,415	7,626
University of Alabama
4.00%, 06/01/2033	1,070	1,064

Total Alabama		321,201

Alaska – 0.14%
Alaska Housing Finance Corp.
3.00%, 06/01/2051	1,180	1,104
Alaska Industrial Development & Export Authority
5.00%, 10/01/2030	1,385	1,423

Alaska Municipal Bond Bank Authority
5.00%, 12/01/2037	1,500	1,502
5.00%, 12/01/2040	2,500	2,596
5.00%, 12/01/2042	1,500	1,450
5.25%, 12/01/2047	1,620	1,597
Municipality of Anchorage AK
4.00%, 09/01/2040	1,500	1,387
Northern Tobacco Securitization Corp.
4.00%, 06/01/2034	1,000	982
4.00%, 06/01/2050	1,670	1,541
4.00%, 06/01/2050	3,145	2,608
5.00%, 06/01/2033	750	797

Total Alaska		16,987

Arizona – 1.59%
Arizona Health Facilities Authority
4.23% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046(2)	600	600
4.23% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046(2)	3,150	3,093
5.00%, 12/01/2039	1,150	1,117
Arizona Industrial Development Authority
2.65%, 07/01/2026	255	239
3.00%, 12/15/2031(3)	400	337
3.63%, 05/20/2033	2,605	2,291
4.00%, 07/01/2031	280	257
4.00%, 07/01/2031	275	260
4.00%, 11/01/2039	1,140	1,010
5.00%, 02/01/2034	2,585	2,783
5.00%, 10/01/2044(1)	6,120	6,201
Arizona State University
5.00%, 07/01/2042	500	503
Chandler Industrial Development Authority
3.80%, 12/01/2035(1)	13,850	13,592
5.00%, 06/01/2049(1)	18,960	18,976
5.00%, 09/01/2052(1)	8,350	8,443
City of Glendale AZ Excise Tax Revenue
5.00%, 07/01/2030	1,780	1,861
City of Mesa AZ
4.00%, 07/01/2028	1,265	1,279
City of Mesa AZ Utility System Revenue
5.00%, 07/01/2043	2,500	2,573
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2025	1,295	1,320
5.00%, 07/01/2026	1,675	1,704
5.00%, 07/01/2027	3,000	3,062
5.00%, 07/01/2028	1,070	1,119
5.00%, 07/01/2028	4,440	4,568
5.00%, 07/01/2029	725	750
5.00%, 07/01/2030	1,000	1,047
5.00%, 07/01/2031	725	758
5.00%, 07/01/2032	120	125
5.00%, 07/01/2032	800	817
5.00%, 07/01/2036	3,000	3,090
5.00%, 07/01/2036	4,210	4,268
5.00%, 07/01/2037	1,765	1,785
5.00%, 07/01/2039	4,700	4,792
5.00%, 07/01/2042	540	539
5.00%, 07/01/2045	635	637
Gilbert Water Resource Municipal Property Corp.
5.00%, 07/15/2032	1,370	1,525
5.00%, 07/15/2033	1,920	2,129
5.00%, 07/15/2034	1,785	1,976
Glendale Industrial Development Authority
5.00%, 05/15/2056	1,375	1,102
Industrial Development Authority of the City of Phoenix Arizona
5.00%, 07/01/2033	415	422
5.00%, 07/01/2034	765	776
5.00%, 07/01/2038	1,295	1,275
Industrial Development Authority of the County of Pima
5.00%, 04/01/2034	795	825
Industrial Development Authority of the County of Yavapai
2.20%, 03/01/2028(1)	2,100	2,068
Maricopa County Industrial Development Authority
5.00%, 01/01/2046(1)	3,210	3,280
5.00%, 07/01/2047	1,000	988
5.75%, 01/01/2036(3)	1,500	1,167
6.00%, 01/01/2048(3)	1,155	785
Maricopa County School District No 83-Cartwright Elementary
4.00%, 07/01/2036	1,315	1,286
4.00%, 07/01/2037	860	822
4.00%, 07/01/2038	500	467
4.00%, 07/01/2039	1,035	956
4.00%, 07/01/2040	1,090	997
Maricopa County Special Health Care District
4.00%, 07/01/2035	805	799
4.00%, 07/01/2038	19,340	18,123
5.00%, 07/01/2025	5,000	5,080
5.00%, 07/01/2026	7,000	7,220
5.00%, 07/01/2033	6,555	7,069
Salt River Project Agricultural Improvement & Power District
4.00%, 01/01/2041	4,680	4,353
5.00%, 01/01/2024	1,600	1,604
5.00%, 01/01/2033	1,000	1,055
5.00%, 12/01/2036	6,670	6,760
5.00%, 01/01/2038	3,985	4,083
Salt Verde Financial Corp.
5.00%, 12/01/2032	5,020	5,060
State of Arizona
5.00%, 10/01/2024	1,075	1,086
University of Arizona
5.00%, 06/01/2038	1,955	2,039
5.00%, 06/01/2046	2,000	2,011
Western Maricopa Education Center District No 402
5.00%, 07/01/2024	320	322
5.00%, 07/01/2025	1,410	1,435
Yuma & La Paz Counties Community College District
4.00%, 07/01/2035	350	344

Total Arizona		187,085

Arkansas – 0.27%
Arkansas Development Finance Authority
3.13%, 07/01/2036	180	133
4.00%, 07/01/2027	220	212
4.50%, 09/01/2049(3)	6,850	6,189
5.70%, 05/01/2053	3,175	3,035
6.88%, 07/01/2048(3)	3,900	3,897
12.00%, 07/01/2048(3)	8,400	8,607
County of Pulaski AR
5.00%, 03/01/2036	1,000	1,051
5.00%, 03/01/2040	500	510
5.00%, 03/01/2042	1,225	1,239
University of Arkansas
5.00%, 03/01/2033	5,845	5,899
5.00%, 11/01/2047	1,000	1,012

Total Arkansas		31,784

California – 6.32%
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	1,710	1,742
Alisal Union School District
5.25%, 08/01/2042	740	768
Anaheim Public Financing Authority
5.00%, 09/01/2029	1,860	1,975
Bay Area Toll Authority
2.85%, 04/01/2047(1)	965	943
2.95%, 04/01/2047(1)	1,130	1,090
4.39% (SIFMA Municipal Swap Index Yield + 0.41%), 04/01/2056(2)	15,000	14,620
4.43% (SIFMA Municipal Swap Index Yield + 0.45%), 04/01/2056(2)	10,000	9,779
5.23% (SIFMA Municipal Swap Index Yield + 1.25%), 04/01/2036(2)	1,000	1,002
Calexico Unified School District
4.00%, 08/01/2042	680	620
California Community Choice Financing Authority
5.00%, 07/01/2053(1)	3,910	3,944
5.00%, 02/01/2054(1)	8,100	8,171
5.25%, 01/01/2054(1)	12,325	12,296
California Community Housing Agency
3.00%, 08/01/2056(3)	570	351
4.00%, 08/01/2051(3)	925	554
California County Tobacco Securitization Agency
4.00%, 06/01/2034	400	395
4.00%, 06/01/2036	275	264
4.00%, 06/01/2037	275	259
4.00%, 06/01/2038	275	255
5.00%, 06/01/2026	215	220
California Health Facilities Financing Authority
4.00%, 03/01/2033	11,945	10,849
4.00%, 04/01/2035	1,930	1,851
4.00%, 04/01/2045	2,000	1,710
5.00%, 08/15/2034	125	129
California Housing Finance Agency
3.50%, 11/20/2035	7,818	6,856
4.00%, 03/20/2033	470	447
4.38%, 09/20/2036	3,173	2,894
California Infrastructure & Economic Development Bank
3.65%, 01/01/2050(1)(3)	46,780	46,495
5.00%, 11/01/2044	555	550
California Municipal Finance Authority
0.70%, 12/01/2044(1)	3,550	3,524
4.00%, 05/15/2036	2,750	2,586
4.13%, 10/01/2041(1)	6,000	5,956
4.20%, 07/01/2051(1)	1,240	1,234
4.38%, 09/01/2053(1)	1,670	1,640
4.70%, 07/01/2041(1)	7,500	7,500
5.00%, 08/01/2026(1)	4,000	4,026
5.00%, 08/15/2029	1,000	1,051
5.00%, 11/01/2033	765	823
5.00%, 08/15/2034	1,065	1,117
5.25%, 11/01/2034	1,000	1,104
California Pollution Control Financing Authority
4.10%, 11/01/2042(1)(3)	9,945	9,943
California Public Finance Authority
2.13%, 11/15/2027(3)	875	838
4.00%, 07/15/2041	2,800	2,541
California School Finance Authority
2.00%, 10/01/2024(3)	285	276
3.00%, 10/01/2031(3)	215	187
4.00%, 11/01/2031(3)	500	469
4.00%, 11/01/2041(3)	980	808
California State Public Works Board
4.00%, 11/01/2038	4,000	3,897
5.00%, 03/01/2024	2,500	2,512
5.00%, 03/01/2025	3,340	3,393
5.00%, 08/01/2030	970	1,055
5.00%, 08/01/2033	1,800	1,970
5.00%, 09/01/2039	10,705	10,747
California Statewide Communities Development Authority
4.00%, 09/02/2025	375	367
4.00%, 09/02/2029	300	282
4.00%, 09/02/2031	300	275
4.00%, 04/01/2036	675	624
4.00%, 05/15/2036	1,540	1,463
4.00%, 04/01/2037	700	634
4.00%, 05/15/2037	3,595	3,356
4.00%, 05/15/2038	2,795	2,564
4.00%, 05/15/2039	2,030	1,843
4.75%, 09/02/2033	500	478
5.00%, 04/01/2035	1,300	1,353
5.00%, 02/01/2045	1,175	823
5.00%, 04/01/2046(1)	4,300	4,598
City of Los Angeles Department of Airports
4.00%, 05/15/2035	685	662
4.00%, 05/15/2036	800	766
4.00%, 05/15/2037	850	804
4.00%, 05/15/2038	460	456
4.00%, 05/15/2038	750	695
4.00%, 05/15/2038	8,235	7,628
4.00%, 05/15/2039	775	712
4.00%, 05/15/2039	11,305	10,390

4.00%, 05/15/2040	750	682
4.00%, 05/15/2041	800	722
4.75%, 05/15/2035	8,340	8,374
5.00%, 05/15/2026	520	530
5.00%, 05/15/2028	1,150	1,192
5.00%, 05/15/2031	2,325	2,415
5.00%, 05/15/2033	1,325	1,367
5.00%, 05/15/2033	1,600	1,689
5.00%, 05/15/2034	130	138
5.00%, 05/15/2034	1,860	1,953
5.00%, 05/15/2034	2,295	2,410
5.00%, 05/15/2035	1,510	1,557
5.00%, 05/15/2036	145	154
5.00%, 05/15/2036	2,515	2,567
5.00%, 05/15/2036	2,585	2,680
5.00%, 05/15/2037	2,000	2,051
5.00%, 05/15/2038	3,705	3,788
5.00%, 05/15/2040	1,095	1,095
5.00%, 05/15/2040	10,000	10,150
5.00%, 05/15/2041	2,255	2,279
5.25%, 05/15/2031	4,805	5,007
5.25%, 05/15/2032	1,000	1,042
5.50%, 05/15/2036	3,500	3,786
City of Rancho Cordova CA
5.00%, 09/01/2035	1,155	1,228
5.00%, 09/01/2036	1,255	1,323
5.00%, 09/01/2037	2,705	2,822
City of Rocklin CA
4.00%, 09/01/2043	1,500	1,373
City of Sacramento CA North Natomas Community Facilities District No 4
5.00%, 09/01/2031	3,270	3,552
City of San Mateo CA
5.25%, 09/01/2035	2,930	3,109
City of Vernon CA Electric System Revenue
5.00%, 10/01/2027	475	485
CMFA Special Finance Agency VII
3.00%, 08/01/2056(3)	2,000	1,248
CMFA Special Finance Agency VIII
3.00%, 08/01/2056(3)	2,755	1,696
Corona Community Facilities District
5.00%, 09/01/2027	100	102
5.25%, 09/01/2034	185	194
County of Los Angeles CA Community Facilities District No 2021-01
5.00%, 09/01/2029	150	155
5.00%, 09/01/2031	225	231
5.00%, 09/01/2034	335	344
5.00%, 09/01/2036	560	564
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2041	1,000	1,018
CSCDA Community Improvement Authority
3.00%, 09/01/2056(3)	6,565	3,998
3.13%, 08/01/2056(3)	1,550	985
3.13%, 06/01/2057(3)	4,540	2,679
3.25%, 04/01/2057(3)	2,880	1,846
4.00%, 10/01/2056(3)	250	192
4.00%, 12/01/2056(3)	1,280	848
4.00%, 06/01/2058(3)	1,285	895
4.00%, 12/01/2058(3)	3,360	2,321
4.00%, 12/01/2059(3)	255	151
East Bay Municipal Utility District Water System Revenue
5.00%, 06/01/2038	2,500	2,716
Fontana Unified School District
2.38%, 08/01/2044	1,500	937
Foothill-de Anza Community College District
5.00%, 04/01/2035	250	253
5.00%, 04/01/2036	200	203
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2024	1,000	975
5.00%, 06/01/2024	255	257
Hercules Redevelopment Agency Successor Agency
5.00%, 08/01/2037	2,050	2,155
5.00%, 08/01/2042	630	648
Indian Wells Redevelopment Agency Successor Agency
5.00%, 09/01/2033	2,400	2,486
Kern Community College District
5.25%, 08/01/2036	1,150	1,300
Los Angeles Community College District
4.00%, 08/01/2036	10,020	10,039
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
4.00%, 06/01/2035	2,500	2,539
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200	1,236
5.00%, 12/01/2030	2,520	2,596
5.00%, 12/01/2032	3,250	3,624
5.00%, 12/01/2034	5,375	5,990
Los Angeles Department of Water & Power
5.00%, 07/01/2039	2,500	2,704
5.00%, 07/01/2039	12,645	13,510
5.00%, 07/01/2040	9,185	9,769
5.00%, 07/01/2042	4,495	4,557
Los Angeles Unified School District
4.00%, 07/01/2036	6,190	6,146
4.00%, 07/01/2037	3,000	2,940
5.00%, 07/01/2027	2,385	2,525
Madera Unified School District
4.00%, 08/01/2044	1,250	1,142
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700	1,744
5.00%, 08/01/2028	1,000	1,025
5.00%, 08/01/2029	775	794
5.00%, 08/01/2030	2,530	2,594
Metropolitan Water District of Southern California
4.12% (SIFMA Municipal Swap Index Yield + 0.14%), 07/01/2037(2)	2,530	2,522
4.12% (SIFMA Municipal Swap Index Yield + 0.14%), 07/01/2037(2)	6,650	6,630
Mount Diablo Unified School District
4.00%, 08/01/2026	1,225	1,239
4.00%, 08/01/2029	1,000	1,030

4.00%, 08/01/2030	1,445	1,485
4.00%, 08/01/2032	2,030	2,084
Napa Valley Community College District
4.00%, 08/01/2033	2,500	2,507
Norman Y Mineta San Jose International Airport SJC
4.00%, 03/01/2034	4,000	3,828
5.00%, 03/01/2028	1,340	1,366
5.00%, 03/01/2030	1,700	1,734
5.00%, 03/01/2042	1,390	1,419
Oakland Unified School District/Alameda County
4.00%, 08/01/2046	2,815	2,607
Ontario International Airport Authority
4.00%, 05/15/2039	850	782
4.00%, 05/15/2040	635	576
4.00%, 05/15/2041	400	363
Orange County Sanitation District
5.00%, 02/01/2036	5,000	5,040
Orange County Transportation Authority
5.00%, 10/15/2024	6,385	6,477
Port of Los Angeles
5.00%, 08/01/2027	1,810	1,817
Port of Oakland
5.00%, 05/01/2024	150	151
5.00%, 05/01/2026	1,170	1,191
5.00%, 05/01/2028	1,875	1,946
5.00%, 05/01/2029	1,875	1,961
5.00%, 11/01/2029	1,875	1,968
Regents of the University of California Medical Center Pooled Revenue
5.00%, 05/15/2039	15,000	15,984
Romoland School District
5.00%, 09/01/2043	440	424
Sacramento City Financing Authority
5.00%, 12/01/2033	875	898
Sacramento City Unified School District
5.00%, 07/01/2031	1,740	1,936
San Diego County Regional Airport Authority
4.00%, 07/01/2035	4,815	4,607
5.00%, 07/01/2030	205	214
5.00%, 07/01/2037	6,000	6,134
5.00%, 07/01/2038	6,100	6,192
San Diego Unified School District
5.00%, 07/01/2047	3,090	3,157
San Francisco Bay Area Rapid Transit District
3.00%, 08/01/2050	4,195	2,862
5.00%, 08/01/2039	2,650	2,859
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2037	945	962
San Joaquin Hills Transportation Corridor Agency
5.25%, 01/15/2044	2,000	2,010
5.25%, 01/15/2049	5,260	5,282
Southern California Public Power Authority
5.00%, 07/01/2040	2,230	2,419
State of California
4.00%, 10/01/2024	4,475	4,494
4.00%, 03/01/2025	3,500	3,523
4.00%, 10/01/2025	2,240	2,262
4.00%, 03/01/2026	375	379
4.00%, 10/01/2026	2,740	2,770
4.00%, 10/01/2033	2,900	2,975
4.00%, 11/01/2035	1,750	1,764
4.00%, 03/01/2036	2,385	2,369
4.00%, 10/01/2036	6,300	6,275
4.00%, 11/01/2036	2,735	2,691
5.00%, 12/01/2023	2,980	2,986
5.00%, 05/01/2024	1,945	1,960
5.00%, 10/01/2024	1,790	1,815
5.00%, 12/01/2024	1,255	1,276
5.00%, 10/01/2025	1,280	1,317
5.00%, 09/01/2026	2,000	2,079
5.00%, 08/01/2027	620	636
5.00%, 11/01/2028	8,000	8,552
5.00%, 08/01/2029	935	972
5.00%, 09/01/2029	370	385
5.00%, 11/01/2029	3,170	3,355
5.00%, 04/01/2030	5,130	5,569
5.00%, 08/01/2030	3,500	3,637
5.00%, 08/01/2030	3,910	4,122
5.00%, 09/01/2034	1,430	1,585
5.00%, 10/01/2034	1,440	1,604
5.00%, 04/01/2035	980	1,040
5.00%, 04/01/2035	2,585	2,826
5.00%, 09/01/2035	1,365	1,493
5.00%, 09/01/2035	2,320	2,538
5.00%, 09/01/2035	9,000	9,252
5.00%, 10/01/2036	4,410	4,803
5.00%, 10/01/2037	15,000	16,032
5.00%, 10/01/2039	5,750	6,163
5.00%, 10/01/2041	19,860	20,895
5.00%, 09/01/2042	26,500	28,034
State of California Department of Water Resources
5.00%, 12/01/2025	1,500	1,548
5.00%, 12/01/2033	8,530	9,468
University of California
5.00%, 05/15/2034	1,500	1,709
5.00%, 05/15/2036	1,135	1,267
5.00%, 05/15/2039	20,000	21,701
5.50%, 05/15/2040	14,250	15,891
West Contra Costa Healthcare District
4.00%, 07/01/2034	1,125	1,121

Total California		743,186

Colorado – 1.95%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050	2,127
5.00%, 12/15/2030	3,500	3,626
Adams County School District No 1
5.00%, 12/01/2033	1,000	1,031

Arapahoe County School District No 5 Cherry Creek
2.00%, 12/15/2026	1,500	1,372
2.30%, 12/15/2028	2,500	2,205
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2033	1,150	1,249
5.50%, 12/01/2043	1,750	1,845
Arkansas River Power Authority
5.00%, 10/01/2031	750	757
5.00%, 10/01/2038	4,665	4,539
5.00%, 10/01/2043	5,000	4,682
Boulder Larimer & Weld Counties St Vrain Valley School District Re1J
5.00%, 12/15/2035	2,195	2,259
5.00%, 12/15/2036	1,500	1,540
City & County of Denver CO Airport System Revenue
4.00%, 11/15/2023	4,465	4,460
5.00%, 11/15/2027	8,200	8,447
5.00%, 11/15/2029	3,105	3,176
5.00%, 12/01/2029	1,130	1,162
5.00%, 12/01/2031	9,410	9,629
5.00%, 11/15/2032	2,175	2,355
5.00%, 12/01/2032	385	394
5.00%, 12/01/2035	5,520	5,609
5.00%, 12/01/2043	5,350	5,329
5.50%, 11/15/2031	6,030	6,547
5.50%, 11/15/2032	1,660	1,817
5.50%, 11/15/2033	1,865	2,040
5.50%, 11/15/2042	2,760	2,896
5.75%, 11/15/2034	960	1,078
5.75%, 11/15/2035	890	992
5.75%, 11/15/2040	6,500	7,025
5.75%, 11/15/2041	1,300	1,400
City & County of Denver CO Pledged Excise Tax Revenue
5.00%, 08/01/2042	3,095	3,122
5.00%, 08/01/2044	2,685	2,704
City of Colorado Springs CO Utilities System Revenue
5.00%, 11/15/2035	1,500	1,609
5.00%, 11/15/2042	1,550	1,585
Colorado Educational & Cultural Facilities Authority
4.00%, 05/01/2026	80	78
4.00%, 06/01/2026	535	528
4.00%, 06/01/2028	580	569
4.00%, 05/01/2029	70	66
4.00%, 05/01/2030	65	61
4.00%, 06/01/2030	325	315
4.00%, 06/01/2032	340	326
4.00%, 05/01/2036	75	66
4.00%, 07/01/2036	1,295	1,199
Colorado Health Facilities Authority
2.13%, 05/15/2028	750	685
4.00%, 01/01/2035	2,495	2,439
4.00%, 08/01/2044	1,520	1,268
5.00%, 11/01/2023	1,350	1,351
5.00%, 11/01/2024	1,125	1,134
5.00%, 11/01/2025	1,715	1,743
5.00%, 11/01/2026	1,330	1,366
5.00%, 08/01/2027	1,000	1,041
5.00%, 08/01/2028	1,000	1,050
5.00%, 05/15/2031	1,000	1,086
5.00%, 05/15/2032	1,000	1,096
5.00%, 11/15/2036(1)	1,790	1,792
5.00%, 11/15/2036(1)	4,980	4,986
5.00%, 08/01/2044	6,110	5,941
5.00%, 09/01/2046	1,000	948
5.00%, 08/01/2049(1)	1,330	1,347
5.00%, 11/15/2049(1)	235	244
5.00%, 11/15/2049(1)	2,350	2,411
5.00%, 05/15/2062(1)	3,295	3,379
5.00%, 05/15/2062(1)	4,415	4,634
5.25%, 11/01/2038	1,100	1,127
5.25%, 11/01/2039	1,000	1,019
Colorado Housing & Finance Authority
4.25%, 11/01/2049	360	353
4.25%, 11/01/2049	675	663
County of El Paso CO
4.00%, 12/01/2033	800	800
4.00%, 12/01/2035	910	901
5.00%, 12/01/2031	600	646
Denver City & County School District No 1
5.00%, 12/01/2039	10,000	10,627
Denver Convention Center Hotel Authority
5.00%, 12/01/2030	1,000	1,004
E-470 Public Highway Authority
3.91% (SOFR + 0.35%), 09/01/2039(2)	2,195	2,187
Eagle County Airport Terminal Corp.
5.00%, 05/01/2033	2,000	2,000
Fiddlers Business Improvement District
5.00%, 12/01/2032(3)	1,190	1,165
Ground Water Management Subdistrict of Central Colorado Water Conservancy Distributors
4.00%, 12/01/2040	2,735	2,414
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000	2,105
Morgan Hill Metropolitan District No 3
3.00%, 12/01/2031	490	384
Regional Transportation District
4.00%, 01/15/2033	850	830
4.00%, 07/15/2033	270	262
4.00%, 07/15/2034	750	728
5.00%, 06/01/2031	1,315	1,388
5.00%, 07/15/2032	600	626
Reunion Metropolitan District
3.63%, 12/01/2044	1,673	1,155
Sierra Ridge Metropolitan District No 2
4.00%, 12/01/2042	1,035	895
Southlands Metropolitan District No 1
3.50%, 12/01/2027	500	458
State of Colorado
4.00%, 12/15/2035	7,400	7,294
4.00%, 12/15/2037	1,800	1,711

6.00%, 12/15/2038	7,700	8,797
6.00%, 12/15/2040	7,000	7,934
STC Metropolitan District No 2
3.00%, 12/01/2025	555	526
University of Colorado
2.00%, 06/01/2051(1)	1,310	1,220
2.00%, 06/01/2051(1)	1,545	1,470
2.00%, 06/01/2054(1)	5,955	5,794
5.00%, 06/01/2047	500	517
University of Colorado Hospital Authority
5.00%, 11/15/2047(1)	9,530	9,566
Vauxmont Metropolitan District
5.00%, 12/01/2024	200	202
5.00%, 12/15/2024	135	136
5.00%, 12/01/2025	180	184
5.00%, 12/15/2025	85	87
5.00%, 12/01/2026	195	201
5.00%, 12/01/2027	205	213
5.00%, 12/01/2028	210	220
5.00%, 12/15/2028	130	135
5.00%, 12/01/2029	210	222
5.00%, 12/15/2029	5	5
5.00%, 12/15/2030	125	130
5.00%, 12/01/2031	230	243
5.00%, 12/01/2032	250	264
5.00%, 12/01/2035	100	104
VDW Metropolitan District No 2
4.00%, 12/01/2045	885	742
Weld County School District No RE-2 Eaton
5.00%, 12/01/2037	2,280	2,382
Weld County School District No RE-4
5.00%, 12/01/2042	1,000	1,045

Total Colorado		228,838

Connecticut – 2.48%
City of Bridgeport CT
4.00%, 06/01/2037	2,460	2,282
4.00%, 09/01/2042	995	867
5.00%, 09/15/2029	2,600	2,770
5.00%, 09/15/2030	2,250	2,388
5.00%, 06/01/2033	1,985	2,108
5.00%, 09/01/2040	1,380	1,405
City of Hartford CT
5.00%, 07/15/2026	2,430	2,479
City of New Britain CT
5.00%, 03/01/2027	1,260	1,302
5.00%, 03/01/2028	1,490	1,541
5.00%, 03/01/2033	1,900	1,960
City of New Haven CT
4.00%, 08/01/2037	1,000	886
5.00%, 08/15/2029	2,000	2,051
5.00%, 08/15/2031	1,000	1,026
City of West Haven CT
4.00%, 09/15/2030	300	299
4.00%, 09/15/2031	325	322
Connecticut Housing Finance Authority
2.25%, 11/15/2023	1,250	1,247
3.00%, 11/15/2050	5,355	5,082
3.00%, 05/15/2051	7,925	7,458
5.00%, 05/15/2025	1,995	2,020
5.00%, 11/15/2025	1,270	1,290
5.00%, 05/15/2026	1,290	1,317
5.00%, 11/15/2026	600	616
5.00%, 05/15/2027	675	698
5.00%, 11/15/2027	550	572
5.00%, 05/15/2028	700	732
5.00%, 11/15/2028	750	789
5.00%, 05/15/2029	720	757
5.00%, 11/15/2029	1,000	1,055
Connecticut State Health & Educational Facilities Authority
0.38%, 07/01/2035(1)	5,885	5,681
1.10%, 07/01/2033(1)	22,000	21,034
1.80%, 07/01/2049(1)	2,005	1,959
2.00%, 07/01/2042(1)	6,470	6,033
3.20%, 07/01/2037(1)	5,365	5,207
4.00%, 07/01/2032	250	250
4.00%, 07/01/2033	265	263
4.00%, 07/01/2034	275	271
4.00%, 07/01/2035	250	243
4.00%, 07/01/2036	200	187
4.00%, 07/01/2046	880	718
5.00%, 11/01/2023	695	695
5.00%, 11/01/2024	475	481
5.00%, 07/01/2025(3)	435	424
5.00%, 06/01/2028	400	418
5.00%, 11/01/2028	1,245	1,324
5.00%, 07/01/2029	150	158
5.00%, 07/01/2029(3)	440	413
5.00%, 07/01/2029	1,000	1,041
5.00%, 07/01/2030	175	186
5.00%, 06/01/2031	600	636
5.00%, 07/01/2031	250	268
5.00%, 07/01/2031	2,500	2,512
5.00%, 07/01/2032	700	736
5.00%, 07/01/2032	2,000	2,075
5.00%, 07/01/2033	235	251
5.00%, 07/01/2033	600	633
5.00%, 07/01/2033	2,730	2,825
5.00%, 07/01/2034	320	342
5.00%, 07/01/2034	700	737
5.00%, 07/01/2035	350	372
5.00%, 07/01/2035	950	999
5.00%, 07/01/2036	360	379
5.00%, 07/01/2036	1,000	1,044
5.00%, 07/01/2037	390	407
5.00%, 07/01/2039(3)	1,500	1,339
5.00%, 07/01/2039	3,275	3,370
5.00%, 07/01/2049(3)	1,550	1,195

5.00%, 07/01/2053(1)	2,625	2,680
5.00%, 07/01/2053(1)	3,445	3,465
Metropolitan District
4.00%, 09/01/2037	3,980	3,800
4.00%, 09/01/2038	3,000	2,816
State of Connecticut
3.00%, 01/15/2024	450	448
3.00%, 01/15/2032	3,030	2,707
3.00%, 01/15/2039	1,475	1,147
4.00%, 01/15/2024	290	290
4.00%, 01/15/2036	2,605	2,589
4.00%, 04/15/2037	3,075	2,980
4.00%, 01/15/2039	5,000	4,732
4.00%, 01/15/2039	8,835	8,350
5.00%, 01/15/2026	850	874
5.00%, 04/15/2026	1,500	1,548
5.00%, 08/01/2026	2,800	2,901
5.00%, 06/15/2027	1,680	1,711
5.00%, 08/01/2027	2,315	2,430
5.00%, 09/15/2027	1,000	1,052
5.00%, 03/01/2029	1,500	1,506
5.00%, 04/15/2030	565	604
5.00%, 06/15/2032	500	548
5.00%, 06/15/2032	710	720
5.00%, 09/15/2032	325	357
5.00%, 11/15/2032	200	203
5.00%, 09/15/2033	4,500	4,760
5.00%, 04/15/2034	645	685
5.00%, 04/15/2035	225	238
5.00%, 04/15/2035	4,895	5,101
5.00%, 06/15/2035	300	326
5.00%, 06/15/2035	2,500	2,607
5.00%, 09/15/2035	2,000	2,088
5.00%, 11/15/2035	1,500	1,629
5.00%, 11/15/2035	1,500	1,629
5.00%, 04/15/2036	2,300	2,417
5.00%, 11/15/2036	1,000	1,075
5.00%, 06/15/2038	700	741
5.00%, 01/15/2040	8,325	8,610
5.00%, 01/15/2042	8,780	9,126
State of Connecticut Special Tax Revenue
4.00%, 05/01/2036	1,220	1,205
4.00%, 05/01/2038	830	789
4.00%, 05/01/2039	3,680	3,478
4.00%, 05/01/2040	7,545	7,025
4.00%, 11/01/2040	4,240	3,948
5.00%, 05/01/2030	2,000	2,161
5.00%, 05/01/2033	3,000	3,222
5.00%, 05/01/2034	3,400	3,648
5.00%, 05/01/2034	8,900	9,631
5.00%, 05/01/2035	2,800	3,018
5.00%, 05/01/2037	5,000	5,265
5.00%, 01/01/2038	1,500	1,535
5.00%, 07/01/2038	6,500	6,895
5.00%, 07/01/2039	6,000	6,338
5.25%, 07/01/2040	3,500	3,749
5.25%, 07/01/2042	2,500	2,655
Town of Hamden CT
5.00%, 08/15/2026	500	503
5.00%, 08/15/2026	1,335	1,365
5.00%, 08/01/2030	500	531
Town of North Branford CT
5.00%, 08/02/2024	5,945	5,994
Town of Stratford CT
4.00%, 01/01/2038	1,920	1,743
University of Connecticut
5.00%, 11/01/2028	1,290	1,380
5.00%, 05/01/2042	5,000	5,193
5.25%, 11/15/2034	3,705	3,946

Total Connecticut		291,132

Delaware – 0.14%
Delaware River & Bay Authority
4.00%, 01/01/2042	185	163
4.00%, 01/01/2046	1,100	955
5.00%, 01/01/2029	350	374
5.00%, 01/01/2032	500	549
5.00%, 01/01/2035	350	382
Delaware State Economic Development Authority
1.05%, 01/01/2031(1)	4,630	4,342
Delaware Transportation Authority
5.00%, 07/01/2032	3,210	3,498
5.00%, 09/01/2035	1,000	1,065
State of Delaware
5.00%, 05/01/2025	5,045	5,145

Total Delaware		16,473

District of Columbia – 1.49%
District of Columbia
4.00%, 02/01/2037	2,860	2,790
5.00%, 03/01/2024	455	457
5.00%, 10/01/2029	5,000	5,410
5.00%, 06/01/2030	1,085	1,092
5.00%, 12/01/2033	5,000	5,335
5.00%, 06/01/2034	1,000	1,014
5.00%, 06/01/2034	2,100	2,175
5.00%, 03/01/2035	3,770	4,023
5.00%, 06/01/2035	3,000	3,014
5.00%, 06/01/2037	3,095	3,122
5.00%, 06/01/2038	3,000	3,020
5.00%, 06/01/2038	4,635	4,647
5.00%, 06/01/2042	2,000	2,033
District of Columbia Housing Finance Agency
5.00%, 12/01/2026(1)	3,725	3,751
5.00%, 12/01/2026(1)	5,500	5,539
5.00%, 10/01/2041(1)	5,500	5,565
District of Columbia Water & Sewer Authority
1.75%, 10/01/2054(1)	9,340	9,064
3.00%, 10/01/2057(1)	8,715	8,252

Metropolitan Washington Airports Authority Aviation Revenue
4.00%, 10/01/2037	570	534
4.00%, 10/01/2038	635	587
5.00%, 10/01/2023	850	850
5.00%, 10/01/2024	1,325	1,333
5.00%, 10/01/2024	1,500	1,517
5.00%, 10/01/2025	1,185	1,213
5.00%, 10/01/2026	13,500	13,760
5.00%, 10/01/2027	500	515
5.00%, 10/01/2028	4,150	4,303
5.00%, 10/01/2029	4,155	4,269
5.00%, 10/01/2030	2,530	2,647
5.00%, 10/01/2030	5,280	5,388
5.00%, 10/01/2030	7,500	7,848
5.00%, 10/01/2031	4,305	4,528
5.00%, 10/01/2031	5,335	5,468
5.00%, 10/01/2032	5,000	5,043
5.00%, 10/01/2032	11,490	12,092
5.00%, 10/01/2033	6,230	6,529
5.00%, 10/01/2034	1,520	1,590
5.00%, 10/01/2035	1,350	1,406
5.00%, 10/01/2036	1,075	1,111
5.00%, 10/01/2037	1,000	1,006
5.00%, 10/01/2038	1,855	1,901
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2032	3,145	2,132
4.00%, 10/01/2038	415	383
5.00%, 10/01/2034	1,500	1,563
Washington Convention & Sports Authority
5.00%, 10/01/2023	1,330	1,330
5.00%, 10/01/2024	1,030	1,040
Washington Metropolitan Area Transit Authority
5.00%, 07/01/2024	2,115	2,132
5.00%, 07/01/2032	1,255	1,300
Washington Metropolitan Area Transit Authority Dedicated Revenue
5.00%, 07/15/2024	1,100	1,109
5.00%, 07/15/2036	2,550	2,763
5.00%, 07/15/2037	2,300	2,438
5.00%, 07/15/2038	1,785	1,898
5.00%, 07/15/2039	1,445	1,530

Total District of Columbia		175,359

Florida – 5.53%
Alachua County School Board
5.00%, 07/01/2027	1,155	1,201
5.00%, 07/01/2030	2,140	2,296
Artisan Lakes East Community Development District
2.75%, 05/01/2031	250	209
2.75%, 05/01/2031(3)	270	226
Astonia Community Development District
2.50%, 05/01/2026(3)	190	179
3.00%, 05/01/2031(3)	205	177
Ave Maria Stewardship Community District
2.88%, 05/01/2027	1,020	961
4.50%, 05/01/2033(3)	660	630
Babcock Ranch Community Independent Special District
2.38%, 05/01/2026	95	89
2.88%, 05/01/2031	250	212
5.00%, 05/01/2042	1,920	1,771
5.00%, 05/01/2053	1,440	1,245
Berry Bay Community Development District
2.63%, 05/01/2026	150	141
Brevard County Health Facilities Authority
5.00%, 04/01/2037	2,285	2,341
5.00%, 04/01/2040	5,000	5,025
Capital Projects Finance Authority
5.00%, 10/01/2024	550	551
5.00%, 10/01/2025	2,630	2,644
5.00%, 10/01/2026	1,275	1,288
5.00%, 10/01/2027	1,750	1,773
Capital Trust Agency, Inc.
5.00%, 12/15/2039	1,270	1,170
5.35%, 07/01/2029	245	245
Celebration Community Development District
2.25%, 05/01/2026	105	98
2.75%, 05/01/2031	120	100
Central Florida Expressway Authority
4.00%, 07/01/2039	1,525	1,417
5.00%, 07/01/2026	1,375	1,418
5.00%, 07/01/2035	5,000	5,274
CFM Community Development District
2.88%, 05/01/2031	420	355
Charles Cove Community Development District
3.00%, 05/01/2031	280	239
City of Fort Lauderdale FL Water & Sewer Revenue
4.00%, 03/01/2038	2,400	2,263
City of Gainesville FL Utilities System Revenue
5.00%, 10/01/2044	3,500	3,568
City of Jacksonville FL
5.00%, 10/01/2026	475	493
5.00%, 10/01/2027	380	399
5.00%, 08/15/2028	3,045	3,218
5.00%, 10/01/2028	755	804
5.00%, 08/15/2029	2,500	2,668
5.00%, 10/01/2029	655	705
5.00%, 08/15/2030	1,700	1,792
5.00%, 10/01/2030	615	667
5.00%, 08/15/2031	2,250	2,374
5.00%, 08/15/2032	1,200	1,267
5.00%, 10/01/2032	565	618
5.00%, 08/15/2033	1,200	1,265
City of Miami Beach FL
5.00%, 09/01/2045	1,650	1,655
City of Miami Gardens FL
5.00%, 07/01/2034	1,725	1,738
City of Orlando FL
5.00%, 10/01/2031	1,120	1,194
5.00%, 10/01/2032	1,300	1,332

5.00%, 10/01/2032	1,680	1,793
5.00%, 10/01/2035	1,200	1,274
5.00%, 10/01/2036	1,000	1,056
City of Orlando FL Tourist Development Tax Revenue
5.00%, 11/01/2029	2,000	2,079
City of Palmetto FL
4.25%, 06/01/2027	205	200
5.00%, 06/01/2032	400	402
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2024	400	403
5.00%, 08/15/2025	700	710
City of Tallahassee FL
5.00%, 12/01/2026	1,380	1,394
City of Tampa FL
5.00%, 07/01/2037	1,785	1,789
Cobblestone Community Development District
3.40%, 05/01/2027	120	114
Collier County Educational Facilities Authority
5.50%, 06/01/2032	2,490	2,557
Cordova Palms Community Development District
2.40%, 05/01/2026	105	98
2.80%, 05/01/2031	245	206
4.50%, 05/01/2027	115	113
5.10%, 05/01/2032	170	166
5.30%, 05/01/2032	105	102
County of Brevard FL
5.50%, 09/01/2048	6,615	6,970
County of Broward FL Airport System Revenue
5.00%, 10/01/2025	2,125	2,145
5.00%, 10/01/2026	1,000	1,015
5.00%, 10/01/2026	3,665	3,721
5.00%, 10/01/2027	1,650	1,688
5.00%, 10/01/2027	3,500	3,581
5.00%, 10/01/2028	1,500	1,546
5.00%, 10/01/2029	500	504
5.00%, 10/01/2029	1,150	1,191
5.00%, 10/01/2030	405	413
5.00%, 10/01/2031	1,525	1,570
5.00%, 10/01/2036	1,350	1,370
5.00%, 10/01/2036	1,500	1,513
5.00%, 10/01/2038	1,420	1,426
5.00%, 10/01/2040	12,425	12,394
County of Broward FL Port Facilities Revenue
4.00%, 09/01/2036	1,000	938
5.00%, 09/01/2030	310	331
5.00%, 09/01/2030	1,780	1,843
5.00%, 09/01/2032	265	280
5.00%, 09/01/2034	1,925	1,996
5.00%, 09/01/2035	2,000	2,066
County of Broward FL Tourist Development Tax Revenue
4.00%, 09/01/2039	4,500	4,117
County of Clay FL Sales Surtax Revenue
5.00%, 10/01/2026	1,170	1,210
5.00%, 10/01/2030	1,680	1,796
5.00%, 10/01/2031	1,375	1,470
5.00%, 10/01/2035	1,805	1,924
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,800	1,841
County of Lee FL Airport Revenue
5.00%, 10/01/2039	7,240	7,250
County of Lee FL Solid Waste System Revenue
5.00%, 10/01/2025	3,045	3,061
County of Miami-Dade FL
5.00%, 10/01/2024	1,785	1,803
5.00%, 07/01/2037	1,500	1,515
5.00%, 07/01/2038	1,060	1,075
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2034	1,600	1,562
4.00%, 10/01/2038	1,900	1,789
4.00%, 10/01/2040	1,450	1,346
5.00%, 10/01/2024	2,510	2,532
5.00%, 10/01/2029	625	625
5.00%, 10/01/2030	250	268
5.00%, 10/01/2031	7,500	7,491
5.00%, 10/01/2033	23,355	23,313
5.00%, 10/01/2034	5,520	5,513
5.00%, 10/01/2035	1,000	998
5.00%, 10/01/2037	2,990	2,988
5.00%, 10/01/2038	490	484
5.00%, 10/01/2040	2,380	2,358
County of Miami-Dade FL Transit System
4.00%, 07/01/2036	1,755	1,710
5.00%, 07/01/2043	5,035	5,181
5.00%, 07/01/2044	9,540	9,790
County of Miami-Dade FL Water & Sewer System Revenue
3.00%, 10/01/2036	1,600	1,359
4.00%, 10/01/2035	1,540	1,503
4.00%, 10/01/2040	8,880	8,020
5.00%, 10/01/2031	4,000	4,054
5.00%, 10/01/2032	1,275	1,292
County of Miami-Dade Seaport Department
4.00%, 10/01/2038	1,000	943
4.00%, 10/01/2039	7,000	6,524
4.00%, 10/01/2040	6,000	5,451
4.00%, 10/01/2041	10,000	9,136
6.00%, 10/01/2038	7,000	7,000
6.25%, 10/01/2038	2,000	2,000
County of Palm Beach FL
5.00%, 05/01/2029	1,915	1,967
County of Pasco FL
5.25%, 09/01/2032	550	600
5.25%, 09/01/2033	750	821
5.25%, 09/01/2034	675	738
5.25%, 09/01/2035	585	635
5.50%, 09/01/2037	1,550	1,678
5.50%, 09/01/2038	2,820	3,034
5.50%, 09/01/2039	500	536

5.50%, 09/01/2040	1,250	1,334
Duval County Public Schools
5.00%, 07/01/2031	8,280	8,837
5.00%, 07/01/2032	5,500	5,857
5.00%, 07/01/2033	5,860	6,231
5.00%, 07/01/2034	8,350	8,867
5.00%, 07/01/2035	11,000	11,681
East Nassau Stewardship District
2.40%, 05/01/2026	110	103
3.00%, 05/01/2031	240	204
Elevation Pointe Community Development District
3.90%, 05/01/2027	130	125
4.13%, 05/01/2032	250	231
4.40%, 05/01/2032	1,100	1,027
Entrada Community Development District
2.13%, 05/01/2026(3)	270	251
Epperson North Community Development District
2.45%, 11/01/2026	125	116
2.50%, 05/01/2026	60	56
3.00%, 05/01/2031	150	128
3.10%, 11/01/2031	185	158
Escambia County Health Facilities Authority
4.00%, 08/15/2045	1,305	1,054
Esplanade Lake Club Community Development District
3.25%, 11/01/2025	30	29
3.25%, 11/01/2025	155	150
Florida Department of Management Services
3.00%, 11/01/2035	1,810	1,558
Florida Development Finance Corp.
3.00%, 07/01/2031(3)	275	243
3.00%, 06/01/2032	795	611
4.00%, 06/01/2024(3)	105	104
4.00%, 06/01/2026(3)	110	105
4.00%, 07/01/2031	170	159
4.00%, 11/15/2034	3,300	3,091
4.00%, 11/15/2035	2,850	2,631
5.00%, 04/01/2028	315	325
5.00%, 04/01/2029	250	258
5.00%, 05/01/2029(3)	2,915	2,718
5.00%, 06/01/2031(3)	140	133
5.00%, 06/15/2032	545	548
5.00%, 06/01/2035(3)	125	113
5.00%, 02/01/2036	1,905	1,772
5.00%, 06/15/2038	860	829
5.00%, 06/15/2056	2,570	2,254
Florida Higher Educational Facilities Financial Authority
5.00%, 10/01/2029	1,000	1,018
5.00%, 10/01/2033	1,000	1,011
Florida Housing Finance Corp.
3.50%, 07/01/2051	2,190	2,109
4.50%, 05/01/2026(1)	9,742	9,691
Florida Municipal Power Agency
3.00%, 10/01/2032	1,400	1,227
5.00%, 10/01/2025	3,475	3,543
Fort Pierce Utilities Authority
5.00%, 10/01/2031	200	216
5.00%, 10/01/2032	150	162
5.00%, 10/01/2033	200	216
5.00%, 10/01/2035	250	267
Greater Orlando Aviation Authority
5.00%, 10/01/2031	2,000	2,014
5.00%, 10/01/2033	2,020	2,034
5.00%, 10/01/2034	11,000	11,301
Harbor Bay Community Development District
3.10%, 05/01/2024	100	99
3.10%, 05/01/2024	100	99
Hillsborough County Aviation Authority
4.00%, 10/01/2038	1,000	956
4.00%, 10/01/2041	1,100	1,031
5.00%, 10/01/2025	2,300	2,330
5.00%, 10/01/2031	4,400	4,394
5.00%, 10/01/2032	375	396
5.00%, 10/01/2032	2,500	2,496
5.00%, 10/01/2033	465	490
5.00%, 10/01/2034	2,150	2,264
5.00%, 10/01/2035	2,275	2,386
5.00%, 10/01/2036	2,650	2,762
5.00%, 10/01/2037	700	705
5.00%, 10/01/2040	12,500	12,624
5.00%, 10/01/2047	8,000	8,217
Hillsborough County Port District
5.00%, 06/01/2038	900	902
Hillsborough County School Board
5.00%, 07/01/2029	1,795	1,884
Hilltop Point Community Development District
5.00%, 05/01/2033	200	191
Hyde Park Community Development District No 1
3.25%, 05/01/2027	345	325
3.60%, 05/01/2032	505	442
JEA Electric System Revenue
4.00%, 10/01/2038	10,830	9,593
4.00%, 10/01/2039	10,550	9,282
5.00%, 10/01/2026	1,120	1,158
5.00%, 10/01/2031	1,360	1,450
5.00%, 10/01/2033	2,130	2,253
5.00%, 10/01/2034	1,215	1,286
JEA Water & Sewer System Revenue
4.00%, 10/01/2038	4,390	4,139
Lakes of Sarasota Community Development District
3.63%, 05/01/2031	130	118
3.88%, 05/01/2031	625	578
4.13%, 05/01/2031	1,000	936
Lakewood Ranch Stewardship District
2.30%, 05/01/2026	140	131
2.50%, 05/01/2025(3)	285	274
2.63%, 05/01/2031	300	249
3.13%, 05/01/2030(3)	310	273

4.35%, 05/01/2024	285	284
4.55%, 05/01/2024(3)	160	160
Laurel Road Community Development District
3.00%, 05/01/2031	350	298
3.13%, 05/01/2031	870	747
Lee County Industrial Development Authority
5.00%, 11/15/2039	1,850	1,759
Lee County School Board
5.00%, 08/01/2028	3,275	3,468
Lee Memorial Health System
5.00%, 04/01/2033(1)	2,850	2,886
5.00%, 04/01/2035	6,575	6,828
5.00%, 04/01/2037	2,060	2,104
Live Oak Lake Community Development District
3.80%, 05/01/2030	1,745	1,596
LT Ranch Community Development District
3.00%, 05/01/2025	300	291
Manatee County School District
5.00%, 10/01/2025	520	531
5.00%, 10/01/2029	1,250	1,294
5.00%, 10/01/2030	1,250	1,292
Marion County School Board
5.00%, 06/01/2026	1,455	1,476
Martin County Health Facilities Authority
5.00%, 11/15/2023	800	801
Meadow View at Twin Creeks Community Development District
2.40%, 05/01/2026	100	94
3.00%, 05/01/2031	310	264
Miami Beach Health Facilities Authority
4.00%, 11/15/2041	500	420
Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225	1,245
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110	111
5.00%, 08/01/2026	155	158
5.00%, 08/01/2027	345	354
5.00%, 08/01/2028	400	411
5.00%, 08/01/2028	460	475
5.00%, 08/01/2029	480	491
5.00%, 08/01/2030	680	693
5.00%, 08/01/2030	1,050	1,086
5.00%, 08/01/2032	750	764
Mid-Bay Bridge Authority
5.00%, 10/01/2040	1,375	1,326
Midtown Miami Community Development District
5.00%, 05/01/2037	965	903
Mirada II Community Development District
2.50%, 05/01/2026	305	287
Monroe County School District
5.00%, 06/01/2033	540	568
5.00%, 06/01/2035	500	525
North AR-1 Pasco Community Development District
2.63%, 05/01/2026	150	141
North Springs Improvement District
4.00%, 05/01/2041	2,000	1,832
Orange County Convention Center
5.00%, 10/01/2023	1,510	1,510
Orange County Health Facilities Authority
5.00%, 10/01/2039	1,125	1,116
Orange County School Board
5.00%, 08/01/2029	1,000	1,021
5.00%, 08/01/2033	1,740	1,783
Orlando Utilities Commission
1.25%, 10/01/2046(1)	1,190	990
Palm Beach County Health Facilities Authority
4.00%, 06/01/2026	150	145
4.00%, 06/01/2031	625	563
5.00%, 12/01/2023	105	105
5.00%, 05/15/2024	615	609
5.00%, 12/01/2024	105	106
5.00%, 05/15/2028	1,920	1,803
Palm Beach County Housing Finance Authority
5.00%, 02/01/2027(1)	4,285	4,328
Palm Beach County School District
5.00%, 08/01/2024	220	222
5.00%, 08/01/2026	1,065	1,101
5.00%, 08/01/2026	3,750	3,875
5.00%, 08/01/2030	4,520	4,589
5.00%, 08/01/2032	3,000	3,041
5.00%, 08/01/2038	1,280	1,341
5.00%, 08/01/2039	2,560	2,671
5.25%, 08/01/2038	6,500	6,961
Palm Coast Park Community Development District
2.40%, 05/01/2026	115	108
4.63%, 05/01/2032	500	480
Pasco County School Board
5.00%, 08/01/2030	450	489
5.00%, 08/01/2033	1,000	1,071
Pine Isle Community Development District
3.00%, 12/15/2031(3)	100	87
Pinellas County Housing Finance Authority
0.65%, 01/01/2025(1)	2,210	2,134
Poitras East Community Development District
4.00%, 05/01/2028	1,000	969
Portico Community Development District
2.80%, 05/01/2025	415	400
Preston Cove Community Development District
3.25%, 05/01/2027	200	188
3.60%, 05/01/2032	340	298
Reunion East Community Development District
2.40%, 05/01/2026	110	103
2.85%, 05/01/2031	200	171
Reunion West Community Development District
3.00%, 05/01/2036	450	357
Ridge at Apopka Community Development District
4.75%, 05/01/2027	205	202

River Hall Community Development District
3.00%, 05/01/2031	250	214
Rivers Edge II Community Development District
2.40%, 05/01/2026	345	323
3.00%, 05/01/2031	300	256
Rolling Hills Community Development District
3.13%, 05/01/2027	305	286
3.65%, 05/01/2032	400	351
3.75%, 05/01/2042	485	364
Sawyers Landing Community Development District
3.25%, 05/01/2026	300	282
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000	3,050
5.00%, 05/01/2026	1,000	1,009
5.00%, 05/01/2028	2,785	2,818
5.00%, 11/01/2029	1,180	1,189
5.00%, 02/01/2030	500	509
5.00%, 05/01/2031	5,000	5,068
5.00%, 05/01/2031(1)	6,410	6,431
School District of Broward County
5.00%, 07/01/2028	1,500	1,556
5.00%, 07/01/2029	2,545	2,633
5.00%, 07/01/2030	3,955	4,272
5.00%, 07/01/2030	5,500	5,578
5.00%, 07/01/2031	1,000	1,075
5.00%, 07/01/2033	5,000	5,326
5.00%, 07/01/2038	6,410	6,712
5.00%, 07/01/2045	12,400	12,755
Seminole Improvement District
4.40%, 10/01/2027	250	244
5.00%, 10/01/2032	250	242
5.30%, 10/01/2037	500	480
Somerset Community Development District
4.00%, 05/01/2024	200	199
4.00%, 05/01/2025	210	207
4.00%, 05/01/2032	255	233
Southern Groves Community Development District No 5
2.80%, 05/01/2031	200	168
Southshore Bay Community Development District
3.00%, 05/01/2033(3)	200	163
St Johns County Industrial Development Authority
4.00%, 12/15/2025	170	164
4.00%, 12/15/2026	185	176
4.00%, 12/15/2027	215	201
St Johns County School Board
5.00%, 07/01/2029	1,250	1,340
5.00%, 07/01/2030	1,500	1,602
5.00%, 07/01/2031	1,000	1,068
State of Florida
5.00%, 06/01/2024	2,415	2,434
5.00%, 07/01/2024	2,460	2,484
State of Florida Department of Transportation Turnpike System Revenue
3.00%, 07/01/2035	1,530	1,306
4.00%, 07/01/2039	3,625	3,378
State of Florida Lottery Revenue
5.00%, 07/01/2024	1,400	1,411
5.00%, 07/01/2024	4,000	4,032
Stillwater Community Development District
2.38%, 06/15/2026(3)	185	173
Sunbridge Stewardship District
5.20%, 05/01/2042	500	460
Sunshine Skyway Bridge
4.00%, 07/01/2037	2,355	2,193
Tampa Bay Water
5.00%, 10/01/2042	1,875	1,957
5.00%, 10/01/2043	2,000	2,084
5.00%, 10/01/2044	3,345	3,469
Tampa-Hillsborough County Expressway Authority
5.00%, 07/01/2048	5,145	5,152
Tolomato Community Development District
2.00%, 05/01/2024	1,295	1,269
2.10%, 05/01/2025	1,340	1,272
2.80%, 05/01/2027	1,635	1,534
2.88%, 05/01/2027	140	132
3.00%, 05/01/2032	1,500	1,274
3.50%, 05/01/2024	100	99
Tradition Community Development District No 9
2.30%, 05/01/2026	195	183
2.70%, 05/01/2031	270	226
Two Rivers North Community Development District
4.63%, 05/01/2027	105	103
4.88%, 05/01/2032	250	240
V-Dana Community Development District
2.60%, 05/01/2026	95	90
3.13%, 05/01/2031	125	109
Verano No 3 Community Development District
2.38%, 05/01/2026	60	56
3.00%, 05/01/2031	120	103
Viera Stewardship District
2.30%, 05/01/2026	255	238
2.80%, 05/01/2031	465	392
4.60%, 05/01/2033	1,770	1,698
Village Community Development District No 13
2.55%, 05/01/2031	1,230	1,059
Village Community Development District No 15
4.38%, 05/01/2033(3)	485	471
Volusia County Educational Facility Authority
4.00%, 10/15/2037	740	671
5.00%, 10/15/2044	390	393
5.00%, 10/15/2049	730	726
Volusia County School Board
5.00%, 08/01/2024	2,100	2,114
Watergrass Community Development District II
2.00%, 05/01/2026	285	264
2.50%, 05/01/2031	310	255
West Villages Improvement District
4.00%, 05/01/2024	105	105

Westside Community Development District
3.50%, 05/01/2024(3)	155	154
Westside Haines City Community Development District
2.50%, 05/01/2026	95	89
3.00%, 05/01/2031	215	185
Windward at Lakewood Ranch Community Development District
3.25%, 05/01/2027	340	320
3.63%, 05/01/2032	345	303
Wiregrass II Community Development District
4.50%, 05/01/2027	100	98
4.80%, 05/01/2032	240	230

Total Florida		650,398

Georgia – 4.20%
Atlanta Urban Redevelopment Agency
2.38%, 07/01/2026(3)	1,335	1,262
2.88%, 07/01/2031(3)	2,080	1,814
Bartow County Development Authority
3.95%, 12/01/2032(1)	8,030	7,749
Brookhaven Development Authority
5.00%, 07/01/2025	1,400	1,427
5.00%, 07/01/2031	650	691
5.00%, 07/01/2037	1,800	1,870
City of Atlanta GA Department of Aviation
4.00%, 07/01/2038	255	236
5.00%, 07/01/2026	580	590
5.00%, 07/01/2026	1,210	1,251
5.00%, 07/01/2027	2,635	2,764
5.00%, 01/01/2029	875	876
5.00%, 07/01/2032	250	263
5.00%, 07/01/2033	350	366
5.00%, 07/01/2033	2,000	2,104
5.00%, 07/01/2034	250	261
5.00%, 07/01/2034	1,300	1,365
5.00%, 07/01/2035	350	365
5.00%, 07/01/2036	350	362
5.00%, 07/01/2037	385	395
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2038	1,590	1,624
5.00%, 11/01/2040	24,425	24,541
Cobb County Kennestone Hospital Authority
4.00%, 04/01/2033	500	479
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054(1)	2,700	2,806
5.00%, 07/01/2054(1)	3,330	3,379
DeKalb Private Hospital Authority
5.00%, 07/01/2027	1,235	1,293
Development Authority for Fulton County
5.00%, 06/15/2044	580	596
Development Authority of Burke County
1.50%, 01/01/2040(1)	4,000	3,785
1.70%, 12/01/2049(1)	2,400	2,320
2.88%, 12/01/2049(1)	5,640	5,421
2.93%, 11/01/2053(1)	2,940	2,905
3.25%, 11/01/2045(1)	3,000	2,936
3.80%, 10/01/2032(1)	5,555	5,416
5.00%, 07/01/2049(1)	48,910	48,910
Development Authority of Monroe County
3.88%, 10/01/2048(1)	4,815	4,712
4.80%, 11/01/2048(1)	38,000	38,000
Fayette County Hospital Authority
5.00%, 07/01/2054(1)	1,300	1,302
Fulton County Residential Care Facilities for the Elderly Authority
3.00%, 04/01/2024(3)	150	148
George L Smith II Congress Center Authority
2.38%, 01/01/2031	1,250	1,041
4.00%, 01/01/2036	2,000	1,797
Glynn-Brunswick Memorial Hospital Authority
4.00%, 08/01/2036	2,000	1,771
4.00%, 08/01/2037	750	648
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635	604
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2024	500	502
Main Street Natural Gas, Inc.
4.00%, 12/01/2029	1,370	1,295
4.00%, 08/01/2048(1)	13,275	13,271
4.00%, 08/01/2049(1)	36,670	36,435
4.00%, 03/01/2050(1)	10,000	9,774
4.00%, 05/01/2052(1)	23,800	22,731
4.00%, 07/01/2052(1)	16,090	15,665
4.00%, 09/01/2052(1)	11,210	10,583
4.48% (1 Month LIBOR USD + 0.83%), 08/01/2048(2)	1,700	1,702
5.00%, 05/15/2027	1,500	1,494
5.00%, 12/01/2052(1)	5,490	5,480
5.00%, 06/01/2053(1)	18,230	18,080
5.00%, 07/01/2053(1)	5,755	5,811
5.00%, 09/01/2053(1)	30,420	30,737
5.00%, 12/01/2053(1)	19,735	19,959
5.00%, 12/01/2054(1)	11,030	10,927
5.26% (SOFR + 1.70%), 12/01/2053(2)	42,000	41,702
Metropolitan Atlanta Rapid Transit Authority
5.00%, 07/01/2033	1,250	1,400
5.00%, 07/01/2034	1,000	1,119
5.00%, 07/01/2035	525	585
5.00%, 07/01/2039	900	962
Municipal Electric Authority of Georgia
4.00%, 11/01/2023	805	805
4.00%, 01/01/2034	1,800	1,737
4.00%, 01/01/2035	435	414
4.00%, 01/01/2035	1,500	1,436
4.00%, 01/01/2036	435	413
4.00%, 01/01/2037	860	806
4.00%, 01/01/2038	850	776
4.00%, 01/01/2039	850	767
4.00%, 01/01/2046	400	347
4.00%, 01/01/2046	590	511
4.00%, 01/01/2051	220	182
4.00%, 01/01/2051	1,100	916

5.00%, 01/01/2024	830	831
5.00%, 01/01/2025	350	353
5.00%, 01/01/2025	900	908
5.00%, 01/01/2025	950	958
5.00%, 01/01/2026	300	305
5.00%, 01/01/2026	320	326
5.00%, 01/01/2026	1,000	1,017
5.00%, 01/01/2027	300	307
5.00%, 01/01/2027	1,500	1,537
5.00%, 11/01/2027	200	207
5.00%, 01/01/2028	25	26
5.00%, 01/01/2028	750	777
5.00%, 11/01/2028	275	287
5.00%, 11/01/2029	300	315
5.00%, 01/01/2030	1,000	1,033
5.00%, 01/01/2031	685	713
5.00%, 01/01/2033	1,200	1,249
5.00%, 01/01/2034	1,080	1,141
5.00%, 01/01/2035	465	481
5.00%, 01/01/2039	605	611
5.00%, 01/01/2048	1,455	1,393
5.00%, 01/01/2056	190	179
5.00%, 01/01/2056	280	272
5.00%, 01/01/2056	1,930	1,862
5.00%, 01/01/2062	700	702
5.00%, 01/01/2062	1,155	1,159
5.00%, 01/01/2063	515	483
Paulding County Hospital Authority
4.00%, 04/01/2041	3,225	2,889
5.00%, 04/01/2033	250	264
5.00%, 04/01/2034	350	369
5.00%, 04/01/2035	200	210
5.00%, 04/01/2036	330	344
5.00%, 04/01/2037	300	310
5.00%, 04/01/2038	450	460
5.00%, 04/01/2039	725	738
5.00%, 04/01/2042	1,875	1,887
5.00%, 04/01/2043	8,750	8,770
Private Colleges & Universities Authority
4.00%, 04/01/2037	1,000	968
5.00%, 10/01/2023	300	300
5.00%, 04/01/2027	1,900	1,910
5.00%, 04/01/2028	400	418
5.00%, 04/01/2034	780	838
5.00%, 04/01/2044	1,000	1,006
State of Georgia
4.00%, 08/01/2034	6,455	6,582
4.00%, 02/01/2036	5,000	4,944

Total Georgia		494,408

Guam – 0.16%
Guam Department of Education
3.63%, 02/01/2025	570	549
Territory of Guam
4.00%, 01/01/2036	6,405	5,727
4.00%, 01/01/2042	500	405
5.00%, 11/01/2027	430	434
5.00%, 01/01/2028	375	377
5.00%, 11/01/2028	485	490
5.00%, 12/01/2028	2,500	2,520
5.00%, 01/01/2029	850	852
5.00%, 11/01/2029	485	489
5.00%, 01/01/2030	750	748
5.00%, 12/01/2030	1,750	1,757
5.00%, 01/01/2031	625	621
5.00%, 11/15/2031	1,450	1,429
5.00%, 12/01/2034	2,500	2,505
5.00%, 11/15/2039	500	463

Total Guam		19,366

Hawaii – 0.40%
City & County Honolulu HI Wastewater System Revenue
5.00%, 07/01/2036	1,930	1,971
City & County of Honolulu HI
5.00%, 09/01/2024	1,275	1,288
5.00%, 11/01/2024	1,895	1,918
5.00%, 06/01/2027(1)	3,075	3,123
5.00%, 11/01/2028	540	577
5.00%, 10/01/2029	2,000	2,045
5.00%, 11/01/2029	1,800	1,943
5.00%, 07/01/2034	810	873
5.00%, 07/01/2035	1,345	1,442
Kauai County Community Facilities District
4.00%, 05/15/2028	485	464
State of Hawaii
5.00%, 01/01/2030	2,330	2,480
State of Hawaii Airports System Revenue
5.00%, 07/01/2031	1,275	1,305
5.00%, 07/01/2032	1,500	1,535
5.00%, 07/01/2033	1,425	1,459
5.00%, 07/01/2041	3,000	2,992
State of Hawaii Harbor System Revenue
4.00%, 07/01/2034	2,000	1,898
4.00%, 07/01/2035	2,320	2,182
4.00%, 07/01/2036	545	521
4.00%, 07/01/2039	1,000	926
University of Hawaii
5.00%, 10/01/2028	4,015	4,278
5.00%, 10/01/2028	4,445	4,737
5.00%, 10/01/2029	1,225	1,319
5.00%, 10/01/2030	5,350	5,822

Total Hawaii		47,098

Idaho – 0.14%
Boise State University
5.00%, 04/01/2048	1,595	1,618
Idaho Health Facilities Authority
4.00%, 03/01/2034	400	376
4.00%, 03/01/2035	250	232
4.00%, 03/01/2039	700	618

4.00%, 03/01/2040	835	727
4.00%, 03/01/2041	850	732
4.00%, 03/01/2046	2,900	2,429
Idaho Housing & Finance Association
3.00%, 05/01/2032	480	416
3.00%, 05/01/2032	630	546
4.00%, 07/15/2036	500	468
4.00%, 07/15/2039	6,500	5,839
4.00%, 01/01/2050	155	151
5.00%, 08/15/2040	2,380	2,516

Total Idaho		16,668

Illinois – 8.28%
Champaign County Community Unit School District No 4 Champaign
0.00%, 01/01/2025	485	459
Chicago Board of Education
5.00%, 12/01/2023	2,000	2,003
5.00%, 12/01/2024	130	131
5.00%, 12/01/2024	2,175	2,187
5.00%, 12/01/2025	2,500	2,515
5.00%, 12/01/2026	145	147
5.00%, 12/01/2026	3,660	3,709
5.00%, 12/01/2028	1,270	1,290
5.00%, 12/01/2029	540	549
5.00%, 12/01/2030	2,000	2,026
5.00%, 12/01/2030	2,430	2,462
5.00%, 12/01/2031	2,185	2,204
5.00%, 12/01/2033	300	301
5.00%, 12/01/2033	2,310	2,217
5.00%, 12/01/2033	5,845	5,879
5.00%, 12/01/2037	7,950	7,719
5.00%, 12/01/2038	1,250	1,204
5.00%, 12/01/2039	5,000	4,777
5.00%, 12/01/2041	550	520
5.00%, 12/01/2042	200	184
5.00%, 12/01/2046	1,000	956
5.00%, 12/01/2046	1,200	1,085
5.00%, 12/01/2046	3,555	3,216
5.00%, 12/01/2047	5,295	4,890
5.25%, 12/01/2039	2,000	1,898
6.50%, 12/01/2046	100	103
6.75%, 12/01/2030(3)	1,500	1,617
7.00%, 12/01/2046(3)	400	420
Chicago Midway International Airport
4.00%, 01/01/2033	1,915	1,819
5.00%, 01/01/2027	1,000	998
5.00%, 01/01/2027	1,800	1,810
5.00%, 01/01/2030	865	862
5.00%, 01/01/2034	1,000	994
5.00%, 01/01/2041	835	833
5.50%, 01/01/2028	5,000	5,001
Chicago O’Hare International Airport
4.00%, 01/01/2035	6,450	6,336
4.00%, 01/01/2036	2,500	2,428
4.00%, 01/01/2036	3,285	3,190
4.00%, 01/01/2037	2,500	2,394
4.00%, 01/01/2038	1,500	1,421
5.00%, 01/01/2025	415	418
5.00%, 01/01/2027	520	528
5.00%, 01/01/2028	1,000	1,017
5.00%, 01/01/2030	520	534
5.00%, 01/01/2030	2,000	2,016
5.00%, 01/01/2030	3,105	3,118
5.00%, 01/01/2031	660	670
5.00%, 01/01/2031	700	702
5.00%, 01/01/2031	835	857
5.00%, 01/01/2032	600	625
5.00%, 01/01/2032	1,140	1,170
5.00%, 01/01/2032	1,300	1,302
5.00%, 01/01/2032	11,555	11,639
5.00%, 01/01/2033	345	351
5.00%, 01/01/2033	400	418
5.00%, 01/01/2033	1,200	1,231
5.00%, 01/01/2033	2,520	2,538
5.00%, 07/01/2033	550	552
5.00%, 01/01/2034	325	338
5.00%, 01/01/2034	400	407
5.00%, 01/01/2035	715	739
5.00%, 01/01/2035	1,285	1,315
5.00%, 01/01/2036	430	435
5.00%, 01/01/2036	750	770
5.00%, 01/01/2037	2,000	2,012
5.00%, 01/01/2038	1,785	1,830
5.00%, 01/01/2042	500	492
5.00%, 01/01/2048	880	880
5.00%, 01/01/2048	1,025	1,016
5.00%, 01/01/2053	615	615
Chicago Park District
5.00%, 01/01/2029	3,000	3,006
5.00%, 01/01/2044	5,700	5,732
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 06/01/2024	200	200
5.00%, 06/01/2025	200	202
5.00%, 06/01/2026	160	163
5.00%, 06/01/2026	8,275	8,435
5.00%, 06/01/2029	1,500	1,564
City of Calumet City IL
4.50%, 03/01/2043	1,945	1,732
5.50%, 03/01/2030	755	803
5.50%, 03/01/2034	700	742
5.50%, 03/01/2036	400	420
5.50%, 03/01/2038	555	574
City of Chicago IL
5.00%, 01/01/2027	500	506
5.00%, 01/01/2027	2,000	2,044
5.00%, 01/01/2030	2,000	2,070
5.00%, 01/01/2030	2,380	2,463
5.00%, 01/01/2031	2,400	2,467

5.00%, 01/01/2031	2,915	3,022
5.00%, 01/01/2032	13,095	13,467
5.00%, 01/01/2033	2,000	2,050
5.00%, 01/01/2034	1,445	1,479
5.00%, 01/01/2035	2,650	2,655
5.00%, 01/01/2035	7,540	7,715
5.25%, 01/01/2027	2,435	2,474
5.50%, 01/01/2039	4,400	4,518
5.50%, 01/01/2041	4,000	4,063
5.63%, 01/01/2031	1,500	1,558
5.75%, 01/01/2034	2,000	2,084
6.00%, 01/01/2038	1,910	1,983
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000	2,004
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2024	500	501
5.00%, 01/01/2028	2,900	2,904
5.00%, 01/01/2029	1,300	1,301
5.00%, 01/01/2030	1,000	1,011
5.00%, 01/01/2030	1,310	1,322
5.00%, 01/01/2038	1,775	1,849
5.00%, 01/01/2039	2,500	2,594
5.00%, 01/01/2044	5,000	4,891
City of Chicago IL Waterworks Revenue
4.00%, 11/01/2023	1,025	1,024
5.00%, 11/01/2023	650	650
5.00%, 11/01/2024	250	252
5.00%, 11/01/2024	1,000	1,007
5.00%, 11/01/2024	1,150	1,157
5.00%, 11/01/2025	1,000	1,005
5.00%, 11/01/2038	1,250	1,301
5.00%, 11/01/2039	2,000	2,073
City of Galesburg IL
4.00%, 10/01/2036	565	498
5.00%, 10/01/2029	230	233
5.00%, 10/01/2031	325	329
City of Joliet IL
5.00%, 12/15/2037	1,000	1,040
5.00%, 12/15/2038	1,090	1,124
5.25%, 12/15/2039	730	765
5.50%, 12/15/2042	1,305	1,377
5.50%, 12/15/2044	3,075	3,240
City of Springfield IL
5.00%, 12/01/2025	395	403
5.00%, 12/01/2026	160	162
City of Sterling IL
4.00%, 11/01/2031	500	503
4.00%, 11/01/2032	500	500
City of Waukegan IL Water & Sewer System Revenue
4.00%, 12/30/2036	500	467
5.00%, 12/30/2031	635	689
Community Unit School District Number 427 DeKalb & Kane Counties Illinois
4.00%, 02/01/2032	700	701
4.00%, 02/01/2035	350	343
4.00%, 02/01/2037	535	496
Cook County Community College District No 508
5.25%, 12/01/2028	1,150	1,150
Cook County School District No 87 Berkeley
3.00%, 12/01/2034	1,000	844
3.00%, 12/01/2037	1,000	775
3.00%, 12/01/2038	1,000	767
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850	859
County of Cook IL
4.00%, 11/15/2026	555	557
4.00%, 11/15/2027	560	564
4.00%, 11/15/2028	280	282
5.00%, 11/15/2023	350	350
5.00%, 11/15/2023	3,090	3,093
5.00%, 11/15/2024	375	379
5.00%, 11/15/2025	375	381
5.00%, 11/15/2026	750	771
5.00%, 11/15/2026	1,450	1,491
5.00%, 11/15/2029	1,000	1,030
5.00%, 11/15/2029	1,630	1,725
5.00%, 11/15/2030	500	515
5.00%, 11/15/2031	1,750	1,847
5.00%, 11/15/2032	2,800	2,948
5.00%, 11/15/2034	1,200	1,228
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2032	175	188
5.00%, 11/15/2033	150	159
5.00%, 11/15/2033	2,795	2,888
5.00%, 11/15/2035	315	332
5.00%, 11/15/2036	645	673
5.25%, 11/15/2035	3,000	3,112
County of Kendall IL
5.00%, 12/15/2024	2,190	2,215
County of Sangamon IL
3.00%, 12/15/2032	500	441
4.00%, 12/15/2036	500	469
Crawford Hospital District
4.00%, 01/01/2041	580	488
Illinois Development Finance Authority
0.00%, 07/15/2025	4,500	4,184
Illinois Finance Authority
3.00%, 07/01/2035	1,475	1,261
3.63%, 02/15/2032	355	335
3.75%, 02/15/2034	200	189
4.00%, 10/01/2028(3)	280	264
4.00%, 10/15/2028	670	618
4.00%, 11/01/2028	235	230
4.00%, 10/01/2029(3)	405	376
4.00%, 10/15/2029	1,045	946
4.00%, 10/01/2030(3)	630	578
4.00%, 10/15/2030	730	649
4.00%, 11/01/2030	250	241

4.00%, 11/01/2030	2,500	2,396
4.00%, 10/01/2031(3)	620	563
4.00%, 10/15/2031	1,135	991
4.00%, 10/01/2032(3)	340	305
4.00%, 10/01/2033(3)	375	332
4.00%, 08/01/2034	2,050	1,919
4.00%, 08/01/2035	1,625	1,501
4.00%, 02/15/2036	800	762
4.00%, 07/15/2037	3,090	2,887
4.00%, 08/01/2037	1,160	1,033
4.00%, 07/15/2038	5,750	5,308
4.00%, 08/01/2038	1,165	1,020
4.00%, 10/01/2038	7,090	6,587
4.00%, 07/15/2039	6,280	5,714
4.00%, 08/15/2039	9,280	8,547
4.00%, 02/15/2041	5	5
4.00%, 02/15/2041	1,860	1,640
4.13%, 08/15/2037	1,090	955
4.60%, 08/15/2057(1)	1,100	1,100
5.00%, 11/15/2023	1,680	1,681
5.00%, 12/01/2023	1,880	1,882
5.00%, 01/01/2024	250	251
5.00%, 02/15/2024	215	216
5.00%, 05/15/2024	350	352
5.00%, 02/15/2025	695	703
5.00%, 07/15/2025	230	234
5.00%, 08/01/2025	1,605	1,604
5.00%, 02/15/2026	360	368
5.00%, 02/15/2026	1,345	1,373
5.00%, 08/15/2026	1,500	1,548
5.00%, 03/01/2028	15	15
5.00%, 05/15/2028	13,620	13,949
5.00%, 07/01/2028	750	772
5.00%, 09/01/2028	500	491
5.00%, 01/01/2029	1,650	1,719
5.00%, 02/15/2029	1,445	1,489
5.00%, 10/01/2029	505	530
5.00%, 12/01/2029	340	346
5.00%, 02/15/2030	1,240	1,276
5.00%, 05/15/2030	1,180	1,084
5.00%, 07/01/2030	275	284
5.00%, 07/15/2030	710	742
5.00%, 08/15/2030	630	669
5.00%, 09/01/2030	430	418
5.00%, 10/01/2030	565	588
5.00%, 11/01/2030	1,455	1,487
5.00%, 11/15/2030	2,000	2,014
5.00%, 01/01/2031	3,545	3,683
5.00%, 02/15/2031	300	308
5.00%, 05/15/2031	5,000	5,058
5.00%, 07/01/2031	1,420	1,479
5.00%, 08/15/2031	1,525	1,630
5.00%, 05/15/2032	3,745	3,787
5.00%, 07/01/2033	10,000	10,664
5.00%, 08/15/2033	250	258
5.00%, 10/01/2033	500	510
5.00%, 10/01/2033	700	721
5.00%, 12/01/2033	700	709
5.00%, 01/01/2034	605	629
5.00%, 02/15/2034	1,770	1,816
5.00%, 08/15/2034	1,725	1,832
5.00%, 08/15/2034	2,500	2,562
5.00%, 10/01/2034	430	437
5.00%, 11/15/2034	300	301
5.00%, 11/15/2034	3,000	3,012
5.00%, 07/01/2035	2,160	2,240
5.00%, 08/15/2035	100	99
5.00%, 08/15/2035	600	618
5.00%, 10/01/2035	400	405
5.00%, 10/01/2035	4,470	4,529
5.00%, 02/15/2036	735	750
5.00%, 07/01/2036	830	859
5.00%, 08/15/2036	1,000	1,031
5.00%, 10/01/2036	620	628
5.00%, 01/01/2037	2,785	2,925
5.00%, 05/15/2037	500	534
5.00%, 08/15/2037	1,000	1,031
5.00%, 08/15/2038	1,000	1,028
5.00%, 11/15/2038	3,795	3,711
5.00%, 05/15/2039	1,100	1,157
5.00%, 08/15/2039	1,200	1,225
5.00%, 08/15/2040	5,000	5,070
5.00%, 02/15/2041	840	846
5.00%, 08/01/2042	120	114
5.00%, 01/01/2044	4,145	4,354
5.00%, 08/15/2044	200	188
5.00%, 12/01/2046	5,950	5,517
5.00%, 08/01/2049	140	128
5.00%, 05/15/2050(1)	1,625	1,629
5.00%, 05/15/2050(1)	2,170	2,203
5.00%, 08/15/2053(1)	1,120	1,172
5.25%, 08/15/2031	500	519
5.25%, 07/01/2035	20,085	21,569
5.50%, 10/01/2047	635	603
Illinois Housing Development Authority
0.80%, 07/01/2026	1,000	905
3.50%, 04/01/2052	5,300	5,045
3.75%, 04/01/2050	520	504
4.50%, 10/01/2048	3,345	3,308
6.25%, 10/01/2052	5,650	5,940
Illinois Municipal Electric Agency
4.00%, 02/01/2034	4,500	4,238
4.00%, 02/01/2035	24,645	22,978
5.00%, 02/01/2031	470	476
5.00%, 02/01/2032	5,000	5,052
Illinois Sports Facilities Authority
5.00%, 06/15/2030	950	942

5.00%, 06/15/2031	575	570
5.25%, 06/15/2032	1,735	1,743
Illinois State Toll Highway Authority
5.00%, 01/01/2024	935	937
5.00%, 01/01/2025	1,250	1,265
5.00%, 01/01/2026	1,550	1,586
5.00%, 01/01/2028	3,000	3,153
5.00%, 12/01/2031	235	238
5.00%, 12/01/2032	425	431
5.00%, 01/01/2034	1,300	1,357
5.00%, 01/01/2036	1,000	1,078
5.00%, 01/01/2036	2,500	2,536
5.00%, 01/01/2037	1,260	1,265
5.00%, 01/01/2037	4,425	4,427
5.00%, 01/01/2038	13,715	13,782
5.00%, 01/01/2038	40,000	39,999
5.00%, 01/01/2039	2,000	1,998
5.00%, 01/01/2040	1,150	1,152
5.00%, 01/01/2040	7,050	7,063
5.00%, 01/01/2041	2,190	2,251
5.00%, 01/01/2041	6,665	6,716
5.00%, 01/01/2042	6,840	6,942
5.00%, 01/01/2044	2,270	2,305
5.00%, 01/01/2046	1,140	1,160
Illinois State University
5.00%, 04/01/2032	1,745	1,818
Jersey & Greene County Community Unit School District No 100 Jerseyville
5.00%, 12/01/2027	1,105	1,128
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2025	4,125	4,177
5.00%, 02/01/2026	1,930	1,978
La Salle County Community Unit School District No 2 Serena
5.25%, 12/01/2036	1,440	1,531
5.50%, 12/01/2040	2,145	2,255
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000	1,012
5.00%, 01/01/2027	100	101
5.00%, 01/01/2027	2,100	2,127
Lake County Consolidated High School District No 120 Mundelein
5.50%, 12/01/2039	1,000	1,059
Lake County School District No 112 North Shore
4.00%, 12/01/2037	1,695	1,560
Macon & de Witt Counties Community Unit School District No 2 Maroa-Forsyth
4.00%, 12/01/2034	820	815
4.00%, 12/01/2035	870	849
4.00%, 12/01/2036	500	472
Macon County School District No 61 Decatur
4.00%, 01/01/2029	1,240	1,245
4.00%, 01/01/2033	1,950	1,940
4.00%, 01/01/2034	1,750	1,735
Madison County Community Unit School District No 8 Bethalto
4.00%, 12/01/2034	775	754
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	460	455
0.00%, 01/15/2024	540	533
0.00%, 01/15/2025	1,000	943
0.00%, 01/15/2026	1,000	903
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2023	165	163
0.00%, 12/15/2024	1,000	946
0.00%, 06/15/2028	15,615	12,644
0.00%, 06/15/2029	2,540	1,962
0.00%, 12/15/2030	11,000	7,935
5.00%, 12/15/2028	1,000	1,022
5.00%, 12/15/2032	550	562
5.00%, 06/15/2050	11,060	10,677
Metropolitan Water Reclamation District of Greater Chicago
5.25%, 12/01/2032	1,800	2,024
Northern Illinois University
4.00%, 10/01/2034	1,000	944
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375	1,431
Peoria Public Building Commission
5.00%, 12/01/2023	2,375	2,378
Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2024	2,275	2,289
Regional Transportation Authority
5.75%, 06/01/2034	3,400	3,867
Sales Tax Securitization Corp.
5.00%, 01/01/2025	1,000	1,011
5.00%, 01/01/2025	4,000	4,043
5.00%, 01/01/2026	2,000	2,037
5.00%, 01/01/2029	1,000	1,047
5.00%, 01/01/2036	3,285	3,403
5.00%, 01/01/2037	1,140	1,179
5.25%, 01/01/2043	1,100	1,115
5.50%, 01/01/2036	2,000	2,114
Sangamon & Christian Counties Community Unit School District No 3A Rochester
5.50%, 02/01/2040	805	842
5.50%, 02/01/2043	530	552
5.50%, 02/01/2047	530	546
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin
5.00%, 12/01/2040	1,625	1,643
Sangamon County School District No 186 Springfield
5.50%, 06/01/2048	1,000	1,042
Sangamon Logan & Menard Counties Community Unit School Distributors No 15 Williamsville
5.00%, 12/01/2027	325	336
5.00%, 12/01/2029	710	747
5.00%, 12/01/2031	600	626
5.00%, 12/01/2033	375	389
Southern Illinois University
4.00%, 04/01/2029	200	192
4.00%, 04/01/2035	300	273
4.00%, 04/01/2039	500	425
5.00%, 04/01/2032	240	249
5.00%, 04/01/2033	300	309

Southwestern Illinois Development Authority
4.00%, 04/15/2031	1,000	1,003
5.50%, 12/01/2035	750	823
5.50%, 12/01/2037	2,850	3,060
5.50%, 12/01/2038	6,250	6,658
5.50%, 12/01/2039	6,350	6,739
State of Illinois
4.00%, 03/01/2024	4,000	3,995
4.00%, 02/01/2030	4,725	4,599
4.00%, 03/01/2031	1,500	1,476
4.00%, 10/01/2032	1,390	1,354
4.00%, 03/01/2038	1,125	1,018
5.00%, 09/01/2024	1,365	1,374
5.00%, 11/01/2024	750	756
5.00%, 02/01/2025	455	455
5.00%, 05/01/2025	3,050	3,055
5.00%, 06/01/2025	880	892
5.00%, 10/01/2025	10,000	10,161
5.00%, 11/01/2025	2,040	2,074
5.00%, 11/01/2025	8,965	9,115
5.00%, 06/01/2026	125	128
5.00%, 10/01/2026	2,270	2,327
5.00%, 11/01/2026	2,120	2,174
5.00%, 02/01/2027	635	653
5.00%, 02/01/2028	1,000	1,027
5.00%, 05/01/2028	265	265
5.00%, 07/01/2028	8,465	8,801
5.00%, 11/01/2028	12,940	13,361
5.00%, 02/01/2029	1,000	1,025
5.00%, 03/01/2029	2,620	2,734
5.00%, 04/01/2029	605	605
5.00%, 05/01/2029	2,820	2,947
5.00%, 03/01/2030	1,875	1,967
5.00%, 03/01/2030	11,310	11,866
5.00%, 10/01/2030	3,575	3,760
5.00%, 03/01/2031	11,350	11,953
5.00%, 10/01/2031	1,750	1,836
5.00%, 10/01/2031	6,500	6,692
5.00%, 05/01/2032	800	796
5.00%, 01/01/2033	415	419
5.00%, 03/01/2033	1,000	1,045
5.00%, 03/01/2034	1,000	1,044
5.00%, 01/01/2035	1,400	1,407
5.00%, 03/01/2035	3,670	3,808
5.00%, 03/01/2035	23,005	23,873
5.00%, 07/01/2035	2,340	2,427
5.00%, 03/01/2036	1,000	1,030
5.00%, 07/01/2036	11,055	11,362
5.00%, 02/01/2039	1,500	1,444
5.00%, 01/01/2041	800	766
5.00%, 11/01/2041	1,500	1,429
5.25%, 02/01/2029	3,720	3,724
5.25%, 02/01/2030	100	100
5.25%, 12/01/2030	11,685	12,105
5.25%, 02/01/2031	760	761
5.25%, 05/01/2043	4,680	4,745
State of Illinois Sales Tax Revenue
4.00%, 06/15/2027	1,000	980
5.00%, 06/15/2024	590	594
5.00%, 06/15/2024	4,905	4,910
5.00%, 06/15/2025	340	346
5.00%, 06/15/2025	4,190	4,193
5.00%, 06/15/2026	500	511
5.00%, 06/15/2027	1,000	1,030
University of Illinois
3.00%, 04/01/2034	3,400	2,914
4.00%, 04/01/2036	1,500	1,410
Village of Bolingbrook IL
4.00%, 03/01/2025	500	500
4.00%, 03/01/2027	1,000	1,002
Village of Bourbonnais IL
5.25%, 12/01/2042	2,840	2,941
Will County Community Unit School District No 365 Valley View
0.00%, 11/01/2025	1,520	1,365
0.00%, 11/01/2026	905	791
5.00%, 11/01/2023	420	420
5.00%, 11/01/2024	2,390	2,417
5.00%, 11/01/2026	1,800	1,869
Will County School District No 114 Manhattan
5.00%, 01/01/2037	370	386
5.00%, 01/01/2038	355	365
5.25%, 01/01/2039	280	293
5.25%, 01/01/2041	1,160	1,203
5.50%, 01/01/2047	4,880	5,119
Woodford Lasalle Livingston Etc Counties Community Unit Distributors No 6 Fieldcrest
4.00%, 12/01/2034	1,000	987
4.00%, 12/01/2036	1,095	1,028

Total Illinois		973,599

Indiana – 1.68%
Ball State University
5.00%, 07/01/2033	955	994
Center Grove Community School Corp.
5.00%, 01/01/2024	1,435	1,436
City of Indianapolis Department of Public Utilities Water System Revenue
5.00%, 10/01/2037	10,000	10,079
City of Whiting IN
5.00%, 12/01/2044(1)	18,900	19,190
County of St Joseph IN
5.00%, 04/01/2033	1,245	1,289
Elkhart County Building Corp.
4.00%, 12/01/2032	1,265	1,259
Evansville Waterworks District
5.00%, 01/01/2037	500	530
Indiana Finance Authority
0.65%, 08/01/2025	2,250	2,050
0.70%, 12/01/2046(1)	8,525	7,706
0.75%, 12/01/2038(1)	500	437
0.95%, 12/01/2038(1)	900	793

1.40%, 08/01/2029	2,500	2,052
2.25%, 12/01/2058(1)	1,285	1,238
3.75%, 03/01/2031(1)	1,450	1,416
4.00%, 02/01/2036	15,000	14,755
4.00%, 10/01/2036	1,100	1,069
4.00%, 02/01/2037	12,395	12,046
4.13%, 12/01/2026	2,815	2,750
4.30%, 05/01/2034(1)	5,000	4,997
4.30%, 12/01/2037(1)	2,500	2,498
4.50%, 05/01/2035(1)	1,200	1,173
4.50%, 12/15/2046(1)	10,000	9,984
5.00%, 12/01/2024	3,000	3,040
5.00%, 05/01/2026	1,100	1,129
5.00%, 11/01/2026	1,200	1,240
5.00%, 05/01/2027	700	728
5.00%, 05/01/2029	685	728
5.00%, 11/01/2029	2,350	2,457
5.00%, 09/01/2031	440	452
5.00%, 03/01/2036	2,000	2,009
5.00%, 09/01/2036	1,000	1,017
5.00%, 12/01/2040	28,455	28,605
5.25%, 02/01/2033	2,500	2,543
Indiana Housing & Community Development Authority
3.00%, 07/01/2050	785	741
3.00%, 07/01/2051	840	795
3.50%, 01/01/2049	745	719
5.00%, 01/01/2024	285	286
5.00%, 01/01/2024	500	501
5.00%, 07/01/2024	295	297
5.00%, 07/01/2024	500	503
5.00%, 01/01/2025	300	304
5.00%, 01/01/2025	1,245	1,258
5.00%, 01/01/2026	300	307
5.00%, 01/01/2026	600	612
5.00%, 07/01/2026	320	330
5.00%, 07/01/2026	400	410
5.00%, 10/01/2026(1)	3,445	3,451
5.00%, 01/01/2027	300	309
5.00%, 01/01/2027	575	592
5.00%, 07/01/2027	300	311
5.00%, 07/01/2027	400	415
5.00%, 01/01/2028	600	625
5.00%, 07/01/2028	500	524
Indiana Municipal Power Agency
5.00%, 01/01/2029	7,155	7,210
Indianapolis Local Public Improvement Bond Bank
4.00%, 01/01/2035	1,725	1,626
5.00%, 07/15/2024	1,000	1,009
5.00%, 01/01/2025	1,195	1,200
5.00%, 07/15/2025	750	766
5.00%, 01/15/2027	700	729
5.00%, 01/01/2028	455	455
5.00%, 01/15/2028	500	529
5.00%, 01/01/2029	1,000	1,015
5.00%, 01/01/2030	3,530	3,527
5.00%, 01/01/2031	1,000	1,013
5.00%, 01/01/2032	5,000	5,010
5.00%, 01/01/2036	615	654
5.00%, 01/01/2037	900	948
5.00%, 01/01/2038	1,125	1,170
5.00%, 01/01/2039	1,250	1,295
5.25%, 01/01/2039	2,000	2,063
IPS Multi-School Building Corp.
5.25%, 07/15/2041	3,450	3,608
Mount Vernon of Hancock County Multi-School Building Corp.
5.50%, 07/15/2035	500	550
5.50%, 07/15/2036	1,000	1,092
5.50%, 07/15/2038	1,000	1,074
Northwestern School Building Corp.
6.00%, 07/15/2039	900	990
Tippecanoe County School Building Corp.
6.00%, 01/15/2043	825	925
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390	397
5.00%, 01/15/2029	540	550
5.00%, 01/15/2030	700	713

Total Indiana		197,097

Iowa – 0.41%
City of Coralville IA
4.00%, 06/01/2026	415	397
4.00%, 06/01/2028	300	281
4.00%, 05/01/2030	700	668
4.00%, 06/01/2034	890	776
5.00%, 05/01/2036	735	738
5.00%, 05/01/2038	1,400	1,373
5.00%, 05/01/2040	2,260	2,180
5.00%, 05/01/2041	1,650	1,581
City of Des Moines IA
1.88%, 06/01/2040	1,500	908
College Community School District Infrastructure Sales Services & Use Tax
4.13%, 06/01/2042	3,170	2,901
Dubuque Community School District Infrastructure Sales Services & Use Tax
3.00%, 07/01/2036	600	493
3.00%, 07/01/2037	675	536
Iowa City Community School District
2.50%, 06/01/2038	2,000	1,411
Iowa Finance Authority
1.50%, 01/01/2042(1)	1,370	1,342
5.00%, 08/01/2036	4,545	4,936
5.00%, 08/01/2037	2,040	2,192
5.00%, 05/15/2043	270	208
5.00%, 05/15/2048	825	607
Iowa Higher Education Loan Authority
4.00%, 10/01/2030	380	363
4.00%, 10/01/2031	395	373
4.00%, 10/01/2033	275	255
4.00%, 10/01/2036	325	287

Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	1,000	1,008
5.00%, 12/01/2025	1,775	1,788
5.00%, 12/01/2028	1,640	1,672
5.00%, 12/01/2029	1,275	1,300
5.00%, 12/01/2030	1,000	1,028
PEFA, Inc.
5.00%, 09/01/2049(1)	17,160	17,119

Total Iowa		48,721

Kansas – 0.21%
City of Manhattan KS
4.00%, 06/01/2028	300	279
4.00%, 06/01/2036	500	406
City of Prairie Village KS
2.88%, 04/01/2030	315	274
3.13%, 04/01/2036	500	386
Kansas Development Finance Authority
5.00%, 11/15/2054(1)	4,710	5,021
5.00%, 11/15/2054(1)	12,320	12,876
Wyandotte County Unified School District No 500 Kansas City
4.13%, 09/01/2037	750	761
Wyandotte County-Kansas City Unified Government Utility System Revenue
5.00%, 09/01/2035	4,315	4,363

Total Kansas		24,366

Kentucky – 1.08%
City of Ashland KY
5.00%, 02/01/2028	255	260
5.00%, 02/01/2032	395	398
City of Henderson KY
3.70%, 01/01/2032(3)	5,000	4,733
4.45%, 01/01/2042(3)	6,920	6,382
County of Carroll KY
1.55%, 09/01/2042(1)	10,750	9,514
1.75%, 10/01/2034(1)	1,045	932
County of Trimble KY
1.30%, 09/01/2044(1)	3,000	2,547
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000	1,008
5.00%, 09/01/2025	1,250	1,272
Kentucky Bond Development Corp.
5.00%, 09/01/2038	1,000	1,033
Kentucky Economic Development Finance Authority
5.00%, 08/01/2030	2,160	2,230
Kentucky Public Energy Authority
4.00%, 04/01/2048(1)	8,000	7,969
4.00%, 01/01/2049(1)	12,500	12,383
4.00%, 02/01/2050(1)	27,000	26,007
4.00%, 12/01/2050(1)	17,720	17,377
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,495	1,540
5.00%, 04/01/2027	1,000	1,036
5.00%, 11/01/2027	2,435	2,511
5.00%, 05/01/2029	1,000	1,037
5.00%, 05/01/2029	1,025	1,073
5.00%, 11/01/2031	1,685	1,768
5.00%, 05/01/2032	270	281
Kentucky State University
3.00%, 11/01/2032	160	142
5.00%, 11/01/2031	180	196
Kentucky Turnpike Authority
5.00%, 07/01/2033	340	369
5.00%, 07/01/2035	500	538
Louisville & Jefferson County Metropolitan Government
4.00%, 04/01/2036	12,510	12,311
5.00%, 10/01/2023	1,565	1,565
5.00%, 10/01/2030	2,500	2,536
5.00%, 10/01/2032	430	436
5.00%, 10/01/2037	1,200	1,209
5.00%, 10/01/2047(1)	740	751
5.00%, 10/01/2047(1)	1,100	1,126
5.00%, 10/01/2047(1)	2,165	2,165

Total Kentucky		126,635

Louisiana – 1.72%
City of Youngsville LA Sales Tax Revenue
4.00%, 05/01/2036	250	246
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000	1,019
5.00%, 11/01/2036	1,000	1,016
5.00%, 11/01/2042	2,440	2,450
Greater Ouachita Water Co.
5.00%, 09/01/2027	1,000	1,047
5.00%, 09/01/2028	960	1,019
5.00%, 09/01/2029	365	391
Jefferson Parish Consolidated Sewerage District No 1
4.00%, 02/01/2035	1,330	1,320
4.00%, 02/01/2036	750	736
4.00%, 02/01/2038	1,055	985
4.00%, 02/01/2039	2,740	2,536
4.00%, 02/01/2042	370	333
Jefferson Parish Consolidated Waterworks District No 2
4.00%, 02/01/2037	5,000	4,835
Louisiana Local Government Environmental Facilities & Community Development Auth
0.88%, 02/01/2046(1)	7,420	7,047
5.00%, 10/01/2028	1,045	1,101
5.00%, 08/15/2037	20,000	20,183
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027(1)	2,500	2,484
1.65%, 09/01/2034(1)	4,500	4,472
Louisiana Public Facilities Authority
0.00%, 10/01/2027	2,000	1,998
4.00%, 10/01/2036	765	701
5.00%, 12/15/2023	335	336
5.00%, 12/15/2024	330	334
5.00%, 12/15/2025	275	281
5.00%, 12/15/2026	300	310
5.00%, 12/15/2028	250	261
5.00%, 12/15/2029	200	208

5.00%, 12/15/2030	150	156
5.00%, 05/15/2031	1,250	1,274
5.00%, 12/15/2031	390	405
5.00%, 05/15/2032	1,000	1,019
5.00%, 05/15/2050(1)	7,500	7,553
New Orleans Aviation Board
5.00%, 01/01/2024	55	55
5.00%, 01/01/2024	1,525	1,526
5.00%, 01/01/2027	850	852
5.00%, 01/01/2028	155	158
5.00%, 01/01/2028	1,250	1,256
5.00%, 01/01/2029	810	814
5.00%, 01/01/2030	275	279
5.00%, 01/01/2033	740	751
5.00%, 01/01/2033	2,600	2,686
5.00%, 01/01/2034	170	173
5.00%, 01/01/2034	750	761
5.00%, 01/01/2034	2,750	2,840
5.00%, 01/01/2040	9,890	9,768
Parish of St James LA
4.20%, 11/01/2040(1)	61,725	61,725
Parish of St John the Baptist LA
2.10%, 06/01/2037(1)	5,995	5,884
2.13%, 06/01/2037(1)	7,600	7,460
2.20%, 06/01/2037(1)	2,475	2,314
4.05%, 06/01/2037(1)	5,090	4,998
Port New Orleans Board of Commissioners
5.00%, 04/01/2034	750	755
5.00%, 04/01/2035	420	420
5.00%, 04/01/2035	1,000	1,003
5.00%, 04/01/2037	500	495
Regional Transit Authority Sales Tax Revenue
5.00%, 01/01/2035	6,080	6,498
State of Louisiana
4.00%, 05/01/2032	5,000	4,926
4.00%, 05/01/2034	10,685	10,541
5.00%, 03/01/2038	5,000	5,208

Total Louisiana		202,202

Maine – 0.07%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041	1,480	1,176
4.00%, 07/01/2046	330	246
5.00%, 07/01/2032	550	580
5.00%, 07/01/2034	600	633
5.00%, 07/01/2034	1,000	1,046
5.00%, 07/01/2037	125	130
5.00%, 07/01/2039	175	179
5.00%, 07/01/2041	250	254
5.00%, 07/01/2041	1,235	1,088
5.00%, 07/01/2043	300	302
5.00%, 07/01/2046	590	489
Maine Municipal Bond Bank
5.00%, 11/01/2033	650	684
Maine Turnpike Authority
5.00%, 07/01/2032	885	954
5.00%, 07/01/2034	900	965

Total Maine		8,726

Maryland – 1.68%
City of Baltimore MD
4.00%, 07/01/2036	1,460	1,435
4.00%, 07/01/2037	790	755
4.00%, 07/01/2037	1,235	1,180
4.00%, 07/01/2039	605	563
4.50%, 06/01/2033	150	142
5.00%, 07/01/2026	720	742
5.00%, 07/01/2029	4,770	4,932
5.00%, 09/01/2030	3,000	2,892
5.00%, 09/01/2032	1,000	956
5.00%, 10/15/2037	890	959
County of Baltimore MD
4.00%, 03/01/2036	5,075	5,012
5.00%, 10/01/2023	2,495	2,495
5.00%, 03/01/2024	1,100	1,105
County of Montgomery MD
5.00%, 10/01/2024	1,210	1,225
County of Prince George’s MD
5.00%, 07/01/2034	2,000	2,215
5.00%, 07/15/2035	6,480	6,817
Maryland Community Development Administration
2.85%, 03/01/2024	325	323
2.95%, 03/01/2025	385	378
3.00%, 09/01/2051	18,805	17,650
3.10%, 03/01/2026	180	175
3.25%, 03/01/2027	595	576
3.50%, 03/01/2050	795	766
4.00%, 09/01/2049	710	694
5.00%, 09/01/2042	2,000	1,993
5.75%, 09/01/2054	5,000	5,201
6.00%, 03/01/2053	4,945	5,174
Maryland Economic Development Corp.
3.25%, 09/01/2030	1,225	1,111
4.00%, 09/01/2040	410	343
4.00%, 09/01/2050	1,295	982
5.00%, 06/01/2028	2,000	2,036
5.00%, 11/12/2028	7,185	7,240
5.00%, 06/30/2038	2,800	2,753
5.00%, 12/31/2039	2,350	2,294
5.00%, 06/30/2040	2,795	2,711
5.00%, 12/31/2040	3,575	3,465
5.00%, 06/30/2041	4,860	4,681
5.00%, 12/31/2041	3,155	3,037
5.00%, 06/30/2042	5,000	4,775
5.38%, 07/01/2038	1,215	1,266
Maryland Health & Higher Educational Facilities Authority
4.00%, 07/01/2042	120	100
5.00%, 07/01/2024	535	538
5.00%, 07/01/2032	750	756

5.00%, 07/01/2035	75	76
5.00%, 07/01/2045(1)	2,075	2,131
5.50%, 01/01/2029	1,500	1,557
5.50%, 01/01/2030	1,750	1,814
Maryland Stadium Authority
5.00%, 05/01/2032	765	785
5.00%, 05/01/2036	2,500	2,551
5.00%, 05/01/2041	5,000	5,166
5.00%, 05/01/2047	6,725	6,779
Maryland State Transportation Authority
5.00%, 07/01/2024	1,000	1,009
5.00%, 07/01/2030	4,655	4,875
5.00%, 07/01/2034	1,550	1,672
Montgomery County Housing Opportunities Commission
0.80%, 07/01/2025	700	656
Prince George’s County Revenue Authority
5.00%, 05/01/2030	1,085	1,147
State of Maryland
3.00%, 08/01/2027	6,490	6,260
4.00%, 08/01/2035	1,000	1,006
5.00%, 08/01/2024	1,450	1,465
5.00%, 06/01/2034	2,115	2,341
5.00%, 06/01/2035	3,700	4,068
5.00%, 03/15/2036	5,500	6,046
5.00%, 06/01/2037	6,535	7,053
State of Maryland Department of Transportation
3.00%, 10/01/2031	6,000	5,512
3.00%, 10/01/2033	2,500	2,240
4.00%, 10/01/2032	1,400	1,408
5.00%, 12/01/2023	815	816
5.00%, 10/01/2024	5,000	5,059
5.00%, 10/01/2026	11,570	12,020
5.00%, 12/01/2027	1,205	1,275
5.00%, 12/01/2028	1,335	1,432
Washington Suburban Sanitary Commission
3.00%, 06/01/2026	5,000	4,863

Total Maryland		197,525

Massachusetts – 1.77%
City of Waltham MA
2.13%, 10/15/2039	2,340	1,583
Commonwealth of Massachusetts
2.00%, 03/01/2037	5,500	3,925
4.00%, 11/01/2040	1,075	1,006
4.00%, 02/01/2042	6,000	5,525
5.00%, 09/01/2025	6,400	6,556
5.00%, 07/01/2028	350	363
5.00%, 12/01/2030	1,500	1,560
5.00%, 01/01/2032	1,890	1,995
5.00%, 10/01/2033	4,075	4,529
5.00%, 07/01/2035	1,500	1,592
5.00%, 01/01/2036	1,000	1,058
5.00%, 04/01/2036	1,520	1,575
5.00%, 07/01/2036	1,000	1,055
5.00%, 07/01/2036	12,630	12,838
5.00%, 04/01/2037	3,850	3,972
5.00%, 07/01/2037	4,670	4,784
5.00%, 09/01/2038	2,620	2,725
5.00%, 11/01/2038	10,000	10,310
5.00%, 05/01/2039	925	987
5.00%, 05/01/2040	1,250	1,329
5.00%, 07/01/2040	5,000	5,053
5.50%, 08/01/2030	1,140	1,263
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2040	7,435	7,658
Massachusetts Bay Transportation Authority Sales Tax Revenue
0.00%, 07/01/2031	4,000	2,817
5.00%, 07/01/2040	5,000	5,038
5.00%, 07/01/2041	4,000	4,240
Massachusetts Clean Water Trust
5.00%, 08/01/2031	1,790	1,909
Massachusetts Development Finance Agency
4.00%, 07/15/2036	16,860	16,929
4.00%, 07/01/2045	1,325	1,169
5.00%, 10/01/2024	2,020	2,040
5.00%, 07/01/2025	1,090	1,097
5.00%, 10/01/2025	905	906
5.00%, 07/01/2026	1,140	1,153
5.00%, 10/01/2026	955	958
5.00%, 10/01/2028	475	496
5.00%, 07/01/2030	590	616
5.00%, 01/01/2031	475	482
5.00%, 10/01/2031	355	368
5.00%, 01/01/2032	635	643
5.00%, 07/01/2032	500	507
5.00%, 10/01/2032	1,000	1,111
5.00%, 01/01/2033	540	547
5.00%, 07/15/2033(3)	315	288
5.00%, 10/01/2033	750	756
5.00%, 10/01/2033	1,000	1,104
5.00%, 01/01/2034	710	718
5.00%, 07/01/2034	500	504
5.00%, 07/15/2034(3)	270	243
5.00%, 10/01/2034	835	840
5.00%, 10/01/2034	1,900	1,836
5.00%, 01/01/2035	745	752
5.00%, 07/15/2035(3)	275	245
5.00%, 01/01/2036	1,100	1,107
5.00%, 07/15/2036(3)	230	203
5.00%, 07/01/2037	2,235	2,236
5.00%, 07/15/2037(3)	245	214
5.00%, 07/01/2038(1)	8,525	8,544
5.00%, 10/01/2039	2,250	2,389
5.00%, 01/01/2040	755	738
5.00%, 10/01/2041	1,450	1,392
5.00%, 03/01/2044	1,000	1,000
5.00%, 10/01/2048	1,750	1,750

Massachusetts Educational Financing Authority
2.00%, 07/01/2037	2,700	2,163
5.00%, 07/01/2024	2,190	2,198
5.00%, 07/01/2026	5,000	5,052
5.00%, 07/01/2027	1,500	1,521
5.00%, 07/01/2028	1,250	1,269
5.00%, 07/01/2029	1,600	1,629
5.00%, 07/01/2030	1,425	1,455
Massachusetts Housing Finance Agency
0.80%, 12/01/2025	1,820	1,662
1.85%, 12/01/2050(1)	5,250	5,001
4.53% (SIFMA Municipal Swap Index Yield + 0.55%), 11/01/2048(2)	9,220	9,220
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500	1,522
5.00%, 11/15/2034	10,000	10,361
5.00%, 08/15/2037	9,650	9,788
Massachusetts Water Resources Authority
5.25%, 08/01/2033	2,065	2,364

Total Massachusetts		208,331

Michigan – 3.84%
Avondale School District
5.00%, 11/01/2023	680	680
5.00%, 11/01/2024	800	810
5.00%, 11/01/2025	785	805
5.00%, 11/01/2026	765	795
Calhoun County Hospital Finance Authority
5.00%, 02/15/2028	750	745
Center Line Public Schools
5.25%, 05/01/2048	3,000	3,076
City of Detroit MI
5.00%, 04/01/2024	900	900
5.00%, 04/01/2025	900	903
5.00%, 04/01/2034	750	765
5.00%, 04/01/2035	1,700	1,727
5.00%, 04/01/2036	300	303
City of Greenville MI
4.00%, 06/01/2035	715	711
City of Lansing MI
5.00%, 06/01/2037	1,000	1,064
City of Royal Oak MI
5.00%, 04/01/2029	500	532
5.00%, 04/01/2031	1,045	1,111
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2023	500	500
5.00%, 10/01/2024	765	773
County of Jackson MI
4.00%, 05/01/2034	610	612
County of Kent MI
5.00%, 06/01/2028	700	722
Dearborn School District
5.00%, 05/01/2035	1,080	1,154
Detroit City School District
5.25%, 05/01/2030	3,345	3,632
DeWitt Public Schools
5.00%, 05/01/2036	1,000	1,072
Ferndale Public Schools
5.00%, 05/01/2043	650	661
5.00%, 05/01/2049	2,795	2,816
Grand Rapids Public Schools
5.00%, 05/01/2025	1,075	1,089
5.00%, 11/01/2037	1,750	1,804
5.00%, 11/01/2038	1,000	1,026
Grandville Public Schools
5.00%, 05/01/2040	1,500	1,510
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000	3,076
5.00%, 07/01/2032	290	319
5.00%, 07/01/2034	355	385
5.50%, 07/01/2052	1,330	1,379
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2032	215	237
5.00%, 07/01/2034	395	429
5.00%, 07/01/2046	2,625	2,672
5.00%, 07/01/2046	3,120	3,025
Karegnondi Water Authority
5.00%, 11/01/2034	1,430	1,457
5.00%, 11/01/2041	2,225	2,228
Lake Orion Community School District
5.00%, 05/01/2025	3,275	3,336
Lansing Board of Water & Light
2.00%, 07/01/2051(1)	8,585	7,665
5.00%, 07/01/2037	4,875	5,081
5.00%, 07/01/2038	2,620	2,708
Lapeer Community Schools
5.00%, 05/01/2039	2,730	2,808
Michigan Finance Authority
1.20%, 10/15/2030(1)	1,900	1,617
1.20%, 10/15/2038(1)	18,900	16,083
3.75%, 11/15/2049(1)	3,600	3,552
4.00%, 12/01/2035	1,500	1,423
4.00%, 12/01/2036	6,610	6,245
4.00%, 12/01/2036	22,235	21,006
4.00%, 12/01/2040	1,485	1,359
5.00%, 10/01/2023	420	420
5.00%, 10/01/2024	3,000	3,035
5.00%, 11/01/2024	750	759
5.00%, 11/01/2025	400	408
5.00%, 11/01/2026	500	517
5.00%, 12/01/2026	1,190	1,233
5.00%, 06/01/2027	3,190	3,306
5.00%, 11/01/2027	500	522
5.00%, 04/15/2029	4,000	4,231
5.00%, 06/01/2029	1,500	1,582
5.00%, 12/01/2029	500	520
5.00%, 04/15/2030	4,155	4,432
5.00%, 06/01/2030	1,725	1,834
5.00%, 07/01/2030	600	608
5.00%, 10/01/2030	800	804

5.00%, 06/01/2031	2,895	3,088
5.00%, 04/15/2032	3,165	3,411
5.00%, 06/01/2032	280	298
5.00%, 08/01/2032	850	858
5.00%, 10/01/2032	1,150	1,259
5.00%, 11/15/2032	1,445	1,470
5.00%, 04/15/2033	1,935	2,087
5.00%, 06/01/2033	510	541
5.00%, 04/15/2034	970	1,044
5.00%, 07/01/2034	1,600	1,619
5.00%, 04/15/2035	555	594
5.00%, 07/01/2035	2,000	2,019
5.00%, 04/15/2036	5,000	5,297
5.00%, 12/01/2039	3,000	3,022
5.00%, 06/01/2040	2,250	2,296
5.00%, 11/01/2044	2,710	2,680
5.00%, 11/15/2044(1)	2,035	2,064
5.00%, 12/01/2044(1)	2,550	2,584
5.00%, 06/01/2049	1,425	1,427
Michigan Mathematics & Science Initiative
4.00%, 01/01/2031	390	356
Michigan State Building Authority
4.09%, 04/15/2058(1)	24,000	24,000
5.00%, 04/15/2034	13,375	13,641
5.00%, 04/15/2035	1,250	1,322
5.00%, 04/15/2038	10,000	10,124
Michigan State Hospital Finance Authority
4.00%, 11/15/2047(1)	4,505	4,493
5.00%, 12/01/2023	1,150	1,152
5.00%, 12/01/2024	275	278
5.00%, 12/01/2025	700	716
5.00%, 12/01/2027	415	436
Michigan State Housing Development Authority
3.00%, 06/01/2052	2,000	1,880
3.50%, 12/01/2050	805	773
5.00%, 12/01/2025(1)	3,710	3,715
5.00%, 12/01/2025(1)	4,593	4,604
5.00%, 02/01/2026(1)	8,581	8,607
5.00%, 06/01/2053	3,785	3,801
5.50%, 06/01/2053	17,170	17,556
Michigan Strategic Fund
1.80%, 10/01/2049(1)	2,075	2,014
5.00%, 06/30/2025	2,000	1,992
5.00%, 12/31/2025	2,595	2,605
5.00%, 06/30/2026	2,800	2,816
5.00%, 12/31/2026	355	358
5.00%, 06/30/2030	1,080	1,098
5.00%, 06/30/2032	150	153
Michigan Technological University
4.00%, 10/01/2051	1,255	1,018
5.00%, 10/01/2025	400	406
5.00%, 10/01/2026	270	278
5.00%, 10/01/2027	595	620
5.00%, 10/01/2028	890	936
5.00%, 10/01/2029	2,000	2,121
5.00%, 10/01/2030	355	379
Oakland University
5.00%, 03/01/2041	2,190	2,196
Portage Public Schools
5.00%, 11/01/2028	1,000	1,025
Richfield Public School Academy
2.50%, 09/01/2025	120	112
Romeo Community School District
4.00%, 05/01/2027	325	328
4.00%, 05/01/2033	525	531
4.00%, 05/01/2034	540	543
4.00%, 05/01/2035	755	760
4.00%, 05/01/2036	780	778
4.00%, 05/01/2037	815	797
4.00%, 05/01/2038	1,255	1,193
Royal Oak Hospital Finance Authority
5.00%, 09/01/2039	10,320	10,356
Royal Oak School District
5.00%, 05/01/2024	600	604
Saginaw City School District
4.00%, 05/01/2034	1,035	1,026
Saginaw Hospital Finance Authority
5.00%, 07/01/2027	825	842
5.00%, 07/01/2028	435	447
South Lyon Community Schools
5.00%, 05/01/2037	755	802
5.00%, 05/01/2040	1,585	1,630
5.00%, 05/01/2042	1,620	1,655
5.00%, 05/01/2043	845	861
State of Michigan
5.00%, 03/15/2025	1,145	1,163
State of Michigan Trunk Line Revenue
4.00%, 11/15/2044	6,000	5,442
4.00%, 11/15/2046	24,000	21,417
5.00%, 11/15/2036	7,550	8,082
5.00%, 11/15/2040	10,000	10,609
5.00%, 11/15/2045	1,250	1,284
5.50%, 11/15/2044	13,000	14,074
Summit Academy North
2.25%, 11/01/2026	440	401
4.00%, 11/01/2031	785	704
University of Michigan
4.00%, 04/01/2049(1)	9,650	9,632
5.00%, 04/01/2024	1,670	1,680
5.00%, 04/01/2033	560	617
Wayne County Airport Authority
5.00%, 12/01/2023	250	250
5.00%, 12/01/2023	400	401
5.00%, 12/01/2023	550	550
5.00%, 12/01/2024	375	379
5.00%, 12/01/2024	500	503
5.00%, 12/01/2025	600	606

5.00%, 12/01/2025	1,000	1,009
5.00%, 12/01/2027	4,055	4,085
5.00%, 12/01/2031	350	362
5.00%, 12/01/2032	1,400	1,398
5.00%, 12/01/2033	325	337
5.00%, 12/01/2040	1,000	994
5.00%, 12/01/2040	2,000	2,064
5.00%, 12/01/2041	1,000	1,032
5.00%, 12/01/2046	4,250	4,287
5.25%, 12/01/2040	2,990	3,175
5.25%, 12/01/2040	3,205	3,412
5.25%, 12/01/2041	3,040	3,210
5.25%, 12/01/2042	2,620	2,754
5.25%, 12/01/2043	3,025	3,173
5.50%, 12/01/2042	1,600	1,668
5.50%, 12/01/2048	3,500	3,606
Wayne State University
5.00%, 11/15/2036	3,090	3,191
Wayne-Westland Community Schools
4.00%, 11/01/2034	3,705	3,706
4.00%, 11/01/2036	4,305	4,176
5.00%, 11/01/2023	80	80
5.00%, 11/01/2024	185	187
5.00%, 11/01/2025	95	97
5.00%, 11/01/2026	1,000	1,040
5.00%, 11/01/2027	600	632
5.00%, 11/01/2029	585	620
Wyoming Public Schools
4.00%, 05/01/2041	685	628

Total Michigan		451,708

Minnesota – 0.46%
City of Independence MN
4.00%, 07/01/2041	1,500	1,154
City of Minneapolis MN
4.00%, 11/15/2037	1,625	1,525
5.00%, 11/15/2052(1)	1,490	1,546
City of Moorhead MN
5.00%, 12/01/2025	595	597
City of Shakopee MN Senior Housing Revenue
5.85%, 11/01/2058(1)(3)	2,280	2,229
County of Hennepin MN
5.00%, 12/15/2037	2,500	2,640
County of Washington MN
2.40%, 02/01/2029	2,255	2,012
2.50%, 02/01/2030	2,320	2,045
Duluth Economic Development Authority
5.00%, 02/15/2033	500	510
5.00%, 02/15/2034	750	765
5.00%, 02/15/2037	1,250	1,262
Elk River Independent School District No 728
2.25%, 02/01/2037	6,555	4,739
Minneapolis Special School District No 1
4.00%, 02/01/2037	800	781
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2032	295	308
5.00%, 01/01/2036	1,335	1,371
5.00%, 01/01/2037	1,750	1,772
Minnesota Housing Finance Agency
3.00%, 07/01/2051	620	585
3.00%, 01/01/2052	2,530	2,380
5.00%, 08/01/2032	1,400	1,515
5.00%, 08/01/2033	770	831
5.00%, 08/01/2035	920	988
5.00%, 08/01/2036	2,965	3,155
Roseville Independent School District No 623
5.00%, 02/01/2025	3,895	3,951
5.00%, 02/01/2026	2,315	2,375
Shakopee Independent School District No 720
5.00%, 02/01/2024	3,185	3,194
State of Minnesota
5.00%, 08/01/2032	2,925	3,253
White Bear Lake Independent School District No 624
2.50%, 02/01/2039	5,000	3,642
2.50%, 02/01/2040	4,500	3,217

Total Minnesota		54,342

Mississippi – 0.17%
Mississippi Business Finance Corp.
7.75%, 07/15/2047(1)	6,500	4,824
Mississippi Development Bank
4.00%, 10/01/2034(3)	1,825	1,554
4.00%, 10/01/2041(3)	1,640	1,234
5.00%, 03/01/2035	1,250	1,298
5.00%, 04/01/2035	1,210	1,284
Mississippi Hospital Equipment & Facilities Authority
5.00%, 01/01/2029	910	937
5.00%, 01/01/2033	1,750	1,798
5.00%, 10/01/2035	700	719
5.00%, 10/01/2036	2,000	2,035
5.00%, 10/01/2040(1)	1,215	1,238
5.00%, 09/01/2044(1)	2,000	2,029
State of Mississippi
5.00%, 10/01/2030	1,000	1,046

Total Mississippi		19,996

Missouri – 0.87%
Belton School District No 124
5.00%, 03/01/2028	250	264
5.50%, 03/01/2033	500	533
5.50%, 03/01/2036	500	530
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	1,000	1,000
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026	285	293
5.00%, 01/01/2031	135	142
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400	403
Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580	1,469

Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2031	310	273
4.00%, 02/15/2034	500	455
4.00%, 07/01/2035	1,500	1,465
4.00%, 02/15/2039	990	815
4.00%, 02/01/2040	100	87
5.00%, 06/01/2025	7,000	7,103
5.00%, 04/01/2027	1,705	1,687
5.00%, 02/01/2029	1,000	1,011
5.00%, 06/01/2033	1,550	1,638
5.00%, 02/01/2036	200	202
5.00%, 10/01/2042	6,370	6,465
Jefferson City School District
5.50%, 03/01/2043	9,450	10,069
Jefferson County School District No R-1 Northwest
5.25%, 03/01/2040	2,945	3,089
5.25%, 03/01/2041	1,505	1,570
Kansas City Industrial Development Authority
5.00%, 03/01/2025	1,250	1,267
5.00%, 03/01/2025	2,000	2,011
5.00%, 03/01/2026	4,395	4,443
5.00%, 03/01/2027	2,955	3,064
5.00%, 03/01/2028	3,350	3,430
5.00%, 03/01/2033	1,000	1,022
Liberty Public School District No 53
5.00%, 03/01/2039	1,375	1,439
5.00%, 03/01/2040	2,290	2,378
Missouri Housing Development Commission
3.25%, 05/01/2051	2,825	2,688
4.00%, 05/01/2050	205	200
North Kansas City School District No 74
5.25%, 03/01/2039	8,000	8,634
5.25%, 03/01/2040	7,450	7,991
Pattonville R-3 School District
5.25%, 03/01/2042	1,125	1,183
5.25%, 03/01/2043	220	231
5.50%, 03/01/2040	1,150	1,239
Springfield School District No R-12
5.00%, 03/01/2040	8,635	9,012
St Charles County School District No R-IV Wentzville
1.88%, 03/01/2039	12,110	7,612
St Louis County Industrial Development Authority
5.13%, 09/01/2048	590	492
5.50%, 09/01/2033	1,000	986
Washington Industrial Development Authority
2.50%, 11/01/2029	145	130
Wright City R-II School District
6.00%, 03/01/2037	575	658
6.00%, 03/01/2040	1,100	1,236

Total Missouri		101,909

Montana – 0.10%
City of Forsyth MT
3.88%, 07/01/2028	4,500	4,291
County of Gallatin MT
4.00%, 10/15/2032(3)	1,770	1,538
4.00%, 10/15/2036(3)	2,965	2,412
4.00%, 10/15/2041(3)	1,800	1,332
4.00%, 10/15/2046(3)	1,160	802
4.00%, 10/15/2051(3)	950	629
Montana Board of Housing
4.00%, 12/01/2047	100	99
4.00%, 06/01/2050	120	117

Total Montana		11,220

Nebraska – 0.45%
Ashland-Greenwood Public Schools
4.00%, 12/15/2037	1,340	1,267
4.00%, 12/15/2039	1,000	930
Central Plains Energy Project
4.00%, 12/01/2049(1)	15,415	15,214
5.00%, 05/01/2054(1)	2,795	2,828
City of Lincoln NE Electric System Revenue
5.00%, 09/01/2027	1,710	1,785
Douglas County Hospital Authority No 2
4.00%, 11/15/2036	425	395
Hershey Public Schools
4.00%, 12/15/2026	400	403
4.00%, 12/15/2028	640	642
Nebraska Investment Finance Authority
3.00%, 09/01/2045	1,620	1,522
3.50%, 09/01/2050	650	623
3.75%, 09/01/2049	560	544
4.00%, 09/01/2049	500	485
Nebraska Public Power District
5.00%, 01/01/2024	2,455	2,461
Omaha Airport Authority
5.00%, 12/15/2031	230	238
5.00%, 12/15/2031	285	290
Omaha Public Power District
5.00%, 02/01/2033	1,075	1,171
5.00%, 02/01/2042	9,120	9,341
Omaha Public Power District Nebraska City Station Unit 2
5.00%, 02/01/2046	8,855	8,904
5.25%, 02/01/2042	4,250	4,270

Total Nebraska		53,313

Nevada – 1.25%
Carson City NV
5.00%, 09/01/2026	550	557
City of Henderson NV
4.00%, 06/01/2035	900	900
4.00%, 06/01/2036	925	911
5.00%, 06/01/2037	3,230	3,418
City of Las Vegas NV Special Improvement District No 816
2.75%, 06/01/2036	420	300
City of North Las Vegas NV
4.00%, 06/01/2036	1,240	1,172
6.00%, 06/01/2052(3)	1,300	1,229

Clark County School District
4.00%, 06/15/2034	5,000	4,897
5.00%, 06/15/2024	4,500	4,526
5.00%, 06/15/2025	25	25
5.00%, 06/15/2025	3,780	3,848
5.00%, 06/15/2025	6,060	6,159
5.00%, 06/15/2029	4,080	4,279
5.00%, 06/15/2033	410	438
5.00%, 06/15/2034	1,555	1,634
5.00%, 06/15/2034	2,350	2,462
5.00%, 06/15/2037	1,000	1,062
County of Clark Department of Aviation
5.00%, 07/01/2028	630	629
5.00%, 07/01/2030	730	729
5.00%, 07/01/2035	7,000	7,536
5.00%, 07/01/2036	2,250	2,402
County of Clark NV
4.00%, 07/01/2039	4,500	4,197
5.00%, 11/01/2028	3,000	3,099
5.00%, 06/01/2032	3,000	3,160
5.00%, 12/01/2032	5,385	5,700
5.00%, 06/01/2035	2,070	2,172
5.00%, 06/01/2043	4,005	4,093
County of Clark NV Passenger Facility Charge Revenue
5.00%, 07/01/2025	2,220	2,245
Henderson Local Improvement Districts
2.00%, 09/01/2024	120	116
3.00%, 09/01/2036	175	127
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043	14,035	14,227
Las Vegas Valley Water District
4.00%, 06/01/2028	1,000	1,003
5.00%, 06/01/2039	2,815	2,832
5.00%, 06/01/2039	41,100	42,668
5.00%, 06/01/2041	5,000	5,054
5.00%, 06/01/2046	1,500	1,509
Nevada Housing Division
4.00%, 10/01/2049	350	342
5.00%, 12/01/2025(1)	2,775	2,786
Tahoe-Douglas Visitors Authority
4.00%, 07/01/2025	500	492
4.00%, 07/01/2026	1,540	1,502
5.00%, 07/01/2033	845	846

Total Nevada		147,283

New Hampshire – 0.40%
New Hampshire Business Finance Authority
3.88%, 01/20/2038	10,072	8,675
4.00%, 10/20/2036	3,981	3,566
4.00%, 08/15/2039	1,100	955
4.13%, 01/20/2034	2,548	2,370
4.36% (SIFMA Municipal Swap Index Yield + 0.38%), 10/01/2033(2)	7,520	7,411
4.38%, 09/20/2036	2,707	2,506
5.00%, 01/01/2024	720	721
5.00%, 08/15/2029	750	778
New Hampshire Health & Education Facilities Authority Act
4.00%, 10/01/2038	115	100
5.00%, 08/01/2027	1,575	1,614
5.00%, 10/01/2028	1,580	1,598
5.00%, 07/01/2030	390	407
5.00%, 07/01/2030	5,325	5,674
5.00%, 08/01/2030	305	313
5.00%, 10/01/2032	2,825	2,826
5.00%, 07/01/2035	5,000	5,052
5.00%, 10/01/2038	425	402
5.00%, 07/01/2044	3,040	2,577

Total New Hampshire		47,545

New Jersey – 3.51%
Camden County Improvement Authority
5.00%, 01/15/2028	500	521
5.00%, 01/15/2029	1,000	1,041
5.00%, 01/15/2033	500	520
6.00%, 06/15/2042	265	279
Cherry Hill Township School District
4.00%, 08/01/2038	11,000	10,479
Clearview Regional High School District
4.00%, 08/01/2040	3,640	3,331
County of Essex NJ
2.00%, 08/15/2031	3,265	2,681
County of Hudson NJ
3.00%, 11/15/2025	4,000	3,887
County of Mercer NJ
2.00%, 02/15/2032	1,180	959
2.38%, 02/15/2030	2,020	1,778
County of Union NJ
3.00%, 03/01/2026	3,000	2,928
Garden State Preservation Trust
5.75%, 11/01/2028	2,000	2,099
Gloucester County Improvement Authority
4.00%, 07/01/2039	750	703
5.00%, 07/01/2037	1,130	1,168
Hudson County Improvement Authority
4.00%, 01/01/2036	1,125	1,112
4.00%, 01/01/2037	855	835
5.00%, 10/01/2026	1,500	1,558
5.00%, 10/01/2027	1,000	1,055
New Jersey Economic Development Authority
2.20%, 10/01/2039(1)	3,900	3,220
3.13%, 07/01/2029	445	405
3.75%, 11/01/2034(1)	2,480	2,356
4.00%, 06/15/2035	500	488
4.00%, 06/15/2037	600	567
4.00%, 06/15/2038	600	559
4.00%, 11/01/2039	1,000	920
4.00%, 06/15/2040	1,000	914
5.00%, 03/01/2025	23,185	23,457
5.00%, 06/15/2025	5,190	5,264
5.00%, 03/01/2026	10,150	10,363
5.00%, 06/01/2026	900	919

5.00%, 06/15/2026	470	479
5.00%, 06/15/2027	1,675	1,705
5.00%, 06/15/2029	1,000	1,055
5.00%, 06/15/2030	455	458
5.00%, 06/15/2030	4,000	4,165
5.00%, 11/01/2030	1,315	1,387
5.00%, 11/01/2031	2,200	2,314
5.00%, 06/15/2032	370	373
5.00%, 06/15/2033	1,300	1,349
5.00%, 06/15/2033	5,000	5,248
5.00%, 07/01/2033	2,000	2,045
5.00%, 11/01/2033	1,500	1,595
5.00%, 06/15/2034	1,000	1,047
5.00%, 06/15/2035	1,595	1,642
5.00%, 11/01/2035	1,415	1,490
5.00%, 10/01/2039(3)	355	241
5.00%, 01/01/2040(3)	540	368
5.00%, 06/15/2040	1,910	1,919
5.25%, 09/01/2025(3)	1,605	1,639
5.25%, 09/01/2026(3)	30,000	30,944
5.25%, 06/15/2036	1,945	2,027
5.50%, 06/15/2030	2,000	2,115
5.63%, 11/15/2030	750	754
New Jersey Educational Facilities Authority
4.00%, 07/01/2034	3,375	3,379
5.00%, 07/01/2032	4,920	4,988
New Jersey Health Care Facilities Financing Authority
4.00%, 07/01/2038	1,640	1,368
4.00%, 07/01/2038	2,850	2,694
4.00%, 07/01/2039	1,705	1,405
5.00%, 07/01/2026	40	41
5.00%, 07/01/2028	155	160
5.00%, 07/01/2035	1,415	1,426
5.00%, 07/01/2036	1,490	1,486
5.00%, 07/01/2037	1,565	1,537
5.00%, 07/01/2041	815	766
5.00%, 07/01/2042(1)	2,755	2,794
5.00%, 07/01/2043(1)	2,250	2,264
5.00%, 07/01/2045(1)	3,705	3,773
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2023	300	300
5.00%, 12/01/2023	460	461
5.00%, 12/01/2024	745	752
5.00%, 12/01/2024	1,000	1,005
5.00%, 12/01/2025	490	500
5.00%, 12/01/2025	535	539
5.00%, 12/01/2025	1,000	1,008
5.00%, 12/01/2025	2,600	2,622
5.00%, 12/01/2026	1,330	1,343
5.00%, 12/01/2026	1,550	1,565
5.00%, 12/01/2027	1,455	1,478
5.00%, 12/01/2027	1,470	1,494
5.00%, 12/01/2027	2,965	3,013
5.00%, 12/01/2030	4,805	4,910
New Jersey Housing & Mortgage Finance Agency
3.50%, 07/01/2025(1)	2,045	2,027
3.55%, 04/01/2027	1,690	1,617
3.65%, 04/01/2028	1,215	1,154
New Jersey Infrastructure Bank
5.00%, 09/01/2025	1,665	1,706
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	2,600	2,268
0.00%, 12/15/2026	3,000	2,620
0.00%, 12/15/2027	3,260	2,731
0.00%, 12/15/2028	1,020	820
0.00%, 12/15/2030	1,000	729
0.00%, 12/15/2030	2,000	1,457
0.00%, 12/15/2031	1,985	1,379
0.00%, 12/15/2031	4,275	2,961
4.00%, 06/15/2034	1,920	1,890
4.00%, 06/15/2037	2,000	1,890
4.00%, 06/15/2039	2,250	2,082
4.00%, 06/15/2039	2,800	2,591
4.00%, 06/15/2040	1,820	1,669
4.00%, 06/15/2040	4,250	3,897
4.00%, 06/15/2040	6,550	6,007
4.00%, 06/15/2050	4,030	3,503
5.00%, 12/15/2023	2,720	2,723
5.00%, 12/15/2024	1,335	1,348
5.00%, 12/15/2025	1,255	1,280
5.00%, 12/15/2026	2,000	2,061
5.00%, 06/15/2027	505	514
5.00%, 12/15/2028	5,510	5,805
5.00%, 06/15/2029	1,200	1,224
5.00%, 12/15/2029	820	870
5.00%, 06/15/2030	4,850	4,940
5.00%, 06/15/2031	2,420	2,462
5.00%, 06/15/2032	235	236
5.00%, 06/15/2032	1,910	2,050
5.00%, 06/15/2032	2,725	2,826
5.00%, 06/15/2032	7,440	7,931
5.00%, 12/15/2032	1,940	2,010
5.00%, 06/15/2033	6,385	6,833
5.00%, 12/15/2033	595	626
5.00%, 12/15/2033	2,200	2,275
5.00%, 06/15/2034	1,500	1,605
5.00%, 06/15/2034	4,040	4,310
5.00%, 12/15/2034	3,320	3,426
5.00%, 06/15/2035	1,280	1,358
5.00%, 12/15/2036	1,915	1,960
5.00%, 06/15/2037	1,470	1,543
5.00%, 06/15/2037	1,780	1,852
5.00%, 06/15/2037	2,980	3,122
5.00%, 06/15/2038	5,000	5,225
5.00%, 06/15/2040	2,040	2,095
5.00%, 06/15/2050	905	913
5.25%, 12/15/2023	3,940	3,947

5.25%, 06/15/2036	2,000	2,159
5.25%, 06/15/2039	5,000	5,301
5.25%, 06/15/2041	5,000	5,257
5.50%, 12/15/2023	190	190
New Jersey Turnpike Authority
5.00%, 01/01/2028	1,540	1,584
5.00%, 01/01/2033	5,000	5,054
5.00%, 01/01/2034	1,000	1,004
5.00%, 01/01/2034	1,175	1,188
5.00%, 01/01/2042	10,950	11,352
Salem County Improvement Authority
4.00%, 08/15/2042	400	348
Sayreville School District
4.00%, 01/15/2036	5,530	5,433
State of New Jersey
2.00%, 06/01/2036	1,770	1,244
4.00%, 06/01/2030	4,560	4,644
4.00%, 06/01/2031	3,845	3,898
4.00%, 06/01/2032	470	474
5.00%, 06/01/2025	2,635	2,686
5.00%, 06/01/2026	3,420	3,526
5.00%, 06/01/2027	7,000	7,324
5.00%, 06/01/2029	13,235	14,120
5.00%, 06/01/2039	3,902	4,075
5.00%, 06/01/2040	2,220	2,302
Tender Option Bond Trust Receipts/Certificates
4.28%, 12/15/2028(1)(3)	1,035	1,035
Tobacco Settlement Financing Corp.
5.00%, 06/01/2046	3,095	2,877

Total New Jersey		413,239

New Mexico – 0.45%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400	2,480
5.00%, 07/01/2028	1,700	1,757
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800	818
Farmington Municipal School District No 5
5.00%, 09/01/2024	490	495
New Mexico Educational Assistance Foundation
5.00%, 09/01/2024	4,750	4,771
5.00%, 09/01/2026	1,530	1,552
5.00%, 09/01/2027	2,130	2,176
5.00%, 09/01/2029	1,000	1,029
New Mexico Hospital Equipment Loan Council
5.00%, 08/01/2049(1)	2,360	2,391
New Mexico Mortgage Finance Authority
3.75%, 01/01/2050	460	446
New Mexico Municipal Energy Acquisition Authority
5.00%, 11/01/2039(1)	34,740	34,760

Total New Mexico		52,675

New York – 11.31%
Broome County Local Development Corp.
4.00%, 04/01/2034	1,000	951
City of Long Beach NY
5.00%, 09/01/2028	2,000	2,044
5.00%, 09/01/2029	2,800	2,898
City of New York NY
3.00%, 08/01/2036	2,500	2,108
4.00%, 10/01/2035	905	891
4.00%, 08/01/2037	2,500	2,391
4.00%, 08/01/2038	3,500	3,304
4.00%, 03/01/2040	5,870	5,446
4.00%, 08/01/2040	3,305	3,062
4.00%, 03/01/2042	530	479
5.00%, 08/01/2025	1,600	1,635
5.00%, 08/01/2026	2,575	2,664
5.00%, 08/01/2027	400	406
5.00%, 08/01/2027	2,975	3,034
5.00%, 08/01/2027	5,510	5,779
5.00%, 08/01/2028	400	408
5.00%, 08/01/2028	700	718
5.00%, 08/01/2028	3,975	4,052
5.00%, 08/01/2029	1,305	1,365
5.00%, 08/01/2031	1,000	1,044
5.00%, 08/01/2032	1,745	1,826
5.00%, 11/01/2032	2,200	2,361
5.00%, 08/01/2033	1,000	1,087
5.00%, 01/01/2034	1,575	1,662
5.00%, 06/01/2034	2,685	2,727
5.00%, 08/01/2034	1,690	1,806
5.00%, 05/01/2035	585	630
5.00%, 06/01/2035	13,455	13,638
5.00%, 08/01/2037	1,500	1,589
5.00%, 03/01/2038	2,250	2,331
5.00%, 09/01/2038	2,200	2,304
5.00%, 08/01/2041	4,000	4,147
5.25%, 09/01/2040	19,695	20,884
5.25%, 10/01/2040	2,275	2,413
5.25%, 09/01/2041	10,355	10,933
5.25%, 10/01/2047	2,750	2,858
City of Yonkers NY
5.00%, 09/01/2025	1,015	1,036
County of Erie NY
5.00%, 06/01/2025	1,000	1,022
County of Nassau NY
5.00%, 10/01/2024	3,000	3,037
County of Suffolk NY
4.00%, 02/01/2028	1,865	1,894
5.00%, 06/15/2024	665	669
5.00%, 06/15/2025	710	722
5.00%, 10/01/2025	810	829
5.00%, 10/01/2026	415	431
5.00%, 10/01/2028	680	724
5.00%, 06/15/2029	985	1,055
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525	553

Genesee County Funding Corp.
5.00%, 12/01/2031	375	378
5.00%, 12/01/2032	460	460
5.00%, 12/01/2033	750	750
5.00%, 12/01/2034	700	698
5.00%, 12/01/2035	540	533
Hempstead Town Local Development Corp.
5.53%, 02/01/2040	3,500	3,103
5.89%, 02/01/2032	1,250	1,232
6.24%, 02/01/2047	1,000	917
6.47%, 02/01/2033	1,000	1,015
Hudson Yards Infrastructure Corp.
4.00%, 02/15/2038	8,720	8,424
4.00%, 02/15/2039	1,450	1,399
4.00%, 02/15/2044	18,870	16,813
4.00%, 02/15/2047	2,230	2,001
5.00%, 02/15/2032	2,325	2,416
5.00%, 02/15/2035	1,700	1,758
Long Island Power Authority
0.85%, 09/01/2050(1)	16,125	15,017
1.00%, 09/01/2025	9,250	8,563
1.50%, 09/01/2051(1)	4,310	3,924
1.65%, 09/01/2049(1)	4,395	4,283
5.00%, 09/01/2024	565	571
5.00%, 09/01/2025	1,000	1,025
5.00%, 09/01/2026	2,000	2,075
5.00%, 09/01/2027	6,500	6,846
5.00%, 09/01/2033	600	664
5.00%, 09/01/2034	650	717
5.00%, 09/01/2037	1,000	1,029
5.00%, 09/01/2039	1,000	1,004
5.00%, 09/01/2039	2,750	2,919
5.00%, 09/01/2040	2,715	2,865
5.00%, 09/01/2041	850	891
5.00%, 09/01/2052(1)	6,450	6,659
Metropolitan Transportation Authority
0.00%, 11/15/2033	1,600	996
4.00%, 11/15/2039	540	503
4.00%, 11/15/2045	5,560	4,705
4.00%, 11/15/2046	2,545	2,137
5.00%, 11/15/2024	1,500	1,521
5.00%, 11/15/2024	1,885	1,884
5.00%, 11/15/2025	1,155	1,173
5.00%, 11/15/2026	1,600	1,637
5.00%, 11/15/2026	2,350	2,405
5.00%, 11/15/2028	2,970	3,076
5.00%, 11/15/2028	4,000	4,133
5.00%, 11/15/2029	745	749
5.00%, 11/15/2029	2,220	2,238
5.00%, 11/15/2030	730	755
5.00%, 11/15/2031	1,055	1,071
5.00%, 11/15/2033	1,025	1,030
5.00%, 11/15/2033	1,715	1,766
5.00%, 11/15/2033	3,645	3,753
5.00%, 11/15/2033	6,000	6,097
5.00%, 11/15/2034	275	301
5.00%, 11/15/2034	7,500	7,700
5.00%, 11/15/2035	1,750	1,754
5.00%, 11/15/2036	820	838
5.00%, 11/15/2037	1,500	1,514
5.00%, 11/15/2039	2,000	1,978
5.00%, 11/15/2048(1)	1,410	1,415
5.25%, 11/15/2036	5,000	5,152
Monroe County Industrial Development Corp.
5.00%, 07/01/2025	885	904
5.00%, 12/01/2032	1,000	1,006
5.00%, 12/01/2033	1,000	1,006
5.00%, 12/01/2034	1,100	1,104
5.00%, 01/01/2050	490	378
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500	1,461
5.00%, 11/15/2056	4,380	4,278
New York City Educational Construction Fund
5.00%, 04/01/2052	3,070	3,124
New York City Health & Hospitals Corp.
4.00%, 02/15/2025	1,060	1,062
New York City Housing Development Corp.
0.60%, 05/01/2061(1)	2,725	2,515
0.70%, 11/01/2060(1)	7,205	6,701
0.70%, 11/01/2060(1)	20,320	18,881
0.90%, 11/01/2060(1)	24,505	22,282
1.13%, 05/01/2060(1)	7,500	7,208
3.40%, 11/01/2062(1)	7,060	6,727
5.00%, 05/01/2026	110	113
5.00%, 05/01/2027	600	620
5.00%, 11/01/2027	855	889
5.00%, 05/01/2028	875	915
5.00%, 11/01/2028	600	629
5.00%, 05/01/2029	300	315
5.00%, 11/01/2029	875	920
5.00%, 11/01/2030	500	528
New York City Industrial Development Agency
5.00%, 01/01/2024	2,250	2,255
5.00%, 01/01/2031	1,250	1,330
New York City Municipal Water Finance Authority
4.00%, 06/15/2039	1,500	1,411
4.00%, 06/15/2039	9,020	8,484
4.00%, 06/15/2040	5,200	4,848
4.75%, 06/15/2048(1)	22,500	22,500
5.00%, 06/15/2029	1,100	1,159
5.00%, 06/15/2031	6,075	6,165
5.00%, 06/15/2032	1,000	1,089
5.00%, 06/15/2034	6,000	6,605
5.00%, 06/15/2035	9,025	9,167
5.00%, 06/15/2036	5,000	5,066
5.00%, 06/15/2036	5,830	5,847
5.00%, 06/15/2037	6,000	6,048
5.00%, 06/15/2038	2,375	2,461

5.00%, 06/15/2039	2,000	2,014
5.00%, 06/15/2039	8,320	8,380
5.00%, 06/15/2040	1,130	1,165
5.00%, 06/15/2040	2,115	2,176
5.00%, 06/15/2040	2,200	2,253
5.00%, 06/15/2040	5,000	5,121
5.00%, 06/15/2049	3,375	3,432
New York City Transitional Finance Authority
5.50%, 05/01/2047	1,750	1,868
New York City Transitional Finance Authority Building Aid Revenue
4.00%, 07/15/2040	1,060	980
5.00%, 07/15/2025	1,695	1,729
5.00%, 07/15/2026	1,995	2,066
5.00%, 07/15/2027	1,940	2,038
5.00%, 07/15/2032	2,000	2,077
5.00%, 07/15/2035	10,000	10,214
5.00%, 07/15/2037	1,905	1,968
5.00%, 07/15/2040	2,750	2,770
5.00%, 07/15/2043	3,240	3,269
New York City Transitional Finance Authority Future Tax Secured Revenue
3.00%, 11/01/2037	9,000	7,210
3.00%, 11/01/2039	1,975	1,537
4.00%, 05/01/2036	2,000	1,955
4.00%, 02/01/2038	9,675	9,162
4.00%, 05/01/2038	26,755	25,316
4.00%, 05/01/2039	5,000	4,680
4.00%, 02/01/2043	1,600	1,451
4.00%, 05/01/2043	785	711
4.75%, 08/01/2039(1)	1,800	1,800
4.80%, 11/01/2044(1)	2,000	2,000
5.00%, 11/01/2023	2,165	2,167
5.00%, 11/01/2024	4,215	4,267
5.00%, 11/01/2025	5,355	5,490
5.00%, 11/01/2028	1,500	1,530
5.00%, 11/01/2029	2,000	2,029
5.00%, 11/01/2029	7,000	7,031
5.00%, 02/01/2030	4,480	4,575
5.00%, 11/01/2030	8,000	8,034
5.00%, 05/01/2033	2,535	2,648
5.00%, 02/01/2034	10,545	10,562
5.00%, 08/01/2034	700	731
5.00%, 11/01/2034	2,300	2,489
5.00%, 08/01/2035	1,600	1,665
5.00%, 11/01/2036	350	373
5.00%, 11/01/2037	4,000	4,011
5.00%, 11/01/2037	4,165	4,411
5.00%, 08/01/2038	1,975	2,023
5.00%, 11/01/2038	2,455	2,487
5.00%, 02/01/2039	10,000	10,422
5.00%, 05/01/2039	2,395	2,508
5.00%, 02/01/2040	2,870	2,898
5.00%, 05/01/2040	6,500	6,770
5.00%, 08/01/2040	2,750	2,805
5.00%, 11/01/2040	19,305	20,106
5.00%, 02/01/2041	200	201
5.00%, 02/01/2041	5,000	5,167
5.00%, 05/01/2042	4,250	4,284
5.25%, 11/01/2037	3,750	4,044
5.25%, 11/01/2037	7,000	7,548
5.50%, 11/01/2045	10,900	11,657
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000	3,031
5.00%, 11/15/2040	1,085	1,088
New York Liberty Development Corp.
2.75%, 11/15/2041	14,370	10,277
4.00%, 02/15/2043	3,550	3,207
4.00%, 02/15/2043	4,250	3,839
5.00%, 11/15/2044(3)	3,720	3,437
New York Power Authority
4.00%, 11/15/2038	3,500	3,302
New York State Bridge Authority
5.00%, 01/01/2035	565	609
5.00%, 01/01/2036	475	508
5.00%, 01/01/2037	535	564
New York State Dormitory Authority
3.00%, 03/15/2041	3,860	2,903
4.00%, 03/15/2037	3,030	2,918
4.00%, 03/15/2038	7,685	7,267
4.00%, 03/15/2039	1,200	1,125
4.00%, 03/15/2042	20,445	18,656
4.00%, 03/15/2043	4,000	3,633
4.00%, 03/15/2045	1,150	1,031
5.00%, 03/15/2024	3,700	3,720
5.00%, 05/01/2024	4,870	4,893
5.00%, 07/01/2024	5	5
5.00%, 07/01/2024	10	10
5.00%, 07/01/2024	335	338
5.00%, 03/15/2025	500	509
5.00%, 07/01/2025	5	5
5.00%, 07/01/2025	5	5
5.00%, 07/01/2025	250	255
5.00%, 03/15/2027	2,500	2,544
5.00%, 07/01/2027	200	203
5.00%, 07/01/2028	110	112
5.00%, 10/01/2029	1,430	1,498
5.00%, 07/01/2030	150	153
5.00%, 10/01/2030	1,910	1,998
5.00%, 03/15/2032	3,000	3,161
5.00%, 03/15/2033	2,335	2,564
5.00%, 07/01/2034	410	414
5.00%, 10/01/2034	3,745	3,936
5.00%, 03/15/2035	1,500	1,498
5.00%, 03/15/2036	3,500	3,771
5.00%, 03/15/2036	5,000	5,348
5.00%, 07/01/2036	735	731
5.00%, 07/15/2037	700	688
5.00%, 02/15/2039	2,995	3,061

5.00%, 03/15/2040	13,000	13,605
5.00%, 03/15/2040	18,330	18,723
5.00%, 10/01/2040	1,000	1,035
5.00%, 03/15/2041	1,065	1,106
5.00%, 03/15/2041	1,335	1,364
5.00%, 03/15/2041	6,720	6,851
5.00%, 10/01/2041	1,950	2,011
5.00%, 05/01/2048(1)	1,040	1,054
5.00%, 05/01/2048(1)	5,695	5,698
5.25%, 03/15/2033	6,000	6,052
5.25%, 03/15/2038	1,930	2,013
New York State Housing Finance Agency
0.55%, 11/01/2024	4,015	3,851
0.65%, 11/01/2056(1)	7,645	6,989
0.75%, 05/01/2025	10,450	9,808
0.75%, 11/01/2025	960	873
0.75%, 11/01/2025	2,785	2,554
0.75%, 11/01/2025	4,545	4,155
1.00%, 11/01/2061(1)	1,815	1,625
1.10%, 11/01/2061(1)	13,130	11,420
2.50%, 11/01/2060(1)	9,700	9,013
3.80%, 11/01/2062(1)	7,985	7,689
New York State Thruway Authority
4.00%, 01/01/2039	4,470	4,168
4.00%, 01/01/2040	5,000	4,618
4.00%, 03/15/2043	9,000	8,132
5.00%, 01/01/2032	775	784
5.00%, 01/01/2033	6,000	6,010
5.00%, 03/15/2034	2,750	2,984
5.00%, 03/15/2038	10,260	10,748
New York State Urban Development Corp.
3.00%, 03/15/2048	1,000	690
4.00%, 03/15/2038	8,675	8,274
4.00%, 03/15/2039	9,995	9,412
4.00%, 03/15/2042	1,500	1,358
4.00%, 03/15/2045	790	699
5.00%, 03/15/2024	400	402
5.00%, 03/15/2035	2,800	2,810
5.00%, 03/15/2035	3,000	3,196
5.00%, 03/15/2036	2,090	2,210
5.00%, 03/15/2037	8,135	8,539
5.00%, 03/15/2038	1,275	1,306
New York Transportation Development Corp.
4.00%, 10/01/2030	3,860	3,721
4.00%, 12/01/2039	450	404
4.00%, 12/01/2040	500	444
4.00%, 12/01/2041	450	395
4.00%, 12/01/2042	500	434
5.00%, 12/01/2028	400	410
5.00%, 12/01/2028	1,300	1,354
5.00%, 12/01/2029	300	313
5.00%, 12/01/2030	250	263
5.00%, 01/01/2031	1,015	1,023
5.00%, 12/01/2031	300	315
5.00%, 12/01/2032	1,775	1,857
5.00%, 12/01/2032	2,355	2,432
5.00%, 01/01/2033	5,500	5,541
5.00%, 12/01/2033	700	718
5.00%, 12/01/2033	985	1,030
5.00%, 12/01/2033	3,650	3,766
5.00%, 12/01/2034	500	522
5.00%, 12/01/2034	1,350	1,382
5.00%, 12/01/2034	3,990	4,105
5.00%, 12/01/2035	500	518
5.00%, 12/01/2035	800	814
5.00%, 12/01/2035	2,335	2,384
5.00%, 12/01/2036	550	565
5.00%, 12/01/2036	1,360	1,375
5.00%, 12/01/2037	600	612
5.00%, 12/01/2037	3,625	3,630
5.00%, 12/01/2038	500	508
5.00%, 12/01/2038	2,420	2,414
5.00%, 07/01/2041	2,300	2,238
5.00%, 07/01/2046	42,280	40,191
Niagara Area Development Corp.
5.00%, 07/01/2052	1,000	744
Oneida County Local Development Corp.
5.00%, 12/01/2025	320	321
5.00%, 12/01/2027	1,425	1,428
5.00%, 12/01/2028	1,000	1,002
5.00%, 12/01/2035	1,160	1,207
Onondaga Civic Development Corp.
5.00%, 12/01/2033	1,000	1,082
Port Authority of New York & New Jersey
3.00%, 12/01/2032	5,000	4,659
5.00%, 09/15/2024	5,115	5,151
5.00%, 09/15/2026	1,000	1,018
5.00%, 10/15/2028	4,000	4,049
5.00%, 09/15/2029	1,500	1,539
5.00%, 10/15/2029	1,000	1,020
5.00%, 07/15/2031	4,000	4,236
5.00%, 12/01/2031	5,000	5,008
5.00%, 09/15/2032	1,500	1,537
5.00%, 10/15/2033	1,200	1,203
5.00%, 10/15/2033	6,000	6,102
5.00%, 11/15/2033	5,660	5,750
5.00%, 12/01/2033	5,070	5,078
5.00%, 08/01/2034	7,415	7,910
5.00%, 10/15/2034	980	982
5.00%, 01/15/2035	150	163
5.00%, 01/15/2036	200	215
5.00%, 10/15/2036	2,300	2,302
5.00%, 01/15/2037	225	240
5.00%, 10/15/2037	4,665	4,667
5.00%, 01/15/2039	360	370
5.00%, 01/15/2039	450	470
5.00%, 01/15/2040	500	519

5.00%, 01/15/2041	475	492
5.00%, 10/15/2041	3,240	3,267
5.00%, 11/15/2041	1,550	1,553
5.25%, 08/01/2040	2,000	2,089
5.50%, 08/01/2041	11,255	11,947
St Lawrence County Industrial Development Agency
5.00%, 07/01/2032	350	377
5.00%, 07/01/2033	400	430
5.00%, 07/01/2034	350	376
5.00%, 07/01/2035	400	427
5.00%, 07/01/2036	840	888
5.00%, 07/01/2037	880	921
State of New York Mortgage Agency Homeowner Mortgage Revenue
2.20%, 10/01/2029	1,000	861
3.25%, 10/01/2051	8,650	8,130
5.00%, 10/01/2023	920	920
Suffolk County Economic Development Corp.
5.38%, 11/01/2054(3)	1,210	923
Town of Hempstead NY
4.00%, 06/15/2028	3,665	3,714
Town of Oyster Bay NY
2.00%, 03/01/2033	1,415	1,126
Triborough Bridge & Tunnel Authority
2.00%, 05/15/2045(1)	2,425	2,152
2.00%, 05/15/2045(1)	6,375	5,681
4.00%, 11/15/2033	570	575
4.00%, 11/15/2034	115	115
4.00%, 05/15/2040	1,250	1,162
4.00%, 05/15/2042	2,840	2,589
5.00%, 11/15/2030	4,000	4,323
5.00%, 11/15/2032	8,095	8,821
5.00%, 11/15/2033	6,000	6,438
5.00%, 11/15/2034	430	469
5.00%, 11/15/2034	4,165	4,404
5.00%, 11/15/2035	3,835	3,948
5.00%, 11/15/2037	4,000	4,156
5.00%, 11/15/2038	1,000	1,010
5.00%, 05/15/2039	11,650	12,123
5.00%, 11/15/2039	3,000	3,134
5.00%, 11/15/2040	1,000	1,043
5.00%, 05/15/2041	5,075	5,241
5.00%, 11/15/2042	1,910	1,949
5.00%, 11/15/2042	2,900	2,987
5.00%, 11/15/2049	1,340	1,357
5.00%, 05/15/2051(1)	1,900	1,937
5.25%, 05/15/2041	1,895	2,001
Triborough Bridge & Tunnel Authority Sales Tax Revenue
5.00%, 05/15/2040	340	357
5.00%, 05/15/2041	720	752
Utility Debt Securitization Authority
5.00%, 12/15/2029	21,400	21,426
5.00%, 12/15/2031	11,775	11,789
5.00%, 12/15/2040	5,000	5,121
Westchester County Local Development Corp.
2.88%, 07/01/2026(3)	1,500	1,422

Total New York		1,330,570

North Carolina – 0.78%
Charlotte-Mecklenburg Hospital Authority
4.65%, 01/15/2037(1)	8,000	8,000
5.00%, 01/15/2050(1)	1,500	1,579
City of Charlotte NC
4.00%, 06/01/2038	2,450	2,327
County of New Hanover NC
5.00%, 10/01/2027	100	105
5.00%, 10/01/2034	1,000	1,053
Greater Asheville Regional Airport Authority
5.00%, 07/01/2032	1,000	1,045
5.00%, 07/01/2035	1,750	1,814
5.00%, 07/01/2036	1,505	1,550
5.00%, 07/01/2037	1,520	1,560
5.00%, 07/01/2037	1,780	1,823
5.25%, 07/01/2038	1,200	1,245
5.25%, 07/01/2040	500	516
5.25%, 07/01/2041	1,210	1,244
5.25%, 07/01/2042	1,000	1,023
5.25%, 07/01/2042	1,100	1,124
5.25%, 07/01/2043	700	715
5.25%, 07/01/2048	2,565	2,592
North Carolina Capital Facilities Finance Agency
4.00%, 05/01/2024	190	190
5.00%, 05/01/2031	1,000	1,050
North Carolina Housing Finance Agency
3.75%, 07/01/2052	3,495	3,359
5.75%, 01/01/2054	10,000	10,395
6.00%, 07/01/2053	4,635	4,840
North Carolina Medical Care Commission
2.55%, 06/01/2048(1)	3,955	3,788
4.00%, 03/01/2029	140	129
4.00%, 03/01/2030	145	131
4.00%, 03/01/2031	145	129
4.00%, 09/01/2033	180	165
5.00%, 10/01/2024	300	309
5.00%, 03/01/2027	150	147
5.00%, 03/01/2028	155	151
5.00%, 02/01/2051(1)	1,000	1,018
North Carolina Turnpike Authority
5.00%, 02/01/2024	15,390	15,412
5.00%, 01/01/2049	4,030	4,041
Raleigh Durham Airport Authority
5.00%, 05/01/2025	3,000	3,031
State of North Carolina
2.00%, 03/01/2036	2,230	1,625
5.00%, 05/01/2026	4,750	4,908
5.00%, 05/01/2027	7,500	7,857

Total North Carolina		91,990

North Dakota – 0.21%
City of Grand Forks ND
4.00%, 12/01/2037	675	588
4.00%, 12/01/2041	1,830	1,543
4.00%, 12/01/2046	1,425	1,160
5.00%, 12/01/2027	1,110	1,105
5.00%, 12/01/2028	1,500	1,494
5.00%, 12/01/2031	2,650	2,625
5.00%, 12/01/2034	725	761
5.00%, 12/01/2036	545	558
5.00%, 12/01/2038	500	502
5.00%, 12/01/2040	500	499
5.00%, 12/01/2042	500	499
North Dakota Housing Finance Agency
3.00%, 07/01/2051	5,600	5,304
3.00%, 01/01/2052	1,395	1,316
5.75%, 01/01/2054	6,600	6,864

Total North Dakota		24,818

Ohio – 1.71%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2037	700	601
4.00%, 11/15/2038	450	379
5.25%, 11/15/2031	530	544
5.25%, 11/15/2032	645	662
5.25%, 11/15/2033	1,770	1,811
5.25%, 11/15/2046	1,255	1,202
American Municipal Power, Inc.
1.00%, 02/15/2048(1)	2,015	1,952
4.00%, 02/15/2036	1,975	1,864
4.00%, 02/15/2038	2,860	2,600
5.00%, 02/15/2035	3,285	3,458
Buckeye Tobacco Settlement Financing Authority
3.00%, 06/01/2048	3,100	2,158
4.00%, 06/01/2038	1,000	944
5.00%, 06/01/2027	1,365	1,408
5.00%, 06/01/2055	17,515	15,087
City of Cleveland OH Airport System Revenue
5.00%, 01/01/2024	2,450	2,454
City of Columbus OH
5.00%, 04/01/2033	1,345	1,436
City of Hamilton OH Electric System Revenue
4.00%, 10/01/2037	1,000	935
City of Upper Arlington OH
5.75%, 12/01/2042	500	514
Clermont County Port Authority
5.00%, 12/01/2029	750	765
5.00%, 12/01/2030	850	867
County of Allen OH Hospital Facilities Revenue
5.00%, 12/01/2029	585	620
5.00%, 12/01/2030	585	621
County of Cuyahoga OH
5.00%, 12/01/2026	2,500	2,504
County of Fairfield OH
4.25%, 06/15/2024	1,470	1,451
County of Franklin OH
4.60%, 11/01/2042(1)	9,400	9,400
County of Hamilton OH
5.00%, 09/15/2034	1,050	1,031
County of Montgomery OH
4.00%, 08/01/2038	2,055	1,830
4.00%, 08/01/2039	2,220	1,945
5.00%, 08/01/2025	515	523
County of Muskingum OH
5.00%, 02/15/2044	1,935	1,662
5.00%, 02/15/2048	1,700	1,424
County of Scioto OH
5.00%, 02/15/2029	1,200	1,220
Crestview Local School District/Columbiana County
4.00%, 12/01/2043	385	341
Euclid City School District
5.25%, 01/15/2044	3,925	3,972
Forest Hills Local School District
5.00%, 12/01/2044	4,725	4,737
Miami University/Oxford OH
4.00%, 09/01/2036	1,000	965
5.00%, 09/01/2030	475	514
5.00%, 09/01/2032	1,000	1,079
5.00%, 09/01/2034	700	717
North Olmsted City School District
5.00%, 10/15/2048	1,450	1,455
Ohio Air Quality Development Authority
2.10%, 12/01/2027(1)	5,000	4,829
2.10%, 07/01/2028(1)	15,500	14,970
2.10%, 10/01/2028(1)	12,000	11,589
2.88%, 02/01/2026	5,400	5,052
3.25%, 09/01/2029	1,000	919
3.75%, 01/15/2028(3)	6,085	5,962
4.00%, 09/01/2030(1)	1,500	1,466
4.25%, 11/01/2039(1)	7,575	7,406
4.50%, 01/15/2048(3)	1,230	1,101
Ohio Higher Educational Facility Commission
4.00%, 07/01/2031	865	828
4.00%, 07/01/2032	900	857
4.00%, 07/01/2035	505	471
5.00%, 01/01/2032	235	238
5.00%, 10/01/2032	1,000	1,039
5.00%, 01/01/2033	285	290
5.00%, 05/01/2033	995	1,046
5.00%, 01/01/2034	360	368
5.00%, 01/15/2034	600	595
5.25%, 01/01/2035	375	389
5.25%, 01/01/2036	500	515
5.25%, 01/01/2037	420	428
Ohio Housing Finance Agency
4.50%, 03/01/2050	145	143
Ohio State University
4.00%, 12/01/2039	7,350	6,914
Ohio Turnpike & Infrastructure Commission
5.00%, 02/15/2039	1,100	1,165

Ohio Water Development Authority
5.00%, 06/01/2031	450	494
5.00%, 12/01/2031	600	662
5.00%, 06/01/2032	350	386
5.00%, 12/01/2032	400	444
5.00%, 06/01/2033	350	389
5.00%, 12/01/2033	400	445
5.00%, 06/01/2034	300	333
5.00%, 12/01/2034	425	471
5.00%, 06/01/2035	500	550
5.00%, 12/01/2035	600	658
5.00%, 12/01/2035	1,000	1,083
5.00%, 12/01/2038	1,760	1,843
Port of Greater Cincinnati Development Authority
3.75%, 12/01/2031(3)	485	434
State of Ohio
2.75%, 01/01/2052(1)	2,215	2,098
4.00%, 01/15/2038	800	733
4.00%, 01/15/2041	655	579
4.00%, 01/15/2050	450	369
5.00%, 08/01/2024	2,500	2,525
5.00%, 02/01/2028	1,295	1,372
5.00%, 03/01/2028	690	732
5.00%, 03/01/2028	860	912
5.00%, 03/15/2028	1,725	1,830
5.00%, 01/01/2030	1,170	1,232
5.00%, 12/15/2030	1,500	1,633
5.00%, 12/15/2031	1,000	1,084
5.00%, 12/15/2032	1,000	1,087
5.00%, 12/15/2033	1,000	1,086
5.00%, 12/15/2034	1,000	1,080
5.00%, 10/01/2035	1,410	1,457
5.00%, 12/31/2035	1,010	1,012
5.00%, 05/01/2036	3,630	3,669
5.00%, 03/01/2037	1,365	1,455
5.00%, 05/01/2037	4,915	5,067
5.00%, 03/01/2040	3,200	3,371
University of Akron
4.00%, 01/01/2027	2,780	2,772
5.00%, 01/01/2037	6,675	6,699
University of Cincinnati
5.00%, 06/01/2028	250	262
5.00%, 06/01/2029	400	418

Total Ohio		200,958

Oklahoma – 0.36%
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500	1,492
5.00%, 09/01/2026	1,725	1,776
5.00%, 09/01/2028	1,120	1,148
Cleveland County Educational Facilities Authority
5.00%, 09/01/2025	300	306
5.00%, 09/01/2026	375	385
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470	2,536
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515	519
5.00%, 12/01/2025	545	554
5.00%, 12/01/2026	820	841
Grady County School Finance Authority
5.00%, 09/01/2028	375	390
5.00%, 09/01/2030	1,235	1,272
Muskogee Industrial Trust
4.00%, 09/01/2030	2,000	1,856
Oklahoma City Airport Trust
5.00%, 07/01/2025	2,040	2,057
5.00%, 07/01/2026	2,195	2,224
5.00%, 07/01/2030	1,350	1,379
5.00%, 07/01/2032	2,960	3,024
5.00%, 07/01/2035	3,240	3,294
5.00%, 07/01/2043	1,065	1,061
Oklahoma Department of Transportation
5.00%, 09/01/2030	1,015	1,072
Oklahoma Development Finance Authority
5.00%, 08/01/2026	75	75
5.00%, 08/01/2030	1,010	1,002
Oklahoma State University
5.00%, 09/01/2031	1,500	1,619
Oklahoma Turnpike Authority
5.00%, 01/01/2025	700	710
5.00%, 01/01/2026	2,500	2,568
5.00%, 01/01/2027	3,000	3,124
5.00%, 01/01/2028	2,905	3,070
Tulsa Airports Improvement Trust
5.00%, 06/01/2031	1,120	1,149
5.00%, 06/01/2033	1,240	1,272

Total Oklahoma		41,775

Oregon – 0.80%
City of Eugene OR Electric Utility System Revenue
4.00%, 08/01/2036	300	296
County of Yamhill OR
4.00%, 12/01/2030	950	934
Hillsboro School District No 1J
4.00%, 06/15/2035	750	740
4.00%, 06/15/2037	2,250	2,157
5.00%, 06/15/2028	1,525	1,594
Medford Hospital Facilities Authority
5.00%, 08/15/2036	1,145	1,182
Oregon State Facilities Authority
5.00%, 06/01/2030	5,000	5,243
5.00%, 06/01/2046	21,475	20,782
Oregon State Lottery
5.00%, 04/01/2036	2,500	2,586
Port of Portland OR Airport Revenue
5.00%, 07/01/2027	1,000	1,026
5.00%, 07/01/2027	2,000	2,051
5.00%, 07/01/2028	2,000	2,067
5.00%, 07/01/2028	2,190	2,264

5.00%, 07/01/2029	750	791
5.00%, 07/01/2031	1,000	1,017
5.00%, 07/01/2032	1,000	995
5.00%, 07/01/2032	12,930	13,507
5.00%, 07/01/2033	3,485	3,465
5.00%, 07/01/2035	3,240	3,284
5.00%, 07/01/2036	2,200	2,290
5.00%, 07/01/2038	1,370	1,399
5.00%, 07/01/2045	2,420	2,422
5.25%, 07/01/2039	7,000	7,265
Salem Hospital Facility Authority
4.00%, 05/15/2041	1,500	1,293
State of Oregon
5.00%, 05/01/2043	3,300	3,474
5.00%, 08/01/2043	1,060	1,117
State of Oregon Department of Transportation
5.25%, 11/15/2047	2,705	2,856
State of Oregon Housing & Community Services Department
3.50%, 01/01/2051	1,010	969
4.00%, 07/01/2051	2,650	2,568
Yamhill County Hospital Authority
1.75%, 11/15/2026	1,355	1,298
2.50%, 11/15/2028	1,000	865

Total Oregon		93,797

Pennsylvania – 3.74%
Allegheny County Airport Authority
4.00%, 01/01/2046	1,000	844
5.00%, 01/01/2033	1,365	1,416
5.00%, 01/01/2056	13,570	13,555
Allegheny County Higher Education Building Authority
4.00%, 03/01/2032	300	291
4.00%, 03/01/2033	300	289
4.00%, 03/01/2035	345	327
4.00%, 03/01/2041	2,615	2,310
Allegheny County Hospital Development Authority
5.00%, 07/15/2025	2,370	2,410
5.00%, 07/15/2034	5,100	5,319
Allegheny County Industrial Development Authority
3.50%, 12/01/2031	915	716
4.00%, 12/01/2041	1,720	1,122
4.25%, 12/01/2050	1,915	1,152
Allentown City School District
5.00%, 02/01/2031	500	518
5.00%, 02/01/2033	470	486
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2027(3)	1,000	1,004
6.00%, 05/01/2042(3)	450	448
Bucks County Industrial Development Authority
5.00%, 07/01/2026	475	466
5.00%, 07/01/2027	475	464
5.00%, 07/01/2028	425	413
5.00%, 07/01/2033	640	607
5.00%, 07/01/2034	1,580	1,491
5.00%, 07/01/2035	435	408
5.00%, 07/01/2036	665	613
5.00%, 07/01/2037	1,410	1,278
5.00%, 07/01/2038	1,460	1,302
5.00%, 07/01/2039	1,510	1,332
Capital Region Water Revenue
5.00%, 07/15/2025	1,000	1,019
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430	433
5.00%, 07/15/2028	350	366
5.00%, 07/15/2042	1,250	1,259
Chester County Industrial Development Authority
5.00%, 10/15/2032(3)	1,415	1,381
Chichester School District
4.00%, 09/15/2028	750	757
4.00%, 09/15/2029	900	905
City of Oil City PA
4.00%, 12/01/2032	185	185
City of Philadelphia PA
5.00%, 07/15/2026	2,475	2,481
5.00%, 08/01/2027	1,500	1,564
5.00%, 08/01/2028	6,000	6,073
5.00%, 02/01/2029	3,175	3,365
5.00%, 08/01/2031	500	540
5.00%, 08/01/2031	8,000	8,287
5.00%, 08/01/2033	2,000	2,071
City of Philadelphia PA Airport Revenue
4.00%, 07/01/2037	2,085	1,936
5.00%, 07/01/2026	1,155	1,189
5.00%, 07/01/2027	1,520	1,585
5.00%, 07/01/2029	230	237
5.00%, 07/01/2030	1,000	1,017
5.00%, 07/01/2031	2,000	2,035
5.00%, 07/01/2032	1,745	1,775
5.00%, 07/01/2033	1,000	1,017
5.00%, 07/01/2047	1,060	1,039
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165	1,207
5.00%, 11/01/2027	1,540	1,617
5.00%, 11/01/2032	1,000	1,039
City of Reading PA
5.00%, 11/01/2027	2,330	2,428
Coatesville School District
5.00%, 08/01/2025	875	893
5.25%, 11/15/2037	13,465	13,939
Commonwealth Financing Authority
4.00%, 06/01/2039	20,000	18,130
5.00%, 06/01/2027	750	780
5.00%, 06/01/2027	1,500	1,547
5.00%, 06/01/2027	2,165	2,248
5.00%, 06/01/2028	2,555	2,655
5.00%, 06/01/2030	1,750	1,865
Commonwealth of Pennsylvania
4.00%, 02/01/2032	2,380	2,365

4.00%, 04/01/2033	20,000	19,640
5.00%, 01/01/2024	5,800	5,812
5.00%, 01/01/2025	9,000	9,127
5.00%, 01/01/2027	2,095	2,182
5.00%, 10/01/2036	3,215	3,446
County of Lancaster PA
4.00%, 11/01/2030	560	565
County of Lehigh PA
4.00%, 07/01/2039	1,955	1,718
Cumberland County Municipal Authority
4.00%, 01/01/2033	210	210
4.00%, 01/01/2033	545	498
4.00%, 01/01/2033	745	745
Dauphin County General Authority
5.00%, 10/15/2030(3)	2,000	1,802
5.00%, 06/01/2035	1,000	1,014
Deer Creek Drainage Basin Authority
4.00%, 12/01/2033	575	576
4.00%, 12/01/2035	375	369
Delaware County Authority
5.00%, 08/01/2030	1,150	1,168
Delaware River Port Authority
5.00%, 01/01/2037	5,300	5,307
Doylestown Hospital Authority
5.00%, 07/01/2046	690	711
5.00%, 07/01/2046	3,010	2,499
5.00%, 07/01/2049	130	140
5.00%, 07/01/2049	1,180	960
Easton Area School District
5.00%, 04/01/2029	1,000	1,026
5.00%, 04/01/2030	2,805	2,875
Geisinger Authority
5.00%, 04/01/2035	3,000	3,109
5.00%, 02/15/2039	1,500	1,511
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038	1,970	1,998
5.00%, 06/01/2044	1,085	1,087
Indiana County Industrial Development Authority
5.00%, 05/01/2029	740	763
Lancaster City Parking Authority
4.00%, 09/01/2035	1,100	1,089
Lancaster County Hospital Authority
5.00%, 11/01/2051	2,600	2,532
Lancaster Industrial Development Authority
4.00%, 07/01/2031	150	135
4.00%, 07/01/2037	130	106
Monroeville Finance Authority
5.00%, 05/15/2034	640	685
Montgomery County Higher Education & Health Authority
5.00%, 10/01/2023	50	50
5.00%, 09/01/2024	410	412
5.00%, 10/01/2028	1,000	973
5.00%, 09/01/2032	1,000	1,033
5.00%, 09/01/2033	305	315
5.00%, 10/01/2036	1,320	1,203
5.00%, 10/01/2040	1,595	1,374
North Allegheny School District
4.00%, 05/01/2035	1,000	1,000
4.00%, 05/01/2036	705	697
Northampton County General Purpose Authority
4.85% (1 Month LIBOR USD + 1.04%), 08/15/2048(2)	1,625	1,625
5.00%, 08/15/2036	455	460
Pennsylvania Economic Development Financing Authority
0.40%, 10/01/2023	7,500	7,500
1.75%, 08/01/2038(1)	10,000	9,778
4.00%, 04/15/2037	1,000	931
4.00%, 11/15/2042	7,500	6,603
4.13%, 08/01/2045(1)	20,000	19,990
4.38% (SIFMA Municipal Swap Index Yield + 0.40%), 06/01/2041(2)	3,085	3,078
5.00%, 04/15/2026	2,500	2,557
5.00%, 04/15/2031	2,095	2,210
5.00%, 05/15/2031	7,175	7,586
5.00%, 05/15/2032	700	749
5.00%, 05/15/2032	850	909
5.00%, 05/15/2033	525	564
5.00%, 05/15/2033	550	591
5.00%, 05/15/2034	700	750
5.00%, 05/15/2034	750	804
5.25%, 06/30/2035	2,700	2,859
5.25%, 07/01/2046	1,535	1,472
5.50%, 06/30/2037	5,450	5,762
5.50%, 06/30/2038	5,450	5,727
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2024	3,005	3,024
5.00%, 06/15/2025	1,855	1,886
5.00%, 08/15/2029	1,600	1,665
5.00%, 10/01/2034	1,250	1,272
5.00%, 12/01/2038	1,710	1,715
Pennsylvania Housing Finance Agency
3.00%, 10/01/2051	14,315	13,281
3.00%, 10/01/2052	8,430	7,795
3.50%, 04/01/2051	485	474
5.75%, 10/01/2053	7,060	7,307
Pennsylvania State University
5.00%, 09/01/2041	1,080	1,096
Pennsylvania Turnpike Commission
4.00%, 12/01/2038	360	338
4.00%, 12/01/2039	4,000	3,736
4.00%, 12/01/2042	625	554
4.83% (SIFMA Municipal Swap Index Yield + 0.85%), 07/15/2041(2)	6,925	6,925
5.00%, 06/01/2028	2,085	2,142
5.00%, 12/01/2031	350	382
5.00%, 06/01/2032	2,000	2,074
5.00%, 12/01/2032	350	386
5.00%, 12/01/2032	1,295	1,410
5.00%, 06/01/2033	3,155	3,269
5.00%, 12/01/2033	375	409

5.00%, 12/01/2033	5,250	5,705
5.00%, 12/01/2034	300	324
5.00%, 12/01/2034	1,240	1,294
5.00%, 12/01/2034	2,155	2,331
5.00%, 12/01/2035	500	530
5.00%, 12/01/2035	575	617
5.00%, 12/01/2036	500	529
5.00%, 12/01/2037	450	476
5.00%, 12/01/2037	550	578
5.00%, 06/01/2039	3,000	3,028
5.00%, 12/01/2039	1,000	1,050
5.00%, 12/01/2039	2,155	2,170
5.00%, 12/01/2041	2,560	2,543
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
5.00%, 12/01/2038	1,035	1,059
5.25%, 12/01/2044	3,180	3,275
Philadelphia Gas Works Co.
4.00%, 08/01/2036	1,000	947
5.00%, 08/01/2024	425	428
5.00%, 08/01/2024	500	504
5.00%, 08/01/2025	450	458
5.00%, 08/01/2027	750	782
5.00%, 08/01/2028	625	658
5.00%, 08/01/2029	1,000	1,061
5.00%, 08/01/2031	1,760	1,877
5.00%, 08/01/2032	1,000	1,066
5.00%, 08/01/2033	1,250	1,331
5.00%, 08/01/2034	1,410	1,498
5.00%, 08/01/2035	1,000	1,056
5.00%, 08/01/2036	1,690	1,753
Pittsburgh School District
3.00%, 09/01/2039	3,290	2,493
Pittsburgh Water & Sewer Authority
5.00%, 09/01/2038	1,000	1,038
Reading School District
5.00%, 03/01/2035	1,100	1,138
5.00%, 03/01/2036	1,250	1,287
School District of Philadelphia
5.00%, 09/01/2026	1,625	1,663
5.00%, 09/01/2029	1,500	1,574
5.00%, 09/01/2030	15	16
5.00%, 09/01/2030	3,985	4,068
5.00%, 09/01/2031	1,000	1,019
5.00%, 09/01/2031	1,200	1,243
5.00%, 09/01/2032	1,200	1,242
5.00%, 09/01/2032	2,200	2,297
5.00%, 09/01/2033	960	1,012
5.00%, 09/01/2033	1,500	1,581
5.00%, 09/01/2043	1,690	1,706
Scranton School District
5.00%, 06/01/2033	530	562
5.00%, 06/01/2035	515	545
South Wayne County Water & Sewer Authority
4.00%, 02/15/2036	600	588
State Public School Building Authority
4.00%, 06/15/2033	685	676
4.00%, 06/15/2034	700	694
5.00%, 06/15/2025	3,000	3,030
5.00%, 06/01/2026	180	182
5.00%, 06/01/2029	665	710
5.00%, 12/01/2032	725	753
5.00%, 12/01/2032	2,335	2,396
5.25%, 09/15/2030	990	1,035
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2038	1,000	944
Trinity Area School District
4.00%, 11/01/2043	2,250	2,007
Upper Merion Area School District
5.00%, 01/15/2030	600	617
Waverly Township Municipal Authority
4.00%, 02/15/2029	1,030	1,041
West Shore School District
5.00%, 11/15/2043	1,000	1,011
York County School of Technology Authority
5.00%, 02/15/2028	400	403

Total Pennsylvania		439,416

Puerto Rico – 1.30%
Commonwealth of Puerto Rico
0.00%, 07/01/2024	855	825
4.00%, 07/01/2033	13,090	11,733
4.00%, 07/01/2035	4,835	4,202
5.38%, 07/01/2025	1,800	1,818
5.63%, 07/01/2027	17,133	17,581
5.63%, 07/01/2029	6,158	6,363
5.75%, 07/01/2031	7,165	7,483
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%, 07/01/2028(3)	2,075	2,088
5.00%, 07/01/2033(3)	4,540	4,494
5.00%, 07/01/2035(3)	5,555	5,434
5.00%, 07/01/2037(3)	2,425	2,328
5.00%, 07/01/2037(3)	3,810	3,666
5.00%, 07/01/2047(3)	9,025	8,374
Puerto Rico Housing Finance Authority
5.00%, 12/01/2023	4,300	4,302
5.00%, 12/01/2024	9,270	9,361
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
4.00%, 07/01/2037	240	207
5.00%, 07/01/2032	250	258
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2024	939	909
0.00%, 07/01/2024	2,601	2,518
0.00%, 07/01/2027	2,061	1,752
0.00%, 07/01/2033	8,101	5,191
4.33%, 07/01/2040	5,787	5,183
4.33%, 07/01/2040	23,095	20,686
4.55%, 07/01/2040	7,787	7,165
4.75%, 07/01/2053	3,974	3,513
5.00%, 07/01/2058	17,365	15,708

Total Puerto Rico		153,142

Rhode Island – 0.38%
Providence Public Building Authority
5.00%, 09/15/2038	2,570	2,606
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200	1,204
Rhode Island Health & Educational Building Corp.
4.00%, 05/15/2034	1,750	1,748
4.00%, 09/15/2042	5,000	4,282
5.00%, 09/01/2031	2,215	2,065
5.00%, 09/01/2036	100	88
5.00%, 05/15/2039	700	663
5.50%, 05/15/2040	1,205	1,289
5.50%, 05/15/2041	1,570	1,677
5.50%, 05/15/2047	4,130	4,365
Rhode Island Housing & Mortgage Finance Corp.
3.00%, 10/01/2051	3,230	3,028
3.50%, 10/01/2050	825	795
4.00%, 10/01/2049	335	328
5.00%, 10/01/2026	395	406
5.00%, 04/01/2027	215	222
5.00%, 10/01/2027	250	260
5.00%, 10/01/2027	520	540
5.00%, 04/01/2028	480	502
5.00%, 10/01/2028	275	289
5.00%, 10/01/2029	285	301
Rhode Island Infrastructure Bank
4.00%, 10/01/2034	2,000	2,028
Rhode Island Student Loan Authority
3.50%, 12/01/2034	245	234
5.00%, 12/01/2024	600	603
5.00%, 12/01/2025	500	505
5.00%, 12/01/2025	1,000	1,009
5.00%, 12/01/2026	750	762
5.00%, 12/01/2026	1,000	1,016
5.00%, 12/01/2027	800	820
5.00%, 12/01/2027	1,000	1,026
5.00%, 12/01/2028	1,150	1,183
5.00%, 12/01/2029	675	699
5.00%, 12/01/2030	1,645	1,694
State of Rhode Island
4.13%, 08/01/2042	5,350	5,057
Tobacco Settlement Financing Corp.
5.00%, 06/01/2024	1,455	1,459

Total Rhode Island		44,753

South Carolina – 0.85%
Aiken County Consolidated School District
4.00%, 04/01/2034	2,415	2,403
County of Richland SC
5.00%, 03/01/2025	2,900	2,951
Greenville Housing Authority
5.00%, 10/01/2026(1)	3,710	3,730
Lexington County Health Services District, Inc.
5.00%, 11/01/2023	300	300
5.00%, 11/01/2024	780	787
Patriots Energy Group Financing Agency
4.00%, 10/01/2048(1)	34,495	34,394
5.25%, 10/01/2054(1)	9,600	9,663
Piedmont Municipal Power Agency
4.00%, 01/01/2034	4,000	3,755
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060	1,062
South Carolina Jobs-Economic Development Authority
5.00%, 04/01/2031	510	528
South Carolina Ports Authority
5.00%, 07/01/2026	1,940	1,968
5.00%, 07/01/2027	3,120	3,188
5.00%, 07/01/2028	1,100	1,133
South Carolina Public Service Authority
4.00%, 12/01/2037	4,000	3,655
5.00%, 12/01/2031	2,860	2,993
5.00%, 12/01/2032	1,500	1,519
5.00%, 12/01/2032	3,670	3,840
5.00%, 12/01/2035	1,500	1,514
5.00%, 12/01/2041	3,000	2,939
5.25%, 12/01/2038	10,000	10,532
South Carolina State Housing Finance & Development Authority
4.00%, 01/01/2050	575	559
4.00%, 07/01/2050	570	555
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305	312
5.00%, 10/01/2035	5,325	5,506

Total South Carolina		99,786

South Dakota – 0.11%
County of Lawrence SD
4.00%, 12/01/2036	730	722
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2024	355	357
5.00%, 09/01/2025	880	890
5.00%, 09/01/2026	2,000	2,036
5.00%, 11/01/2029	800	818
5.00%, 11/01/2030	1,000	1,022
5.00%, 07/01/2033(1)	2,630	2,636
South Dakota Housing Development Authority
3.00%, 11/01/2051	1,080	1,023
4.00%, 11/01/2047	3,280	3,230

Total South Dakota		12,734

Tennessee – 1.05%
Health Educational & Housing Facility Board of the City of Memphis
5.00%, 07/01/2027(1)	4,220	4,248
5.00%, 07/01/2027(1)	7,157	7,202
Johnson City Health & Educational Facilities Board
5.00%, 07/01/2025	1,425	1,440
Knox County Health Educational & Housing Facility Board
4.05%, 12/01/2027(1)	5,710	5,705
5.00%, 04/01/2024	1,000	1,003

5.00%, 04/01/2027	1,740	1,763
5.00%, 12/01/2027(1)	1,603	1,624
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 04/01/2026(1)	4,580	4,515
5.00%, 06/01/2044(1)	10,000	10,042
Metropolitan Government of Nashville & Davidson County TN
1.75%, 01/01/2036	6,820	4,714
5.00%, 07/01/2031	1,100	1,122
Metropolitan Government of Nashville & Davidson County TN Electric Revenue
5.00%, 05/15/2042	2,000	2,023
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue
5.00%, 07/01/2036	2,000	2,057
Metropolitan Nashville Airport Authority
5.00%, 07/01/2030	1,950	2,027
5.00%, 07/01/2031	1,920	2,005
5.00%, 07/01/2036	2,050	2,088
5.25%, 07/01/2032	1,150	1,230
5.25%, 07/01/2033	1,000	1,073
5.25%, 07/01/2034	1,250	1,339
5.25%, 07/01/2035	1,375	1,465
5.50%, 07/01/2036	1,125	1,212
5.50%, 07/01/2037	2,400	2,561
5.50%, 07/01/2038	3,225	3,415
5.50%, 07/01/2039	2,300	2,426
5.50%, 07/01/2040	2,000	2,101
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(3)	485	476
New Memphis Arena Public Building Authority
0.00%, 04/01/2029	625	543
0.00%, 04/01/2030	750	643
0.00%, 04/01/2031	650	553
Tennergy Corp.
5.00%, 02/01/2050(1)	9,320	9,343
Tennessee Energy Acquisition Corp.
4.00%, 11/01/2049(1)	8,955	8,786
Tennessee Housing Development Agency
2.60%, 07/01/2039	395	294
2.80%, 07/01/2044	480	336
2.90%, 07/01/2039	285	222
3.00%, 01/01/2052	1,560	1,461
3.75%, 07/01/2052	2,305	2,214
5.00%, 01/01/2053	3,215	3,224
Tennessee State School Bond Authority
5.00%, 11/01/2040	25,000	25,595

Total Tennessee		124,090

Texas – 11.41%
Alamito Public Facility Corp.
3.50%, 09/01/2025(1)	1,990	1,973
3.50%, 09/01/2025(1)	4,315	4,266
5.00%, 08/01/2044(1)	6,600	6,670
Arlington Higher Education Finance Corp.
4.00%, 08/15/2031	435	429
4.00%, 08/15/2038	4,410	3,904
4.00%, 08/15/2039	4,925	4,334
4.00%, 08/15/2040	5,130	4,487
4.00%, 08/15/2041	5,400	4,690
4.00%, 08/15/2042	3,000	2,584
Arlington Independent School District
4.00%, 02/15/2039	1,500	1,393
Austin Community College District Public Facility Corp.
5.00%, 08/01/2024	430	434
5.00%, 08/01/2028	310	324
5.00%, 08/01/2031	300	313
5.00%, 08/01/2031	580	606
Austin Independent School District
4.00%, 08/01/2032	2,835	2,847
4.00%, 08/01/2033	3,160	3,167
4.00%, 08/01/2034	3,620	3,621
4.00%, 08/01/2035	2,465	2,444
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2023	1,425	1,425
5.00%, 10/01/2025	1,780	1,784
5.00%, 10/01/2026	1,400	1,407
5.00%, 10/01/2028	1,925	1,948
5.00%, 10/01/2030	2,175	2,196
5.00%, 10/01/2033	2,000	2,014
5.00%, 10/01/2034	2,000	2,012
5.00%, 10/01/2036	1,000	993
Barbers Hill Independent School District
4.00%, 02/15/2041	1,625	1,497
Bastrop Independent School District
5.00%, 02/15/2041	5,240	5,532
Baytown Area Water Authority
5.00%, 05/01/2024	1,000	1,005
5.00%, 05/01/2025	1,000	1,014
Birdville Independent School District
5.00%, 02/15/2026	725	744
Boerne Independent School District
3.13%, 02/01/2053(1)	2,270	2,196
Brazosport Independent School District
2.13%, 02/15/2033	1,310	1,053
Capital Area Housing Finance Corp.
0.29%, 08/01/2039(1)	2,015	1,935
Central Texas Regional Mobility Authority
4.00%, 01/01/2033	965	949
4.00%, 01/01/2033	1,000	976
4.00%, 01/01/2036	500	479
4.00%, 01/01/2037	620	583
5.00%, 01/01/2024	175	175
5.00%, 01/01/2025	225	227
5.00%, 01/01/2025	3,795	3,812
5.00%, 01/01/2028	300	304
5.00%, 01/01/2029	750	777
5.00%, 01/01/2031	500	525
5.00%, 01/01/2031	600	630
5.00%, 01/01/2032	500	525
5.00%, 01/01/2034	1,475	1,501

Central Texas Turnpike System
0.00%, 08/15/2025	5,500	5,081
5.00%, 08/15/2039	1,560	1,593
5.00%, 08/15/2042	2,340	2,205
City of Amarillo TX Waterworks & Sewer System Revenue
4.00%, 04/01/2039	1,310	1,188
4.00%, 04/01/2040	1,450	1,290
City of Arlington TX
5.00%, 08/15/2031	265	268
5.00%, 08/15/2033	290	292
5.00%, 08/15/2035	320	321
City of Austin TX
5.00%, 09/01/2037	2,900	3,087
City of Austin TX Airport System Revenue
5.00%, 11/15/2026	1,140	1,158
5.00%, 11/15/2028	1,000	999
City of Austin TX Electric Utility Revenue
5.00%, 11/15/2040	15,550	16,275
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2032	750	824
5.00%, 11/15/2034	500	547
5.00%, 11/15/2039	1,575	1,653
5.00%, 11/15/2040	2,820	2,942
5.00%, 11/15/2041	2,500	2,598
City of Bryan TX
2.25%, 08/15/2035	2,465	1,868
City of College Station TX
2.13%, 02/15/2040	2,000	1,311
2.25%, 02/15/2041	1,000	655
City of Crandall TX
3.38%, 09/15/2026(3)	50	46
4.00%, 09/15/2031(3)	100	87
City of Dallas Housing Finance Corp.
5.00%, 09/01/2026(1)	2,310	2,333
City of Dallas TX
5.00%, 02/15/2024	1,055	1,060
5.00%, 02/15/2027	8,125	8,426
City of Dallas TX Hotel Occupancy Tax Revenue
4.00%, 08/15/2029	1,110	1,080
4.00%, 08/15/2030	1,040	1,004
4.00%, 08/15/2032	1,000	948
City of Dallas TX Waterworks & Sewer System Revenue
4.00%, 10/01/2032	3,210	3,226
4.00%, 10/01/2034	13,000	12,366
5.00%, 10/01/2031	800	820
City of Denton TX
2.00%, 02/15/2039	1,340	883
City of El Paso TX
5.00%, 08/15/2025	2,245	2,290
City of El Paso TX Water & Sewer Revenue
5.00%, 03/01/2034	1,725	1,844
5.00%, 03/01/2035	1,035	1,100
5.00%, 03/01/2036	2,355	2,482
5.00%, 03/01/2040	1,700	1,756
5.25%, 03/01/2049	7,500	7,719
City of Elgin TX
4.00%, 07/15/2029	350	348
4.00%, 07/15/2034	175	171
City of Fort Worth TX
2.00%, 03/01/2040	3,000	1,878
City of Fort Worth TX Water & Sewer System Revenue
5.00%, 02/15/2040	5,950	6,243
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700	727
City of Georgetown TX Utility System Revenue
5.00%, 08/15/2029	750	794
5.00%, 08/15/2032	1,250	1,338
5.00%, 08/15/2034	1,300	1,385
City of Grand Prairie TX
4.00%, 02/15/2039	1,300	1,180
City of Houston TX
5.00%, 03/01/2025	750	762
5.00%, 03/01/2028	1,000	1,034
5.00%, 03/01/2031	2,880	3,046
City of Houston TX Airport System Revenue
5.00%, 07/01/2027	3,000	3,142
5.00%, 07/01/2029	1,000	1,026
5.00%, 07/01/2033	1,770	1,846
5.00%, 07/01/2034	2,815	2,921
City of Houston TX Combined Utility System Revenue
4.00%, 11/15/2035	300	296
4.00%, 11/15/2036	300	292
5.00%, 11/15/2023	225	225
5.00%, 05/15/2028	410	412
5.00%, 11/15/2033	400	409
5.00%, 11/15/2035	2,650	2,763
5.00%, 11/15/2035	7,770	7,911
5.00%, 11/15/2036	1,000	1,014
City of Houston TX Hotel Occupancy Tax & Special Revenue
5.00%, 09/01/2036	2,100	2,168
City of Lubbock TX Electric Light & Power System Revenue
4.00%, 04/15/2038	3,000	2,766
4.00%, 04/15/2039	2,500	2,278
City of Midland TX
4.00%, 03/01/2044	1,250	1,090
City of Pearland TX
5.00%, 03/01/2024	650	653
City of Plano TX
5.00%, 09/01/2024	1,075	1,086
5.00%, 09/01/2024	8,780	8,870
5.00%, 09/01/2034	1,950	1,973
City of San Antonio TX
4.00%, 08/01/2033	1,185	1,185
City of San Antonio TX Airport System
5.00%, 07/01/2027	2,000	2,041
5.00%, 07/01/2028	1,750	1,799
5.00%, 07/01/2030	1,000	1,028

City of San Antonio TX Electric & Gas Systems Revenue
1.13%, 12/01/2045(1)	22,440	19,834
1.75%, 02/01/2049(1)	4,000	3,750
2.00%, 02/01/2049(1)	15,940	14,285
5.00%, 02/01/2030	1,000	1,041
5.00%, 02/01/2039	1,700	1,753
5.00%, 02/01/2039	20,250	20,143
5.00%, 02/01/2040	1,465	1,505
5.00%, 02/01/2041	570	584
5.25%, 02/01/2041	20,000	20,997
City of Temple TX
4.00%, 08/01/2031	225	225
4.00%, 08/01/2033	200	197
4.00%, 08/01/2034	240	237
4.00%, 08/01/2035	215	211
4.00%, 08/01/2039	220	200
4.00%, 08/01/2041	170	150
City of Waco TX
4.00%, 02/01/2039	1,605	1,487
5.00%, 02/01/2025	1,710	1,717
Clear Creek Independent School District
4.00%, 02/15/2032	10,250	9,760
Clifton Higher Education Finance Corp.
3.00%, 08/15/2032	370	327
3.00%, 08/15/2033	260	225
3.00%, 08/15/2034	490	418
3.00%, 08/15/2035	680	566
3.00%, 08/15/2036	330	267
3.00%, 08/15/2037	730	572
3.00%, 08/15/2038	380	292
3.00%, 08/15/2040	935	688
3.00%, 08/15/2041	965	698
4.00%, 08/15/2036	350	329
4.00%, 08/15/2037	500	463
Collin County Community College District
4.00%, 08/15/2038	3,300	3,079
Comal Independent School District
3.00%, 02/01/2040	7,150	5,522
Conroe Local Government Corp.
5.00%, 10/01/2033	200	213
5.00%, 10/01/2034	200	214
5.00%, 10/01/2035	135	144
Coppell Independent School District
4.00%, 08/15/2034	2,310	2,311
4.00%, 08/15/2036	2,580	2,511
County of Collin TX
4.00%, 02/15/2037	1,105	1,057
County of Denton TX
3.00%, 07/15/2033	5,215	4,686
County of El Paso TX
5.00%, 02/15/2029	1,500	1,563
5.00%, 02/15/2031	1,280	1,309
County of Harris TX
5.00%, 10/01/2027	5,000	5,262
5.00%, 08/15/2031	1,760	1,924
5.00%, 08/15/2032	1,000	1,103
5.00%, 08/15/2041	4,500	4,504
County of Lubbock TX
4.00%, 02/15/2040	3,385	3,021
5.00%, 02/15/2035	765	815
County of Tarrant TX
5.00%, 07/15/2037	945	1,004
5.00%, 07/15/2038	2,500	2,644
Crowley Independent School District
5.00%, 02/01/2040	4,650	4,895
Cypress-Fairbanks Independent School District
3.00%, 02/15/2034	2,420	2,136
4.00%, 02/15/2033	575	577
5.00%, 02/15/2025	1,000	1,004
5.00%, 02/15/2025	1,205	1,224
5.00%, 02/15/2027	470	483
5.00%, 02/15/2038	3,470	3,672
5.00%, 02/15/2039	11,225	11,857
5.00%, 02/15/2040	13,055	13,764
Dallas Area Rapid Transit
5.00%, 12/01/2024	550	557
Dallas College
5.00%, 02/15/2035	3,250	3,307
5.00%, 02/15/2036	4,610	4,695
5.00%, 02/15/2037	2,250	2,291
Dallas County Utility & Reclamation District
5.00%, 02/15/2024	1,125	1,128
Dallas Fort Worth International Airport
4.00%, 11/01/2034	1,930	1,899
4.00%, 11/01/2035	3,870	3,768
4.00%, 11/01/2046	3,950	3,513
5.00%, 11/01/2031	2,310	2,467
5.00%, 11/01/2032	1,500	1,621
5.00%, 11/01/2039	2,645	2,758
5.25%, 11/01/2027	1,145	1,145
Dallas Independent School District
4.00%, 02/15/2025	1,655	1,661
4.00%, 02/15/2026	1,000	1,003
Decatur Hospital Authority
5.00%, 09/01/2030	555	536
5.00%, 09/01/2032	1,110	1,064
Deer Park Independent School District
5.00%, 08/15/2047	2,750	2,827
Denton Independent School District
0.00%, 08/15/2025	500	465
2.00%, 08/01/2044(1)	175	172
2.00%, 08/01/2044(1)	845	832
2.00%, 08/01/2044(1)	4,315	4,231
5.00%, 08/15/2040	2,780	2,939
5.00%, 08/15/2041	5,250	5,542
Eagle Mountain & Saginaw Independent School District
5.00%, 08/15/2032	800	873

5.00%, 08/15/2034	1,225	1,336
Edinburg Consolidated Independent School District
5.00%, 02/15/2035	1,235	1,256
El Paso County Hospital District
5.00%, 08/15/2027	1,260	1,260
5.00%, 08/15/2029	50	50
Forney Independent School District
5.00%, 08/15/2034	2,540	2,756
5.00%, 08/15/2039	1,200	1,266
5.00%, 08/15/2040	1,200	1,260
Fort Bend County Municipal Utility District No 134B
6.00%, 03/01/2029	2,325	2,536
Fort Bend Independent School District
0.72%, 08/01/2051(1)	8,700	7,556
0.88%, 08/01/2050(1)	2,725	2,557
Fort Worth Independent School District
5.00%, 02/15/2035	1,125	1,233
5.00%, 02/15/2036	560	608
5.00%, 02/15/2047	2,500	2,538
Frisco Independent School District
5.00%, 02/15/2038	1,000	1,060
5.00%, 02/15/2039	5,465	5,777
5.00%, 02/15/2040	2,870	3,021
Galveston Independent School District
5.00%, 02/01/2034	500	537
Georgetown Independent School District
2.50%, 08/15/2035	3,000	2,409
5.00%, 08/15/2035	3,745	3,804
Grand Parkway Transportation Corp.
5.00%, 10/01/2031	2,630	2,760
5.00%, 10/01/2033	1,205	1,261
5.00%, 10/01/2034	1,500	1,568
5.00%, 10/01/2038	2,000	2,053
5.00%, 10/01/2052(1)	9,910	9,910
5.00%, 10/01/2052(1)	16,195	16,848
Greater Texoma Utility Authority
5.00%, 10/01/2037	1,305	1,358
Harlandale Independent School District
5.00%, 08/01/2030	1,305	1,364
Harris County Cultural Education Facilities Finance Corp.
0.90%, 05/15/2050(1)	1,630	1,528
4.60%, 10/01/2041(1)	4,500	4,500
4.60%, 12/01/2059(1)	9,000	9,000
5.00%, 07/01/2049(1)	1,480	1,491
5.00%, 10/01/2051(1)	14,500	15,608
Harris County Flood Control District
4.00%, 10/01/2036	480	467
4.00%, 10/01/2037	4,400	4,167
5.00%, 10/01/2031	3,145	3,387
Hays Consolidated Independent School District
5.00%, 02/15/2040	6,800	7,146
Housing Synergy PFC
5.00%, 02/01/2027(1)	5,000	5,047
Houston Higher Education Finance Corp.
3.38%, 10/01/2037	1,000	786
Humble Independent School District
5.00%, 02/15/2043	10,000	10,157
Irving Hospital Authority
5.00%, 10/15/2035	625	629
Irving Independent School District
5.00%, 02/15/2039	5,100	5,405
Keller Independent School District
4.00%, 08/15/2038	10,000	9,391
Lake Houston Redevelopment Authority
3.00%, 09/01/2039	350	246
4.00%, 09/01/2035	250	222
5.00%, 09/01/2030	250	246
Lamar Consolidated Independent School District
5.00%, 02/15/2040	4,675	4,840
Leander Independent School District
5.00%, 08/15/2038	9,955	10,053
Lewisville Independent School District
5.00%, 08/15/2024	8,500	8,582
Love Field Airport Modernization Corp.
4.00%, 11/01/2038	1,000	908
5.00%, 11/01/2030	1,080	1,088
5.00%, 11/01/2032	4,330	4,511
5.00%, 11/01/2035	1,000	1,010
Lower Colorado River Authority
5.00%, 05/15/2025	1,190	1,211
5.00%, 05/15/2026	1,000	1,028
5.00%, 05/15/2030	1,635	1,742
5.00%, 05/15/2031	3,740	3,793
5.00%, 05/15/2032	705	762
5.00%, 05/15/2036	1,425	1,480
5.00%, 05/15/2038	3,480	3,575
5.00%, 05/15/2039	3,250	3,348
5.00%, 05/15/2040	3,275	3,356
5.00%, 05/15/2040	5,250	5,352
5.00%, 05/15/2051	5,000	5,006
Magnolia Independent School District
5.00%, 08/15/2037	1,450	1,542
5.00%, 08/15/2038	515	543
Matagorda County Navigation District No 1
2.60%, 11/01/2029	2,105	1,820
4.25%, 05/01/2030	5,500	5,250
Medina Valley Independent School District
5.00%, 02/15/2040	7,385	7,774
Midlothian Independent School District
2.00%, 08/01/2051(1)	1,065	1,042
Mission Economic Development Corp.
4.13%, 01/01/2026(1)	17,800	17,792
4.63%, 10/01/2031(3)	955	914
Montgomery County Municipal Utility District No 144
7.00%, 05/01/2030	1,335	1,531
Needville Independent School District
5.00%, 08/15/2025	1,175	1,200

New Caney Independent School District
5.00%, 02/15/2040	1,500	1,581
5.00%, 02/15/2041	1,350	1,417
New Hope Cultural Education Facilities Finance Corp.
4.00%, 08/15/2026(3)	665	638
4.00%, 08/15/2028(3)	1,075	1,010
4.00%, 08/15/2029(3)	1,000	927
4.00%, 08/15/2031(3)	1,210	1,091
4.00%, 08/15/2036(3)	1,545	1,283
4.25%, 10/01/2026	2,000	1,945
5.00%, 08/15/2024	730	736
5.00%, 08/15/2026	200	206
5.00%, 08/15/2027	375	391
5.00%, 08/15/2030	3,500	3,636
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505	515
North East Independent School District
4.00%, 08/01/2032	13,400	12,983
4.00%, 08/01/2033	10,500	10,145
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System
5.00%, 06/01/2028	1,050	1,104
5.00%, 06/01/2029	600	630
North Texas Tollway Authority
4.00%, 01/01/2035	1,000	980
4.00%, 01/01/2037	1,650	1,557
4.00%, 01/01/2038	1,250	1,149
5.00%, 01/01/2025	860	870
5.00%, 01/01/2030	75	76
5.00%, 01/01/2030	6,250	6,250
5.00%, 01/01/2031	105	106
5.00%, 01/01/2031	500	509
5.00%, 01/01/2031	1,100	1,150
5.00%, 01/01/2031	1,900	1,900
5.00%, 01/01/2032	1,100	1,149
5.00%, 01/01/2033	500	512
5.00%, 01/01/2033	1,250	1,304
5.00%, 01/01/2034	1,400	1,459
5.00%, 01/01/2035	1,500	1,561
5.00%, 01/01/2036	550	557
5.00%, 01/01/2038	1,095	1,095
5.00%, 01/01/2039	2,210	2,222
5.00%, 01/01/2045	10,005	9,759
5.25%, 01/01/2038	5,400	5,680
Northside Independent School District
0.70%, 06/01/2050(1)	24,595	23,126
1.60%, 08/01/2049(1)	14,685	14,352
3.00%, 08/01/2053(1)	18,120	17,483
Northwest Independent School District
5.00%, 02/15/2040	4,315	4,535
5.00%, 02/15/2041	2,700	2,827
Old Spanish Trail-Alemda Corridors Redevelopment Authority
4.00%, 09/01/2033	1,360	1,366
Pasadena Independent School District
1.50%, 02/15/2044(1)	4,295	4,190
4.00%, 02/15/2035	8,560	8,180
Pecos Barstow Toyah Independent School District
5.00%, 02/15/2036	2,000	2,077
5.00%, 02/15/2037	1,300	1,347
5.00%, 02/15/2038	1,650	1,666
5.00%, 02/15/2039	2,445	2,466
5.00%, 02/15/2040	2,750	2,771
5.00%, 02/15/2041	5,735	5,773
5.00%, 02/15/2042	2,970	2,986
5.00%, 02/15/2043	1,825	1,834
Permanent University Fund—Texas A&M University System
5.00%, 07/01/2037	6,585	7,065
Permanent University Fund—University of Texas System
5.00%, 07/01/2029	235	242
5.00%, 07/01/2032	5,315	5,843
5.00%, 07/01/2033	3,795	4,204
Plano Independent School District
5.00%, 02/15/2033	2,600	2,852
5.00%, 02/15/2034	2,175	2,377
Port Arthur Independent School District
4.00%, 02/15/2034	550	545
Port Authority of Houston of Harris County Texas
5.00%, 10/01/2040	4,150	4,328
Port Beaumont Navigation District
1.88%, 01/01/2026(3)	850	776
2.00%, 01/01/2027(3)	550	484
2.13%, 01/01/2028(3)	575	489
2.25%, 01/01/2029(3)	820	675
2.50%, 01/01/2030(3)	1,000	806
2.63%, 01/01/2031(3)	800	629
Port of Port Arthur Navigation District
5.15%, 04/01/2040(1)	13,865	13,865
5.15%, 04/01/2040(1)	17,485	17,485
5.15%, 04/01/2040(1)	40,990	40,990
Rockwall Independent School District
0.00%, 02/15/2024	1,005	989
Sabine-Neches Navigation District
5.25%, 02/15/2036	500	540
5.25%, 02/15/2038	650	688
5.25%, 02/15/2040	1,890	1,985
5.25%, 02/15/2042	1,500	1,566
San Antonio Independent School District
5.00%, 08/15/2039	3,500	3,691
5.00%, 08/15/2040	4,330	4,553
San Antonio Public Facilities Corp.
5.00%, 09/15/2025	1,000	1,019
5.00%, 09/15/2026	1,000	1,030
San Antonio Water System
4.00%, 05/15/2039	4,500	4,119
5.00%, 05/15/2032	270	293
5.00%, 05/15/2033	1,500	1,537
5.00%, 05/15/2035	540	579
5.00%, 05/15/2036	590	626

5.00%, 05/15/2036	7,400	7,574
Southwest Houston Redevelopment Authority
4.00%, 09/01/2031	400	401
4.00%, 09/01/2033	425	418
4.00%, 09/01/2034	355	348
4.00%, 09/01/2035	225	216
4.00%, 09/01/2036	700	666
Spring Branch Independent School District
3.00%, 02/01/2032	1,985	1,817
State of Texas
4.00%, 08/01/2029	3,345	3,201
5.00%, 08/01/2025	2,035	2,036
5.00%, 08/01/2026	1,000	1,006
5.00%, 04/01/2027	5,000	5,143
5.00%, 04/01/2033	3,900	3,991
5.00%, 04/01/2035	9,000	9,195
5.00%, 10/01/2036	17,810	18,065
5.00%, 04/01/2039	10,000	10,048
5.00%, 08/01/2040	1,650	1,666
5.50%, 08/01/2032	1,000	1,035
Tarrant County College District
5.00%, 08/15/2038	5,000	5,276
5.00%, 08/15/2039	7,000	7,367
Tarrant County Cultural Education Facilities Finance Corp.
4.00%, 10/01/2041	1,950	1,730
4.00%, 10/01/2042	1,285	1,118
5.00%, 07/01/2026	1,775	1,816
5.00%, 11/15/2037	4,400	4,458
5.00%, 10/01/2038	1,775	1,825
5.00%, 10/01/2039	1,650	1,690
5.00%, 11/15/2040	1,650	1,514
5.00%, 11/15/2052(1)	3,100	3,288
Tarrant County Hospital District
5.25%, 08/15/2034	3,200	3,549
Texas A&M University
3.00%, 05/15/2028	2,300	2,223
5.00%, 05/15/2035	1,500	1,644
Texas Department of Housing & Community Affairs
2.95%, 07/01/2036	1,581	1,319
3.50%, 03/01/2051	5,395	5,146
3.50%, 07/01/2052	7,500	7,126
4.00%, 03/01/2050	1,225	1,189
6.00%, 03/01/2053	5,950	6,285
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2025	3,000	3,025
6.25%, 12/15/2026	2,580	2,634
Texas Municipal Gas Acquisition & Supply Corp. II
4.43% (3 Month Term SOFR + 0.86%), 09/15/2027(2)	26,670	26,018
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2028	15,315	15,227
5.00%, 12/15/2031	4,430	4,363
Texas Municipal Power Agency
3.00%, 09/01/2038	2,900	2,236
3.00%, 09/01/2040	1,800	1,340
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 12/31/2032	2,500	2,357
4.00%, 12/31/2033	2,040	1,913
4.00%, 06/30/2036	1,175	1,082
5.00%, 12/31/2045	1,020	972
Texas Public Finance Authority
5.00%, 02/01/2028	2,300	2,415
5.25%, 05/01/2034	1,000	1,056
5.25%, 05/01/2036	750	783
5.25%, 05/01/2038	500	515
Texas State Technical College
5.25%, 08/01/2035	2,750	2,992
5.25%, 08/01/2036	2,675	2,885
Texas State University System
5.00%, 03/15/2029	610	633
5.00%, 03/15/2032	1,325	1,368
Texas Transportation Commission
0.65%, 10/01/2041(1)	15,145	13,602
Texas Transportation Commission State Highway 249 System
0.00%, 08/01/2034	1,060	613
0.00%, 08/01/2037	725	342
0.00%, 08/01/2038	800	352
0.00%, 08/01/2039	710	293
0.00%, 08/01/2040	1,500	579
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,020	5,020
Texas Water Development Board
4.00%, 08/01/2035	2,640	2,595
4.00%, 10/15/2036	8,740	8,484
4.00%, 10/15/2044	5,000	4,532
4.60%, 10/15/2039	5,000	5,039
5.00%, 04/15/2028	1,500	1,593
5.00%, 10/15/2028	2,370	2,534
5.00%, 04/15/2029	2,000	2,151
5.00%, 10/15/2029	4,100	4,436
5.00%, 04/15/2030	2,000	2,173
5.00%, 10/15/2030	3,060	3,343
5.00%, 04/15/2032	1,420	1,529
5.00%, 04/15/2033	1,000	1,108
5.00%, 10/15/2033	3,420	3,788
5.00%, 10/15/2034	1,900	2,091
5.00%, 08/01/2037	285	309
5.00%, 08/01/2038	340	365
5.00%, 08/01/2039	1,190	1,268
5.00%, 08/01/2040	950	1,006
5.00%, 08/01/2041	1,000	1,048
5.00%, 08/01/2042	1,750	1,832
5.00%, 10/15/2043	1,040	1,064
5.00%, 10/15/2047	1,425	1,478
Tomball Independent School District
5.00%, 02/15/2041	4,000	4,103
Trinity River Authority
5.00%, 02/01/2039	1,550	1,617

University of Houston
5.00%, 02/15/2030	860	874
University of North Texas System
5.00%, 04/15/2032	210	229
5.00%, 04/15/2033	205	222
5.00%, 04/15/2034	280	303
5.00%, 04/15/2035	295	319
5.00%, 04/15/2036	280	299
5.00%, 04/15/2037	370	390
5.00%, 04/15/2038	425	444
5.00%, 04/15/2039	465	484
Uptown Development Authority
4.00%, 09/01/2032	425	396
5.00%, 09/01/2033	715	719
Viridian Municipal Management District
4.00%, 12/01/2029	520	505
4.00%, 12/01/2031	560	540
4.00%, 12/01/2032	580	557
4.00%, 12/01/2033	605	578
Weatherford Independent School District
5.00%, 02/15/2040	2,550	2,573
Wylie Independent School District
0.00%, 08/15/2037	600	310

Total Texas		1,342,724

Utah – 1.02%
Canyons School District
2.50%, 06/15/2030	1,965	1,725
Central Utah Water Conservancy District
4.00%, 10/01/2039	1,460	1,353
City of Salt Lake City UT Airport Revenue
5.25%, 07/01/2036	3,730	4,002
5.25%, 07/01/2037	2,250	2,389
5.25%, 07/01/2038	4,600	4,843
5.25%, 07/01/2039	1,850	1,939
5.25%, 07/01/2041	7,580	7,883
5.25%, 07/01/2042	7,555	7,820
5.25%, 07/01/2043	4,125	4,261
County of Utah UT
5.00%, 05/15/2041	6,820	6,884
5.00%, 05/15/2045	27,500	27,508
Intermountain Power Agency
4.00%, 07/01/2036	1,860	1,838
5.00%, 07/01/2029	1,125	1,207
5.00%, 07/01/2030	1,250	1,351
5.00%, 07/01/2037	5,175	5,477
5.00%, 07/01/2041	1,000	1,040
5.00%, 07/01/2041	8,075	8,435
5.00%, 07/01/2042	640	663
5.25%, 07/01/2044	8,285	8,729
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2025	1,000	1,009
5.00%, 07/01/2026	1,700	1,722
5.00%, 07/01/2026	3,000	3,040
5.00%, 07/01/2030	1,000	1,024
Utah Charter School Finance Authority
4.00%, 04/15/2040	2,440	2,088
4.00%, 10/15/2040	2,130	1,819
Utah Infrastructure Agency
4.00%, 10/15/2029	610	584
4.00%, 10/15/2031	250	235
4.00%, 10/15/2033	600	552
4.00%, 10/15/2034	1,410	1,280
4.00%, 10/15/2036	500	435
4.00%, 10/15/2041	1,550	1,227
5.00%, 10/15/2027	550	554
5.25%, 10/15/2035	1,335	1,347
5.25%, 10/15/2039	400	414
5.50%, 10/15/2033	2,865	2,992

Total Utah		119,669

Vermont – 0.09%
University of Vermont & State Agricultural College
5.00%, 10/01/2040	3,710	3,722
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000	980
5.00%, 10/15/2029	890	867
Vermont Housing Finance Agency
3.00%, 11/01/2051	1,872	1,738
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800	804
5.00%, 06/15/2026	100	101
5.00%, 06/15/2026	500	506
5.00%, 06/15/2027	700	707
5.00%, 06/15/2030	450	457
5.00%, 06/15/2031	500	507

Total Vermont		10,389

Virgin Islands – 0.25%
Matching Fund Special Purpose Securitization Corp.
5.00%, 10/01/2026	5,995	6,018
5.00%, 10/01/2027	14,870	14,914
5.00%, 10/01/2028	4,145	4,147
5.00%, 10/01/2030	4,035	4,015

Total Virgin Islands		29,094

Virginia – 1.42%
Arlington County Industrial Development Authority
5.00%, 01/01/2026	3,710	3,757
5.00%, 07/01/2027	905	934
5.00%, 07/01/2053(1)	5,005	5,233
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2041	4,835	4,895
Chesapeake Economic Development Authority
3.65%, 02/01/2032(1)	1,000	968
Chesapeake Redevelopment & Housing Authority
5.00%, 06/01/2026(1)	5,260	5,291
City of Harrisonburg VA
1.75%, 07/15/2035	595	421
1.75%, 07/15/2036	4,000	2,730
County of Fairfax VA

4.00%, 10/01/2038	2,660	2,560
County of Loudoun VA
5.00%, 12/01/2023	825	826
Fairfax County Industrial Development Authority
4.00%, 05/15/2042	4,740	4,383
Farmville Industrial Development Authority
5.00%, 01/01/2033	1,320	1,306
Hampton Roads Transportation Accountability Commission
5.00%, 07/01/2026	9,300	9,607
5.00%, 07/01/2027	835	878
5.00%, 07/01/2045	3,435	3,560
5.50%, 07/01/2057	1,275	1,377
James City County Economic Development Authority
4.00%, 12/01/2027	445	428
4.00%, 12/01/2029	235	221
4.00%, 12/01/2035	515	449
5.00%, 02/01/2026(1)	4,267	4,277
Louisa Industrial Development Authority
3.65%, 11/01/2035(1)	1,100	1,065
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	3,070	2,987
Salem Economic Development Authority
5.00%, 04/01/2030	710	722
5.00%, 04/01/2031	400	406
5.00%, 04/01/2032	700	709
5.00%, 04/01/2033	350	354
5.00%, 04/01/2034	925	935
Stafford County Economic Development Authority
4.00%, 06/15/2037	50	44
5.00%, 06/15/2030	150	152
5.00%, 06/15/2033	150	152
5.00%, 06/15/2034	500	507
Virginia College Building Authority
3.00%, 02/01/2036	1,320	1,114
3.00%, 02/01/2039	1,080	847
4.00%, 02/01/2034	2,610	2,611
4.00%, 09/01/2036	6,500	6,329
4.00%, 09/01/2041	1,690	1,561
5.00%, 02/01/2026	1,000	1,029
5.00%, 02/01/2030	1,500	1,577
5.00%, 02/01/2034	1,000	1,070
5.00%, 02/01/2039	18,215	19,189
5.00%, 02/01/2040	5,750	6,060
5.25%, 02/01/2041	6,400	6,799
Virginia Commonwealth Transportation Board
4.00%, 05/15/2031	1,250	1,242
Virginia Port Authority
5.00%, 07/01/2041	2,460	2,429
Virginia Public Building Authority
5.00%, 08/01/2024	2,245	2,266
5.00%, 08/01/2029	4,570	4,659
Virginia Public School Authority
5.00%, 08/01/2036	4,220	4,666
Virginia Small Business Financing Authority
4.00%, 01/01/2033	3,250	3,025
4.00%, 07/01/2033	1,160	1,076
4.00%, 01/01/2034	2,500	2,312
4.00%, 07/01/2034	1,785	1,647
4.00%, 01/01/2048	2,955	2,454
5.00%, 01/01/2026	750	757
5.00%, 01/01/2027	1,000	1,012
5.00%, 01/01/2033	4,000	4,172
5.00%, 07/01/2033	2,325	2,425
5.00%, 01/01/2036	2,500	2,567
5.00%, 01/01/2038	2,000	2,020
5.00%, 07/01/2038	6,250	6,307
5.00%, 12/31/2038	830	835
Williamsburg Economic Development Authority
4.00%, 07/01/2043	4,000	3,556
Wise County Industrial Development Authority
1.20%, 11/01/2040(1)	3,355	3,266
York County Economic Development Authority
3.65%, 05/01/2033(1)	3,650	3,534

Total Virginia		166,547

Washington – 2.67%
Auburn School District No 408 of King & Pierce Counties
5.00%, 12/01/2033	2,000	2,093
Central Puget Sound Regional Transit Authority
4.00%, 11/01/2040	7,500	6,943
5.00%, 11/01/2035	960	983
City of Seattle WA Municipal Light & Power Revenue
4.00%, 01/01/2032	3,385	3,399
4.00%, 07/01/2035	3,430	3,400
4.00%, 07/01/2041	2,360	2,196
4.47% (SIFMA Municipal Swap Index Yield + 0.49%), 11/01/2046(2)	5,000	4,999
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675	688
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460	471
Clark County Public Utility District No 1 Water Revenue
5.00%, 01/01/2024	395	396
County of King WA Sewer Revenue
4.21% (SIFMA Municipal Swap Index Yield + 0.23%), 01/01/2040(2)	13,060	12,755
5.00%, 07/01/2036	2,190	2,238
County of Pierce WA
2.60%, 07/01/2036	2,040	1,591
East Pierce Fire & Rescue
5.00%, 12/01/2029	635	672
5.00%, 12/01/2031	925	980
Energy Northwest
5.00%, 07/01/2034	6,890	7,439
5.00%, 07/01/2036	7,150	7,561
5.00%, 07/01/2038	1,000	1,013
Franklin County School District No 1 Pasco
5.50%, 12/01/2040	8,125	8,901
King County Housing Authority
3.00%, 06/01/2024	785	779

3.00%, 12/01/2024	800	789
4.00%, 12/01/2026	430	426
4.00%, 06/01/2027	585	580
4.00%, 12/01/2027	400	397
4.00%, 06/01/2028	1,115	1,096
4.00%, 06/01/2029	840	824
4.00%, 06/01/2030	400	390
4.00%, 06/01/2031	650	618
4.00%, 11/01/2031	1,640	1,570
4.00%, 06/01/2032	625	590
4.00%, 11/01/2032	1,705	1,612
4.00%, 06/01/2033	500	469
4.00%, 06/01/2034	525	496
4.00%, 06/01/2035	735	690
5.00%, 11/01/2027	1,000	1,040
5.00%, 11/01/2028	1,430	1,490
5.00%, 11/01/2029	750	787
King County Public Hospital District No 1
5.00%, 12/01/2032	3,900	3,949
King County School District No 403 Renton
5.00%, 12/01/2038	2,410	2,562
King County School District No 414 Lake Washington
5.00%, 12/01/2035	1,600	1,685
5.00%, 12/01/2036	3,205	3,354
5.00%, 12/01/2037	1,425	1,484
5.00%, 12/01/2038	865	899
Pierce County School District No 10 Tacoma
5.00%, 12/01/2034	2,800	2,834
Port of Seattle WA
5.00%, 07/01/2024	595	596
5.00%, 03/01/2025	440	444
5.00%, 04/01/2030	2,000	2,009
5.00%, 08/01/2030	3,085	3,205
5.00%, 08/01/2031	12,510	13,052
5.00%, 04/01/2033	3,205	3,309
5.00%, 04/01/2034	1,000	1,003
5.00%, 04/01/2036	3,940	4,028
5.00%, 01/01/2037	3,500	3,598
5.00%, 05/01/2037	3,000	3,032
5.00%, 08/01/2038	12,000	12,218
5.00%, 08/01/2039	1,380	1,400
5.00%, 08/01/2041	2,930	2,954
Port of Tacoma WA
5.00%, 12/01/2043	8,000	7,882
Seattle Housing Authority
1.00%, 06/01/2026	2,365	2,138
Snohomish County Housing Authority
5.00%, 04/01/2031	1,135	1,181
Snohomish County Public Utility District No 1 Electric System Revenue
5.00%, 12/01/2037	5,530	5,595
5.00%, 12/01/2040	3,500	3,528
State of Washington
4.00%, 07/01/2035	1,600	1,601
4.00%, 07/01/2035	3,700	3,702
5.00%, 08/01/2027	235	243
5.00%, 08/01/2027	550	561
5.00%, 08/01/2028	235	243
5.00%, 08/01/2030	235	243
5.00%, 08/01/2030	1,830	1,922
5.00%, 07/01/2032	3,710	3,754
5.00%, 06/01/2034	660	696
5.00%, 02/01/2035	8,800	8,821
5.00%, 08/01/2035	1,855	1,930
5.00%, 07/01/2036	1,505	1,575
5.00%, 08/01/2036	2,750	2,966
5.00%, 02/01/2039	2,135	2,199
5.00%, 06/01/2039	2,000	2,064
5.00%, 08/01/2039	13,350	13,408
5.00%, 08/01/2039	15,000	15,842
5.00%, 02/01/2041	1,585	1,629
5.00%, 06/01/2042	1,000	1,039
5.00%, 07/01/2042	6,750	7,071
5.00%, 08/01/2042	1,810	1,848
5.00%, 02/01/2047	2,650	2,742
5.00%, 08/01/2047	1,500	1,554
Tobacco Settlement Authority
5.00%, 06/01/2024	1,000	1,000
University of Washington
4.00%, 12/01/2028	2,260	2,243
4.00%, 05/01/2048(1)	10,000	9,980
Washington Health Care Facilities Authority
5.00%, 10/01/2024	465	465
5.00%, 07/01/2025	360	360
5.00%, 08/01/2028	1,005	1,038
5.00%, 07/01/2029	115	111
5.00%, 07/01/2030	410	392
5.00%, 08/01/2030	3,500	3,614
5.00%, 08/15/2030	1,000	1,015
5.00%, 08/15/2031	845	854
5.00%, 09/01/2031	185	192
5.00%, 08/15/2032	480	484
5.00%, 09/01/2032	180	187
5.00%, 09/01/2033	225	234
5.00%, 07/01/2034	105	98
5.00%, 09/01/2034	450	468
5.00%, 09/01/2035	365	378
5.00%, 07/01/2042	2,415	2,137
5.00%, 08/01/2049(1)	10,000	10,044
5.00%, 09/01/2050	500	496
Washington Higher Education Facilities Authority
4.00%, 10/01/2035	380	347
5.00%, 05/01/2028	420	435
5.00%, 05/01/2029	180	188
5.00%, 10/01/2029	565	576
5.00%, 10/01/2029	1,855	1,881
5.00%, 10/01/2033	690	698
5.00%, 10/01/2033	735	742

Washington State Convention Center Public Facilities District
4.00%, 07/01/2031	13,860	12,752
Washington State Housing Finance Commission
2.13%, 07/01/2027(3)	1,625	1,450
3.70%, 07/01/2030	5,000	4,790
5.00%, 01/01/2024(3)	180	179
5.00%, 01/01/2025(3)	375	369
5.00%, 01/01/2026(3)	300	291
5.00%, 12/01/2026	350	360
5.00%, 06/01/2028	500	523
5.00%, 06/01/2029	500	526
5.00%, 06/01/2030	500	527
5.00%, 12/01/2030	500	529
Washington State University
5.00%, 04/01/2029	425	427
5.00%, 04/01/2029	860	865
Yelm Community School District No 2
5.00%, 12/01/2031	1,100	1,172

Total Washington		314,370

West Virginia – 0.13%
Ohio County Board of Education
3.00%, 06/01/2030	2,275	2,116
State of West Virginia
5.00%, 12/01/2036	2,910	3,032
5.00%, 06/01/2041	1,330	1,369
West Virginia Hospital Finance Authority
4.50%, 06/01/2033(1)	4,550	4,550
5.00%, 01/01/2031	620	616
5.00%, 09/01/2039	2,625	2,487
West Virginia Lottery Excess Lottery Revenue
5.00%, 07/01/2032	940	964

Total West Virginia		15,134

Wisconsin – 1.35%
City of Madison WI
2.00%, 10/01/2025	7,690	7,267
City of Milwaukee WI
5.00%, 04/01/2030	3,000	3,131
County of Waushara WI
4.75%, 12/01/2023	2,500	2,501
Hudson School District
2.25%, 03/01/2027	1,185	1,078
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570	587
5.00%, 11/15/2032	500	515
Monroe School District/WI
4.00%, 03/01/2041	1,485	1,367
5.00%, 03/01/2037	775	806
5.00%, 03/01/2038	700	722
Public Finance Authority
3.00%, 04/01/2025(3)	5	5
3.00%, 04/01/2025(3)	215	208
3.00%, 12/01/2026	500	462
4.00%, 03/01/2024(3)	1,015	1,007
4.00%, 03/01/2025(3)	535	521
4.00%, 06/15/2031(3)	450	400
4.00%, 12/01/2031	450	408
4.00%, 04/01/2032(3)	850	783
4.00%, 12/01/2041	2,000	1,628
4.00%, 06/15/2042(3)	750	575
4.00%, 06/01/2045	5,625	4,567
4.13%, 05/01/2026(3)	395	379
5.00%, 12/01/2027	7,815	7,796
5.00%, 05/15/2028(3)	200	194
5.00%, 07/01/2035	5,000	5,173
5.00%, 07/01/2036	305	299
5.00%, 01/01/2037	500	502
5.00%, 01/01/2038	350	350
5.00%, 07/01/2038	375	358
5.00%, 03/01/2041	5,640	5,612
5.00%, 10/01/2043(3)	170	143
5.00%, 10/01/2044	1,300	1,268
5.00%, 03/01/2046	6,900	6,709
5.00%, 10/01/2048(3)	265	214
5.00%, 10/01/2053(3)	780	615
5.25%, 07/01/2028	3,160	3,160
5.25%, 05/15/2037(3)	50	47
5.25%, 03/01/2042	2,190	2,047
5.25%, 05/15/2042(3)	60	54
5.25%, 10/01/2043	2,105	1,889
5.25%, 05/15/2047(3)	60	53
5.25%, 10/01/2048	2,105	1,830
5.25%, 05/15/2052(3)	115	98
State of Wisconsin
5.00%, 05/01/2024	7,470	7,513
5.00%, 05/01/2025	520	527
5.00%, 05/01/2025	1,730	1,762
5.00%, 05/01/2025	5,335	5,429
5.00%, 05/01/2030	1,000	1,026
5.00%, 05/01/2032	450	477
5.00%, 05/01/2033	9,790	10,367
5.00%, 05/01/2034	2,400	2,474
5.00%, 05/01/2034	5,000	5,081
University of Wisconsin Hospitals & Clinics
4.00%, 04/01/2037	1,375	1,280
4.00%, 04/01/2038	2,110	1,928
Wisconsin Center District
0.00%, 12/15/2028	1,025	823
0.00%, 12/15/2030	550	403
0.00%, 12/15/2030	1,045	765
0.00%, 12/15/2032	1,400	931
0.00%, 12/15/2033	1,500	949
Wisconsin Health & Educational Facilities Authority
2.55%, 11/01/2027	50	46
2.83%, 11/01/2028	605	527
4.00%, 02/15/2025	270	270
4.00%, 02/15/2026	510	511
4.00%, 02/15/2031	460	461

4.00%, 02/15/2033	550	551
4.00%, 11/15/2039	2,280	2,087
4.63% (SIFMA Municipal Swap Index Yield + 0.65%), 08/15/2054(2)	4,000	4,000
5.00%, 11/01/2024	155	153
5.00%, 04/01/2025	2,000	2,028
5.00%, 04/01/2026	1,000	1,024
5.00%, 02/15/2027	300	306
5.00%, 04/01/2027	1,700	1,762
5.00%, 10/01/2027	580	606
5.00%, 04/01/2028	900	943
5.00%, 10/01/2028	700	740
5.00%, 11/01/2029	760	707
5.00%, 04/01/2030	1,670	1,704
5.00%, 12/15/2033	1,450	1,493
5.00%, 09/01/2036	400	418
5.00%, 08/15/2039	5,395	5,312
5.00%, 08/15/2054(1)	830	848
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.00%, 03/01/2052	1,280	1,200
3.00%, 09/01/2052	2,135	2,000
3.50%, 09/01/2031	8,475	7,878
3.50%, 09/01/2050	1,650	1,579
6.00%, 03/01/2054	2,855	3,025
Wisconsin Housing & Economic Development Authority Housing Revenue
0.40%, 05/01/2045(1)	3,260	3,247
0.50%, 11/01/2050(1)	3,100	2,939
0.61%, 11/01/2042(1)	400	389
0.81%, 11/01/2052(1)	1,350	1,274

Total Wisconsin		159,091

Wyoming – 0.07%
County of Laramie WY
4.00%, 05/01/2026	200	200
4.00%, 05/01/2031	500	492
4.00%, 05/01/2033	500	475
4.00%, 05/01/2035	500	474
4.00%, 05/01/2038	1,365	1,219
Wyoming Community Development Authority
3.00%, 06/01/2049	5,955	5,642

Total Wyoming		8,502

Total Municipal Bonds (Cost: $12,063,509)		11,403,764

	Shares (000s)	Value (000s)
SHORT-TERM INVESTMENTS – 2.09%
Money Market Funds – 2.08%
Fidelity Institutional Money Market Government Fund—Class I, 5.27%(4)	244,592	244,592

Total Money Market Funds (Cost: $244,592)		244,592

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.01%
ANZ, London, 4.83% due 10/02/2023	$178	178
Citibank, New York, 4.83% due 10/02/2023	1,359	1,359

Total Time Deposits (Cost: $1,537)		1,537

Total Short-Term Investments (Cost: $246,129)		246,129

TOTAL INVESTMENTS IN SECURITIES – 99.04% (Cost: $12,309,638)		11,649,893

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.96%		112,923

TOTAL NET ASSETS – 100.00%		$11,762,816

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of September 30, 2023.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2023.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $238,319, which represents 2.03% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(1,450)	U.S. Ultra 10 Year Note Future	Dec. 2023	$(166,815)	$(161,765)	$5,050

					$5,050

MUNICIPAL BONDS	% of Net Assets
Education	6.82%
General Obligation	21.88%
General Revenue	26.75%
Healthcare	9.06%
Housing	5.68%
Transportation	15.65%
Utilities	11.11%

Total Municipal Bonds	96.95%

SHORT-TERM INVESTMENTS	2.09%

TOTAL INVESTMENTS	99.04%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.96%

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

September 30, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 98.02%
Alabama – 2.04%
Black Belt Energy Gas District
4.00%, 06/01/2051(1)	1,500	$1,414
4.00%, 10/01/2052(1)	1,075	1,045
4.00%, 10/01/2052(1)	3,380	3,285
5.25%, 02/01/2053(1)	6,265	6,357
5.25%, 12/01/2053(1)	190	195
5.25%, 01/01/2054(1)	1,850	1,868
County of Jefferson AL Sewer Revenue
0.00%, 10/01/2034	225	101
5.00%, 10/01/2044	1,500	1,473
5.25%, 10/01/2048	1,650	1,649
5.50%, 10/01/2053	2,275	2,283
6.50%, 10/01/2053	135	142
Health Care Authority of the City of Huntsville
4.00%, 06/01/2045	2,500	2,067
Huntsville-Redstone Village Special Care Facilities Financing Authority
5.50%, 01/01/2028(2)(3)	250	150
5.50%, 01/01/2043(2)(3)	195	117
6.88%, 01/01/2043(2)(3)	135	81
7.50%, 01/01/2047(2)(3)	245	147
Phenix City Industrial Development Board
4.13%, 05/15/2035	550	520
Southeast Alabama Gas Supply District
4.00%, 06/01/2049(1)	6,000	5,960
Southeast Energy Authority A Cooperative District
4.00%, 11/01/2051(1)	325	310
4.00%, 12/01/2051(1)	5,815	5,408
5.50%, 01/01/2053(1)	2,000	2,052
Tuscaloosa County Industrial Development Authority
4.50%, 05/01/2032(4)	4,071	3,715
5.25%, 05/01/2044(4)	9,160	7,955

Total Alabama		48,294

Alaska – 0.17%
Alaska Industrial Development & Export Authority
5.00%, 01/01/2030	1,415	1,417
City of Valdez AK
4.33%, 12/01/2029(1)	1,700	1,700
Northern Tobacco Securitization Corp.
4.00%, 06/01/2050	1,080	997

Total Alaska		4,114

Arizona – 1.90%
Arizona Health Facilities Authority
4.52% (3 Month LIBOR USD + 0.81%), 01/01/2037(5)	935	843
Arizona Industrial Development Authority
1.01%, 05/20/2033(6)	1,309	52
3.63%, 05/20/2033	930	818
4.00%, 07/15/2040(4)	65	53
4.00%, 07/15/2041(4)	265	206
4.00%, 12/15/2041(4)	600	464
4.00%, 07/15/2050(4)	1,610	1,178
4.00%, 07/01/2051	1,825	1,400
4.00%, 07/15/2051(4)	500	348
4.00%, 12/15/2051(4)	1,025	710
4.00%, 07/15/2056(4)	475	318
4.50%, 07/15/2029(4)	2,500	2,376
5.00%, 07/01/2032	325	332
5.00%, 07/15/2039	190	174
5.00%, 07/15/2040(4)	250	233
5.00%, 07/15/2040(4)	1,250	1,136
5.00%, 07/01/2049(4)	945	796
5.00%, 07/15/2049	1,080	921
5.00%, 07/15/2050(4)	2,365	2,007
5.00%, 07/01/2054(4)	500	433
5.25%, 07/01/2037(4)	205	195
5.50%, 07/01/2052(4)	885	795
Chandler Industrial Development Authority
5.00%, 09/01/2052(1)	1,900	1,921
City of Phoenix Civic Improvement Corp.
4.00%, 07/01/2045	2,000	1,709
Glendale Industrial Development Authority
4.00%, 07/01/2028	300	278
5.00%, 07/01/2033	435	404
5.00%, 07/01/2038	750	654
5.00%, 07/01/2048	915	724
Industrial Development Authority of the City of Phoenix Arizona
5.00%, 07/01/2030	700	713
5.00%, 07/01/2035(4)	375	366
5.00%, 07/01/2037	4,750	4,730
5.00%, 07/01/2044	70	67

5.00%, 07/01/2049	565	526
5.00%, 07/01/2059	145	132
Industrial Development Authority of the County of Pima
4.00%, 06/15/2041(4)	2,380	1,878
4.00%, 06/15/2051(4)	1,215	860
4.00%, 06/15/2057(4)	1,245	844
Maricopa County Industrial Development Authority
4.00%, 07/01/2029(4)	295	279
4.00%, 10/15/2047(4)	3,730	3,006
4.00%, 07/01/2056(4)	1,350	941
Maricopa County Pollution Control Corp.
3.60%, 02/01/2040	250	201
4.50%, 08/01/2042	220	192
Peoria Industrial Development Authority
5.50%, 11/15/2034(2)(3)	250	187
5.75%, 11/15/2040(2)(3)	405	285
Salt Verde Financial Corp.
5.00%, 12/01/2037	5,545	5,445
State of Arizona Distribution Revenue
5.50%, 07/01/2030	580	648
5.50%, 07/01/2033	85	98
Tempe Industrial Development Authority
4.00%, 12/01/2038	1,190	947
4.00%, 12/01/2046	170	120
5.00%, 12/01/2050	500	407
5.00%, 12/01/2054	750	600

Total Arizona		44,950

Arkansas – 0.72%
Arkansas Development Finance Authority
4.50%, 09/01/2049(4)	5,390	4,869
4.75%, 09/01/2049(4)	2,840	2,629
5.45%, 09/01/2052	4,305	4,004
5.70%, 05/01/2053	500	478
6.88%, 07/01/2048(4)	2,500	2,498
12.00%, 07/01/2048(4)	2,500	2,562

Total Arkansas		17,040

California – 8.98%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2033	1,300	1,301
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500	2,506
5.00%, 10/01/2037	2,000	1,983
California Community Choice Financing Authority
4.00%, 02/01/2052(1)	250	236
5.00%, 07/01/2053(1)	3,030	3,056
5.00%, 12/01/2053(1)	5,995	6,038
California Community Housing Agency
3.00%, 08/01/2056(4)	200	123
4.00%, 08/01/2047(4)	1,600	1,186
4.00%, 08/01/2050(4)	3,350	2,283
4.00%, 02/01/2056(4)	3,085	2,126
4.00%, 02/01/2056(4)	8,825	5,232
5.00%, 08/01/2049(4)	7,040	6,139
California Educational Facilities Authority
5.00%, 05/01/2045	1,000	1,081
California Housing Finance Agency
3.25%, 08/20/2036	1,045	915
3.50%, 11/20/2035	530	464
4.00%, 03/20/2033	2,818	2,681
4.25%, 01/15/2035	961	901
4.38%, 09/20/2036	998	910
California Infrastructure & Economic Development Bank
4.00%, 10/01/2041	2,235	2,154
5.00%, 11/01/2047	155	152
5.00%, 11/01/2057	1,380	1,318
California Municipal Finance Authority
2.75%, 11/15/2027	125	119
3.00%, 10/01/2049	100	66
4.00%, 11/15/2027	200	189
4.00%, 07/15/2029	600	574
4.00%, 08/15/2037	1,560	1,435
4.00%, 09/01/2041	550	463
4.00%, 08/15/2042	1,635	1,420
4.00%, 12/31/2047	395	319
4.00%, 03/01/2050	250	167
4.00%, 02/01/2051	1,215	984
4.00%, 11/15/2056	750	503
4.38%, 09/01/2053(1)	100	98
5.00%, 07/01/2032	1,055	1,072
5.00%, 05/15/2033	1,870	1,947
5.00%, 05/15/2036	2,680	2,742
5.00%, 12/31/2043	18,130	17,765
5.00%, 06/01/2046	150	134
5.00%, 11/01/2046(4)	1,500	1,322
5.00%, 12/31/2047	555	540
5.00%, 06/01/2048	1,000	971
5.00%, 05/15/2049	1,205	1,174
5.00%, 10/01/2049(4)	515	444
5.00%, 05/15/2052	170	164

5.00%, 10/01/2057(4)	1,000	836
5.25%, 11/01/2052	2,165	2,233
5.25%, 06/01/2053	2,655	2,708
California Pollution Control Financing Authority
4.10%, 11/01/2042(1)(4)	350	350
4.25%, 07/01/2043(1)(4)	700	696
5.00%, 07/01/2037(4)	5,000	4,999
California Public Finance Authority
2.13%, 11/15/2027(4)	1,180	1,131
2.38%, 11/15/2028(4)	600	569
3.13%, 05/15/2029(4)	110	102
4.00%, 10/15/2024	385	381
5.00%, 11/15/2036(4)	250	234
5.00%, 11/15/2046(4)	50	43
5.00%, 10/15/2047	3,075	2,886
5.00%, 11/15/2056(4)	100	81
California School Finance Authority
4.00%, 06/01/2061(4)	1,000	623
5.00%, 06/01/2030(4)	310	311
5.00%, 07/01/2037(4)	215	216
5.00%, 10/01/2042(4)	500	472
5.00%, 07/01/2047(4)	500	428
5.00%, 07/01/2047(4)	500	470
5.00%, 07/01/2052(4)	1,340	1,116
California Statewide Communities Development Authority
4.00%, 09/02/2028	20	19
4.00%, 09/02/2029	20	19
4.00%, 09/02/2029	335	328
4.00%, 09/02/2030	20	19
4.00%, 09/02/2031	15	14
4.00%, 09/02/2031	75	69
4.00%, 04/01/2038	2,400	2,168
4.00%, 09/02/2041	110	88
4.00%, 09/02/2041	110	91
4.00%, 09/02/2041	135	109
4.00%, 09/02/2051	1,070	765
4.00%, 09/02/2051	1,315	966
4.00%, 09/02/2051	1,340	1,006
5.00%, 12/01/2027(4)	205	205
5.00%, 11/01/2032(4)	1,135	1,128
5.00%, 09/02/2034	75	77
5.00%, 01/01/2038	750	737
5.00%, 09/02/2039	70	70
5.00%, 09/02/2039	745	740
5.00%, 05/15/2040	400	400
5.00%, 11/01/2041(4)	1,375	1,259
5.00%, 09/02/2042	1,595	1,482
5.00%, 01/01/2043	1,000	973
5.00%, 09/02/2044	700	673
5.00%, 09/02/2044	1,000	983
5.00%, 09/02/2044	1,350	1,334
5.00%, 12/01/2046(4)	270	246
5.00%, 01/01/2048	2,840	2,738
5.00%, 09/02/2049	35	34
5.00%, 09/02/2049	700	659
5.00%, 09/02/2052	2,320	2,050
5.25%, 12/01/2044	500	469
5.25%, 12/01/2048(4)	800	748
5.25%, 12/01/2056(4)	7,695	7,046
5.38%, 11/01/2049(4)	340	258
5.50%, 12/01/2054	4,400	4,280
5.50%, 12/01/2058(4)	7,575	7,194
California Statewide Financing Authority
6.00%, 05/01/2043	100	102
City & County of San Francisco CA Special Tax District No 2020-1
4.00%, 09/01/2041(4)	1,500	1,204
City of Irvine CA 4.00%, 09/02/2027	20	20
4.00%, 09/02/2028	30	30
City of Los Angeles Department of Airports
4.00%, 05/15/2044	3,000	2,647
5.50%, 05/15/2047	2,725	2,835
City of Palm Desert CA
4.00%, 09/01/2041	375	312
City of Vernon CA Electric System Revenue
5.00%, 10/01/2025	500	504
CMFA Special Finance Agency
4.00%, 08/01/2045(4)	1,215	920
CMFA Special Finance Agency VII
4.00%, 08/01/2047(4)	2,885	2,206
CMFA Special Finance Agency XII
3.25%, 02/01/2057(4)	1,000	643
4.38%, 08/01/2049(4)	1,015	732
CSCDA Community Improvement Authority
3.00%, 07/01/2045(4)	1,500	1,029
3.00%, 06/01/2048(4)	100	63
3.10%, 07/01/2045(4)	100	71
3.38%, 07/01/2043(4)	500	374
4.00%, 07/01/2056(4)	1,500	1,018

4.00%, 07/01/2056(4)	5,637	3,719
4.00%, 08/01/2056(4)	2,480	1,739
4.00%, 09/01/2056(4)	1,015	694
4.00%, 10/01/2056(4)	500	385
4.00%, 10/01/2056(4)	6,210	4,307
4.00%, 12/01/2056(4)	4,000	2,650
4.00%, 04/01/2057(4)	100	65
5.00%, 07/01/2051(4)	165	143
5.00%, 01/01/2054(4)	250	186
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046	8,300	7,408
Freddie Mac Multifamily ML Certificates
0.00%, 06/25/2035(1)(4)	5,036	301
2.75%, 11/25/2035(4)	249	201
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2066	36,835	3,187
5.00%, 06/01/2051	290	294
Hayward Unified School District
4.00%, 08/01/2050	1,380	1,232
Irvine Unified School District
5.00%, 03/01/2057	795	770
Lodi Unified School District
3.00%, 08/01/2046	500	356
Northern California Gas Authority No
1 4.41% (3 Month Term SOFR + 0.72%), 07/01/2027(5)	330	327
Orange County Community Facilities District
5.25%, 08/15/2045	975	978
Regents of the University of California Medical Center Pooled Revenue
5.00%, 05/15/2047	10,825	11,188
River Islands Public Financing Authority
4.00%, 09/01/2041	485	400
Riverside County Redevelopment Successor Agency
0.00%, 10/01/2039	1,000	441
Riverside County Transportation Commission
3.00%, 06/01/2049	250	172
4.00%, 06/01/2046	5,250	4,576
San Diego County Regional Airport Authority
4.00%, 07/01/2056	250	219
State of California
3.00%, 11/01/2040	500	405
4.00%, 11/01/2037	1,625	1,590
5.00%, 04/01/2042	1,700	1,753
5.00%, 04/01/2042	1,750	1,847
5.00%, 09/01/2052	1,000	1,039
5.25%, 10/01/2050	2,650	2,819
5.50%, 12/01/2052	1,545	1,675
Transbay Joint Powers Authority
5.00%, 10/01/2033	250	253
5.00%, 10/01/2034	250	253
5.00%, 10/01/2035	240	241
5.00%, 10/01/2038	600	582
West Sacramento Financing Authority
5.00%, 09/01/2034	135	144

Total California		212,975

Colorado – 4.12%
Aerotropolis Regional Transportation Authority
4.38%, 12/01/2052	2,715	1,987
Amber Creek Metropolitan District
5.00%, 12/01/2037	731	663
5.13%, 12/01/2047	1,050	888
Arista Metropolitan District
5.00%, 12/01/2038	500	460
5.13%, 12/01/2048	1,000	865
Arkansas River Power Authority
5.00%, 10/01/2043	225	211
Aurora Crossroads Metropolitan District No
2 5.00%, 12/01/2040	500	442
5.00%, 12/01/2050	1,000	825
Baseline Metropolitan District No
1 5.00%, 12/01/2051	500	414
Berthoud-Heritage Metropolitan District No
1 5.63%, 12/01/2048	1,990	1,793
Brighton Crossing Metropolitan District No
4 5.00%, 12/01/2037	525	491
Brighton Crossing Metropolitan District No
6 5.00%, 12/01/2040	515	441
5.00%, 12/01/2050	1,340	1,078
Broadway Park North Metropolitan District No
2 5.00%, 12/01/2040(4)	1,605	1,439
Canyons Metropolitan District No
5 6.00%, 12/01/2037	600	561
City & County of Denver CO
5.00%, 10/01/2032	3,925	3,812
City & County of Denver CO Airport System Revenue
5.00%, 12/01/2048	340	338
City & County of Denver CO Pledged Excise Tax Revenue
0.00%, 08/01/2034	500	294
Colorado Crossing Metropolitan District No
2 4.00%, 12/01/2030	500	417

5.00%, 12/01/2050	500	352
Colorado Health Facilities Authority
3.00%, 09/01/2024	235	230
4.00%, 05/15/2031	40	37
4.00%, 05/15/2032	50	45
4.00%, 05/15/2033	55	49
4.00%, 05/15/2034	55	49
4.00%, 05/15/2035	55	48
4.00%, 05/15/2036	60	51
4.00%, 11/01/2039	3,775	3,422
4.00%, 12/01/2040	250	205
4.00%, 05/15/2041	100	79
4.00%, 05/15/2048	150	108
4.00%, 08/01/2049	250	201
4.00%, 09/01/2050	375	293
5.25%, 05/15/2028	500	496
5.75%, 12/01/2035(4)	100	72
6.13%, 12/01/2045(4)	875	570
6.25%, 12/01/2050(4)	485	311
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	3,330	3,159
5.00%, 12/31/2051	5,000	4,691
5.00%, 12/31/2056	5,760	5,338
Colorado International Center Metropolitan District No
14 5.88%, 12/01/2046	1,090	1,002
Copper Ridge Metropolitan District
5.00%, 12/01/2039	500	441
Copperleaf Metropolitan District No
4 5.00%, 12/01/2039	1,275	1,153
5.00%, 12/01/2049	1,500	1,265
Cornerstar Metropolitan District
5.13%, 12/01/2037	500	468
Cottonwood Highlands Metropolitan District No
1 5.00%, 12/01/2049	900	761
Denver Convention Center Hotel Authority
5.00%, 12/01/2030	2,000	2,008
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	1,357	1,244
5.63%, 12/01/2048	2,130	1,862
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800	1,567
Denver International Business Center Metropolitan District No
1 6.00%, 12/01/2048	600	566
Denver Urban Renewal Authority
5.25%, 12/01/2039(4)	1,000	974
DIATC Metropolitan District
3.25%, 12/01/2029(4)	590	523
5.00%, 12/01/2039(4)	500	455
E-470 Public Highway Authority
5.00%, 09/01/2040	4,975	4,987
Fitzsimons Village Metropolitan District No
1 5.00%, 12/01/2049	500	410
Great Western Metropolitan District
4.75%, 12/01/2050	625	504
Highlands Metropolitan District No
1 4.00%, 12/01/2031	500	413
5.00%, 12/01/2041	550	452
Hogback Metropolitan District
5.00%, 12/01/2041	725	627
5.00%, 12/01/2051	1,050	849
Mirabelle Metropolitan District No
2 5.00%, 12/01/2039	700	637
5.00%, 12/01/2049	1,750	1,473
Painted Prairie Metropolitan District No
2 5.25%, 12/01/2048	1,350	1,156
Park Creek Metropolitan District
5.00%, 12/01/2027	50	51
5.00%, 12/01/2045	3,100	2,982
Peak Metropolitan District No
1 5.00%, 12/01/2041(4)	1,000	868
Pronghorn Valley Metropolitan District
3.75%, 12/01/2041	515	375
4.00%, 12/01/2051	650	451
Public Authority for Colorado Energy
6.25%, 11/15/2028	410	429
6.50%, 11/15/2038	790	894
Pueblo Urban Renewal Authority
0.00%, 12/01/2025(4)	250	202
4.75%, 12/01/2045(4)	2,390	1,625
Rampart Range Metropolitan District No
1 5.00%, 12/01/2047	650	652
Rampart Range Metropolitan District No
5 4.00%, 12/01/2036	750	601
4.00%, 12/01/2051	2,725	1,814
Riverwalk Metropolitan District No
2 5.00%, 12/01/2052	1,865	1,500
Rocky Mountain Rail Park Metropolitan District
5.00%, 12/01/2031(4)	500	419

Serenity Ridge Metropolitan District No
2 5.13%, 12/01/2037	1,290	1,330
Southglenn Metropolitan District
5.00%, 12/01/2046	625	542
Southlands Metropolitan District No
1 5.00%, 12/01/2047	1,000	878
State of Colorado
6.00%, 12/15/2039	1,200	1,365
6.00%, 12/15/2040	5,165	5,853
6.00%, 12/15/2041	6,125	6,917
STC Metropolitan District No
2 4.00%, 12/01/2029	750	681
5.00%, 12/01/2038	565	500
5.00%, 12/01/2049	500	420
Thompson Crossing Metropolitan District No
4 5.00%, 12/01/2049	500	414
Vauxmont Metropolitan District
5.00%, 12/15/2030	375	391
5.00%, 12/01/2032	50	53
5.00%, 12/01/2035	20	21
Weld County School District No 6 Greeley
4.00%, 12/01/2045	1,000	889
Willow Bend Metropolitan District
5.00%, 12/01/2039	600	542
5.00%, 12/01/2049	1,000	839

Total Colorado		97,520

Connecticut – 0.83%
Connecticut State Health & Educational Facilities Authority
4.00%, 07/01/2044	1,110	807
4.00%, 07/01/2049	3,730	2,564
5.00%, 07/01/2031	270	269
5.00%, 07/01/2032	280	279
5.00%, 07/01/2033	175	174
5.00%, 07/01/2034	125	124
5.00%, 07/01/2043	2,445	2,257
5.00%, 09/01/2053(4)	110	82
Mashantucket Western Pequot Tribe
6.05%, 07/01/2031(10)	1,985	442
Mohegan Tribe of Indians of Connecticut
5.75%, 02/01/2024(4)	500	500
6.25%, 02/01/2030(4)	1,000	1,015
6.75%, 02/01/2045(4)	438	438
State of Connecticut Special Tax Revenue
4.00%, 05/01/2036	3,260	3,220
5.00%, 01/01/2038	4,400	4,502
Steel Point Infrastructure Improvement District
4.00%, 04/01/2051(4)	485	366
Town of Hamden CT
5.00%, 01/01/2040	2,485	2,103
5.00%, 01/01/2050	570	445

Total Connecticut		19,587

Delaware – 0.93%
County of Kent DE
5.00%, 07/01/2032	20	20
5.00%, 07/01/2040	2,195	2,073
5.00%, 07/01/2048	2,505	2,277
5.00%, 07/01/2053	295	264
5.00%, 07/01/2058	250	219
County of Sussex DE
5.00%, 01/01/2036	2,790	2,573
Delaware State Economic Development Authority
4.00%, 09/01/2030	195	188
4.00%, 09/01/2041	550	466
4.00%, 06/01/2042	1,000	755
4.00%, 06/01/2052	110	75
4.00%, 06/01/2057	105	69
5.00%, 09/01/2036	1,225	1,233
5.00%, 08/01/2039	715	666
5.00%, 09/01/2040	340	333
5.00%, 09/01/2046	700	665
5.00%, 11/15/2048	2,000	1,837
5.00%, 08/01/2049	900	787
5.00%, 09/01/2050	370	347
5.00%, 08/01/2054	835	718
Delaware State Health Facilities Authority
5.00%, 06/01/2037	1,455	1,456
5.00%, 06/01/2043	1,420	1,360
5.00%, 06/01/2048	675	630
5.00%, 06/01/2050	3,165	2,935

Total Delaware		21,946

District of Columbia – 1.13%
District of Columbia
0.00%, 06/01/2046(4)	1,440	875
5.00%, 06/01/2036	205	201
5.00%, 07/01/2037	195	174
5.00%, 06/01/2041	380	353
5.00%, 07/01/2042	2,200	1,845
5.00%, 06/01/2046	3,565	3,216
5.00%, 07/01/2052	2,065	1,609
5.13%, 01/01/2035	105	90

5.25%, 01/01/2039	70	58
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	3,560	636
0.00%, 06/15/2046	16,530	3,521
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2043	6,410	6,299
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2035	6,025	3,480
0.00%, 10/01/2037	1,870	949
0.00%, 10/01/2038	680	314
0.00%, 10/01/2039	135	58
0.00%, 10/01/2040	340	138
4.00%, 10/01/2053	500	431
5.00%, 10/01/2044	1,500	1,512
6.50%, 10/01/2044	950	1,034

Total District of Columbia		26,793

Florida – 4.98%
Alachua County Health Facilities Authority
4.00%, 12/01/2049	5,000	4,128
5.00%, 12/01/2036	1,000	990
5.00%, 12/01/2044	3,350	3,255
6.00%, 11/15/2034	50	37
6.25%, 11/15/2044	400	272
6.38%, 11/15/2049	940	627
Avenir Community Development District
5.38%, 05/01/2043	200	188
5.63%, 05/01/2054	2,095	1,953
Boggy Creek Improvement District
5.13%, 05/01/2043	605	576
Brevard County Health Facilities Authority
5.00%, 04/01/2039	1,335	1,337
Capital Projects Finance Authority
5.00%, 10/01/2034	585	587
5.00%, 10/01/2035	500	498
Capital Trust Agency, Inc.
4.00%, 06/15/2025(4)	250	244
4.00%, 06/15/2031(4)	800	710
4.00%, 06/15/2041(4)	155	119
4.00%, 06/15/2051(4)	235	162
5.00%, 07/01/2049(4)	265	223
5.25%, 12/01/2058(4)	3,270	2,798
Capital Trust Authority
6.50%, 12/15/2058(4)	370	355
Celebration Pointe Community Development District No 1
3.00%, 05/01/2031	50	43
3.38%, 05/01/2041	90	66
4.00%, 05/01/2053	115	84
4.75%, 05/01/2024	15	15
5.00%, 05/01/2032	70	70
5.13%, 05/01/2045	65	60
City of Atlantic Beach FL
5.00%, 11/15/2043	250	219
5.00%, 11/15/2048	500	424
City of Gainesville FL Utilities System Revenue
4.20%, 10/01/2047(1)	2,060	2,060
City of Jacksonville FL
5.00%, 06/01/2053(4)	2,265	1,859
City of Pompano Beach FL
3.50%, 09/01/2030	1,000	887
3.50%, 09/01/2035	625	508
4.00%, 09/01/2036	500	423
City of Tampa FL
0.00%, 09/01/2036	800	403
0.00%, 09/01/2037	800	375
5.00%, 04/01/2040	1,115	1,116
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2041	1,500	1,380
5.00%, 10/01/2034	3,000	2,996
5.00%, 10/01/2034	6,070	6,061
County of Miami-Dade FL Water & Sewer System Revenue
4.00%, 10/01/2048	2,085	1,815
Crossings At Fleming Island Community Development District
4.50%, 05/01/2030	3,310	3,128
Double Branch Community Development District
4.00%, 05/01/2025	15	15
Everest GMR Community Development District
6.20%, 05/01/2054	3,515	3,296
Florida Development Finance Corp.
3.00%, 06/01/2032	3,830	2,944
4.00%, 07/01/2051(4)	1,000	769
4.00%, 02/01/2052	255	170
4.00%, 06/01/2055(4)	250	146
5.00%, 06/15/2028	310	313
5.00%, 02/15/2031	595	584
5.00%, 06/15/2035	145	145
5.00%, 02/15/2038	600	562
5.00%, 09/15/2040(4)	500	425
5.00%, 06/15/2042	400	374
5.00%, 02/15/2048	1,600	1,447

5.00%, 06/15/2050	100	90
5.00%, 02/01/2052	2,955	2,431
6.13%, 07/01/2032(1)(4)	5,000	4,973
7.25%, 07/01/2057(1)(4)	250	260
Florida Higher Educational Facilities Financial Authority
4.50%, 06/01/2033(4)	2,000	1,864
4.75%, 06/01/2038(4)	215	191
5.00%, 06/01/2048(4)	3,155	2,655
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000	3,007
JEA Electric System Revenue
4.00%, 10/01/2036	250	229
Lakes of Sarasota Community Development District
3.88%, 05/01/2031	430	398
3.90%, 05/01/2041	285	228
4.10%, 05/01/2051	265	200
4.13%, 05/01/2031	1,000	936
4.13%, 05/01/2041	200	165
4.30%, 05/01/2051	325	253
Lakewood Ranch Stewardship District
3.13%, 05/01/2025	130	127
3.40%, 05/01/2030	370	333
4.00%, 05/01/2040	600	493
4.00%, 05/01/2050	1,000	739
5.00%, 05/01/2036	100	98
5.13%, 05/01/2046	200	183
5.25%, 05/01/2037	245	241
5.30%, 05/01/2039	70	68
5.38%, 05/01/2047	310	301
5.45%, 05/01/2048	115	109
5.50%, 05/01/2039(4)	65	65
5.65%, 05/01/2048(4)	80	77
Laurel Road Community Development District
3.00%, 05/01/2031	200	170
3.13%, 05/01/2031	1,325	1,138
4.00%, 05/01/2052	1,450	1,046
Lee County Industrial Development Authority
5.63%, 12/01/2037(4)	350	266
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855	2,840
5.00%, 04/01/2045	1,010	981
Miami-Dade County Industrial Development Authority
6.25%, 01/01/2059(4)	500	457
Midtown Miami Community Development District
5.00%, 05/01/2029	500	491
Orange County Health Facilities Authority
4.00%, 10/01/2052	395	324
5.00%, 08/01/2035	1,500	1,474
5.00%, 10/01/2053	2,300	2,273
Palm Beach County Health Facilities Authority
4.00%, 06/01/2041	175	132
4.25%, 06/01/2056	2,100	1,429
5.00%, 06/01/2055	2,500	1,999
Pinellas County Industrial Development Authority
5.00%, 07/01/2039	200	189
Sarasota County Health Facilities Authority
5.00%, 01/01/2037	1,095	1,001
5.00%, 01/01/2042	840	731
5.00%, 01/01/2047	1,095	922
5.00%, 01/01/2052	460	378
Sawyers Landing Community Development District
3.75%, 05/01/2031	500	441
4.13%, 05/01/2041	205	165
4.25%, 05/01/2053	2,720	2,005
Seminole County Industrial Development Authority
4.00%, 06/15/2041(4)	425	327
4.00%, 06/15/2051(4)	830	571
4.00%, 06/15/2056(4)	705	471
Southeast Overtown Park West Community Redevelopment Agency
5.00%, 03/01/2030(4)	1,550	1,552
St Johns County Industrial Development Authority
4.00%, 12/15/2050	500	340
Tolomato Community Development District
0.00%, 05/01/2040(10)	45	42
Town of Davie FL
5.00%, 04/01/2048	1,440	1,406
Viera Stewardship District
3.13%, 05/01/2041	820	578
4.00%, 05/01/2053	110	79
5.30%, 05/01/2043	2,000	1,873
5.50%, 05/01/2054	1,505	1,384
Village Community Development District No
13 3.00%, 05/01/2029	955	872
3.38%, 05/01/2034	965	847
Village Community Development District No
14 5.38%, 05/01/2042	4,095	4,054
Village Community Development District No
15 5.25%, 05/01/2054(4)	4,450	4,229

Westview South Community Development District
5.38%, 05/01/2043	2,000	1,859
5.60%, 05/01/2053	1,750	1,607

Total Florida		117,898

Georgia – 3.18%
Atlanta Development Authority
5.25%, 07/01/2044	5,500	5,527
6.50%, 01/01/2029(2)(3)	665	299
6.75%, 01/01/2035(2)(3)	3,570	1,607
7.00%, 01/01/2040(2)(3)	3,315	1,492
Atlanta Urban Redevelopment Agency
2.38%, 07/01/2026(4)	100	95
2.88%, 07/01/2031(4)	440	384
3.63%, 07/01/2042(4)	1,870	1,529
3.88%, 07/01/2051(4)	1,780	1,401
Augusta GA Airport Revenue
5.00%, 01/01/2027	370	370
Cobb County Kennestone Hospital Authority
5.00%, 04/01/2047	1,150	1,117
Coweta County Residential Care Facilities for the Elderly Authority
4.00%, 03/01/2031	1,260	1,117
4.00%, 03/01/2041	935	695
Development Authority for Fulton County
5.00%, 04/01/2047	1,500	1,457
Development Authority of Burke County
1.50%, 01/01/2040(1)	345	326
Development Authority Of The City Of Marietta
5.00%, 11/01/2027(4)	235	228
5.00%, 11/01/2037(4)	3,815	3,337
5.00%, 11/01/2047(4)	1,245	1,005
Fulton County Residential Care Facilities for the Elderly Authority
4.00%, 04/01/2041(4)	205	147
4.00%, 04/01/2051(4)	2,075	1,314
5.00%, 04/01/2047(4)	935	738
5.00%, 04/01/2054(4)	735	557
Gainesville & Hall County Hospital Authority
5.00%, 02/15/2045	220	215
5.50%, 02/15/2042	1,330	1,368
George L Smith II Congress Center Authority
2.38%, 01/01/2031	190	158
3.63%, 01/01/2031(4)	105	88
4.00%, 01/01/2036	100	90
4.00%, 01/01/2054	7,480	5,712
5.00%, 01/01/2036(4)	2,125	1,896
5.00%, 01/01/2054(4)	6,620	5,026
Macon-Bibb County Urban Development Authority
5.00%, 06/15/2027(4)	15	15
5.75%, 06/15/2037(4)	1,105	1,096
5.88%, 06/15/2047(4)	240	229
6.00%, 06/15/2052(4)	105	101
Main Street Natural Gas, Inc.
4.00%, 08/01/2049(1)	1,000	994
5.00%, 05/15/2043	4,520	4,350
5.00%, 12/01/2052(1)	6,490	6,478
5.00%, 06/01/2053(1)	240	238
5.00%, 07/01/2053(1)	250	252
5.00%, 09/01/2053(1)	2,100	2,122
Municipal Electric Authority of Georgia
5.00%, 01/01/2034	500	514
5.00%, 01/01/2049	4,455	4,313
5.25%, 07/01/2064	2,000	1,994
Private Colleges & Universities Authority
4.00%, 09/01/2037	8,350	8,137
4.00%, 09/01/2038	4,665	4,514
Savannah Economic Development Authority
7.25%, 01/01/2044	650	655
7.25%, 01/01/2049	120	121

Total Georgia		75,418

Guam – 0.69%
Antonio B Won Pat International Airport Authority
5.13%, 10/01/2034	780	739
5.25%, 10/01/2029	1,145	1,128
5.38%, 10/01/2033	1,050	1,016
5.38%, 10/01/2043	1,250	1,121
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,550	1,551
Guam Power Authority
5.00%, 10/01/2042	350	337
5.00%, 10/01/2043	1,965	1,879
5.00%, 10/01/2044	1,145	1,089
Territory of Guam
4.00%, 01/01/2036	305	273
4.00%, 11/15/2039	485	398
4.00%, 01/01/2042	2,115	1,712
5.00%, 01/01/2030	70	70
5.00%, 11/01/2030	250	251
5.00%, 01/01/2031	70	70
5.00%, 11/15/2031	1,935	1,906
5.00%, 11/01/2035	875	864
5.00%, 11/01/2040	2,000	1,856

Total Guam		16,260

Hawaii – 0.00%(7)
State of Hawaii Department of Budget & Finance
4.00%, 03/01/2037	150	105

Total Hawaii		105

Idaho – 0.28%
Idaho Health Facilities Authority
5.00%, 03/01/2034	3,155	3,158
Power County Industrial Development Corp.
6.45%, 08/01/2032	310	311
Spring Valley Community Infrastructure District No
1 3.75%, 09/01/2051(4)	4,387	3,152

Total Idaho		6,621

Illinois – 6.33%
Chicago Board of Education
0.00%, 12/01/2024	165	156
0.00%, 12/01/2024	200	189
0.00%, 12/01/2025	575	518
0.00%, 12/01/2027	1,055	866
0.00%, 12/01/2028	40	31
0.00%, 12/01/2029	120	89
0.00%, 12/01/2029	965	725
0.00%, 12/01/2030	1,765	1,240
4.00%, 12/01/2041	1,000	822
4.00%, 12/01/2047	500	388
5.00%, 12/01/2033	1,750	1,761
5.00%, 12/01/2034	320	326
5.00%, 12/01/2034	555	529
5.00%, 12/01/2035	1,050	1,046
5.00%, 12/01/2036	335	326
5.00%, 12/01/2041	100	95
5.00%, 12/01/2042	555	511
5.00%, 12/01/2046	500	452
7.00%, 12/01/2042(4)	100	106
7.00%, 12/01/2044	505	520
Chicago Midway International Airport
5.00%, 01/01/2027	6,750	6,735
5.00%, 01/01/2031	220	219
5.00%, 01/01/2032	2,000	1,991
5.00%, 01/01/2046	300	296
Chicago Transit Authority Sales Tax Receipts Fund
4.00%, 12/01/2049	2,000	1,669
City of Chicago IL
0.00%, 01/01/2027	680	598
4.00%, 01/01/2036	250	224
5.00%, 01/01/2024	400	401
5.00%, 01/01/2024	1,000	1,001
5.00%, 01/01/2028	1,290	1,324
5.00%, 01/01/2034	200	205
5.00%, 01/01/2035	750	752
5.00%, 01/01/2038	2,500	2,434
5.00%, 01/01/2039	1,290	1,285
5.00%, 01/01/2040	205	203
5.50%, 01/01/2034	2,500	2,519
5.50%, 01/01/2035	270	281
5.50%, 01/01/2035	1,100	1,108
5.50%, 01/01/2039	320	329
5.50%, 01/01/2040	815	815
5.50%, 01/01/2040	3,465	3,546
5.50%, 01/01/2041	180	183
5.50%, 01/01/2043	1,830	1,850
5.63%, 01/01/2031	500	519
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2033	2,000	2,013
5.00%, 01/01/2039	1,000	963
5.25%, 01/01/2053	940	963
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2033	500	502
5.00%, 11/01/2038	525	547
Illinois Development Finance Authority
8.00%, 06/01/2032	1,050	1,050
Illinois Finance Authority
2.45%, 10/01/2039(1)	250	221
4.00%, 05/01/2050	275	206
4.29%, 08/01/2044(1)	2,000	2,000
5.00%, 02/15/2032	80	77
5.00%, 05/15/2033	1,720	1,536
5.00%, 02/15/2034	120	123
5.00%, 08/15/2035	180	178
5.00%, 02/15/2036	170	173
5.00%, 05/15/2037	655	622
5.00%, 05/15/2037	1,050	1,069
5.00%, 02/15/2041	235	237
5.00%, 05/15/2041	400	325
5.00%, 08/15/2044	340	320
5.00%, 05/15/2047	205	177
5.00%, 05/15/2051	1,000	744
5.00%, 05/15/2056	1,630	1,180
5.13%, 05/15/2038	1,745	1,443

5.25%, 02/15/2037	435	412
5.25%, 05/15/2042	135	106
5.25%, 05/15/2045	80	82
5.25%, 05/15/2050	220	225
5.25%, 05/15/2054	1,575	1,112
5.63%, 08/01/2053(4)	1,705	1,623
6.13%, 11/15/2035	210	209
6.38%, 11/15/2043	270	267
Illinois Housing Development Authority
5.00%, 10/01/2046	120	115
6.25%, 10/01/2052	110	116
Illinois State Toll Highway Authority
4.00%, 01/01/2046	2,000	1,771
5.00%, 01/01/2042	250	254
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2029	1,000	760
0.00%, 12/15/2030	260	188
0.00%, 12/15/2032	1,000	656
0.00%, 12/15/2033	3,955	2,475
0.00%, 12/15/2034	550	327
0.00%, 12/15/2035	75	42
0.00%, 12/15/2035	10,000	5,607
0.00%, 06/15/2036	1,000	546
0.00%, 06/15/2036	1,065	570
0.00%, 06/15/2037	1,585	793
0.00%, 12/15/2038	205	93
0.00%, 06/15/2039	220	96
0.00%, 06/15/2041	1,535	592
0.00%, 06/15/2045	1,500	483
4.00%, 12/15/2042	1,000	864
4.00%, 06/15/2050	1,000	810
4.00%, 06/15/2052	2,030	1,626
5.00%, 12/15/2027	2,500	2,519
5.00%, 06/15/2042	4,600	4,559
5.00%, 12/15/2045	50	49
5.00%, 06/15/2050	6,115	5,903
5.00%, 06/15/2057	3,275	3,133
5.50%, 06/15/2053	5,000	5,022
Northern Illinois University
4.00%, 10/01/2039	875	786
4.00%, 10/01/2040	800	708
4.00%, 10/01/2041	800	699
4.00%, 10/01/2043	975	832
Regional Transportation Authority
6.00%, 07/01/2033	510	583
State of Illinois
4.00%, 03/01/2039	2,055	1,833
4.00%, 11/01/2039	2,000	1,769
5.00%, 04/01/2024	110	110
5.00%, 10/01/2025	355	361
5.00%, 11/01/2025	8,810	8,959
5.00%, 02/01/2026	95	97
5.00%, 11/01/2026	3,000	3,077
5.00%, 02/01/2027	1,000	1,028
5.00%, 11/01/2027	100	103
5.00%, 02/01/2028	290	298
5.00%, 11/01/2028	3,485	3,598
5.00%, 11/01/2028	5,000	5,112
5.00%, 11/01/2029	725	746
5.00%, 10/01/2031	170	175
5.00%, 10/01/2031	955	983
5.00%, 05/01/2032	5,250	5,223
5.00%, 10/01/2032	215	221
5.00%, 12/01/2033	235	246
5.00%, 05/01/2034	2,635	2,618
5.50%, 05/01/2025	840	857
5.50%, 03/01/2042	3,410	3,558
5.50%, 03/01/2047	435	451
5.50%, 05/01/2047	160	166
State of Illinois Sales Tax Revenue
5.00%, 06/15/2027	175	180
Upper Illinois River Valley Development Authority
5.00%, 12/01/2032(4)	285	265
5.25%, 12/01/2037(4)	2,005	1,801
5.25%, 12/01/2047(4)	550	455
Village of Hillside IL
5.00%, 01/01/2024	220	220

Total Illinois		149,975

Indiana – 1.09%
City of East Chicago IN
5.50%, 09/01/2028	120	111
City of Valparaiso IN
6.75%, 01/01/2034	500	503
7.00%, 01/01/2044	680	684
City of Whiting IN
4.40%, 11/01/2045(1)	440	429
5.00%, 12/01/2044(1)	2,725	2,767
Indiana Finance Authority
2.50%, 11/01/2030	1,100	946

3.00%, 11/01/2030	1,000	898
4.13%, 12/01/2026	5,830	5,695
4.25%, 11/01/2030	4,780	4,650
5.00%, 03/01/2036	2,000	2,009
5.00%, 06/01/2053	1,800	1,718
5.50%, 07/01/2052	4,145	4,036
7.00%, 11/15/2043	545	546
Indiana Housing & Community Development Authority
3.00%, 01/01/2052	500	467
Town of Shoals IN
7.25%, 11/01/2043(10)	335	335

Total Indiana		25,794

Iowa – 0.19%
Iowa Finance Authority
4.75%, 08/01/2042	1,180	1,081
5.00%, 05/15/2048	900	662
5.00%, 12/01/2050	1,500	1,429
Iowa Tobacco Settlement Authority
0.00%, 06/01/2065	7,000	668
4.00%, 06/01/2036	775	749

Total Iowa		4,589

Kansas – 0.34%
City of Lenexa KS
5.00%, 05/15/2030	85	83
5.00%, 05/15/2032	330	320
5.00%, 05/15/2039	405	367
City of Manhattan KS
4.00%, 06/01/2027	2,885	2,846
4.00%, 06/01/2046	350	243
City of Overland Park KS Sales Tax Revenue
6.50%, 11/15/2042(4)	4,025	3,977
Wyandotte County-Kansas City Unified Government
5.75%, 09/01/2032	250	223

Total Kansas		8,059

Kentucky – 1.14%
City of Ashland KY
4.00%, 02/01/2034	500	465
4.00%, 02/01/2038	620	543
City of Henderson KY
4.45%, 01/01/2042(4)	1,165	1,074
4.70%, 01/01/2052(4)	1,000	910
4.70%, 01/01/2052(4)	2,495	2,270
County of Boyle KY
5.25%, 06/01/2049	1,900	1,917
Kentucky Economic Development Finance Authority
4.30%, 04/01/2031(1)	1,000	999
5.00%, 05/15/2031	350	310
5.00%, 06/01/2037	785	738
5.00%, 06/01/2041	570	517
5.00%, 06/01/2045	1,550	1,357
5.00%, 12/01/2045	300	303
5.00%, 05/15/2046	980	692
5.00%, 12/01/2047	180	167
5.00%, 05/15/2051	575	392
5.25%, 06/01/2041	1,240	1,226
5.25%, 06/01/2050	955	901
5.38%, 11/15/2042	305	241
5.50%, 11/15/2045	160	125
6.00%, 11/15/2036	275	223
6.25%, 11/15/2046	2,565	1,899
6.38%, 11/15/2051	645	472
Kentucky Higher Education Student Loan Corp.
4.00%, 06/01/2037	500	444
Kentucky Public Energy Authority
4.00%, 04/01/2048(1)	4,000	3,984
4.00%, 02/01/2050(1)	4,805	4,628
Louisville/Jefferson County Metropolitan Government
5.00%, 05/15/2052	210	195

Total Kentucky		26,992

Louisiana – 1.25%
City of New Orleans LA Sewerage Service Revenue
5.00%, 06/01/2033	100	102
5.00%, 06/01/2040	185	189
5.00%, 06/01/2045	120	122
City of New Orleans LA Water System Revenue
5.00%, 12/01/2045	375	384
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038(4)	765	729
5.63%, 06/15/2048(4)	1,750	1,593
Juban Crossing Economic Development District
7.00%, 09/15/2044(4)	1,000	973
Louisiana Housing Corp.
5.75%, 06/01/2054	650	679
Louisiana Local Government Environmental Facilities & Community Development Auth
3.50%, 11/01/2032	7,705	7,086
Louisiana Public Facilities Authority
4.34%, 08/01/2043(1)	2,200	2,200
5.00%, 07/01/2051	500	479
5.00%, 07/01/2059	100	95

New Orleans Aviation Board
5.00%, 01/01/2031	45	46
5.00%, 01/01/2034	55	56
5.00%, 01/01/2035	45	46
5.00%, 01/01/2036	500	505
5.00%, 01/01/2037	500	503
5.00%, 01/01/2040	1,540	1,531
5.00%, 01/01/2043	135	133
5.00%, 01/01/2048	525	515
Parish of St James LA
5.85%, 08/01/2041(1)(4)	110	112
6.10%, 06/01/2038(1)(4)	2,360	2,490
6.10%, 12/01/2040(1)(4)	2,400	2,533
6.35%, 07/01/2040(4)	3,380	3,594
6.35%, 10/01/2040(4)	440	468
Parish of St John the Baptist LA
2.13%, 06/01/2037(1)	680	668
2.38%, 06/01/2037(1)	1,875	1,751

Total Louisiana		29,582

Maine – 0.04%
Maine Health & Higher Educational Facilities Authority
5.00%, 07/01/2046	1,250	1,035

Total Maine		1,035

Maryland – 3.33%
City of Baltimore MD
5.00%, 09/01/2031	1,000	960
5.00%, 09/01/2036	2,790	2,582
5.00%, 09/01/2042	195	168
5.00%, 09/01/2046	4,010	3,336
City of Gaithersburg MD
5.00%, 01/01/2027	1,435	1,421
5.00%, 01/01/2028	135	134
5.00%, 01/01/2033	635	617
City of Rockville MD
4.25%, 11/01/2037	25	20
4.50%, 11/01/2043	135	104
5.00%, 11/01/2029	35	33
5.00%, 11/01/2031	960	890
5.00%, 11/01/2032	35	32
5.00%, 11/01/2035	70	62
5.00%, 11/01/2037	1,285	1,125
5.00%, 11/01/2042	2,480	2,072
5.00%, 11/01/2047	2,835	2,289
City of Westminster MD
5.00%, 07/01/2024	30	30
5.13%, 07/01/2034	305	307
5.50%, 07/01/2044	305	308
6.25%, 07/01/2044	2,275	2,278
County of Anne Arundel MD
6.50%, 07/01/2033(10)	200	200
6.75%, 07/01/2043(10)	390	382
County of Howard MD
5.80%, 02/15/2034	725	714
County of Montgomery MD
5.38%, 07/01/2048	1,065	847
County of Prince George’s MD
5.13%, 07/01/2039(4)	1,500	1,407
County of Washington MD
4.00%, 05/01/2026	120	115
4.00%, 05/01/2027	120	113
4.00%, 05/01/2030	140	123
4.00%, 05/01/2031	75	65
4.00%, 05/01/2036	1,690	1,331
4.00%, 05/01/2042	3,770	2,697
Maryland Community Development Administration
6.00%, 03/01/2053	2,970	3,107
Maryland Economic Development Corp.
4.00%, 06/01/2038	350	284
4.00%, 09/01/2040	150	125
4.00%, 09/01/2050	950	721
4.38%, 07/01/2036	150	137
4.50%, 07/01/2044	500	436
5.00%, 06/01/2025	70	70
5.00%, 06/01/2027	70	71
5.00%, 07/01/2027	900	900
5.00%, 06/01/2028	100	102
5.00%, 07/01/2028	100	100
5.00%, 11/12/2028	3,145	3,169
5.00%, 06/01/2029(4)	165	168
5.00%, 07/01/2029	75	75
5.00%, 06/01/2030	70	71
5.00%, 06/01/2032	70	71
5.00%, 06/01/2033(4)	170	173
5.00%, 06/01/2035	1,590	1,612
5.00%, 07/01/2036	100	96
5.00%, 06/01/2049	1,350	1,261
5.00%, 06/01/2058	945	871
5.25%, 06/30/2053	2,395	2,326
5.25%, 06/30/2055	18,375	17,485
5.75%, 09/01/2025	2,500	2,521

Maryland Health & Higher Educational Facilities Authority
4.00%, 06/01/2046	1,080	900
4.00%, 06/01/2051	1,805	1,455
4.00%, 06/01/2055	1,125	887
5.00%, 07/01/2030	600	608
5.00%, 07/01/2032	40	40
5.00%, 07/01/2033	105	106
5.00%, 07/01/2034	120	121
5.00%, 07/01/2035	110	111
5.00%, 07/01/2036	100	100
5.00%, 08/15/2038	1,945	1,951
5.00%, 07/01/2043	500	480
5.00%, 07/01/2045	2,000	1,952
5.50%, 01/01/2036	465	471
5.50%, 01/01/2046	3,410	3,312
6.75%, 07/01/2044	185	185
Maryland Stadium Authority Built to Learn Revenue
4.00%, 06/01/2046	3,000	2,618
Prince George’s County Revenue Authority
4.75%, 07/01/2036(4)	120	116
5.00%, 07/01/2046(4)	670	635
Washington Suburban Sanitary Commission
4.00%, 06/01/2038	100	95

Total Maryland		78,857

Massachusetts – 0.75%
Massachusetts Development Finance Agency
4.00%, 10/01/2039	250	208
5.00%, 07/15/2036(4)	235	207
5.00%, 07/15/2037(4)	245	214
5.00%, 10/01/2037(4)	645	591
5.00%, 11/15/2038(4)	180	172
5.00%, 10/01/2041	825	792
5.00%, 07/15/2046(4)	1,000	809
5.00%, 10/01/2047(4)	1,825	1,547
5.00%, 10/01/2048	9,700	8,945
5.00%, 10/01/2057(4)	1,880	1,535
5.13%, 01/01/2040	1,020	892
5.13%, 11/15/2046(4)	1,050	994
5.25%, 01/01/2050	180	147
5.45%, 05/15/2059	170	181
5.63%, 07/15/2036	40	36
5.75%, 07/15/2043	225	206
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	100	80
4.25%, 07/01/2044	100	93

Total Massachusetts		17,649

Michigan – 1.53%
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,765	1,649
5.00%, 02/15/2041	385	344
5.00%, 02/15/2047	1,080	922
City of Detroit MI
5.00%, 04/01/2029	50	51
5.00%, 04/01/2030	50	51
5.00%, 04/01/2031	50	50
5.00%, 04/01/2032	60	60
5.00%, 04/01/2033	80	81
5.00%, 04/01/2034	1,000	1,006
5.00%, 04/01/2037	145	143
5.00%, 04/01/2038	95	92
5.00%, 04/01/2050	155	142
5.50%, 04/01/2031	560	586
5.50%, 04/01/2033	470	492
5.50%, 04/01/2035	350	365
5.50%, 04/01/2037	465	479
5.50%, 04/01/2039	645	657
5.50%, 04/01/2045	750	754
5.50%, 04/01/2050	605	604
Detroit Downtown Development Authority
5.00%, 07/01/2038	1,000	987
Gerald R Ford International Airport Authority
5.00%, 01/01/2046	1,500	1,505
5.00%, 01/01/2051	1,345	1,345
Grand Rapids Economic Development Corp.
5.00%, 11/01/2032	145	134
5.00%, 11/01/2037	80	70
5.00%, 11/01/2047	190	150
5.00%, 11/01/2052	80	61
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2036	1,000	1,019
5.25%, 07/01/2047	4,330	4,489
Karegnondi Water Authority
5.00%, 11/01/2036	1,300	1,313
5.25%, 11/01/2040	130	129
Kentwood Economic Development Corp.
4.00%, 11/15/2043	1,000	728
4.00%, 11/15/2045	750	532

Michigan Finance Authority
4.00%, 11/15/2050	160	133
5.00%, 07/01/2033	350	354
5.00%, 07/01/2034	280	283
5.00%, 07/01/2035	420	424
Michigan State Building Authority
4.00%, 10/15/2041	1,400	1,303
Michigan State Housing Development Authority
5.00%, 06/01/2053	1,000	1,004
Michigan Strategic Fund
4.00%, 10/01/2061(1)	2,000	1,962
5.00%, 05/15/2044	250	208
Michigan Tobacco Settlement Finance Authority
0.00%, 06/01/2052	4,030	417
State of Michigan Trunk Line Revenue
4.00%, 11/15/2046	250	223
University of Michigan
4.13%, 04/01/2038(1)	1,800	1,800
Wayne County Airport Authority
5.00%, 12/01/2037	250	256
5.00%, 12/01/2040	3,000	2,983
5.00%, 12/01/2042	900	897
5.00%, 12/01/2042	1,000	987
5.00%, 12/01/2047	2,000	1,969

Total Michigan		36,193

Minnesota – 0.35%
City of Deephaven MN
5.00%, 10/01/2037	1,285	1,118
5.00%, 10/01/2049	2,270	1,810
City of Rochester MN
5.00%, 12/01/2025	700	680
5.00%, 11/15/2057	3,120	3,175
5.25%, 12/01/2038	1,000	837
City of Woodbury MN
4.00%, 07/01/2041	60	45
4.00%, 07/01/2051	45	30
4.00%, 07/01/2056	40	26
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.00%, 11/01/2042	675	501

Total Minnesota		8,222

Mississippi – 0.04%
Mississippi Business Finance Corp.
4.33%, 12/01/2030(1)	1,000	1,000

Total Mississippi		1,000

Missouri – 1.26%
Cape Girardeau County Industrial Development Authority
3.00%, 03/01/2046	350	230
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2031	310	273
4.00%, 08/01/2041	410	308
4.00%, 02/01/2042	250	202
4.00%, 02/01/2048	265	200
5.00%, 02/01/2035	1,945	1,892
5.00%, 08/01/2040	1,145	1,040
5.00%, 02/01/2046	440	393
5.00%, 12/01/2052	450	442
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	150	127
4.38%, 11/15/2035	415	319
4.75%, 11/15/2047	1,450	1,006
Joplin Industrial Development Authority
3.50%, 11/01/2040	195	166
Kansas City Industrial Development Authority
4.00%, 03/01/2050	170	140
4.00%, 03/01/2050	4,515	3,707
4.00%, 03/01/2057	7,525	6,176
5.00%, 03/01/2054	340	332
Kirkwood Industrial Development Authority
5.25%, 05/15/2037	135	111
5.25%, 05/15/2042	115	89
5.25%, 05/15/2050	270	194
St Louis County Industrial Development Authority
5.00%, 12/01/2025	465	461
5.00%, 08/15/2030	70	65
5.00%, 08/15/2035	50	44
5.00%, 12/01/2035	135	123
5.00%, 09/01/2038	820	735
5.00%, 09/01/2048	1,845	1,512
5.13%, 08/15/2045	315	253
5.13%, 12/01/2045	145	124
5.13%, 09/01/2048	5,425	4,528
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000	1,005
5.13%, 06/01/2046	350	326
5.38%, 06/01/2043	2,995	2,943
Taney County Industrial Development Authority
6.00%, 10/01/2049(4)	300	277

Total Missouri		29,743

Montana – 0.08%
City of Kalispell MT
5.25%, 05/15/2037	810	694
5.25%, 05/15/2047	990	762
5.25%, 05/15/2052	560	418

Total Montana		1,874

Nebraska – 0.36%
Central Plains Energy Project
5.00%, 09/01/2030	240	242
5.00%, 09/01/2033	1,500	1,508
5.00%, 09/01/2035	1,025	1,026
5.00%, 03/01/2050(1)	5,670	5,688
5.00%, 05/01/2053(1)	100	100

Total Nebraska		8,564

Nevada – 0.63%
City of Las Vegas NV Special Improvement District No
814 4.00%, 06/01/2039	440	374
4.00%, 06/01/2049	1,050	802
City of Las Vegas NV Special Improvement District No
815 4.75%, 12/01/2040	895	804
City of Las Vegas NV Special Improvement District No
816 3.00%, 06/01/2041	630	427
3.13%, 06/01/2046	1,300	827
City of North Las Vegas NV
4.63%, 06/01/2043	115	102
City of Reno NV
0.00%, 07/01/2058(4)	11,000	1,188
5.00%, 06/01/2033	15	16
5.00%, 06/01/2036	15	15
5.00%, 06/01/2037	35	36
5.00%, 06/01/2038	155	158
5.00%, 06/01/2048	35	34
Clark County School District
4.00%, 06/15/2038	775	715
5.00%, 06/15/2035	500	530
Henderson Public Improvement Trust
5.50%, 01/01/2034	120	121
5.50%, 01/01/2039	175	177
5.50%, 01/01/2044	255	258
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2031	600	621
5.00%, 07/01/2043	2,500	2,534
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,030	1,041
5.00%, 06/15/2040	990	979
5.00%, 06/15/2045	540	520
Las Vegas Valley Water District
4.00%, 06/01/2051	500	437
State of Nevada Department of Business & Industry
4.13%, 12/01/2026(1)(4)	1,650	1,648
8.13%, 01/01/2050(1)(4)	500	499

Total Nevada		14,863

New Hampshire – 0.62%
New Hampshire Business Finance Authority
3.63%, 07/01/2043(1)(4)	250	181
3.75%, 07/01/2045(1)(4)	1,280	944
3.88%, 01/20/2038	3,100	2,670
4.00%, 10/20/2036	4,618	4,137
4.00%, 01/01/2041	2,000	1,579
4.00%, 01/01/2051	3,000	2,140
4.13%, 01/20/2034	875	814
4.63%, 11/01/2042(4)	500	411
5.25%, 07/01/2039(4)	345	299
5.63%, 07/01/2046(4)	185	159
5.75%, 07/01/2054(4)	465	394
New Hampshire Health & Education Facilities Authority Act
5.00%, 10/01/2036	55	53
5.00%, 10/01/2040	50	46
5.00%, 10/01/2046	415	372
5.25%, 07/01/2027(2)(3)(4)	459	101
6.13%, 07/01/2037(2)(3)(4)	96	21
6.13%, 07/01/2052(2)(3)(4)	442	97
6.25%, 07/01/2042(2)(3)(4)	730	161

Total New Hampshire		14,579

New Jersey – 4.52%
Essex County Improvement Authority
4.00%, 06/15/2046	135	112
4.00%, 06/15/2056	150	118
Industrial Pollution Control Financing Authority of Gloucester County
5.00%, 12/01/2024	110	110
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000	2,018
New Jersey Economic Development Authority
0.00%, 07/01/2026	170	153
4.00%, 11/01/2038	825	765
4.00%, 11/01/2039	465	428
4.00%, 11/01/2044	1,555	1,385
4.00%, 08/01/2059	355	276
4.38%, 01/01/2024	20	20
4.88%, 01/01/2029	70	68
5.00%, 06/15/2024	2,000	2,011

5.00%, 03/01/2028	485	506
5.00%, 01/01/2030	635	618
5.00%, 01/01/2031	500	501
5.00%, 01/01/2034	135	128
5.00%, 06/15/2037	85	80
5.00%, 10/01/2037	6,080	6,062
5.00%, 10/01/2047	9,690	9,196
5.00%, 01/01/2048	4,220	3,636
5.00%, 06/15/2054(4)	3,250	2,729
5.00%, 08/01/2059	1,135	1,101
5.13%, 01/01/2034	705	707
5.13%, 06/15/2043	2,570	2,402
5.25%, 09/15/2029	1,250	1,245
5.25%, 01/01/2044	525	465
5.50%, 01/01/2027	500	501
5.63%, 11/15/2030	2,095	2,107
5.63%, 11/15/2030	2,840	2,856
5.63%, 01/01/2052	3,155	3,160
5.75%, 09/15/2027	1,000	1,001
New Jersey Educational Facilities Authority
5.00%, 07/01/2040	270	264
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2027	1,000	1,030
5.00%, 07/01/2033	500	509
5.00%, 07/01/2046	2,375	2,303
New Jersey Higher Education Student Assistance Authority
4.00%, 12/01/2044	600	541
5.00%, 12/01/2044	1,000	881
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2028	2,000	1,608
0.00%, 12/15/2030	2,305	1,680
0.00%, 12/15/2031	2,075	1,442
0.00%, 12/15/2034	200	120
4.00%, 06/15/2039	1,050	972
4.00%, 06/15/2040	1,750	1,605
4.00%, 06/15/2042	1,210	1,097
4.00%, 06/15/2045	1,975	1,751
4.00%, 06/15/2046	1,790	1,576
4.00%, 06/15/2050	1,565	1,360
5.00%, 12/15/2030	2,250	2,345
5.00%, 06/15/2031	1,125	1,145
5.00%, 06/15/2036	70	74
5.00%, 06/15/2038	1,675	1,744
5.25%, 06/15/2043	9,330	9,501
5.25%, 06/15/2046	1,425	1,474
5.50%, 06/15/2050	1,185	1,249
New Jersey Turnpike Authority
4.00%, 01/01/2051	725	624
5.25%, 01/01/2052	5,000	5,197
State of New Jersey
4.00%, 06/01/2032	1,900	1,915
Tobacco Settlement Financing Corp.
5.00%, 06/01/2046	8,390	7,797
5.25%, 06/01/2046	8,770	8,815

Total New Jersey		107,084

New Mexico – 0.10%
City of Farmington NM
2.15%, 04/01/2033	550	406
3.90%, 06/01/2040(1)	500	485
New Mexico Mortgage Finance Authority
3.00%, 07/01/2052	970	908
3.00%, 03/01/2053	500	468

Total New Mexico		2,267

New York – 5.33%
Brooklyn Arena Local Development Corp.
5.00%, 07/15/2042	2,025	1,919
Build NYC Resource Corp.
4.00%, 06/15/2031(4)	300	274
4.88%, 05/01/2031(4)	740	713
5.00%, 01/01/2035(4)	4,750	4,783
5.00%, 12/01/2041(4)	2,550	2,194
5.00%, 06/01/2051(4)	170	146
5.00%, 06/15/2051(4)	6,125	4,827
5.00%, 12/01/2051(4)	1,760	1,407
5.00%, 12/01/2055(4)	1,500	1,178
5.50%, 05/01/2048(4)	1,390	1,296
City of New York NY
4.00%, 08/01/2050	350	301
5.25%, 10/01/2047	3,180	3,304
5.50%, 05/01/2044	900	959
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	5,450	1,317
0.00%, 01/01/2055	6,865	5,741
5.00%, 01/01/2056	1,925	1,579
Long Island Power Authority
5.00%, 09/01/2039	1,725	1,773
Metropolitan Transportation Authority
4.00%, 11/15/2042	1,230	1,067
5.00%, 11/15/2050	225	219

5.00%, 11/15/2052	1,000	967
Monroe County Industrial Development Corp.
5.00%, 12/01/2023	500	500
Nassau County Industrial Development Agency
0.00%, 01/01/2058(1)	2,484	595
9.00%, 01/01/2041(2)(3)(4)	1,085	1,031
New York City Industrial Development Agency
3.00%, 01/01/2034	1,000	848
3.00%, 01/01/2037	1,205	945
3.00%, 01/01/2046	200	138
4.00%, 03/01/2045	3,500	3,072
New York City Municipal Water Finance Authority
4.13%, 06/15/2047	605	539
4.80%, 06/15/2053(1)	1,500	1,500
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 05/01/2044	315	284
4.00%, 02/01/2051	1,000	871
5.00%, 02/01/2047	3,375	3,430
New York Liberty Development Corp.
2.63%, 09/15/2069	400	345
2.80%, 09/15/2069	1,025	883
3.00%, 11/15/2051	1,000	660
5.00%, 11/15/2044(4)	2,800	2,587
5.15%, 11/15/2034(4)	2,920	2,840
5.25%, 10/01/2035	4,405	4,790
5.38%, 11/15/2040(4)	7,910	7,605
New York State Dormitory Authority
4.00%, 03/15/2043	1,000	908
4.00%, 03/15/2047	1,585	1,402
4.00%, 03/15/2049	1,500	1,296
5.00%, 12/01/2026(4)	300	292
5.00%, 12/01/2026(4)	1,500	1,462
5.00%, 12/01/2027(4)	500	485
5.00%, 12/01/2028(4)	600	579
5.00%, 12/01/2028(4)	3,300	3,186
5.00%, 12/01/2029(4)	450	431
5.00%, 12/01/2030(4)	1,000	952
5.00%, 12/01/2031(4)	1,200	1,136
5.00%, 12/01/2033(4)	700	665
5.00%, 12/01/2036(4)	100	93
5.00%, 03/15/2046	2,220	2,271
New York State Environmental Facilities Corp.
3.13%, 12/01/2044(1)(4)	500	475
New York State Thruway Authority
4.00%, 01/01/2047	2,500	2,179
New York Transportation Development Corp.
2.25%, 08/01/2026	1,890	1,783
3.00%, 08/01/2031	205	177
4.00%, 10/01/2030	750	723
4.00%, 12/01/2039	100	90
4.00%, 12/01/2042	500	427
4.38%, 10/01/2045	1,425	1,238
5.00%, 08/01/2026	1,015	1,008
5.00%, 01/01/2027	3,500	3,534
5.00%, 08/01/2031	11,175	10,919
5.00%, 01/01/2034	500	503
5.00%, 12/01/2034	400	409
5.00%, 12/01/2034	1,395	1,455
5.00%, 10/01/2035	425	426
5.00%, 01/01/2036	1,830	1,817
5.00%, 12/01/2037	500	501
5.00%, 12/01/2039	885	880
5.00%, 10/01/2040	2,460	2,357
5.00%, 12/01/2040	560	553
5.00%, 07/01/2041	500	487
5.00%, 12/01/2041	560	550
5.00%, 12/01/2042	560	546
5.00%, 07/01/2046	1,500	1,426
5.25%, 08/01/2031	555	561
5.25%, 01/01/2050	500	490
5.38%, 08/01/2036	1,265	1,236
Niagara Area Development Corp.
4.75%, 11/01/2042(4)	1,000	836
Port Authority of New York & New Jersey
5.50%, 08/01/2052	1,000	1,041
Suffolk County Economic Development Corp.
5.38%, 11/01/2054(4)	615	469
Tompkins County Development Corp.
5.00%, 07/01/2034	160	157
Westchester County Local Development Corp.
5.00%, 01/01/2037	525	505
5.00%, 01/01/2041	500	467
5.00%, 11/01/2046	100	86
5.50%, 05/01/2042	1,065	1,056
Yonkers Economic Development Corp.
5.00%, 10/15/2039	315	285

Total New York		126,237

North Carolina – 1.79%
City of Charlotte NC Airport Revenue
4.00%, 07/01/2038	1,525	1,412
4.00%, 07/01/2039	1,670	1,534
4.00%, 07/01/2040	2,030	1,842
4.00%, 07/01/2041	1,500	1,347
Greater Asheville Regional Airport Authority
5.50%, 07/01/2047	3,950	4,076
North Carolina Housing Finance Agency
3.00%, 07/01/2051	930	876
5.00%, 07/01/2047	135	133
North Carolina Medical Care Commission
4.00%, 03/01/2036	160	130
4.00%, 03/01/2041	2,225	1,644
4.00%, 09/01/2041	75	59
4.00%, 03/01/2042	1,830	1,330
4.00%, 09/01/2047	1,065	789
4.00%, 03/01/2051	170	111
4.00%, 09/01/2051	65	47
4.70%, 07/01/2037	185	148
4.88%, 07/01/2040	915	709
5.00%, 10/01/2025	1,000	998
5.00%, 10/01/2025	1,120	1,110
5.00%, 10/01/2030	550	530
5.00%, 10/01/2030	2,100	1,999
5.00%, 01/01/2031	625	597
5.00%, 10/01/2031	3,070	2,976
5.00%, 09/01/2037	3,145	3,177
5.00%, 10/01/2037	355	321
5.00%, 01/01/2039	1,225	1,075
5.00%, 07/01/2039	1,110	974
5.00%, 10/01/2043	2,000	1,593
5.00%, 07/01/2045	300	222
5.00%, 10/01/2045	1,270	1,211
5.00%, 07/01/2047	80	58
5.00%, 07/01/2049	900	724
5.00%, 10/01/2050	500	405
5.25%, 10/01/2037	60	53
5.38%, 10/01/2045	1,800	1,490
North Carolina Turnpike Authority
4.00%, 01/01/2055	3,730	3,104
5.00%, 01/01/2027	530	546
5.00%, 01/01/2032	1,000	1,025
5.00%, 07/01/2047	385	377
5.00%, 07/01/2051	1,055	1,029
5.00%, 07/01/2054	585	567

Total North Carolina		42,348

North Dakota – 0.02%
County of Ward ND
5.00%, 06/01/2038	500	412
5.00%, 06/01/2043	50	39

Total North Dakota		451

Ohio – 4.48%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2033	425	391
4.00%, 11/15/2034	500	458
4.00%, 11/15/2036	2,000	1,748
4.00%, 11/15/2037	1,600	1,373
Buckeye Tobacco Settlement Financing Authority
0.00%, 06/01/2057	1,000	97
4.00%, 06/01/2048	300	253
5.00%, 06/01/2055	60,650	52,245
Cleveland-Cuyahoga County Port Authority
5.50%, 12/01/2043	240	230
5.50%, 12/01/2053	2,260	2,077
Columbus-Franklin County Finance Authority
5.00%, 12/01/2051	1,000	882
County of Cuyahoga OH
5.00%, 02/15/2042	5,355	5,051
5.00%, 02/15/2057	205	180
5.50%, 02/15/2052	3,145	2,974
5.50%, 02/15/2057	7,850	7,322
County of Hamilton OH
5.75%, 01/01/2053	400	384
County of Lucas OH
5.25%, 11/15/2048	2,090	1,649
County of Marion OH
5.00%, 12/01/2039	110	87
5.13%, 12/01/2049	700	515
County of Muskingum OH
5.00%, 02/15/2033	1,000	933
5.00%, 02/15/2044	340	292
5.00%, 02/15/2048	2,080	1,742
County of Warren OH
5.00%, 07/01/2039	800	785
County of Washington OH
6.75%, 12/01/2052	1,000	965
Franklin County Convention Facilities Authority
5.00%, 12/01/2044	3,165	2,733
5.00%, 12/01/2051	2,645	2,223

Ohio Air Quality Development Authority
2.88%, 02/01/2026	1,000	936
3.25%, 09/01/2029	2,585	2,377
4.00%, 09/01/2030(1)	10	10
4.50%, 01/15/2048(4)	2,135	1,911
5.00%, 07/01/2049(4)	11,470	9,632
Ohio Higher Educational Facility Commission
5.25%, 01/01/2047	500	480
5.25%, 01/01/2052	250	234
Southeastern Ohio Port Authority
5.50%, 12/01/2043	1,000	830
Southern Ohio Port Authority
6.25%, 12/01/2025(4)	1,000	700
State of Ohio
4.00%, 01/15/2038	70	64
4.00%, 01/15/2039	135	122
5.00%, 01/15/2050	1,170	1,125

Total Ohio		106,010

Oklahoma – 0.54%
Norman Regional Hospital Authority
4.00%, 09/01/2045	2,315	1,744
Oklahoma County Finance Authority
5.00%, 04/01/2033(2)(3)	70	34
5.13%, 04/01/2042(2)(3)	2,105	1,010
5.70%, 04/01/2025(2)(3)	335	161
5.75%, 04/01/2027(2)(3)	45	22
5.88%, 04/01/2030(2)(3)	230	110
6.00%, 04/01/2030(2)(3)	55	26
Oklahoma Development Finance Authority
5.25%, 08/15/2048	3,710	3,223
5.50%, 08/15/2052	250	224
5.50%, 08/15/2057	2,555	2,255
Tulsa Airports Improvement Trust
5.50%, 12/01/2035	745	746
Tulsa County Industrial Authority
5.00%, 11/15/2023	230	230
5.00%, 11/15/2029	400	400
5.25%, 11/15/2037	1,085	1,052
5.25%, 11/15/2045	1,595	1,475

Total Oklahoma		12,712

Oregon – 0.71%
Clackamas County Hospital Facility Authority
5.00%, 11/15/2032	35	34
5.00%, 11/15/2037	35	32
5.00%, 11/15/2047	95	80
5.00%, 11/15/2052	350	289
Hospital Facilities Authority of Multnomah County Oregon
4.00%, 12/01/2051	125	79
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200	203
5.00%, 09/01/2032	270	274
5.00%, 09/01/2046	1,000	955
Oregon State Facilities Authority
5.00%, 06/01/2030	2,775	2,910
5.00%, 06/01/2052	325	309
Port of Portland OR Airport Revenue
4.00%, 07/01/2040	5,800	5,261
Salem Hospital Facility Authority
4.00%, 05/15/2040	1,000	794
4.00%, 05/15/2047	475	345
4.00%, 05/15/2057	1,500	1,017
Yamhill County Hospital Authority
4.00%, 11/15/2026	20	19
5.00%, 11/15/2031	25	23
5.00%, 11/15/2036	30	26
5.00%, 11/15/2046	85	64
5.00%, 11/15/2046	1,540	1,154
5.00%, 11/15/2051	1,005	729
5.00%, 11/15/2051	1,100	797
5.00%, 11/15/2056	1,940	1,371

Total Oregon		16,765

Other Territory – 0.04%
Freddie Mac Multifamily ML Certificates
0.00%, 01/25/2040(1)	748	656
2.99%, 04/25/2043	350	267

Total Other Territory		923

Pennsylvania – 4.73%
Allegheny County Industrial Development Authority
4.88%, 11/01/2024	85	85
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2027(4)	1,050	1,054
5.00%, 05/01/2028	20	20
5.00%, 05/01/2030	25	25
5.00%, 05/01/2031	45	45
5.00%, 05/01/2032	75	76
5.00%, 05/01/2032(4)	2,260	2,271
5.00%, 05/01/2033	55	55
5.00%, 05/01/2033(4)	240	241
5.00%, 05/01/2034	50	50
5.00%, 05/01/2035	60	60

5.00%, 05/01/2036	850	841
5.00%, 05/01/2042(4)	2,675	2,485
5.00%, 05/01/2042	3,875	3,603
5.00%, 05/01/2042(4)	4,955	4,625
5.25%, 05/01/2042(4)	535	506
5.38%, 05/01/2042(4)	645	622
Berks County Industrial Development Authority
4.00%, 11/01/2047	340	193
5.00%, 05/15/2032	150	148
5.00%, 11/01/2047	100	57
Berks County Municipal Authority
4.50%, 11/01/2041	90	51
5.00%, 02/01/2040(1)	500	325
Bucks County Industrial Development Authority
4.00%, 07/01/2046	1,000	702
4.00%, 08/15/2050	250	199
4.00%, 07/01/2051	250	167
5.00%, 07/01/2028	500	486
5.00%, 07/01/2029	500	483
5.00%, 07/01/2030	675	649
5.00%, 07/01/2054	250	200
Butler County Hospital Authority
5.00%, 07/01/2035	570	517
5.00%, 07/01/2039	320	278
Chester County Industrial Development Authority
4.38%, 03/01/2028(4)	96	93
5.00%, 03/01/2038(4)	325	302
5.13%, 03/01/2048(4)	848	740
5.88%, 10/15/2047(4)	3,385	3,252
County of Luzerne PA
5.00%, 12/15/2029	750	777
Cumberland County Municipal Authority
3.00%, 01/01/2024	250	248
4.50%, 01/01/2036(4)	270	223
4.50%, 01/01/2040(4)	3,825	3,009
4.50%, 01/01/2041(4)	285	221
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100	1,119
Doylestown Hospital Authority
4.00%, 07/01/2045	75	77
4.00%, 07/01/2045	675	481
5.00%, 07/01/2049	240	258
5.00%, 07/01/2049	2,170	1,765
East Hempfield Township Industrial Development Authority
5.00%, 07/01/2030	55	56
5.00%, 07/01/2034	70	70
5.00%, 07/01/2035	70	71
5.00%, 07/01/2039	70	70
5.00%, 07/01/2046	105	106
5.00%, 07/01/2047	510	520
Franklin County Industrial Development Authority
5.00%, 12/01/2043	80	63
5.00%, 12/01/2048	90	68
5.00%, 12/01/2053	595	432
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2028	340	342
5.00%, 07/01/2030	850	852
5.00%, 07/01/2034	2,000	1,994
Lancaster County Hospital Authority
5.00%, 07/01/2031	560	518
5.00%, 07/01/2032	560	512
5.00%, 12/01/2032	250	222
5.00%, 07/01/2035	500	469
5.00%, 12/01/2037	820	682
5.00%, 07/01/2045	1,970	1,683
5.00%, 12/01/2047	2,010	1,507
5.25%, 07/01/2035	15	14
5.50%, 07/01/2045	70	62
Latrobe Industrial Development Authority
4.00%, 03/01/2037	450	374
4.00%, 03/01/2039	320	255
4.00%, 03/01/2040	500	392
4.00%, 03/01/2046	750	542
4.00%, 03/01/2051	800	551
Luzerne County Industrial Development Authority
5.00%, 12/15/2027	1,000	1,021
Montgomery County Higher Education & Health Authority
5.00%, 12/01/2037	240	222
5.00%, 09/01/2043	345	342
Montgomery County Industrial Development Authority
4.10%, 04/01/2053(1)	1,000	996
5.25%, 01/15/2036	2,500	2,540
5.25%, 01/01/2040	1,750	1,515
5.38%, 01/01/2050	960	781
Pennsylvania Economic Development Financing Authority
3.25%, 08/01/2039(4)	905	632
4.00%, 07/01/2033	500	465
4.13%, 08/01/2045(1)	1,300	1,299
5.00%, 12/31/2034	1,000	999

5.00%, 12/31/2038	4,750	4,572
5.25%, 07/01/2046	55	53
5.25%, 07/01/2049	150	142
5.25%, 06/30/2053	1,000	972
5.50%, 06/30/2040	270	281
5.50%, 06/30/2041	160	166
5.50%, 06/30/2043	160	165
5.50%, 11/01/2044(10)	595	582
5.75%, 06/30/2048	8,345	8,702
6.00%, 06/30/2061	4,715	4,971
9.00%, 04/01/2051(1)(4)	3,810	4,160
Pennsylvania Higher Education Assistance Agency
4.00%, 06/01/2044	150	136
Pennsylvania Higher Educational Facilities Authority
4.36% (3 Month LIBOR USD + 0.65%), 07/01/2039(5)	570	478
5.00%, 07/15/2038	165	160
Pennsylvania Housing Finance Agency
5.75%, 10/01/2053	3,595	3,721
Pennsylvania Turnpike Commission
4.00%, 12/01/2045	2,000	1,742
4.00%, 12/01/2046	2,000	1,731
4.00%, 12/01/2050	250	213
5.25%, 12/01/2052	1,585	1,640
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
4.00%, 12/01/2051	3,995	3,445
Philadelphia Authority for Industrial Development
4.00%, 06/01/2031	665	611
4.00%, 06/01/2041	750	591
4.00%, 06/01/2051	800	566
4.00%, 06/01/2056	850	585
5.00%, 07/01/2031	205	185
5.00%, 07/01/2032	600	534
5.00%, 07/01/2037	365	306
5.00%, 06/15/2039	500	454
5.00%, 06/15/2040(4)	900	835
5.00%, 08/01/2040	620	571
5.00%, 07/01/2042	145	115
5.00%, 07/01/2049	245	185
5.00%, 06/15/2050	1,375	1,150
5.00%, 06/15/2050(4)	1,700	1,477
5.00%, 08/01/2050	1,050	911
5.25%, 11/01/2052	3,030	3,037
School District of Philadelphia
4.00%, 09/01/2036	910	835
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,000	975
5.00%, 01/01/2038	3,125	2,950
Tower Health
4.45%, 02/01/2050	500	223

Total Pennsylvania		112,051

Puerto Rico – 9.54%
Commonwealth of Puerto Rico
0.00%, 07/01/2024	457	441
0.00%, 07/01/2033	3,596	2,119
0.00%, 11/01/2043(1)	8,730	4,528
0.00%, 11/01/2051(1)	12,815	6,584
4.00%, 07/01/2033	5,888	5,277
4.00%, 07/01/2035	3,881	3,373
4.00%, 07/01/2037	6,234	5,233
4.00%, 07/01/2041	3,932	3,162
4.00%, 07/01/2046	1,500	1,156
5.38%, 07/01/2025	15,968	16,130
5.63%, 07/01/2027	4,280	4,392
5.63%, 07/01/2029	2,435	2,516
5.75%, 07/01/2031	7,451	7,781
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2042(4)	2,320	1,928
4.00%, 07/01/2042(4)	4,960	4,122
4.00%, 07/01/2042(4)	5,880	4,886
4.00%, 07/01/2047(4)	895	713
4.00%, 07/01/2047(4)	1,200	956
5.00%, 07/01/2027(4)	1,070	1,077
5.00%, 07/01/2029(4)	1,660	1,664
5.00%, 07/01/2029(4)	3,395	3,403
5.00%, 07/01/2030(4)	16,360	16,311
5.00%, 07/01/2033(4)	475	470
5.00%, 07/01/2033(4)	5,620	5,563
5.00%, 07/01/2035(4)	9,315	9,112
5.00%, 07/01/2037(4)	580	558
5.00%, 07/01/2037(4)	1,145	1,099
5.00%, 07/01/2037(4)	6,215	5,967
5.00%, 07/01/2047(4)	7,910	7,339
6.13%, 07/01/2024	105	106
Puerto Rico Electric Power Authority
3.70%, 07/01/2050(2)(3)	30	8
4.75%, 07/01/2033	165	159
5.00%, 07/01/2024(2)(3)	570	143
5.00%, 07/01/2025(2)(3)	75	19
5.00%, 07/01/2026(2)(3)	125	31

5.00%, 07/01/2027(2)(3)	25	6
5.00%, 07/01/2027(2)(3)	35	9
5.00%, 07/01/2028(2)(3)	45	11
5.00%, 07/01/2028(2)(3)	170	43
5.00%, 07/01/2029(2)(3)	755	189
5.00%, 07/01/2032(2)(3)	815	204
5.00%, 07/01/2037(2)(3)	1,240	310
5.00%, 07/01/2042(2)(3)	110	28
5.00%, 07/01/2050(2)(3)	15	4
5.00%, 07/01/2050(2)(3)	40	10
5.00%, 07/01/2050(2)(3)	140	35
5.00%, 07/01/2050(2)(3)	250	63
5.05%, 07/01/2042(2)(3)	130	33
5.25%, 07/01/2024(2)(3)	125	31
5.25%, 07/01/2024(2)(3)	3,530	883
5.25%, 07/01/2026(2)(3)	105	26
5.25%, 07/01/2026(2)(3)	135	34
5.25%, 07/01/2026(2)(3)	965	241
5.25%, 07/01/2027(2)(3)	215	54
5.25%, 07/01/2027(2)(3)	410	103
5.25%, 07/01/2027(2)(3)	415	104
5.25%, 07/01/2028(2)(3)	295	74
5.25%, 07/01/2029(2)(3)	340	85
5.25%, 07/01/2033(2)(3)	135	34
5.25%, 07/01/2035(2)(3)	300	75
5.25%, 07/01/2040(2)(3)	4,145	1,036
5.25%, 07/01/2050(2)(3)	395	99
5.50%, 07/01/2038(2)(3)	4,340	1,085
5.50%, 07/01/2051(2)(3)	40	10
5.75%, 07/01/2036(2)(3)	1,400	350
6.75%, 07/01/2036(2)(3)	2,265	566
7.25%, 07/01/2030(2)(3)	265	66
Puerto Rico Highway & Transportation Authority
0.00%, 07/01/2053	20,925	12,947
5.00%, 07/01/2062	7,125	6,804
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
5.00%, 07/01/2030	500	516
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2027	912	777
0.00%, 07/01/2029	3,394	2,639
0.00%, 07/01/2031	7,092	5,024
0.00%, 07/01/2033	5,431	3,480
0.00%, 07/01/2046	48,636	12,537
0.00%, 07/01/2051	8,317	1,541
4.33%, 07/01/2040	1,232	1,103
4.33%, 07/01/2040	6,867	6,151
4.54%, 07/01/2053	205	175
4.55%, 07/01/2040	1,442	1,327
4.75%, 07/01/2053	10,715	9,473
4.78%, 07/01/2058	13,772	12,021
5.00%, 07/01/2058	16,430	14,861
University of Puerto Rico
5.00%, 06/01/2024	355	353
5.00%, 06/01/2025	150	148
5.00%, 06/01/2026	100	98
5.00%, 06/01/2030	35	34
5.00%, 06/01/2036	20	19

Total Puerto Rico		226,255

Rhode Island – 0.02%
Central Falls Detention Facility Corp.
7.25%, 07/15/2035(2)(3)(10)	855	154
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2036	340	300

Total Rhode Island		454

South Carolina – 1.07%
Connector 2000 Association, Inc.
0.00%, 01/01/2032(10)	1,164	426
0.00%, 01/01/2032	4,844	2,566
0.00%, 01/01/2042	8,410	1,958
0.00%, 07/22/2051(10)	180	5
0.00%, 07/22/2051(10)	1,510	91
0.00%, 07/22/2051	30,099	3,223
Patriots Energy Group Financing Agency
5.25%, 10/01/2054(1)	400	403
South Carolina Jobs-Economic Development Authority
4.00%, 04/01/2033(1)	1,730	1,714
5.00%, 05/01/2037	500	419
5.00%, 05/01/2042	500	391
5.00%, 11/15/2042	585	503
5.00%, 05/01/2043	4,675	4,518
5.00%, 04/01/2047	2,000	1,596
5.00%, 04/01/2052	1,750	1,354
5.00%, 11/15/2054	1,000	798
5.75%, 11/15/2029	1,000	932
6.00%, 02/01/2035(2)(3)(4)	955	96
6.25%, 02/01/2045(2)(3)(4)	1,860	186
8.00%, 12/06/2029(2)(3)	135	108
South Carolina Public Service Authority
5.00%, 12/01/2037	400	400

5.25%, 12/01/2055	910	902
5.50%, 12/01/2054	555	552
5.75%, 12/01/2043	2,000	2,006
South Carolina State Housing Finance & Development Authority
6.00%, 01/01/2054	200	211

Total South Carolina		25,358

South Dakota – 0.19%
City of Sioux Falls SD
5.00%, 11/01/2028	100	97
5.00%, 11/01/2030	105	100
5.00%, 11/01/2032	95	89
5.00%, 11/01/2042	885	742
County of Lincoln SD
4.00%, 08/01/2051	2,060	1,531
South Dakota Health & Educational Facilities Authority
5.00%, 11/01/2045	1,500	1,440
South Dakota Housing Development Authority
4.00%, 11/01/2047	390	384

Total South Dakota		4,383

Tennessee – 1.10%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037(2)(3)	1,240	285
Chattanooga Health Educational & Housing Facility Board
5.00%, 10/01/2030	500	505
5.00%, 10/01/2032	1,215	1,226
5.00%, 10/01/2035	2,445	2,459
Clarksville Public Building Authority
4.37%, 01/01/2033(1)	2,000	2,000
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2035	1,275	1,295
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027(2)(3)	540	454
5.50%, 07/01/2037(2)(3)	1,600	1,069
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.25%, 05/01/2053	2,500	2,537
Metropolitan Government Nashville & Davidson County Industrial Development Board
0.00%, 06/01/2043(4)	250	80
Metropolitan Nashville Airport Authority
5.50%, 07/01/2052	2,050	2,105
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(4)	360	354
5.13%, 06/01/2036(4)	3,290	3,213
Shelby County Health Educational & Housing Facilities Board
5.00%, 12/01/2034	35	32
5.00%, 09/01/2037(4)	1,590	1,295
5.25%, 12/01/2044	80	69
5.25%, 12/01/2049	230	194
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2027	2,725	2,687
5.00%, 05/01/2052(1)	3,310	3,280
5.25%, 09/01/2026	810	812

Total Tennessee		25,951

Texas – 5.86%
Arlington Higher Education Finance Corp.
4.00%, 08/15/2041	1,220	943
5.00%, 12/01/2036	1,405	1,366
5.00%, 08/15/2041	300	254
Austin Convention Enterprises, Inc.
5.00%, 01/01/2025	1,150	1,136
5.00%, 01/01/2027	400	390
5.00%, 01/01/2028	575	559
5.00%, 01/01/2028	1,630	1,626
5.00%, 01/01/2029	555	537
5.00%, 01/01/2029	1,045	1,044
5.00%, 01/01/2030	140	140
5.00%, 01/01/2030	720	692
5.00%, 01/01/2031	200	199
5.00%, 01/01/2032	155	147
5.00%, 01/01/2032	1,925	1,917
5.00%, 01/01/2033	210	209
5.00%, 01/01/2034	240	239
5.00%, 01/01/2034	1,215	1,149
Baytown Municipal Development District
4.00%, 10/01/2050	470	346
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.00%, 12/01/2028	95	91
5.00%, 12/01/2030	115	107
5.00%, 12/01/2040	200	173
5.00%, 12/01/2045	740	614
5.25%, 12/01/2035	665	619
Brazoria County Industrial Development Corp.
10.00%, 06/01/2042(1)(4)	250	235
12.00%, 06/01/2043(4)	500	486
Brazos Higher Education Authority, Inc.
3.00%, 04/01/2040	500	375
Central Texas Regional Mobility Authority
5.00%, 01/01/2034	35	37
5.00%, 01/01/2035	600	631
5.00%, 01/01/2036	600	626

5.00%, 01/01/2037	605	626
5.00%, 01/01/2039	10	10
5.00%, 01/01/2046	270	271
Central Texas Turnpike System
5.00%, 08/15/2037	2,500	2,453
5.00%, 08/15/2042	1,400	1,319
City of Austin TX Airport System Revenue
5.00%, 11/15/2041	35	35
5.00%, 11/15/2043	80	80
5.25%, 11/15/2047	2,160	2,188
City of Houston TX Airport System Revenue
4.00%, 07/01/2041	3,590	2,976
4.00%, 07/15/2041	6,340	5,255
4.75%, 07/01/2024	790	788
5.00%, 07/01/2027	1,625	1,616
5.00%, 07/15/2027	2,325	2,312
5.00%, 07/15/2030	480	471
5.00%, 07/15/2035	1,450	1,406
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2048	195	197
Clifton Higher Education Finance Corp.
6.13%, 08/15/2048	7,835	7,584
6.25%, 06/15/2053(4)	350	333
Conroe Local Government Corp.
3.50%, 10/01/2031(4)	20	16
4.00%, 10/01/2050	660	473
5.00%, 10/01/2050(4)	370	275
Cypress-Fairbanks Independent School District
4.00%, 02/15/2048	250	222
Dallas Fort Worth International Airport
5.00%, 11/01/2032	1,600	1,600
5.25%, 11/01/2026	500	500
Fort Bend County Industrial Development Corp.
4.75%, 11/01/2042	840	746
Gulf Coast Industrial Development Authority
4.88%, 05/01/2025	7,445	7,381
Harris County Cultural Education Facilities Finance Corp.
5.00%, 01/01/2038	35	29
5.00%, 01/01/2043	215	172
Hidalgo County Regional Mobility Authority
4.00%, 12/01/2038	115	102
4.00%, 12/01/2039	70	62
4.00%, 12/01/2040	70	61
4.00%, 12/01/2041	70	60
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	1,250	1,243
Lower Colorado River Authority
6.00%, 05/15/2052	1,825	1,984
Mission Economic Development Corp.
4.13%, 05/01/2050(6)	750	750
4.25%, 05/01/2046(1)	750	749
4.63%, 10/01/2031(4)	10,210	9,772
Montgomery County Toll Road Authority
5.00%, 09/15/2032	85	85
5.00%, 09/15/2033	310	311
5.00%, 09/15/2034	95	95
5.00%, 09/15/2035	1,185	1,186
5.00%, 09/15/2036	170	168
5.00%, 09/15/2037	1,245	1,213
5.00%, 09/15/2038	215	207
5.00%, 09/15/2043	645	600
5.00%, 09/15/2048	1,335	1,213
New Hope Cultural Education Facilities Finance Corp.
2.00%, 11/15/2061(1)	475	182
3.38%, 08/15/2029(4)	250	222
4.00%, 11/01/2055	250	185
5.00%, 04/01/2029	1,395	1,364
5.00%, 04/01/2030	35	36
5.00%, 04/01/2031	335	344
5.00%, 10/01/2031	230	213
5.00%, 11/01/2031	1,750	1,756
5.00%, 10/01/2032	30	27
5.00%, 10/01/2033	70	63
5.00%, 04/01/2034	475	477
5.00%, 10/01/2034	255	227
5.00%, 04/01/2035	105	107
5.00%, 07/01/2035	2,100	1,906
5.00%, 04/01/2036	820	841
5.00%, 11/15/2036	35	36
5.00%, 04/01/2037	1,425	1,486
5.00%, 01/01/2039	250	195
5.00%, 10/01/2039	350	286
5.00%, 07/01/2040	4,000	3,393
5.00%, 11/01/2040	1,100	1,047
5.00%, 04/01/2042	135	141
5.00%, 04/01/2046	210	194
5.00%, 04/01/2046	1,060	909
5.00%, 11/15/2046	105	108
5.00%, 04/01/2047	410	416

5.00%, 07/01/2047	1,075	976
5.00%, 04/01/2048	1,250	1,282
5.00%, 08/15/2049(4)	250	213
5.00%, 07/01/2057	680	519
5.00%, 07/01/2058	475	441
5.25%, 10/01/2049	1,020	776
5.38%, 11/15/2036	35	30
5.50%, 11/15/2046	70	55
5.50%, 11/15/2052	320	242
5.50%, 07/01/2054	305	222
North Texas Tollway Authority
4.25%, 01/01/2049	500	437
5.00%, 01/01/2033	3,150	3,168
5.00%, 01/01/2039	170	171
Port Beaumont Navigation District
2.88%, 01/01/2041(4)	1,000	621
3.00%, 01/01/2050(4)	170	93
3.63%, 01/01/2035(4)	140	108
4.00%, 01/01/2050(4)	1,295	869
San Antonio Water System
5.00%, 05/15/2050	250	253
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2035(2)(3)(8)	855	0
5.00%, 11/15/2035	1,750	1,621
5.00%, 11/15/2037	170	159
5.00%, 11/15/2040	265	243
5.00%, 11/15/2040	1,800	1,588
5.00%, 11/15/2045(2)(3)(8)	1,588	0
5.00%, 11/15/2046	1,900	1,682
5.25%, 11/15/2047(2)(3)(8)	111	0
5.75%, 12/01/2054(2)(3)	1,036	673
Texas City Independent School District
4.00%, 08/15/2053	255	219
Texas Municipal Gas Acquisition & Supply Corp.
I 6.25%, 12/15/2026	2,210	2,256
Texas Private Activity Bond Surface Transportation Corp.
5.00%, 12/31/2034	3,000	3,106
5.00%, 12/31/2050	5,410	5,087
5.00%, 12/31/2055	3,030	2,817
5.00%, 06/30/2058	9,865	9,397
5.50%, 12/31/2058	1,875	1,909
Texas Transportation Commission State Highway 249 System
5.00%, 08/01/2057	3,680	3,353

Total Texas		138,829

Utah – 0.82%
Mida Mountain Village Public Infrastructure District
4.00%, 08/01/2024(4)	1,120	1,108
4.00%, 08/01/2027(4)	885	843
4.00%, 08/01/2031(4)	1,000	898
4.00%, 08/01/2050(4)	750	529
Military Installation Development Authority
4.00%, 06/01/2041	200	149
4.00%, 06/01/2041	1,415	1,050
4.00%, 06/01/2052	4,145	2,809
Salt Lake City UT Airport Revenue
5.00%, 07/01/2043	235	231
5.00%, 07/01/2046	395	391
5.00%, 07/01/2047	5,000	4,904
5.25%, 07/01/2048	3,000	3,019
UIPA Crossroads Public Infrastructure District
4.38%, 06/01/2052(4)	4,365	3,501

Total Utah		19,432

Vermont – 0.04%
Vermont Economic Development Authority
4.00%, 05/01/2045	1,000	746
Vermont Student Assistance Corp.
4.00%, 06/15/2041	230	205

Total Vermont		951

Virgin Islands – 0.22%
Matching Fund Special Purpose Securitization Corp.
5.00%, 10/01/2028	535	535
5.00%, 10/01/2030	275	274
5.00%, 10/01/2039	1,500	1,443
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000	3,000

Total Virgin Islands		5,252

Virginia – 4.18%
Chesapeake Bay Bridge & Tunnel District
5.00%, 11/01/2023	1,700	1,701
5.00%, 07/01/2046	5,610	5,644
5.00%, 07/01/2051	1,670	1,677
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
4.88%, 07/15/2040	510	502
County of Botetourt VA
6.00%, 07/01/2034	1,995	2,003
Fairfax County Economic Development Authority
5.00%, 12/01/2032	110	110
5.00%, 12/01/2042	1,480	1,482
5.00%, 12/01/2047	135	135

Fairfax County Industrial Development Authority
5.00%, 05/15/2044	975	976
Farmville Industrial Development Authority
5.00%, 01/01/2032	1,000	992
5.00%, 01/01/2048	500	430
5.00%, 01/01/2050	1,000	852
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500	501
Hanover County Economic Development Authority
4.00%, 07/01/2040(4)	2,000	1,456
4.00%, 07/01/2047(4)	2,000	1,310
Henrico County Economic Development Authority
5.00%, 10/01/2047	1,185	1,117
James City County Economic Development Authority
4.00%, 12/01/2050	1,000	720
Lynchburg Economic Development Authority
3.00%, 01/01/2051	250	159
4.00%, 01/01/2055	345	282
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	800	778
5.00%, 01/01/2035	275	242
5.00%, 01/01/2046	590	452
5.00%, 01/01/2049	720	539
5.38%, 01/01/2035	425	386
5.38%, 01/01/2046	290	234
Stafford County Economic Development Authority
5.00%, 06/15/2033	70	71
5.00%, 06/15/2035	90	91
Tobacco Settlement Financing Corp.
0.00%, 06/01/2047	4,835	1,156
5.00%, 06/01/2047	11,005	9,725
Virginia College Building Authority
4.50%, 11/01/2036(1)	500	500
5.00%, 07/01/2024(4)	100	100
5.00%, 07/01/2025(4)	100	99
5.00%, 07/01/2030(4)	820	805
5.00%, 07/01/2045(4)	710	625
5.00%, 07/01/2045(4)	3,905	3,438
5.25%, 07/01/2030(4)	100	100
5.25%, 07/01/2035(4)	1,120	1,094
Virginia Housing Development Authority
5.25%, 11/01/2057	1,350	1,340
Virginia Small Business Financing Authority
4.00%, 01/01/2036	2,000	1,826
4.00%, 01/01/2037	1,515	1,374
4.00%, 01/01/2038	330	298
4.00%, 01/01/2039	6,770	6,067
4.00%, 01/01/2040	2,750	2,454
4.00%, 01/01/2040	5,965	5,317
4.00%, 01/01/2041	185	163
4.00%, 01/01/2042	90	78
4.00%, 01/01/2045	250	200
4.00%, 01/01/2048	9,475	7,870
5.00%, 07/01/2035	305	316
5.00%, 01/01/2036	70	72
5.00%, 07/01/2037	160	163
5.00%, 12/31/2047	100	96
5.00%, 12/31/2047	5,025	4,832
5.00%, 01/01/2048(1)(4)	500	444
5.00%, 12/31/2049	4,050	3,862
5.00%, 12/31/2052	10,465	9,912
5.00%, 12/31/2056	8,315	7,815
5.00%, 12/31/2057	2,255	2,113

Total Virginia		99,096

Washington – 0.68%
Adams County Public Hospital District No
2 5.13%, 12/01/2044	1,180	1,083
Kalispel Tribe of Indians
5.00%, 01/01/2032(4)	1,125	1,149
Port of Seattle WA
5.00%, 08/01/2042	150	151
Washington Health Care Facilities Authority
5.00%, 12/01/2036	125	130
Washington Higher Education Facilities Authority
4.00%, 05/01/2045	1,000	845
4.00%, 05/01/2050	950	778
Washington State Convention Center Public Facilities District
3.00%, 07/01/2034	375	318
3.00%, 07/01/2048	115	75
3.00%, 07/01/2058	225	140
3.00%, 07/01/2058	930	565
4.00%, 07/01/2031	2,510	2,309
4.00%, 07/01/2058	100	78
5.00%, 07/01/2033	100	102
5.00%, 07/01/2048	200	193
Washington State Housing Finance Commission
3.38%, 04/20/2037	950	764
3.50%, 12/20/2035	3,086	2,666
4.00%, 07/01/2026(4)	510	481

5.00%, 07/01/2031(4)	1,000	911
5.00%, 01/01/2046(4)	220	166
5.00%, 07/01/2048(4)	145	113
5.00%, 07/01/2048(4)	195	135
5.00%, 01/01/2051(4)	455	329

5.00%, 07/01/2053(4)	480	323
5.00%, 01/01/2055(4)	3,200	2,266

Total Washington		16,070

West Virginia – 0.32%
Monongalia County Commission Excise Tax District
4.13%, 06/01/2043(4)	860	726
4.88%, 06/01/2043(4)	350	320
5.50%, 06/01/2037(4)	365	368
5.75%, 06/01/2043(4)	365	369
West Virginia Economic Development Authority
4.70%, 04/01/2036(1)	2,150	2,129
5.00%, 07/01/2045(1)	3,635	3,620

Total West Virginia		7,532

Wisconsin – 2.44%
Public Finance Authority
4.00%, 06/15/2029(4)	55	50
4.00%, 07/01/2030(4)	25	22
4.00%, 04/01/2032(4)	110	101
4.00%, 08/01/2035(10)	7,810	6,566
4.00%, 07/01/2041	1,315	937
4.00%, 12/01/2041	500	391
4.00%, 01/01/2042	325	267
4.00%, 04/01/2042(4)	1,600	1,259
4.00%, 07/01/2046	1,125	833
4.00%, 06/01/2051(4)	715	479
4.00%, 07/01/2051	250	177
4.00%, 07/01/2051(4)	340	249
4.00%, 09/30/2051	1,000	735
4.00%, 04/01/2052(4)	1,350	962
4.00%, 06/01/2056(4)	2,650	1,655
4.00%, 07/01/2061(4)	1,280	885
4.05%, 11/01/2030	170	161
4.25%, 07/01/2054	4,525	2,918
4.30%, 11/01/2030	3,105	2,996
5.00%, 12/01/2025	1,405	1,415
5.00%, 09/01/2030(4)	55	51
5.00%, 06/15/2034	500	492
5.00%, 06/01/2037(4)	435	387
5.00%, 06/15/2037(4)	1,130	1,003
5.00%, 07/01/2037	880	838
5.00%, 09/01/2038(4)	115	97
5.00%, 06/15/2039(4)	70	60
5.00%, 06/15/2039(4)	410	368
5.00%, 06/15/2039	500	464
5.00%, 04/01/2040(4)	400	371
5.00%, 07/01/2040(4)	650	551
5.00%, 11/15/2041	445	424
5.00%, 10/01/2043(4)	155	130
5.00%, 07/01/2047	135	119
5.00%, 10/01/2048(4)	1,735	1,403
5.00%, 06/15/2049(4)	420	352
5.00%, 06/15/2049(4)	870	684
5.00%, 06/15/2049	1,100	957
5.00%, 04/01/2050(4)	100	108
5.00%, 04/01/2050(4)	450	390
5.00%, 06/01/2050(4)	750	608
5.00%, 02/01/2052	2,155	1,904
5.00%, 06/01/2052(4)	1,235	948
5.00%, 07/01/2052	290	249
5.00%, 10/01/2053(4)	915	722
5.00%, 06/15/2054(4)	455	373
5.00%, 07/01/2055(4)	650	494
5.00%, 01/01/2056(4)	555	410
5.00%, 05/01/2060(4)	5,245	4,269
5.00%, 02/01/2062	290	249
5.13%, 06/15/2047(4)	180	146
5.25%, 05/15/2037(4)	485	455
5.25%, 07/01/2042	1,405	1,460
5.25%, 05/15/2047(4)	835	732
5.25%, 05/15/2052(4)	155	132
5.25%, 07/01/2061(4)	565	428
5.38%, 07/01/2047	2,135	2,215
5.75%, 07/01/2053(4)	385	373
5.75%, 07/01/2063(4)	2,700	2,555
6.25%, 11/15/2029	250	245
6.25%, 06/15/2053(4)	1,930	1,793
6.63%, 07/01/2053(4)	500	485
9.00%, 05/01/2071(4)	2,425	2,422
Wisconsin Health & Educational Facilities Authority
3.00%, 12/01/2031	100	81
4.00%, 09/15/2036	55	46
4.00%, 09/15/2041	50	39
4.00%, 09/15/2041	1,010	784
4.00%, 09/15/2045	45	33
4.00%, 09/15/2045	950	700
5.00%, 06/01/2037	75	66
5.00%, 06/01/2041	115	96

Total Wisconsin		57,819

Total Municipal Bonds (Cost: $2,456,630)		2,321,321

	Shares (000s)	Value (000s)
COMMON STOCKS – 0.00%(7)
Basic Materials – 0.00%(7)
Ingevity Corp.(3)(8)	0	3

Total Basic Materials		3

Consumer, Cyclical – 0.00%(7)
United Airlines Holdings, Inc.(3)(8)	0	1

Total Consumer, Cyclical		1

Industrials – 0.00%(7)
Westrock Co.(8)	0	15

Total Industrials		15

Total Common Stocks (Cost: $19)		19

SHORT-TERM INVESTMENTS – 0.49%
Money Market Funds – 0.22%
Fidelity Institutional Money Market Government Fund - Class I, 5.27%(9)	5,179	5,179

Total Money Market Funds (Cost: $5,179)		5,179

	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills – 0.21%
U.S. Treasury Bill, 0.00%, 10/05/2023	$5,000	4,998

Total U.S. Treasury Bills (Cost: $4,997)		4,998

Time Deposits – 0.06%
Citibank, New York, 4.83% due 10/02/2023	370	370
Sumitomo Trust Bank, London, 4.83% due 10/02/2023	987	987

Total Time Deposits (Cost: $1,357)		1,357

Total Short-Term Investments (Cost: $11,533)		11,534

TOTAL INVESTMENTS IN SECURITIES – 98.51%
(Cost: $2,468,182)		2,332,874

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.49%		35,320

TOTAL NET ASSETS – 100.00%		$2,368,194

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of September 30, 2023.

(2)	Security in default as of September 30, 2023. The value of these securities totals $16,266, which represents 0.69% of total net assets.

(3)	Non-income producing security.

(4)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $434,942, which represents 18.37% of total net assets.

(5)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2023.

(6)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of September 30, 2023.

(7)	Amount calculated is less than 0.005%.

(8)	A zero balance may reflect actual amounts rounding to less than one thousand.

(9)	Represents annualized seven-day yield as of the close of the reporting period.

(10)	Security that is restricted at September 30, 2023. The value of the restricted securities totals $9,225, which represents 0.39% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
101	U.S. 5 Year Note Future	Dec. 2023	$10,653	$10,641	$(12)

					$(12)

MUNICIPAL BONDS	Percentages of Net Assets
Education	7.78%
General Obligation	7.05%
General Revenue	39.81%
Healthcare	16.93%
Housing	6.30%
Transportation	15.06%
Utilities	5.09%

Total Municipal Bonds	98.02%

COMMON STOCKS
Basic Materials	0.00	%(1)
Consumer, Cyclical	0.00	%(1)
Industrials	0.00	%(1)

Total Common Stocks	0.00	%(1)

SHORT-TERM INVESTMENTS	0.49%

TOTAL INVESTMENTS	98.51%
OTHER ASSETS IN EXCESS OF LIABILITIES	1.49%

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Growth Fund

Schedule of Investments

September 30, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.39%
Communication Services – 9.01%
Alphabet, Inc. – Class A(1)	5,847	$765,089
Alphabet, Inc. – Class C(1)	3,439	453,461
Cable One, Inc.(2)	0	27
Charter Communications, Inc. – Class A(1)	11	4,829
Iridium Communications, Inc.	13	579
Liberty Broadband Corp. – Class A(1)(2)	0	34
Liberty Broadband Corp. – Class C(1)	3	240
Live Nation Entertainment, Inc.(1)	4	320
Match Group, Inc.(1)	27	1,063
Meta Platforms, Inc. – Class A(1)	1,144	343,436
Netflix, Inc.(1)	836	315,646
Nexstar Media Group, Inc. – Class A	1	184
Pinterest, Inc. – Class A(1)	64	1,725
Playtika Holding Corp.(1)	2	21
ROBLOX Corp. – Class A(1)	49	1,406
Roku, Inc. – Class A(1)	2	118
Spotify Technology SA(1)	15	2,322
TKO Group Holdings, Inc.	5	393
Trade Desk, Inc. – Class A(1)	400	31,294
Walt Disney Co.(1)	750	60,762
ZoomInfo Technologies, Inc. – Class A(1)	18	288

Total Communication Services		1,983,237

Consumer Discretionary – 14.96%
Airbnb, Inc. – Class A(1)	492	67,478
Amazon.com, Inc.(1)	10,668	1,356,065
Aptiv Plc(1)	546	53,830
AutoZone, Inc.(1)	2	4,120
Best Buy Co., Inc.	3	202
Booking Holdings, Inc.(1)	4	12,271
Bright Horizons Family Solutions, Inc.(1)	1	63
Brunswick Corp.	1	49
Burlington Stores, Inc.(1)	7	933
Caesars Entertainment, Inc.(1)	9	425
CarMax, Inc.(1)	1	68
Chipotle Mexican Grill, Inc. – Class A(1)	18	32,237
Choice Hotels International, Inc.	3	404
Churchill Downs, Inc.	8	881
Coupang, Inc. – Class A(1)	118	2,004
Crocs, Inc.(1)	7	585
Darden Restaurants, Inc.	6	858
Deckers Outdoor Corp.(1)	3	1,446
Domino’s Pizza, Inc.	4	1,439
DoorDash, Inc. – Class A(1)	25	2,004
DraftKings, Inc. – Class A(1)	45	1,320
eBay, Inc.	4	159
Etsy, Inc.(1)	8	485
Expedia Group, Inc.(1)	11	1,159
Five Below, Inc.(1)	6	943
Floor & Decor Holdings, Inc. – Class A(1)	11	1,009
Grand Canyon Education, Inc.(1)	1	108
H&R Block, Inc.	11	461
Hilton Worldwide Holdings, Inc.	13	1,906
Home Depot, Inc.	567	171,467
Las Vegas Sands Corp.	33	1,524
Lowe’s Companies, Inc.	46	9,581
Lululemon Athletica, Inc.(1)	227	87,455
LVMH Moet Hennessy Louis Vuitton SE	130	98,049
Marriott International, Inc. – Class A	272	53,464
McDonald’s Corp.	664	174,804
MercadoLibre, Inc.(1)	122	154,295
Mobileye Global, Inc. – Class A(1)	1,068	44,376
Murphy USA, Inc.	2	697
NIKE, Inc. – Class B	1,090	104,232
Norwegian Cruise Line Holdings Ltd.(1)	11	183
NVR, Inc.(1)(2)	0	173
Ollie’s Bargain Outlet Holdings, Inc.(1)	2	167
O’Reilly Automotive, Inc.(1)	5	4,941
Peloton Interactive, Inc. – Class A(1)	34	170
Planet Fitness, Inc. – Class A(1)	4	218
Polaris, Inc.	1	54
Pool Corp.	4	1,458
RH(1)(2)	0	77
Ross Stores, Inc.	34	3,804
Royal Caribbean Cruises Ltd.(1)	8	708
Service Corp. International	6	337
Skechers USA, Inc. – Class A(1)	1	52
Starbucks Corp.	2,538	231,625
Tapestry, Inc.	2	47
Tempur Sealy International, Inc.	4	160
Tesla, Inc.(1)	1,169	292,493
Texas Roadhouse, Inc. – Class A	7	701
TJX Companies, Inc.	124	10,978
TopBuild Corp.(1)(2)	0	57
Tractor Supply Co.	12	2,392
Travel + Leisure Co.	4	135
Ulta Beauty, Inc.(1)	43	17,264

Vail Resorts, Inc.(2)	0	96
Valvoline, Inc.	5	158
Victoria’s Secret & Co.(1)	4	63
Wayfair, Inc. – Class A(1)	3	190
Wendy’s Co.	18	374
Williams-Sonoma, Inc.	1	143
Wingstop, Inc.	3	587
Wyndham Hotels & Resorts, Inc.	1	45
Wynn Resorts Ltd.	1	64
YETI Holdings, Inc.(1)	9	457
Yum! Brands, Inc.	2,224	277,878

Total Consumer Discretionary		3,293,105

Consumer Staples – 3.72%
Albertsons Companies, Inc. – Class A	4	89
BJ’s Wholesale Club Holdings, Inc.(1)	5	358
Boston Beer Co., Inc. – Class A(1)	1	357
Brown-Forman Corp. – Class A	4	247
Brown-Forman Corp. – Class B	16	896
Casey’s General Stores, Inc.	1	159
Celsius Holdings, Inc.(1)	5	887
Church & Dwight Co., Inc.	23	2,143
Clorox Co.	13	1,747
Coca-Cola Co.	2,737	153,203
Constellation Brands, Inc. – Class A	2	419
Costco Wholesale Corp.	225	127,278
Dollar General Corp.	24	2,490
Estee Lauder Companies, Inc. – Class A	534	77,227
Freshpet, Inc.(1)	1	90
Hershey Co.	12	2,342
Kenvue, Inc.	1,798	36,097
Kimberly-Clark Corp.	34	4,116
Lamb Weston Holdings, Inc.	15	1,354
L’Oreal SA	109	45,223
Mondelez International, Inc. – Class A	1,206	83,688
Monster Beverage Corp.(1)	80	4,233
PepsiCo, Inc.	102	17,298
Performance Food Group Co.(1)	8	462
Procter & Gamble Co.	1,130	164,860
Sysco Corp.	1,306	86,285
Target Corp.	49	5,451

Total Consumer Staples		818,999

Energy – 2.21%
Antero Midstream Corp.	12	148
APA Corp.	29	1,209
Cheniere Energy, Inc.	26	4,314
Chevron Corp.	1,257	211,886
ConocoPhillips	1,683	201,617
Halliburton Co.	20	798
Hess Corp.	17	2,542
New Fortress Energy, Inc. – Class A	6	191
ONEOK, Inc.	3	170
Ovintiv, Inc.	12	558
Pioneer Natural Resources Co.	261	59,898
Targa Resources Corp.	24	2,054
Texas Pacific Land Corp.	1	1,129

Total Energy		486,514

Financials – 15.82%
American Express Co.	2,281	340,309
Ameriprise Financial, Inc.	11	3,729
Aon Plc – Class A	1,061	344,003
Apollo Global Management, Inc.	56	5,010
Arch Capital Group Ltd.(1)	6	439
Ares Management Corp. – Class A	17	1,773
Arthur J. Gallagher & Co.	1	295
Bank of America Corp.	7,146	195,650
Blackstone, Inc. – Class A	76	8,175
Block, Inc. – Class A(1)	22	952
Blue Owl Capital, Inc. – Class A	7	94
Brown & Brown, Inc.	10	704
Charles Schwab Corp.	1,336	73,353
Chubb Ltd.	125	25,964
Commerce Bancshares, Inc.	919	44,104
Equitable Holdings, Inc.	38	1,084
Euronet Worldwide, Inc.(1)	3	204
Everest Group Ltd.	1	232
FactSet Research Systems, Inc.	4	1,806
First Citizens BancShares, Inc. – Class A(2)	0	178
Fiserv, Inc.(1)	18	2,008
FleetCor Technologies, Inc.(1)	895	228,547
Goldman Sachs Group, Inc.	452	146,264
Intercontinental Exchange, Inc.	2,014	221,528
Jack Henry & Associates, Inc.	3	380
Kinsale Capital Group, Inc.	2	963
KKR & Co., Inc. – Class Miscella	17	1,046
Lincoln National Corp.	2	42
LPL Financial Holdings, Inc.	8	1,987
MarketAxess Holdings, Inc.	4	853
Marsh & McLennan Companies, Inc.	916	174,250
Mastercard, Inc. – Class A	386	152,671
Moody’s Corp.	16	4,902
Morningstar, Inc.	3	656
MSCI, Inc. – Class A	529	271,414
NU Holdings Ltd. – Class A(1)	172	1,250
PayPal Holdings, Inc.(1)	109	6,377

Primerica, Inc.	3	498
Progressive Corp.	47	6,539
RenaissanceRe Holdings Ltd.	1	281
RLI Corp.	1	132
Rocket Companies, Inc. – Class A(1)	5	40
Ryan Specialty Holdings, Inc. – Class A(1)	10	477
S&P Global, Inc.	855	312,269
Shift4 Payments, Inc. – Class A(1)	6	306
SLM Corp.	10	141
Toast, Inc. – Class A(1)	39	724
Tradeweb Markets, Inc. – Class A	4	348
UWM Holdings Corp.	4	17
Visa, Inc. – Class A	3,579	823,118
Wells Fargo & Co.	1,780	72,744
Western Union Co.	6	79
WEX, Inc.(1)	2	402
Willis Towers Watson Plc	1	304

Total Financials		3,481,615

Healthcare – 14.98%
10X Genomics, Inc. – Class A(1)	9	365
Abbott Laboratories	12	1,131
AbbVie, Inc.	189	28,210
Agilent Technologies, Inc.	26	2,880
agilon health, Inc.(1)	26	466
Align Technology, Inc.(1)	8	2,497
Alnylam Pharmaceuticals, Inc.(1)	11	1,899
Amgen, Inc.	39	10,470
Apellis Pharmaceuticals, Inc.(1)	11	414
AstraZeneca Plc – ADR	943	63,870
BioMarin Pharmaceutical, Inc.(1)	2	213
Bio-Techne Corp.	16	1,066
Boston Scientific Corp.(1)	2,104	111,080
Bruker Corp.	11	713
Cardinal Health, Inc.	14	1,224
Cencora, Inc. – Class A	17	3,122
Certara, Inc.(1)	5	68
Chemed Corp.	1	595
Cigna Group	2	675
Danaher Corp.	1,891	469,244
DaVita, Inc.(1)	6	544
DexCom, Inc.(1)	42	3,878
Doximity, Inc. – Class A(1)	6	118
Edwards Lifesciences Corp.(1)	64	4,465
Elevance Health, Inc.	3	1,476
Eli Lilly & Co.	420	225,418
Exact Sciences Corp.(1)	7	461
Exelixis, Inc.(1)	26	563
GE HealthCare Technologies, Inc.	3	221
Globus Medical, Inc. – Class A(1)	4	181
HCA Healthcare, Inc.	5	1,114
Horizon Therapeutics Plc(1)	21	2,455
Humana, Inc.	94	45,560
ICON Plc(1)	1	326
IDEXX Laboratories, Inc.(1)	9	3,866
Illumina, Inc.(1)	5	706
Incyte Corp.(1)	15	857
Inspire Medical Systems, Inc.(1)	3	622
Insulet Corp.(1)	7	1,191
Intuitive Surgical, Inc.(1)	306	89,366
Ionis Pharmaceuticals, Inc.(1)	13	603
IQVIA Holdings, Inc.(1)	1,517	298,552
Jazz Pharmaceuticals Plc(1)	3	446
Johnson & Johnson	1,233	191,983
Karuna Therapeutics, Inc.(1)	3	586
Maravai LifeSciences Holdings, Inc. – Class A(1)	7	69
Masimo Corp.(1)	5	408
McKesson Corp.	6	2,417
Medpace Holdings, Inc.(1)	3	615
Medtronic Plc	1,253	98,164
Merck & Co., Inc.	50	5,157
Mettler-Toledo International, Inc.(1)	2	2,582
Molina Healthcare, Inc.(1)	3	1,102
Natera, Inc.(1)	11	501
Neurocrine Biosciences, Inc.(1)	10	1,159
Novo Nordisk – ADR	1,099	99,942
Novocure Ltd.(1)	11	181
Penumbra, Inc.(1)	4	938
Regeneron Pharmaceuticals, Inc.(1)	269	221,338
Repligen Corp.(1)	3	426
ResMed, Inc.	16	2,293
Roivant Sciences Ltd.(1)	25	294
Sarepta Therapeutics, Inc.(1)	10	1,162
Seagen, Inc.(1)	15	3,194
Shockwave Medical, Inc.(1)	4	765
Sotera Health Co.(1)	8	113
Stryker Corp.	10	2,645
Tandem Diabetes Care, Inc.(1)	1	20
Thermo Fisher Scientific, Inc.	850	430,109
Ultragenyx Pharmaceutical, Inc.(1)	7	264
UnitedHealth Group, Inc.	1,347	679,203
Veeva Systems, Inc. – Class A(1)	16	3,163
Vertex Pharmaceuticals, Inc.(1)	191	66,275
Waters Corp.(1)	6	1,736
West Pharmaceutical Services, Inc.	8	2,968

Zoetis, Inc. – Class A	531	92,406

Total Healthcare		3,297,369

Industrials – 4.98%
Advanced Drainage Systems, Inc.	7	768
Allegion Plc	9	922
Allison Transmission Holdings, Inc.	1	57
American Airlines Group, Inc.(1)	26	337
AO Smith Corp.	1	95
Armstrong World Industries, Inc.	1	103
Automatic Data Processing, Inc.	38	9,155
Avis Budget Group, Inc.(1)	1	138
Axon Enterprise, Inc.(1)	7	1,487
Boeing Co.(1)	317	60,798
Booz Allen Hamilton Holding Corp. – Class A	14	1,523
Broadridge Financial Solutions, Inc.	11	1,887
BWX Technologies, Inc.	2	128
Canadian Pacific Kansas City Ltd.	3,034	225,754
Caterpillar, Inc.	313	85,555
Ceridian HCM Holding, Inc.(1)	1	94
CH Robinson Worldwide, Inc.	10	841
ChargePoint Holdings, Inc.(1)	28	140
Cintas Corp.	8	3,976
Copart, Inc.(1)	92	3,963
CSX Corp.	24	733
Deere & Co.	27	10,210
Delta Air Lines, Inc.	4	132
Donaldson Co., Inc.	5	327
EMCOR Group, Inc.	2	372
Equifax, Inc.	9	1,662
Expeditors International of Washington, Inc.	2	260
Fastenal Co.	46	2,504
Ferguson Plc	1	200
FTI Consulting, Inc.(1)	1	120
Genpact Ltd.	5	176
Graco, Inc.	7	543
HEICO Corp.	451	73,044
HEICO Corp. – Class A	8	1,002
Honeywell International, Inc.	1,057	195,357
Hubbell, Inc. – Class B	3	835
IDEX Corp.	1	139
Illinois Tool Works, Inc.	27	6,104
JB Hunt Transport Services, Inc.	2	333
KBR, Inc.	5	316
Landstar System, Inc.	3	547
Lincoln Electric Holdings, Inc.	6	1,011
Lockheed Martin Corp.	24	9,918
Lyft, Inc. – Class A(1)	28	298
MSA Safety, Inc.	1	107
Nordson Corp.	155	34,503
Norfolk Southern Corp.	521	102,533
Northrop Grumman Corp.	1	392
Old Dominion Freight Line, Inc.	10	4,042
Otis Worldwide Corp.	3	214
Paychex, Inc.	35	3,984
Paycom Software, Inc.	6	1,443
Paylocity Holding Corp.(1)	4	780
Quanta Services, Inc.	4	771
RB Global, Inc.	15	925
Rockwell Automation, Inc.	12	3,520
Rollins, Inc.	28	1,029
Saia, Inc.(1)(2)	0	127
SiteOne Landscape Supply, Inc.(1)	2	255
Spirit AeroSystems Holdings, Inc. – Class A(1)	1	19
Tetra Tech, Inc.	1	159
Toro Co.	11	937
Trane Technologies Plc	7	1,487
TransDigm Group, Inc.(1)	1	793
Trex Co., Inc.(1)	12	727
Uber Technologies, Inc.(1)	2,360	108,524
U-Haul Holding Co. – Class B	3	177
Union Pacific Corp.	28	5,719
United Parcel Service, Inc. – Class B	21	3,350
United Rentals, Inc.	2	682
Valmont Industries, Inc.(2)	0	36
Verisk Analytics, Inc. – Class A	15	3,622
Vertiv Holdings Co. – Class A	3	95
Waste Management, Inc.	707	107,821
Watsco, Inc.	1	341
WillScot Mobile Mini Holdings Corp. – Class A(1)	5	225
WW Grainger, Inc.	5	3,315
Xylem, Inc.	3	280

Total Industrials		1,096,798

Information Technology – 27.25%
Accenture Plc – Class A	363	111,374
Adobe, Inc.(1)	489	249,087
Advanced Micro Devices, Inc.(1)	1,332	136,914
Allegro MicroSystems, Inc.(1)	7	222
Alteryx, Inc. – Class A(1)	6	238
Amphenol Corp. – Class A	1,582	132,864
Analog Devices, Inc.	779	136,340
ANSYS, Inc.(1)	8	2,280
Apple, Inc.	2,925	500,802
Applied Materials, Inc.	792	109,593
AppLovin Corp. – Class A(1)	6	232

Arista Networks, Inc.(1)	27	4,945
ARM Holdings Plc – ADR(1)	327	17,491
Atlassian Corp. – Class A(1)	16	3,125
Autodesk, Inc.(1)	1,112	230,008
Bentley Systems, Inc. – Class B	19	954
Broadcom, Inc.	115	95,446
Cadence Design Systems, Inc.(1)	386	90,351
CDW Corp.	14	2,754
Cisco Systems, Inc.	1,841	98,994
Cloudflare, Inc. – Class A(1)	31	1,925
Cognex Corp.	920	39,042
Confluent, Inc. – Class A(1)	20	598
Crowdstrike Holdings, Inc. – Class A(1)	240	40,234
Datadog, Inc. – Class A(1)	29	2,666
DocuSign, Inc. – Class A(1)	21	897
DoubleVerify Holdings, Inc. – Class Rights(1)	12	343
Dropbox, Inc. – Class A(1)	24	665
Dynatrace, Inc.(1)	26	1,213
Elastic NV(1)	8	687
Enphase Energy, Inc.(1)	14	1,699
Entegris, Inc.	1	80
EPAM Systems, Inc.(1)	6	1,505
Fair Isaac Corp.(1)	3	2,264
Five9, Inc.(1)	8	495
Fortinet, Inc.(1)	71	4,144
Gartner, Inc.(1)	8	2,816
Gen Digital, Inc.	9	167
Gitlab, Inc. – Class A(1)	9	428
Globant SA(1)	4	881
GoDaddy, Inc. – Class A(1)	10	759
HashiCorp, Inc. – Class A(1)	7	158
HP, Inc.	19	494
HubSpot, Inc.(1)	5	2,408
International Business Machines Corp.	325	45,630
Intuit, Inc.	567	289,685
Jabil, Inc.	9	1,093
Keysight Technologies, Inc.(1)	5	656
KLA Corp.	15	6,747
Lam Research Corp.	14	8,539
Lattice Semiconductor Corp.(1)	15	1,251
Manhattan Associates, Inc.(1)	7	1,306
Microchip Technology, Inc.	41	3,221
Micron Technology, Inc.	329	22,408
Microsoft Corp.	5,576	1,760,546
MongoDB, Inc. – Class A(1)	182	62,947
Monolithic Power Systems, Inc.	5	2,243
Motorola Solutions, Inc.	16	4,427
National Instruments Corp.	11	666
nCino, Inc.(1)	1	38
NetApp, Inc.	9	681
New Relic, Inc.(1)	6	482
Nutanix, Inc. – Class A(1)	6	212
NVIDIA Corp.	1,526	663,871
Okta, Inc. – Class A(1)	1	85
Oracle Corp.	67	7,099
Palantir Technologies, Inc. – Class A(1)	201	3,212
Palo Alto Networks, Inc.(1)	32	7,561
Pegasystems, Inc.	5	195
Procore Technologies, Inc.(1)	9	559
PTC, Inc.(1)	6	879
Pure Storage, Inc. – Class A(1)	24	854
QUALCOMM, Inc.	104	11,587
RingCentral, Inc. – Class A(1)	9	265
Salesforce, Inc.(1)	2,026	410,879
SentinelOne, Inc. – Class A(1)	3	46
ServiceNow, Inc.(1)	452	252,621
Smartsheet, Inc. – Class A(1)	13	540
Snowflake, Inc. – Class A(1)	398	60,757
Splunk, Inc.(1)	16	2,411
Synopsys, Inc.(1)	16	7,476
Teradata Corp.(1)	11	499
Teradyne, Inc.	14	1,399
Texas Instruments, Inc.	40	6,316

Twilio, Inc. – Class A(1)	3	178
Tyler Technologies, Inc.(1)	3	1,302
Ubiquiti, Inc.(2)	0	31
UiPath, Inc. – Class A(1)	31	538
Unity Software, Inc.(1)	12	388
Universal Display Corp.	2	361
VeriSign, Inc.(1)	1	106
VMware, Inc. – Class A(1)	23	3,849
Vontier Corp.	6	177
Workday, Inc. – Class A(1)	1,425	306,242
Zebra Technologies Corp. – Class A(1)	1	238
Zscaler, Inc.(1)	9	1,413

Total Information Technology		5,997,294

Materials – 3.33%
Ardagh Metal Packaging SA	4	13
Avery Dennison Corp.	437	79,748
Axalta Coating Systems Ltd.(1)	3	69
Ball Corp.	3,230	160,795
Eagle Materials, Inc.	3	426
Ecolab, Inc.	1,576	267,044
FMC Corp.	2	136
Ginkgo Bioworks Holdings, Inc.(1)	14	25
Graphic Packaging Holding Co.	18	396
Linde Plc	5	1,874
PPG Industries, Inc.	6	812
RPM International, Inc.	3	251
Scotts Miracle-Gro Co.	5	233
Sealed Air Corp.	9	285
Sherwin-Williams Co.	858	218,756
Southern Copper Corp.	9	700
Vulcan Materials Co.	3	642

Total Materials		732,205

Real Estate – 2.13%
American Tower Corp.	234	38,512
CoStar Group, Inc.(1)	19	1,436
Crown Castle, Inc.	5	461
Equinix, Inc.	367	266,343
Equity LifeStyle Properties, Inc.	6	404
Iron Mountain, Inc.	15	907
Lamar Advertising Co. – Class A	7	609
Prologis, Inc.	1,391	156,140
Public Storage	10	2,571
SBA Communications Corp. – Class A	1	237
Simon Property Group, Inc.	8	834
Sun Communities, Inc.	3	346
UDR, Inc.	2	72

Total Real Estate		468,872

Utilities – 0.00%(3)
AES Corp.	45	677
Vistra Corp.	12	395

Total Utilities		1,072

Total Common Stocks (Cost: $15,725,220)		21,657,080

PREFERRED STOCKS – 0.13%
Consumer Discretionary – 0.13%
Dr Ing hc F Porsche AG(4)	316	29,618

Total Consumer Discretionary		29,618

Total Preferred Stocks (Cost: $30,605)		29,618

SHORT-TERM INVESTMENTS – 1.50%
Money Market Funds – 1.49%
Goldman Sachs Financial Square Government Fund – Class I, 5.23%(5)	328,672	328,672

Total Money Market Funds (Cost: $328,672)		328,672

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.01%
Citibank, New York, 4.83% due 10/02/2023	$1,610	1,610
JP Morgan, New York, 4.83% due 10/02/2023	15	15
Skandinaviska Enskilda Banken AB, Stockholm, 3.06% due 10/02/2023(2)	EUR 0	0

Total Time Deposits (Cost: $1,625)		1,625

Total Short-Term Investments (Cost: $330,297)		330,297

TOTAL INVESTMENTS IN SECURITIES – 100.02%
(Cost: $16,086,122)		22,016,995

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.02)%		(4,675)

TOTAL NET ASSETS – 100.00%		$22,012,320

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

EUR Euro

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Amount calculated is less than 0.005%.
(4)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security totals $29,618, which represents 0.13% of total net assets.

(5)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
25	NASDAQ 100 E-Mini Future	Dec. 2023	$7,432	$7,433	$1
7	S&P 500 E-mini Future	Dec. 2023	1,518	1,514	(4)

					$(3)

Bridge Builder Large Cap Value Fund

Schedule of Investments

September 30, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.25%
Communication Services – 7.15%
Activision Blizzard, Inc.	31	$2,939
Alphabet, Inc. – Class C(1)	1,756	231,465
AMC Entertainment Holdings, Inc. – Class A(1)	3	20
AT&T, Inc.	1,803	27,085
Cable One, Inc.(2)	0	137
Comcast Corp. – Class A	5,351	237,257
DISH Network Corp. – Class A(1)	11	62
Electronic Arts, Inc.	1,034	124,453
ESC GCI Liberty, Inc.(1)(2)(5)	4	–
Fox Corp. – Class A	203	6,334
Fox Corp. – Class B	6	180
Frontier Communications Parent, Inc.(1)	11	172
IAC, Inc.(1)	3	170
Interpublic Group of Companies, Inc.	16	471
Iridium Communications, Inc.(2)	0	16
Liberty Broadband Corp. – Class A(1)	1	51
Liberty Broadband Corp. – Class C(1)	4	360
Liberty Media Corp.-Liberty Formula One – Class A(1)	1	50
Liberty Media Corp.-Liberty Formula One – Class C(1)	8	515
Liberty Media Corp.-Liberty Live – Class A(1)	1	27
Liberty Media Corp.-Liberty Live – Class C(1)	2	64
Liberty Media Corp.-Liberty SiriusXM(1)	7	167
Liberty Media Corp.-Liberty SiriusXM – Class A(1)	3	81
Live Nation Entertainment, Inc.(1)	5	429
Lumen Technologies, Inc.(1)	327	464
Madison Square Garden Sports Corp. – Class A	1	140
Match Group, Inc.(1)	1	49
Meta Platforms, Inc. – Class A(1)	594	178,414
Netflix, Inc.(1)	220	83,226
New York Times Co. – Class A	7	295
News Corp. – Class A	2,547	51,088
News Corp. – Class B	267	5,562
Nexstar Media Group, Inc. – Class A	48	6,948
Omnicom Group, Inc.	8	627
Paramount Global – Class B	281	3,618
Playtika Holding Corp.(1)	341	3,288
Roku, Inc. – Class A(1)	5	325
Sirius XM Holdings, Inc.	29	130
Take-Two Interactive Software, Inc.(1)	7	1,004
TEGNA, Inc.	273	3,975
T-Mobile U.S., Inc.(1)	295	41,249
TripAdvisor, Inc.(1)	5	79
Verizon Communications, Inc.	1,276	41,342
Walt Disney Co.(1)	1,133	91,827
Warner Bros Discovery, Inc.(1)	4,197	45,576
ZoomInfo Technologies, Inc. – Class A(1)	6	105

Total Communication Services		1,191,836

Consumer Discretionary – 8.55%
Academy Sports & Outdoors, Inc.	104	4,930
ADT, Inc.	8	49
Advance Auto Parts, Inc.	2	136
Aptiv Plc(1)	599	59,025
Aramark	1,762	61,131
AutoNation, Inc.(1)	625	94,591
AutoZone, Inc.(1)(2)	0	328
Bath & Body Works, Inc.	10	335
Best Buy Co., Inc.	246	17,103
Bloomin’ Brands, Inc.	260	6,386
Booking Holdings, Inc.(1)	29	88,972
BorgWarner, Inc.	160	6,455
Boyd Gaming Corp.	3	198
Bright Horizons Family Solutions, Inc.(1)	2	175
Brunswick Corp.	3	224
Caesars Entertainment, Inc.(1)	5	240
Capri Holdings Ltd.(1)	99	5,219
CarMax, Inc.(1)	6	452
Carnival Corp.(1)	43	594
Carter’s, Inc.	74	5,132
Columbia Sportswear Co.	1	110
Compass Group Plc	3,851	93,736
Darden Restaurants, Inc.	3	393
Dick’s Sporting Goods, Inc.	70	7,613

DoorDash, Inc. – Class A(1)	3	222
DR Horton, Inc.	13	1,442
eBay, Inc.	269	11,868
Etsy, Inc.(1)	2	148
Expedia Group, Inc.(1)	2	169
Foot Locker, Inc.	126	2,179
Ford Motor Co.	1,041	12,926
GameStop Corp. – Class A(1)	12	192
Gap, Inc.	9	93
Garmin Ltd.	7	702
General Motors Co.	429	14,142
Gentex Corp.	10	339
Genuine Parts Co.	6	864
Grand Canyon Education, Inc.(1)	1	109
H&R Block, Inc.	2	98
Harley-Davidson, Inc.	180	5,944
Hasbro, Inc.	6	379
Hilton Worldwide Holdings, Inc.	6	893
Home Depot, Inc.	218	65,915
Hyatt Hotels Corp. – Class A	2	226
Kohl’s Corp.	686	14,372
Las Vegas Sands Corp.	1,947	89,257
La-Z-Boy, Inc.	211	6,506
Lear Corp.	3	344
Leggett & Platt, Inc.	6	147
Lennar Corp. – Class A	85	9,512
Lennar Corp. – Class B	1	77
Lithia Motors, Inc. – Class A	158	46,723
LKQ Corp.	11	565
Lowe’s Companies, Inc.	7	1,429
Lucid Group, Inc.(1)	32	178
Macy’s, Inc.	195	2,263
Marriott International, Inc. – Class A	494	97,121
Marriott Vacations Worldwide Corp.	341	34,272
Mattel, Inc.(1)	925	20,374
McDonald’s Corp.	407	107,264
MGM Resorts International	13	470
Mister Car Wash, Inc.(1)	3	18
Mohawk Industries, Inc.(1)	2	197
Murphy USA, Inc.(2)	0	19
Newell Brands, Inc.	16	144
NIKE, Inc. – Class B	1,040	99,436
Nordstrom, Inc.	94	1,408
Norwegian Cruise Line Holdings Ltd.(1)	14	225
NVR, Inc.(1)(2)	0	704
Ollie’s Bargain Outlet Holdings, Inc.(1)	2	138
O’Reilly Automotive, Inc.(1)(2)	0	360
Penn Entertainment, Inc.(1)	7	161
Penske Automotive Group, Inc.	92	15,358
Petco Health & Wellness Co., Inc. – Class A(1)	4	16
Phinia, Inc.	32	857
Planet Fitness, Inc. – Class A(1)	2	93
Polaris, Inc.	2	218
PulteGroup, Inc.	167	12,399
PVH Corp.	83	6,333
QuantumScape Corp. – Class A(1)	12	77
Ralph Lauren Corp. – Class A	2	210
RH(1)	1	154
Rivian Automotive, Inc. – Class A(1)	29	695
Ross Stores, Inc.	1	108
Royal Caribbean Cruises Ltd.(1)	7	643
SeaWorld Entertainment, Inc.(1)	797	36,877
Service Corp. International	4	231
SharkNinja, Inc.(1)	761	35,259
Skechers USA, Inc. – Class A(1)	5	268
Tapestry, Inc.	9	272
Tempur Sealy International, Inc.	6	246
Thor Industries, Inc.	43	4,122
TJX Companies, Inc.	1,463	130,062
Toll Brothers, Inc.	5	348
TopBuild Corp.(1)	1	318
Travel + Leisure Co.	2	64
Under Armour, Inc. – Class A(1)	8	56
Under Armour, Inc. – Class C(1)	9	54
Vail Resorts, Inc.	2	341
Valvoline, Inc.	5	174
VF Corp.	15	268
Victoria’s Secret & Co.(1)	2	31
Wayfair, Inc. – Class A(1)	2	138
Whirlpool Corp.	70	9,347
Williams-Sonoma, Inc.	2	376

Wyndham Hotels & Resorts, Inc.	3	232
Wynn Resorts Ltd.	681	62,887
Yum! Brands, Inc.	1	182

Total Consumer Discretionary		1,425,375

Consumer Staples – 8.25%
Albertsons Companies, Inc. – Class A	388	8,816
Altria Group, Inc.	2,033	85,496
Archer-Daniels-Midland Co.	127	9,582
BJ’s Wholesale Club Holdings, Inc.(1)	4	265
Brown-Forman Corp. – Class A	1	41
Brown-Forman Corp. – Class B	2	93
Bunge Ltd.	65	7,003
Campbell Soup Co.	8	349
Casey’s General Stores, Inc.	1	369
Church & Dwight Co., Inc.	1	99
Coca-Cola Co.	1,513	84,716
Colgate-Palmolive Co.	1,741	123,837
Conagra Brands, Inc.	1,589	43,558
Constellation Brands, Inc. – Class A	59	14,899
Costco Wholesale Corp.	152	85,641
Coty, Inc. – Class A(1)	16	174
Darling Ingredients, Inc.(1)	7	357
Diageo Plc – ADR	400	59,694
Dollar General Corp.	874	92,477
Dollar Tree, Inc.(1)	9	959
Edgewell Personal Care Co.	115	4,262
Estee Lauder Companies, Inc. – Class A	7	988
Flowers Foods, Inc.	8	188
Freshpet, Inc.(1)	1	93
General Mills, Inc.	25	1,620
Grocery Outlet Holding Corp.(1)	4	109
Heineken Holding NV	1,275	96,122
Herbalife Ltd.(1)	208	2,906
Hershey Co.	2	325
Hormel Foods Corp.	12	472
Ingredion, Inc.	91	8,977
J.M. Smucker Co.	4	541
Kellogg Co.	11	660
Kenvue, Inc.	1,367	27,446
Keurig Dr Pepper, Inc.	41	1,300
Kimberly-Clark Corp.	255	30,859
Kraft Heinz Co.	459	15,446
Kroger Co.	410	18,352
Lamb Weston Holdings, Inc.(2)	0	32
McCormick & Co., Inc.	11	811
Molson Coors Beverage Co. – Class B	277	17,643
Mondelez International, Inc. – Class A	123	8,524
Olaplex Holdings, Inc.(1)	6	11
PepsiCo, Inc.	609	103,197
Performance Food Group Co.(1)	3	204
Philip Morris International, Inc.	2,335	216,192
Pilgrim’s Pride Corp.(1)	2	40
Post Holdings, Inc.(1)	2	204
Procter & Gamble Co.	784	114,348
Reynolds Consumer Products, Inc.	2	60
Seaboard Corp.(2)	0	34
Spectrum Brands Holdings, Inc.	2	143
Sprouts Farmers Market, Inc.(1)	290	12,416
Tyson Foods, Inc. – Class A	480	24,227
US Foods Holding Corp.(1)	10	391
Walgreens Boots Alliance, Inc.	239	5,307
Walmart, Inc.	267	42,707

Total Consumer Staples		1,375,582

Energy – 6.48%
Antero Midstream Corp.	10	115
Antero Resources Corp.(1)	12	306
APA Corp.	208	8,541
Baker Hughes Co. – Class A	44	1,543
California Resources Corp.	141	7,897
Chesapeake Energy Corp.	76	6,580
Chevron Corp.	139	23,358
Civitas Resources, Inc.	86	6,918
ConocoPhillips	157	18,808
Coterra Energy, Inc.	33	890
Devon Energy Corp.	28	1,320
Diamondback Energy, Inc.	8	1,214
DT Midstream, Inc.	4	227
Enbridge, Inc.	2,006	66,572
EOG Resources, Inc.	1,144	145,072
EQT Corp.	317	12,846
Exxon Mobil Corp.	975	114,670

Halliburton Co.	1,773	71,823
Hess Corp.	800	122,347
HF Sinclair Corp.	190	10,798
Kinder Morgan, Inc.	85	1,403
Marathon Oil Corp.	287	7,667
Marathon Petroleum Corp.	116	17,543
NOV, Inc.	17	354
Occidental Petroleum Corp.	30	1,950
ONEOK, Inc.	18	1,159
Ovintiv, Inc.	6	294
Phillips 66	651	78,219
Pioneer Natural Resources Co.	350	80,379
Range Resources Corp.	10	324
Schlumberger NV	2,108	122,897
Southwestern Energy Co.(1)	45	292
Suncor Energy, Inc.	352	12,085
TC Energy Corp.	484	16,670
TechnipFMC Plc	19	381
TotalEnergies SE – ADR	255	16,791
TotalEnergies SE	1,149	75,528
Valero Energy Corp.	94	13,280
Vitesse Energy, Inc.	22	497
Williams Companies, Inc.	337	11,338

Total Energy		1,080,896

Financials – 19.12%
Affiliated Managers Group, Inc.	32	4,180
Affirm Holdings, Inc. – Class A(1)	11	225
Aflac, Inc.	235	17,998
AGNC Investment Corp.	25	239
Allstate Corp.	522	58,147
Ally Financial, Inc.	12	308
American Express Co.	817	121,833
American Financial Group, Inc.	67	7,461
American International Group, Inc.	2,449	148,382
Ameriprise Financial, Inc.	51	16,847
Annaly Capital Management, Inc.	149	2,796
Aon Plc – Class A	9	2,832
Apollo Global Management, Inc.	109	9,770
Arch Capital Group Ltd.(1)	1,607	128,055
Ares Capital Corp.	394	7,669
Arthur J. Gallagher & Co.	9	1,961
Assurant, Inc.	2	326
Assured Guaranty Ltd.	2	148
Axis Capital Holdings Ltd.	776	43,767
Bank of America Corp.	3,887	106,437
Bank of New York Mellon Corp.	456	19,436
Bank OZK	5	186
BankUnited, Inc.	162	3,666
Berkshire Hathaway, Inc. – Class B(1)	449	157,272
BlackRock, Inc. – Class A	6	4,152
Block, Inc. – Class A(1)	15	653
Blue Owl Capital, Inc. – Class A	16	210
BOK Financial Corp.	1	95
Brighthouse Financial, Inc.(1)	3	143
Brown & Brown, Inc.	6	431
Capital One Financial Corp.	135	13,066
Carlyle Group, Inc.	227	6,839
CBOE Global Markets, Inc.	5	716
Charles Schwab Corp.	692	37,978
Chubb Ltd.	980	204,022
Cincinnati Financial Corp.	7	670
Citigroup, Inc.	781	32,128
Citizens Financial Group, Inc.	395	10,582
CME Group, Inc. – Class A	456	91,354
CNA Financial Corp.	140	5,499
Coinbase Global, Inc. – Class A(1)	7	537
Columbia Banking System, Inc.	9	190
Comerica, Inc.	6	239
Commerce Bancshares, Inc.	5	237
Credit Acceptance Corp.(1)(2)	0	119
Cullen/Frost Bankers, Inc.	3	233
Discover Financial Services	69	5,986
East West Bancorp, Inc.	6	323
Equitable Holdings, Inc.	1,729	49,087
Essent Group Ltd.	99	4,695
Euronet Worldwide, Inc.(1)	1	80
Evercore, Inc. – Class A	2	227
Everest Group Ltd.	20	7,436
Fidelity National Financial, Inc.	11	467
Fidelity National Information Services, Inc.	1,152	63,662
Fifth Third Bancorp	1,379	34,941

First American Financial Corp.	4	234
First Citizens BancShares, Inc. – Class A(2)	0	569
First Hawaiian, Inc.	6	106
First Horizon Corp.	617	6,797
Fiserv, Inc.(1)	938	105,993
FleetCor Technologies, Inc.(1)(2)	0	55
FNB Corp.	431	4,652
Franklin Resources, Inc.	12	303
Global Payments, Inc.	58	6,683
Globe Life, Inc.	4	421
Goldman Sachs Group, Inc.	287	92,806
Hanover Insurance Group, Inc.	2	181
Hartford Financial Services Group, Inc.	639	45,282
Houlihan Lokey, Inc. – Class A	2	210
Huntington Bancshares, Inc.	2,535	26,364
Interactive Brokers Group, Inc. – Class A	4	370
Intercontinental Exchange, Inc.	24	2,691
Invesco Ltd.	16	230
Jack Henry & Associates, Inc.	2	320
Janus Henderson Group Plc	6	150
Jefferies Financial Group, Inc.	2,083	76,291
JPMorgan Chase & Co.	436	63,249
Kemper Corp.	3	117
KeyCorp	365	3,926
KKR & Co., Inc. – Class Miscella	21	1,297
Lazard Ltd. – Class A	4	120
Lincoln National Corp.	132	3,258
Loews Corp.	490	31,034
M&T Bank Corp.	412	52,073
Markel Group, Inc.(1)	1	825
Marsh & McLennan Companies, Inc.	573	109,005
Mastercard, Inc. – Class A	258	102,219
MetLife, Inc.	996	62,688
MGIC Investment Corp.	411	6,854
Moody’s Corp.	1	188
Morgan Stanley	1,257	102,637
MSCI, Inc. – Class A	2	851
Nasdaq, Inc.	15	708
Navient Corp.	415	7,146
New York Community Bancorp, Inc.	31	352
Northern Trust Corp.	395	27,471
NU Holdings Ltd. – Class A(1)	31	225
Old Republic International Corp.	12	325
OneMain Holdings, Inc. – Class A	5	207
PayPal Holdings, Inc.(1)	105	6,150
Pinnacle Financial Partners, Inc.	3	221
PNC Financial Services Group, Inc.	1,007	123,629
Popular, Inc.	3	198
Primerica, Inc.	1	105
Principal Financial Group, Inc.	10	743
Progressive Corp.	6	872
Prosperity Bancshares, Inc.	4	207
Prudential Financial, Inc.	16	1,512
Radian Group, Inc.	253	6,355
Raymond James Financial, Inc.	8	837
Regions Financial Corp.	676	11,629
Reinsurance Group of America, Inc. – Class A	39	5,622
RenaissanceRe Holdings Ltd.	2	305
Rithm Capital Corp.	555	5,153
RLI Corp.	1	182
Robinhood Markets, Inc. – Class A(1)	28	279
Rocket Companies, Inc. – Class A(1)	2	20
S&P Global, Inc.	13	4,645
SEI Investments Co.	5	275
SLM Corp.	6	85
SoFi Technologies, Inc.(1)	39	314
Starwood Property Trust, Inc.	13	247
State Street Corp.	243	16,280
Stifel Financial Corp.	89	5,440
Synchrony Financial	207	6,334
Synovus Financial Corp.	6	168
T Rowe Price Group, Inc.	9	987
TFS Financial Corp.	2	25
TPG, Inc. – Class A	2	59
Tradeweb Markets, Inc. – Class A	3	256
Travelers Companies, Inc.	10	1,624
Truist Financial Corp.	196	5,602
Unum Group	9	422
US Bancorp	5,130	169,583
UWM Holdings Corp.	3	13
Virtu Financial, Inc. – Class A	4	69

Visa, Inc. – Class A	893	205,431
Voya Financial, Inc.	91	6,016
Webster Financial Corp.	8	311
Wells Fargo & Co.	3,546	144,889
Western Alliance Bancorp	5	212
Western Union Co.	319	4,202
WEX, Inc.(1)	1	186
White Mountains Insurance Group Ltd.(2)	0	184
Willis Towers Watson Plc	286	59,800
Wintrust Financial Corp.	3	203
WR Berkley Corp.	9	583
XP, Inc. – Class A	13	299
Zions Bancorp N.A.	194	6,767

Total Financials		3,189,951

Healthcare – 14.02%
Abbott Laboratories	836	80,927
AbbVie, Inc.	231	34,416
Acadia Healthcare Co., Inc.(1)	4	273
Agilent Technologies, Inc.	2	263
agilon health, Inc.(1)	1	16
Alnylam Pharmaceuticals, Inc.(1)	1	184
Amedisys, Inc.(1)	1	125
Amgen, Inc.	79	21,117
AstraZeneca Plc – ADR	280	18,928
Avantor, Inc.(1)	3,235	68,197
Azenta, Inc.(1)	3	157
Baxter International, Inc.	2,024	76,385
Becton Dickinson & Co.	246	63,657
Biogen, Inc.(1)	58	14,992
BioMarin Pharmaceutical, Inc.(1)	7	639
Bio-Rad Laboratories, Inc. – Class A(1)	1	332
Bio-Techne Corp.(2)	0	26
Boston Scientific Corp.(1)	62	3,276
Bristol Myers Squibb Co.	505	29,289
Cardinal Health, Inc.	175	15,196
Catalent, Inc.(1)	8	349
Centene Corp.(1)	260	17,893
Certara, Inc.(1)	3	47
Charles River Laboratories International, Inc.(1)	2	424
Chemed Corp.(2)	0	93
Cigna Group	445	127,317
Cooper Companies, Inc.	2	668
CVS Health Corp.	1,344	93,808
Danaher Corp.	476	118,001
DaVita, Inc.(1)	71	6,702
Dentsply Sirona, Inc.	9	324
Doximity, Inc. – Class A(1)	2	52
Elanco Animal Health, Inc.(1)	21	236
Elevance Health, Inc.	282	122,804
Encompass Health Corp.	4	293
Enovis Corp.(1)	2	111
Envista Holdings Corp.(1)	7	198
Exact Sciences Corp.(1)	5	339
Exelixis, Inc.(1)	4	79
Fortrea Holdings, Inc.(1)	4	110
GE HealthCare Technologies, Inc.	252	17,133
Gilead Sciences, Inc.	333	24,934
Globus Medical, Inc. – Class A(1)	4	182
HCA Healthcare, Inc.	62	15,369
Henry Schein, Inc.(1)	102	7,593
Hologic, Inc.(1)	11	730
Horizon Therapeutics Plc(1)	1	128
Humana, Inc.	88	42,572
ICON Plc(1)	3	728
ICU Medical, Inc.(1)	1	103
Illumina, Inc.(1)	5	650
Incyte Corp.(1)	5	287
Inmode Ltd.(1)	106	3,238
Integra LifeSciences Holdings Corp.(1)	3	121
Ionis Pharmaceuticals, Inc.(1)	1	41
IQVIA Holdings, Inc.(1)	1	113
Jazz Pharmaceuticals Plc(1)	91	11,776
Johnson & Johnson	1,026	159,747
Karuna Therapeutics, Inc.(1)(2)	0	27
Koninklijke Philips NV	2,929	58,441
Laboratory Corp. of America Holdings	4	770
Lantheus Holdings, Inc.(1)	53	3,675
LivaNova Plc(1)	634	33,510
Maravai LifeSciences Holdings, Inc. – Class A(1)	2	20
McKesson Corp.	44	19,073
Medtronic Plc	3,056	239,436

Merck & Co., Inc.	2,286	235,372
Mirati Therapeutics, Inc.(1)	2	79
Moderna, Inc.(1)	14	1,497
Molina Healthcare, Inc.(1)	1	369
Organon & Co.	105	1,819
Perrigo Co. Plc	6	181
Pfizer, Inc.	2,569	85,200
Premier, Inc. – Class A	5	113
QIAGEN NV(1)	10	401
Quest Diagnostics, Inc.	45	5,462
QuidelOrtho Corp.(1)	39	2,868
R1 RCM, Inc.(1)	7	98
Regeneron Pharmaceuticals, Inc.(1)	4	3,426
Repligen Corp.(1)	1	210
Revvity, Inc.	6	618
Royalty Pharma Plc – Class A	16	437
Sanofi – ADR	78	4,188
Sanofi	188	20,197
Select Medical Holdings Corp.	96	2,428
Sotera Health Co.(1)	1	19
STERIS Plc	4	945
Stryker Corp.	470	128,525
Tandem Diabetes Care, Inc.(1)	2	49
Teladoc Health, Inc.(1)	7	130
Teleflex, Inc.	2	403
Tenet Healthcare Corp.(1)	5	303
Thermo Fisher Scientific, Inc.	6	3,240
United Therapeutics Corp.(1)	24	5,408
UnitedHealth Group, Inc.	423	213,396
Universal Health Services, Inc. – Class B	55	6,909
Vertex Pharmaceuticals, Inc.(1)	1	325
Viatris, Inc.	2,342	23,093
Zimmer Biomet Holdings, Inc.	282	31,671

Total Healthcare		2,338,019

Industrials – 14.92%
3M Co.	88	8,208
Acuity Brands, Inc.	47	8,049
AECOM	747	62,030
AerCap Holdings NV(1)	1,025	64,253
AGCO Corp.	121	14,331
Air Lease Corp. – Class A	1,432	56,434
Airbus SE	709	94,881
Alaska Air Group, Inc.(1)	159	5,886
Allegion Plc(2)	0	29
Allison Transmission Holdings, Inc.	133	7,849
American Airlines Group, Inc.(1)	17	223
AMETEK, Inc.	10	1,466
AO Smith Corp.	5	309
Armstrong World Industries, Inc.	1	97
Atkore, Inc.(1)	91	13,546
Automatic Data Processing, Inc.	289	69,563
Avis Budget Group, Inc.(1)	1	103
AZEK Co., Inc. – Class A(1)	6	171
Boeing Co.(1)	219	41,889
Broadridge Financial Solutions, Inc.	1	147
Builders FirstSource, Inc.(1)	6	691
BWX Technologies, Inc.	1,103	82,737
CACI International, Inc. – Class A(1)	199	62,439
Canadian National Railway Co.	632	68,463
Carlisle Companies, Inc.	2	560
Carrier Global Corp.	36	1,979
Caterpillar, Inc.	41	11,240
Ceridian HCM Holding, Inc.(1)	6	390
CH Robinson Worldwide, Inc.	1	93
Cintas Corp.(2)	0	196
Clarivate Plc(1)	20	133
Clean Harbors, Inc.(1)	2	369
CNH Industrial NV	1,099	13,300
Concentrix Corp.	2	153
Core & Main, Inc. – Class A(1)	4	105
Crane Co.	2	184
CSX Corp.	78	2,384
Cummins, Inc.	68	15,610
Curtiss-Wright Corp.	2	324
Deere & Co.	99	37,300
Delta Air Lines, Inc.	188	6,959
Donaldson Co., Inc.	3	180
Dover Corp.	6	830
Driven Brands Holdings, Inc.(1)	3	33
Dun & Bradstreet Holdings, Inc.	11	107
Eaton Corp. Plc	17	3,660

EMCOR Group, Inc.	1	275
Emerson Electric Co.	25	2,387
Equifax, Inc.	2	293
Esab Corp.	2	167
Expeditors International of Washington, Inc.	6	650
Fastenal Co.	6	334
FedEx Corp.	573	151,762
Ferguson Plc	8	1,370
Flowserve Corp.	81	3,221
Fortive Corp.	15	1,135
Fortune Brands Innovations, Inc.	5	335
FTI Consulting, Inc.(1)	1	206
Gates Industrial Corp. Plc(1)	5	63
Generac Holdings, Inc.(1)	3	283
General Dynamics Corp.	396	87,493
General Electric Co.	653	72,214
Genpact Ltd.	6	208
Graco, Inc.	4	307
GXO Logistics, Inc.(1)	5	293
Hayward Holdings, Inc.(1)	5	68
HEICO Corp.(2)	0	22
HEICO Corp. – Class A(2)	0	46
Hertz Global Holdings, Inc.(1)	6	70
Hexcel Corp.	4	242
Hillenbrand, Inc.	110	4,644
Honeywell International, Inc.	627	115,780
Howmet Aerospace, Inc.	16	748
Hub Group, Inc. – Class A(1)	49	3,848
Hubbell, Inc. – Class B	1	390
Huntington Ingalls Industries, Inc.	26	5,313
IDEX Corp.	3	617
Illinois Tool Works, Inc.	2	552
Ingersoll Rand, Inc.	18	1,116
ITT, Inc.	4	361
Jacobs Solutions, Inc.	5	750
JB Hunt Transport Services, Inc.	382	71,989
Johnson Controls International Plc	30	1,573
KBR, Inc.	4	216
Kirby Corp.(1)	3	222
Knight-Swift Transportation Holdings, Inc. – Class A	7	345
L3Harris Technologies, Inc.	272	47,433
Landstar System, Inc.(2)	0	55
Leidos Holdings, Inc.	6	543
Lennox International, Inc.	1	517
Lincoln Electric Holdings, Inc.(2)	0	28
Lockheed Martin Corp.	149	61,086
ManpowerGroup, Inc.	2	157
Masco Corp.	10	515
MasTec, Inc.(1)	3	196
MDU Resources Group, Inc.	1,937	37,922
Mercury Systems, Inc.(1)	2	83
Middleby Corp.(1)	2	292
Moog, Inc. – Class A	65	7,318
MSA Safety, Inc.	1	206
MSC Industrial Direct Co., Inc. – Class A	2	194
Nordson Corp.	2	544
Norfolk Southern Corp.	89	17,619
Northrop Grumman Corp.	372	163,553
nVent Electric Plc	7	382
Old Dominion Freight Line, Inc.(2)	0	119
Oshkosh Corp.	7	621
Otis Worldwide Corp.	17	1,349
Owens Corning	96	13,045
PACCAR, Inc.	22	1,876
Parker-Hannifin Corp.	5	2,141
Paycor HCM, Inc.(1)	1	29
Pentair Plc	7	461
Plug Power, Inc.(1)	22	168
Quanta Services, Inc.	5	861
RB Global, Inc.	2	114
RBC Bearings, Inc.(1)	1	282
Regal Rexnord Corp.	3	415
Republic Services, Inc. – Class A	9	1,272
Robert Half, Inc.	4	329
RTX Corp.	1,092	78,568
Ryder System, Inc.	102	10,867
Safran SA	603	94,522
Saia, Inc.(1)	1	402
Schneider National, Inc. – Class B	3	73
Science Applications International Corp.	42	4,399
Sensata Technologies Holding Plc	7	250

Siemens AG	204	29,099
SiteOne Landscape Supply, Inc.(1)	1	210
Snap-on, Inc.	41	10,349
Southwest Airlines Co.	922	24,955
Spirit AeroSystems Holdings, Inc. – Class A(1)	4	65
SS&C Technologies Holdings, Inc.	9	487
Stanley Black & Decker, Inc.	1,039	86,876
Stericycle, Inc.(1)	336	15,043
Sunrun, Inc.(1)	9	116
Tetra Tech, Inc.	2	281
Textron, Inc.	137	10,728
Timken Co.	3	195
Trane Technologies Plc	7	1,407
TransDigm Group, Inc.(1)	2	1,584
TransUnion	8	591
U-Haul Holding Co.(1)(2)	0	22
U-Haul Holding Co. – Class B	802	42,020
Union Pacific Corp.	483	98,347
United Airlines Holdings, Inc.(1)	145	6,139
United Parcel Service, Inc. – Class B	667	104,008
United Rentals, Inc.	15	6,742
Valmont Industries, Inc.	1	194
Vertiv Holdings Co. – Class A	5,392	200,567
Waste Management, Inc.	2	267
Watsco, Inc.	1	402
Werner Enterprises, Inc.	75	2,910
WESCO International, Inc.	2	271
Westinghouse Air Brake Technologies Corp.	8	833
WillScot Mobile Mini Holdings Corp. – Class A(1)	6	261
Woodward, Inc.	3	316
XPO, Inc.(1)	5	363
Xylem, Inc.	9	811

Total Industrials		2,489,056

Information Technology – 8.28%
Accenture Plc – Class A	393	120,842
Advanced Micro Devices, Inc.(1)	46	4,698
Akamai Technologies, Inc.(1)	7	699
Amdocs Ltd.	74	6,251
Amkor Technology, Inc.	293	6,615
Amphenol Corp. – Class A	13	1,055
Analog Devices, Inc.	22	3,828
ANSYS, Inc.(1)	1	193
Applied Materials, Inc.	225	31,164
AppLovin Corp. – Class A(1)	7	288
Arrow Electronics, Inc.(1)	93	11,635
Aspen Technology, Inc.(1)	1	243
Avnet, Inc.	110	5,299
Bentley Systems, Inc. – Class B	1	30
BILL Holdings, Inc.(1)	4	477
Broadcom, Inc.	141	116,990
CCC Intelligent Solutions Holdings, Inc.(1)	9	115
CDW Corp.(2)	0	67
Ciena Corp.(1)	6	303
Cirrus Logic, Inc.(1)	2	175
Cisco Systems, Inc.	743	39,935
Cognex Corp.	7	313
Cognizant Technology Solutions Corp. – Class A	950	64,343
Coherent Corp.(1)	5	167
Consensus Cloud Solutions, Inc.(1)	19	479
Corning, Inc.	33	1,005
Crane NXT Co.	47	2,599
Dell Technologies, Inc. – Class C	206	14,173
Diodes, Inc.(1)	77	6,102
Dolby Laboratories, Inc. – Class A	3	202
Dropbox, Inc. – Class A(1)	1	25
DXC Technology Co.(1)	177	3,678
Entegris, Inc.	6	567
F5, Inc.(1)	3	415
First Solar, Inc.(1)	5	755
Flex Ltd.(1)	337	9,103
Gen Digital, Inc.	20	353
GLOBALFOUNDRIES, Inc.(1)	3	195
GoDaddy, Inc. – Class A(1)	3	193
Guidewire Software, Inc.(1)	4	322
HashiCorp, Inc. – Class A(1)	1	29
Hewlett Packard Enterprise Co.	528	9,175
HP, Inc.	605	15,557
Informatica, Inc. – Class A(1)	2	35
Intel Corp.	449	15,972
International Business Machines Corp.	83	11,696
IPG Photonics Corp.(1)	1	149

Jabil, Inc.	107	13,597
Juniper Networks, Inc.	14	384
Keysight Technologies, Inc.(1)	6	745
Kyndryl Holdings, Inc.(1)	9	142
Lam Research Corp.(2)	0	190
Littelfuse, Inc.	1	263
Lumentum Holdings, Inc.(1)	3	139
Marvell Technology, Inc.	37	1,989
Microchip Technology, Inc.	720	56,165
Micron Technology, Inc.	47	3,213
Microsoft Corp.	600	189,358
MKS Instruments, Inc.	3	246
Motorola Solutions, Inc.	1	154
National Instruments Corp.	1	73
nCino, Inc.(1)	3	87
NCR Corp.(1)	6	150
NetApp, Inc.	5	417
Nutanix, Inc. – Class A(1)	7	259
NXP Semiconductors NV	263	52,596
Okta, Inc. – Class A(1)	6	491
ON Semiconductor Corp.(1)	19	1,726
Oracle Corp.	911	96,527
PTC, Inc.(1)	2	333
Pure Storage, Inc. – Class A(1)	3	93
Qorvo, Inc.(1)	55	5,273
QUALCOMM, Inc.	1,258	139,692
Roper Technologies, Inc.	5	2,202
Salesforce, Inc.(1)	10	2,047
Samsung Electronics Co. Ltd.	1,944	98,280
SentinelOne, Inc. – Class A(1)	9	145
Skyworks Solutions, Inc.	649	63,970
TD SYNNEX Corp.	88	8,835
TE Connectivity Ltd.	88	10,917
Teledyne Technologies, Inc.(1)	2	819
Teradyne, Inc.	1	112
Texas Instruments, Inc.	699	111,103
Trimble, Inc.(1)	11	574
Twilio, Inc. – Class A(1)	6	353
Tyler Technologies, Inc.(1)(2)	0	167
Ubiquiti, Inc.(2)	0	4
UiPath, Inc. – Class A(1)	4	64
Unity Software, Inc.(1)	7	233
Universal Display Corp.	1	171
VeriSign, Inc.(1)	4	744
Viasat, Inc.(1)	5	93
VMware, Inc. – Class A(1)	33	5,565
Vontier Corp.	4	136
Western Digital Corp.(1)	14	629
Wolfspeed, Inc.(1)	5	204
Zebra Technologies Corp. – Class A(1)	2	423
Zoom Video Communications, Inc. – Class A(1)	11	758

Total Information Technology		1,381,354

Materials – 4.61%
Air Products & Chemicals, Inc.	268	75,900
Albemarle Corp.	5	865
Alcoa Corp.	8	226
Amcor Plc	64	588
AptarGroup, Inc.	3	364
Ardagh Group SA – Class A(1)(5)	1	6
Ardagh Metal Packaging SA	4	13
Ashland, Inc.	2	175
Avery Dennison Corp.	2	422
Axalta Coating Systems Ltd.(1)	2,310	62,147
Ball Corp.	13	654
Berry Global Group, Inc.	147	9,112
Celanese Corp. – Class A	4	529
CF Industries Holdings, Inc.	709	60,823
Chemours Co.	6	178
Cleveland-Cliffs, Inc.(1)	22	346
Corteva, Inc.	31	1,573
CRH Plc	1,344	73,568
Crown Holdings, Inc.	5	400
Dow, Inc.	31	1,574
DuPont de Nemours, Inc.	782	58,332
Eagle Materials, Inc.	1	87
Eastman Chemical Co.	102	7,858
Ecolab, Inc.	509	86,148
Element Solutions, Inc.	2,830	55,502
FMC Corp.	5	304
Freeport-McMoRan, Inc.	62	2,305
Ginkgo Bioworks Holdings, Inc.(1)	60	108

Graphic Packaging Holding Co.	256	5,707
Huntsman Corp.	301	7,354
Ingevity Corp.(1)	87	4,142
International Flavors & Fragrances, Inc.	124	8,444
International Paper Co.	1,084	38,447
Knife River Corp.(1)	888	43,339
Linde Plc	306	114,048
Louisiana-Pacific Corp.	3	156
LyondellBasell Industries NV – Class A	84	7,920
Martin Marietta Materials, Inc.	3	1,097
Mosaic Co.	14	502
MP Materials Corp.(1)	4	85
NewMarket Corp.	10	4,719
Newmont Corp.	34	1,271
Nucor Corp.	11	1,695
Olin Corp.	5	273
Packaging Corp. of America	4	579
PPG Industries, Inc.	8	989
Reliance Steel & Aluminum Co.	48	12,528
Royal Gold, Inc.	3	302
RPM International, Inc.	39	3,653
Sealed Air Corp.	3	90
Sherwin-Williams Co.	2	432
Silgan Holdings, Inc.	4	157
Sonoco Products Co.	4	235
SSR Mining, Inc.	9	119
Steel Dynamics, Inc.	7	735
United States Steel Corp.	10	314
Vulcan Materials Co.	4	891
Westlake Corp.	1	175
Westrock Co.	224	8,027

Total Materials		768,532

Real Estate – 2.88%
Agree Realty Corp.	4	210
Alexandria Real Estate Equities, Inc.	7	732
American Assets Trust, Inc.	152	2,964
American Homes 4 Rent – Class A	14	481
American Tower Corp.	311	51,221
Americold Realty Trust, Inc.	12	358
Apartment Income REIT Corp.	6	196
AvalonBay Communities, Inc.	6	1,051
Boston Properties, Inc.	7	403
Brandywine Realty Trust	330	1,500
Brixmor Property Group, Inc.	13	279
Camden Property Trust	4	420
CBRE Group, Inc. – Class A(1)	13	991
COPT Defense Properties	1,278	30,446
CoStar Group, Inc.(1)	10	756
Cousins Properties, Inc.	91	1,851
Crown Castle, Inc.	17	1,535
CubeSmart	10	372
Digital Realty Trust, Inc.	13	1,561
EastGroup Properties, Inc.	2	307
EPR Properties	3	126
Equinix, Inc.	2	1,457
Equity LifeStyle Properties, Inc.	5	325
Equity Residential	687	40,360
Essex Property Trust, Inc.	3	578
Extra Space Storage, Inc.	9	1,092
Federal Realty Investment Trust	3	315
First Industrial Realty Trust, Inc.	6	280
Gaming & Leisure Properties, Inc.	11	498
Healthcare Realty Trust, Inc. – Class A	16	251
Healthpeak Properties, Inc.	24	435
Highwoods Properties, Inc.	4	92
Host Hotels & Resorts, Inc.	444	7,140
Howard Hughes Holdings, Inc.(1)	738	54,729
Invitation Homes, Inc.	27	852
Iron Mountain, Inc.	6	371
Jones Lang LaSalle, Inc.(1)	2	292
Kilroy Realty Corp.	5	163
Kimco Realty Corp.	26	460
Lamar Advertising Co. – Class A	17	1,407
Medical Properties Trust, Inc.	232	1,266
Mid-America Apartment Communities, Inc.	5	653
National Storage Affiliates Trust	4	115
NNN REIT, Inc.	8	281
Office Properties Income Trust	132	540
Omega Healthcare Investors, Inc.	186	6,172
Park Hotels & Resorts, Inc.	9	116
Prologis, Inc.	40	4,473

Public Storage	338	89,099
Rayonier, Inc.	778	22,129
Realty Income Corp.	29	1,453
Regency Centers Corp.	8	462
Rexford Industrial Realty, Inc.	9	438
SBA Communications Corp. – Class A	4	840
Simon Property Group, Inc.	11	1,186
Spirit Realty Capital, Inc.	6	202
STAG Industrial, Inc.	8	264
Sun Communities, Inc.	4	485
UDR, Inc.	13	471
Ventas, Inc.	17	728
VICI Properties, Inc. – Class A	2,869	83,484
Vornado Realty Trust	74	1,672
Welltower, Inc.	88	7,195
Weyerhaeuser Co.	1,503	46,073
WP Carey, Inc.	9	501
Zillow Group, Inc. – Class A(1)	3	112
Zillow Group, Inc. – Class C(1)	7	308

Total Real Estate		479,575

Utilities – 2.99%
AES Corp.	11	168
Alliant Energy Corp.	11	526
Ameren Corp.	176	13,191
American Electric Power Co., Inc.	22	1,669
American Water Works Co., Inc.	8	1,048
Atmos Energy Corp.	6	667
Avangrid, Inc.	3	89
Brookfield Renewable Corp. – Class A	6	133
CenterPoint Energy, Inc.	1,990	53,442
Clearway Energy, Inc. – Class A	1	29
Clearway Energy, Inc. – Class C	3	74
CMS Energy Corp.	13	666
Consolidated Edison, Inc.	15	1,282
Constellation Energy Corp.	14	1,542
Dominion Energy, Inc.	886	39,596
DTE Energy Co.	9	876
Duke Energy Corp.	33	2,939
Edison International	16	1,036
Entergy Corp.	605	55,931
Essential Utilities, Inc.	10	358
Evergy, Inc.	10	488
Eversource Energy	15	879
Exelon Corp.	1,310	49,522
FirstEnergy Corp.	24	810
Hawaiian Electric Industries, Inc.	5	57
IDACORP, Inc.	2	199
National Fuel Gas Co.	96	4,973
NextEra Energy, Inc.	945	54,112
NiSource, Inc.	195	4,819
NRG Energy, Inc.	311	11,979
OGE Energy Corp.	9	288
PG&E Corp.(1)	376	6,068
Pinnacle West Capital Corp.	764	56,300
PPL Corp.	32	758
Public Service Enterprise Group, Inc.	21	1,223
Sempra	390	26,508
Southern Co.	1,323	85,652
UGI Corp.	175	4,020
Vistra Corp.	386	12,819
WEC Energy Group, Inc.	14	1,100
Xcel Energy, Inc.	24	1,364

Total Utilities		499,200

Total Common Stocks (Cost: $12,428,413)		16,219,376

CONVERTIBLE PREFERRED STOCKS – 0.05%
Utilities – 0.05%
NextEra Energy, Inc., 6.93%	125	4,737
NiSource, Inc., 7.75%	29	2,830

Total Utilities		7,567

Total Convertible Preferred Stocks (Cost: $9,009)		7,567

PREFERRED STOCKS – 0.26%
Consumer Discretionary – 0.26%
Dr Ing hc F Porsche AG(3)	204	19,165
Volkswagen AG	214	24,628

Total Consumer Discretionary		43,793

Total Preferred Stocks (Cost: $52,806)		43,793

SHORT-TERM INVESTMENTS – 2.28%
Money Market Funds – 2.26%
Goldman Sachs Financial Square Government Fund – Class I, 5.23%(4)	376,443	376,443

Total Money Market Funds (Cost: $376,443)		376,443

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.02%
ANZ, London, 4.83% due 10/02/2023	$ 2	2
Brown Brothers Harriman, 3.06% due 10/02/2023(2)	SEK 0	0
Citibank, London, 3.06% due 10/02/2023	EUR 625	661
Citibank, New York, 4.83% due 10/02/2023	$ 764	764
Skandinaviska Enskilda Banken AB, Stockholm, 4.42% due 10/02/2023	GBP 583	711
Sumitomo Trust Bank, London, 4.83% due 10/02/2023	$ 966	966

Total Time Deposits (Cost: $3,104)		3,104

Total Short-Term Investments (Cost: $379,547)		379,547

TOTAL INVESTMENTS IN SECURITIES – 99.84%
(Cost: $12,869,775)		16,650,283

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.16%		26,968

TOTAL NET ASSETS – 100.00%		$16,677,251

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

EUR Euro

GBP British Pound

SEK Swedish Krona

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security totals $19,165, which represents 0.11% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $6, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
25	S&P 500 E-mini Future	Dec. 2023	$5,608	$5,407	$(201)

					$(201)

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

September 30, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.96%
Communication Services – 9.23%
Activision Blizzard, Inc.	73	$6,829
Alphabet, Inc. - Class A(1)	528	69,073
Alphabet, Inc. - Class C(1)	249	32,863
AT&T, Inc.	96	1,443
Comcast Corp. - Class A	526	23,309
Electronic Arts, Inc.	95	11,380
Live Nation Entertainment, Inc.(1)	13	1,069
Meta Platforms, Inc. - Class A(1)	141	42,388
Netflix, Inc.(1)	45	16,836
Omnicom Group, Inc.	8	622
Snap, Inc. - Class A(1)	135	1,199
Spotify Technology SA(1)	31	4,726
T-Mobile U.S., Inc.(1)	134	18,753
Trade Desk, Inc. - Class A(1)	29	2,278
Verizon Communications, Inc.	55	1,774
Walt Disney Co.(1)	20	1,616
Warner Bros Discovery, Inc.(1)	41	446

Total Communication Services		236,604

Consumer Discretionary – 9.86%
Amazon.com, Inc.(1)	598	75,961
Aptiv Plc(1)	95	9,373
Aramark	315	10,931
AutoNation, Inc.(1)	43	6,455
AutoZone, Inc.(1)(2)	0	485
Best Buy Co., Inc.	1	86
Booking Holdings, Inc.(1)	3	10,347
BorgWarner, Inc.	2	64
Caesars Entertainment, Inc.(1)	8	391
Carnival Corp.(1)	61	842
Chipotle Mexican Grill, Inc. - Class A(1)	3	5,484
Coupang, Inc. - Class A(1)	198	3,364
Darden Restaurants, Inc.(2)	0	1
Domino’s Pizza, Inc.	2	703
DR Horton, Inc.	8	823
eBay, Inc.	15	646
Ford Motor Co.	77	955
General Motors Co.	58	1,897
Hilton Worldwide Holdings, Inc.	3	522
Home Depot, Inc.	44	13,271
Las Vegas Sands Corp.	258	11,831
Lithia Motors, Inc. - Class A	27	7,892
LKQ Corp.	10	503
Lowe’s Companies, Inc.	6	1,276
Marriott International, Inc. - Class A	15	2,985
Marriott Vacations Worldwide Corp.	19	1,922
McDonald’s Corp.	7	1,771
MGM Resorts International	141	5,179
NIKE, Inc. - Class B	15	1,456
Norwegian Cruise Line Holdings Ltd.(1)	30	494
O’Reilly Automotive, Inc.(1)	1	943
Pool Corp.	1	444
PulteGroup, Inc.	3	215
Ralph Lauren Corp. - Class A	1	132

Rivian Automotive, Inc. - Class A(1)	142	3,446
Ross Stores, Inc.	99	11,174
SeaWorld Entertainment, Inc.(1)	102	4,712
SharkNinja, Inc.(1)	223	10,338
Starbucks Corp.	8	742
Tesla, Inc.(1)	36	9,088
TJX Companies, Inc.	242	21,485
Ulta Beauty, Inc.(1)(2)	0	96
VF Corp.	37	654
Wynn Resorts Ltd.	121	11,191

Total Consumer Discretionary		252,570

Consumer Staples – 3.97%
Altria Group, Inc.	26	1,091
Coca-Cola Co.	188	10,523
Colgate-Palmolive Co.	5	340
Conagra Brands, Inc.	56	1,546
Costco Wholesale Corp.	4	2,249
Dollar General Corp.	37	3,951
Estee Lauder Companies, Inc. - Class A	8	1,087
Hershey Co.	1	102
J.M. Smucker Co.(2)	0	30
Keurig Dr Pepper, Inc.	39	1,234
Kimberly-Clark Corp.	7	802
Kraft Heinz Co.	17	565
Kroger Co.	4	157
Mondelez International, Inc. - Class A	122	8,493
Monster Beverage Corp.(1)	138	7,302
PepsiCo, Inc.	67	11,366
Philip Morris International, Inc.	131	12,088
Procter & Gamble Co.	96	13,994
Target Corp.	10	1,089
Walgreens Boots Alliance, Inc.	48	1,077
Walmart, Inc.	142	22,654

Total Consumer Staples		101,740

Energy – 5.17%
Baker Hughes Co. - Class A	31	1,094
Chevron Corp.	119	20,120
ConocoPhillips	13	1,522
Coterra Energy, Inc.	28	768
Diamondback Energy, Inc.	3	509
Enbridge, Inc.	157	5,209
EOG Resources, Inc.	7	901
EQT Corp.	119	4,821
Exxon Mobil Corp.	154	18,081
Halliburton Co.	320	12,964
Hess Corp.	108	16,563
Kinder Morgan, Inc.	360	5,967
Marathon Petroleum Corp.	4	660
ONEOK, Inc.	1	75
Phillips 66	100	12,069
Pioneer Natural Resources Co.	114	26,240
Schlumberger NV	49	2,840
Targa Resources Corp.	5	410
Valero Energy Corp.	6	857
Vitesse Energy, Inc.	22	507
Williams Companies, Inc.	10	327

Total Energy		132,504

Financials – 14.05%
Affirm Holdings, Inc. - Class A(1)	90	1,912
Allstate Corp.	81	9,051
American Express Co.	49	7,248
American International Group, Inc.	173	10,496

Ameriprise Financial, Inc.(2)	0	33
Aon Plc - Class A	4	1,172
Arthur J. Gallagher & Co.(2)	0	64
Axis Capital Holdings Ltd.	152	8,565
Bank of America Corp.	252	6,892
Berkshire Hathaway, Inc. - Class B(1)	148	51,686
BlackRock, Inc. - Class A	1	742
Brown & Brown, Inc.	10	704
Capital One Financial Corp.	8	748
Charles Schwab Corp.	14	742
Chubb Ltd.	54	11,321
Citigroup, Inc.	34	1,410
Citizens Financial Group, Inc.	59	1,569
CME Group, Inc. - Class A	42	8,360
Discover Financial Services	12	1,062
FactSet Research Systems, Inc.(2)	0	80
Fidelity National Information Services, Inc.	140	7,757
Fifth Third Bancorp	50	1,276
Fiserv, Inc.(1)	166	18,788
Global Payments, Inc.	63	7,251
Globe Life, Inc.(2)	0	1
Goldman Sachs Group, Inc.	3	876
Hartford Financial Services Group, Inc.	77	5,468
Intercontinental Exchange, Inc.	52	5,736
Jefferies Financial Group, Inc.	343	12,565
JP Morgan Chase & Co.	173	25,133
M&T Bank Corp.	45	5,638
Marsh & McLennan Companies, Inc.	3	652
Mastercard, Inc. - Class A	55	21,935
Moody’s Corp.	2	661
MSCI, Inc. - Class A	1	637
Northern Trust Corp.	74	5,143
PayPal Holdings, Inc.(1)	26	1,527
PNC Financial Services Group, Inc.	11	1,320
Progressive Corp.	99	13,826
Prudential Financial, Inc.	21	1,968
Raymond James Financial, Inc.(2)	0	1
S&P Global, Inc.	3	964
State Street Corp.	2	109
T Rowe Price Group, Inc.	12	1,287
Tradeweb Markets, Inc. - Class A	80	6,416
Travelers Companies, Inc.	78	12,687
Truist Financial Corp.	37	1,072
US Bancorp	488	16,143
Visa, Inc. - Class A	185	42,522
Wells Fargo & Co.	167	6,818
Willis Towers Watson Plc	43	9,078
WR Berkley Corp.	14	874

Total Financials		359,986

Healthcare – 13.37%
Abbott Laboratories	15	1,462
AbbVie, Inc.	61	9,110
Agilent Technologies, Inc.	4	494
Align Technology, Inc.(1)	3	983
Amgen, Inc.	3	932
Avantor, Inc.(1)	573	12,080
Baxter International, Inc.	19	711
Becton Dickinson & Co.	79	20,349
Bio-Techne Corp.	3	221
Boston Scientific Corp.(1)	11	579
Bristol Myers Squibb Co.	36	2,095
Catalent, Inc.(1)	14	635

Cencora, Inc. - Class A(2)	0	68
Centene Corp.(1)	22	1,521
Charles River Laboratories International, Inc.(1)	8	1,650
Cigna Group	51	14,657
CVS Health Corp.	62	4,307
Danaher Corp.	2	490
DaVita, Inc.(1)	9	865
DexCom, Inc.(1)	3	295
Edwards Lifesciences Corp.(1)	12	855
Elevance Health, Inc.	27	11,615
Eli Lilly & Co.	56	30,311
GE HealthCare Technologies, Inc.	2	124
Gilead Sciences, Inc.	15	1,161
HCA Healthcare, Inc.	10	2,555
Hologic, Inc.(1)	27	1,904
Humana, Inc.	24	11,861
IDEXX Laboratories, Inc.(1)	1	505
Illumina, Inc.(1)	5	635
Intuitive Surgical, Inc.(1)	45	13,191
IQVIA Holdings, Inc.(1)	4	877
Johnson & Johnson	128	19,926
Laboratory Corp. of America Holdings	2	468
Legend Biotech Corp. - ADR(1)	38	2,572
LivaNova Plc(1)	118	6,255
McKesson Corp.	3	1,290
Medtronic Plc	140	10,968
Merck & Co., Inc.	309	31,855
Molina Healthcare, Inc.(1)	2	546
Organon & Co.	47	822
Penumbra, Inc.(1)	8	1,889
Pfizer, Inc.	98	3,263
Regeneron Pharmaceuticals, Inc.(1)	1	1,150
Stryker Corp.	80	21,739
Teleflex, Inc.(2)	0	94
Thermo Fisher Scientific, Inc.	31	15,728
UnitedHealth Group, Inc.	133	66,842
Vertex Pharmaceuticals, Inc.(1)	18	6,178
Viatris, Inc.	96	943
Zoetis, Inc. - Class A	5	889

Total Healthcare		342,515

Industrials – 9.71%
3M Co.	16	1,529
AECOM	132	10,989
AerCap Holdings NV(1)	176	11,027
AMETEK, Inc.	3	486
Automatic Data Processing, Inc.	66	15,789
Boeing Co.(1)	6	1,209
BWX Technologies, Inc.	206	15,451
CACI International, Inc. - Class A(1)	34	10,775
Canadian Pacific Kansas City Ltd.	81	6,047
Caterpillar, Inc.	2	616
Ceridian HCM Holding, Inc.(1)	2	114
CH Robinson Worldwide, Inc.	6	507
Copart, Inc.(1)	32	1,392
CSX Corp.	41	1,259
Cummins, Inc.(2)	0	46
Deere & Co.	11	3,971
Delta Air Lines, Inc.	14	518
Dover Corp.	3	442
Eaton Corp. Plc	48	10,210
Emerson Electric Co.	66	6,382
Fastenal Co.	2	87

FedEx Corp.	1	278
Generac Holdings, Inc.(1)	5	535
General Dynamics Corp.(2)	0	61
General Electric Co.	10	1,087
Honeywell International, Inc.	78	14,458
Illinois Tool Works, Inc.	5	1,085
Ingersoll Rand, Inc.	133	8,455
Jacobs Solutions, Inc.	12	1,630
JB Hunt Transport Services, Inc.	66	12,459
L3Harris Technologies, Inc.	8	1,372
Lockheed Martin Corp.	1	493
MDU Resources Group, Inc.	360	7,056
Norfolk Southern Corp.	3	588
Northrop Grumman Corp.	11	5,030
Old Dominion Freight Line, Inc.	7	2,971
Otis Worldwide Corp.	1	70
PACCAR, Inc.	7	610
Parker-Hannifin Corp.(2)	0	190
Paychex, Inc.	9	1,057
Paylocity Holding Corp.(1)	11	1,953
Pentair Plc	21	1,365
Quanta Services, Inc.(2)	0	65
Republic Services, Inc. - Class A	4	534
Rockwell Automation, Inc.	1	398
RTX Corp.	131	9,440
Stanley Black & Decker, Inc.	112	9,399
Textron, Inc.(2)	0	0
Trane Technologies Plc(2)	0	36
U-Haul Holding Co. - Class B	105	5,513
Union Pacific Corp.	18	3,608
United Parcel Service, Inc. - Class B	55	8,573
Vertiv Holdings Co. - Class A	967	35,974
Waste Management, Inc.	89	13,634
Westinghouse Air Brake Technologies Corp.(2)	0	1
WW Grainger, Inc.(2)	0	101

Total Industrials		248,925

Information Technology – 23.51%
Accenture Plc - Class A	16	4,815
Adobe, Inc.(1)	43	22,164
Advanced Micro Devices, Inc.(1)	52	5,336
Akamai Technologies, Inc.(1)	14	1,540
Amphenol Corp. - Class A	116	9,706
Analog Devices, Inc.	8	1,345
ANSYS, Inc.(1)	3	779
Apple, Inc.	749	128,242
Applied Materials, Inc.	7	959
Arista Networks, Inc.(1)	48	8,861
ASML Holding NV - Class REG	28	16,535
Atlassian Corp. - Class A(1)	25	5,116
Autodesk, Inc.(1)	4	816
Broadcom, Inc.	23	19,500
Cadence Design Systems, Inc.(1)	37	8,605
CDW Corp.	1	129
Cisco Systems, Inc.	23	1,256
Cognizant Technology Solutions Corp. - Class A	154	10,426
Dynatrace, Inc.(1)	84	3,905
First Solar, Inc.(1)	3	416
Fortinet, Inc.(1)	24	1,403
Hewlett Packard Enterprise Co.	8	133
Intel Corp.	30	1,052
Intuit, Inc.	47	24,236
Lam Research Corp.	2	1,049

Marvell Technology, Inc.	83	4,477
Microchip Technology, Inc.	114	8,896
Micron Technology, Inc.	11	771
Microsoft Corp.	540	170,645
MongoDB, Inc. - Class A(1)	9	3,138
Motorola Solutions, Inc.	2	500
NVIDIA Corp.	136	59,219
NXP Semiconductors NV	2	443
ON Semiconductor Corp.(1)	5	443
Oracle Corp.	258	27,364
QUALCOMM, Inc.	114	12,690
Roper Technologies, Inc.(2)	0	124
Salesforce, Inc.(1)	42	8,464
ServiceNow, Inc.(1)	19	10,392
Skyworks Solutions, Inc.	101	9,970
Synopsys, Inc.(1)	2	900
TE Connectivity Ltd.	7	902
Teledyne Technologies, Inc.(1)	5	2,208
Teradyne, Inc.	1	93
Texas Instruments, Inc.	10	1,627
Trimble, Inc.(1)	22	1,183

Total Information Technology		602,773

Materials – 4.99%
Air Products & Chemicals, Inc.	80	22,648
ArcelorMittal SA	241	6,021
Axalta Coating Systems Ltd.(1)	367	9,870
Ball Corp.	112	5,599
Corteva, Inc.	19	973
CRH Plc	237	12,960
Dow, Inc.	9	484
DuPont de Nemours, Inc.	143	10,695
Ecolab, Inc.	41	6,877
Element Solutions, Inc.	496	9,717
Freeport-McMoRan, Inc.	10	379
International Flavors & Fragrances, Inc.	15	1,043

International Paper Co.	23	813
Knife River Corp.(1)	153	7,456
Linde Plc	8	2,980
LyondellBasell Industries NV - Class A	11	1,042
Martin Marietta Materials, Inc.(2)	0	43
Newmont Corp.	8	297
Nucor Corp.	5	810
PPG Industries, Inc.	91	11,843
Sherwin-Williams Co.	28	7,100
Vulcan Materials Co.	38	7,611
Westrock Co.	17	603

Total Materials		127,864

Real Estate – 2.09%
American Tower Corp.	39	6,410
AvalonBay Communities, Inc.	5	831
Boston Properties, Inc.	22	1,307
CBRE Group, Inc. - Class A(1)	1	77
COPT Defense Properties	255	6,085
CoStar Group, Inc.(1)	10	763
Crown Castle, Inc.	20	1,817
Equinix, Inc.	1	601
Equity Residential	18	1,037
Extra Space Storage, Inc.	9	1,043
Howard Hughes Holdings, Inc.(1)	129	9,572
Mid-America Apartment Communities, Inc.	7	949
Prologis, Inc.	8	862
Public Storage	31	8,073
Simon Property Group, Inc.	3	372
UDR, Inc.(2)	0	0
VICI Properties, Inc. - Class A	470	13,670

Total Real Estate		53,469

Utilities – 2.01%
Alliant Energy Corp.	44	2,142
Ameren Corp.	9	642
American Electric Power Co., Inc.	34	2,574
American Water Works Co., Inc.	3	357
CenterPoint Energy, Inc.	300	8,066
CMS Energy Corp.(2)	0	0
Consolidated Edison, Inc.	8	719
DTE Energy Co.	2	215
Duke Energy Corp.	22	1,977
Entergy Corp.	56	5,221
Exelon Corp.	205	7,740
NextEra Energy, Inc.	26	1,500
NiSource, Inc.	6	151
PG&E Corp.(1)	24	384
Pinnacle West Capital Corp.	134	9,869
PPL Corp.	46	1,088
Sempra	64	4,328
Southern Co.	28	1,812
WEC Energy Group, Inc.	27	2,162
Xcel Energy, Inc.	9	530

Total Utilities		51,477

Total Common Stocks (Cost: $2,194,357)		2,510,427

SHORT-TERM INVESTMENTS – 1.73%
Money Market Funds – 1.73%
Goldman Sachs Financial Square Government Fund - Class I, 5.23%(3)	44,309	44,309

Total Money Market Funds (Cost: $44,309)		44,309

Total Short-Term Investments (Cost: $44,309)		44,309

TOTAL INVESTMENTS IN SECURITIES – 99.69%
(Cost: $2,238,666)		2,554,736

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.31%		8,005

TOTAL NET ASSETS – 100.00%		$2,562,741

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

September 30, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.57%
Communication Services – 2.74%
Anterix, Inc.(1)	2	$67
AST SpaceMobile, Inc. - Class A(1)	14	55
Atlanta Braves Holdings, Inc. - Class A(1)	2	73
Atlanta Braves Holdings, Inc. - Class C(1)	8	288
Bandwidth, Inc. - Class A(1)	1	11
Boston Omaha Corp. - Class A(1)(2)	0	4
Cable One, Inc.	17	10,715
Cargurus, Inc. - Class A(1)	18	311
Cars.com, Inc.(1)	12	202
Charge Enterprises, Inc.(1)	24	12
Cinemark Holdings, Inc.(1)	17	303
Cogent Communications Holdings, Inc.	5	304
Consolidated Communications Holdings, Inc.(1)	1	4
Daily Journal Corp.(1)(2)	0	11
Electronic Arts, Inc.	63	7,625
Entravision Communications Corp. - Class A	12	43
Eventbrite, Inc. - Class A(1)	12	122
EverQuote, Inc. - Class A(1)	4	26
EW Scripps Co. - Class A(1)	5	27
Gambling.com Group Ltd.(1)	2	22
Globalstar, Inc.(1)	106	139
Gogo, Inc.(1)	1	13
Gray Television, Inc.	1	8
Grindr, Inc.(1)	8	46
IDT Corp. - Class B(1)	2	50
IMAX Corp.(1)	8	155
Integral Ad Science Holding Corp.(1)	9	102
Iridium Communications, Inc.	17	776
John Wiley & Sons, Inc. - Class A	107	3,969
Liberty Broadband Corp. - Class A(1)	1	52
Liberty Broadband Corp. - Class C(1)	3	312
Liberty Media Corp.-Liberty Formula One - Class C(1)	238	14,797
Lions Gate Entertainment Corp. - Class A(1)	8	64
Lions Gate Entertainment Corp. - Class B(1)	14	109
Live Nation Entertainment, Inc.(1)	349	28,945
Loop Media, Inc.(1)	6	3
Madison Square Garden Entertainment Corp. - Class A(1)	7	221
Magnite, Inc.(1)	10	73
Match Group, Inc.(1)	37	1,433
MediaAlpha, Inc. - Class A(1)	3	26
Nexstar Media Group, Inc. - Class A	2	241
Nextdoor Holdings, Inc.(1)	16	28
Ooma, Inc.(1)	4	54
Pinterest, Inc. - Class A(1)	751	20,307
Playtika Holding Corp.(1)	3	28
PubMatic, Inc. - Class A(1)	1	18
QuinStreet, Inc.(1)	9	81
ROBLOX Corp. - Class A(1)	448	12,964
Roku, Inc. - Class A(1)	2	156
Shutterstock, Inc.	88	3,331
Sinclair, Inc.	1	12
Spotify Technology SA(1)	186	28,750
Take-Two Interactive Software, Inc.(1)	180	25,314
TechTarget, Inc.(1)	5	145
TKO Group Holdings, Inc.	107	9,009
Townsquare Media, Inc. - Class A	2	17
Trade Desk, Inc. - Class A(1)	64	5,013
Vimeo, Inc.(1)	4	13
Vivid Seats, Inc. - Class A(1)	2	10
Warner Music Group Corp. - Class A	289	9,079
Yelp, Inc. - Class A(1)	12	501
Ziff Davis, Inc.(1)	2	125
ZipRecruiter, Inc. - Class A(1)	12	149

ZoomInfo Technologies, Inc. - Class A(1)	23	382

Total Communication Services		187,245

Consumer Discretionary – 9.34%
2U, Inc.(1)	1	3
Abercrombie & Fitch Co. - Class A(1)	108	6,072
Academy Sports & Outdoors, Inc.	13	634
Accel Entertainment, Inc. - Class A(1)	9	103
Acushnet Holdings Corp.	6	299
Advance Auto Parts, Inc.	218	12,193
American Eagle Outfitters, Inc.	7	124
Arko Corp.	15	106
Atmus Filtration Technologies, Inc.(1)	2	38
Bally’s Corp.(1)	3	38
Bath & Body Works, Inc.	705	23,829
Best Buy Co., Inc.	4	268
BJ’s Restaurants, Inc.(1)	3	59
Bloomin’ Brands, Inc.	16	386
Bluegreen Vacations Holding Corp. - Class A	2	56
Boot Barn Holdings, Inc.(1)	5	432
Bowlero Corp. - Class A(1)	5	46
Bright Horizons Family Solutions, Inc.(1)	116	9,449
Brinker International, Inc.(1)	7	230
Brunswick Corp.	1	65
Buckle, Inc.	6	187
Build-A-Bear Workshop, Inc.	2	51
Burlington Stores, Inc.(1)	76	10,248
Caesars Entertainment, Inc.(1)	12	564
Camping World Holdings, Inc. - Class A	8	155
CarMax, Inc.(1)	1	91
CarParts.com, Inc.(1)	9	37
Carriage Services, Inc. - Class A	2	67
Carvana Co. - Class A(1)	99	4,142
Cava Group, Inc.(1)	2	56
Cavco Industries, Inc.(1)	2	417
Century Casinos, Inc.(1)	4	21
Cheesecake Factory, Inc.	9	266
Chegg, Inc.(1)	18	164
Chipotle Mexican Grill, Inc. - Class A(1)	28	50,779
Choice Hotels International, Inc.	4	548
Churchill Downs, Inc.	10	1,202
Chuy’s Holdings, Inc.(1)	3	98
Clarus Corp.(2)	0	3
Cooper-Standard Holdings, Inc.(1)	1	13
Coupang, Inc. - Class A(1)	159	2,708
Coursera, Inc.(1)	24	440
Cracker Barrel Old Country Store, Inc.	4	269
Cricut, Inc. - Class A	9	82
Crocs, Inc.(1)	9	785
Darden Restaurants, Inc.	8	1,180
Dave & Buster’s Entertainment, Inc.(1)	6	240
Deckers Outdoor Corp.(1)	92	47,217
Denny’s Corp.(1)	7	63
Dick’s Sporting Goods, Inc.	1	70
Dillard’s, Inc. - Class A	1	208
Dine Brands Global, Inc.	3	130
Domino’s Pizza, Inc.	77	28,984
DoorDash, Inc. - Class A(1)	34	2,731
Dorman Products, Inc.(1)	5	356
DR Horton, Inc.	61	6,542
DraftKings, Inc. - Class A(1)	595	17,505
Dream Finders Homes, Inc. - Class A(1)	2	39
Duluth Holdings, Inc. - Class B(1)(2)	0	0
Duolingo, Inc. - Class A(1)	49	8,119
eBay, Inc.	5	212
Envela Corp.(1)	1	6
Etsy, Inc.(1)	165	10,686
European Wax Center, Inc. - Class A(1)	6	90
Everi Holdings, Inc.(1)	10	126
EVgo, Inc. - Class A(1)	3	10
Expedia Group, Inc.(1)	15	1,578
Figs, Inc. - Class A(1)	20	121
First Watch Restaurant Group, Inc.(1)	2	27
Fisker, Inc.(1)	35	224

Five Below, Inc.(1)	161	25,833
Floor & Decor Holdings, Inc. - Class A(1)	43	3,903
Fox Factory Holding Corp.(1)	91	9,007
Frontdoor, Inc.(1)	15	452
Full House Resorts, Inc.(1)	6	25
Funko, Inc. - Class A(1)	4	32
Gentherm, Inc.(1)	190	10,299
Global Business Travel Group I(1)	6	31
Global-e Online Ltd.(1)	272	10,812
Golden Entertainment, Inc.	4	125
Grand Canyon Education, Inc.(1)	1	142
Green Brick Partners, Inc.(1)	1	62
Guess?, Inc.(2)	0	11
H&R Block, Inc.	14	611
Hanesbrands, Inc.	42	165
Hibbett, Inc.	2	91
Hilton Grand Vacations, Inc.(1)	15	596
Hilton Worldwide Holdings, Inc.	17	2,575
Inspired Entertainment, Inc.(1)	4	46
Installed Building Products, Inc.	34	4,186
International Game Technology Plc	20	592
iRobot Corp.(1)	4	170
Jack in the Box, Inc.	4	255
Kontoor Brands, Inc.	10	441
Krispy Kreme, Inc.	5	64
Kura Sushi USA, Inc. - Class A(1)	1	68
Laureate Education, Inc. - Class A	20	279
LCI Industries	2	197
Leslie’s, Inc.(1)	1,504	8,511
LGI Homes, Inc.(1)(2)	0	27
Life Time Group Holdings, Inc.(1)	2	37
Light & Wonder, Inc.(1)	8	549
Lindblad Expeditions Holdings, Inc.(1)(2)	0	3
Livewire Group, Inc.(1)	2	13
Lovesac Co.(1)	3	50
Lululemon Athletica, Inc.(1)	57	22,155
Luminar Technologies, Inc. - Class A(1)	49	222
Malibu Boats, Inc. - Class A(1)	2	112
Marine Products Corp.	1	20
MasterCraft Boat Holdings, Inc.(1)	3	68
Mobileye Global, Inc. - Class A(1)	189	7,836
Modine Manufacturing Co.(1)	6	272
Monarch Casino & Resort, Inc.	2	151
Mondee Holdings, Inc. - Class A(1)	7	24
Murphy USA, Inc.	34	11,713
Nathan’s Famous, Inc.(2)	0	34
National Vision Holdings, Inc.(1)	1	14
Nerdy, Inc.(1)	11	41
Noodles & Co. - Class A(1)	7	17
Norwegian Cruise Line Holdings Ltd.(1)	278	4,585
NVR, Inc.(1)	1	8,402
Ollie’s Bargain Outlet Holdings, Inc.(1)	142	10,935
ONE Group Hospitality, Inc.(1)	4	20
OneSpaWorld Holdings Ltd.(1)	15	167
Oxford Industries, Inc.	2	199
Papa John’s International, Inc.	108	7,379
Patrick Industries, Inc.(2)	0	36
Peloton Interactive, Inc. - Class A(1)	47	236
Planet Fitness, Inc. - Class A(1)	354	17,404
PlayAGS, Inc.(1)	6	42
Polaris, Inc.	1	72
Pool Corp.	60	21,215
Portillo’s, Inc. - Class A(1)	8	125
Potbelly Corp.(1)	5	40
Qurate Retail, Inc. - Class B(1)	1	6
Ralph Lauren Corp. - Class A	46	5,330
RCI Hospitality Holdings, Inc.	1	91
Red Robin Gourmet Burgers, Inc.(1)	3	22
Red Rock Resorts, Inc. - Class A	5	189
Rent the Runway, Inc. - Class A(1)	1	1
Revolve Group, Inc. - Class A(1)	7	98
RH(1)	19	5,133
Rocky Brands, Inc.(2)	0	1

Ross Stores, Inc.	46	5,152
Rover Group, Inc. - Class A(1)	17	106
Royal Caribbean Cruises Ltd.(1)	10	949
Rush Street Interactive, Inc.(1)	12	53
Sabre Corp.(1)	15	67
Sally Beauty Holdings, Inc.(1)	18	152
Savers Value Village, Inc.(1)	2	43
SeaWorld Entertainment, Inc.(1)	6	285
Service Corp. International	8	447
Shake Shack, Inc. - Class A(1)	45	2,609
Six Flags Entertainment Corp.(1)	10	244
Skechers USA, Inc. - Class A(1)	1	70
Skyline Champion Corp.(1)	119	7,599
Sleep Number Corp.(1)	2	49
Solo Brands, Inc. - Class A(1)	3	14
Sonos, Inc.(1)	23	293
Steven Madden Ltd.	230	7,292
Stitch Fix, Inc. - Class A(1)	7	25
Stoneridge, Inc.(1)	1	19
Stride, Inc.(1)	8	341
Sturm Ruger & Co., Inc.	3	151
Super Group SGHC Ltd.(1)	25	93
Sweetgreen, Inc. - Class A(1)	167	1,965
Tapestry, Inc.	2	63
Target Hospitality Corp.(1)	5	87
Tempur Sealy International, Inc.	5	211
Texas Roadhouse, Inc. - Class A	119	11,471
ThredUp, Inc. - Class A(1)	3	11
TopBuild Corp.(1)	27	6,800
Torrid Holdings, Inc.(1)	3	6
Tractor Supply Co.	155	31,477
Travel + Leisure Co.	5	179
Udemy, Inc.(1)	16	148
Ulta Beauty, Inc.(1)	65	26,115
Under Armour, Inc. - Class C(1)	1,103	7,035
Universal Technical Institute, Inc.(1)	1	8
Upbound Group, Inc.	9	273
Urban Outfitters, Inc.(1)	4	128
Vail Resorts, Inc.	1	128
Valvoline, Inc.	6	198
Victoria’s Secret & Co.(1)	5	84
Visteon Corp.(1)	78	10,728
Vizio Holding Corp. - Class A(1)	13	70
Warby Parker, Inc. - Class A(1)	15	197
Wayfair, Inc. - Class A(1)	150	9,112
Wendy’s Co.	25	509
Williams-Sonoma, Inc.	1	190
Wingstop, Inc.	155	27,839
Winmark Corp.	20	7,339
Wolverine World Wide, Inc.	13	103
Wyndham Hotels & Resorts, Inc.	1	61
Wynn Resorts Ltd.	1	85
XPEL, Inc.(1)	4	312
Xponential Fitness, Inc. - Class A(1)	4	61
YETI Holdings, Inc.(1)	125	6,018
Yum! Brands, Inc.	36	4,473

Total Consumer Discretionary		638,491

Consumer Staples – 5.16%
Albertsons Companies, Inc. - Class A	5	117
Beauty Health Co.(1)	15	91
BellRing Brands, Inc.(1)	1,082	44,612
Beyond Meat, Inc.(1)	11	103
BJ’s Wholesale Club Holdings, Inc.(1)	205	14,619
Boston Beer Co., Inc. - Class A(1)	1	488
BRC, Inc. - Class A(1)	6	22
Brown-Forman Corp. - Class A	5	318
Brown-Forman Corp. - Class B	364	21,022
Calavo Growers, Inc.	3	81
Cal-Maine Foods, Inc.	6	314
Casey’s General Stores, Inc.	1	210
Celsius Holdings, Inc.(1)	294	50,515
Chefs’ Warehouse, Inc.(1)	6	136
Church & Dwight Co., Inc.	32	2,926

Clorox Co.	183	23,990
Coca-Cola Consolidated, Inc.	1	550
Dole Plc	7	82
Duckhorn Portfolio, Inc.(1)	1	15
elf Beauty, Inc.(1)	138	15,165
Energizer Holdings, Inc.	13	414
Freshpet, Inc.(1)	471	31,062
Grocery Outlet Holding Corp.(1)	293	8,446
Herbalife Ltd.(1)	13	183
Hormel Foods Corp.	739	28,104
Hostess Brands, Inc. - Class A(1)	4	147
Ingredion, Inc.	64	6,332
Inter Parfums, Inc.	90	12,030
Ispire Technology, Inc.(1)	1	5
J&J Snack Foods Corp.	3	442
J.M. Smucker Co.	152	18,682
John B Sanfilippo & Son, Inc.	2	156
Lamb Weston Holdings, Inc.	162	14,972
Lancaster Colony Corp.	4	579
McCormick & Co., Inc.	297	22,465
Medifast, Inc.	2	148
MGP Ingredients, Inc.	114	12,077
Mission Produce, Inc.(1)	1	12
Molson Coors Beverage Co. - Class B	173	11,001
National Beverage Corp.(1)	4	201
Oil-Dri Corp. of America(2)	0	14
Performance Food Group Co.(1)	11	625
PriceSmart, Inc.	3	243
Primo Water Corp.	4	55
Simply Good Foods Co.(1)	16	562
Sovos Brands, Inc.(1)	9	206
Sprouts Farmers Market, Inc.(1)	19	799
SunOpta, Inc.(1)	16	54
Thorne HealthTech, Inc.(1)	1	14
TreeHouse Foods, Inc.(1)	1	52
Turning Point Brands, Inc.	3	74
USANA Health Sciences, Inc.(1)	2	120
Utz Brands, Inc.	13	172
Vector Group Ltd.	5	52
Vita Coco Co., Inc.(1)	5	135
Vital Farms, Inc.(1)	5	62
WD-40 Co.	34	6,837
Westrock Coffee Co.(1)	5	48
Zevia PBC - Class A(1)	3	6

Total Consumer Staples		352,964

Energy – 3.08%
Antero Midstream Corp.	16	194
APA Corp.	40	1,648
Archrock, Inc.	4	55
Atlas Energy Solutions, Inc. - Class A(2)	0	11
Borr Drilling Ltd.(1)	40	281
Cactus, Inc. - Class A	143	7,166
Callon Petroleum Co.(1)	88	3,448
Cameco Corp.	826	32,751
ChampionX Corp.	508	18,083
Cheniere Energy, Inc.	35	5,858
Core Laboratories, Inc.	3	64
Coterra Energy, Inc.	184	4,965
Crescent Energy Co. - Class A	3	38
CVR Energy, Inc.	5	174
Denbury, Inc.(1)	9	896
DMC Global, Inc.(1)	1	26
Dorian LPG Ltd.	3	98
Empire Petroleum Corp.(1)	2	23
Energy Fuels, Inc.(1)	25	202
Enerplus Corp.	830	14,628
Enviva, Inc.	6	43
Equitrans Midstream Corp.	23	216
Evolution Petroleum Corp.	5	37
Excelerate Energy, Inc. - Class A	2	42
Expro Group Holdings NV(1)	6	139
FLEX LNG Ltd.	4	112
Golar LNG Ltd.	1	27

Halliburton Co.	26	1,062
Hess Corp.	23	3,462
HighPeak Energy, Inc.	2	33
Kinetik Holdings, Inc. - Class A(2)	0	15
Kodiak Gas Services, Inc.(1)	1	16
Kosmos Energy Ltd.(1)	82	673
Liberty Energy, Inc. - Class A	2	34
Magnolia Oil & Gas Corp. - Class A	457	10,477
Matador Resources Co.	133	7,928
Nabors Industries Ltd.(1)	2	185
New Fortress Energy, Inc. - Class A	9	307
NextDecade Corp.(1)	6	29
Noble Corp. Plc	361	18,306
Northern Oil & Gas, Inc.	13	520
Oceaneering International, Inc.(1)	18	466
ONEOK, Inc.	4	227
Ovintiv, Inc.	17	787
Par Pacific Holdings, Inc.(1)	4	142
Patterson-UTI Energy, Inc.	4	51
Permian Resources Corp. - Class A	304	4,244
Pioneer Natural Resources Co.	17	3,898
ProFrac Holding Corp. - Class A(1)	1	11
REX American Resources Corp.(1)	1	35
Riley Exploration Permian, Inc.	2	49
SilverBow Resources, Inc.(1)(2)	0	13
Sitio Royalties Corp. - Class A	7	158
Solaris Oilfield Infrastructure, Inc. - Class A	1	6
Southwestern Energy Co.(1)	1,193	7,692
Targa Resources Corp.	33	2,790
TechnipFMC Plc	1,923	39,104
Tellurian, Inc.(1)	6	7
TETRA Technologies, Inc.(1)	22	143
Texas Pacific Land Corp.	1	1,535
Tidewater, Inc.(1)	100	7,104
VAALCO Energy, Inc.	2	10
Valaris Ltd.(1)	11	827
Vertex Energy, Inc.(1)	12	53
W&T Offshore, Inc.(1)	18	81
Weatherford International Plc(1)	77	6,993

Total Energy		210,698

Financials – 10.24%
AlTi Global, Inc.(1)	4	26
Ameriprise Financial, Inc.	15	5,043
AMERISAFE, Inc.	70	3,527
Apollo Global Management, Inc.	76	6,819
Arch Capital Group Ltd.(1)	7	583
Ares Management Corp. - Class A	23	2,397
Arthur J. Gallagher & Co.	206	47,013
Artisan Partners Asset Management, Inc. - Class A	6	243
Assetmark Financial Holdings, Inc.(1)	4	98
Atlanticus Holdings Corp.(1)(2)	0	4
Avantax, Inc.(1)	6	158
AvidXchange Holdings, Inc.(1)	25	234
Axos Financial, Inc.(1)	1	45
B. Riley Financial, Inc.	3	141
BancFirst Corp.	1	51
Bancorp, Inc.(1)	10	328
Bank of NT Butterfield & Son Ltd.	1	25
Bank7 Corp.(2)	0	8
BayCom Corp.(2)	0	8
BGC Group, Inc. - Class A	28	145
Block, Inc. - Class A(1)	29	1,299
Blue Owl Capital, Inc. - Class A	10	127
Brighthouse Financial, Inc.(1)	1	47
Brightsphere Investment Group, Inc.	3	49
Brown & Brown, Inc.	14	944
BRP Group, Inc. - Class A(1)	11	252
Burke & Herbert Financial Services Corp.(2)	0	7
Cantaloupe, Inc.(1)	7	43
Capital City Bank Group, Inc.	1	28
Cass Information Systems, Inc.	2	84
Citizens Financial Services, Inc.(2)	0	9
Coastal Financial Corp.(1)	2	88

Cohen & Steers, Inc.	166	10,438
Columbia Banking System, Inc.	333	6,769
Columbia Financial, Inc.(1)	2	36
Crawford & Co. - Class A	3	24
Cullen/Frost Bankers, Inc.	214	19,513
Diamond Hill Investment Group, Inc.	1	91
Donnelley Financial Solutions, Inc.(1)	3	176
eHealth, Inc.(1)	2	12
Encore Capital Group, Inc.(1)	28	1,354
Equitable Holdings, Inc.	52	1,484
Esquire Financial Holdings, Inc.	1	51
Euronet Worldwide, Inc.(1)	52	4,121
Evercore, Inc. - Class A	50	6,844
Everest Group Ltd.	166	61,615
EVERTEC, Inc.	12	435
FactSet Research Systems, Inc.	68	29,550
Federal Agricultural Mortgage Corp. - Class C(2)	0	48
Fidelis Insurance Holdings Ltd.(1)	1	10
First Bancorp	2	33
First Citizens BancShares, Inc. - Class A(2)	0	236
First Financial Bankshares, Inc.	24	596
First Interstate BancSystem, Inc. - Class A	264	6,579
First Merchants Corp.	188	5,242
FirstCash Holdings, Inc.	274	27,456
Five Star Bancorp	1	25
FleetCor Technologies, Inc.(1)	10	2,484
Flywire Corp.(1)	532	16,961
FS Bancorp, Inc.(2)	0	7
GCM Grosvenor, Inc. - Class A	7	54
Global Payments, Inc.	249	28,704
Goosehead Insurance, Inc. - Class A(1)	4	290
Greene County Bancorp, Inc.	1	17
Hamilton Lane, Inc. - Class A	4	354
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1	30
HCI Group, Inc.	1	62
HomeTrust Bancshares, Inc.	1	17
Houlihan Lokey, Inc. - Class A	132	14,174
I3 Verticals, Inc. - Class A(1)	4	84
International Money Express, Inc.(1)	6	96
Investors Title Co.(2)	0	5
Jack Henry & Associates, Inc.	3	505
Kingsway Financial Services, Inc.(1)	2	13
Kinsale Capital Group, Inc.	91	37,622
KKR & Co., Inc. - Class Miscella	23	1,428
Lakeland Financial Corp.	49	2,326
Lemonade, Inc.(1)	2	18
LendingTree, Inc.(1)	1	8
Lincoln National Corp.	2	56
LPL Financial Holdings, Inc.	54	12,726
MarketAxess Holdings, Inc.	71	15,081
Marqeta, Inc. - Class A(1)	12	70
Metropolitan Bank Holding Corp.(1)(2)	0	7
Moelis & Co. - Class A	6	268
Morningstar, Inc.	4	872
MSCI, Inc. - Class A	51	26,078
MVB Financial Corp.(2)	0	4
NBT Bancorp, Inc.	168	5,339
NerdWallet, Inc. - Class A(1)	6	54
NMI Holdings, Inc. - Class A(1)	1	28
Northern Trust Corp.	247	17,162
NU Holdings Ltd. - Class A(1)	2,313	16,767
Open Lending Corp. - Class A(1)	16	118
Oscar Health, Inc. - Class A(1)	2	13
P10, Inc. - Class A	7	82
Pagseguro Digital Ltd. - Class A(1)	22	188
Palomar Holdings, Inc. - Class A(1)	122	6,212
Pathward Financial, Inc.	1	67
Patria Investments Ltd. - Class A	10	148
Payoneer Global, Inc.(1)	1,322	8,092
Paysign, Inc.(1)	6	11
PennyMac Financial Services, Inc.(2)	0	21
Perella Weinberg Partners - Class A	8	79
Piper Sandler Companies	57	8,287

PJT Partners, Inc. - Class A	151	12,006
Plumas Bancorp(2)	0	8
Primerica, Inc.	3	670
Priority Technology Holdings, Inc.(1)	3	10
PROG Holdings, Inc.(1)	2	57
Regional Management Corp.(2)	0	10
Remitly Global, Inc.(1)	23	592
RenaissanceRe Holdings Ltd.	2	385
RLI Corp.	1	174
Rocket Companies, Inc. - Class A(1)	6	52
Ryan Specialty Holdings, Inc. - Class A(1)	1,247	60,362
Sculptor Capital Management, Inc. - Class A	2	26
Selective Insurance Group, Inc.	109	11,263
ServisFirst Bancshares, Inc.	3	163
Shift4 Payments, Inc. - Class A(1)	139	7,713
Silvercrest Asset Management Group, Inc. - Class A	2	28
SiriusPoint Ltd.(1)	2	18
Skyward Specialty Insurance Group, Inc.(1)	1	33
SLM Corp.	13	174
Stellar Bancorp, Inc.	1	13
StepStone Group, Inc. - Class A	10	309
Stock Yards Bancorp, Inc.	4	172
StoneCo Ltd. - Class A(1)	32	341
StoneX Group, Inc.(1)(2)	0	36
Third Coast Bancshares, Inc.(1)(2)	0	4
Tiptree, Inc.	1	22
Toast, Inc. - Class A(1)	1,726	32,334
TPG, Inc. - Class A	3	80
Tradeweb Markets, Inc. - Class A	934	74,900
Trupanion, Inc.(1)	7	202
Universal Insurance Holdings, Inc.	1	14
Upstart Holdings, Inc.(1)	50	1,428
UWM Holdings Corp.	5	24
Value Line, Inc.(2)	0	6
Victory Capital Holdings, Inc. - Class A	5	152
Virtus Investment Partners, Inc.(2)	0	40
Westamerica BanCorp	1	60
Western Union Co.	8	105
WEX, Inc.(1)	46	8,680
Willis Towers Watson Plc	2	401
Wintrust Financial Corp.	51	3,879
WisdomTree, Inc.	25	173
World Acceptance Corp.(1)(2)	0	7
WSFS Financial Corp.	198	7,221
XP, Inc. - Class A	4	92

Total Financials		700,139

Healthcare – 19.82%
10X Genomics, Inc. - Class A(1)	13	547
4D Molecular Therapeutics, Inc.(1)(2)	0	6
89bio, Inc.(1)	170	2,625
Abcam Plc - ADR(1)	451	10,216
Acadia Healthcare Co., Inc.(1)	264	18,527
ACADIA Pharmaceuticals, Inc.(1)	22	453
Accolade, Inc.(1)	11	120
Accuray, Inc.(1)	15	42
ACELYRIN, Inc.(1)	3	27
Aclaris Therapeutics, Inc.(1)	13	87
Actinium Pharmaceuticals, Inc.(1)	4	25
AdaptHealth Corp. - Class A(1)	9	81
Adaptive Biotechnologies Corp.(1)	15	80
Addus HomeCare Corp.(1)	1	115
ADMA Biologics, Inc.(1)	21	74
Aduro Bioteech, Inc.(1)(4)	5	13
Aerovate Therapeutics, Inc.(1)	2	29
Agenus, Inc.(1)	10	11
Agilent Technologies, Inc.	35	3,917
Agiliti, Inc.(1)	4	28
agilon health, Inc.(1)	947	16,826
AirSculpt Technologies, Inc.(1)	2	16
Akero Therapeutics, Inc.(1)	64	3,251
Akoya Biosciences, Inc.(1)	4	20
Aldeyra Therapeutics, Inc.(1)	9	59
Alector, Inc.(1)	11	74

Align Technology, Inc.(1)	94	28,742
Alignment Healthcare, Inc.(1)	15	104
Alkermes Plc(1)	30	833
Alnylam Pharmaceuticals, Inc.(1)	52	9,285
Alphatec Holdings, Inc.(1)	6	78
Alpine Immune Sciences, Inc.(1)	3	34
Amicus Therapeutics, Inc.(1)	749	9,112
AMN Healthcare Services, Inc.(1)	7	609
Amphastar Pharmaceuticals, Inc.(1)	7	315
Amylyx Pharmaceuticals, Inc.(1)	9	167
AnaptysBio, Inc.(1)	3	48
Anavex Life Sciences Corp.(1)	13	85
ANI Pharmaceuticals, Inc.(1)	2	116
Apellis Pharmaceuticals, Inc.(1)	194	7,395
Apogee Therapeutics, Inc.(1)	2	34
Apollo Medical Holdings, Inc.(1)	8	238
Arbutus Biopharma Corp.(1)	13	27
Arcellx, Inc.(1)	7	244
Arcturus Therapeutics Holdings, Inc.(1)(2)	0	9
Arcus Biosciences, Inc.(1)	3	50
Arcutis Biotherapeutics, Inc.(1)	9	48
Ardelyx, Inc.(1)	25	100
Argenx SE - ADR(1)	162	79,815
Arrowhead Pharmaceuticals, Inc.(1)	18	488
ARS Pharmaceuticals, Inc.(1)	1	3
Artivion, Inc.(1)	1	16
Arvinas, Inc.(1)	8	166
Ascendis Pharma - ADR(1)	372	34,843
Astria Therapeutics, Inc.(1)	4	33
Atara Biotherapeutics, Inc.(1)	1	2
AtriCure, Inc.(1)	70	3,060
Atrion Corp.(2)	0	102
Aurinia Pharmaceuticals, Inc.(1)	24	189
Aveanna Healthcare Holdings, Inc.(1)	3	4
Avid Bioservices, Inc.(1)	11	106
Avita Medical, Inc.(1)	5	69
Axogen, Inc.(1)	8	39
Axonics, Inc.(1)	9	496
Axsome Therapeutics, Inc.(1)	6	441
Azenta, Inc.(1)	92	4,602
Beam Therapeutics, Inc.(1)	11	272
Beyond Air, Inc.(1)	6	13
BioCryst Pharmaceuticals, Inc.(1)	25	179
BioLife Solutions, Inc.(1)	6	78
BioMarin Pharmaceutical, Inc.(1)	3	283
Biomea Fusion, Inc.(1)	4	52
BioNTech SE - ADR(1)	111	12,074
Biote Corp. - Class A(1)	1	5
Bio-Techne Corp.	482	32,832
BioVie, Inc. - Class A(1)	1	3
Bioxcel Therapeutics, Inc.(1)	3	8
Blueprint Medicines Corp.(1)	11	548
Bridgebio Pharma, Inc.(1)	142	3,746
Bright Green Corp.(1)	11	4
Bruker Corp.	16	966
Cabaletta Bio, Inc.(1)	5	84
Cano Health, Inc.(1)	4	1
Cardinal Health, Inc.	19	1,647
Cassava Sciences, Inc.(1)	7	120
Castle Biosciences, Inc.(1)	2	28
Catalent, Inc.(1)	104	4,746
Catalyst Pharmaceuticals, Inc.(1)	18	211
Celldex Therapeutics, Inc.(1)	2	58
Cencora, Inc. - Class A	24	4,242
Cerevel Therapeutics Holdings, Inc.(1)	11	242
Certara, Inc.(1)	6	91
Cerus Corp.(1)	31	51
Chemed Corp.	2	799
Chinook Therapeutics, Inc.(1)	3	1
ClearPoint Neuro, Inc.(1)	4	19
Codexis, Inc.(1)	2	3
Cogent Biosciences, Inc.(1)	8	77
Coherus Biosciences, Inc.(1)	15	55

Collegium Pharmaceutical, Inc.(1)	6	139
Compass Therapeutics, Inc.(1)	2	3
CONMED Corp.	100	10,075
Cooper Companies, Inc.	58	18,445
Corcept Therapeutics, Inc.(1)	14	390
CorMedix, Inc.(1)	9	32
CorVel Corp.(1)	2	310
Crinetics Pharmaceuticals, Inc.(1)	632	18,810
Cross Country Healthcare, Inc.(1)	1	26
CryoPort, Inc.(1)	6	84
Cue Biopharma, Inc.(1)	6	14
Cutera, Inc.(1)(2)	0	2
CVRx, Inc.(1)	2	26
Cymabay Therapeutics, Inc.(1)	305	4,554
Cytek Biosciences, Inc.(1)	22	120
Cytokinetics, Inc.(1)	15	452
DaVita, Inc.(1)	8	749
Day One Biopharmaceuticals, Inc.(1)	10	126
Deciphera Pharmaceuticals, Inc.(1)	3	40
Definitive Healthcare Corp. - Class A(1)	520	4,157
Denali Therapeutics, Inc.(1)	21	435
Dentsply Sirona, Inc.	558	19,061
DexCom, Inc.(1)	762	71,090
Discount Medicine, Inc. - Class A(1)	46	2,143
DocGo, Inc.(1)	14	73
Doximity, Inc. - Class A(1)	8	163
Dynavax Technologies Corp. - Class A(1)	20	288
Dyne Therapeutics, Inc.(1)	2	19
Edwards Lifesciences Corp.(1)	399	27,643
Embecta Corp.	1	16
Enanta Pharmaceuticals, Inc.(1)	1	6
Encompass Health Corp.	1	65
Ensign Group, Inc.	10	911
Evolent Health, Inc. - Class A(1)	252	6,856
Evolus, Inc.(1)	8	70
Exact Sciences Corp.(1)	508	34,652
Exelixis, Inc.(1)	530	11,577
Eyenovia, Inc.(1)	5	8
EyePoint Pharmaceuticals, Inc.(1)	2	20
Fennec Pharmaceuticals, Inc.(1)	1	6
Foghorn Therapeutics, Inc.(1)	4	18
Genelux Corp.(1)	1	20
Geron Corp.(1)	68	144
Glaukos Corp.(1)	123	9,228
Globus Medical, Inc. - Class A(1)	247	12,257
GTX, Inc.(1)(2)(4)	0	0
Guardant Health, Inc.(1)	20	601
Haemonetics Corp.(1)	50	4,516
Halozyme Therapeutics, Inc.(1)	773	29,540
Harmony Biosciences Holdings, Inc.(1)	6	191
Harrow, Inc.(1)	5	75
Harvard Bioscience, Inc.(1)	8	34
Health Catalyst, Inc.(1)	5	54
HealthEquity, Inc.(1)	241	17,629
HealthStream, Inc.	2	42
Heron Therapeutics, Inc.(1)	21	22
HilleVax, Inc.(1)	1	12
Hims & Hers Health, Inc.(1)	22	138
Hologic, Inc.(1)	121	8,413
Horizon Therapeutics Plc(1)	29	3,330
Humacyte, Inc.(1)	10	28
ICON Plc(1)	65	15,940
Ideaya Biosciences, Inc.(1)	6	171
IDEXX Laboratories, Inc.(1)	60	26,312
Illumina, Inc.(1)	29	3,988
Immuneering Corp. - Class A(1)	3	26
ImmunityBio, Inc.(1)	16	27
ImmunoGen, Inc.(1)	25	397
Immunovant, Inc.(1)	119	4,553
Inari Medical, Inc.(1)	9	584
Incyte Corp.(1)	20	1,147
InfuSystem Holdings, Inc.(1)	3	29
Inhibrx, Inc.(1)	4	77

Inmode Ltd.(1)	14	421
Innovage Holding Corp.(1)	3	20
Innoviva, Inc.(1)	1	10
Insmed, Inc.(1)	24	597
Inspire Medical Systems, Inc.(1)	93	18,544
Insulet Corp.(1)	10	1,605
Integra LifeSciences Holdings Corp.(1)	186	7,100
Intellia Therapeutics, Inc.(1)	2	70
Intercept Pharmaceuticals, Inc.(1)	7	135
Intra-Cellular Therapies, Inc.(1)	17	876
Invitae Corp.(1)	40	24
Ionis Pharmaceuticals, Inc.(1)	18	804
IQVIA Holdings, Inc.(1)	25	4,894
iRadimed Corp.	1	59
iRhythm Technologies, Inc.(1)	218	20,504
Ironwood Pharmaceuticals, Inc. - Class A(1)	10	96
Jazz Pharmaceuticals Plc(1)	5	591
Joint Corp.(1)	3	23
Karuna Therapeutics, Inc.(1)	33	5,518
Karyopharm Therapeutics, Inc.(1)	20	27
Keros Therapeutics, Inc.(1)	4	129
KORU Medical Systems, Inc.(1)	6	16
Krystal Biotech, Inc.(1)	52	6,086
Kymera Therapeutics, Inc.(1)	7	95
Lantheus Holdings, Inc.(1)	70	4,855
LeMaitre Vascular, Inc.	4	193
Lexicon Pharmaceuticals, Inc.(1)	7	8
LifeStance Health Group, Inc.(1)	11	74
Ligand Pharmaceuticals, Inc.(1)	57	3,388
Lineage Cell Therapeutics, Inc.(1)	22	26
Liquidia Corp.(1)	7	41
LivaNova Plc(1)	59	3,101
Longboard Pharmaceuticals, Inc.(1)	1	5
MacroGenics, Inc.(1)	4	20
Madrigal Pharmaceuticals, Inc.(1)	2	357
MannKind Corp.(1)	38	156
Maravai LifeSciences Holdings, Inc. - Class A(1)	9	92
Marinus Pharmaceuticals, Inc.(1)	9	76
Masimo Corp.(1)	6	552
MaxCyte, Inc.(1)	1	4
Medpace Holdings, Inc.(1)	40	9,723
MeiraGTx Holdings Plc(1)	4	21
Merit Medical Systems, Inc.(1)	10	704
Merrimack Pharmaceuticals, Inc.(1)	2	27
Mersana Therapeutics, Inc.(1)	11	14
Mesa Laboratories, Inc.	77	8,101
Mettler-Toledo International, Inc.(1)	23	25,688
Mineralys Therapeutics, Inc.(1)	1	7
Mirum Pharmaceuticals, Inc.(1)	4	140
ModivCare, Inc.(1)	2	69
Molina Healthcare, Inc.(1)	5	1,505
MoonLake Immunotherapeutics - Class A(1)	55	3,131
Morphic Holding, Inc.(1)	5	125
NanoString Technologies, Inc.(1)	8	14
Nano-X Imaging Ltd.(1)	1	5
Natera, Inc.(1)	199	8,803
National Research Corp.	3	114
Neogen Corp.(1)	266	4,936
NeoGenomics, Inc.(1)	2	24
Neurocrine Biosciences, Inc.(1)	152	17,117
Nevro Corp.(1)	2	46
NextGen Healthcare, Inc.(1)	6	134
Novavax, Inc.(1)	13	91
Novocure Ltd.(1)	15	245
Nuvalent, Inc. - Class A(1)	64	2,951
Nuvectis Pharma, Inc.(1)	2	19
Ocular Therapeutix, Inc.(1)	14	44
Omega Therapeutics, Inc.(1)	4	9
Omeros Corp.(1)	4	13
OmniAb, Inc. - Class CR3(1)(2)(4)(5)	19	—
OmniAb, Inc. - Class CR4(1)(2)(4)(5)	19	—
Omnicell, Inc.(1)	138	6,220
Opthea Ltd. - ADR(1)(4)	166	281

OptimizeRx Corp.(1)	3	25
Optinose, Inc.(1)	12	15
Option Care Health, Inc.(1)	31	988
Orchestra BioMed Holdings, Inc.(1)	2	21
Organogenesis Holdings, Inc. - Class A(1)	2	5
OrthoPediatrics Corp.(1)	3	83
Outlook Therapeutics, Inc.(1)	27	6
Outset Medical, Inc.(1)	9	97
P3 Health Partners, Inc.(1)	7	11
Pacific Biosciences of California, Inc.(1)	172	1,434
Pacira BioSciences, Inc.(1)	172	5,264
Paragon 28, Inc.(1)	8	96
Patterson Companies, Inc.	3	104
PDS Biotechnology Corp.(1)	5	24
Pennant Group, Inc.(1)	5	57
Penumbra, Inc.(1)	39	9,413
PepGen, Inc.(1)(2)	0	2
PetIQ, Inc. - Class A(1)	4	80
Phathom Pharmaceuticals, Inc.(1)	2	16
Phibro Animal Health Corp. - Class A	1	12
Phreesia, Inc.(1)	9	172
Pliant Therapeutics, Inc.(1)	10	177
Prestige Consumer Healthcare, Inc.(1)	201	11,474
Prime Medicine, Inc.(1)	7	66
Privia Health Group, Inc.(1)	20	457
PROCEPT BioRobotics Corp.(1)	104	3,401
Progyny, Inc.(1)	14	480
ProKidney Corp. - Class A(1)	2	9
Protagonist Therapeutics, Inc.(1)	6	108
Prothena Corp. Plc(1)	7	359
PTC Therapeutics, Inc.(1)	10	231
Pulmonx Corp.(1)	355	3,669
Quanterix Corp.(1)	1	29
Quipt Home Medical Corp.(1)	7	34
RadNet, Inc.(1)	11	300
RAPT Therapeutics, Inc.(1)	4	65
Reneo Pharmaceuticals, Inc.(1)	1	8
Repligen Corp.(1)	387	61,513
ResMed, Inc.	63	9,274
Revance Therapeutics, Inc.(1)	15	169
REVOLUTION Medicines, Inc.(1)	114	3,149
Rhythm Pharmaceuticals, Inc.(1)	9	213
Rigel Pharmaceuticals, Inc.(1)	25	27
Rocket Pharmaceuticals, Inc.(1)	9	184
Roivant Sciences Ltd.(1)	339	3,957
RxSight, Inc.(1)	45	1,251
Sage Therapeutics, Inc.(1)	9	183
Sagimet Biosciences, Inc. - Class A(1)(2)	0	4
Sana Biotechnology, Inc.(1)	1	5
Sanara Medtech, Inc.(1)	1	20
Sarepta Therapeutics, Inc.(1)	69	8,366
Savara, Inc.(1)	2	6
Schrodinger, Inc.(1)	110	3,100
Scilex Holding Co.(1)	1	2
scPharmaceuticals, Inc.(1)	6	41
Seagen, Inc.(1)	20	4,336
Select Medical Holdings Corp.	19	473
Selecta Biosciences, Inc.(1)	5	5
Semler Scientific, Inc.(1)	1	22
Seres Therapeutics, Inc.(1)	12	28
Sharecare, Inc.(1)	3	3
Shockwave Medical, Inc.(1)	132	26,257
SI-BONE, Inc.(1)	6	134
SIGA Technologies, Inc.	9	47
Sight Sciences, Inc.(1)	4	13
Silk Road Medical, Inc.(1)	7	104
Simulations Plus, Inc.	3	122
Sotera Health Co.(1)	10	150
SpringWorks Therapeutics, Inc.(1)	10	241
STAAR Surgical Co.(1)	9	349
STERIS Plc	155	34,010
Structure Therapeutics, Inc. - ADR(1)	162	8,160
Summit Therapeutics, Inc.(1)	20	38

Supernus Pharmaceuticals, Inc.(1)	222	6,131
Surgery Partners, Inc.(1)	215	6,291
Surmodics, Inc.(1)	2	78
Syndax Pharmaceuticals, Inc.(1)	10	146
Tactile Systems Technology, Inc.(1)	4	57
Tandem Diabetes Care, Inc.(1)	114	2,368
Tela Bio, Inc.(1)	3	22
Terns Pharmaceuticals, Inc.(1)	5	25
TG Therapeutics, Inc.(1)	24	204
TransMedics Group, Inc.(1)	98	5,364
Travere Therapeutics, Inc. - Class Preferre(1)	12	109
Treace Medical Concepts, Inc.(1)	8	107
Turnstone Biologics Corp.(1)	1	4
Tyra Biosciences, Inc.(1)	1	12
UFP Technologies, Inc.(1)	1	210
Ultragenyx Pharmaceutical, Inc.(1)	10	348
UroGen Pharma Ltd.(1)	3	42
US Physical Therapy, Inc.	3	241
Utah Medical Products, Inc.	1	49
Vaxcyte, Inc.(1)	407	20,745
Vaxxinity, Inc. - Class A(1)	8	10
Veeva Systems, Inc. - Class A(1)	604	122,923
Ventyx Biosciences, Inc.(1)	90	3,129
Vera Therapeutics, Inc. - Class A(1)	3	40
Vericel Corp.(1)	148	4,957
Verrica Pharmaceuticals, Inc.(1)	4	14
Vicarious Surgical, Inc. - Class A(1)	6	4
Viemed Healthcare, Inc.(1)	6	39
Viking Therapeutics, Inc.(1)	17	190
Vir Biotechnology, Inc.(1)	1	7
Viridian Therapeutics, Inc.(1)	6	93
Voyager Therapeutics, Inc.(1)	6	43
Waters Corp.(1)	124	33,869
West Pharmaceutical Services, Inc.	196	73,723
X4 Pharmaceuticals, Inc.(1)	11	12
Xencor, Inc.(1)	6	115
Xenon Pharmaceuticals, Inc.(1)	608	20,773
Xeris Biopharma Holdings, Inc.(1)	24	45
Y-mAbs Therapeutics, Inc.(1)	3	17
Zentalis Pharmaceuticals, Inc.(1)	10	210
Zynex, Inc.(1)	3	27

Total Healthcare		1,355,207

Industrials – 19.87%
374Water, Inc.(1)	10	13
AAON, Inc.	160	9,090
AAR Corp.(1)	141	8,420
ACV Auctions, Inc. - Class A(1)	23	349
Advanced Drainage Systems, Inc.	86	9,735
Aerovironment, Inc.(1)	101	11,312
Alamo Group, Inc.	2	313
Albany International Corp. - Class A	110	9,529
Allegiant Travel Co. - Class A(2)	0	23
Allegion Plc	12	1,232
Allient, Inc.	2	75
Allison Transmission Holdings, Inc.	1	77
Alta Equipment Group, Inc.	4	49
Ameresco, Inc. - Class A(1)	104	3,994
American Airlines Group, Inc.(1)	35	454
American Woodmark Corp.(1)(2)	0	11
AMETEK, Inc.	357	52,751
Amprius Technologies, Inc.(1)	1	4
AO Smith Corp.	146	9,638
API Group Corp.(1)	25	657
Apogee Enterprises, Inc.	1	70
Applied Industrial Technologies, Inc.	48	7,447
ArcBest Corp.	2	174
Aris Water Solutions, Inc. - Class A(2)	0	4
Armstrong World Industries, Inc.	2	137
Array Technologies, Inc.(1)	27	604
ASGN, Inc.(1)	2	186
Asure Software, Inc.(1)	1	7
Atkore, Inc.(1)	38	5,679
Avis Budget Group, Inc.(1)	1	182

Axon Enterprise, Inc.(1)	207	41,222
AZEK Co., Inc. - Class A(1)	676	20,091
Babcock & Wilcox Enterprises, Inc.(1)	1	4
Barrett Business Services, Inc.	1	103
Beacon Roofing Supply, Inc.(1)	121	9,331
Blink Charging Co.(1)	6	18
Bloom Energy Corp. - Class A(1)	298	3,954
Booz Allen Hamilton Holding Corp. - Class A	19	2,065
Bowman Consulting Group Ltd. - Class A(1)	2	48
Brink’s Co.	8	602
Broadridge Financial Solutions, Inc.	14	2,553
Brookfield Business Corp. - Class A	5	86
Builders FirstSource, Inc.(1)	77	9,542
BWX Technologies, Inc.	2	170
CACI International, Inc. - Class A(1)	23	7,148
Cadre Holdings, Inc.	3	93
Casella Waste Systems, Inc. - Class A(1)	10	769
CBIZ, Inc.(1)	9	448
Ceridian HCM Holding, Inc.(1)	336	22,801
CH Robinson Worldwide, Inc.	13	1,125
ChargePoint Holdings, Inc.(1)	44	218
Chart Industries, Inc.(1)	209	35,327
Cimpress Plc(1)	2	125
Cintas Corp.	11	5,400
CIRCOR International, Inc.(1)	3	181
Clean Harbors, Inc.(1)	146	24,448
Comfort Systems USA, Inc.	26	4,475
Commercial Vehicle Group, Inc.(1)	1	5
Concrete Pumping Holdings, Inc.(1)	2	21
Construction Partners, Inc. - Class A(1)	7	261
Copart, Inc.(1)	125	5,392
Core & Main, Inc. - Class A(1)	372	10,739
CRA International, Inc.	1	124
CSG Systems International, Inc.	6	291
CSW Industrials, Inc.	3	486
Curtiss-Wright Corp.	74	14,501
Custom Truck One Source, Inc.(1)	10	61
Daseke, Inc.(1)	7	38
Delta Air Lines, Inc.	5	176
Distribution Solutions Group, Inc.(1)	1	35
Donaldson Co., Inc.	7	442
Douglas Dynamics, Inc.	4	126
Dragonfly Energy Holdings Corp.(1)	3	5
Dycom Industries, Inc.(1)	5	458
EMCOR Group, Inc.	2	491
Energy Recovery, Inc.(1)	10	212
Enerpac Tool Group Corp. - Class A	10	273
EnerSys	7	653
Enovix Corp.(1)	505	6,337
Eos Energy Enterprises, Inc.(1)	17	37
Equifax, Inc.	12	2,247
Esab Corp.	96	6,771
ESCO Technologies, Inc.	3	279
Eve Holding, Inc.(1)	3	26
EVI Industries, Inc.(1)	1	21
ExlService Holdings, Inc.(1)	396	11,100
Expeditors International of Washington, Inc.	3	345
Exponent, Inc.	9	779
Fastenal Co.	62	3,399
Federal Signal Corp.	11	645
Ferguson Plc	2	264
First Advantage Corp.	1	14
FiscalNote Holdings, Inc.(1)	3	5
Fluence Energy, Inc. - Class A(1)	7	160
Fluor Corp.(1)	24	877
Forrester Research, Inc.(1)	2	60
Fortive Corp.	1,179	87,407
Forward Air Corp.	5	322
Franklin Covey Co.(1)	2	90
Franklin Electric Co., Inc.	8	742
Frontier Group Holdings, Inc.(1)	7	33
FTAI Aviation Ltd.	18	637
FTC Solar, Inc.(1)	11	14

FTI Consulting, Inc.(1)	84	14,988
GATX Corp.(2)	0	42
Genpact Ltd.	6	234
Gibraltar Industries, Inc.(1)	3	209
Global Industrial Co.	2	61
GMS, Inc.(1)	2	147
Gorman-Rupp Co.	1	30
Graco, Inc.	264	19,244
GrafTech International Ltd.	19	74
Granite Construction, Inc.	1	43
Griffon Corp.	5	188
GXO Logistics, Inc.(1)	169	9,907
H&E Equipment Services, Inc.	6	252
Hayward Holdings, Inc.(1)	696	9,812
Healthcare Services Group, Inc.	13	135
HEICO Corp.	49	7,867
HEICO Corp. - Class A	80	10,385
Helios Technologies, Inc.	6	326
Herc Holdings, Inc.	31	3,707
Heritage-Crystal Clean, Inc.(1)(2)	0	23
Hexcel Corp.	65	4,233
Hillenbrand, Inc.	12	522
Hillman Solutions Corp.(1)	850	7,010
HireQuest, Inc.	1	15
HNI Corp.	1	32
Howmet Aerospace, Inc.	458	21,194
Hubbell, Inc. - Class B	87	27,171
Hudson Technologies, Inc.(1)	1	16
Huron Consulting Group, Inc.(1)	3	357
Hyster-Yale Materials Handling, Inc.	2	84
IBEX Holdings Ltd.(1)	2	30
ICF International, Inc.	3	408
IDEX Corp.	165	34,300
IES Holdings, Inc.(1)	1	97
Ingersoll Rand, Inc.	615	39,206
Innodata, Inc.(1)	4	38
INNOVATE Corp.(1)	3	5
Insperity, Inc.	7	636
Jacobs Solutions, Inc.	50	6,891
Janus International Group, Inc.(1)	15	163
JB Hunt Transport Services, Inc.	27	5,075
Joby Aviation, Inc.(1)	16	106
John Bean Technologies Corp.	6	603
Kadant, Inc.	2	475
Karat Packaging, Inc.	1	25
KBR, Inc.	123	7,238
Kforce, Inc.	4	210
Kornit Digital Ltd.(1)	305	5,768
Kratos Defense & Security Solutions, Inc.(1)	525	7,892
Landstar System, Inc.	36	6,408
LanzaTech Global, Inc.(1)	4	17
Legalzoom.com, Inc.(1)	19	206
Leonardo DRS, Inc.(1)	9	152
Limbach Holdings, Inc.(1)(2)	0	9
Lincoln Electric Holdings, Inc.	64	11,662
Lindsay Corp.	2	236
Liquidity Services, Inc.(1)	2	42
LSI Industries, Inc.	3	54
Lyft, Inc. - Class A(1)	49	516
Marten Transport Ltd.	8	165
Masonite International Corp.(1)	4	371
Matthews International Corp. - Class A	1	58
MAXIMUS, Inc.	125	9,304
McGrath RentCorp	73	7,359
Miller Industries, Inc.(2)	0	3
Montrose Environmental Group, Inc.(1)	5	148
Moog, Inc. - Class A	68	7,630
MRC Global, Inc.(1)	5	52
MSA Safety, Inc.	80	12,590
MSC Industrial Direct Co., Inc. - Class A	104	10,250
Mueller Industries, Inc.	4	329
Mueller Water Products, Inc. - Class A	28	355
MYR Group, Inc.(1)	3	400

NEXTracker, Inc. - Class A(1)	9	358
Nordson Corp.	148	33,029
NuScale Power Corp.(1)	9	46
NV5 Global, Inc.(1)	2	213
nVent Electric Plc	159	8,433
Old Dominion Freight Line, Inc.	13	5,469
Omega Flex, Inc.	1	43
Oshkosh Corp.	49	4,694
Otis Worldwide Corp.	4	284
PAM Transportation Services, Inc.(1)(2)	0	4
Parsons Corp.(1)	3	182
Paychex, Inc.	47	5,413
Paycom Software, Inc.	8	1,948
Paycor HCM, Inc.(1)	201	4,578
Paylocity Holding Corp.(1)	30	5,387
Performant Financial Corp.(1)	9	20
PGT Innovations, Inc.(1)	10	283
Pitney Bowes, Inc.	10	31
Planet Labs PBC(1)	27	71
Preformed Line Products Co.(2)	0	32
Primoris Services Corp.	166	5,423
Quanta Services, Inc.	202	37,799
RB Global, Inc.	20	1,268
RBC Bearings, Inc.(1)	90	21,125
Redwire Corp.(1)	2	5
Rocket Lab USA, Inc.(1)	50	220
Rockwell Automation, Inc.	170	48,572
Rollins, Inc.	37	1,387
RXO, Inc.(1)	18	359
Saia, Inc.(1)	139	55,379
SES AI Corp.(1)	2	6
Shoals Technologies Group, Inc. - Class A(1)	575	10,497
Shyft Group, Inc.	6	96
Simpson Manufacturing Co., Inc.	116	17,449
SiteOne Landscape Supply, Inc.(1)	168	27,530
SKYX Platforms Corp.(1)	13	18
SP Plus Corp.(1)	4	127
Spirit AeroSystems Holdings, Inc. - Class A(1)	2	25
SPX Technologies, Inc.(1)	7	533
Standex International Corp.	2	251
Stericycle, Inc.(1)	189	8,456
Sterling Check Corp.(1)(2)	0	5
Sterling Infrastructure, Inc.(1)	5	346
Sun Country Airlines Holdings, Inc.(1)	4	55
SunPower Corp. - Class A(1)	15	93
Symbotic, Inc. - Class A(1)	262	8,758
Tecnoglass, Inc.	147	4,843
Tennant Co.	2	131
Terex Corp.	7	404
Tetra Tech, Inc.	1	212
Thermon Group Holdings, Inc.(1)	1	18
Toro Co.	377	31,299
TPI Composites, Inc.(1)	7	20
Trane Technologies Plc	10	1,984
Transcat, Inc.(1)	1	128
TransDigm Group, Inc.(1)	1	1,093
Trex Co., Inc.(1)	403	24,823
TriNet Group, Inc.(1)	7	788
Trinity Industries, Inc.	3	65
TTEC Holdings, Inc.	4	92
UFP Industries, Inc.	2	169
U-Haul Holding Co.(1)	1	29
U-Haul Holding Co. - Class B	6	289
UniFirst Corp.	37	6,025
United Rentals, Inc.	2	917
Upwork, Inc.(1)	22	252
Valmont Industries, Inc.(2)	0	48
Velo3D, Inc.(1)	16	25
Verisk Analytics, Inc. - Class A	199	47,035
Verra Mobility Corp. - Class A(1)	25	467
Vertiv Holdings Co. - Class A	615	22,887
Viad Corp.(1)	4	96
Vicor Corp.(1)	4	237

Virgin Galactic Holdings, Inc.(1)	25	45
Wabash National Corp.	9	180
Watsco, Inc.	47	17,585
Watts Water Technologies, Inc. - Class A	27	4,742
Werner Enterprises, Inc.	2	67
WESCO International, Inc.	123	17,710
WillScot Mobile Mini Holdings Corp. - Class A(1)	227	9,450
WNS Holdings Ltd. - ADR(1)	71	4,874
WW Grainger, Inc.	7	4,505
Xometry, Inc. - Class A(1)	1	13
XPO, Inc.(1)	112	8,331
Xylem, Inc.	244	22,246
Zurn Elkay Water Solutions Corp.	364	10,203

Total Industrials		1,358,381

Information Technology – 24.93%
8x8, Inc.(1)	20	49
A10 Networks, Inc.	13	193
ACI Worldwide, Inc.(1)	17	377
ACM Research, Inc. - Class A(1)	1	23
Adeia, Inc.	17	181
Advanced Energy Industries, Inc.	61	6,243
Aehr Test Systems(1)	5	215
Agilysys, Inc.(1)	4	239
Akamai Technologies, Inc.(1)	185	19,710
Akoustis Technologies, Inc.(1)	13	10
Alarm.com Holdings, Inc.(1)	9	529
Alkami Technology, Inc.(1)	7	135
Allegro MicroSystems, Inc.(1)	11	349
Altair Engineering, Inc. - Class A(1)	255	15,952
Alteryx, Inc. - Class A(1)	9	333
Ambarella, Inc.(1)	49	2,591
American Software, Inc. - Class A	220	2,516
Amphenol Corp. - Class A	43	3,585
Amplitude, Inc. - Class A(1)	12	141
ANSYS, Inc.(1)	94	27,965
Appfolio, Inc. - Class A(1)	3	633
Appian Corp. - Class A(1)	7	338
Applied Digital Corp.(1)	12	75
AppLovin Corp. - Class A(1)	8	315
Arista Networks, Inc.(1)	294	53,986
Arlo Technologies, Inc.(1)	14	148
Asana, Inc. - Class A(1)	14	265
Aspen Technology, Inc.(1)	20	4,001
Atlassian Corp. - Class A(1)	284	57,312
Atomera, Inc.(1)	3	17
Autodesk, Inc.(1)	128	26,484
AvePoint, Inc.(1)	28	186
Avid Technology, Inc.(1)	4	114
Axcelis Technologies, Inc.(1)	148	24,127
Badger Meter, Inc.	62	8,909
Bel Fuse, Inc. - Class B(2)	0	7
Belden, Inc.	53	5,136
Bentley Systems, Inc. - Class B	486	24,358
BigBear.ai Holdings, Inc.(1)	5	8
BigCommerce Holdings, Inc.(1)	12	119
BILL Holdings, Inc.(1)	81	8,827
Bit Digital, Inc.(1)	2	5
Blackbaud, Inc.(1)	8	550
BlackLine, Inc.(1)	87	4,841
Box, Inc. - Class A(1)	432	10,464
Braze, Inc. - Class A(1)	161	7,543
C3.ai, Inc. - Class A(1)	8	211
Cadence Design Systems, Inc.(1)	51	11,928
Calix, Inc.(1)	11	488
Cambium Networks Corp.(1)	2	16
CDW Corp.	19	3,747
CEVA, Inc.(1)	4	70
Cleanspark, Inc.(1)	3	11
Clear Secure, Inc. - Class A	15	284
Clearfield, Inc.(1)	2	66
Climb Global Solutions, Inc.	1	27
Cloudflare, Inc. - Class A(1)	42	2,636
Cognex Corp.	74	3,161

CommScope Holding Co., Inc.(1)	38	127
CommVault Systems, Inc.(1)	7	506
CompoSecure, Inc.(1)	2	16
Confluent, Inc. - Class A(1)	152	4,514
Consensus Cloud Solutions, Inc.(1)	2	50
CoreCard Corp.(1)	1	25
Corsair Gaming, Inc.(1)	7	102
Couchbase, Inc.(1)	6	103
CPI Card Group, Inc.(1)	1	14
Credo Technology Group Holding Ltd.(1)	17	266
Crowdstrike Holdings, Inc. - Class A(1)	31	5,129
CTS Corp.	6	238
CyberArk Software Ltd.(1)	201	32,960
Datadog, Inc. - Class A(1)	230	20,969
Digi International, Inc.(1)	6	151
Digimarc Corp.(1)	3	82
Digital Turbine, Inc.(1)	4	27
DigitalOcean Holdings, Inc.(1)	12	277
Diodes, Inc.(1)	6	509
DocuSign, Inc. - Class A(1)	29	1,238
Domo, Inc. - Class B(1)	6	58
DoubleVerify Holdings, Inc. - Class Rights(1)	18	505
Dropbox, Inc. - Class A(1)	33	910
Dynatrace, Inc.(1)	403	18,819
Ebix, Inc.	1	12
eGain Corp.(1)	4	23
Elastic NV(1)	11	916
Endava Plc - ADR(1)	141	8,101
Enfusion, Inc. - Class A(1)	7	61
EngageSmart, Inc.(1)	9	161
Enphase Energy, Inc.(1)	19	2,324
Entegris, Inc.	1	106
Envestnet, Inc.(1)	172	7,581
EPAM Systems, Inc.(1)	8	2,069
ePlus, Inc.(1)(2)	0	19
Everbridge, Inc.(1)	7	165
EverCommerce, Inc.(1)	3	32
Evolv Technologies Holdings, Inc.(1)	4	18
Expensify, Inc. - Class A(1)	10	32
Extreme Networks, Inc.(1)	159	3,859
Fabrinet(1)	99	16,424
Fair Isaac Corp.(1)	34	29,142
FARO Technologies, Inc.(1)(2)	0	4
Fastly, Inc. - Class A(1)	18	341
First Solar, Inc.(1)	30	4,798
Five9, Inc.(1)	226	14,512
FormFactor, Inc.(1)	14	487
Fortinet, Inc.(1)	110	6,457
Freshworks, Inc. - Class A(1)	220	4,380
Gartner, Inc.(1)	11	3,847
Gen Digital, Inc.	13	222
Gitlab, Inc. - Class A(1)	327	14,773
Globant SA(1)	81	15,961
GoDaddy, Inc. - Class A(1)	14	1,017
Grid Dynamics Holdings, Inc.(1)	8	96
Guidewire Software, Inc.(1)	110	9,862
Hackett Group, Inc.	4	98
Harmonic, Inc.(1)	20	189
HashiCorp, Inc. - Class A(1)	10	223
HP, Inc.	26	665
HubSpot, Inc.(1)	121	59,534
Impinj, Inc.(1)	4	230
indie Semiconductor, Inc. - Class A(1)	23	146
Infinera Corp.(1)	36	150
Informatica, Inc. - Class A(1)	1	13
Information Services Group, Inc.	3	14
Insight Enterprises, Inc.(1)	5	760
Instructure Holdings, Inc.(1)	4	92
Intapp, Inc.(1)	4	132
InterDigital, Inc.	5	387
inTEST Corp.(1)	2	29
IonQ, Inc.(1)	5	68
Iteris, Inc.(1)	4	16

Itron, Inc.(1)	1	47
Jabil, Inc.	137	17,400
Jamf Holding Corp.(1)	13	224
Kaltura, Inc.(1)	15	25
Keysight Technologies, Inc.(1)	242	32,041
Kimball Electronics, Inc.(1)	1	25
Kulicke & Soffa Industries, Inc.	7	344
Lattice Semiconductor Corp.(1)	963	82,707
Lightwave Logic, Inc.(1)	20	90
Littelfuse, Inc.	26	6,414
LivePerson, Inc.(1)	13	50
LiveVox Holdings, Inc.(1)	4	13
Luna Innovations, Inc.(1)	6	33
MACOM Technology Solutions Holdings, Inc.(1)	188	15,375
Manhattan Associates, Inc.(1)	89	17,517
Marathon Digital Holdings, Inc.(1)	31	264
Maxeon Solar Technologies Ltd.(1)	4	42
MaxLinear, Inc. - Class A(1)	13	297
MeridianLink, Inc.(1)	3	54
Microchip Technology, Inc.	141	10,983
MicroStrategy, Inc. - Class A(1)	2	651
MicroVision, Inc.(1)	33	73
Mitek Systems, Inc.(1)	7	76
Model N, Inc.(1)	7	165
Monday.com Ltd.(1)	165	26,284
MongoDB, Inc. - Class A(1)	163	56,392
Monolithic Power Systems, Inc.	84	38,678
N-able, Inc.(1)	11	148
Napco Security Technologies, Inc.	6	126
National Instruments Corp.	15	895
Navitas Semiconductor Corp. - Class A(1)	3	24
nCino, Inc.(1)	253	8,056
NetApp, Inc.	12	924
New Relic, Inc.(1)	8	700
NextNav, Inc.(1)	9	46
Novanta, Inc.(1)	6	924
Nutanix, Inc. - Class A(1)	1,108	38,638
NVE Corp.	1	60
Okta, Inc. - Class A(1)	597	48,693
Olo, Inc. - Class A(1)	11	64
ON Semiconductor Corp.(1)	890	82,723
OneSpan, Inc.(1)	7	71
Onto Innovation, Inc.(1)	239	30,473
OSI Systems, Inc.(1)	3	335
PagerDuty, Inc.(1)	144	3,240
Palantir Technologies, Inc. - Class A(1)	272	4,359
Palo Alto Networks, Inc.(1)	125	29,346
PAR Technology Corp.(1)(2)	0	16
PDF Solutions, Inc.(1)	5	177
Pegasystems, Inc.	6	263
Perficient, Inc.(1)	6	358
Plexus Corp.(1)	4	405
Power Integrations, Inc.	87	6,659
PowerSchool Holdings, Inc. - Class A(1)	10	229
Presto Automation, Inc.(1)	1	2
Procore Technologies, Inc.(1)	415	27,090
Progress Software Corp.	8	410
PROS Holdings, Inc.(1)	135	4,677
PTC, Inc.(1)	75	10,678
Pure Storage, Inc. - Class A(1)	1,249	44,491
Q2 Holdings, Inc.(1)	10	328
Qualys, Inc.(1)	95	14,518
Rambus, Inc.(1)	207	11,555
Rapid7, Inc.(1)	133	6,068
Red Violet, Inc.(1)	2	39
Rimini Street, Inc.(1)	9	19
RingCentral, Inc. - Class A(1)	99	2,936
Riot Platforms, Inc.(1)	21	199
Rogers Corp.(1)	2	301
Sanmina Corp.(1)	1	31
Sapiens International Corp. NV	6	159
SEMrush Holdings, Inc. - Class A(1)	6	47
Semtech Corp.(1)	232	5,981

SentinelOne, Inc. - Class A(1)	5	77
Shopify, Inc. - Class A(1)	360	19,631
Silicon Laboratories, Inc.(1)	125	14,454
SiTime Corp.(1)	70	7,964
SkyWater Technology, Inc.(1)	3	19
SMART Global Holdings, Inc.(1)	2	48
Smartsheet, Inc. - Class A(1)	18	734
SoundHound AI, Inc. - Class A(1)	25	50
SoundThinking, Inc.(1)	2	27
Splunk, Inc.(1)	22	3,253
Sprinklr, Inc. - Class A(1)	18	256
Sprout Social, Inc. - Class A(1)	234	11,695
SPS Commerce, Inc.(1)	159	27,096
Squarespace, Inc. - Class A(1)	2	69
Super Micro Computer, Inc.(1)	178	48,709
Synaptics, Inc.(1)	1	53
Synopsys, Inc.(1)	153	70,383
Tenable Holdings, Inc.(1)	142	6,342
Teradata Corp.(1)	15	659
Teradyne, Inc.	19	1,898
Thoughtworks Holding, Inc.(1)	16	67
Transphorm, Inc.(1)	5	11
Tucows, Inc. - Class A(1)	1	15
Twilio, Inc. - Class A(1)	4	236
Tyler Technologies, Inc.(1)	106	40,901
Ubiquiti, Inc.	1	73
UiPath, Inc. - Class A(1)	42	715
Unity Software, Inc.(1)	16	514
Universal Display Corp.	3	480
Varonis Systems, Inc. - Class B(1)	455	13,901
Verint Systems, Inc.(1)	10	239
VeriSign, Inc.(1)	1	141
Veritone, Inc.(1)	5	12
Viant Technology, Inc. - Class A(1)	2	11
Viavi Solutions, Inc.(1)	33	298
Vontier Corp.	8	236
Weave Communications, Inc.(1)	6	48
Workday, Inc. - Class A(1)	189	40,607
Workiva, Inc. - Class A(1)	9	889
Yext, Inc.(1)	20	124
Zebra Technologies Corp. - Class A(1)	1	316
Zeta Global Holdings Corp. - Class A(1)	25	208
Zscaler, Inc.(1)	358	55,637
Zuora, Inc. - Class A(1)	23	192

Total Information Technology		1,703,925

Materials – 1.33%
5E Advanced Materials, Inc.(1)	7	15
Alpha Metallurgical Resources, Inc.(2)	0	41
American Vanguard Corp.	1	9
Ardagh Metal Packaging SA	19	59
ATI, Inc.(1)	509	20,944
Avery Dennison Corp.	4	703
Avient Corp.	117	4,129

Axalta Coating Systems Ltd.(1)	3	93
Balchem Corp.	43	5,296
Berry Global Group, Inc.	97	6,018
Cabot Corp.	10	687
Century Aluminum Co.(1)	9	67
Chase Corp.	45	5,768
Compass Minerals International, Inc.	6	173
Constellium SE - Class A(1)	14	255
Contango ORE, Inc.(1)(2)	0	5
Dakota Gold Corp.(1)	6	16
Eagle Materials, Inc.	3	559
Ecovyst, Inc.(1)	4	38
FMC Corp.	3	180
Ginkgo Bioworks Holdings, Inc.(1)	24	44
Graphic Packaging Holding Co.	388	8,654
Hawkins, Inc.	3	205
HB Fuller Co.	9	594
Hecla Mining Co.	23	90
i-80 Gold Corp.(1)	2	4
Ingevity Corp.(1)	108	5,157
Innospec, Inc.	101	10,332
Ivanhoe Electric, Inc.(1)	10	120
Kaiser Aluminum Corp.	3	206
Livent Corp.(1)	217	4,000
Materion Corp.	4	375
Myers Industries, Inc.	6	115
Novagold Resources, Inc.(1)	43	167
O-I Glass, Inc.(1)	24	398
Orion SA	10	212
Perpetua Resources Corp.(1)	8	26
Piedmont Lithium, Inc.(1)	1	42
PPG Industries, Inc.	9	1,119
PureCycle Technologies, Inc.(1)	5	26
Quaker Chemical Corp.	2	399
RPM International, Inc.	3	332
Ryerson Holding Corp.(2)	0	6
Scotts Miracle-Gro Co.	6	308
Sealed Air Corp.	12	378
Sensient Technologies Corp.	8	443
Stepan Co.(2)	0	32
Summit Materials, Inc. - Class A(1)	344	10,698
Sylvamo Corp.	7	291
United States Lime & Minerals, Inc.(2)	0	71
Vulcan Materials Co.	4	853

Total Materials		90,752

Real Estate – 0.99%
Agree Realty Corp.	88	4,836
Alexander’s, Inc.(2)	0	70
Anywhere Real Estate, Inc.(1)	2	12
CareTrust REIT, Inc.	2	35
CBL & Associates Properties, Inc.	4	74
Clipper Realty, Inc.	2	11
Community Healthcare Trust, Inc.	3	91
Compass, Inc. - Class A(1)	47	136
COPT Defense Properties	245	5,829
CoStar Group, Inc.(1)	404	31,086
DigitalBridge Group, Inc.	9	161
Easterly Government Properties, Inc. - Class A	234	2,674
Equity LifeStyle Properties, Inc.	8	537
Essential Properties Realty Trust, Inc.	3	68
eXp World Holdings, Inc.	13	208
FirstService Corp.	68	9,944
Four Corners Property Trust, Inc.	2	37
Gladstone Commercial Corp.	2	20
Iron Mountain, Inc.	21	1,244
Lamar Advertising Co. - Class A	10	818
Marcus & Millichap, Inc.	2	48
Maui Land & Pineapple Co., Inc.(1)	1	15
National Health Investors, Inc.	1	43
NexPoint Residential Trust, Inc.	1	40
Opendoor Technologies, Inc.(1)	6	15
Outfront Media, Inc.	12	126
Phillips Edison & Co., Inc.	4	118

Redfin Corp.(1)	19	136
RMR Group, Inc. - Class A	2	49
Ryman Hospitality Properties, Inc.	10	866
Saul Centers, Inc.	2	67
SBA Communications Corp. - Class A	2	314
Simon Property Group, Inc.	10	1,118
St Joe Co.	6	337
Sun Communities, Inc.	4	468
Tanger Factory Outlet Centers, Inc.	9	196
Terreno Realty Corp.	102	5,798
UDR, Inc.	3	93
UMH Properties, Inc.	2	23
Universal Health Realty Income Trust	2	94

Total Real Estate		67,855

Utilities – 0.07%
AES Corp.	60	905
American States Water Co.	7	530
Artesian Resources Corp. - Class A	1	49
Brookfield Infrastructure Corp. - Class A	4	127
Cadiz, Inc.(1)	7	24
California Water Service Group	3	151
Chesapeake Utilities Corp.	2	198
Consolidated Water Co. Ltd.	1	22
Genie Energy Ltd. - Class B	2	26
Global Water Resources, Inc.	2	20
MGE Energy, Inc.	3	232
Middlesex Water Co.	3	205
Montauk Renewables, Inc.(1)	12	109
New Jersey Resources Corp.	9	377
Ormat Technologies, Inc.	6	428
Otter Tail Corp.	4	296
PNM Resources, Inc.	2	70
Pure Cycle Corp.(1)	3	33
RGC Resources, Inc.(2)	0	4
Sunnova Energy International, Inc.(1)	9	93
Unitil Corp.	1	37
Vistra Corp.	16	524
York Water Co.	3	95

Total Utilities		4,555

Total Common Stocks (Cost: $5,599,484)		6,670,212

SHORT-TERM INVESTMENTS – 2.56%
Money Market Funds – 2.54%
Goldman Sachs Financial Square Government Fund - Class I, 5.23%(3)	173,619	173,619

Total Money Market Funds (Cost: $173,619)		173,619

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.02%
Citibank, New York, 4.83% due 10/02/2023	$817	817
Skandinaviska Enskilda Banken AB, Stockholm, 4.83% due 10/02/2023	45	45
Sumitomo Trust Bank, London, 4.83% due 10/02/2023	390	390

Total Time Deposits (Cost: $1,252)		1,252

Total Short-Term Investments (Cost: $174,871)		174,871

TOTAL INVESTMENTS IN SECURITIES – 100.13% (Cost: $5,774,355)		6,845,083

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.13)%		(8,714)

TOTAL NET ASSETS – 100.00%		$6,836,369

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $294, which represents 0.00% of total net assets.
(5)	Security that is restricted at June 30, 2023. The value of the restricted security totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
9	E-mini Russell 2000 Future	Dec. 2023	$835	$809	$(26)
6	S&P 500 E-mini Future	Dec. 2023	1,352	1,299	(53)
2	S&P MidCap 400 E-mini Future	Dec. 2023	521	504	(17)

					$(96)

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

September 30, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.63%
Communication Services – 1.28%
Advantage Solutions, Inc.(1)	34	$97
AMC Entertainment Holdings, Inc. - Class A(1)	2	13
AMC Networks, Inc. - Class A(1)	79	929
Anterix, Inc.(1)	1	18
ATN International, Inc.	4	136
Bandwidth, Inc. - Class A(1)	7	80
Boston Omaha Corp. - Class A(1)	9	148
Bumble, Inc. - Class A(1)	41	618
Cable One, Inc.	7	4,127
Cardlytics, Inc.(1)	14	233
Cinemark Holdings, Inc.(1)	8	142
Clear Channel Outdoor Holdings, Inc. - Class A(1)	157	249
Cogent Communications Holdings, Inc.	6	393
Consolidated Communications Holdings, Inc.(1)	30	102
Daily Journal Corp.(1)(2)	0	121
DHI Group, Inc.(1)	17	51
DISH Network Corp. - Class A(1)	8	45
EchoStar Corp. - Class A(1)	14	238
Electronic Arts, Inc.	8	928
Emerald Holding, Inc.(1)	5	23
Entravision Communications Corp. - Class A	465	1,697
ESC GCI Liberty, Inc.(1)(2)(4)	3	—
Eventbrite, Inc. - Class A(1)	3	29
EW Scripps Co. - Class A(1)	14	76
Fox Corp. - Class A	226	7,054
Fox Corp. - Class B	4	110
Frontier Communications Parent, Inc.(1)	7	107
fuboTV, Inc.(1)	115	308
Gannett Co., Inc.(1)	59	144
Globalstar, Inc.(1)	31	40
Gogo, Inc.(1)	24	291
Gray Television, Inc.	32	218
IAC, Inc.(1)	2	107
IDT Corp. - Class B(1)	2	37
iHeartMedia, Inc. - Class A(1)	44	138
Interpublic Group of Companies, Inc.	228	6,523
Iridium Communications, Inc.(2)	0	10
John Wiley & Sons, Inc. - Class A	18	655
Liberty Broadband Corp. - Class A(1)(2)	0	40
Liberty Broadband Corp. - Class C(1)	2	227
Liberty Latin America Ltd. - Class A(1)	16	130
Liberty Latin America Ltd. - Class C(1)	57	464
Liberty Media Corp.-Liberty Formula One - Class A(1)	1	37
Liberty Media Corp.-Liberty Formula One - Class C(1)	128	7,979
Liberty Media Corp.-Liberty Live - Class A(1)	1	19
Liberty Media Corp.-Liberty Live - Class C(1)	1	41
Liberty Media Corp.-Liberty SiriusXM(1)	4	108
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	2	56
Lions Gate Entertainment Corp. - Class A(1)	11	92
Lions Gate Entertainment Corp. - Class B(1)	11	89
Live Nation Entertainment, Inc.(1)	3	279

Lumen Technologies, Inc.(1)	415	590
Madison Square Garden Entertainment Corp. - Class A(1)	3	90
Madison Square Garden Sports Corp. - Class A	1	90
Magnite, Inc.(1)	31	236
Marcus Corp.	10	159
Match Group, Inc.(1)	149	5,835
MediaAlpha, Inc. - Class A(1)	2	17
New York Times Co. - Class A	4	185
News Corp. - Class A	11	212
News Corp. - Class B	3	68
Nexstar Media Group, Inc. - Class A	77	11,036
Nextdoor Holdings, Inc.(1)	25	45
Omnicom Group, Inc.	6	414
Outbrain, Inc.(1)	16	77
Paramount Global - Class A(2)	0	8
Paramount Global - Class B	112	1,441
Playstudios, Inc.(1)	34	109
Playtika Holding Corp.(1)	280	2,698
PubMatic, Inc. - Class A(1)	15	179
Reservoir Media, Inc.(1)	6	39
Roku, Inc. - Class A(1)	3	216
Scholastic Corp.	11	424
Shenandoah Telecommunications Co.	19	399
Sinclair, Inc.	12	136
Sirius XM Holdings, Inc.	18	82
Sphere Entertainment Co.(1)	11	400
Spok Holdings, Inc.	7	102
Stagwell, Inc. - Class A(1)	32	152
System1, Inc.(1)	21	26
Take-Two Interactive Software, Inc.(1)	80	11,257
TEGNA, Inc.	582	8,478
Telephone & Data Systems, Inc.	40	738
Thryv Holdings, Inc.(1)	13	235
Tingo Group, Inc.(1)	43	44
Townsquare Media, Inc. - Class A	37	323
TripAdvisor, Inc.(1)	3	52
TrueCar, Inc.(1)	36	74
Urban One, Inc.(1)	5	26
Urban One, Inc. - Class A(1)	3	16
Vimeo, Inc.(1)	19	66
Vivid Seats, Inc. - Class A(1)	7	42
Warner Bros Discovery, Inc.(1)	62	669
WideOpenWest, Inc.(1)	21	163
Ziff Davis, Inc.(1)	15	944
ZoomInfo Technologies, Inc. - Class A(1)	4	69

Total Communication Services		84,457

Consumer Discretionary – 11.80%
1-800-Flowers.com, Inc. - Class A(1)	10	71
2U, Inc.(1)	30	75
Aaron’s Co., Inc.	38	398
Abercrombie & Fitch Co. - Class A(1)	9	535
Accel Entertainment, Inc. - Class A(1)	183	2,000
Adient Plc(1)	39	1,430
ADT, Inc.	6	38
Adtalem Global Education, Inc.(1)	18	756
Advance Auto Parts, Inc.	2	92
Allbirds, Inc. - Class A(1)	40	45
American Axle & Manufacturing Holdings, Inc.(1)	256	1,862
American Eagle Outfitters, Inc.	58	964
America’s Car-Mart, Inc.(1)	2	226

AMMO, Inc.(1)	39	79
Aptiv Plc(1)	8	746
Aramark	146	5,060
Asbury Automotive Group, Inc.(1)	61	14,129
Atmus Filtration Technologies, Inc.(1)	51	1,053
AutoNation, Inc.(1)	1	128
AutoZone, Inc.(1)	29	73,564
Bally’s Corp.(1)	6	73
BARK, Inc.(1)	54	64
Bath & Body Works, Inc.	7	220
Beazer Homes USA, Inc.(1)	12	306
Best Buy Co., Inc.	72	5,014
Big 5 Sporting Goods Corp.	9	64
Big Lots, Inc.	12	62
Biglari Holdings, Inc. - Class B(1)(2)	0	41
BJ’s Restaurants, Inc.(1)	4	88
Bloomin’ Brands, Inc.	154	3,789
Bluegreen Vacations Holding Corp. - Class A	1	30
BorgWarner, Inc.	167	6,742
Bowlero Corp. - Class A(1)	2	22
Boyd Gaming Corp.	141	8,598
Bright Horizons Family Solutions, Inc.(1)	1	114
Brinker International, Inc.(1)	107	3,395
Brunswick Corp.	222	17,536
Build-A-Bear Workshop, Inc.	1	36
Caesars Entertainment, Inc.(1)	3	156
Caleres, Inc.	14	405
Canada Goose Holdings, Inc.(1)	556	8,153
Capri Holdings Ltd.(1)	86	4,514
CarMax, Inc.(1)	66	4,648
Carnival Corp.(1)	28	384
Carrols Restaurant Group, Inc.(1)	16	104
Carter’s, Inc.	1	76
Carvana Co. - Class A(1)	22	927
Cato Corp. - Class A	7	54
Cava Group, Inc.(1)(2)	0	5
Cavco Industries, Inc.(1)	5	1,295
Century Casinos, Inc.(1)	2	9
Century Communities, Inc.	12	784
Chegg, Inc.(1)	7	61
Chico’s FAS, Inc.(1)	49	365
Children’s Place, Inc.(1)	5	131
Churchill Downs, Inc.	24	2,765
Chuy’s Holdings, Inc.(1)	2	65
Clarus Corp.	10	74
Columbia Sportswear Co.	1	74
ContextLogic, Inc. - Class A(1)	12	54
Cooper-Standard Holdings, Inc.(1)	5	64
Dana, Inc.	53	780
Darden Restaurants, Inc.	62	8,861
Dave & Buster’s Entertainment, Inc.(1)	95	3,533
Denny’s Corp.(1)	4	33
Designer Brands, Inc. - Class A	191	2,414
Destination XL Group, Inc.(1)	23	103
Dick’s Sporting Goods, Inc.	39	4,223
Dine Brands Global, Inc.	26	1,285
Domino’s Pizza, Inc.	14	5,327
DoorDash, Inc. - Class A(1)	2	144
DR Horton, Inc.	9	940
Dream Finders Homes, Inc. - Class A(1)	6	127

Duluth Holdings, Inc. - Class B(1)	5	33
eBay, Inc.	407	17,940
El Pollo Loco Holdings, Inc.	11	99
Escalade, Inc.	3	53
Ethan Allen Interiors, Inc.	9	278
Etsy, Inc.(1)	2	100
European Wax Center, Inc. - Class A(1)	1	11
Everi Holdings, Inc.(1)	159	2,099
EVgo, Inc. - Class A(1)	36	121
Expedia Group, Inc.(1)	105	10,774
Fiesta Restaurant Group, Inc.(1)	7	63
Figs, Inc. - Class A(1)	6	36
First Watch Restaurant Group, Inc.(1)	5	87
Foot Locker, Inc.	121	2,102
Ford Motor Co.	316	3,930
Fossil Group, Inc.(1)	17	36
Frontdoor, Inc.(1)	282	8,611
Full House Resorts, Inc.(1)	1	3
Funko, Inc. - Class A(1)	277	2,120
GameStop Corp. - Class A(1)	7	122
Gap, Inc.	5	57
Garmin Ltd.	85	8,909
Genesco, Inc.(1)	5	151
Gentex Corp.	334	10,878
Genuine Parts Co.	4	570
G-III Apparel Group Ltd.(1)	76	1,897
Goodyear Tire & Rubber Co.(1)	260	3,238
GoPro, Inc. - Class A(1)	56	176
Graham Holdings Co. - Class B	1	862
Grand Canyon Education, Inc.(1)	141	16,429
Green Brick Partners, Inc.(1)	7	289
Group 1 Automotive, Inc.	32	8,516
GrowGeneration Corp.(1)	23	66
Guess?, Inc.	11	228
H&R Block, Inc.	281	12,089
Hanesbrands, Inc.	862	3,414
Harley-Davidson, Inc.	387	12,786
Hasbro, Inc.	115	7,578
Haverty Furniture Companies, Inc.	6	172
Helen of Troy Ltd.(1)	76	8,807
Hibbett, Inc.	32	1,515
Hilton Worldwide Holdings, Inc.	4	589
Holley, Inc.(1)	21	105
Hooker Furnishings Corp.	5	88
Hovnanian Enterprises, Inc. - Class A(1)	2	189
Hyatt Hotels Corp. - Class A	1	137
Installed Building Products, Inc.	75	9,420
International Game Technology Plc	484	14,688
iRobot Corp.(1)	1	45
J Jill, Inc.(1)	2	50
Jack in the Box, Inc.	106	7,331
JAKKS Pacific, Inc.(1)	3	48
Johnson Outdoors, Inc. - Class A	2	121
KB Home	30	1,369
Kohl’s Corp.	74	1,548
Krispy Kreme, Inc.	24	298
Lands’ End, Inc.(1)	6	44
Landsea Homes Corp.(1)	5	43
Las Vegas Sands Corp.	144	6,589
Latham Group, Inc.(1)	16	45

Laureate Education, Inc. - Class A	9	121
La-Z-Boy, Inc.	442	13,638
Lazydays Holdings, Inc.(1)	5	38
LCI Industries	6	734
Lear Corp.	62	8,304
Legacy Housing Corp.(1)	3	67
Leggett & Platt, Inc.	4	94
Lennar Corp. - Class A	7	777
Lennar Corp. - Class B(2)	0	44
Leslie’s, Inc.(1)	65	370
LGI Homes, Inc.(1)	8	774
Life Time Group Holdings, Inc.(1)	12	188
Light & Wonder, Inc.(1)	20	1,429
Lincoln Educational Services Corp.(1)	9	73
Lindblad Expeditions Holdings, Inc.(1)	13	96
Lithia Motors, Inc. - Class A	1	228
LKQ Corp.	314	15,532
Lucid Group, Inc.(1)	21	115
M/I Homes, Inc.(1)	11	927
Macy’s, Inc.	141	1,641
Malibu Boats, Inc. - Class A(1)	55	2,719
MarineMax, Inc.(1)	107	3,505
Marriott International, Inc. - Class A	65	12,766
Marriott Vacations Worldwide Corp.	1	102
Mattel, Inc.(1)	10	215
MDC Holdings, Inc.	24	987
Meritage Homes Corp.	15	1,848
MGM Resorts International	8	307
Mister Car Wash, Inc.(1)	2	11
Modine Manufacturing Co.(1)	8	345
Mohawk Industries, Inc.(1)	31	2,665
Mondee Holdings, Inc. - Class A(1)	2	7
Monro, Inc.	155	4,298
Movado Group, Inc.	6	173
Murphy USA, Inc.(2)	0	10
National Vision Holdings, Inc.(1)	30	486
Newell Brands, Inc.	794	7,167
Nordstrom, Inc.	78	1,168
Norwegian Cruise Line Holdings Ltd.(1)	9	147
NVR, Inc.(1)	5	31,565
ODP Corp.(1)	82	3,789
Ollie’s Bargain Outlet Holdings, Inc.(1)	1	90
OneWater Marine, Inc. - Class A(1)	90	2,293
Overstock.com, Inc.(1)	18	289
Oxford Industries, Inc.	165	15,860
Papa John’s International, Inc.	3	202
Patrick Industries, Inc.	8	581
Penn Entertainment, Inc.(1)	4	97
Penske Automotive Group, Inc.	46	7,605
Perdoceo Education Corp.	27	454
Petco Health & Wellness Co., Inc. - Class A(1)	2	10
PetMed Express, Inc.	8	84
Phinia, Inc.	19	506
Planet Fitness, Inc. - Class A(1)	27	1,350
Playa Hotels & Resorts NV(1)	292	2,117
Polaris, Inc.	105	10,931
PulteGroup, Inc.	117	8,646
Purple Innovation, Inc. - Class A	26	44
PVH Corp.	173	13,234
QuantumScape Corp. - Class A(1)	8	54

Ralph Lauren Corp. - Class A	43	4,987
Red Robin Gourmet Burgers, Inc.(1)	32	261
Red Rock Resorts, Inc. - Class A	659	27,004
Rent the Runway, Inc. - Class A(1)	18	13
RH(1)(2)	0	102
Rivian Automotive, Inc. - Class A(1)	19	453
Rocky Brands, Inc.	3	43
Ross Stores, Inc.	146	16,442
Royal Caribbean Cruises Ltd.(1)	5	424
Sabre Corp.(1)	100	448
Sally Beauty Holdings, Inc.(1)	2	20
Savers Value Village, Inc.(1)	5	96
SeaWorld Entertainment, Inc.(1)	1	39
Service Corp. International	3	151
Shoe Carnival, Inc.	8	188
Signet Jewelers Ltd.	18	1,306
Six Flags Entertainment Corp.(1)	6	148
Skechers USA, Inc. - Class A(1)	324	15,852
Skyline Champion Corp.(1)	234	14,890
Sleep Number Corp.(1)	4	99
Smith & Wesson Brands, Inc.	18	229
Snap One Holdings Corp.(1)	8	72
Solid Power, Inc.(1)	63	128
Solo Brands, Inc. - Class A(1)	206	1,052
Sonic Automotive, Inc. - Class A	7	312
Sportsman’s Warehouse Holdings, Inc.(1)	15	67
Standard Motor Products, Inc.	8	284
Stitch Fix, Inc. - Class A(1)	20	67
Stoneridge, Inc.(1)	8	170
Strategic Education, Inc.	9	693
Sturm Ruger & Co., Inc.(2)	0	23
Sweetgreen, Inc. - Class A(1)	8	96
Tapestry, Inc.	210	6,034
Taylor Morrison Home Corp. - Class A(1)	44	1,858
Tempur Sealy International, Inc.	315	13,659
Thor Industries, Inc.	48	4,588
ThredUp, Inc. - Class A(1)	26	103
Tile Shop Holdings, Inc.(1)	12	67
Tilly’s, Inc. - Class A(1)	8	63
Toll Brothers, Inc.	197	14,580
TopBuild Corp.(1)	1	212
Topgolf Callaway Brands Corp.(1)	59	814
Traeger, Inc.(1)	16	43
Travel + Leisure Co.	57	2,098
TRI Pointe Homes, Inc.(1)	40	1,099
Ulta Beauty, Inc.(1)	26	10,224
Under Armour, Inc. - Class A(1)	5	37
Under Armour, Inc. - Class C(1)	823	5,251
United Homes Group, Inc.(1)	1	8
Universal Technical Institute, Inc.(1)	11	95
Upbound Group, Inc.	1	39
Urban Outfitters, Inc.(1)	17	564
Vail Resorts, Inc.	21	4,595
Valvoline, Inc.	4	113
Vera Bradley, Inc.(1)	10	63
VF Corp.	170	3,008
Victoria’s Secret & Co.(1)	1	20
Vista Outdoor, Inc.(1)	23	773
Visteon Corp.(1)	46	6,365
Vizio Holding Corp. - Class A(1)	150	811

VOXX International Corp. - Class A(1)	5	39
Wayfair, Inc. - Class A(1)	1	90
Weyco Group, Inc.	2	53
Whirlpool Corp.	124	16,628
Williams-Sonoma, Inc.	30	4,687
Winmark Corp.	1	417
Winnebago Industries, Inc.	12	713
Wolverine World Wide, Inc.	3	26
Workhorse Group, Inc.(1)	70	29
WW International, Inc.(1)	22	243
Wyndham Hotels & Resorts, Inc.	141	9,782
Wynn Resorts Ltd.	3	250
Xponential Fitness, Inc. - Class A(1)	1	20
Yum! Brands, Inc.	1	120
Zumiez, Inc.(1)	293	5,224

Total Consumer Discretionary		777,955

Consumer Staples – 3.84%
Albertsons Companies, Inc. - Class A	227	5,174
Alico, Inc.	3	66
Andersons, Inc.	13	674
Archer-Daniels-Midland Co.	183	13,839
B&G Foods, Inc.	29	288
BellRing Brands, Inc.(1)	121	4,994
Benson Hill, Inc.(1)	70	23
BJ’s Wholesale Club Holdings, Inc.(1)	2	172
Boston Beer Co., Inc. - Class A(1)(2)	0	6
Brown-Forman Corp. - Class A(2)	0	18
Brown-Forman Corp. - Class B	1	60
Bunge Ltd.	4	455
Cal-Maine Foods, Inc.	1	48
Campbell Soup Co.	5	219
Casey’s General Stores, Inc.	1	247
Central Garden & Pet Co. - Class A(1)	5	210
Central Garden & Pet Co. - Class A(1)	256	10,280
Church & Dwight Co., Inc.	181	16,542
Coca-Cola Consolidated, Inc.	6	4,072
Coca-Cola Europacific Partners Plc	127	7,927
Conagra Brands, Inc.	217	5,951
Coty, Inc. - Class A(1)	10	110
Darling Ingredients, Inc.(1)	4	235
Dole Plc	13	149
Dollar Tree, Inc.(1)	6	621
Duckhorn Portfolio, Inc.(1)	15	150
Edgewell Personal Care Co.	165	6,107
Flowers Foods, Inc.	5	116
Forafric Global Plc(1)	1	15
Fresh Del Monte Produce, Inc.	14	365
Freshpet, Inc.(1)	1	60
Grocery Outlet Holding Corp.(1)	3	78
Hain Celestial Group, Inc.(1)	37	381
Herbalife Ltd.(1)	11	152
HF Foods Group, Inc.(1)	16	63
Hormel Foods Corp.	8	306
Hostess Brands, Inc. - Class A(1)	44	1,469
Ingles Markets, Inc. - Class A	6	436
Ingredion, Inc.	60	5,873
J.M. Smucker Co.	3	338
Kellogg Co.	7	440
Kenvue, Inc.	325	6,532
Kroger Co.	173	7,740

Lamb Weston Holdings, Inc.(2)	0	20
Lancaster Colony Corp.	126	20,834
Limoneira Co.	7	105
McCormick & Co., Inc.	7	532
Mission Produce, Inc.(1)	16	154
Molson Coors Beverage Co. - Class B	163	10,346
Natural Grocers by Vitamin Cottage, Inc.	3	39
Nature’s Sunshine Products, Inc.(1)	5	90
Nomad Foods Ltd.(1)	773	11,764
Nu Skin Enterprises, Inc. - Class A	21	438
Oil-Dri Corp. of America	1	93
Olaplex Holdings, Inc.(1)	4	7
Performance Food Group Co.(1)	561	33,008
Pilgrim’s Pride Corp.(1)	1	26
Post Holdings, Inc.(1)	282	24,188
PriceSmart, Inc.	3	246
Primo Water Corp.	54	750
Reynolds Consumer Products, Inc.	1	38
Seaboard Corp.(2)	0	30
Seneca Foods Corp. - Class A(1)	2	111
Simply Good Foods Co.(1)	329	11,352
SpartanNash Co.	15	321
Spectrum Brands Holdings, Inc.	67	5,213
Sprouts Farmers Market, Inc.(1)	106	4,541
SunOpta, Inc.(1)	2	8
Thorne HealthTech, Inc.(1)	3	30
TreeHouse Foods, Inc.(1)	19	810
Turning Point Brands, Inc.	45	1,034
Tyson Foods, Inc. - Class A	8	395
United Natural Foods, Inc.(1)	67	954
Universal Corp.	10	468
US Foods Holding Corp.(1)	437	17,368
Vector Group Ltd.	49	516
Village Super Market, Inc. - Class A	4	80
Waldencast Plc - Class A(1)	14	133
Walgreens Boots Alliance, Inc.	166	3,688
Weis Markets, Inc.	7	419
Zevia PBC - Class A(1)	3	8

Total Consumer Staples		253,158

Energy – 6.95%
Amplify Energy Corp.(1)	14	102
Antero Midstream Corp.	6	76
Antero Resources Corp.(1)	8	205
APA Corp.	109	4,480
Archrock, Inc.	46	576
Ardmore Shipping Corp.	17	225
Atlas Energy Solutions, Inc. - Class A	5	119
Baker Hughes Co. - Class A	28	1,001
Berry Corp.	32	265
Bristow Group, Inc.(1)	10	268
Cactus, Inc. - Class A	83	4,190
California Resources Corp.	163	9,103
Callon Petroleum Co.(1)	25	979
Centrus Energy Corp. - Class A(1)	5	281
ChampionX Corp.	479	17,051
Chesapeake Energy Corp.	4	304
Chord Energy Corp.	31	5,037
Civitas Resources, Inc.	87	7,018
Clean Energy Fuels Corp.(1)	67	256
CNX Resources Corp.(1)	557	12,582

Comstock Resources, Inc.	38	417
CONSOL Energy, Inc.	14	1,435
Core Laboratories, Inc.	13	311
Coterra Energy, Inc.	547	14,783
Crescent Energy Co. - Class A	10	126
CVR Energy, Inc.	2	63
Delek U.S. Holdings, Inc.	27	776
Devon Energy Corp.	193	9,200
DHT Holdings, Inc.	55	568
Diamond Offshore Drilling, Inc.(1)	41	608
Diamondback Energy, Inc.	206	31,906
DMC Global, Inc.(1)	5	131
Dorian LPG Ltd.	5	144
Dril-Quip, Inc.(1)	14	399
DT Midstream, Inc.	3	142
Earthstone Energy, Inc. - Class A(1)	119	2,405
Encore Energy Corp.(1)	58	190
Energy Fuels, Inc.(1)	9	77
Enviva, Inc.	64	475
EQT Corp.	10	412
Equitrans Midstream Corp.	126	1,184
Excelerate Energy, Inc. - Class A	1	24
Expro Group Holdings NV(1)	425	9,871
FLEX LNG Ltd.	4	110
Forum Energy Technologies, Inc.(1)	4	98
Gevo, Inc.(1)	103	123
Golar LNG Ltd.	39	936
Granite Ridge Resources, Inc.	10	61
Green Plains, Inc.(1)	14	425
Gulfport Energy Corp.(1)	4	528
Hallador Energy Co.(1)	9	134
Halliburton Co.	613	24,826
Helix Energy Solutions Group, Inc.(1)	59	658
Helmerich & Payne, Inc.	267	11,265
Hess Corp.	154	23,516
HF Sinclair Corp.	148	8,404
HighPeak Energy, Inc.	1	18
International Seaways, Inc.	16	737
Kinetik Holdings, Inc. - Class A	6	208
KLX Energy Services Holdings, Inc.(1)	5	63
Kodiak Gas Services, Inc.(1)	4	75
Liberty Energy, Inc. - Class A	64	1,180
Magnolia Oil & Gas Corp. - Class A	849	19,462
Mammoth Energy Services, Inc.(1)	9	40
Marathon Oil Corp.	371	9,930
Marathon Petroleum Corp.	128	19,410
Matador Resources Co.	543	32,303
Murphy Oil Corp.	61	2,780
Nabors Industries Ltd.(1)(2)	0	49
NACCO Industries, Inc. - Class A	2	64
Newpark Resources, Inc.(1)	29	201
Noble Corp. Plc	8	392
Nordic American Tankers Ltd.	86	353
Northern Oil & Gas, Inc.	86	3,465
NOV, Inc.	11	234
Oil States International, Inc.(1)	26	217
ONEOK, Inc.	12	750
Overseas Shipholding Group, Inc. - Class A(1)	24	106
Ovintiv, Inc.	4	193
Par Pacific Holdings, Inc.(1)	14	518

Patterson-UTI Energy, Inc.	136	1,879
PBF Energy, Inc. - Class A	169	9,059
Peabody Energy Corp.	51	1,318
Permian Resources Corp. - Class A	791	11,043
Phillips 66	70	8,414
Pioneer Natural Resources Co.	143	32,894
Plains GP Holdings LP - Class A(1)	627	10,108
PrimeEnergy Resources Corp.(1)(2)	0	34
ProFrac Holding Corp. - Class A(1)	8	84
ProPetro Holding Corp.(1)	40	429
Range Resources Corp.	420	13,621
Ranger Energy Services, Inc. - Class A	6	90
REX American Resources Corp.(1)	5	209
Ring Energy, Inc.(1)	46	90
RPC, Inc.	34	306
SandRidge Energy, Inc.	9	147
Schlumberger NV	204	11,896
Scorpio Tankers, Inc.	60	3,244
SEACOR Marine Holdings, Inc.(1)	10	133
Seadrill Ltd.(1)	21	922
Select Water Solutions, Inc. - Class A	33	261
SFL Corp. Ltd.	46	508
SilverBow Resources, Inc.(1)	6	232
Sitio Royalties Corp. - Class A	19	452
SM Energy Co.	49	1,959
Solaris Oilfield Infrastructure, Inc. - Class A	12	130
Southwestern Energy Co.(1)	31	197
Talos Energy, Inc.(1)	45	736
TechnipFMC Plc	480	9,763
Teekay Corp.(1)	28	171
Teekay Tankers Ltd. - Class A	10	406
Tellurian, Inc.(1)	203	236
Uranium Energy Corp.(1)	150	775
US Silica Holdings, Inc.(1)	30	427
VAALCO Energy, Inc.	38	169
Valero Energy Corp.	67	9,531
Verde Clean Fuels, Inc.(1)	2	6
Viper Energy Partners LP	356	9,922
Vital Energy, Inc.(1)	7	384
Vitesse Energy, Inc.	10	236
Weatherford International Plc(1)	101	9,081
Williams Companies, Inc.	34	1,152
World Kinect Corp.	91	2,048

Total Energy		458,299

Financials – 18.03%
1st Source Corp.	7	300
Acacia Research Corp.(1)	16	58
ACNB Corp.	4	114
AFC Gamma, Inc.	6	76
Affiliated Managers Group, Inc.	29	3,732
Affirm Holdings, Inc. - Class A(1)	6	128
Aflac, Inc.	231	17,753
AGNC Investment Corp.	17	156
Alerus Financial Corp.	7	134
Allstate Corp.	202	22,452
Ally Financial, Inc.	189	5,035
Amalgamated Financial Corp.	8	138
A-Mark Precious Metals, Inc.	90	2,639
Ambac Financial Group, Inc.(1)	19	225
Amerant Bancorp, Inc. - Class A	11	187

American Coastal Insurance Corp.(1)	8	58
American Equity Investment Life Holding Co.	32	1,717
American Financial Group, Inc.	36	4,074
American International Group, Inc.	528	31,989
American National Bankshares, Inc.	4	164
Ameriprise Financial, Inc.	135	44,530
Ameris Bancorp	122	4,675
AMERISAFE, Inc.	4	218
Ames National Corp.	4	61
Angel Oak Mortgage REIT, Inc.	5	41
Annaly Capital Management, Inc.	86	1,619
Aon Plc - Class A	31	9,995
Apollo Commercial Real Estate Finance, Inc.	57	580
Apollo Global Management, Inc.	88	7,914
Arbor Realty Trust, Inc.	71	1,071
Arch Capital Group Ltd.(1)	105	8,396
Ares Commercial Real Estate Corp.	22	208
Ares Management Corp. - Class A	146	15,060
Argo Group International Holdings Ltd.	13	391
ARMOUR Residential REIT, Inc.	95	402
Arrow Financial Corp.	7	111
Arthur J. Gallagher & Co.	146	33,265
Artisan Partners Asset Management, Inc. - Class A	7	272
Associated Banc-Corp.	311	5,328
Assurant, Inc.	58	8,273
Assured Guaranty Ltd.	2	95
Atlantic Union Bankshares Corp.	27	784
Atlanticus Holdings Corp.(1)	2	51
Avantax, Inc.(1)	2	45
AvidXchange Holdings, Inc.(1)	6	53
Axis Capital Holdings Ltd.	188	10,592
Axos Financial, Inc.(1)	59	2,242
Bakkt Holdings, Inc.(1)	36	42
Banc of California, Inc.	122	1,512
BancFirst Corp.	8	671
Banco Latinoamericano de Comercio Exterior SA - Class E	11	236
Bank First Corp.	4	289
Bank of Hawaii Corp.	114	5,672
Bank of Marin Bancorp	7	120
Bank of New York Mellon Corp.	130	5,528
Bank of NT Butterfield & Son Ltd.	291	7,871
Bank OZK	173	6,419
Bank7 Corp.	2	38
BankUnited, Inc.	113	2,561
Bankwell Financial Group, Inc.	3	79
Banner Corp.	11	479
Bar Harbor Bankshares	7	158
BayCom Corp.	4	82
BCB Bancorp, Inc.	7	76
Berkshire Hills Bancorp, Inc.	13	251
BGC Group, Inc. - Class A	67	353
Blackstone Mortgage Trust, Inc. - Class A	70	1,529
Block, Inc. - Class A(1)	10	423
Blue Foundry Bancorp(1)	11	89
Blue Owl Capital Corp.	243	3,370
Blue Owl Capital, Inc. - Class A	11	136
Blue Ridge Bankshares, Inc.	8	36
BOK Financial Corp.	77	6,188
Bread Financial Holdings, Inc.	13	459
Bridgewater Bancshares, Inc.(1)	10	92

Brighthouse Financial, Inc.(1)	2	90
Brightsphere Investment Group, Inc.	575	11,144
BrightSpire Capital, Inc. - Class A	55	346
Brookline Bancorp, Inc.	713	6,499
Brown & Brown, Inc.	4	281
Burke & Herbert Financial Services Corp.	2	111
Business First Bancshares, Inc.	10	188
Byline Bancorp, Inc.	11	213
C&F Financial Corp.	1	69
Cadence Bank	903	19,165
Cambridge Bancorp	3	191
Camden National Corp.	6	167
Cannae Holdings, Inc.(1)	30	563
Cantaloupe, Inc.(1)	8	48
Capital Bancorp, Inc.	4	83
Capital City Bank Group, Inc.	4	118
Capitol Federal Financial, Inc.	52	248
Capstar Financial Holdings, Inc.	8	110
Carlyle Group, Inc.	6	177
Carter Bankshares, Inc.(1)	10	124
Cass Information Systems, Inc.	1	28
Cathay General Bancorp	400	13,894
CBOE Global Markets, Inc.	118	18,375
Central Pacific Financial Corp.	7	121
Central Valley Community Bancorp	4	62
Chemung Financial Corp.	1	53
Chicago Atlantic Real Estate Finance, Inc.	6	93
Chimera Investment Corp.	245	1,338
ChoiceOne Financial Services, Inc.	3	53
Cincinnati Financial Corp.	4	442
Citizens & Northern Corp.	7	118
Citizens Financial Group, Inc.	230	6,154
Citizens Financial Services, Inc.	1	65
City Holding Co.	6	504
Civista Bancshares, Inc.	7	112
Claros Mortgage Trust, Inc.	38	416
CNA Financial Corp.	76	2,977
CNB Financial Corp.	9	158
CNO Financial Group, Inc.	403	9,559
Codorus Valley Bancorp, Inc.	4	71
Coinbase Global, Inc. - Class A(1)	5	353
Colony Bankcorp, Inc.	8	82
Columbia Banking System, Inc.	624	12,664
Columbia Financial, Inc.(1)	7	117
Comerica, Inc.	4	152
Commerce Bancshares, Inc.	3	152
Community Bank System, Inc.	21	874
Community Trust Bancorp, Inc.	6	217
Compass Diversified Holdings	301	5,656
ConnectOne Bancorp, Inc.	16	286
Consumer Portfolio Services, Inc.(1)	3	28
Credit Acceptance Corp.(1)(2)	0	82
CrossFirst Bankshares, Inc.(1)	19	194
Cullen/Frost Bankers, Inc.	2	149
Customers Bancorp, Inc.(1)	12	398
CVB Financial Corp.	1,087	18,006
Dime Community Bancshares, Inc.	14	289
Discover Financial Services	262	22,688
Donegal Group, Inc. - Class A	7	103
Donnelley Financial Solutions, Inc.(1)	75	4,226

Dynex Capital, Inc.	22	257
Eagle Bancorp, Inc.	12	254
East West Bancorp, Inc.	322	16,969
Eastern Bankshares, Inc.	64	808
eHealth, Inc.(1)	8	59
Element Fleet Management Corp.	486	6,977
Ellington Financial, Inc.	27	338
Employers Holdings, Inc.	10	391
Enact Holdings, Inc.	29	781
Encore Capital Group, Inc.(1)	10	465
Enova International, Inc.(1)	12	635
Enstar Group Ltd.(1)	5	1,185
Enterprise Bancorp, Inc.	4	110
Enterprise Financial Services Corp.	15	567
Equity Bancshares, Inc. - Class A	7	163
Esquire Financial Holdings, Inc.	1	24
ESSA Bancorp, Inc.	4	55
Essent Group Ltd.	112	5,279
Euronet Worldwide, Inc.(1)	48	3,815
Evans Bancorp, Inc.	2	63
Evercore, Inc. - Class A	63	8,621
Everest Group Ltd.	48	17,866
EVERTEC, Inc.	191	7,104
F&G Annuities & Life, Inc.	7	198
Farmers & Merchants Bancorp, Inc.	5	91
Farmers National Banc Corp.	15	175
FB Financial Corp.	15	434
Federal Agricultural Mortgage Corp. - Class C	3	482
Fidelis Insurance Holdings Ltd.(1)	107	1,570
Fidelity D&D Bancorp, Inc.	2	89
Fidelity National Financial, Inc.	7	305
Fidelity National Information Services, Inc.	231	12,745
Fifth Third Bancorp	730	18,499
Finance Of America Companies, Inc. - Class A(1)	24	31
Financial Institutions, Inc.	7	110
First American Financial Corp.	288	16,251
First Bancorp	15	434
First Bancorp	510	6,870
First Bancorp, Inc.	5	116
First Bancshares, Inc.	13	346
First Bank	9	99
First Busey Corp.	22	432
First Business Financial Services, Inc.	4	105
First Citizens BancShares, Inc. - Class A(2)	0	377
First Commonwealth Financial Corp.	40	484
First Community Bankshares, Inc.	7	219
First Community Corp.	3	50
First Financial Bancorp	37	730
First Financial Corp.	5	174
First Foundation, Inc.	21	130
First Hawaiian, Inc.	336	6,061
First Horizon Corp.	16	172
First Interstate BancSystem, Inc. - Class A	456	11,364
First Merchants Corp.	64	1,787
First Mid Bancshares, Inc.	8	215
First of Long Island Corp.	9	106
First Western Financial, Inc.(1)	4	67
Five Star Bancorp	4	70
FleetCor Technologies, Inc.(1)	31	8,029
Flushing Financial Corp.	12	159

FNB Corp.	534	5,762
Forge Global Holdings, Inc.(1)	45	92
Franklin BSP Realty Trust, Inc.	33	443
Franklin Resources, Inc.	8	200
FS Bancorp, Inc.	2	69
FS KKR Capital Corp.	122	2,405
Fulton Financial Corp.	67	817
FVCBankcorp, Inc.(1)	7	87
GCM Grosvenor, Inc. - Class A	2	13
Genworth Financial, Inc. - Class A(1)	174	1,017
German American Bancorp, Inc.	12	317
Glacier Bancorp, Inc.	601	17,141
Global Payments, Inc.	49	5,625
Globe Life, Inc.	109	11,801
GoHealth, Inc. - Class A(1)	1	18
Granite Point Mortgage Trust, Inc.	20	95
Great Southern Bancorp, Inc.	4	186
Green Dot Corp. - Class A(1)	11	160
Greene County Bancorp, Inc.	1	36
Greenlight Capital Re Ltd. - Class A(1)	11	122
Guaranty Bancshares, Inc.	4	105
Hamilton Lane, Inc. - Class A	6	554
Hancock Whitney Corp.	36	1,330
Hanmi Financial Corp.	219	3,554
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	39	823
Hanover Insurance Group, Inc.	67	7,425
HarborOne Bancorp, Inc.	18	169
Hartford Financial Services Group, Inc.	315	22,367
HBT Financial, Inc.	6	103
Heartland Financial USA, Inc.	18	515
Heritage Commerce Corp.	26	222
Heritage Financial Corp.	14	231
Hilltop Holdings, Inc.	20	554
Hingham Institution for Savings	1	108
Hippo Holdings, Inc.(1)	4	35
Home Bancorp, Inc.	3	105
Home Bancshares, Inc.	343	7,174
HomeStreet, Inc.	7	55
HomeTrust Bancshares, Inc.	5	116
Hope Bancorp, Inc.	46	405
Horace Mann Educators Corp.	15	442
Horizon Bancorp, Inc.	19	201
Houlihan Lokey, Inc. - Class A	1	142
Huntington Bancshares, Inc.	1,268	13,192
Independent Bank Corp.	9	157
Independent Bank Corp.	275	13,496
Independent Bank Group, Inc.	31	1,219
Interactive Brokers Group, Inc. - Class A	3	246
International Bancshares Corp.	22	971
Invesco Ltd.	10	150
Invesco Mortgage Capital, Inc.	17	171
Investors Title Co.(2)	0	74
Jack Henry & Associates, Inc.	1	209
Jackson Financial, Inc. - Class A	33	1,270
James River Group Holdings Ltd.	13	196
Janus Henderson Group Plc	4	96
Jefferies Financial Group, Inc.	5	198
John Marshall Bancorp, Inc.	5	94
Kearny Financial Corp.	25	173
Kemper Corp.	2	70

KeyCorp	298	3,203
KKR & Co., Inc. - Class Miscella	14	840
KKR Real Estate Finance Trust, Inc.	25	292
Ladder Capital Corp. - Class A	47	485
Lakeland Bancorp, Inc.	26	332
Lakeland Financial Corp.	215	10,199
Lazard Ltd. - Class A	3	94
LCNB Corp.	4	63
Lemonade, Inc.(1)	18	207
LendingClub Corp.(1)	44	267
LendingTree, Inc.(1)	4	55
Lincoln National Corp.	84	2,068
Live Oak Bancshares, Inc.	14	397
Loews Corp.	61	3,885
LPL Financial Holdings, Inc.	46	11,009
Luther Burbank Corp.	9	72
M&T Bank Corp.	5	587
Macatawa Bank Corp.	12	106
Maiden Holdings Ltd.(1)	39	69
MainStreet Bancshares, Inc.	3	56
Markel Group, Inc.(1)(2)	0	542
MarketWise, Inc.	14	22
Marqeta, Inc. - Class A(1)	174	1,043
MBIA, Inc.(1)	20	141
Mercantile Bank Corp.	7	213
Merchants Bancorp	7	190
Mercury General Corp.	11	321
Metrocity Bankshares, Inc.	8	153
Metropolitan Bank Holding Corp.(1)	4	153
MFA Financial, Inc.	42	403
MGIC Investment Corp.	282	4,704
Mid Penn Bancorp, Inc.	6	122
Middlefield Banc Corp.	3	87
Midland States Bancorp, Inc.	9	194
MidWestOne Financial Group, Inc.	7	136
Moelis & Co. - Class A	11	511
Mr Cooper Group, Inc.(1)	245	13,126
MSCI, Inc. - Class A	23	11,593
MVB Financial Corp.	4	100
Nasdaq, Inc.	238	11,542
National Bank Holdings Corp. - Class A	14	406
National Bankshares, Inc.	2	62
National Western Life Group, Inc. - Class A	1	403
Navient Corp.	261	4,494
NBT Bancorp, Inc.	16	493
Nelnet, Inc. - Class A	6	534
New York Community Bancorp, Inc.	20	230
New York Mortgage Trust, Inc.	37	311
NewtekOne, Inc.	10	147
Nexpoint Real Estate Finance, Inc.	4	61
NI Holdings, Inc.(1)	4	55
Nicolet Bankshares, Inc.	5	366
NMI Holdings, Inc. - Class A(1)	31	852
Northeast Bank	3	128
Northeast Community Bancorp, Inc.	6	82
Northern Trust Corp.	6	401
Northfield Bancorp, Inc.	16	152
Northrim BanCorp, Inc.	3	100
Northwest Bancshares, Inc.	48	488
Norwood Financial Corp.	3	82

NU Holdings Ltd. - Class A(1)	20	146
Oak Valley Bancorp	3	65
OceanFirst Financial Corp.	25	358
Ocwen Financial Corp.(1)	3	68
OFG Bancorp	18	546
Old National Bancorp	605	8,793
Old Republic International Corp.	141	3,788
Old Second Bancorp, Inc.	19	253
OneMain Holdings, Inc. - Class A	3	125
Open Lending Corp. - Class A(1)	4	26
OppFi, Inc.(1)	5	11
Orange County Bancorp, Inc.	2	94
Orchid Island Capital, Inc. - Class A	18	151
Origin Bancorp, Inc.	50	1,433
Orrstown Financial Services, Inc.	4	90
Oscar Health, Inc. - Class A(1)	57	320
Pacific Premier Bancorp, Inc.	611	13,291
PacWest Bancorp	48	381
Pagseguro Digital Ltd. - Class A(1)	32	273
Park National Corp.	6	569
Parke Bancorp, Inc.	6	90
Pathward Financial, Inc.	7	316
Patria Investments Ltd. - Class A	80	1,160
Paysafe Ltd.(1)	13	158
PCB Bancorp	5	78
Peapack Gladstone Financial Corp.	8	198
PennantPark Investment Corp.	164	1,076
Penns Woods Bancorp, Inc.	3	61
PennyMac Financial Services, Inc.	10	654
PennyMac Mortgage Investment Trust	36	452
Peoples Bancorp, Inc.	14	367
Peoples Financial Services Corp.	3	118
Pinnacle Financial Partners, Inc.	2	140
Pioneer Bancorp, Inc.(1)	7	56
Piper Sandler Companies	1	195
Plumas Bancorp	2	67
Ponce Financial Group, Inc.(1)	8	66
Popular, Inc.	54	3,429
PRA Group, Inc.(1)	16	300
Preferred Bank	4	221
Premier Financial Corp.	20	339
Primerica, Inc.(2)	0	77
Primis Financial Corp.	9	73
Princeton Bancorp, Inc.	2	65
Principal Financial Group, Inc.	7	491
ProAssurance Corp.	19	363
PROG Holdings, Inc.(1)	15	503
Prospect Capital Corp.	296	1,788
Prosperity Bancshares, Inc.	162	8,829
Provident Financial Services, Inc.	99	1,510
Prudential Financial, Inc.	10	983
QCR Holdings, Inc.	7	343
Radian Group, Inc.	47	1,182
Raymond James Financial, Inc.	176	17,722
RBB Bancorp	7	92
Ready Capital Corp.	65	659
Red River Bancshares, Inc.	2	93
Redwood Trust, Inc.	45	324
Regional Management Corp.	3	81
Regions Financial Corp.	504	8,677

Reinsurance Group of America, Inc. - Class A	165	23,896
RenaissanceRe Holdings Ltd.	34	6,660
Renasant Corp.	20	535
Repay Holdings Corp. - Class A(1)	89	674
Republic Bancorp, Inc. - Class A	4	167
Rithm Capital Corp.	2,073	19,259
RLI Corp.	1	118
Robinhood Markets, Inc. - Class A(1)	18	180
Rocket Companies, Inc. - Class A(1)	343	2,802
Ryan Specialty Holdings, Inc. - Class A(1)	57	2,774
S&T Bancorp, Inc.	15	407
Safety Insurance Group, Inc.	6	387
Sandy Spring Bancorp, Inc.	184	3,950
Sculptor Capital Management, Inc. - Class A	4	45
Seacoast Banking Corp. of Florida	33	726
Security National Financial Corp. - Class A(1)	5	37
SEI Investments Co.	3	170
Selective Insurance Group, Inc.	168	17,296
Selectquote, Inc.(1)	53	62
ServisFirst Bancshares, Inc.	14	719
Shore Bancshares, Inc.	12	129
Sierra Bancorp	6	115
Simmons First National Corp. - Class A	48	815
SiriusPoint Ltd.(1)	34	344
Skyward Specialty Insurance Group, Inc.(1)	7	200
SLM Corp.	716	9,755
SmartFinancial, Inc.	7	149
SoFi Technologies, Inc.(1)	26	205
South Plains Financial, Inc.	5	138
South State Corp.	335	22,585
Southern First Bancshares, Inc.(1)	3	87
Southern Missouri Bancorp, Inc.	4	146
Southern States Bancshares, Inc.	3	67
Southside Bancshares, Inc.	12	340
Starwood Property Trust, Inc.	9	165
State Street Corp.	149	9,980
Stellar Bancorp, Inc.	19	410
Sterling Bancorp, Inc.(1)	10	60
Stewart Information Services Corp.	9	384
Stifel Financial Corp.	192	11,824
Stock Yards Bancorp, Inc.	2	67
StoneCo Ltd. - Class A(1)	46	494
StoneX Group, Inc.(1)	7	636
Summit Financial Group, Inc.	5	111
SWK Holdings Corp.(1)	1	17
Synchrony Financial	228	6,968
Synovus Financial Corp.	4	112
T Rowe Price Group, Inc.	6	649
Texas Capital Bancshares, Inc.(1)	132	7,792
TFS Financial Corp.	1	17
Third Coast Bancshares, Inc.(1)	5	94
Timberland Bancorp, Inc.	4	96
Tiptree, Inc.	8	131
Tompkins Financial Corp.	6	294
Towne Bank	29	668
TPG RE Finance Trust, Inc.	28	189
TPG, Inc. - Class A	1	37
Tradeweb Markets, Inc. - Class A	2	166
Travelers Companies, Inc.	27	4,491
TriCo Bancshares	13	418

Triumph Financial, Inc.(1)	9	595
Truist Financial Corp.	141	4,025
TrustCo Bank Corp. NY	7	196
Trustmark Corp.	23	496
Two Harbors Investment Corp.	474	6,279
UMB Financial Corp.	148	9,178
United Bankshares, Inc.	453	12,499
United Community Banks, Inc.	341	8,662
United Fire Group, Inc.	9	180
Unity Bancorp, Inc.	3	80
Universal Insurance Holdings, Inc.	32	454
Univest Financial Corp.	13	220
Unum Group	103	5,077
USCB Financial Holdings, Inc.(1)	5	49
UWM Holdings Corp.	2	8
Valley National Bancorp	712	6,091
Value Line, Inc.(2)	0	1
Velocity Financial, Inc.(1)	3	35
Veritex Holdings, Inc.	19	335
Victory Capital Holdings, Inc. - Class A	2	55
Virginia National Bankshares Corp.	2	66
Virtu Financial, Inc. - Class A	3	43
Virtus Investment Partners, Inc.	3	517
Voya Financial, Inc.	60	4,013
Walker & Dunlop, Inc.	13	971
Washington Federal, Inc.	25	630
Washington Trust Bancorp, Inc.	7	192
Waterstone Financial, Inc.	7	82
Webster Financial Corp.	443	17,875
WesBanco, Inc.	79	1,926
West BanCorp, Inc.	8	124
Westamerica BanCorp	7	315
Western Alliance Bancorp	42	1,921
Western Union Co.	191	2,517
WEX, Inc.(1)	1	121
White Mountains Insurance Group Ltd.(2)	0	103
Willis Towers Watson Plc	52	10,945
Wintrust Financial Corp.	60	4,545
World Acceptance Corp.(1)	2	198
WR Berkley Corp.	6	362
WSFS Financial Corp.	20	733
XP, Inc. - Class A	8	195
Zions Bancorp N.A.	269	9,400

Total Financials		1,189,013

Healthcare – 7.80%
23andMe Holding Co. - Class A(1)	114	111
2seventy bio, Inc.(1)	20	79
4D Molecular Therapeutics, Inc.(1)	15	186
Aadi Bioscience, Inc.(1)	7	32
Acadia Healthcare Co., Inc.(1)	2	175
Accolade, Inc.(1)	1	16
ACELYRIN, Inc.(1)	7	74
Acrivon Therapeutics, Inc.(1)	3	33
AdaptHealth Corp. - Class A(1)	406	3,697
Adaptive Biotechnologies Corp.(1)	13	73
Addus HomeCare Corp.(1)	133	11,327
Adicet Bio, Inc.(1)	13	18
ADMA Biologics, Inc.(1)	41	148
Aduro Bioteech, Inc.(1)(4)	1	3
Agenus, Inc.(1)	117	132

Agilent Technologies, Inc.	52	5,801
Agiliti, Inc.(1)	246	1,593
agilon health, Inc.(1)	1	15
Agios Pharmaceuticals, Inc.(1)	23	570
Allakos, Inc.(1)	26	59
Allogene Therapeutics, Inc.(1)	33	104
Allovir, Inc.(1)	23	49
Alnylam Pharmaceuticals, Inc.(1)	1	120
Alphatec Holdings, Inc.(1)	19	248
Alpine Immune Sciences, Inc.(1)	5	63
Altimmune, Inc.(1)	20	52
ALX Oncology Holdings, Inc.(1)	10	49
Amedisys, Inc.(1)	1	83
American Well Corp. - Class A(1)	104	121
AMN Healthcare Services, Inc.(1)	193	16,478
Amneal Pharmaceuticals, Inc.(1)	49	207
AnaptysBio, Inc.(1)	1	22
AngioDynamics, Inc.(1)	16	116
ANI Pharmaceuticals, Inc.(1)	1	77
Anika Therapeutics, Inc.(1)	6	116
Annexon, Inc.(1)	17	40
Apogee Therapeutics, Inc.(1)	4	91
Arbutus Biopharma Corp.(1)	17	35
Arcturus Therapeutics Holdings, Inc.(1)	8	217
Arcus Biosciences, Inc.(1)	15	270
Ardelyx, Inc.(1)	28	114
ARS Pharmaceuticals, Inc.(1)	7	26
Artivion, Inc.(1)	14	210
Arvinas, Inc.(1)	1	25
Assertio Holdings, Inc.(1)	35	90
Astria Therapeutics, Inc.(1)	1	11
Atara Biotherapeutics, Inc.(1)	36	54
Atea Pharmaceuticals, Inc.(1)	30	89
AtriCure, Inc.(1)	5	232
Aura Biosciences, Inc.(1)	11	99
Avanos Medical, Inc.(1)	19	379
Avantor, Inc.(1)	941	19,841
Aveanna Healthcare Holdings, Inc.(1)	15	18
Avidity Biosciences, Inc.(1)	29	184
Azenta, Inc.(1)	2	95
Baxter International, Inc.	14	534
Beam Therapeutics, Inc.(1)	3	67
BioAtla, Inc.(1)	18	30
BioCryst Pharmaceuticals, Inc.(1)	18	130
Biogen, Inc.(1)	4	1,040
Biohaven Ltd.(1)	23	610
BioLife Solutions, Inc.(1)	1	17
BioMarin Pharmaceutical, Inc.(1)	5	411
Bio-Rad Laboratories, Inc. - Class A(1)	1	215
Biote Corp. - Class A(1)	2	11
Bio-Techne Corp.(2)	0	17
Bluebird Bio, Inc.(1)	43	130
Boston Scientific Corp.(1)	257	13,583
Bridgebio Pharma, Inc.(1)	14	370
Brookdale Senior Living, Inc.(1)	75	311
Bruker Corp.	129	8,013
Butterfly Network, Inc.(1)	54	64
Cabaletta Bio, Inc.(1)	1	18
Cano Health, Inc.(1)	89	23
Cara Therapeutics, Inc.(1)	21	35

Cardinal Health, Inc.	90	7,857
CareDx, Inc.(1)	22	154
CareMax, Inc.(1)	30	64
Caribou Biosciences, Inc.(1)	30	146
Carisma Therapeutics, Inc.	11	45
Castle Biosciences, Inc.(1)	6	102
Catalent, Inc.(1)	5	227
Celcuity, Inc.(1)	6	57
Celldex Therapeutics, Inc.(1)	14	382
Cencora, Inc. - Class A	393	70,745
Centene Corp.(1)	218	15,013
Century Therapeutics, Inc.(1)	10	20
Certara, Inc.(1)	2	31
Charles River Laboratories International, Inc.(1)	1	282
Chemed Corp.(2)	0	60
Chinook Therapeutics, Inc.(1)	17	6
Citius Pharmaceuticals, Inc.(1)	40	28
Codexis, Inc.(1)	25	47
Cogent Biosciences, Inc.(1)	15	147
Coherus Biosciences, Inc.(1)	7	24
Community Health Systems, Inc.(1)	53	154
Compass Therapeutics, Inc.(1)	31	61
Computer Programs & Systems, Inc.(1)	6	88
Cooper Companies, Inc.	26	8,206
Crinetics Pharmaceuticals, Inc.(1)	22	648
Cross Country Healthcare, Inc.(1)	12	292
CryoPort, Inc.(1)	3	37
Cullinan Oncology, Inc.(1)	10	86
Cutera, Inc.(1)	6	36
CVRx, Inc.(1)	1	13
Cytokinetics, Inc.(1)	3	89
DaVita, Inc.(1)	65	6,144
Day One Biopharmaceuticals, Inc.(1)	2	23
Deciphera Pharmaceuticals, Inc.(1)	14	172
Definitive Healthcare Corp. - Class A(1)	13	106
Dentsply Sirona, Inc.	6	200
Design Therapeutics, Inc.(1)	14	32
DexCom, Inc.(1)	98	9,138
Disc Medicine, Inc. - Class A(1)(2)	0	12
Doximity, Inc. - Class A(1)	2	38
Dynavax Technologies Corp. - Class A(1)	8	123
Dyne Therapeutics, Inc.(1)	12	109
Eagle Pharmaceuticals, Inc.(1)	4	65
Edgewise Therapeutics, Inc.(1)	18	103
Editas Medicine, Inc. - Class A(1)	34	262
Elanco Animal Health, Inc.(1)	14	158
Embecta Corp.	135	2,039
Emergent BioSolutions, Inc.(1)	21	72
Enanta Pharmaceuticals, Inc.(1)	7	82
Encompass Health Corp.	3	171
Enhabit, Inc.(1)	20	224
Enliven Therapeutics, Inc.(1)	9	127
Enovis Corp.(1)	299	15,754
Entrada Therapeutics, Inc.(1)	8	132
Envista Holdings Corp.(1)	297	8,272
EQRx, Inc.(1)	130	288
Erasca, Inc.(1)	34	67
Exact Sciences Corp.(1)	3	226
Exelixis, Inc.(1)	2	51
EyePoint Pharmaceuticals, Inc.(1)	5	40

Fate Therapeutics, Inc.(1)	35	75
Fennec Pharmaceuticals, Inc.(1)	5	39
FibroGen, Inc.(1)	36	31
Fortrea Holdings, Inc.(1)	350	9,994
Fulgent Genetics, Inc.(1)	8	223
Genelux Corp.(1)	6	135
Generation Bio Co.(1)	19	71
Geron Corp.(1)	48	101
Globus Medical, Inc. - Class A(1)	2	119
Graphite Bio, Inc.(1)	14	35
Gritstone bio, Inc.(1)	35	61
HCA Healthcare, Inc.	22	5,438
Health Catalyst, Inc.(1)	10	105
HealthStream, Inc.	6	135
Henry Schein, Inc.(1)	4	269
HilleVax, Inc.(1)	6	85
Hologic, Inc.(1)	158	10,971
Horizon Therapeutics Plc(1)	1	83
Humacyte, Inc.(1)	5	15
Humana, Inc.	16	7,808
ICON Plc(1)	120	29,640
Icosavax, Inc.(1)	11	87
ICU Medical, Inc.(1)	41	4,878
Ideaya Biosciences, Inc.(1)	8	208
IGM Biosciences, Inc.(1)	5	42
Ikena Oncology, Inc.(1)	12	50
Illumina, Inc.(1)	3	427
Immuneering Corp. - Class A(1)	2	15
ImmunityBio, Inc.(1)	7	12
ImmunoGen, Inc.(1)	41	645
Inari Medical, Inc.(1)	2	106
Incyte Corp.(1)	1	77
Inhibrx, Inc.(1)	5	86
Innoviva, Inc.(1)	169	2,195
Inogen, Inc.(1)	10	52
Inozyme Pharma, Inc.(1)	13	54
Integer Holdings Corp.(1)	182	14,295
Integra LifeSciences Holdings Corp.(1)	2	76
Intellia Therapeutics, Inc.(1)	31	977
Invitae Corp.(1)	19	12
Ionis Pharmaceuticals, Inc.(1)	1	24
Iovance Biotherapeutics, Inc.(1)	93	424
IQVIA Holdings, Inc.(1)	145	28,453
Ironwood Pharmaceuticals, Inc. - Class A(1)	402	3,875
iTeos Therapeutics, Inc.(1)	10	111
Janux Therapeutics, Inc.(1)	7	67
Jazz Pharmaceuticals Plc(1)	82	10,557
KalVista Pharmaceuticals, Inc.(1)	10	98
Karuna Therapeutics, Inc.(1)(2)	0	18
Kezar Life Sciences, Inc.(1)	30	35
Kiniksa Pharmaceuticals Ltd. - Class A(1)	13	219
Kodiak Sciences, Inc.(1)	14	25
Kura Oncology, Inc.(1)	29	261
Laboratory Corp. of America Holdings	100	20,155
Lantheus Holdings, Inc.(1)	123	8,518
Larimar Therapeutics, Inc.(1)	9	37
Lexicon Pharmaceuticals, Inc.(1)	20	21
LifeStance Health Group, Inc.(1)	19	132
Ligand Pharmaceuticals, Inc.(1)	6	347
Liquidia Corp.(1)	6	36

LivaNova Plc(1)	21	1,088
Longboard Pharmaceuticals, Inc.(1)	4	20
Lyell Immunopharma, Inc.(1)	74	108
MacroGenics, Inc.(1)	17	80
MannKind Corp.(1)	18	75
Maravai LifeSciences Holdings, Inc. - Class A(1)	293	2,932
Masimo Corp.(1)	43	3,767
MaxCyte, Inc.(1)	36	112
McKesson Corp.	20	8,697
MeiraGTx Holdings Plc(1)	4	18
Mersana Therapeutics, Inc.(1)	16	21
MiMedx Group, Inc.(1)	47	344
Mineralys Therapeutics, Inc.(1)	4	38
Mirati Therapeutics, Inc.(1)	1	55
ModivCare, Inc.(1)	118	3,717
Molina Healthcare, Inc.(1)	39	12,917
Monte Rosa Therapeutics, Inc.(1)	12	57
Morphic Holding, Inc.(1)	2	38
Multiplan Corp.(1)	156	261
Myriad Genetics, Inc.(1)	33	522
NanoString Technologies, Inc.(1)	1	3
Nano-X Imaging Ltd.(1)	17	108
National HealthCare Corp.	5	328
Nautilus Biotechnology, Inc. - Class A(1)	22	69
Neogen Corp.(1)	89	1,653
NeoGenomics, Inc.(1)	48	585
Nevro Corp.(1)	10	184
NextGen Healthcare, Inc.(1)	10	227
NGM Biopharmaceuticals, Inc.(1)	19	21
Nkarta, Inc.(1)	12	16
Novavax, Inc.(1)	8	54
Nurix Therapeutics, Inc.(1)	19	152
Nuvation Bio, Inc.(1)	59	79
Ocean Biomedical, Inc.(1)	3	11
Olema Pharmaceuticals, Inc.(1)	11	133
Omeros Corp.(1)	14	41
OmniAb, Inc.(1)	37	191
OmniAb, Inc. - Class CR3(1)(2)(4)(5)	2	—
OmniAb, Inc. - Class CR4(1)(2)(4)(5)	2	—
Omnicell, Inc.(1)	9	422
OPKO Health, Inc.(1)	165	263
OraSure Technologies, Inc.(1)	30	176
Organogenesis Holdings, Inc. - Class A(1)	25	81
Organon & Co.	235	4,086
ORIC Pharmaceuticals, Inc.(1)	16	94
Orthofix Medical, Inc.(1)	14	184
OrthoPediatrics Corp.(1)	1	23
Ovid therapeutics, Inc.(1)	26	99
Owens & Minor, Inc.(1)	30	493
Pacific Biosciences of California, Inc.(1)	46	381
Patterson Companies, Inc.	27	811
Pediatrix Medical Group, Inc.(1)	34	435
PepGen, Inc.(1)	3	14
Perrigo Co. Plc	4	120
PetIQ, Inc. - Class A(1)	2	39
Phathom Pharmaceuticals, Inc.(1)	9	97
Phibro Animal Health Corp. - Class A	7	87
PMV Pharmaceuticals, Inc.(1)	16	98
Point Biopharma Global, Inc. - Class A(1)	36	240
Poseida Therapeutics, Inc. - Class A(1)	28	66

Precigen, Inc.(1)	56	80
Prelude Therapeutics, Inc.(1)	8	24
Premier, Inc. - Class A	3	71
Prestige Consumer Healthcare, Inc.(1)	272	15,533
ProKidney Corp. - Class A(1)	14	63
Protagonist Therapeutics, Inc.(1)	9	148
Protalix BioTherapeutics, Inc.(1)	28	46
PTC Therapeutics, Inc.(1)	6	128
Pulse Biosciences, Inc.(1)	4	16
QIAGEN NV(1)	6	261
Quanterix Corp.(1)	12	324
Quantum-Si, Inc.(1)	44	73
Quest Diagnostics, Inc.	3	384
QuidelOrtho Corp.(1)	130	9,466
R1 RCM, Inc.(1)	4	64
Rain Oncology, Inc.(1)	11	9
Rallybio Corp.(1)	12	42
RAPT Therapeutics, Inc.(1)	3	49
Recursion Pharmaceuticals, Inc. - Class A(1)	55	424
REGENXBIO, Inc.(1)	16	269
Relay Therapeutics, Inc.(1)	37	311
Reneo Pharmaceuticals, Inc.(1)	2	16
Repligen Corp.(1)	1	136
Replimune Group, Inc.(1)	16	281
Revvity, Inc.	4	394
Rigel Pharmaceuticals, Inc.(1)	11	11
Rocket Pharmaceuticals, Inc.(1)	3	56
Roivant Sciences Ltd.(1)	1	7
Royalty Pharma Plc - Class A	10	282
Sage Therapeutics, Inc.(1)	1	26
Sagimet Biosciences, Inc. - Class A(1)	1	11
Sana Biotechnology, Inc.(1)	35	137
Sangamo Therapeutics, Inc.(1)	63	38
Savara, Inc.(1)	35	132
Scholar Rock Holding Corp.(1)	18	125
Scilex Holding Co.(1)	16	23
Seer, Inc. - Class A(1)	25	56
Selecta Biosciences, Inc.(1)	34	36
Seres Therapeutics, Inc.(1)	13	30
Sharecare, Inc.(1)	119	112
SomaLogic, Inc.(1)	64	153
Sotera Health Co.(1)	203	3,033
STERIS Plc	3	610
Stoke Therapeutics, Inc.(1)	11	44
Surgery Partners, Inc.(1)	3	77
Sutro Biopharma, Inc.(1)	24	84
Syndax Pharmaceuticals, Inc.(1)	4	61
Tandem Diabetes Care, Inc.(1)	2	32
Tango Therapeutics, Inc.(1)	17	196
Taro Pharmaceutical Industries Ltd.(1)	3	122
Tarsus Pharmaceuticals, Inc.(1)	10	174
Teladoc Health, Inc.(1)	5	86
Teleflex, Inc.	1	262
Tenaya Therapeutics, Inc.(1)	19	49
Tenet Healthcare Corp.(1)	3	184
Terns Pharmaceuticals, Inc.(1)	6	28
Theravance Biopharma, Inc.(1)	23	196
Theseus Pharmaceuticals, Inc.(1)	8	20
Third Harmonic Bio, Inc.(1)	7	47
Travere Therapeutics, Inc. - Class Preferre(1)	2	18

Trevi Therapeutics, Inc.(1)	16	35
Turnstone Biologics Corp.(1)	3	11
Twist Bioscience Corp.(1)	24	478
Tyra Biosciences, Inc.(1)	4	49
United Therapeutics Corp.(1)	31	7,082
Universal Health Services, Inc. - Class B	35	4,385
UroGen Pharma Ltd.(1)	1	17
Vanda Pharmaceuticals, Inc.(1)	23	101
Varex Imaging Corp.(1)	16	300
Vera Therapeutics, Inc. - Class A(1)	7	97
Veracyte, Inc.(1)	30	671
Veradigm, Inc.(1)	45	586
Verve Therapeutics, Inc.(1)	21	273
Viatris, Inc.	443	4,370
Vicarious Surgical, Inc. - Class A(1)	15	9
Vigil Neuroscience, Inc.(1)	7	36
Vir Biotechnology, Inc.(1)	33	309
Viridian Therapeutics, Inc.(1)	3	54
Vor BioPharma, Inc.(1)	15	31
WaVe Life Sciences Ltd.(1)	25	145
X4 Pharmaceuticals, Inc.(1)	25	27
Xencor, Inc.(1)	11	216
XOMA Corp.(1)	3	37
Y-mAbs Therapeutics, Inc.(1)	8	43
Zevra Therapeutics, Inc.(1)	13	65
Zimmer Biomet Holdings, Inc.	90	10,052
Zimvie, Inc.(1)	11	100
Zura Bio Ltd. - Class A(1)	5	32
Zymeworks, Inc.(1)	21	134

Total Healthcare		514,259

Industrials – 20.36%
3D Systems Corp.(1)	53	262
AAR Corp.(1)	14	851
ABM Industries, Inc.	266	10,658
ACCO Brands Corp.	39	221
Acuity Brands, Inc.	1	151
Advanced Drainage Systems, Inc.	49	5,550
AECOM	4	302
AerSale Corp.(1)	10	151
AGCO Corp.	89	10,531
Air Lease Corp. - Class A	293	11,535
Air Transport Services Group, Inc.(1)	23	483
Alaska Air Group, Inc.(1)	413	15,304
Albany International Corp. - Class A	2	132
Alight, Inc. - Class A(1)	163	1,154
Allegiant Travel Co. - Class A	91	6,988
Allegion Plc	190	19,778
Allison Transmission Holdings, Inc.	112	6,613
American Airlines Group, Inc.(1)	123	1,581
American Woodmark Corp.(1)	6	473
AMETEK, Inc.	340	50,260
AO Smith Corp.	3	204
API Group Corp.(1)	28	719
Apogee Enterprises, Inc.	6	267
ArcBest Corp.	50	5,064
Archer Aviation, Inc. - Class A(1)	63	317
Arcosa, Inc.	159	11,444
Argan, Inc.	5	224
Aris Water Solutions, Inc. - Class A	11	111
Armstrong World Industries, Inc.	1	69

ASGN, Inc.(1)	73	5,988
Astec Industries, Inc.	9	433
Astronics Corp.(1)	11	171
Asure Software, Inc.(1)	7	67
Atkore, Inc.(1)	78	11,680
Avis Budget Group, Inc.(1)(2)	0	67
Axon Enterprise, Inc.(1)	59	11,657
AZEK Co., Inc. - Class A(1)	198	5,895
AZZ, Inc.	10	461
Babcock & Wilcox Enterprises, Inc.(1)	21	90
Barnes Group, Inc.	20	683
Barrett Business Services, Inc.	17	1,521
Beacon Roofing Supply, Inc.(1)	80	6,198
BlackSky Technology, Inc.(1)	49	57
Blade Air Mobility, Inc.(1)	24	63
Blink Charging Co.(1)	11	35
Blue Bird Corp.(1)	6	137
BlueLinx Holdings, Inc.(1)	4	294
Boise Cascade Co.	107	11,027
BrightView Holdings, Inc.(1)	16	127
Brink’s Co.	264	19,161
Broadridge Financial Solutions, Inc.	1	95
Builders FirstSource, Inc.(1)	78	9,662
BWX Technologies, Inc.	177	13,241
CACI International, Inc. - Class A(1)	122	38,283
Carlisle Companies, Inc.	1	362
Carrier Global Corp.	23	1,291
Casella Waste Systems, Inc. - Class A(1)	133	10,176
CBIZ, Inc.(1)	257	13,361
CECO Environmental Corp.(1)	23	361
Ceridian HCM Holding, Inc.(1)	4	260
CH Robinson Worldwide, Inc.	1	61
Chart Industries, Inc.(1)	7	1,139
Cimpress Plc(1)	3	224
Cintas Corp.(2)	0	133
CIRCOR International, Inc.(1)	1	47
Clarivate Plc(1)	13	88
Clean Harbors, Inc.(1)	1	238
CNH Industrial NV	415	5,016
Columbus McKinnon Corp.	12	403
Commercial Vehicle Group, Inc.(1)	11	86
CompX International, Inc.	1	10
Concentrix Corp.	1	98
Concrete Pumping Holdings, Inc.(1)	4	34
Conduent, Inc.(1)	73	255
Core & Main, Inc. - Class A(1)	3	89
CoreCivic, Inc.(1)	204	2,295
Costamare, Inc.	20	193
Covenant Logistics Group, Inc. - Class A	3	151
Crane Co.	110	9,763
Cummins, Inc.	55	12,469
Curtiss-Wright Corp.	70	13,756
Delta Air Lines, Inc.	137	5,073
Deluxe Corp.	236	4,466
Desktop Metal, Inc. - Class A(1)	113	165
DIRTT Environmental Solutions(1)	126	51
Donaldson Co., Inc.	2	118
Dover Corp.	146	20,314
Driven Brands Holdings, Inc.(1)	2	23
Ducommun, Inc.(1)	5	229

Dun & Bradstreet Holdings, Inc.	835	8,337
DXP Enterprises, Inc.(1)	36	1,244
Dycom Industries, Inc.(1)	11	943
Eagle Bulk Shipping, Inc.	4	160
Eaton Corp. Plc	49	10,433
EMCOR Group, Inc.	12	2,450
Encore Wire Corp.	37	6,753
Energy Vault Holdings, Inc.(1)	41	104
EnerSys	1	120
Eneti, Inc.	11	106
Ennis, Inc.	10	214
EnPro Industries, Inc.	9	1,043
Enviri Corp.(1)	32	233
Eos Energy Enterprises, Inc.(1)	5	11
Equifax, Inc.	22	4,098
Esab Corp.	411	28,861
ESCO Technologies, Inc.	144	15,052
ESS Tech, Inc.(1)	40	75
Expeditors International of Washington, Inc.	125	14,314
Fastenal Co.	4	222
Federal Signal Corp.	274	16,366
Ferguson Plc	135	22,208
First Advantage Corp.	20	281
FiscalNote Holdings, Inc.(1)	21	44
Flowserve Corp.	258	10,274
Fluor Corp.(1)	4	153
Fortive Corp.	132	9,815
Fortune Brands Innovations, Inc.	4	224
Forward Air Corp.	156	10,696
FTAI Infrastructure, Inc.	40	129
FTI Consulting, Inc.(1)	1	134
FuelCell Energy, Inc.(1)	167	214
Gates Industrial Corp. Plc(1)	555	6,446
GATX Corp.	14	1,484
Genco Shipping & Trading Ltd.	18	249
Gencor Industries, Inc.(1)	5	66
Generac Holdings, Inc.(1)	2	184
Genpact Ltd.	4	135
GEO Group, Inc.(1)	48	393
Gibraltar Industries, Inc.(1)	278	18,797
Global Industrial Co.	1	41
GMS, Inc.(1)	76	4,843
Golden Ocean Group Ltd.	51	400
Gorman-Rupp Co.	7	226
Graco, Inc.	3	204
GrafTech International Ltd.	33	126
Granite Construction, Inc.	16	596
Great Lakes Dredge & Dock Corp.(1)	26	211
Greenbrier Companies, Inc.	12	496
Griffon Corp.	7	287
GXO Logistics, Inc.(1)	3	190
Hawaiian Holdings, Inc.(1)	21	132
Hayward Holdings, Inc.(1)	561	7,904
Healthcare Services Group, Inc.	2	17
Heartland Express, Inc.	18	264
HEICO Corp.(2)	0	21
HEICO Corp. - Class A(2)	0	28
Heidrick & Struggles International, Inc.	8	210
Herc Holdings, Inc.	43	5,173
Heritage-Crystal Clean, Inc.(1)	6	271

Hertz Global Holdings, Inc.(1)	4	46
Hexcel Corp.	122	7,943
Hillenbrand, Inc.	102	4,294
Hillman Solutions Corp.(1)	427	3,523
Himalaya Shipping Ltd.(1)	3	14
HireRight Holdings Corp.(1)	383	3,644
HNI Corp.	17	588
Howmet Aerospace, Inc.	465	21,502
Hub Group, Inc. - Class A(1)	13	1,006
Hubbell, Inc. - Class B	16	4,909
Hudson Technologies, Inc.(1)	15	204
Huntington Ingalls Industries, Inc.	24	4,831
Hyliion Holdings Corp.(1)	63	74
IBEX Holdings Ltd.(1)	60	928
ICF International, Inc.	120	14,542
IDEX Corp.	2	404
Ingersoll Rand, Inc.	11	722
INNOVATE Corp.(1)	17	28
Insteel Industries, Inc.	7	242
Interface, Inc. - Class A	23	229
ITT, Inc.	128	12,576
Jacobs Solutions, Inc.	4	484
JB Hunt Transport Services, Inc.	2	351
JELD-WEN Holding, Inc.(1)	35	465
JetBlue Airways Corp.(1)	136	626
Joby Aviation, Inc.(1)	77	497
Kaman Corp.	11	224
Karat Packaging, Inc.	15	354
KBR, Inc.	202	11,919
Kelly Services, Inc. - Class A	13	245
Kennametal, Inc.	33	829
Kirby Corp.(1)	59	4,910
Knight-Swift Transportation Holdings, Inc. - Class A	4	218
Korn Ferry	111	5,256
Kratos Defense & Security Solutions, Inc.(1)	51	760
L3Harris Technologies, Inc.	78	13,613
Landstar System, Inc.	67	11,806
Leidos Holdings, Inc.	62	5,760
Lennox International, Inc.	1	338
Leonardo DRS, Inc.(1)	642	10,722
Li-Cycle Holdings Corp.(1)	57	201
Limbach Holdings, Inc.(1)	3	98
Lincoln Electric Holdings, Inc.(2)	0	18
Liquidity Services, Inc.(1)	4	71
Loomis AB - Class B	67	1,808
LSI Industries, Inc.	3	45
Luxfer Holdings Plc	49	634
Manitowoc Co., Inc.(1)	14	211
ManpowerGroup, Inc.	75	5,463
Marten Transport Ltd.	4	82
Masco Corp.	287	15,333
MasTec, Inc.(1)	2	124
Masterbrand, Inc.(1)	53	647
Matson, Inc.	15	1,293
Matthews International Corp. - Class A	9	357
MAXIMUS, Inc.	357	26,695
Mayville Engineering Co., Inc.(1)	4	40
MDU Resources Group, Inc.	154	3,015
Mercury Systems, Inc.(1)	2	56
Microvast Holdings, Inc.(1)	43	81

Middleby Corp.(1)	1	189
Miller Industries, Inc.	4	160
MillerKnoll, Inc.	31	758
Mistras Group, Inc.(1)	8	42
Moog, Inc. - Class A	39	4,447
MRC Global, Inc.(1)	23	233
MSA Safety, Inc.	1	134
MSC Industrial Direct Co., Inc. - Class A	1	125
Mueller Industries, Inc.	48	3,579
National Presto Industries, Inc.	2	147
Nikola Corp.(1)	258	405
NL Industries, Inc.	3	13
Nordson Corp.	2	359
Norfolk Southern Corp.	67	13,106
Northwest Pipe Co.(1)	4	114
NOW, Inc.(1)	43	516
NV5 Global, Inc.(1)	17	1,668
nVent Electric Plc	589	31,199
Old Dominion Freight Line, Inc.(2)	0	77
OPENLANE, Inc.(1)	120	1,797
Oshkosh Corp.	2	173
Otis Worldwide Corp.	364	29,200
Owens Corning	66	9,022
PACCAR, Inc.	106	9,012
PAM Transportation Services, Inc.(1)	2	42
Pangaea Logistics Solutions Ltd.	15	90
Park Aerospace Corp.	7	115
Parker-Hannifin Corp.	129	50,154
Park-Ohio Holdings Corp.	4	77
Parsons Corp.(1)	9	508
Paycor HCM, Inc.(1)	1	19
Pentair Plc	5	295
Performant Financial Corp.(1)	6	14
Planet Labs PBC(1)	9	24
Plug Power, Inc.(1)	15	115
Powell Industries, Inc.	4	314
Preformed Line Products Co.(2)	0	80
Primoris Services Corp.	21	674
Proto Labs, Inc.(1)	11	284
Quad/Graphics, Inc.(1)	14	72
Quanex Building Products Corp.	13	376
Quanta Services, Inc.	3	555
Radiant Logistics, Inc.(1)	14	80
RB Global, Inc.	198	12,394
RBC Bearings, Inc.(1)	1	183
Regal Rexnord Corp.	180	25,759
Republic Services, Inc. - Class A	274	38,998
Resideo Technologies, Inc.(1)	385	6,089
Resources Connection, Inc.	14	207
REV Group, Inc.	13	206
Robert Half, Inc.	89	6,550
Rush Enterprises, Inc. - Class A	25	1,014
Rush Enterprises, Inc. - Class B	4	199
RXO, Inc.(1)	385	7,598
Ryder System, Inc.	40	4,308
Safe Bulkers, Inc.	27	89
Saia, Inc.(1)	1	261
Schneider National, Inc. - Class B	322	8,922
Science Applications International Corp.	83	8,755
Sensata Technologies Holding Plc	284	10,724

SES AI Corp.(1)	48	108
SiteOne Landscape Supply, Inc.(1)	86	13,989
Skillsoft Corp.(1)	38	34
SkyWest, Inc.(1)	18	750
Snap-on, Inc.	29	7,312
Southland Holdings, Inc.(1)	2	14
Southwest Airlines Co.	17	453
Spirit AeroSystems Holdings, Inc. - Class A(1)	3	42
Spirit Airlines, Inc.	44	732
SPX Technologies, Inc.(1)	3	259
SS&C Technologies Holdings, Inc.	6	319
Standex International Corp.	128	18,618
Stanley Black & Decker, Inc.	4	361
Steelcase, Inc. - Class A	38	424
Stem, Inc.(1)	59	249
Stericycle, Inc.(1)	3	114
Sterling Check Corp.(1)	12	150
Sterling Infrastructure, Inc.(1)	1	106
Sun Country Airlines Holdings, Inc.(1)	168	2,497
Sunrun, Inc.(1)	6	74
TaskUS, Inc. - Class A(1)	271	2,813
Tecnoglass, Inc.	102	3,358
Tennant Co.	4	266
Terex Corp.	12	669
Terran Orbital Corp.(1)	32	26
Tetra Tech, Inc.	1	183
Textainer Group Holdings Ltd.	187	6,969
Textron, Inc.	412	32,175
Thermon Group Holdings, Inc.(1)	12	332
Timken Co.	258	18,992
Titan International, Inc.(1)	210	2,815
Titan Machinery, Inc.(1)	42	1,127
Trane Technologies Plc	4	911
TransDigm Group, Inc.(1)	1	1,034
TransUnion	117	8,424
TriNet Group, Inc.(1)	38	4,478
Trinity Industries, Inc.	27	662
Triumph Group, Inc.(1)	26	197
TrueBlue, Inc.(1)	13	188
TuSimple Holdings, Inc. - Class A(1)	69	107
Tutor Perini Corp.(1)	17	137
UFP Industries, Inc.	21	2,118
U-Haul Holding Co.(1)(2)	0	8
U-Haul Holding Co. - Class B	2	92
UniFirst Corp.	6	999
United Airlines Holdings, Inc.(1)	100	4,230
United Rentals, Inc.	12	5,214
Universal Logistics Holdings, Inc.	3	75
V2X, Inc.(1)	5	236
Valmont Industries, Inc.	1	130
Veritiv Corp.	5	911
Verra Mobility Corp. - Class A(1)	77	1,435
Vertiv Holdings Co. - Class A	99	3,668
Virgin Galactic Holdings, Inc.(1)	45	82
VSE Corp.	5	260
Watsco, Inc.	1	267
Werner Enterprises, Inc.	22	867
WESCO International, Inc.	238	34,210
Westinghouse Air Brake Technologies Corp.	5	536
Willdan Group, Inc.(1)	5	103

Willis Lease Finance Corp.(1)	1	51
WillScot Mobile Mini Holdings Corp. - Class A(1)	531	22,084
WNS Holdings Ltd. - ADR(1)	67	4,566
Woodward, Inc.	2	204
Xometry, Inc. - Class A(1)	13	213
XPO, Inc.(1)	129	9,595
Xylem, Inc.	6	532
Zurn Elkay Water Solutions Corp.	48	1,350

Total Industrials		1,343,014

Information Technology – 9.06%
908 Devices, Inc.(1)	9	61
ACI Worldwide, Inc.(1)	393	8,876
ACM Research, Inc. - Class A(1)	17	299
Adeia, Inc.	5	56
ADTRAN Holdings, Inc.	32	265
Aeva Technologies, Inc.(1)	34	26
Akamai Technologies, Inc.(1)	4	463
Alpha & Omega Semiconductor Ltd.(1)	10	290
Ambarella, Inc.(1)	6	319
Amdocs Ltd.	54	4,537
American Software, Inc. - Class A	4	43
Amkor Technology, Inc.	339	7,665
Amphenol Corp. - Class A	8	687
ANSYS, Inc.(1)(2)	0	126
AppLovin Corp. - Class A(1)	4	176
Arlo Technologies, Inc.(1)	4	39
Arrow Electronics, Inc.(1)	100	12,523
Aspen Technology, Inc.(1)	1	158
Atomera, Inc.(1)	2	16
Aurora Innovation, Inc. - Class A(1)	135	318
Aviat Networks, Inc.(1)	5	143
Avid Technology, Inc.(1)	4	117
Avnet, Inc.	214	10,293
Bel Fuse, Inc. - Class B	4	198
Belden, Inc.	211	20,328
Benchmark Electronics, Inc.	15	359
Bentley Systems, Inc. - Class B(2)	0	19
BILL Holdings, Inc.(1)	3	315
Bit Digital, Inc.(1)	25	53
Brightcove, Inc.(1)	16	54
C3.ai, Inc. - Class A(1)	6	162
CCC Intelligent Solutions Holdings, Inc.(1)	6	74
CDW Corp.	106	21,294
Cerence, Inc.(1)	17	338
CEVA, Inc.(1)	1	18
Check Point Software Technologies Ltd.(1)	211	28,153
Ciena Corp.(1)	270	12,741
Cipher Mining, Inc.(1)	17	41
Cirrus Logic, Inc.(1)	46	3,382
Cleanspark, Inc.(1)	40	152
Climb Global Solutions, Inc.(2)	0	15
Cognex Corp.	5	208
Cognizant Technology Solutions Corp. - Class A	174	11,757
Coherent Corp.(1)	360	11,761
Cohu, Inc.(1)	255	8,792
CommVault Systems, Inc.(1)	1	84
CompoSecure, Inc.(1)	1	6
Comtech Telecommunications Corp.	12	104
Consensus Cloud Solutions, Inc.(1)	15	381
Corning, Inc.	21	652

Crane NXT Co.	1	74
CS Disco, Inc.(1)	11	70
Daktronics, Inc.(1)	15	134
Dell Technologies, Inc. - Class C	223	15,348
Digi International, Inc.(1)	1	36
Digital Turbine, Inc.(1)	138	837
Diodes, Inc.(1)	43	3,405
Dolby Laboratories, Inc. - Class A	2	131
Dropbox, Inc. - Class A(1)	113	3,083
DXC Technology Co.(1)	121	2,511
DZS, Inc.(1)	9	19
E2open Parent Holdings, Inc.(1)	70	316
Eastman Kodak Co.(1)	25	104
Ebix, Inc.	8	82
Endava Plc - ADR(1)	96	5,527
Entegris, Inc.	4	374
ePlus, Inc.(1)	10	652
EverCommerce, Inc.(1)	2	21
Evolv Technologies Holdings, Inc.(1)	36	177
F5, Inc.(1)	2	277
Fabrinet(1)	35	5,845
FARO Technologies, Inc.(1)	7	103
Fastly, Inc. - Class A(1)	8	156
First Solar, Inc.(1)	3	483
Flex Ltd.(1)	266	7,171
FormFactor, Inc.(1)	286	9,993
Gen Digital, Inc.	603	10,670
GLOBALFOUNDRIES, Inc.(1)	2	127
GoDaddy, Inc. - Class A(1)	2	133
Grid Dynamics Holdings, Inc.(1)	5	55
Guidewire Software, Inc.(1)	2	204
Hackett Group, Inc.(2)	0	10
HashiCorp, Inc. - Class A(1)	1	18
Hewlett Packard Enterprise Co.	469	8,148
HP, Inc.	436	11,193
Ichor Holdings Ltd.(1)	12	363
Immersion Corp.	12	79
indie Semiconductor, Inc. - Class A(1)	3	17
Informatica, Inc. - Class A(1)	1	25
Information Services Group, Inc.	8	37
Intevac, Inc.(1)	8	26
IonQ, Inc.(1)	55	818
IPG Photonics Corp.(1)	1	84
Iteris, Inc.(1)	9	36
Itron, Inc.(1)	17	1,020
Jabil, Inc.	94	11,881
Juniper Networks, Inc.	9	246
Keysight Technologies, Inc.(1)	4	490
Kimball Electronics, Inc.(1)	7	192
KLA Corp.	12	5,375
Knowles Corp.(1)	37	542
Kulicke & Soffa Industries, Inc.	105	5,129
KVH Industries, Inc.(1)	8	38
Kyndryl Holdings, Inc.(1)	6	97
Littelfuse, Inc.	1	166
LiveRamp Holdings, Inc.(1)	27	773
Lumentum Holdings, Inc.(1)	2	86
Marvell Technology, Inc.	382	20,690
Matterport, Inc.(1)	105	229
Maxeon Solar Technologies Ltd.(1)	4	49

MeridianLink, Inc.(1)	4	63
Methode Electronics, Inc.	204	4,667
Microchip Technology, Inc.	117	9,097
Mirion Technologies, Inc. - Class A(1)	82	615
Mitek Systems, Inc.(1)	1	9
MKS Instruments, Inc.	19	1,611
MongoDB, Inc. - Class A(1)	59	20,469
Monolithic Power Systems, Inc.	56	25,973
Motorola Solutions, Inc.	94	25,468
N-able, Inc.(1)	2	32
National Instruments Corp.	1	47
Navitas Semiconductor Corp. - Class A(1)	37	259
nCino, Inc.(1)	2	59
NCR Corp.(1)	82	2,213
NetApp, Inc.	125	9,462
NETGEAR, Inc.(1)	12	146
NetScout Systems, Inc.(1)	28	791
NextNav, Inc.(1)	3	13
nLight, Inc.(1)	17	181
Nutanix, Inc. - Class A(1)	5	168
NVE Corp.(2)	0	13
NXP Semiconductors NV	66	13,227
Okta, Inc. - Class A(1)	4	324
Olo, Inc. - Class A(1)	19	114
ON Semiconductor Corp.(1)	218	20,302
ON24, Inc.	14	89
OneSpan, Inc.(1)	1	13
Onto Innovation, Inc.(1)	3	351
PAR Technology Corp.(1)	10	383
PC Connection, Inc.	5	250
Perficient, Inc.(1)	160	9,274
Photronics, Inc.(1)	164	3,324
Plexus Corp.(1)	190	17,695
PROS Holdings, Inc.(1)	5	179
PTC, Inc.(1)	2	215
Pure Storage, Inc. - Class A(1)	2	60
Qorvo, Inc.(1)	82	7,843
Rackspace Technology, Inc.(1)	26	62
Rambus, Inc.(1)	133	7,436
Ribbon Communications, Inc.(1)	35	94
Richardson Electronics Ltd.	5	50
Riot Platforms, Inc.(1)	21	198
Rogers Corp.(1)	2	246
Sanmina Corp.(1)	104	5,642
ScanSource, Inc.(1)	10	315
Semtech Corp.(1)	26	679
SentinelOne, Inc. - Class A(1)	6	95
Skyworks Solutions, Inc.	38	3,792
SMART Global Holdings, Inc.(1)	15	376
SmartRent, Inc. - Class A(1)	74	194
Softchoice Corp.	421	4,641
SolarWinds Corp.(1)	22	208
Squarespace, Inc. - Class A(1)	13	374
Synaptics, Inc.(1)	15	1,331
TD SYNNEX Corp.	32	3,151
TE Connectivity Ltd.	102	12,597
Teledyne Technologies, Inc.(1)	1	536
Teradata Corp.(1)	124	5,570
Teradyne, Inc.	137	13,759
Terawulf, Inc.(1)	56	70

Thoughtworks Holding, Inc.(1)	898	3,663
Trimble, Inc.(1)	7	375
TTM Technologies, Inc.(1)	41	534
Tucows, Inc. - Class A(1)	2	48
Turtle Beach Corp.(1)	6	59
Twilio, Inc. - Class A(1)	4	235
Tyler Technologies, Inc.(1)	73	28,169
Ubiquiti, Inc.(2)	0	3
UiPath, Inc. - Class A(1)	2	42
Ultra Clean Holdings, Inc.(1)	18	531
Unisys Corp.(1)	28	95
Unity Software, Inc.(1)	5	152
Universal Display Corp.	1	111
Veeco Instruments, Inc.(1)	20	573
Verint Systems, Inc.(1)	207	4,768
VeriSign, Inc.(1)	2	490
Viasat, Inc.(1)	3	61
Viavi Solutions, Inc.(1)	17	152
Vishay Intertechnology, Inc.	180	4,444
Vishay Precision Group, Inc.(1)	5	159
Vontier Corp.	47	1,457
Vuzix Corp.(1)	25	89
Western Digital Corp.(1)	9	411
Wolfspeed, Inc.(1)	3	131
Xerox Holdings Corp.	137	2,143
Xperi, Inc.(1)	17	169
Zebra Technologies Corp. - Class A(1)	29	6,914
Zoom Video Communications, Inc. - Class A(1)	7	495

Total Information Technology		597,800

Materials – 7.31%
5E Advanced Materials, Inc.(1)	3	8
AdvanSix, Inc.	11	345
Albemarle Corp.	3	557
Alcoa Corp.	5	143
Alpha Metallurgical Resources, Inc.	5	1,227
Amcor Plc	42	383
American Vanguard Corp.	9	93
AptarGroup, Inc.	2	227
Arch Resources, Inc.	7	1,265
Ardagh Group SA - Class A(1)(2)(4)	0	3
Ardagh Metal Packaging SA	1,193	3,733
Ashland, Inc.	296	24,195
Aspen Aerogels, Inc.(1)	21	180
Avery Dennison Corp.	123	22,413
Avient Corp.	549	19,383
Axalta Coating Systems Ltd.(1)	1,028	27,653
Ball Corp.	9	431
Berry Global Group, Inc.	241	14,903
Caledonia Mining Corp. Plc	6	63
Carpenter Technology Corp.	20	1,322
Celanese Corp. - Class A	3	352
CF Industries Holdings, Inc.	115	9,879
Chase Corp.(2)	0	43
Chemours Co.	310	8,709
Clearwater Paper Corp.(1)	7	250
Cleveland-Cliffs, Inc.(1)	15	227
Coeur Mining, Inc.(1)	136	301
Commercial Metals Co.	48	2,376
Constellium SE - Class A(1)	952	17,323
Contango ORE, Inc.(1)	1	10

Core Molding Technologies, Inc.(1)	3	85
Corteva, Inc.	299	15,289
Crown Holdings, Inc.	125	11,082
Dakota Gold Corp.(1)	5	12
Danimer Scientific, Inc.(1)	35	72
DuPont de Nemours, Inc.	228	17,035
Eagle Materials, Inc.(2)	0	56
Eastman Chemical Co.	64	4,948
Ecovyst, Inc.(1)	199	1,954
Element Solutions, Inc.	1,114	21,843
FMC Corp.	99	6,634
Freeport-McMoRan, Inc.	523	19,508
FutureFuel Corp.	12	89
Ginkgo Bioworks Holdings, Inc.(1)	39	70
Glatfelter Corp.(1)	20	40
Graphic Packaging Holding Co.	727	16,192
Greif, Inc. - Class A	96	6,388
Greif, Inc. - Class B	2	123
Haynes International, Inc.	5	240
HB Fuller Co.	192	13,167
Hecla Mining Co.	196	768
Huntsman Corp.	142	3,471
i-80 Gold Corp.(1)	66	102
Ingevity Corp.(1)	77	3,687
Innospec, Inc.	1	137
International Flavors & Fragrances, Inc.	7	488
International Paper Co.	10	348
Intrepid Potash, Inc.(1)	5	116
Kaiser Aluminum Corp.	46	3,473
Knife River Corp.(1)	262	12,790
Koppers Holdings, Inc.	92	3,652
Kronos Worldwide, Inc.	9	68
Louisiana-Pacific Corp.	2	99
LSB Industries, Inc.(1)	22	226
LyondellBasell Industries NV - Class A	57	5,398
Martin Marietta Materials, Inc.	2	708
Materion Corp.	121	12,368
Mativ Holdings, Inc.	70	993
Minerals Technologies, Inc.	73	4,010
Mosaic Co.	140	4,982
MP Materials Corp.(1)	3	55
NewMarket Corp.	9	4,123
Nucor Corp.	7	1,105
O-I Glass, Inc.(1)	233	3,896
Olin Corp.	4	180
Olympic Steel, Inc.	4	230
Origin Materials, Inc.(1)	52	66
Packaging Corp. of America	50	7,631
Pactiv Evergreen, Inc.	270	2,194
Perimeter Solutions SA(1)	63	284
Piedmont Lithium, Inc.(1)	5	191
PolyMet Mining Corp.(1)	17	35
PPG Industries, Inc.	125	16,264
PureCycle Technologies, Inc.(1)	37	208
Quaker Chemical Corp.	35	5,587
Ramaco Resources, Inc. - Class A	9	99
Ramaco Resources, Inc. - Class B	2	22
Ranpak Holdings Corp. - Class A(1)	18	97
Rayonier Advanced Materials, Inc.(1)	27	96
Reliance Steel & Aluminum Co.	28	7,335

Royal Gold, Inc.	2	194
RPM International, Inc.	3	271
Ryerson Holding Corp.	9	270
Schnitzer Steel Industries, Inc. - Class A	11	299
Sealed Air Corp.	88	2,881
Silgan Holdings, Inc.	296	12,773
Sonoco Products Co.	3	148
SSR Mining, Inc.	6	76
Steel Dynamics, Inc.	97	10,367
Stepan Co.	8	584
Summit Materials, Inc. - Class A(1)	49	1,521
SunCoke Energy, Inc.	34	349
Sylvamo Corp.	103	4,539
Teck Resources Ltd. - Class B	181	7,779
TimkenSteel Corp.(1)	18	383
Tredegar Corp.	12	65
TriMas Corp.	318	7,874
Trinseo Plc	14	115
Tronox Holdings Plc - Class A	48	641
United States Steel Corp.	6	203
Valhi, Inc.	2	24
Vulcan Materials Co.	128	25,834
Warrior Met Coal, Inc.	21	1,073
Westlake Corp.	1	113
Westrock Co.	76	2,738
Worthington Industries, Inc.	12	772

Total Materials		482,292

Real Estate – 6.75%
Acadia Realty Trust	38	541
Agree Realty Corp.	3	140
Alexander & Baldwin, Inc.	31	518
Alexandria Real Estate Equities, Inc.	5	482
Alpine Income Property Trust, Inc.	6	92
American Assets Trust, Inc.	21	401
American Homes 4 Rent - Class A	221	7,439
American Realty Investors, Inc.(1)	1	9
Americold Realty Trust, Inc.	7	228
Anywhere Real Estate, Inc.(1)	41	265
Apartment Income REIT Corp.	4	129
Apartment Investment & Management Co. - Class A(1)	60	406
Apple Hospitality REIT, Inc.	346	5,301
Armada Hoffler Properties, Inc.	29	294
AvalonBay Communities, Inc.	4	682
Boston Properties, Inc.	41	2,436
Braemar Hotels & Resorts, Inc.	28	77
Brandywine Realty Trust	287	1,302
Brixmor Property Group, Inc.	566	11,762
Broadstone Net Lease, Inc. - Class A	743	10,626
BRT Apartments Corp.	4	75
Camden Property Trust	3	280
CareTrust REIT, Inc.	105	2,159
CBL & Associates Properties, Inc.	3	56
CBRE Group, Inc. - Class A(1)	9	641
Centerspace	6	382
Chatham Lodging Trust	126	1,202
City Office REIT, Inc.	132	560
Clipper Realty, Inc.	1	3
Community Healthcare Trust, Inc.	4	104
Compass, Inc. - Class A(1)	20	58
COPT Defense Properties	46	1,100

CoStar Group, Inc.(1)	6	498
Cousins Properties, Inc.	4	86
CTO Realty Growth, Inc.	9	149
CubeSmart	473	18,034
Cushman & Wakefield Plc(1)	586	4,462
DiamondRock Hospitality Co.	87	698
Digital Realty Trust, Inc.	8	1,014
DigitalBridge Group, Inc.	45	790
Diversified Healthcare Trust	359	696
Douglas Elliman, Inc.	37	83
Douglas Emmett, Inc.	466	5,940
Easterly Government Properties, Inc. - Class A	113	1,295
EastGroup Properties, Inc.	267	44,524
Elme Communities	37	499
Empire State Realty Trust, Inc. - Class A	1,081	8,688
EPR Properties	104	4,314
Equity Commonwealth	43	784
Equity LifeStyle Properties, Inc.	75	4,772
Equity Residential	165	9,710
Essential Properties Realty Trust, Inc.	57	1,233
Essex Property Trust, Inc.	43	9,064
Extra Space Storage, Inc.	44	5,391
Farmland Partners, Inc.	19	193
Federal Realty Investment Trust	2	204
First Industrial Realty Trust, Inc.	4	180
Forestar Group, Inc.(1)	7	200
Four Corners Property Trust, Inc.	149	3,313
Franklin Street Properties Corp.	117	217
FRP Holdings, Inc.(1)	3	151
Gaming & Leisure Properties, Inc.	7	324
Getty Realty Corp.	19	514
Gladstone Commercial Corp.	14	166
Gladstone Land Corp.	14	194
Global Medical REIT, Inc.	26	236
Global Net Lease, Inc.	360	3,463
Healthcare Realty Trust, Inc. - Class A	11	161
Healthpeak Properties, Inc.	374	6,859
Hersha Hospitality Trust - Class A	13	124
Highwoods Properties, Inc.	98	2,017
Host Hotels & Resorts, Inc.	336	5,401
Howard Hughes Holdings, Inc.(1)	1	69
Hudson Pacific Properties, Inc.	55	369
Independence Realty Trust, Inc.	93	1,312
Industrial Logistics Properties Trust	114	329
Innovative Industrial Properties, Inc. - Class A	11	868
InvenTrust Properties Corp.	28	670
Invitation Homes, Inc.	17	543
Iron Mountain, Inc.	4	246
JBG SMITH Properties	44	636
Jones Lang LaSalle, Inc.(1)	48	6,771
Kennedy-Wilson Holdings, Inc.	49	718
Kilroy Realty Corp.	3	103
Kimco Realty Corp.	17	296
Kite Realty Group Trust	207	4,436
Lamar Advertising Co. - Class A	131	10,908
LTC Properties, Inc.	17	548
LXP Industrial Trust	919	8,179
Macerich Co.	90	978
Marcus & Millichap, Inc.	6	180
Medical Properties Trust, Inc.	335	1,824

Mid-America Apartment Communities, Inc.	41	5,227
National Health Investors, Inc.	42	2,169
National Storage Affiliates Trust	247	7,850
NETSTREIT Corp.	105	1,630
Newmark Group, Inc. - Class A	58	374
NexPoint Diversified Real Estate Trust	13	114
NexPoint Residential Trust, Inc.	7	210
NNN REIT, Inc.	5	179
Office Properties Income Trust	118	484
Omega Healthcare Investors, Inc.	195	6,467
One Liberty Properties, Inc.	7	129
Opendoor Technologies, Inc.(1)	212	559
Orion Office REIT, Inc.	22	116
Outfront Media, Inc.	32	328
Paramount Group, Inc.	472	2,178
Park Hotels & Resorts, Inc.	6	75
Peakstone Realty Trust	15	245
Pebblebrook Hotel Trust	547	7,438
Phillips Edison & Co., Inc.	438	14,699
Physicians Realty Trust	261	3,176
Piedmont Office Realty Trust, Inc. - Class A	245	1,375
Plymouth Industrial REIT, Inc.	584	12,226
Postal Realty Trust, Inc. - Class A	8	106
PotlatchDeltic Corp.	337	15,274
Rayonier, Inc.	272	7,731
Realty Income Corp.	19	947
Regency Centers Corp.	245	14,537
Retail Opportunity Investments Corp.	52	647
REX Holdings, Inc. - Class A	7	92
Rexford Industrial Realty, Inc.	106	5,242
RLJ Lodging Trust	65	638
RMR Group, Inc. - Class A	2	52
RPT Realty	35	368
Ryman Hospitality Properties, Inc.	123	10,231
Sabra Health Care REIT, Inc.	386	5,374
Safehold, Inc.	18	324
Saul Centers, Inc.(2)	0	15
SBA Communications Corp. - Class A	35	7,089
Service Properties Trust	224	1,722
Simon Property Group, Inc.	177	19,131
SITE Centers Corp.	79	979
SL Green Realty Corp.	25	916
Spirit Realty Capital, Inc.	4	131
STAG Industrial, Inc.	5	171
Star Holdings(1)	6	70
Stratus Properties, Inc.(1)	2	61
Summit Hotel Properties, Inc.	117	677
Sun Communities, Inc.	3	316
Sunstone Hotel Investors, Inc.	85	799
Tanger Factory Outlet Centers, Inc.	250	5,649
Tejon Ranch Co.(1)	8	127
Terreno Realty Corp.	34	1,918
Transcontinental Realty Investors, Inc.(1)(2)	0	14
UDR, Inc.	294	10,479
UMH Properties, Inc.	144	2,021
Uniti Group, Inc.	398	1,879
Urban Edge Properties	47	722
Ventas, Inc.	11	473
Veris Residential, Inc.	33	538
VICI Properties, Inc. - Class A	294	8,551

Vornado Realty Trust	5	111
Welltower, Inc.	166	13,600
Weyerhaeuser Co.	21	630
Whitestone REIT - Class B	20	189
WP Carey, Inc.	6	323
Xenia Hotels & Resorts, Inc.	45	530
Zillow Group, Inc. - Class A(1)	2	75
Zillow Group, Inc. - Class C(1)	4	196

Total Real Estate		445,287

Utilities – 4.45%
AES Corp.	7	110
ALLETE, Inc.	50	2,657
Alliant Energy Corp.	331	16,028
Altus Power, Inc. - Class A(1)	25	134
Ameren Corp.	216	16,152
American Electric Power Co., Inc.	162	12,152
American Water Works Co., Inc.	5	674
Artesian Resources Corp. - Class A	1	32
Atmos Energy Corp.	4	429
Avangrid, Inc.	2	60
Avista Corp.	30	957
Black Hills Corp.	204	10,303
Brookfield Infrastructure Corp. - Class A	44	1,550
Brookfield Renewable Corp. - Class A	4	91
California Water Service Group	16	753
CenterPoint Energy, Inc.	883	23,716
Chesapeake Utilities Corp.	2	242
Clearway Energy, Inc. - Class A	1	20
Clearway Energy, Inc. - Class C	2	51
CMS Energy Corp.	303	16,088
Consolidated Edison, Inc.	10	836
Consolidated Water Co. Ltd.	4	122
Constellation Energy Corp.	9	999
DTE Energy Co.	96	9,504
Edison International	11	670
Entergy Corp.	166	15,397
Essential Utilities, Inc.	7	231
Evergy, Inc.	6	319
Eversource Energy	10	571
FirstEnergy Corp.	275	9,394
Genie Energy Ltd. - Class B	4	61
Hawaiian Electric Industries, Inc.	3	37
IDACORP, Inc.	1	130
MGE Energy, Inc.	92	6,307
National Fuel Gas Co.	140	7,258
New Jersey Resources Corp.	184	7,487
NiSource, Inc.	12	284
Northwest Natural Holding Co.	30	1,152
NorthWestern Corp.	173	8,296
NRG Energy, Inc.	231	8,901
OGE Energy Corp.	6	194
ONE Gas, Inc.	268	18,287
Ormat Technologies, Inc.	8	552
Otter Tail Corp.	8	605
PG&E Corp.(1)	56	906
Pinnacle West Capital Corp.	3	231
PNM Resources, Inc.	31	1,392
Portland General Electric Co.	313	12,681
PPL Corp.	21	488
Public Service Enterprise Group, Inc.	14	791

RGC Resources, Inc.	3	49
SJW Group	13	794
Southwest Gas Holdings, Inc.	72	4,371
Spire, Inc.	21	1,196
Sunnova Energy International, Inc.(1)	21	220
UGI Corp.	579	13,312
Unitil Corp.	5	193
Vistra Corp.	1,205	39,986
WEC Energy Group, Inc.	204	16,395
Xcel Energy, Inc.	15	882

Total Utilities		293,680

Total Common Stocks (Cost: $5,372,195)		6,439,214

EXCHANGE TRADED FUNDS – 0.13%
iShares Russell Mid-Capital Value ETF	80	8,296

Total Exchange Traded Funds (Cost: $8,636)		8,296

SHORT-TERM INVESTMENTS – 2.13%
Money Market Funds – 2.12%
Goldman Sachs Financial Square Government Fund - Class I, 5.23%(3)	139,960	139,960

Total Money Market Funds (Cost: $139,960)		139,960

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.01%
Brown Brothers Harriman, 3.06% due 10/02/2023(2)	SEK 0	0
Citibank, New York, 4.83% due 10/02/2023	$103	103
Sumitomo Trust Bank, London, 4.83% due 10/02/2023	653	653

Total Time Deposits (Cost: $756)		756

Total Short-Term Investments (Cost: $140,716)		140,716

TOTAL INVESTMENTS IN SECURITIES – 99.89%
(Cost: $5,521,547)		6,588,226

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.11%		7,069

TOTAL NET ASSETS – 100.00%		$6,595,295

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

SEK Swedish Krona

(1) Non-income producing security.

(2) A zero balance may reflect actual amounts rounding to less than one thousand.

(3) Represents annualized seven-day yield as of the close of the reporting period.

(4) Security that is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $6 or 0.00% of the Fund’s net assets.

(5) Security that is restricted at September 30, 2023. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
47	E-mini Russell 2000 Future	Dec. 2023	$4,248	$4,226	$(22)
7	S&P 500 E-mini Future	Dec. 2023	1,569	1,514	(55)

					$(77)

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

September 30, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.00%
Communication Services – 2.25%
AMC Networks, Inc. - Class A(1)	$16	$188
Atlanta Braves Holdings, Inc. - Class C(1)	1	22
Cable One, Inc.	4	2,518
Cogent Communications Holdings, Inc.	1	42
Criteo SA - ADR(1)	59	1,737
Daily Journal Corp.(1)	1	171
EW Scripps Co. - Class A(1)	20	111
Gray Television, Inc.	17	119
Iridium Communications, Inc.	4	198
John Wiley & Sons, Inc. - Class A	7	246
Liberty Broadband Corp. - Class A(1)	3	282
Liberty Broadband Corp. - Class C(1)	1	102
Liberty Latin America Ltd. - Class A(1)	10	84
Liberty Latin America Ltd. - Class C(1)	18	144
Liberty Media Corp.-Liberty Formula One - Class C(1)	21	1,331
Liberty Media Corp.-Liberty Live - Class C(1)	1	29
Madison Square Garden Entertainment Corp. - Class A(1)	1	38
Madison Square Garden Sports Corp. - Class A	1	90
Match Group, Inc.(1)	27	1,072
News Corp. - Class B	1	30
Nexstar Media Group, Inc. - Class A	30	4,350
Omnicom Group, Inc.(2)	0	25
Pinterest, Inc. - Class A(1)	8	210
ROBLOX Corp. - Class A(1)	1	39
Roku, Inc. - Class A(1)	4	264
Sphere Entertainment Co.(1)	1	43
Spotify Technology SA(1)	2	337
Take-Two Interactive Software, Inc.(1)	9	1,312
TEGNA, Inc.	10	146
Telephone & Data Systems, Inc.	23	413
Trade Desk, Inc. - Class A(1)	27	2,075
TrueCar, Inc.(1)	33	67
Vivid Seats, Inc. - Class A(1)	9	60
Warner Bros Discovery, Inc.(1)	16	169
Yelp, Inc. - Class A(1)	6	268
Ziff Davis, Inc.(1)	4	271

Total Communication Services		18,603

Consumer Discretionary – 11.18%
Abercrombie & Fitch Co. - Class A(1)	2	104
Academy Sports & Outdoors, Inc.	3	161
Accel Entertainment, Inc. - Class A(1)	10	110
Adient Plc(1)	2	77
ADT, Inc.	198	1,191
Adtalem Global Education, Inc.(1)	1	33
Advance Auto Parts, Inc.	2	140
American Axle & Manufacturing Holdings, Inc.(1)	4	29
Aptiv Plc(1)	16	1,540
Aramark	24	850
Asbury Automotive Group, Inc.(1)	1	259
AutoZone, Inc.(1)(2)	0	1,161
Bath & Body Works, Inc.	59	1,988
Best Buy Co., Inc.	6	406
BorgWarner, Inc.(2)	0	16
Bright Horizons Family Solutions, Inc.(1)	8	637
Burlington Stores, Inc.(1)	6	876
Caesars Entertainment, Inc.(1)	1	61
CarMax, Inc.(1)	2	164
Carriage Services, Inc. - Class A	6	179
Carvana Co. - Class A(1)	3	141
Century Communities, Inc.	3	217

Chipotle Mexican Grill, Inc. - Class A(1)	1	1,748
Choice Hotels International, Inc.(2)	0	53
Churchill Downs, Inc.	3	328
Coupang, Inc. - Class A(1)	11	184
Coursera, Inc.(1)	2	40
Crocs, Inc.(1)	18	1,602
Dana, Inc.	82	1,208
Darden Restaurants, Inc.	2	293
Dave & Buster’s Entertainment, Inc.(1)	1	25
Deckers Outdoor Corp.(1)	5	2,652
Dine Brands Global, Inc.	12	577
Domino’s Pizza, Inc.	7	2,767
DoorDash, Inc. - Class A(1)	11	883
Dorman Products, Inc.(1)	1	97
DR Horton, Inc.	14	1,493
eBay, Inc.	2	85
Etsy, Inc.(1)	2	140
Expedia Group, Inc.(1)	2	233
Five Below, Inc.(1)	14	2,284
Floor & Decor Holdings, Inc. - Class A(1)	40	3,648
Foot Locker, Inc.	39	669
Fox Factory Holding Corp.(1)	35	3,476
Frontdoor, Inc.(1)	10	296
Garmin Ltd.	4	418
Genesco, Inc.(1)	1	21
Gentex Corp.	2	54
G-III Apparel Group Ltd.(1)	14	340
Goodyear Tire & Rubber Co.(1)	123	1,533
Graham Holdings Co. - Class B(2)	0	34
Green Brick Partners, Inc.(1)	1	53
Group 1 Automotive, Inc.	1	403
Helen of Troy Ltd.(1)	5	596
Hilton Grand Vacations, Inc.(1)	46	1,884
Hilton Worldwide Holdings, Inc.	14	2,055
International Game Technology Plc	1	44
Jack in the Box, Inc.	3	183
KB Home	15	716
Krispy Kreme, Inc.	2	29
Las Vegas Sands Corp.	7	316
La-Z-Boy, Inc.	1	20
LCI Industries	1	106
Lear Corp.	6	749
Leslie’s, Inc.(1)	25	139
Light & Wonder, Inc.(1)	4	262
Lithia Motors, Inc. - Class A	1	183
LKQ Corp.	93	4,607
Lululemon Athletica, Inc.(1)	2	845
Luminar Technologies, Inc. - Class A(1)	26	117
Macy’s, Inc.	20	234
Meritage Homes Corp.	2	232
MGM Resorts International	6	218
Monro, Inc.	1	16
National Vision Holdings, Inc.(1)	11	178
Nordstrom, Inc.	1	22
Norwegian Cruise Line Holdings Ltd.(1)	26	434
On Holding AG - Class A(1)	32	899
Oxford Industries, Inc.(2)	0	44
Papa John’s International, Inc.	21	1,428
Patrick Industries, Inc.	1	58
Penske Automotive Group, Inc.(2)	0	55
Phinia, Inc.(2)	0	2
Planet Fitness, Inc. - Class A(1)	3	153
Pool Corp.	18	6,457
PulteGroup, Inc.	32	2,339
PVH Corp.	25	1,885
Ralph Lauren Corp. - Class A	18	2,089
Red Rock Resorts, Inc. - Class A	1	36
Revolve Group, Inc. - Class A(1)	13	175
RH(1)	3	924
Rivian Automotive, Inc. - Class A(1)	11	264

Ross Stores, Inc.	17	1,882
Royal Caribbean Cruises Ltd.(1)	9	872
Sally Beauty Holdings, Inc.(1)	19	161
Shoe Carnival, Inc.	2	54
Signet Jewelers Ltd.	2	157
Six Flags Entertainment Corp.(1)	4	103
Sonic Automotive, Inc. - Class A	1	55
Sonos, Inc.(1)	2	22
Steven Madden Ltd.	3	90
Tapestry, Inc.	56	1,605
Taylor Morrison Home Corp. - Class A(1)	31	1,338
Tempur Sealy International, Inc.	1	48
Texas Roadhouse, Inc. - Class A	36	3,497
Thor Industries, Inc.	2	225
Tractor Supply Co.	20	3,971
Travel + Leisure Co.	1	35
Ulta Beauty, Inc.(1)(2)	0	41
Urban Outfitters, Inc.(1)	2	67
Vail Resorts, Inc.	3	671
VF Corp.	12	218
Visteon Corp.(1)	1	189
Wendy’s Co.	45	926
Whirlpool Corp.	1	125
Williams-Sonoma, Inc.	12	1,868
Wingstop, Inc.	13	2,251
Wyndham Hotels & Resorts, Inc.	12	803
YETI Holdings, Inc.(1)	5	261
Yum China Holdings, Inc.	38	2,116
Yum! Brands, Inc.(2)	0	20

Total Consumer Discretionary		92,641

Consumer Staples – 3.42%
Albertsons Companies, Inc. - Class A	11	245
Andersons, Inc.	4	230
BellRing Brands, Inc.(1)	1	44
BJ’s Wholesale Club Holdings, Inc.(1)	28	2,003
Campbell Soup Co.	4	177
Casey’s General Stores, Inc.	6	1,542
Celsius Holdings, Inc.(1)	7	1,269
Central Garden & Pet Co. - Class A(1)	6	258
Church & Dwight Co., Inc.	64	5,877
Clorox Co.	1	180
Coca-Cola Consolidated, Inc.(2)	0	44
Constellation Brands, Inc. - Class A	4	963
Darling Ingredients, Inc.(1)	3	139
Edgewell Personal Care Co.	5	181
elf Beauty, Inc.(1)	4	468
Energizer Holdings, Inc.	1	17
Flowers Foods, Inc.	2	38
Hain Celestial Group, Inc.(1)	126	1,308
Herbalife Ltd.(1)	12	162
Hostess Brands, Inc. - Class A(1)	24	791
Ingles Markets, Inc. - Class A	1	48
John B Sanfilippo & Son, Inc.	1	81
Kellogg Co.	3	165
Keurig Dr Pepper, Inc.	126	3,980
Kroger Co.	5	233
Medifast, Inc.	2	165
MGP Ingredients, Inc.	1	80
Nature’s Sunshine Products, Inc.(1)	12	204
Nomad Foods Ltd.(1)	119	1,811
Nu Skin Enterprises, Inc. - Class A	7	146
Performance Food Group Co.(1)	1	63
PriceSmart, Inc.	1	98
Primo Water Corp.	13	173
Reynolds Consumer Products, Inc.	136	3,495
Simply Good Foods Co.(1)	5	169
Sprouts Farmers Market, Inc.(1)	2	67
TreeHouse Foods, Inc.(1)	3	126
Universal Corp.	2	71
Vector Group Ltd.	15	158

Village Super Market, Inc. - Class A	1	15
Walgreens Boots Alliance, Inc.	13	281
WD-40 Co.	2	508
Weis Markets, Inc.	4	283

Total Consumer Staples		28,356

Energy – 5.70%
Antero Resources Corp.(1)	8	208
APA Corp.	6	259
Baker Hughes Co. - Class A	61	2,138
Berry Corp.	3	28
Bristow Group, Inc.(1)	1	28
Cactus, Inc. - Class A	6	300
California Resources Corp.	10	562
Callon Petroleum Co.(1)	4	171
Cameco Corp.	81	3,215
ChampionX Corp.	69	2,447
Cheniere Energy, Inc.	14	2,354
Chesapeake Energy Corp.	4	308
Chord Energy Corp.	2	394
Civitas Resources, Inc.	3	282
CNX Resources Corp.(1)	13	302
CONSOL Energy, Inc.(2)	0	38
Coterra Energy, Inc.	11	289
CVR Energy, Inc.	5	184
Delek U.S. Holdings, Inc.	7	194
Denbury, Inc.(1)	14	1,419
Devon Energy Corp.	28	1,336
Diamondback Energy, Inc.	3	431
Dorian LPG Ltd.	5	156
Dril-Quip, Inc.(1)	1	30
Energy Fuels, Inc.(1)	27	222
EOG Resources, Inc.	26	3,257
EQT Corp.	70	2,823
Equitrans Midstream Corp.	18	171
Expro Group Holdings NV(1)	4	86
Green Plains, Inc.(1)	6	168
Halliburton Co.	12	501
Helmerich & Payne, Inc.	9	360
Hess Corp.	4	624
HF Sinclair Corp.	30	1,717
International Seaways, Inc.	38	1,717
Kosmos Energy Ltd.(1)	34	278
Liberty Energy, Inc. - Class A	13	235
Magnolia Oil & Gas Corp. - Class A	100	2,300
Marathon Oil Corp.	7	189
Murphy Oil Corp.	8	344
Noble Corp. Plc	23	1,143
NOV, Inc.	38	798
ONEOK, Inc.(2)	0	24
Patterson-UTI Energy, Inc.	23	314
PBF Energy, Inc. - Class A	4	214
Permian Resources Corp. - Class A	21	291
Phillips 66	2	242
ProPetro Holding Corp.(1)	32	337
REX American Resources Corp.(1)	3	137
Ring Energy, Inc.(1)	77	150
RPC, Inc.	4	40
Scorpio Tankers, Inc.	1	58
Sitio Royalties Corp. - Class A	43	1,030
SM Energy Co.	10	385
Solaris Oilfield Infrastructure, Inc. - Class A	2	24
Southwestern Energy Co.(1)	28	181
Targa Resources Corp.	8	679
TechnipFMC Plc	37	752
Teekay Corp.(1)	35	217
Tidewater, Inc.(1)	57	4,017
Valaris Ltd.(1)	3	246
Valero Energy Corp.	20	2,829
Vitesse Energy, Inc.	16	363
Williams Companies, Inc.	20	664

Total Energy		47,200

Financials – 13.61%
1st Source Corp.	1	30
Affiliated Managers Group, Inc.	1	101
Aflac, Inc.	2	163
AGNC Investment Corp.	15	140
Allstate Corp.	34	3,785
Ally Financial, Inc.	9	232
Amerant Bancorp, Inc. - Class A	9	160
American Equity Investment Life Holding Co.	4	192
American Financial Group, Inc.	12	1,309
Ameriprise Financial, Inc.	1	186
AMERISAFE, Inc.	4	200
Annaly Capital Management, Inc.	176	3,310
Apollo Commercial Real Estate Finance, Inc.	10	105
Apollo Global Management, Inc.	4	362
Arbor Realty Trust, Inc.	6	86
Arch Capital Group Ltd.(1)	75	5,971
Ares Management Corp. - Class A	16	1,614
Argo Group International Holdings Ltd.	2	59
ARMOUR Residential REIT, Inc.	21	89
Arthur J. Gallagher & Co.	4	1,023
Artisan Partners Asset Management, Inc. - Class A	19	712
Associated Banc-Corp.	2	31
Atlantic Union Bankshares Corp.	1	20
Avantax, Inc.(1)	15	372
Axis Capital Holdings Ltd.	10	572
Axos Financial, Inc.(1)	6	228
BancFirst Corp.	5	407
Banco Latinoamericano de Comercio Exterior SA - Class E	9	198
Bank First Corp.	1	52
Bank of Hawaii Corp.	7	365
Bank of Marin Bancorp	9	169
BankUnited, Inc.	44	1,004
Blackstone Mortgage Trust, Inc. - Class A	16	348
Bread Financial Holdings, Inc.	5	186
Bridgewater Bancshares, Inc.(1)	32	301
BrightSpire Capital, Inc. - Class A	13	82
Brookline Bancorp, Inc.	30	271
Brown & Brown, Inc.	59	4,155
BRP Group, Inc. - Class A(1)	10	225
Byline Bancorp, Inc.	1	21
Cambridge Bancorp	5	286
Cannae Holdings, Inc.(1)	2	42
CBOE Global Markets, Inc.	14	2,249
Central Pacific Financial Corp.	11	185
Chimera Investment Corp.	9	49
Cincinnati Financial Corp.(2)	0	43
Citizens Financial Group, Inc.	13	346
City Holding Co.	1	100
Claros Mortgage Trust, Inc.	4	48
CNA Financial Corp.	1	32
CNO Financial Group, Inc.	7	161
Cohen & Steers, Inc.	1	41
Coinbase Global, Inc. - Class A(1)	4	305
Comerica, Inc.	33	1,361
Commerce Bancshares, Inc.	8	401
Community Bank System, Inc.	24	1,018
Community Trust Bancorp, Inc.(2)	0	1
Compass Diversified Holdings	9	167
Cullen/Frost Bankers, Inc.	17	1,560
Customers Bancorp, Inc.(1)	9	299
CVB Financial Corp.	21	342
Diamond Hill Investment Group, Inc.(2)	0	23
Dime Community Bancshares, Inc.	17	342
Discover Financial Services	12	1,073
Eagle Bancorp, Inc.	13	281
Eastern Bankshares, Inc.	18	231
Enact Holdings, Inc.	11	299
Enstar Group Ltd.(1)	1	254

Essent Group Ltd.	5	236
Euronet Worldwide, Inc.(1)	38	3,012
Evercore, Inc. - Class A(2)	0	34
Everest Group Ltd.	6	2,355
EVERTEC, Inc.	3	100
FactSet Research Systems, Inc.	2	910
Fifth Third Bancorp	76	1,928
Financial Institutions, Inc.	18	310
First Bancorp	156	2,099
First Bancshares, Inc.	1	34
First Citizens BancShares, Inc. - Class A	2	3,250
First Commonwealth Financial Corp.	12	150
First Community Bankshares, Inc.	1	39
First Financial Bancorp	2	38
First Financial Bankshares, Inc.	10	259
First Foundation, Inc.	54	327
First Hawaiian, Inc.	76	1,375
First Interstate BancSystem, Inc. - Class A	10	255
First of Long Island Corp.	14	158
FirstCash Holdings, Inc.	1	143
FleetCor Technologies, Inc.(1)	1	327
Flushing Financial Corp.	19	245
FNB Corp.	2	22
Franklin BSP Realty Trust, Inc.	8	104
Fulton Financial Corp.	31	380
Genworth Financial, Inc. - Class A(1)	39	226
German American Bancorp, Inc.	1	36
Glacier Bancorp, Inc.	45	1,286
Global Payments, Inc.	5	536
Hamilton Lane, Inc. - Class A	4	387
Hancock Whitney Corp.	4	147
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8	160
Hanover Insurance Group, Inc.	5	556
HBT Financial, Inc.	4	78
Heartland Financial USA, Inc.	12	358
Heritage Commerce Corp.	19	164
Heritage Financial Corp.	22	359
HomeStreet, Inc.	25	197
Horizon Bancorp, Inc.	23	248
Houlihan Lokey, Inc. - Class A	10	1,076
Independent Bank Corp.	3	52
Independent Bank Corp.	3	162
Independent Bank Group, Inc.	10	401
Intercontinental Exchange, Inc.	1	61
Invesco Mortgage Capital, Inc.	18	176
Jack Henry & Associates, Inc.	2	333
Jackson Financial, Inc. - Class A	1	26
Kemper Corp.	27	1,151
KeyCorp	55	595
Kinsale Capital Group, Inc.	6	2,686
KKR & Co., Inc. - Class Miscella	7	411
Ladder Capital Corp. - Class A	21	212
Loews Corp.	31	1,950
LPL Financial Holdings, Inc.	11	2,572
M&T Bank Corp.	2	212
MarketAxess Holdings, Inc.	1	165
Marqeta, Inc. - Class A(1)	32	189
Metropolitan Bank Holding Corp.(1)	4	127
MFA Financial, Inc.	6	62
Moelis & Co. - Class A	34	1,531
Morningstar, Inc.	3	701
Mr Cooper Group, Inc.(1)	2	85
MSCI, Inc. - Class A	3	1,527
National Western Life Group, Inc. - Class A	1	290
NBT Bancorp, Inc.	1	34
Nelnet, Inc. - Class A	2	207
New York Community Bancorp, Inc.	30	338
NMI Holdings, Inc. - Class A(1)	2	64
OFG Bancorp	2	75
Old Second Bancorp, Inc.	5	65

Open Lending Corp. - Class A(1)	29	212
Pacific Premier Bancorp, Inc.	17	372
PacWest Bancorp	22	173
Park National Corp.	2	212
Pinnacle Financial Partners, Inc.	3	172
PRA Group, Inc.(1)	9	169
Premier Financial Corp.	12	213
Primis Financial Corp.	44	362
PROG Holdings, Inc.(1)	1	36
Progressive Corp.	8	1,157
Prosperity Bancshares, Inc.	3	187
Prudential Financial, Inc.(2)	0	32
QCR Holdings, Inc.(2)	0	21
Radian Group, Inc.	10	251
Raymond James Financial, Inc.	5	535
RBB Bancorp	19	247
Ready Capital Corp.	14	139
Redwood Trust, Inc.	9	62
Regions Financial Corp.	45	782
Reinsurance Group of America, Inc. - Class A	9	1,272
Remitly Global, Inc.(1)	45	1,138
Republic Bancorp, Inc. - Class A	8	333
RLI Corp.	24	3,209
Rocket Companies, Inc. - Class A(1)	4	30
Ryan Specialty Holdings, Inc. - Class A(1)	33	1,608
S&P Global, Inc.	2	769
S&T Bancorp, Inc.	3	90
Safety Insurance Group, Inc.	4	286
Sandy Spring Bancorp, Inc.	8	161
Seacoast Banking Corp. of Florida	12	267
SEI Investments Co.(2)	0	20
Selective Insurance Group, Inc.	19	1,985
ServisFirst Bancshares, Inc.	8	406
Shift4 Payments, Inc. - Class A(1)	19	1,049
Shore Bancshares, Inc.	1	11
SiriusPoint Ltd.(1)	20	208
Southern First Bancshares, Inc.(1)	8	214
Stellar Bancorp, Inc.	12	247
Stewart Information Services Corp.	2	78
Stifel Financial Corp.	33	2,002
StoneCo Ltd. - Class A(1)	14	146
StoneX Group, Inc.(1)	2	193
Synchrony Financial	1	43
Synovus Financial Corp.	8	221
T Rowe Price Group, Inc.	2	194
Texas Capital Bancshares, Inc.(1)	33	1,965
TFS Financial Corp.	18	210
Toast, Inc. - Class A(1)	65	1,215
Tompkins Financial Corp.	4	191
Tradeweb Markets, Inc. - Class A	14	1,130
TriCo Bancshares	5	154
Triumph Financial, Inc.(1)	4	233
TrustCo Bank Corp. NY	1	33
Two Harbors Investment Corp.	13	172
UMB Financial Corp.	5	288
Universal Insurance Holdings, Inc.	12	162
Virtu Financial, Inc. - Class A	14	237
Washington Trust Bancorp, Inc.	11	300
Webster Financial Corp.	18	716
Westamerica BanCorp	4	168
WEX, Inc.(1)	6	1,202
White Mountains Insurance Group Ltd.(2)	0	24
Wintrust Financial Corp.	18	1,359
Zions Bancorp N.A.	23	795

Total Financials		112,807

Healthcare – 11.86%
10X Genomics, Inc. - Class A(1)	13	551
Abiomed, Inc.(1)(2)(4)	0	—
Acadia Healthcare Co., Inc.(1)	34	2,408
ACADIA Pharmaceuticals, Inc.(1)	7	150

Agilent Technologies, Inc.	15	1,649
Agios Pharmaceuticals, Inc.(1)	6	157
Akero Therapeutics, Inc.(1)	2	97
Alcon, Inc.	49	3,797
Align Technology, Inc.(1)	4	1,083
Alkermes Plc(1)	6	170
Alnylam Pharmaceuticals, Inc.(1)	5	938
Amedisys, Inc.(1)	4	404
American Well Corp. - Class A(1)	114	134
Amicus Therapeutics, Inc.(1)	3	36
AMN Healthcare Services, Inc.(1)	18	1,543
Amphastar Pharmaceuticals, Inc.(1)	3	126
Anika Therapeutics, Inc.(1)	14	253
Apellis Pharmaceuticals, Inc.(1)	20	777
Arrowhead Pharmaceuticals, Inc.(1)	7	190
AtriCure, Inc.(1)	4	195
Avanos Medical, Inc.(1)	4	81
Avantor, Inc.(1)	80	1,687
Axonics, Inc.(1)	32	1,768
Azenta, Inc.(1)	3	169
BioCryst Pharmaceuticals, Inc.(1)	2	15
Biogen, Inc.(1)	1	190
Biohaven Ltd.(1)(2)	0	6
BioMarin Pharmaceutical, Inc.(1)	11	949
Bio-Rad Laboratories, Inc. - Class A(1)(2)	0	38
Bio-Techne Corp.	60	4,065
Blueprint Medicines Corp.(1)	4	179
Bridgebio Pharma, Inc.(1)	20	517
Bruker Corp.	32	1,984
Catalent, Inc.(1)	4	167
Celldex Therapeutics, Inc.(1)	1	19
Cencora, Inc. - Class A(2)	0	50
Centene Corp.(1)	3	191
Cerevel Therapeutics Holdings, Inc.(1)	8	173
Charles River Laboratories International, Inc.(1)	13	2,615
Chemed Corp.	6	3,134
Cooper Companies, Inc.	7	2,149
CorVel Corp.(1)	2	308
Crinetics Pharmaceuticals, Inc.(1)	6	177
Cymabay Therapeutics, Inc.(1)	12	184
Cytokinetics, Inc.(1)	9	274
DaVita, Inc.(1)	2	202
Deciphera Pharmaceuticals, Inc.(1)	2	21
Denali Therapeutics, Inc.(1)	10	197
Dentsply Sirona, Inc.	4	141
DexCom, Inc.(1)	17	1,584
Doximity, Inc. - Class A(1)	7	149
Eagle Pharmaceuticals, Inc.(1)	9	142
Embecta Corp.	9	140
Ensign Group, Inc.	2	157
Envista Holdings Corp.(1)	64	1,794
Erasca, Inc.(1)	59	116
Evolent Health, Inc. - Class A(1)	27	727
Exact Sciences Corp.(1)	35	2,374
Exelixis, Inc.(1)	61	1,342
Fortrea Holdings, Inc.(1)	54	1,535
Geron Corp.(1)	8	17
Glaukos Corp.(1)	4	268
Globus Medical, Inc. - Class A(1)	3	127
Haemonetics Corp.(1)	2	214
Halozyme Therapeutics, Inc.(1)	43	1,648
HealthEquity, Inc.(1)	14	1,043
Hologic, Inc.(1)	12	856
Horizon Therapeutics Plc(1)	10	1,203
ICON Plc(1)	13	3,268
IDEXX Laboratories, Inc.(1)	2	998
Illumina, Inc.(1)	1	190
ImmunoGen, Inc.(1)	11	179
Inari Medical, Inc.(1)	6	375
Insmed, Inc.(1)	7	180

Inspire Medical Systems, Inc.(1)	1	172
Insulet Corp.(1)	1	178
Integer Holdings Corp.(1)	2	182
Integra LifeSciences Holdings Corp.(1)	30	1,148
Intellia Therapeutics, Inc.(1)	4	120
Intra-Cellular Therapies, Inc.(1)	3	153
Ionis Pharmaceuticals, Inc.(1)	4	180
Iovance Biotherapeutics, Inc.(1)	24	110
IQVIA Holdings, Inc.(1)	6	1,258
iRhythm Technologies, Inc.(1)	14	1,347
Ironwood Pharmaceuticals, Inc. - Class A(1)	5	48
Joint Corp.(1)	18	163
Karuna Therapeutics, Inc.(1)	1	126
Krystal Biotech, Inc.(1)	3	309
Laboratory Corp. of America Holdings	6	1,237
Lantheus Holdings, Inc.(1)	3	204
LeMaitre Vascular, Inc.	3	189
Ligand Pharmaceuticals, Inc.(1)(2)	0	15
Madrigal Pharmaceuticals, Inc.(1)	2	234
McKesson Corp.	2	1,048
Medpace Holdings, Inc.(1)	1	183
Merit Medical Systems, Inc.(1)	5	328
Merrimack Pharmaceuticals, Inc.(1)	14	171
Mettler-Toledo International, Inc.(1)	1	1,055
Molina Healthcare, Inc.(1)	1	403
Myriad Genetics, Inc.(1)	10	153
Natera, Inc.(1)	45	2,007
Neogen Corp.(1)	11	206
NeoGenomics, Inc.(1)	18	216
Neurocrine Biosciences, Inc.(1)	19	2,156
Nevro Corp.(1)	8	161
OmniAb, Inc. - Class CR3(1)(2)(4)(5)	0	—
OmniAb, Inc. - Class CR4(1)(2)(4)(5)	0	—
Omnicell, Inc.(1)	7	326
OptimizeRx Corp.(1)	20	159
Option Care Health, Inc.(1)	15	474
Organon & Co.	9	161
Orthofix Medical, Inc.(1)	9	115
OrthoPediatrics Corp.(1)	4	136
Pacific Biosciences of California, Inc.(1)	28	232
Pacira BioSciences, Inc.(1)	4	133
Patterson Companies, Inc.	2	46
Pediatrix Medical Group, Inc.(1)	105	1,334
Penumbra, Inc.(1)	1	342
Phibro Animal Health Corp. - Class A	4	51
Phreesia, Inc.(1)	6	116
Prestige Consumer Healthcare, Inc.(1)	4	250
Progyny, Inc.(1)	5	172
Prothena Corp. Plc(1)	1	70
QIAGEN NV(1)	20	813
Quest Diagnostics, Inc.(2)	0	27
R1 RCM, Inc.(1)	14	211
Relay Therapeutics, Inc.(1)	13	111
Repligen Corp.(1)	14	2,209
Replimune Group, Inc.(1)	8	134
Revance Therapeutics, Inc.(1)	1	16
REVOLUTION Medicines, Inc.(1)	3	73
Royalty Pharma Plc - Class A	13	352
Sarepta Therapeutics, Inc.(1)	7	885
Seagen, Inc.(1)	7	1,514
Select Medical Holdings Corp.	2	58
Shockwave Medical, Inc.(1)	8	1,655
Silk Road Medical, Inc.(1)	1	10
SpringWorks Therapeutics, Inc.(1)	7	158
Stevanato Group SpA	65	1,920
Supernus Pharmaceuticals, Inc.(1)	2	42
Surgery Partners, Inc.(1)	35	1,033
Surmodics, Inc.(1)	9	303
Teleflex, Inc.	6	1,230
Tenet Healthcare Corp.(1)	3	166

Twist Bioscience Corp.(1)	12	244
Ultragenyx Pharmaceutical, Inc.(1)	16	564
Universal Health Services, Inc. - Class B	5	689
US Physical Therapy, Inc.(2)	0	37
Vaxcyte, Inc.(1)	2	117
Veeva Systems, Inc. - Class A(1)	1	217
Veracyte, Inc.(1)	1	27
West Pharmaceutical Services, Inc.	12	4,359
Zimmer Biomet Holdings, Inc.	23	2,578

Total Healthcare		98,263

Industrials – 22.70%
3D Systems Corp.(1)	34	166
AAON, Inc.	37	2,114
AAR Corp.(1)	1	58
ABM Industries, Inc.	44	1,766
Advanced Drainage Systems, Inc.	2	272
AECOM	21	1,721
AerCap Holdings NV(1)	87	5,444
Aerovironment, Inc.(1)	2	202
AGCO Corp.(2)	0	59
Air Lease Corp. - Class A	16	634
Alamo Group, Inc.(2)	0	35
Alaska Air Group, Inc.(1)	34	1,276
Albany International Corp. - Class A	1	115
Alight, Inc. - Class A(1)	24	170
Allegion Plc	24	2,553
American Airlines Group, Inc.(1)	13	161
American Woodmark Corp.(1)	2	140
AMETEK, Inc.	8	1,147
AO Smith Corp.	1	89
API Group Corp.(1)	63	1,628
Applied Industrial Technologies, Inc.	1	216
ArcBest Corp.	16	1,661
Arcosa, Inc.	19	1,332
Array Technologies, Inc.(1)	5	119
ASGN, Inc.(1)	2	192
Atkore, Inc.(1)(2)	0	43
Axon Enterprise, Inc.(1)	1	139
AZEK Co., Inc. - Class A(1)	21	618
AZZ, Inc.	3	139
Barnes Group, Inc.	3	112
Barrett Business Services, Inc.	4	329
Beacon Roofing Supply, Inc.(1)	2	125
Bloom Energy Corp. - Class A(1)	1	15
Boise Cascade Co.	4	399
Booz Allen Hamilton Holding Corp. - Class A	10	1,095
BrightView Holdings, Inc.(1)	27	208
Builders FirstSource, Inc.(1)	14	1,775
CACI International, Inc. - Class A(1)	4	1,394
Carlisle Companies, Inc.	18	4,598
Carrier Global Corp.	6	305
Casella Waste Systems, Inc. - Class A(1)	1	74
CBIZ, Inc.(1)	4	227
Ceridian HCM Holding, Inc.(1)	3	206
Chart Industries, Inc.(1)	10	1,747
Cintas Corp.	1	588
Columbus McKinnon Corp.	2	70
Comfort Systems USA, Inc.	2	331
Concentrix Corp.	4	300
Copart, Inc.(1)	62	2,667
Core & Main, Inc. - Class A(1)	98	2,823
Crane Co.	5	479
CSG Systems International, Inc.	2	78
CSW Industrials, Inc.(2)	0	31
Cummins, Inc.(2)	0	22
Delta Air Lines, Inc.	21	775
Donaldson Co., Inc.	40	2,397
Ducommun, Inc.(1)	1	36
Dun & Bradstreet Holdings, Inc.	104	1,037
Dycom Industries, Inc.(1)	23	2,059

EMCOR Group, Inc.	9	1,892
Encore Wire Corp.	1	243
Energy Recovery, Inc.(1)	5	112
EnerSys	2	209
Ennis, Inc.	6	124
Equifax, Inc.	7	1,227
ESCO Technologies, Inc.(2)	0	29
ExlService Holdings, Inc.(1)	6	169
Expeditors International of Washington, Inc.	3	366
Exponent, Inc.	31	2,615
Fastenal Co.	8	421
Federal Signal Corp.	1	66
Ferguson Plc	6	1,069
Fluor Corp.(1)	69	2,520
Fortune Brands Innovations, Inc.	1	79
Franklin Electric Co., Inc.	1	129
Frontier Group Holdings, Inc.(1)	42	206
FTI Consulting, Inc.(1)	15	2,722
FuelCell Energy, Inc.(1)	116	148
Gates Industrial Corp. Plc(1)	117	1,361
GATX Corp.(2)	0	19
Generac Holdings, Inc.(1)	2	181
Genpact Ltd.	50	1,798
Gibraltar Industries, Inc.(1)	1	59
Global Industrial Co.	6	213
Graco, Inc.	43	3,164
Granite Construction, Inc.	1	28
GXO Logistics, Inc.(1)	4	215
Heartland Express, Inc.	2	23
HEICO Corp.	11	1,751
HEICO Corp. - Class A	9	1,217
Heidrick & Struggles International, Inc.	3	70
Helios Technologies, Inc.	1	47
Herc Holdings, Inc.	21	2,517
Heritage-Crystal Clean, Inc.(1)	5	249
Hillenbrand, Inc.	6	254
Hillman Solutions Corp.(1)	21	175
HNI Corp.	2	80
Hub Group, Inc. - Class A(1)	2	140
Hubbell, Inc. - Class B	10	3,126
IDEX Corp.	7	1,553
Ingersoll Rand, Inc.	15	953
Insperity, Inc.	3	273
ITT, Inc.	37	3,646
Jacobs Solutions, Inc.	40	5,440
JB Hunt Transport Services, Inc.	2	284
John Bean Technologies Corp.	1	57
Kaman Corp.	7	144
KBR, Inc.	1	56
Kelly Services, Inc. - Class A	2	36
Kennametal, Inc.	3	76
Kirby Corp.(1)	39	3,188
Knight-Swift Transportation Holdings, Inc. - Class A	63	3,182
Korn Ferry	25	1,201
L3Harris Technologies, Inc.	19	3,357
Landstar System, Inc.	2	406
Lincoln Electric Holdings, Inc.	26	4,788
Masonite International Corp.(1)	17	1,548
MasTec, Inc.(1)	68	4,864
Masterbrand, Inc.(1)	1	16
Matson, Inc.	3	225
MAXIMUS, Inc.	1	49
Middleby Corp.(1)	11	1,406
Miller Industries, Inc.	8	318
Moog, Inc. - Class A	1	61
MSA Safety, Inc.	2	247
MSC Industrial Direct Co., Inc. - Class A	6	540
Mueller Industries, Inc.	3	191
MYR Group, Inc.(1)	1	151
National Presto Industries, Inc.	1	106

Nordson Corp.	22	4,893
nVent Electric Plc	5	239
Old Dominion Freight Line, Inc.	3	1,133
OPENLANE, Inc.(1)	14	215
Oshkosh Corp.	22	2,088
Parker-Hannifin Corp.(2)	0	42
Paychex, Inc.	3	357
Paycom Software, Inc.	1	204
Paylocity Holding Corp.(1)	1	244
Pentair Plc	1	46
Quanex Building Products Corp.	2	69
Quanta Services, Inc.	18	3,428
RB Global, Inc.	9	552
RBC Bearings, Inc.(1)	14	3,162
Regal Rexnord Corp.	14	2,008
Republic Services, Inc. - Class A	40	5,732
Resideo Technologies, Inc.(1)	13	213
Resources Connection, Inc.	1	13
Robert Half, Inc.	35	2,573
Rockwell Automation, Inc.(2)	0	130
Rollins, Inc.	28	1,058
Rush Enterprises, Inc. - Class A	1	29
RXO, Inc.(1)	23	459
Saia, Inc.(1)(2)	0	84
Schneider National, Inc. - Class B	2	68
Sensata Technologies Holding Plc	37	1,418
Shoals Technologies Group, Inc. - Class A(1)	12	223
Simpson Manufacturing Co., Inc.	1	95
SiteOne Landscape Supply, Inc.(1)	12	1,898
Spirit AeroSystems Holdings, Inc. - Class A(1)	11	171
SPX Technologies, Inc.(1)	2	134
Standex International Corp.(2)	0	60
Stanley Black & Decker, Inc.	1	83
Star Bulk Carriers Corp.	82	1,591
Steelcase, Inc. - Class A	8	84
Stericycle, Inc.(1)	29	1,294
Terex Corp.	5	277
Tetra Tech, Inc.	32	4,918
Timken Co.	30	2,181
Toro Co.	45	3,780
Trane Technologies Plc	12	2,376
TransDigm Group, Inc.(1)(2)	0	48
TTEC Holdings, Inc.	9	231
Uber Technologies, Inc.(1)	12	556
UFP Industries, Inc.	1	77
U-Haul Holding Co.(1)	4	242
U-Haul Holding Co. - Class B	10	510
UniFirst Corp.	2	278
United Airlines Holdings, Inc.(1)	1	56
United Rentals, Inc.(2)	0	67
Valmont Industries, Inc.	10	2,329
Verisk Analytics, Inc. - Class A	3	708
Verra Mobility Corp. - Class A(1)	8	148
Vertiv Holdings Co. - Class A	86	3,198
Vicor Corp.(1)	3	202
Virgin Galactic Holdings, Inc.(1)	71	128
VSE Corp.	3	156
Watsco, Inc.	12	4,553
Watts Water Technologies, Inc. - Class A	10	1,686
Werner Enterprises, Inc.	5	194
WillScot Mobile Mini Holdings Corp. - Class A(1)	13	555
WW Grainger, Inc.(2)	0	72
XPO, Inc.(1)	24	1,767
Xylem, Inc.	8	705
Zurn Elkay Water Solutions Corp.	8	219

Total Industrials		188,213

Information Technology – 15.18%
ACI Worldwide, Inc.(1)	69	1,553
Advanced Energy Industries, Inc.	2	252
Akamai Technologies, Inc.(1)	3	270

Allegro MicroSystems, Inc.(1)	59	1,894
Altair Engineering, Inc. - Class A(1)	5	312
Ambarella, Inc.(1)	3	171
Amdocs Ltd.	49	4,136
Amkor Technology, Inc.	55	1,233
Amphenol Corp. - Class A	3	224
Amplitude, Inc. - Class A(1)	30	351
ANSYS, Inc.(1)	1	283
AppLovin Corp. - Class A(1)	16	632
Arista Networks, Inc.(1)	6	1,078
Arrow Electronics, Inc.(1)(2)	0	48
Aspen Technology, Inc.(1)	6	1,226
AvePoint, Inc.(1)	6	40
Avnet, Inc.	42	2,006
Axcelis Technologies, Inc.(1)	1	244
Badger Meter, Inc.	5	786
Belden, Inc.	20	1,956
Benchmark Electronics, Inc.	3	82
Bentley Systems, Inc. - Class B	32	1,628
Blackbaud, Inc.(1)	3	218
Box, Inc. - Class A(1)	5	128
C3.ai, Inc. - Class A(1)	12	312
Cadence Design Systems, Inc.(1)	7	1,756
Calix, Inc.(1)(2)	0	21
CDW Corp.(2)	0	40
Ciena Corp.(1)	5	257
Cloudflare, Inc. - Class A(1)	23	1,438
Cognex Corp.	1	28
Coherent Corp.(1)	4	143
Cohu, Inc.(1)	7	234
CommScope Holding Co., Inc.(1)	4	14
CommVault Systems, Inc.(1)	27	1,829
Comtech Telecommunications Corp.	2	16
Confluent, Inc. - Class A(1)	59	1,751
Crane NXT Co.	18	1,018
Crowdstrike Holdings, Inc. - Class A(1)	10	1,692
CyberArk Software Ltd.(1)	6	1,002
Datadog, Inc. - Class A(1)	3	284
Diodes, Inc.(1)	5	418
DocuSign, Inc. - Class A(1)	8	352
DoubleVerify Holdings, Inc. - Class Rights(1)	35	986
DXC Technology Co.(1)	1	28
Dynatrace, Inc.(1)	50	2,347
Ebix, Inc.	1	13
Elastic NV(1)	20	1,613
Enphase Energy, Inc.(1)	1	149
Entegris, Inc.	33	3,136
Envestnet, Inc.(1)(2)	0	18
ePlus, Inc.(1)	2	128
EverCommerce, Inc.(1)	29	288
Evolv Technologies Holdings, Inc.(1)	32	155
Extreme Networks, Inc.(1)	6	138
F5, Inc.(1)	3	445
Fabrinet(1)	1	86
Fair Isaac Corp.(1)	6	4,796
FARO Technologies, Inc.(1)	1	11
Fastly, Inc. - Class A(1)	5	105
Five9, Inc.(1)	8	523
FormFactor, Inc.(1)	55	1,930
Gartner, Inc.(1)(2)	0	99
Gen Digital, Inc.	81	1,436
Globant SA(1)	2	315
HashiCorp, Inc. - Class A(1)	18	422
HP, Inc.	9	228
HubSpot, Inc.(1)	3	1,364
Ichor Holdings Ltd.(1)	6	194
Insight Enterprises, Inc.(1)	1	154
Itron, Inc.(1)	3	160
Jabil, Inc.	7	883
Juniper Networks, Inc.	8	231

Keysight Technologies, Inc.(1)	1	168
Kulicke & Soffa Industries, Inc.	39	1,890
Lam Research Corp.	1	456
Lattice Semiconductor Corp.(1)	93	8,016
LiveVox Holdings, Inc.(1)	12	40
Lumentum Holdings, Inc.(1)	29	1,326
MACOM Technology Solutions Holdings, Inc.(1)	26	2,141
Manhattan Associates, Inc.(1)	15	2,883
Marvell Technology, Inc.	12	640
MaxLinear, Inc. - Class A(1)	1	23
Methode Electronics, Inc.	1	18
Microchip Technology, Inc.	5	397
MicroStrategy, Inc. - Class A(1)	1	186
MKS Instruments, Inc.	33	2,816
Monday.com Ltd.(1)	5	803
MongoDB, Inc. - Class A(1)	5	1,739
Monolithic Power Systems, Inc.	2	895
nCino, Inc.(1)	4	131
NCR Corp.(1)	26	713
NetApp, Inc.	4	283
Novanta, Inc.(1)	16	2,299
Okta, Inc. - Class A(1)	18	1,443
ON Semiconductor Corp.(1)	20	1,863
Onto Innovation, Inc.(1)	6	805
OSI Systems, Inc.(1)(2)	0	55
Palantir Technologies, Inc. - Class A(1)	23	368
Palo Alto Networks, Inc.(1)	7	1,607
Pegasystems, Inc.	1	37
Photronics, Inc.(1)	2	43
Power Integrations, Inc.	33	2,546
Procore Technologies, Inc.(1)	40	2,635
PTC, Inc.(1)	6	897
Pure Storage, Inc. - Class A(1)	52	1,865
Q2 Holdings, Inc.(1)	6	202
Qualys, Inc.(1)	20	3,007
Rambus, Inc.(1)	9	479
Rapid7, Inc.(1)	9	418
Rogers Corp.(1)	1	189
Samsara, Inc. - Class A(1)	55	1,382
Sanmina Corp.(1)	4	227
ScanSource, Inc.(1)	4	106
Semtech Corp.(1)	8	215
SentinelOne, Inc. - Class A(1)	11	180
Silicon Laboratories, Inc.(1)	1	102
Smartsheet, Inc. - Class A(1)	35	1,432
Snowflake, Inc. - Class A(1)	4	611
Splunk, Inc.(1)	2	259
Sprout Social, Inc. - Class A(1)(2)	0	23
SPS Commerce, Inc.(1)	14	2,348
Super Micro Computer, Inc.(1)	1	233
Synaptics, Inc.(1)	21	1,917
Synopsys, Inc.(1)	7	3,032
Teledyne Technologies, Inc.(1)	3	1,163
Tenable Holdings, Inc.(1)	5	246
Teradyne, Inc.	21	2,099
Thoughtworks Holding, Inc.(1)	34	140
Trimble, Inc.(1)	6	300
Tucows, Inc. - Class A(1)	7	139
Twilio, Inc. - Class A(1)	3	200
Tyler Technologies, Inc.(1)	6	2,177
Ubiquiti, Inc.	1	211
UiPath, Inc. - Class A(1)	52	891
Ultra Clean Holdings, Inc.(1)	1	36
Unity Software, Inc.(1)	5	164
Varonis Systems, Inc. - Class B(1)	7	199
Veeco Instruments, Inc.(1)	11	301
Verint Systems, Inc.(1)	11	263
Viavi Solutions, Inc.(1)	22	198
Vishay Intertechnology, Inc.	3	62
Vishay Precision Group, Inc.(1)	2	68

Workday, Inc. - Class A(1)	2	465
Workiva, Inc. - Class A(1)	2	230
Xerox Holdings Corp.	12	182
Zebra Technologies Corp. - Class A(1)	4	1,032
Zoom Video Communications, Inc. - Class A(1)	9	627
Zscaler, Inc.(1)	2	236

Total Information Technology		125,755

Materials – 4.60%
AdvanSix, Inc.	1	47
Alpha Metallurgical Resources, Inc.(2)	0	43
AptarGroup, Inc.	28	3,444
Ardagh Metal Packaging SA	48	150
Ashland, Inc.	31	2,555
ATI, Inc.(1)	55	2,265
Avery Dennison Corp.	8	1,488
Avient Corp.	7	246
Axalta Coating Systems Ltd.(1)	6	161
Ball Corp.	25	1,250
Berry Global Group, Inc.	42	2,615
Cabot Corp.	2	112
Carpenter Technology Corp.	4	256
CF Industries Holdings, Inc.	2	203
Coeur Mining, Inc.(1)	7	15
Commercial Metals Co.	4	214
Compass Minerals International, Inc.	4	112
Constellium SE - Class A(1)	9	164
Corteva, Inc.	1	63
Crown Holdings, Inc.	3	245
Eagle Materials, Inc.	20	3,360
Ecovyst, Inc.(1)	17	164
Element Solutions, Inc.	44	856
Freeport-McMoRan, Inc.	69	2,557
FutureFuel Corp.	26	183
HB Fuller Co.	1	53
Hecla Mining Co.	11	42
Huntsman Corp.	129	3,144
Innospec, Inc.	8	770
International Flavors & Fragrances, Inc.	3	230
International Paper Co.	2	74
Ivanhoe Electric, Inc.(1)	13	160
Livent Corp.(1)	9	171
Louisiana-Pacific Corp.	3	189
LyondellBasell Industries NV - Class A	1	59
Martin Marietta Materials, Inc.	1	420
Minerals Technologies, Inc.	1	72
Novagold Resources, Inc.(1)	55	210
Nucor Corp.(2)	0	59
O-I Glass, Inc.(1)	5	89
Packaging Corp. of America(2)	0	21
PPG Industries, Inc.	1	165
Reliance Steel & Aluminum Co.	3	759
Royal Gold, Inc.(2)	0	37
RPM International, Inc.	22	2,086
Schnitzer Steel Industries, Inc. - Class A	2	47
Scotts Miracle-Gro Co.	3	162
Sealed Air Corp.	9	304
Silgan Holdings, Inc.	1	45
Sonoco Products Co.(2)	0	14
SSR Mining, Inc.	4	57
Steel Dynamics, Inc.	2	230
Stepan Co.	1	42
Summit Materials, Inc. - Class A(1)	6	191
TriMas Corp.	8	208
United States Lime & Minerals, Inc.	1	173
Vulcan Materials Co.	25	4,961
Westlake Corp.(2)	0	37
Worthington Industries, Inc.(2)	0	28

Total Materials		38,077

Real Estate – 4.28%
Acadia Realty Trust	5	73

Agree Realty Corp.	5	297
Alexander & Baldwin, Inc.	3	53
Alexandria Real Estate Equities, Inc.(2)	0	13
American Assets Trust, Inc.	8	161
American Homes 4 Rent - Class A	12	413
Apartment Income REIT Corp.	45	1,373
Apartment Investment & Management Co. - Class A(1)	6	42
Apple Hospitality REIT, Inc.	12	179
Boston Properties, Inc.	44	2,633
Brixmor Property Group, Inc.	9	186
Broadstone Net Lease, Inc. - Class A	72	1,036
Camden Property Trust	7	674
CBRE Group, Inc. - Class A(1)	57	4,239
COPT Defense Properties	5	117
CoStar Group, Inc.(1)	1	95
Cousins Properties, Inc.	23	459
CubeSmart	81	3,091
DiamondRock Hospitality Co.	14	113
EastGroup Properties, Inc.(2)	0	46
Empire State Realty Trust, Inc. - Class A	12	97
Equity Commonwealth	7	137
Essential Properties Realty Trust, Inc.	2	49
Essex Property Trust, Inc.	1	147
eXp World Holdings, Inc.	12	198
First Industrial Realty Trust, Inc.	25	1,209
FirstService Corp.	10	1,438
Four Corners Property Trust, Inc.	6	136
FRP Holdings, Inc.(1)	1	27
Gaming & Leisure Properties, Inc.	56	2,539
Getty Realty Corp.	1	39
Gladstone Land Corp.	17	239
Global Medical REIT, Inc.	11	101
Global Net Lease, Inc.	71	687
Hersha Hospitality Trust - Class A	2	20
Howard Hughes Holdings, Inc.(1)(2)	0	26
Independence Realty Trust, Inc.	15	212
InvenTrust Properties Corp.	10	230
Jones Lang LaSalle, Inc.(1)	8	1,159
Kennedy-Wilson Holdings, Inc.	11	163
Kilroy Realty Corp.	5	155
Kite Realty Group Trust	15	322
Lamar Advertising Co. - Class A	4	352
LXP Industrial Trust	18	156
Macerich Co.	9	96
Marcus & Millichap, Inc.	1	18
Medical Properties Trust, Inc.	34	183
National Health Investors, Inc.	3	170
One Liberty Properties, Inc.(2)	0	1
Orion Office REIT, Inc.	27	142
Phillips Edison & Co., Inc.	2	62
Physicians Realty Trust	116	1,413
Plymouth Industrial REIT, Inc.	4	78
PotlatchDeltic Corp.	4	184
Redfin Corp.(1)	28	195
Retail Opportunity Investments Corp.	14	172
RLJ Lodging Trust	7	73
RPT Realty	20	214
Ryman Hospitality Properties, Inc.	10	838
Sabra Health Care REIT, Inc.	8	105
SBA Communications Corp. - Class A	2	470
Service Properties Trust	15	112
Simon Property Group, Inc.(2)	0	39
SITE Centers Corp.	5	60
SL Green Realty Corp.	7	280
STAG Industrial, Inc.	66	2,294
Star Holdings(1)	22	273
Sunstone Hotel Investors, Inc.	19	177

Tanger Factory Outlet Centers, Inc.	13	295
Terreno Realty Corp.	4	226
Veris Residential, Inc.	8	124
Vornado Realty Trust	9	204
Welltower, Inc.	2	162
Weyerhaeuser Co.	54	1,640

Total Real Estate		35,431

Utilities – 2.22%
ALLETE, Inc.	4	214
American Electric Power Co., Inc.	37	2,799
American States Water Co.	1	110
American Water Works Co., Inc.	20	2,538
Avista Corp.	11	355
Brookfield Infrastructure Corp. - Class A	5	194
California Water Service Group	3	123
Consolidated Edison, Inc.	2	150
Constellation Energy Corp.	1	97
DTE Energy Co.	2	205
Edison International	2	109
Essential Utilities, Inc.	5	160
Evergy, Inc.	5	236
FirstEnergy Corp.	89	3,053
Hawaiian Electric Industries, Inc.	1	7
IDACORP, Inc.	25	2,374
MGE Energy, Inc.	5	348
National Fuel Gas Co.	6	296
New Jersey Resources Corp.	6	260
NRG Energy, Inc.	5	199
ONE Gas, Inc.	6	384
Ormat Technologies, Inc.	1	83
Otter Tail Corp.	2	167
PNM Resources, Inc.	7	330
Portland General Electric Co.	55	2,229
Pure Cycle Corp.(1)	6	60
SJW Group(2)	0	13
Southwest Gas Holdings, Inc.	11	657
WEC Energy Group, Inc.(2)	0	13
Xcel Energy, Inc.	11	602
York Water Co.	1	34
Total Utilities		18,399

Total Common Stocks (Cost: $745,457)		803,745

SHORT-TERM INVESTMENTS – 2.66%
Money Market Funds – 2.56%
Goldman Sachs Financial Square Government Fund - Class I, 5.23%(3)	21,207	21,207

Total Money Market Funds (Cost: $21,207)		21,207

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.10%
ANZ, London, 4.83% due 10/02/2023	$832	832

Total Time Deposits (Cost: $832)		832

Total Short-Term Investments (Cost: $22,039)		22,039

TOTAL INVESTMENTS IN SECURITIES – 99.66% (Cost: $767,496)		825,784

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.34%		2,845

TOTAL NET ASSETS – 100.00%		$828,629

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.
(5)	Security that is restricted at September 30, 2023. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder International Equity Fund

Schedule of Investments

September 30, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.49%
Australia – 1.67%
ALS Ltd.	390	$2,866
AMP Ltd.	1,822	1,463
Ampol Ltd.	13	273
ANZ Group Holdings Ltd.	400	6,559
APA Group	66	350
Aristocrat Leisure Ltd.	181	4,735
ASX Ltd.	10	371
Atlassian Corp. - Class A(1)	408	82,265
Aurizon Holdings Ltd.	98	218
Beach Energy Ltd.	1,698	1,772
BHP Group Ltd.	888	24,939
BlueScope Steel Ltd.	295	3,656
Brambles Ltd.	398	3,661
carsales.com Ltd.	113	2,030
Cleanaway Waste Management Ltd.	2,247	3,500
Cochlear Ltd.	148	24,180
Coles Group Ltd.	70	697
Commonwealth Bank of Australia	88	5,606
Computershare Ltd.	29	488
CSL Ltd.	106	17,087
Dexus	57	266
EBOS Group Ltd.	8	172
Endeavour Group Ltd.	75	252
Evolution Mining Ltd.	1,500	3,130
Fortescue Metals Group Ltd.	91	1,208
Goodman Group	89	1,218
GPT Group	100	250
IDP Education Ltd.	13	179
IGO Ltd.	35	283
Insurance Australia Group Ltd.	129	467
IPH Ltd.	283	1,340
Lendlease Corp. Ltd.	35	161
Lottery Corp. Ltd.	115	348
Macquarie Group Ltd.	57	6,096
Medibank Pvt Ltd.	142	314
Metcash Ltd.	705	1,706
Mineral Resources Ltd.	9	380
Mirvac Group	210	286
National Australia Bank Ltd.	170	3,153
Newcrest Mining Ltd.	217	3,423
Northern Star Resources Ltd.	62	411
Orica Ltd.	24	238
Origin Energy Ltd.	95	536
Pilbara Minerals Ltd.	769	2,098
Qantas Airways Ltd.(1)	1,179	3,902
QBE Insurance Group Ltd.	1,027	10,291
Ramsay Health Care Ltd.	10	317
REA Group Ltd.	3	269
Reece Ltd.	13	150
Rio Tinto Ltd.	20	1,414
Santos Ltd.	1,759	8,868
Scentre Group	287	452
Seek Ltd.	18	261
Sonic Healthcare Ltd.	24	449
South32 Ltd.	244	527
Stockland	132	330
Suncorp Group Ltd.	67	594
Telstra Group Ltd.	212	523
Transurban Group	164	1,335
Treasury Wine Estates Ltd.	38	302
Vicinity Ltd.	205	222
Washington H Soul Pattinson & Co. Ltd.	13	262
Wesfarmers Ltd.	59	2,004
Westpac Banking Corp.	191	2,576
WiseTech Global Ltd.	9	359
Woodside Energy Group Ltd.	413	9,599
Woolworths Group Ltd.	64	1,525

Total Australia		261,162

Austria – 0.17%
Andritz AG	148	7,458
Erste Group Bank AG	19	650
Oesterreichische Post AG	154	5,049
OMV AG	8	364
Verbund AG	4	290
Voestalpine AG	6	174
Wienerberger AG	493	12,484

Total Austria		26,469

Belgium – 0.31%

Ageas SA	9	352
Anheuser-Busch InBev SA	822	45,545
D’ieteren Group	1	191
Elia Group SA	2	150
Groupe Bruxelles Lambert NV	5	396
KBC Group NV	14	848
Lotus Bakeries NV(2)	0	171
Sofina SA	1	165
Solvay SA	4	448
UCB SA	7	539
Umicore SA	11	263
Warehouses de Pauw CVA	9	221

Total Belgium		49,289

Bermuda – 0.49%
Arch Capital Group Ltd.(1)	860	68,537
Hiscox Ltd.	726	8,872

Total Bermuda		77,409

Brazil – 0.68%
Ambev SA	14,799	38,598
B3 SA - Brasil Bolsa Balcao	1,665	4,071
Banco do Brasil SA	1,221	11,460
Localiza Rent a Car SA	344	4,013
Raia Drogasil SA	8,687	47,736

Total Brazil		105,878

Canada – 2.21%
Canadian Pacific Kansas City Ltd.	2,075	154,370
First Quantum Minerals Ltd.	105	2,482
Magna International, Inc.	688	36,893
Shopify, Inc. - Class A(1)	979	53,435
Thomson Reuters Corp.	383	46,876
Waste Connections, Inc.	388	52,087

Total Canada		346,143

Chile – 0.00%(3)
Antofagasta Plc	21	359

Total Chile		359

China – 1.46%
Alibaba Group Holding Ltd.(1)	7,863	85,254
Baidu, Inc. - ADR(1)	44	5,869
Baidu, Inc. - Class A(1)	1,575	26,509
Contemporary Amperex Technology Co. Ltd. - Class A	922	25,780
Haier Smart Home Co. Ltd. - Class H	3,823	11,948
Li Ning Co. Ltd.	4,390	18,330
Ping An Insurance Group Co. of China Ltd. - Class H	6,416	36,388
Shenzhou International Group Holdings Ltd.	280	2,659
Tingyi Cayman Islands Holding Corp.	1,366	1,906
Trip.com Group Ltd. - ADR(1)	27	934
Vipshop Holdings Ltd. - ADR(1)	192	3,068
Weichai Power Co. Ltd. - Class H	1,933	2,620
Yum China Holdings, Inc.	72	3,994
Zhongsheng Group Holdings Ltd.	1,005	2,812

Total China		228,071

Denmark – 2.94%
AP Moller - Maersk - Class A(2)	0	288
AP Moller - Maersk - Class B(2)	0	475
Carlsberg AS - Class B	107	13,526
Chr Hansen Holding	6	346
Coloplast - Class B	235	24,832
Danske Bank	1,361	31,588
Demant(1)	340	14,043
DSV	499	93,060
Genmab(1)	3	1,223
GN Store Nord AS(1)	262	4,709
Novo Nordisk - Class B	2,628	239,309
Novozymes - Class B	11	432
Orsted AS(4)	109	5,909
Pandora	5	487
ROCKWOOL - Class B(2)	0	110
Tryg	19	341
Vestas Wind Systems(1)	1,416	30,288

Total Denmark		460,966

Finland – 0.71%
Elisa OYJ	7	344
Fortum OYJ	24	283
Kesko OYJ - Class B	14	250
Kone OYJ - Class B	18	750
Metso OYJ	34	362
Neste OYJ	22	755
Nokia OYJ	15,024	56,493
Nordea Bank Abp - Class A	174	1,906
Orion OYJ - Class B	6	250
Sampo OYJ - Class A	518	22,407
Stora Enso OYJ - Class R	31	388
UPM-Kymmene OYJ	640	21,916
Wartsila OYJ Abp	503	5,701

Total Finland		111,805

France – 8.74%
Accor SA	1,403	47,177

Aeroports de Paris SA	2	181
Air Liquide SA	287	48,336
Airbus SE	123	16,431
Alstom SA	15	368
Alten SA	60	7,886
Amundi SA(4)	1,083	60,803
Arkema SA	3	312
AXA SA	99	2,942
BioMerieux	2	214
BNP Paribas SA	623	39,608
Bollore SE	40	214
Bouygues SA	4,403	153,945
Bureau Veritas SA	15	382
Capgemini SE	9	1,518
Carrefour SA	32	542
Cie de Saint-Gobain SA	1,492	89,322
Cie Generale des Etablissements Michelin SCA	2,434	74,498
Covivio	3	128
Credit Agricole SA	65	800
Danone SA	35	1,919
Dassault Aviation SA	1	203
Dassault Systemes SE	35	1,298
Edenred SE	474	29,666
Eiffage SA	4	381
Elis SA	334	5,871
Engie SA	99	1,521
EssilorLuxottica SA	144	25,083
Eurazeo SE	2	144
Gecina SA	2	244
Getlink SE	341	5,441
Hermes International SCA	2	3,013
Ipsen SA	2	260
JCDecaux SE(1)	312	5,281
Kering SA	66	30,038
Klepierre SA	11	280
La Francaise des Jeux SAEM(4)	6	185
Legrand SA	235	21,580
L’Oreal SA	13	5,234
LVMH Moet Hennessy Louis Vuitton SE	170	128,237
Orange SA	101	1,157
Pernod Ricard SA	11	1,798
Publicis Groupe SA	175	13,213
Quadient SA	67	1,357
Remy Cointreau SA	313	38,108
Renault SA	10	414
Rexel SA	3,193	71,541
Safran SA	18	2,807
Sanofi	1,929	207,078
Sartorius Stedim Biotech	241	57,255
Schneider Electric SE	641	105,553
SEB SA	1	119
Societe Generale SA	39	945
Sodexo SA	5	477
SOITEC(1)	84	13,990
STMicroelectronics NV	36	1,543
Technip Energies NV	273	6,785
Teleperformance SE	33	4,095
Thales SA	5	771
TotalEnergies SE	122	8,008
Ubisoft Entertainment SA(1)	451	14,604
Unibail-Rodamco-Westfield(1)	7	325
Valeo SE	11	183
Veolia Environnement SA	37	1,060
Vinci SA	29	3,177
Vivendi SE	38	329
Wendel SE	1	111
Worldline SA(1)(4)	13	353

Total France		1,368,642

Germany – 5.51%
Adidas AG	246	43,102
Allianz SE	607	144,565
Auto1 Group SE(1)(4)	1,592	10,146
BASF SE	2,002	90,611
Bayer AG	740	35,528
Bayerische Motoren Werke AG	181	18,354
Bechtle AG	5	210
Beiersdorf AG	5	685
Brenntag SE	271	20,970
Carl Zeiss Meditec AG	2	189
Commerzbank AG	58	658
Continental AG	908	63,826
Covestro AG(1)(4)	982	52,823
CTS Eventim AG & Co. KGaA	86	4,887
Daimler Truck Holding AG	1,922	66,542
Delivery Hero SE(1)(4)	9	251
Deutsche Bank AG	105	1,150
Deutsche Boerse AG	10	1,712

Deutsche Lufthansa AG(1)	33	258
Deutsche Post AG	54	2,184
Deutsche Telekom AG	175	3,673
E.ON SE	122	1,438
Evonik Industries AG	6,416	117,037
Fresenius Medical Care AG & Co. KGaA	1,525	65,547
Fresenius SE & Co. KGaA	23	707
GEA Group AG	152	5,592
Gerresheimer AG	72	7,544
Hannover Rueck SE	58	12,630
Heidelberg Materials AG	8	594
HelloFresh SE(1)	361	10,718
Henkel AG & Co. KGaA	6	350
Infineon Technologies AG	68	2,257
Knorr-Bremse AG	4	242
LEG Immobilien SE(1)	4	284
Mercedes-Benz Group AG - Class REGISTERED	43	3,017
Merck KGaA	7	1,133
MTU Aero Engines AG	3	510
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7	2,783
Nemetschek SE	371	22,568
Puma SE	6	351
Rational AG(2)	0	174
Rheinmetall AG	2	586
RWE AG	34	1,260
SAP SE	55	7,072
Scout24 SE(4)	4	286
Siemens AG	118	16,862
Siemens Energy AG(1)	27	355
Siemens Healthineers AG(4)	15	738
Stabilus SE	116	6,462
Symrise AG - Class A	7	650
Talanx AG	3	213
Telefonica Deutschland Holding AG	57	102
TUI AG(1)	1,099	6,036
Volkswagen AG	2	218
Vonovia SE	40	949
Wacker Chemie AG	1	138
Zalando SE(1)(4)	147	3,262

Total Germany		862,989

Hong Kong – 2.66%
AIA Group Ltd.	8,687	70,250
Ajisen China Holdings Ltd.	2,154	241
ASMPT Ltd.	171	1,526
BOC Hong Kong Holdings Ltd.	201	549
Budweiser Brewing Co. APAC Ltd.(4)	90	176
China Overseas Land & Investment Ltd.	5,729	11,836
CK Asset Holdings Ltd.	106	557
CK Hutchison Holdings Ltd.	19,613	104,127
CK Infrastructure Holdings Ltd.	36	168
CLP Holdings Ltd.	89	653
Esprit Holdings Ltd.(1)	3,613	147
ESR Group Ltd.(4)	111	155
First Pacific Co. Ltd.	2,326	919
Futu Holdings Ltd. - ADR(1)	3	187
Galaxy Entertainment Group Ltd.	8,048	48,156
Hang Lung Properties Ltd.	106	145
Hang Seng Bank Ltd.	40	500
Henderson Land Development Co. Ltd.	78	204
HKT Trust & HKT Ltd. - Class Miscella	209	218
Hong Kong & China Gas Co. Ltd.	611	425
Hong Kong Exchanges & Clearing Ltd.	1,027	38,126
Hongkong Land Holdings Ltd.	57	205
Jardine Matheson Holdings Ltd.	145	6,733
Johnson Electric Holdings Ltd.	707	866
Link Real Estate Investment Trust	134	656
MTR Corp. Ltd.	85	336
New World Development Co. Ltd.	83	161
Power Assets Holdings Ltd.	77	369
Prudential Plc	49	528
Prudential Plc	1,025	11,022
Sino Land Co. Ltd.	190	214
SITC International Holdings Co. Ltd.	69	116
Stella International Holdings Ltd.	905	908
Sun Hung Kai Properties Ltd.	78	832
Swire Pacific Ltd. - Class A	730	4,917
Swire Properties Ltd.	60	126
Techtronic Industries Co. Ltd.	5,111	49,343
WH Group Ltd.(4)	115,155	60,274
Wharf Real Estate Investment Co. Ltd.	91	351
Xinyi Glass Holdings Ltd.	106	137

Total Hong Kong		417,359

Hungary – 0.08%
OTP Bank Nyrt	338	12,202

Total Hungary		12,202

India – 1.62%
Axis Bank Ltd.	151	1,884

Dabur India Ltd.	318	2,101
Havells India Ltd.	139	2,307
HDFC Bank Ltd. - ADR	123	7,240
HDFC Bank Ltd.	3,690	67,646
ICICI Bank Ltd. - ADR	2,770	64,050
Infosys Ltd. - ADR	179	3,063
Jio Financial Services Ltd.(1)	1,306	3,633
MakeMyTrip Ltd.(1)	524	21,245
Marico Ltd.	345	2,330
Reliance Industries Ltd.	1,306	36,741
Tata Consultancy Services Ltd.	111	4,694
United Spirits Ltd.(1)	3,103	37,472

Total India		254,406

Indonesia – 0.05%
Bank Central Asia Tbk PT	12,813	7,300

Total Indonesia		7,300

Ireland – 2.43%
Accenture Plc - Class A	176	54,030
AerCap Holdings NV(1)	9	593
AIB Group Plc	78	349
Bank of Ireland Group Plc	5,925	57,923
CRH Plc	198	10,925
DCC Plc	209	11,717
Experian Plc	2,965	96,978
Flutter Entertainment Plc(1)	253	41,199
ICON Plc(1)	408	100,471
Irish Continental Group Plc	1,029	4,854
James Hardie Industries Plc(1)	24	620
Kerry Group Plc - Class A	8	696
Kingspan Group Plc	8	594
Smurfit Kappa Group Plc	14	458

Total Ireland		381,407

Isle of Man – 0.02%
Playtech Plc(1)	687	3,787

Total Isle of Man		3,787

Israel – 0.03%
Azrieli Group Ltd.	2	113
Bank Hapoalim BM	68	605
Bank Leumi Le-Israel BM	82	683
Check Point Software Technologies Ltd.(1)	5	670
CyberArk Software Ltd.(1)	2	365
Elbit Systems Ltd.	1	268
Global-e Online Ltd.(1)	5	188
ICL Group Ltd.	41	226
Israel Discount Bank Ltd. - Class A	67	365
Mizrahi Tefahot Bank Ltd.	8	297
Monday.com Ltd.(1)	1	181
Nice Ltd.(1)	3	574
Teva Pharmaceutical Industries Ltd. - ADR(1)	61	618
Wix.com Ltd.(1)	3	272

Total Israel		5,425

Italy – 3.29%
Amplifon SpA	273	8,094
Assicurazioni Generali SpA	54	1,097
Davide Campari-Milano NV	1,275	15,014
DiaSorin SpA	1	115
Enel SpA	32,412	198,776
ENI SpA	128	2,051
Ferrari NV	334	98,433
FinecoBank Banca Fineco SpA	32	381
Infrastrutture Wireless Italiane SpA(4)	18	217
Intesa Sanpaolo SpA	840	2,150
Iveco Group NV(1)	539	5,025
Mediobanca Banca di Credito Finanziario SpA	30	402
Moncler SpA	11	629
Nexi SpA(1)(4)	30	183
Poste Italiane SpA(4)	28	294
Prysmian SpA	13	530
Recordati Industria Chimica e Farmaceutica SpA	5	259
Reply SpA	21	1,955
Snam SpA	28,708	134,706
Telecom Italia SpA(1)	528	165
Terna - Rete Elettrica Nazionale	77	577
UniCredit SpA	1,891	45,061

Total Italy		516,114

Japan – 19.85%
ABC-Mart, Inc.	312	5,602
Advantest Corp.	1,588	44,284
Aeon Co. Ltd.	34	679
AGC, Inc.	11	382
Air Water, Inc.	987	12,287
Aisin Corp.	8	302
Ajinomoto Co., Inc.	23	905
ANA Holdings, Inc.(1)	9	178
Asahi Group Holdings Ltd.	274	10,235
Asahi Intecc Co. Ltd.	12	213
Asahi Kasei Corp.	67	424

Astellas Pharma, Inc.	97	1,345
Azbil Corp.	6	186
Bandai Namco Holdings, Inc.	31	635
BayCurrent Consulting, Inc.	7	230
Bridgestone Corp.	839	32,706
Brother Industries Ltd.	12	190
Canon, Inc.	54	1,310
Capcom Co. Ltd.	9	328
Central Japan Railway Co.	40	961
Chiba Bank Ltd.	28	201
Chubu Electric Power Co., Inc.	35	443
Chugai Pharmaceutical Co. Ltd.	35	1,082
Concordia Financial Group Ltd.	58	264
Cosmos Pharmaceutical Corp.	357	36,458
CyberAgent, Inc.	22	119
Dai Nippon Printing Co. Ltd.	12	307
Daiei Kankyo Co. Ltd.	236	3,327
Daifuku Co. Ltd.	392	7,392
Dai-ichi Life Holdings, Inc.	1,060	21,879
Daiichi Sankyo Co. Ltd.	97	2,656
Daikin Industries Ltd.	14	2,179
Daito Trust Construction Co. Ltd.	3	348
Daiwa House Industry Co. Ltd.	823	22,094
Daiwa House REIT Investment Corp.(2)	0	208
Daiwa Securities Group, Inc.	73	422
Denso Corp.	2,066	33,158
Dentsu Group, Inc.	11	309
Disco Corp.	5	887
Dowa Holdings Co. Ltd.	178	5,519
East Japan Railway Co.	111	6,375
Eisai Co. Ltd.	13	732
ENEOS Holdings, Inc.	162	638
FANUC Corp.	50	1,311
Fast Retailing Co. Ltd.	9	2,004
Fuji Electric Co. Ltd.	7	324
Fuji Media Holdings, Inc.	952	10,194
FUJIFILM Holdings Corp.	2,069	119,710
Fujitsu Ltd.	584	68,638
Fukuoka Financial Group, Inc.	1,090	26,082
GLP J-REIT(2)	0	208
GMO Payment Gateway, Inc.	2	125
Hakuhodo DY Holdings, Inc.	399	3,275
Hamamatsu Photonics KK	7	307
Hankyu Hanshin Holdings, Inc.	12	413
Hikari Tsushin, Inc.	1	152
Hirose Electric Co. Ltd.	2	197
Hitachi Construction Machinery Co. Ltd.	6	188
Hitachi Ltd.	2,076	128,653
Honda Motor Co. Ltd.	12,610	141,858
Hoshizaki Corp.	6	198
Hoya Corp.	19	1,915
Hulic Co. Ltd.	21	191
Ibiden Co. Ltd.	6	329
Idemitsu Kosan Co. Ltd.	11	244
Iida Group Holdings Co. Ltd.	966	16,037
INFRONEER Holdings, Inc.	890	9,211
Inpex Corp.	1,103	16,546
Isuzu Motors Ltd.	1,026	12,902
ITOCHU Corp.	386	13,922
Japan Airlines Co. Ltd.	8	148
Japan Exchange Group, Inc.	27	491
Japan Metropolitan Fund Invest(2)	0	239
Japan Post Bank Co. Ltd.	79	687
Japan Post Holdings Co. Ltd.	1,095	8,761
Japan Post Insurance Co. Ltd.	10	175
Japan Real Estate Investment Corp.(2)	0	277
Japan Tobacco, Inc.	65	1,498
JFE Holdings, Inc.	26	384
JSR Corp.	9	249
Kajima Corp.	23	370
Kansai Electric Power Co., Inc.	37	518
Kao Corp.	2,535	93,972
Kawasaki Kisen Kaisha Ltd.	7	249
KDDI Corp.	228	6,979
Keio Corp.	5	182
Keisei Electric Railway Co. Ltd.	7	239
Keyence Corp.	255	94,366
Kikkoman Corp.	8	393
Kintetsu Group Holdings Co. Ltd.	10	272
Kirin Holdings Co. Ltd.	2,095	29,327
Kobayashi Pharmaceutical Co. Ltd.	3	116
Kobe Bussan Co. Ltd.	8	183
Koei Tecmo Holdings Co. Ltd.	6	91
Koito Manufacturing Co. Ltd.	11	166
Komatsu Ltd.	2,380	64,197
Konami Group Corp.	5	279
Kose Corp.	2	130

Kubota Corp.	392	5,771
Kurita Water Industries Ltd.	5	188
Kyocera Corp.	1,475	74,789
Kyowa Kirin Co. Ltd.	14	243
Lasertec Corp.	4	638
Lixil Corp.	15	172
M3, Inc.	23	414
Makita Corp.	12	291
Marubeni Corp.	78	1,216
Marui Group Co. Ltd.	437	7,093
MatsukiyoCocokara & Co.	238	4,267
Mazda Motor Corp.	31	350
McDonald’s Holdings Co. Japan Ltd.	5	174
Medipal Holdings Corp.	480	8,114
Megmilk Snow Brand Co. Ltd.	285	4,376
MEIJI Holdings Co. Ltd.	13	316
Minebea Mitsumi, Inc.	1,951	31,783
MISUMI Group, Inc.	15	235
Mitsubishi Chemical Group Corp.	70	444
Mitsubishi Corp.	62	2,959
Mitsubishi Electric Corp.	9,379	115,870
Mitsubishi Estate Co. Ltd.	60	785
Mitsubishi HC Capital, Inc.	47	311
Mitsubishi Heavy Industries Ltd.	466	26,009
Mitsubishi Logistics Corp.	259	6,879
Mitsubishi UFJ Financial Group, Inc.	619	5,249
Mitsui & Co. Ltd.	70	2,524
Mitsui Chemicals, Inc.	10	246
Mitsui Fudosan Co. Ltd.	48	1,053
Mitsui OSK Lines Ltd.	19	517
Miura Co. Ltd.	217	4,369
Mizuho Financial Group, Inc.	131	2,224
Monotaro Co. Ltd.	13	136
MS&AD Insurance Group Holdings, Inc.	398	14,551
Murata Manufacturing Co. Ltd.	2,571	46,896
NEC Corp.	373	20,593
NET One Systems Co. Ltd.	389	7,384
Nexon Co. Ltd.	18	320
NGK Insulators Ltd.	12	163
NH Foods Ltd.	263	7,851
Nidec Corp.	544	25,102
Nintendo Co. Ltd.	54	2,248
Nippon Building Fund, Inc.(2)	0	328
Nippon Express Holdings, Inc.	4	204
Nippon Paint Holdings Co. Ltd.	4,539	30,482
Nippon Prologis Real Estate Investment Trust, Inc.(2)	0	248
Nippon Sanso Holdings Corp.	9	223
Nippon Steel Corp.	46	1,082
Nippon Telegraph & Telephone Corp.	36,661	43,393
Nippon Television Holdings, Inc.	656	6,628
Nippon Yusen KK	26	675
Nissan Chemical Corp.	194	8,260
Nissan Motor Co. Ltd.	124	549
Nisshinbo Holdings, Inc.	804	5,976
Nissin Foods Holdings Co. Ltd.	3	274
Nitori Holdings Co. Ltd.	4	468
Nitto Denko Corp.	8	511
Nomura Holdings, Inc.	3,445	13,795
Nomura Real Estate Holdings, Inc.	6	148
Nomura Real Estate Master Fund, Inc.(2)	0	251
Nomura Research Institute Ltd.	21	533
NS Solutions Corp.	191	5,431
NSK Ltd.	586	3,295
NTT Data Group Corp.	145	1,939
Obayashi Corp.	1,899	16,709
Obic Co. Ltd.	4	561
Odakyu Electric Railway Co. Ltd.	17	248
Oji Holdings Corp.	1,824	7,672
Olympus Corp.	3,498	45,416
Omron Corp.	10	423
Ono Pharmaceutical Co. Ltd.	21	397
Open House Group Co. Ltd.	4	142
Oracle Corp.	97	7,156
Oriental Land Co. Ltd.	58	1,900
ORIX Corp.	63	1,171
Osaka Gas Co. Ltd.	20	324
Otsuka Corp.	6	245
Otsuka Holdings Co. Ltd.	21	728
Pan Pacific International Holdings Corp.	20	424
Panasonic Holdings Corp.	120	1,349
Penta-Ocean Construction Co. Ltd.	1,061	6,307
Persol Holdings Co. Ltd.	2,086	3,388
Rakuten Group, Inc.	82	337
Recruit Holdings Co. Ltd.	984	30,105
Renesas Electronics Corp.(1)	1,034	15,787
Resona Holdings, Inc.	13,528	74,801
Ricoh Co. Ltd.	31	264

Rohm Co. Ltd.	18	338
SBI Holdings, Inc.	13	272
SCSK Corp.	530	9,237
Secom Co. Ltd.	1,346	91,321
Sega Sammy Holdings, Inc.	637	11,742
Seiko Epson Corp.	16	247
Sekisui Chemical Co. Ltd.	287	4,123
Sekisui House Ltd.	33	665
Senko Group Holdings Co. Ltd.	628	4,400
Seven & i Holdings Co. Ltd.	200	7,810
SG Holdings Co. Ltd.	17	214
Sharp Corp.	12	75
Shimadzu Corp.	13	332
Shimano, Inc.	233	31,172
Shimizu Corp.	31	213
Shin-Etsu Chemical Co. Ltd.	95	2,773
Shionogi & Co. Ltd.	14	607
Ship Healthcare Holdings, Inc.	234	3,546
Shiseido Co. Ltd.	1,590	55,716
Shizuoka Financial Group, Inc.	25	206
SMC Corp.	114	51,179
SoftBank Corp.	155	1,759
SoftBank Group Corp.	54	2,275
Sompo Holdings, Inc.	17	724
Sony Group Corp.	1,818	148,642
Square Enix Holdings Co. Ltd.	5	158
Subaru Corp.	3,132	60,909
Sugi Holdings Co. Ltd.	300	11,906
Sumco Corp.	20	254
Sumitomo Bakelite Co. Ltd.	146	6,356
Sumitomo Chemical Co. Ltd.	74	202
Sumitomo Corp.	57	1,128
Sumitomo Electric Industries Ltd.	39	466
Sumitomo Metal Mining Co. Ltd.	308	9,036
Sumitomo Mitsui Financial Group, Inc.	458	22,490
Sumitomo Mitsui Trust Holdings, Inc.	646	24,331
Sumitomo Realty & Development Co. Ltd.	16	418
Suntory Beverage & Food Ltd.	7	219
Suzuki Motor Corp.	20	804
Sysmex Corp.	755	35,863
T&D Holdings, Inc.	855	14,054
Taiheiyo Cement Corp.	716	12,686
Taisei Corp.	218	7,659
Takeda Pharmaceutical Co. Ltd.	4,962	153,813
TBS Holdings, Inc.	424	7,136
TDK Corp.	313	11,553
TechnoPro Holdings, Inc.	111	2,406
Terumo Corp.	35	926
TIS, Inc.	11	248
Tobu Railway Co. Ltd.	10	255
Toho Co. Ltd.	6	208
Tokio Marine Holdings, Inc.	1,034	23,929
Tokyo Electric Power Co. Holdings, Inc.(1)	84	373
Tokyo Electron Ltd.	279	38,109
Tokyo Gas Co. Ltd.	21	485
Tokyu Corp.	28	323
Topcon Corp.	277	3,050
TOPPAN, Inc.	14	333
Toray Industries, Inc.	6,786	35,309
Toshiba Corp.(1)	5	140
Tosoh Corp.	14	183
TOTO Ltd.	8	194
Toyo Seikan Group Holdings Ltd.	754	12,325
Toyo Suisan Kaisha Ltd.	262	10,259
Toyota Industries Corp.	1,982	156,005
Toyota Motor Corp.	574	10,304
Toyota Tsusho Corp.	11	673
Trend Micro, Inc.	7	261
Tsumura & Co.	320	5,944
Unicharm Corp.	1,101	38,915
USS Co. Ltd.	346	5,726
Welcia Holdings Co. Ltd.	5	88
West Japan Railway Co.	12	501
Yakult Honsha Co. Ltd.	13	325
Yamaha Corp.	7	202
Yamaha Motor Co. Ltd.	16	413
Yamato Holdings Co. Ltd.	15	244
Yaskawa Electric Corp.	13	450
Yokogawa Electric Corp.	12	232
Z Holdings Corp.	7,659	21,247
Zensho Holdings Co. Ltd.	5	213
ZOZO, Inc.	676	12,375

Total Japan		3,110,313

Jordan – 0.00%(3)
Hikma Pharmaceuticals Plc	9	234

Total Jordan		234

Luxembourg – 0.51%

ArcelorMittal SA	2,491	62,372
Befesa SA(4)	127	3,880
Eurofins Scientific SE	202	11,370
L’Occitane International SA	800	2,384
Tenaris SA	25	392

Total Luxembourg		80,398

Macau – 0.00%(3)
Sands China Ltd.(1)	125	381

Total Macau		381

Mexico – 0.26%
Arca Continental SAB de CV	387	3,529
Grupo Aeroportuario del Pacifico SAB de CV - Class B	195	3,195
Grupo Financiero Banorte SAB de CV - Class O	561	4,705
Wal-Mart de Mexico SAB de CV	7,562	28,544

Total Mexico		39,973

Netherlands – 5.54%
ABN AMRO Bank NV(4)	22	311
Adyen NV(1)(4)	102	75,462
Aegon NV	97	466
Akzo Nobel NV	9	639
Argenx SE(1)	3	1,436
ASM International NV	160	66,729
ASML Holding NV	194	113,925
ASML Holding NV - Class REG	101	59,443
ASR Nederland NV	9	323
BE Semiconductor Industries NV	4	395
Euronext NV(4)	5	326
EXOR NV	429	37,973
Heineken Holding NV	7	522
Heineken NV	286	25,171
IMCD NV	287	36,233
ING Groep NV	3,701	48,777
JDE Peet’s NV	7	186
Koninklijke Ahold Delhaize NV	676	20,373
Koninklijke KPN NV	5,405	17,807
Koninklijke Philips NV	9,362	186,796
NN Group NV	13	426
OCI NV	6	155
Prosus NV(1)	2,374	69,949
QIAGEN NV(1)	12	475
Randstad NV	1,411	77,975
Stellantis NV	121	2,307
Topicus.com, Inc.(1)	297	19,616
Universal Music Group NV	43	1,113
Wolters Kluwer NV	14	1,643

Total Netherlands		866,952

New Zealand – 0.31%
Auckland International Airport Ltd.	66	313
Fisher & Paykel Healthcare Corp. Ltd.	30	392
Fletcher Building Ltd.	906	2,547
Mercury NZ Ltd.	41	149
Meridian Energy Ltd.	66	204
Spark New Zealand Ltd.	98	281
Xero Ltd.(1)	630	45,287

Total New Zealand		49,173

Norway – 0.36%
Adevinta ASA - Class B(1)	14	141
Aker BP ASA	17	471
DNB Bank ASA	910	18,290
Equinor ASA	998	32,694
Gjensidige Forsikring ASA	10	151
Kongsberg Gruppen ASA	5	194
Mowi ASA	24	433
Norsk Hydro ASA	72	453
Orkla ASA	41	303
Salmar ASA	4	195
Schibsted ASA - Class A	84	1,881
Schibsted ASA - Class B	38	789
Telenor ASA	38	433
Yara International ASA	9	343

Total Norway		56,771

Portugal – 0.30%
EDP - Energias de Portugal SA	170	705
Galp Energia SGPS SA	26	382
Jeronimo Martins SGPS SA	2,080	46,720

Total Portugal		47,807

Russia – 0.00%(3)
Severstal PAO - GDR(1)(2)(6)(7)	147	—
X5 Retail Group NV - GDR(1)(2)(6)(7)	65	—

Total Russia		—

Singapore – 1.93%
BOC Aviation Ltd.(4)	309	2,154
CapitaLand Ascendas REIT	195	392
CapitaLand Integrated Commercial Trust	285	385
Capitaland Investment Ltd.	138	311
City Developments Ltd.	27	129
DBS Group Holdings Ltd.	570	13,989

Genting Singapore Ltd.	360	222
Grab Holdings Ltd. - Class A(1)	97	344
Jardine Cycle & Carriage Ltd.	5	119
Keppel Corp. Ltd.	76	376
Mapletree Logistics Trust	180	220
Mapletree Pan Asia Commercial Trust	132	138
Oversea-Chinese Banking Corp. Ltd.	183	1,710
Sea Ltd. - ADR(1)	19	841
Seatrium Ltd.(1)	2,323	227
Sembcorp Industries Ltd.	47	174
Singapore Airlines Ltd.	80	379
Singapore Exchange Ltd.	40	286
Singapore Technologies Engineering Ltd.	81	230
Singapore Telecommunications Ltd.	34,894	61,766
United Overseas Bank Ltd.	10,476	218,195
UOL Group Ltd.	24	113
Wilmar International Ltd.	103	279

Total Singapore		302,979

South Africa – 0.08%
African Rainbow Minerals Ltd.	226	2,029
Bid Corp. Ltd.	163	3,623
Capitec Bank Holdings Ltd.	32	2,875
Naspers Ltd. - Class N	29	4,692

Total South Africa		13,219

South Korea – 0.45%
Amorepacific Group	19	423
Hana Financial Group, Inc.	106	3,317
Hankook Tire & Technology Co. Ltd.	69	2,009
Hyundai Motor Co.	11	1,550
LG Corp.	19	1,191
Samsung Electronics Co. Ltd.	908	45,904
Shinhan Financial Group Co. Ltd.	587	15,459

Total South Korea		69,853

Spain – 1.71%
Acciona SA	1	160
Acerinox SA	457	4,420
ACS Actividades de Construccion y Servicios SA	13	453
Aena SME SA(4)	4	615
Amadeus IT Group SA	24	1,426
Banco Bilbao Vizcaya Argentaria SA	323	2,611
Banco Santander SA	38,688	147,327
CaixaBank SA	17,865	71,174
Cellnex Telecom SA(4)	30	1,041
Corp. ACCIONA Energias Renovables SA	3	88
EDP Renovaveis SA	17	280
Enagas SA	9	146
Endesa SA	18	359
Ferrovial SE	27	815
Fluidra SA	837	17,086
Gestamp Automocion SA(4)	1,206	5,028
Grifols SA(1)	15	200
Iberdrola SA	331	3,699
Industria de Diseno Textil SA	57	2,118
Naturgy Energy Group SA	8	212
Redeia Corp. SA	18	280
Repsol SA	69	1,135
Telefonica SA	282	1,153
Viscofan SA	114	6,946

Total Spain		268,772

Sweden – 2.61%
Alfa Laval AB	166	5,702
Assa Abloy AB - Class B	1,121	24,352
Atlas Copco AB - Class A	8,494	114,074
Atlas Copco AB - Class B	81	944
Beijer Ref AB - Class B	20	212
Boliden AB	15	417
Epiroc AB - Class A	2,110	40,067
Epiroc AB - Class B	21	335
EQT AB	18	364
Essity AB - Class B	32	694
Evolution AB(4)	622	62,762
Fastighets AB Balder - Class B(1)	43	193
Getinge AB - Class B	208	3,654
H & M Hennes & Mauritz AB - Class B	34	485
Hexagon AB - Class B	108	919
Holmen AB - Class B	5	187
Husqvarna AB - Class B	22	167
Industrivarden AB - Class A	8	204
Industrivarden AB - Class C	8	214
Indutrade AB	14	259
Investment AB Latour - Class B	7	127
Investor AB - Class B	3,118	59,694
L E Lundbergforetagen AB - Class B	4	168
Lifco AB - Class B	13	220
MIPS AB	45	1,511
Nibe Industrier AB - Class B	78	512
Saab AB - Class B	4	212

Sagax AB - Class B	10	191
Sandvik AB	642	11,814
Securitas AB - Class B	26	204
Skandinaviska Enskilda Banken AB - Class A	87	1,037
Skanska AB - Class B	17	284
SKF AB - Class B	20	339
Spotify Technology SA(1)	229	35,419
Svenska Cellulosa AB SCA - Class B	32	440
Svenska Handelsbanken AB - Class A	1,896	16,872
Swedbank AB	47	868
Swedish Orphan Biovitrum AB(1)	10	209
Tele2 AB - Class B	30	230
Telefonaktiebolaget LM Ericsson - Class B	153	744
Telia Co. AB	9,298	19,180
Viaplay Group AB - Class B(1)	321	1,026
Volvo AB - Class A	10	213
Volvo AB - Class B	82	1,679
Volvo Car AB - Class B(1)	30	123

Total Sweden		409,521

Switzerland – 5.33%
ABB Ltd.	845	30,173
Adecco Group AG	8	349
Alcon, Inc.	26	2,015
Bachem Holding AG - Class B	2	132
Baloise Holding AG	3	365
Banque Cantonale Vaudoise	2	161
Barry Callebaut AG(2)	0	301
BKW AG	1	192
Chocoladefabriken Lindt & Spruengli AG(2)	0	589
Chocoladefabriken Lindt & Spruengli AG - REG(2)	0	547
Cie Financiere Richemont SA	26	3,171
Cie Financiere Richemont SA	706	85,949
Clariant AG(1)	11	180
Coca-Cola HBC AG(1)	12	340
DSM-Firmenich AG	10	832
Dufry AG(1)	5	197
EMS-Chemie Holding AG(2)	0	251
Geberit AG	35	17,324
Givaudan SA(2)	0	1,579
Glencore Plc	6,992	39,815
Helvetia Holding AG	2	275
Holcim AG(1)	326	20,837
Julius Baer Group Ltd.	805	51,520
Kuehne & Nagel International AG	3	804
Logitech International SA	91	6,285
Lonza Group AG	125	57,754
Nestle SA	702	79,505
Novartis AG	1,485	151,669
Partners Group Holding AG	1	1,338
Roche Holding AG	2	489
Roche Holding AG	446	121,860
Schindler Holding AG	1	237
Schindler Holding AG	2	425
SGS SA	8	674
SIG Group AG(1)	16	384
Sika AG	270	68,338
Sonova Holding AG	61	14,430
Straumann Holding AG	6	747
Swatch Group AG - BR	2	401
Swatch Group AG - REG	3	130
Swiss Life Holding AG	2	1,022
Swiss Prime Site AG	4	386
Swiss Re AG	16	1,638
Swisscom AG	1	818
Temenos AG	3	234
UBS Group AG	2,621	64,564
VAT Group AG(4)	1	510
Zurich Insurance Group AG	8	3,729

Total Switzerland		835,465

Taiwan – 1.55%
Advantech Co. Ltd.	382	4,087
Chailease Holding Co. Ltd.	324	1,822
Delta Electronics, Inc.	412	4,150
Hon Hai Precision Industry Co. Ltd.	13,744	44,301
MediaTek, Inc.	85	1,943
Taiwan Semiconductor Manufacturing Co. Ltd.	4,345	70,848
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,335	116,036

Total Taiwan		243,187

Thailand – 0.02%
Kasikornbank PCL	155	534
Thai Beverage PCL	7,047	2,962

Total Thailand		3,496

United Kingdom – 18.45%
3i Group Plc	1,758	44,250
Abrdn Plc	111	210
Admiral Group Plc	345	9,964
Anglo American Plc	69	1,902

Ashtead Group Plc	632	38,348
Associated British Foods Plc	19	467
AstraZeneca Plc	594	80,128
Auto Trader Group Plc(4)	9,175	68,939
Aviva Plc	3,319	15,710
BAE Systems Plc	7,287	88,553
Barclays Plc	31,593	60,894
Barratt Developments Plc	919	4,925
Berkeley Group Holdings Plc	6	278
BP Plc	36,799	237,201
British American Tobacco Plc	115	3,604
BT Group Plc - Class A	365	518
Bunzl Plc	469	16,690
Burberry Group Plc	1,234	28,607
Capita Plc(1)	7,880	1,636
Centrica Plc	302	567
Close Brothers Group Plc	371	3,999
CNH Industrial NV	1,863	22,617
Coca-Cola Europacific Partners Plc	178	11,146
Compass Group Plc	3,265	79,470
ConvaTec Group Plc(4)	5,596	14,830
Croda International Plc	7	434
Diageo Plc	935	34,483
Dowlais Group Plc	538	705
DS Smith Plc	1,681	5,864
easyJet Plc(1)	1,558	8,077
Endeavour Mining Plc	10	190
Entain Plc	1,550	17,584
Farfetch Ltd. - Class A(1)	1,890	3,949
Ferguson Plc	411	67,638
Future Plc	523	5,650
Games Workshop Group Plc	323	41,637
GSK Plc	7,496	135,622
Haleon Plc	293	1,216
Halma Plc	19	458
Hargreaves Lansdown Plc	2,686	25,260
Hays Plc	3,259	4,322
HSBC Holdings Plc	344	2,687
HSBC Holdings Plc	8,089	63,296
IG Group Holdings Plc	484	3,786
Imperial Brands Plc	5,986	121,444
Inchcape Plc	1,581	14,561
Informa Plc	72	661
InterContinental Hotels Group Plc	127	9,375
International Personal Finance Plc	1,571	2,415
Intertek Group Plc	971	48,544
ITV Plc	10,350	8,891
J Sainsbury Plc	17,903	55,133
JD Sports Fashion Plc	139	252
John Wood Group Plc(1)	1,372	2,585
Johnson Matthey Plc	9	185
Jupiter Fund Management Plc	2,208	2,574
Kingfisher Plc	27,243	73,955
Land Securities Group Plc	38	275
Legal & General Group Plc	319	861
Lloyds Banking Group Plc	285,635	153,499
London Stock Exchange Group Plc	22	2,228
M&G Plc	129	309
Melrose Industries Plc	611	3,483
Mobico Group Plc	3,173	3,420
Mondi Plc	26	437
National Grid Plc	199	2,379
NatWest Group Plc	6,777	19,385
Next Plc	7	609
Ocado Group Plc(1)	33	241
Pagegroup Plc	1,905	9,742
Pearson Plc	34	354
Persimmon Plc	17	221
Pets at Home Group Plc	1,456	5,917
Phoenix Group Holdings Plc	40	233
Rathbones Group Plc	192	4,056
Reckitt Benckiser Group Plc	901	63,530
RELX Plc	1,157	39,042
Rentokil Initial Plc	132	984
Rightmove Plc	10,344	70,591
Rio Tinto Plc	400	25,097
Rolls-Royce Holdings Plc(1)	6,392	17,127
Rotork Plc	1,276	4,833
RWS Holdings Plc	558	1,632
Sage Group Plc	54	654
Schroders Plc	46	227
Segro Plc	64	561
Serco Group Plc	5,533	10,058
Severn Trent Plc	13	380
Shell Plc	3,066	98,691
Shell Plc	5,052	160,117
Smith & Nephew Plc	388	4,815

Smiths Group Plc		19	368
Softcat Plc		193	3,423
Spirax-Sarco Engineering Plc		4	457
SSE Plc		3,674	71,991
SSP Group Plc(1)		7,244	17,906
St James’s Place Plc		485	4,891
Standard Chartered Plc		5,946	54,692
Taylor Wimpey Plc		2,658	3,790
Tesco Plc		51,752	166,459
Trainline Plc(1)(4)		6,785	23,114
Travis Perkins Plc		3,071	31,395
Unilever Plc		135	6,679
United Utilities Group Plc		36	415
Vanquis Banking Group Plc		869	1,336
Vodafone Group Plc		9,669	9,064
Weir Group Plc		1,797	41,509
WH Smith Plc		437	7,127
Whitbread Plc		11	451
Wise Plc - Class A(1)		3,487	29,079
WPP Plc		12,588	112,153

Total United Kingdom			2,891,173

United States – 2.44%
Aon Plc - Class A		271	87,964
BeiGene Ltd.(1)		1,363	18,811
Coupang, Inc. - Class A(1)		1,124	19,100
EPAM Systems, Inc.(1)		142	36,305
Linde Plc		133	49,549
Mettler-Toledo International, Inc.(1)		87	96,439
Samsonite International SA(1)(4)		1,054	3,604
Southern Copper Corp.		69	5,203
STERIS Plc		295	64,753

Total United States			381,728

Uruguay – 0.72%
MercadoLibre, Inc.(1)		89	112,657

Total Uruguay			112,657

Total Common Stocks (Cost: $14,647,200)			15,281,234

PREFERRED STOCKS – 0.29%
Germany – 0.29%
Bayerische Motoren Werke AG		3	286
Dr Ing hc F Porsche AG(4)		6	553
Henkel AG & Co. KGaA		9	641
Porsche Automobil Holding SE		8	407
Sartorius AG		1	463
Volkswagen AG		380	43,645

Total Germany			45,995

South Korea – 0.00%(3)
Amorepacific Group		7	112

Total South Korea			112

Total Preferred Stocks (Cost: $75,663)			46,107

RIGHTS – 0.00%(3)
Brazil – 0.00%(3)
Localiza Rent a Car SA, expires 12/31/2049(1)		3	8

Total Brazil			8

Total Rights (Cost: $5)			8

SHORT-TERM INVESTMENTS – 1.78%
Money Market Funds – 1.64%
Goldman Sachs Financial Square Government Fund - Class I, 5.23%(5)		255,687	255,687

Total Money Market Funds (Cost: $255,687)			255,687

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.14%
ANZ, Hong Kong, 2.76% due 10/02/2023	AUD	2,225	1,431
Brown Brothers Harriman, 0.55% due 10/02/2023	CHF	57	63
Brown Brothers Harriman, 2.75% due 10/02/2023	DKK	53	7
Brown Brothers Harriman, 3.06% due 10/02/2023	SEK	237	22
Brown Brothers Harriman, 3.28% due 10/02/2023	NOK	120	11
Brown Brothers Harriman, 3.75% due 10/02/2023	NZD	35	21
Brown Brothers Harriman, 6.46% due 10/02/2023	ZAR	835	44
Citibank, London, 3.06% due 10/02/2023	EUR	357	378
Citibank, New York, 4.83% due 10/02/2023		$858	858
HSBC, Hong Kong, 4.38% due 10/03/2023	HKD	7,620	973
HSBC, Singapore, 2.85% due 10/02/2023	SGD	60	44
JP Morgan, New York, 4.83% due 10/02/2023		$197	197
Royal Bank of Canada, Toronto, 4.05% due 10/03/2023(2)	CAD	0	0
Skandinaviska Enskilda Banken AB, Stockholm, 0.55% due 10/02/2023	CHF	117	128
Skandinaviska Enskilda Banken AB, Stockholm, 3.06% due 10/02/2023	EUR	2,056	2,174
Skandinaviska Enskilda Banken AB, Stockholm, 4.42% due 10/02/2023	GBP	2,244	2,738
Sumitomo, Tokyo, -0.38% due 10/02/2023	JPY	2,031,272	13,592
Total Time Deposits (Cost: $22,681)			22,681

Total Short-Term Investments (Cost: $278,368)			278,368

TOTAL INVESTMENTS IN SECURITIES – 99.56% (Cost: $15,001,236)			15,605,717

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.44%			69,077

TOTAL NET ASSETS – 100.00%			$15,674,794

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

ZAR South African Rand

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Amount calculated is less than 0.005%.
(4)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $459,184, which represents 2.93% of total net assets.

(5)	Represents annualized seven-day yield as of the close of the reporting period.
(6)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.
(7)	Security that is restricted at September 30, 2023. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
57	Euro Stoxx 50 Future	Dec. 2023	EUR	2,413	$2,534	$(18)
20	FTSE 100 INDEX Future	Dec. 2023	GBP	1,512	1,872	26
11	TOPIX INDEX Future	Dec. 2023	JPY	258,927	1,710	(22)

						$(14)

COMMON STOCKS	Percentage of Net Assets
Communication Services	3.88%
Consumer Discretionary	13.27
Consumer Staples	8.52
Energy	4.00
Financials	16.90
Healthcare	13.18
Industrials	19.43
Information Technology	9.81
Materials	5.38
Real Estate	0.36
Utilities	2.76

Total Common Stocks	97.49

PREFERRED STOCKS
Consumer Discretionary	0.29
Consumer Staples	0.00	(1)
Healthcare	0.00	(1)

Total Preferred Stocks	0.29

RIGHTS
Industrials	0.00	(1)
Total Rights	0.00	(1)

SHORT-TERM INVESTMENTS	1.78

TOTAL INVESTMENTS	99.56

OTHER ASSETS IN EXCESS OF LIABILITIES	0.44

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

September 30, 2023 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 95.68%
Australia – 3.15%
Ampol Ltd.	9	$194
ANZ Group Holdings Ltd.	121	1,978
APA Group	35	188
BHP Group Ltd.	60	1,706
BHP Group Ltd.	87	2,453
Brambles Ltd.	30	275
Challenger Ltd.	105	431
Cochlear Ltd.	35	5,696
Coles Group Ltd.	76	759
Commonwealth Bank of Australia	22	1,427
Computershare Ltd.	5	82
CSL Ltd.	56	9,064
Dexus Property Group	31	144
Endeavour Group Ltd.	83	281
Goodman Group	19	254
IGO Ltd.	293	2,347
Macquarie Group Ltd.	15	1,578
Medibank Pvt Ltd.	57	126
Mineral Resources Ltd.	4	154
National Australia Bank Ltd.	30	557
Newcrest Mining Ltd.	13	209
Northern Star Resources Ltd.	11	71
Qantas Airways Ltd.(1)	17	58
REA Group Ltd.(2)	0	33
Rio Tinto Ltd.	10	744
Scentre Group	344	540
Seek Ltd.	7	105
Sonic Healthcare Ltd.	18	346
South32 Ltd.	68	146
Telstra Group Ltd.	87	215
Transurban Group	42	339
Washington H Soul Pattinson & Co. Ltd.	4	74
Wesfarmers Ltd.	15	518
Westpac Banking Corp.	49	660
Woodside Energy Group Ltd.	9	206
Worley Ltd.	165	1,833

Total Australia		35,791

Austria – 0.18%
Erste Group Bank AG	26	888
OMV AG	1	48
Verbund AG	14	1,159

Total Austria		2,095

Belgium – 0.24%
Anheuser-Busch InBev SA	10	575
D’ieteren Group	3	497
Elia Group SA/NV	5	505
Groupe Bruxelles Lambert NV	11	833
KBC Group NV	1	77
Umicore SA	11	258

Total Belgium		2,745

Brazil – 0.63%
Ambev SA - ADR	1,970	5,082
Banco do Brasil SA	159	1,493
XP, Inc. - Class A	23	541

Total Brazil		7,116

Canada – 3.31%
Alimentation Couche-Tard, Inc.	186	9,462
Brookfield Corp.	62	1,931
Canadian National Railway Co.	87	9,449
Definity Financial Corp.	30	836
Element Fleet Management Corp.	180	2,581
Magna International, Inc.	136	7,304
National Bank of Canada	43	2,886
Sun Life Financial, Inc.	65	3,163

Total Canada		37,612

Chile – 0.14%
Antofagasta Plc	92	1,594

Total Chile		1,594

China – 0.94%
Alibaba Group Holding Ltd. - ADR(1)	3	222
Alibaba Group Holding Ltd.(1)	417	4,526
Haier Smart Home Co. Ltd. - Class H	92	288
PICC Property & Casualty Co. Ltd. - Class H	930	1,191
Ping An Insurance Group Co. of China Ltd. - Class H	98	553
Tencent Holdings Ltd.	11	411
Trip.com Group Ltd. - ADR(1)	100	3,513

Total China		10,704

Denmark – 3.41%
AP Moller - Maersk - Class B(2)	0	223
Carlsberg AS - Class B(2)	0	52
CHR Hansen Holding	70	4,297

Coloplast - Class B	61	6,483
Danske Bank	179	4,156
DSV	2	314
Genmab(1)	2	819
Novo Nordisk - Class B	238	21,664
Tryg	37	675
Vestas Wind Systems(1)	5	107

Total Denmark		38,790

Finland – 1.65%
Elisa OYJ	5	222
Fortum OYJ	3	37
Kesko OYJ - Class B	29	518
Kone OYJ - Class B	140	5,889
Neste OYJ	32	1,080
Nokia OYJ	1,828	6,874
Nordea Bank Abp - Class A	63	691
Sampo OYJ - Class A	40	1,718
Stora Enso OYJ - Class R	90	1,128
UPM-Kymmene OYJ	19	639

Total Finland		18,796

France – 12.90%
Accor SA	206	6,935
Air Liquide SA	72	12,198
Airbus SE	6	785
Amundi SA(3)	130	7,324
AXA SA	168	4,988
BNP Paribas SA	41	2,591
Bouygues SA	80	2,814
Bureau Veritas SA	17	421
Capgemini SE	1	151
Carrefour SA	5	93
Cie de Saint-Gobain SA	3	151
Cie Generale des Etablissements Michelin SCA	282	8,626
Covivio	6	279
Credit Agricole SA	8	93
Danone SA	10	539
Dassault Systemes SE	166	6,173
Eiffage SA(2)	0	22
Engie SA	226	3,460
EssilorLuxottica SA	14	2,488
Gecina SA	1	92
Hermes International SCA	3	5,530
Ipsen SA	4	561
Kering SA	6	2,500
Legrand SA	26	2,433
L’Oreal SA	29	12,168
LVMH Moet Hennessy Louis Vuitton SE	18	13,747
Orange SA	18	202
Pernod Ricard SA	5	806
Publicis Groupe SA	67	5,095
Renault SA	2	98
Rexel SA	369	8,279
Safran SA	18	2,748
Sanofi	138	14,821
Schneider Electric SE	4	672
SCOR SE	36	1,112
Societe Generale SA	13	322
STMicroelectronics NV	8	352
Teleperformance SE	1	101
TotalEnergies SE	207	13,640
Veolia Environnement SA	4	123
Vinci SA	4	419
Vivendi SE	47	409

Worldline SA(1)(3)	11	307

Total France		146,668
Germany – 9.18%
Adidas AG	40	7,019
Allianz SE	3	800
BASF SE	212	9,612
Bayer AG	111	5,342
Bayerische Motoren Werke AG	5	483
Beiersdorf AG	1	174
Carl Zeiss Meditec AG	10	882
Covestro AG(1)(3)	249	13,381
Daimler Truck Holding AG	259	8,955
Deutsche Bank AG	22	245
Deutsche Boerse AG	2	330
Deutsche Post AG	15	592
Deutsche Telekom AG	29	609
E.ON SE	23	268
Evonik Industries AG	142	2,590
Evotec SE(1)	39	771
Fresenius Medical Care AG & Co. KGaA	121	5,212
Fresenius SE & Co. KGaA	56	1,731
Hannover Rueck SE	1	136
Infineon Technologies AG	20	647
KION Group AG	27	1,029
Mercedes-Benz Group AG - Class REGISTERED	5	318
Merck KGaA	44	7,408
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13	5,219

Nemetschek SE	7	446
RWE AG	10	387
SAP SE	114	14,732
Siemens AG	67	9,637
Siemens Healthineers AG(3)	64	3,227
Symrise AG - Class A	6	551
Telefonica Deutschland Holding AG	245	439
Vonovia SE	13	300
Zalando SE(1)(3)	38	853

Total Germany		104,325

Hong Kong – 2.91%
AIA Group Ltd.	1,423	11,511
Beijing Enterprises Holdings Ltd.	113	389
Budweiser Brewing Co. APAC Ltd.(3)	220	431
China Overseas Land & Investment Ltd.	190	392
CLP Holdings Ltd.	656	4,844
ESR Group Ltd.(3)	236	330
Galaxy Entertainment Group Ltd.	894	5,349
Hong Kong Exchanges & Clearing Ltd.	13	490
Jardine Matheson Holdings Ltd.	59	2,743
Link Real Estate Investment Trust	122	595
MTR Corp. Ltd.	161	636
Power Assets Holdings Ltd.	50	241
Prudential Plc	474	5,091
Sun Hung Kai Properties Ltd.	4	43

Total Hong Kong		33,085

Hungary – 0.13%
OTP Bank Nyrt	41	1,485

Total Hungary		1,485

Ireland – 1.24%
AerCap Holdings NV(1)	1	71
Bank of Ireland Group Plc	354	3,459
CRH Plc	12	636
DCC Plc	36	1,989
Experian Plc	232	7,584
Flutter Entertainment Plc(1)	2	249
James Hardie Industries Plc(1)	5	142

Total Ireland		14,130

Israel – 0.10%
Azrieli Group Ltd.	6	313
Check Point Software Technologies Ltd.(1)	6	776
Wix.com Ltd.(1)	1	48

Total Israel		1,137

Italy – 1.65%
Assicurazioni Generali SpA	6	125
Enel SpA	1,183	7,255
ENI SpA	23	377
Ferrari NV	14	4,242
FinecoBank Banca Fineco SpA	6	71
Intesa Sanpaolo SpA	468	1,198
Moncler SpA	30	1,718
Nexi SpA(1)(3)	3	18
Poste Italiane SpA(3)	3	34
Prysmian SpA	70	2,817
Recordati SpA	5	229
Snam SpA	18	86
Terna - Rete Elettrica Nazionale	13	98
UniCredit SpA	18	431

Total Italy		18,699

Japan – 18.21%
Advantest Corp.	5	134
Aeon Co. Ltd.	10	196
Aisin Corp.	7	246
Ajinomoto Co., Inc.	5	185
ANA Holdings, Inc.(1)	14	285
Asahi Kasei Corp.	177	1,115
Astellas Pharma, Inc.	255	3,532
Azbil Corp.	3	76
Bandai Namco Holdings, Inc.	14	281
Bridgestone Corp.	38	1,477
Brother Industries Ltd.	15	240
Canon, Inc.	14	332
Central Japan Railway Co.	58	1,410
Chugai Pharmaceutical Co. Ltd.	8	247
Daifuku Co. Ltd.	13	244
Dai-ichi Life Holdings, Inc.	18	374
Daiichi Sankyo Co. Ltd.	8	216
Daikin Industries Ltd.	52	8,215
Denso Corp.	142	2,285
Disco Corp.	3	554
East Japan Railway Co.	4	223
Eisai Co. Ltd.	2	94
Electric Power Development Co. Ltd.	56	911
ENEOS Holdings, Inc.	54	213
FANUC Corp.	187	4,861
Fast Retailing Co. Ltd.	2	327
FUJIFILM Holdings Corp.	4	231
Fujitsu Ltd.	4	459
Fukuoka Financial Group, Inc.	127	3,027
Hamamatsu Photonics KK	20	854

Hankyu Hanshin Holdings, Inc.	1	24
Hikari Tsushin, Inc.	1	91
Hitachi Ltd.	8	465
Honda Motor Co. Ltd.	314	3,527
Hoya Corp.	74	7,599
Ibiden Co. Ltd.	2	95
Iida Group Holdings Co. Ltd.	87	1,435
Inpex Corp.	8	114
Isuzu Motors Ltd.	310	3,900
ITOCHU Corp.	12	415
Japan Post Bank Co. Ltd.	5	40
Japan Post Holdings Co. Ltd.	15	120
Japan Tobacco, Inc.	16	368
Kao Corp.	14	523
KDDI Corp.	13	398
Keyence Corp.	24	8,766
Kirin Holdings Co. Ltd.	107	1,504
Komatsu Ltd.	317	8,558
Kubota Corp.	24	349
M3, Inc.	25	448
Marubeni Corp.	7	104
McDonald’s Holdings Co. Japan Ltd.	1	38
Minebea Co. Ltd.	213	3,475
MISUMI Group, Inc.	267	4,159
Mitsubishi Corp.	59	2,830
Mitsubishi Electric Corp.	217	2,678
Mitsubishi HC Capital, Inc.	193	1,287
Mitsubishi UFJ Financial Group, Inc.	418	3,545
Mitsui & Co. Ltd.	67	2,419
Mitsui Fudosan Co. Ltd.	123	2,702
Mizuho Financial Group, Inc.	9	146
MS&AD Insurance Group Holdings, Inc.	40	1,478
Murata Manufacturing Co. Ltd.	476	8,685
Nidec Corp.	11	508
Nintendo Co. Ltd.	17	698
Nippon Building Fund, Inc.(2)	0	389
Nippon Telegraph & Telephone Corp.	4,775	5,652
Nissan Motor Co. Ltd.	55	243
Nomura Research Institute Ltd.	9	239
NTT Data Group Corp.	199	2,663
Oji Holdings Corp.	43	183
Olympus Corp.	16	213
Omron Corp.	5	223
Oracle Corp.	6	444
Oriental Land Co. Ltd.	13	426
ORIX Corp.	25	459
Otsuka Holdings Co. Ltd.	38	1,363
Panasonic Holdings Corp.	198	2,233
Rakuten Group, Inc.	97	400
Recruit Holdings Co. Ltd.	67	2,059
Renesas Electronics Corp.(1)	99	1,511
Resona Holdings, Inc.	964	5,328
Ricoh Co. Ltd.	8	69
Secom Co. Ltd.	9	617
Seiko Epson Corp.	2	33
Seven & i Holdings Co. Ltd.	73	2,850
SG Holdings Co. Ltd.	6	73
Sharp Corp.	44	271
Shin-Etsu Chemical Co. Ltd.	307	8,915
Shionogi & Co. Ltd.	8	357
Shiseido Co. Ltd.	3	102
SMC Corp. - ADR	30	683
SMC Corp.	16	7,307
Softbank Corp.	18	200
SoftBank Group Corp.	6	244
Sony Group Corp.	46	3,737
Stanley Electric Co. Ltd.	21	327
Subaru Corp.	366	7,109
Sumitomo Corp.	113	2,257
Sumitomo Metal Mining Co. Ltd.	5	132
Sumitomo Mitsui Financial Group, Inc.	57	2,810
Sumitomo Mitsui Trust Holdings, Inc.	30	1,129
Suzuki Motor Corp.	29	1,174
Sysmex Corp.	98	4,647
T&D Holdings, Inc.	113	1,852
Takeda Pharmaceutical Co. Ltd.	170	5,263
TDK Corp.	2	70
TechnoPro Holdings, Inc.	32	702
Terumo Corp.	207	5,482
THK Co. Ltd.	36	659
Tokio Marine Holdings, Inc.	144	3,339
Tokyo Electron Ltd.	22	3,019
Toray Industries, Inc.	823	4,280
Tosoh Corp.	28	358
TOTO Ltd.	23	599
Toyota Motor Corp.	283	5,081
Yamato Holdings Co. Ltd.	7	109
Yokogawa Electric Corp.	4	79
Z Holdings Corp.	229	636

Total Japan		206,934

Luxembourg – 0.46%
ArcelorMittal	210	5,257
Eurofins Scientific SE(2)	0	28

Total Luxembourg		5,285

Netherlands – 5.50%
Aegon NV	14	68
Akzo Nobel NV	25	1,799
Argenx SE(1)	1	372
ASM International NV	16	6,648
ASML Holding NV	28	16,714
EXOR NV	3	306
Heineken NV	26	2,259
IMCD NV	5	571
ING Groep NV	841	11,085
JDE Peet’s NV	17	468
Koninklijke Ahold Delhaize NV	14	424
Koninklijke KPN NV	29	94
Koninklijke Philips NV	423	8,438
NN Group NV	14	443
NXP Semiconductors NV	15	3,066
Prosus NV(1)	13	389
QIAGEN NV(1)	12	487
Randstad NV	148	8,154
Stellantis NV	19	370
Wolters Kluwer NV	3	372

Total Netherlands		62,527

New Zealand – 0.04%
Meridian Energy Ltd.	66	203
Xero Ltd.(1)	4	266

Total New Zealand		469

Norway – 0.95%
Aker BP ASA	9	249
DNB Bank ASA	183	3,670
Equinor ASA	131	4,301
Gjensidige Forsikring ASA	14	205
Norsk Hydro ASA	23	141
Storebrand ASA	226	1,834
Telenor ASA	31	346

Total Norway		10,746

Portugal – 0.03%
EDP - Energias de Portugal SA	69	287

Total Portugal		287

Singapore – 0.80%
CapitaLand Ascendas REIT	35	71
DBS Group Holdings Ltd.	112	2,741
Oversea-Chinese Banking Corp. Ltd.	78	728
Sea Ltd. - ADR(1)	7	295
Singapore Airlines Ltd.	54	253
Singapore Exchange Ltd.	44	310
Singapore Telecommunications Ltd.	41	72
United Overseas Bank Ltd.	134	2,795
Wilmar International Ltd.	655	1,781

Total Singapore		9,046

South Korea – 1.00%
NAVER Corp.	8	1,224
POSCO Holdings, Inc. - ADR	3	291
POSCO Holdings, Inc.	1	443
Samsung Electronics Co. Ltd.	155	7,860
Shinhan Financial Group Co. Ltd.	58	1,517

Total South Korea		11,335

Spain – 2.08%
Acciona SA	4	542
ACS Actividades Co.	3	106
Aena SME SA(3)	1	226
Amadeus IT Group SA	77	4,675
Banco Bilbao Vizcaya Argentaria SA	44	355
Banco Santander SA	131	500
CaixaBank SA	1,161	4,627
Cellnex Telecom SA(3)	12	422
EDP Renovaveis SA	27	435
Ferrovial SE	6	171
Iberdrola SA	44	493
Industria de Diseno Textil SA	283	10,536
Repsol SA	21	346
Telefonica SA	50	204

Total Spain		23,638

Sweden – 1.44%
Alleima AB	1	4
Assa Abloy AB - Class B	15	328
Atlas Copco AB - Class A	44	593
Atlas Copco AB - Class B	368	4,300
Autoliv, Inc.	17	1,674
Boliden AB	4	124
Elekta AB - Class B	134	909
EQT AB	23	456
Essity AB - Class B	10	212
Evolution AB(3)	1	145
Fastighets AB Balder - Class B(1)	54	242
H & M Hennes & Mauritz AB - Class B	16	222
Hexagon AB - Class B	118	1,006

Industrivarden AB - Class C	4	100
Indutrade AB	31	577
Investment AB Latour - Class B	13	226
Investor AB - Class B	20	374
Sagax AB - Class B	13	252
Sandvik AB	72	1,326
Securitas AB - Class B	6	44
Skandinaviska Enskilda Banken AB - Class A	45	535
Svenska Handelsbanken AB - Class A	169	1,505
Telefonaktiebolaget LM Ericsson - Class B	186	904
Volvo AB - Class B	13	274

Total Sweden		16,332

Switzerland – 9.43%
ABB Ltd.	101	3,604
Accelleron Industries AG	1	25
Adecco Group AG	6	255
Alcon, Inc.	23	1,750
Barry Callebaut AG(2)	0	251
Cie Financiere Richemont SA	3	334
Clariant AG(1)	19	297
EMS-Chemie Holding AG(2)	0	96
Geberit AG	2	1,019
Givaudan SA(2)	0	319
Glencore Plc	96	549
Holcim AG(1)	3	166
Julius Baer Group Ltd.	128	8,192
Kuehne & Nagel International AG	19	5,386
Lonza Group AG	14	6,643
Nestle SA	179	20,279
Novartis AG	142	14,491
Partners Group Holding AG(2)	0	520
Roche Holding AG	2	584
Roche Holding AG	86	23,603
SGS SA	72	6,052
Sika AG	2	549
Sonova Holding AG	1	282
Straumann Holding AG	2	230
Swisscom AG(2)	0	96
UBS Group AG	324	7,977
VAT Group AG(2)(3)	0	85
Zurich Insurance Group AG	8	3,588

Total Switzerland		107,222

Taiwan – 1.97%
Hon Hai Precision Industry Co. Ltd.	2,053	6,617
Largan Precision Co. Ltd.	5	331
Taiwan Semiconductor Manufacturing Co. Ltd.	384	6,262
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	106	9,185

Total Taiwan		22,395

United Kingdom – 11.49%
3i Group Plc	4	104
Amcor Plc	29	264
Anglo American Plc	40	1,086
Ashtead Group Plc	38	2,302
AstraZeneca Plc	12	1,682
AstraZeneca Plc - ADR	67	4,569
Aviva Plc	608	2,876
BAE Systems Plc	29	355
Barclays Plc	1,799	3,468
Barratt Developments Plc	63	338
Berkeley Group Holdings Plc	11	550
BP Plc	152	978
Bridgepoint Group Plc(3)	250	587
British American Tobacco Plc	38	1,202
BT Group Plc - Class A	230	326
Bunzl Plc	51	1,831
Compass Group Plc	504	12,263
Diageo Plc	262	9,668
Dowlais Group Plc	265	348
Dr Martens Plc	114	195
Great Portland Estates Plc	148	756
GSK Plc	28	501
GSK Plc - ADR	52	1,884
Haleon Plc	35	144
Halma Plc	31	735
HSBC Holdings Plc	1,051	8,224
Intertek Group Plc	11	572
J Sainsbury Plc	2,348	7,230
Johnson Matthey Plc	77	1,524
Kingfisher Plc	712	1,933
Land Securities Group Plc	16	115
Legal & General Group Plc	102	274
Lloyds Banking Group Plc	3,685	1,980
London Stock Exchange Group Plc	3	345
Melrose Industries Plc	331	1,887
Mondi Plc	36	594
National Grid Plc	212	2,540
NatWest Group Plc	781	2,235
Next Plc	22	1,967
Ocado Group Plc(1)	41	301
Persimmon Plc	85	1,109

Reckitt Benckiser Group Plc	73	5,161
RELX Plc	21	692
Rentokil Initial Plc	51	377
Rio Tinto Plc	10	601
Sage Group Plc	7	88
Schroders Plc	5	27

Segro Plc		64	562
Severn Trent Plc		4	116
Shell Plc		48	1,536
Shell Plc - ADR		38	2,428
Shell Plc		282	9,088
Smith & Nephew Plc		14	174
Smiths Group Plc		3	63
SSE Plc		15	292
Standard Chartered Plc		596	5,484
Taylor Wimpey Plc		245	349
TechnipFMC Plc		76	1,542
Tesco Plc		1,775	5,711
Travis Perkins Plc		381	3,895
Unilever Plc		128	6,327
United Utilities Group Plc		11	126
Vodafone Group Plc - ADR		111	1,057
Vodafone Group Plc		1,960	1,837
Whitbread Plc		6	267
WPP Plc		114	1,018

Total United Kingdom			130,660

United States – 0.52%
Broadcom, Inc.		6	4,833
Samsonite International SA(1)(3)		329	1,125

Total United States			5,958

Total Common Stocks (Cost: $1,010,942)			1,087,606

PREFERRED STOCKS – 0.45%
Germany – 0.45%
Dr Ing hc F Porsche AG(3)		10	981
Henkel AG & Co. KGaA		3	245
Porsche Automobil Holding SE		4	208
Volkswagen AG		32	3,631

Total Germany			5,065

Total Preferred Stocks (Cost: $5,878)			5,065

SHORT-TERM INVESTMENTS – 3.23%
Money Market Funds – 3.02%
Goldman Sachs Financial Square Government Fund - Class I, 5.23%(4)		34,247	34,247

Total Money Market Funds (Cost: $34,247)			34,247

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.21%
ANZ, Hong Kong, 2.76% due 10/02/2023	AUD	508	327
Brown Brothers Harriman, 2.75% due 10/02/2023	DKK	11	2
Brown Brothers Harriman, 3.06% due 10/02/2023	SEK	130	12
Brown Brothers Harriman, 3.28% due 10/02/2023	NOK	934	87
Brown Brothers Harriman, 3.75% due 10/02/2023	NZD	8	5
Citibank, New York, 4.83% due 10/02/2023		$699	699
HSBC, Hong Kong, 4.38% due 10/03/2023	HKD	666	85
HSBC, Singapore, 2.85% due 10/02/2023	SGD	264	193
Royal Bank of Canada, Toronto, 4.05% due 10/03/2023	CAD	129	95
Skandinaviska Enskilda Banken AB, Stockholm, 0.55% due 10/02/2023	CHF	9	10
Skandinaviska Enskilda Banken AB, Stockholm, 3.06% due 10/02/2023	EUR	31	33
Skandinaviska Enskilda Banken AB, Stockholm, 4.42% due 10/02/2023	GBP	437	533
Sumitomo, Tokyo, -0.38% due 10/02/2023	JPY	52,373	350

Total Time Deposits (Cost: $2,431)			2,431

Total Short-Term Investments (Cost: $36,678)			36,678
TOTAL INVESTMENTS IN SECURITIES – 99.36%

(Cost: $1,053,498)			1,129,349

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.64%			7,331

TOTAL NET ASSETS – 100.00%			$1,136,680

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

(1) Non-income producing security.

(2) A zero balance may reflect actual amounts rounding to less than one thousand.

(3) Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $29,476, which represents 2.59% of total net assets.

(4) Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

COMMON STOCKS	Percentage of Net Assets
Communication Services	1.98%
Consumer Discretionary	13.01
Consumer Staples	8.63
Energy	3.20
Financials	16.13
Healthcare	16.09
Industrials	15.46
Information Technology	10.86
Materials	7.38
Real Estate	0.74
Utilities	2.20

Total Common Stocks	95.68

PREFERRED STOCKS
Consumer Discretionary	0.43
Consumer Staples	0.02

Total Preferred Stocks	0.45

SHORT-TERM INVESTMENTS	3.23

TOTAL INVESTMENTS	99.36
OTHER ASSETS IN EXCESS OF LIABILITIES	0.64

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of this Schedule of Investments.

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. In calculating NAV, each Fund generally values its investment portfolio at market price. If market quotations are not readily available or they are unreliable, securities are valued at fair value. The Board has ultimate responsibility for determining the fair value of investments. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee of the Funds. The Adviser performs the fair value determination relating to the Funds’ investments that do not have readily available market quotations, or that have market quotations that are unreliable, subject to Board oversight and certain reporting and other requirements. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized including but not limited to: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Adviser has established a Valuation Committee with members from relevant departments within the Adviser to assist the Adviser in carrying out its responsibilities under Rule 2a-5 and in accordance with the Adviser’s valuation policy and procedures. The function of the Valuation Committee is to assess and manage any material risks associated with the determination of the fair value of the Funds’ investments, review the appropriateness and accuracy of fair value methodologies and monitor for circumstances that may necessitate the use of fair value pricing or a change in fair value methodologies, and to determine fair value for the Funds’ investments.

Additionally, the Adviser has adopted, and the Board has approved, valuation policies and procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If a readily-available market quotation for a security is unavailable or unreliable, the Adviser may utilize evaluated prices provided by independent pricing services or brokers to assist in its determination of fair value, and may rely on its Valuation Committee to determine fair value in accordance with its valuation policies and procedures adopted by the Adviser. In such circumstances where fair value pricing is necessary, securities are valued in accordance with the Adviser’s valuation policies and procedures and implemented through the Adviser’s Valuation Committee described above. In establishing a fair value for an investment, the Adviser will use valuation methodologies established by the Adviser and may consider inputs and methodologies provided by, among others, third-party independent pricing services and/or independent broker dealers.

Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, the Adviser attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.

When using fair value to price securities, the Adviser may value those securities higher or lower than a fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Adviser has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Adviser’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s evaluated price provided by an independent pricing service. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using independent pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the bid and ask price on the relevant exchange closest to the close of the NYSE, or at the bid, if no ask is available and are categorized as Level 2 of the fair value hierarchy.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Adviser, on behalf of the Funds, values the repurchase agreements the Funds have entered into based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Core Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Asset-Backed Obligations	$—	$2,098,047	$4,734	$2,102,781
Corporate Bonds
Basic Materials	—	155,986	—	155,986
Communications	—	361,797	—	361,797
Consumer, Cyclical	—	264,455	—	264,455
Consumer, Non-cyclical	—	579,520	—	579,520
Energy	—	482,556	—	482,556
Financials	—	1,902,503	—	1,902,503
Industrials	—	268,804	—	268,804
Technology	—	218,921	—	218,921
Utilities	—	522,844	—	522,844
Government Related
Other Government Related	—	192,082	—	192,082
U.S. Treasury Obligations	—	2,827,276	—	2,827,276
Mortgage-Backed Obligations	—	5,865,985	—	5,865,985
Preferred Stocks
Financials	2,204	—	—	2,204
Short-Term Investments
Money Market Funds	475,616	—	—	475,616
Time Deposits	—	681	—	681

Total Assets	$477,820	$15,741,457	$4,734	$16,224,011

Liabilities
Futures Contracts(1)	$(26,303)	$—	$—	$(26,303)

Total Liabilities	$(26,303)	$—	$—	$(26,303)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps, interest rate swaps and inflation linked swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Core Plus Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Asset-Backed Obligations	$—	$3,600,193	$—		$3,600,193
Corporate Bonds
Basic Materials	—	313,652	—		313,652
Communications	—	746,619	—	(2)	746,619
Consumer, Cyclical	—	509,093	—	(2)	509,093
Consumer, Non-cyclical	—	972,943	—		972,943
Energy	—	788,417	—		788,417
Financials	—	3,394,588	—		3,394,588
Government	—	1,266	—		1,266
Industrials	—	376,761	—		376,761
Technology	—	447,651	—		447,651
Utilities	—	596,011	—		596,011
Convertible Securities
Communications	—	35,213	—		35,213
Consumer, Cyclical	—	7,345	—		7,345
Consumer, Non-cyclical	—	36,709	—		36,709
Utilities	—	13,200	—		13,200
Government Related
Other Government Related	—	449,559	—		449,559
U.S. Treasury Obligations	—	5,862,267	—		5,862,267
Mortgage-Backed Obligations	—	10,045,173	—		10,045,173
Bank Loans	—	306,122	7,114		313,236
Common Stocks
Communications	4,840	9,542	1,120		15,502
Consumer Discretionary	—	—	8,475		8,475
Financials	36	—	—		36
Convertible Preferred Stocks
Financials	39,848	—	—	(2)	39,848
Preferred Stocks
Financials	—	—	—	(2)	—
Rights
Communications	—	—	—	(2)	—
Warrants
Communications	—	—	—	(2)	—
Short-Term Investments
Money Market Funds	1,338,504	—	—		1,338,504
Government Related	—	456,521	—		456,521
Repurchase Agreements	—	565,300	—		565,300
U.S. Treasury Bills	—	1,562,344	—		1,562,344
Time Deposits	—	30,402	—		30,402
Futures Contracts(1)	11,730	—	—		11,730
Forward Foreign Currency Exchange Contracts(1)	—	32,243	—		32,243
Swap Contracts(1)	—	139,980	—		139,980

Total Assets	$1,394,958	$31,299,114	$16,709		$32,710,781

Liabilities
TBA Sale Commitments	$—	$(79,063)	$—		$(79,063)
Futures Contracts(1)	(93,916)	—	—		(93,916)
Forward Foreign Currency Exchange Contracts(1)	—	(16,908)	—		(16,908)
Swap Contracts(1)	—	(196,049)	—		(196,049)

Total Liabilities	$(93,916)	$(292,020)	$—		$(385,936)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps, interest rate swaps and inflation linked swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued less than one thousand.

Municipal Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Municipal Bonds
Education	$—	$802,018	$—	$802,018
General Obligation	—	2,573,558	—	2,573,558
General Revenue	—	3,145,841	—	3,145,841
Healthcare	—	1,065,980	—	1,065,980
Housing	—	668,349	—	668,349
Transportation	—	1,841,016	—	1,841,016
Utilities	—	1,307,002	—	1,307,002
Short-Term Investments
Money Market Funds	244,592	—	—	244,592
Time Deposits	—	1,537	—	1,537
Futures Contracts(1)	$5,050	$—	$—	$5,050

Total Assets	$249,642	$11,405,301	$—	$11,654,943

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Municipal High-Income Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Municipal Bonds
Education	$—	$184,252	$—	$184,252
General Obligation	—	166,930	—	166,930
General Revenue	—	942,709	—	942,709
Healthcare	—	400,965	—	400,965
Housing	—	149,274	—	149,274
Transportation	—	356,539	—	356,539
Utilities	—	120,652	—	120,652
Common Stocks
Basic Materials	3	—	—	3
Consumer, Cyclical	1	—	—	1
Industrials	15	—	—	15
Short-Term Investments
Money Market Funds	5,179	—	—	5,179
U.S. Treasury Bills	—	4,998	—	4,998
Time Deposits	—	1,357	—	1,357

Total Assets	$5,198	$2,327,676	$—	$2,332,874

Liabilities
Futures Contracts(1)	$(12)	$—	$—	$(12)

Total Liabilities	$(12)	$—	$—	$(12)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps, interest rate swaps and inflation linked swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Large Cap Growth Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$1,983,237	$—	$—	$1,983,237
Consumer Discretionary	3,195,056	98,049	—	3,293,105
Consumer Staples	773,776	45,223	—	818,999
Energy	486,514	—	—	486,514
Financials	3,481,615	—	—	3,481,615
Healthcare	3,297,369	—	—	3,297,369
Industrials	1,096,798	—	—	1,096,798
Information Technology	5,997,294	—	—	5,997,294
Materials	732,205	—	—	732,205
Real Estate	468,872	—	—	468,872
Utilities	1,072	—	—	1,072
Preferred Stocks
Consumer Discretionary	—	29,618	—	29,618
Short-Term Investments
Money Market Funds	328,672	—	—	328,672
Time Deposits	—	1,625	—	1,625
Futures Contracts(1)	1	—	—	1

Total Assets	$21,842,481	$174,515	$—	$22,016,996

Liabilities
Futures Contracts(1)	$(4)	$—	$—	$(4)

Total Liabilities	$(4)	$—	$—	$(4)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps, interest rate swaps and inflation linked swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Large Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$1,191,836	$—	$—	(2)	$1,191,836
Consumer Discretionary	1,331,639	93,736	—		1,425,375
Consumer Staples	1,279,460	96,122	—		1,375,582
Energy	1,005,368	75,528	—		1,080,896
Financials	3,189,951	—	—		3,189,951
Healthcare	2,259,381	78,638	—		2,338,019
Industrials	2,270,554	218,502	—		2,489,056
Information Technology	1,283,074	98,280	—		1,381,354
Materials	768,526	—	6		768,532
Real Estate	479,575	—	—		479,575
Utilities	499,200	—	—		499,200
Convertible Preferred Stocks
Utilities	7,567	—	—		7,567
Preferred Stocks
Consumer Discretionary	—	43,793	—		43,793
Short-Term Investments
Money Market Funds	376,443	—	—		376,443
Time Deposits	—	3,104	—		3,104

Total Assets	$15,942,574	$707,703	$6		$16,650,283

Liabilities
Futures Contracts(1)	$(201)	$—	$—		$(201)

Total Liabilities	$(201)	$—	$—		$(201)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued less than one thousand.

Tax Managed Large Cap Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$236,604	$—	$—	$236,604
Consumer Discretionary	252,570	—	—	252,570
Consumer Staples	101,740	—	—	101,740
Energy	132,504	—	—	132,504
Financials	359,986	—	—	359,986
Healthcare	342,515	—	—	342,515
Industrials	248,925	—	—	248,925
Information Technology	602,773	—	—	602,773
Materials	127,864	—	—	127,864
Real Estate	53,469	—	—	53,469
Utilities	51,477	—	—	51,477
Short-Term Investments
Money Market Funds	44,309	—	—	44,309

Total Assets	$2,554,736	$—	$—	$2,554,736

Bridge Builder Small/Mid Cap Growth Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$187,245	$—	$—		$187,245
Consumer Discretionary	638,491	—	—		638,491
Consumer Staples	352,964	—	—		352,964
Energy	210,698	—	—		210,698
Financials	700,139	—	—		700,139
Healthcare	1,354,912	1	294	(2)	1,355,207
Industrials	1,358,381	—	—		1,358,381
Information Technology	1,703,925	—	—		1,703,925
Materials	90,752	—	—		90,752
Real Estate	67,855	—	—		67,855
Utilities	4,555	—	—		4,555
Short-Term Investments
Money Market Funds	173,619	—	—		173,619
Time Deposits	—	1,252	—		1,252

Total Assets	$6,843,536	$1,253	$294		$6,845,083

Liabilities
Futures Contracts (1)	$(96)	$—	$—		$(96)

Total Liabilities	$(96)	$—	$—		$(96)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued less than one thousand.

Bridge Builder Small/Mid Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$84,457	$—	$—	(2)	$84,457
Consumer Discretionary	777,955	—	—		777,955
Consumer Staples	253,158	—	—		253,158
Energy	458,299	—	—		458,299
Financials	1,189,013	—	—		1,189,013
Healthcare	514,250	6	3	(2)	514,259
Industrials	1,341,206	1,808	—		1,343,014
Information Technology	597,800	—	—		597,800
Materials	482,289	—	3		482,292
Real Estate	445,287	—	—		445,287
Utilities	293,680	—	—		293,680
Exchange Traded Funds	8,296	—	—		8,296
Short-Term Investments
Money Market Funds	139,960	—	—		139,960
Time Deposits	—	756	—		756

Total Assets	$6,585,650	$2,570	$6		$6,588,226

Liabilities
Futures Contracts (1)	$(77)	$—	$—		$(77)

Total Liabilities	$(77)	$—	$—		$(77)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued less than one thousand.

Tax Managed Small/Mid Cap Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$18,603	$—	$—		$18,603
Consumer Discretionary	92,641	—	—		92,641
Consumer Staples	28,356	—	—		28,356
Energy	47,200	—	—		47,200
Financials	112,807	—	—		112,807
Healthcare	98,263	—	—	(1)	98,263
Industrials	188,213	—	—		188,213
Information Technology	125,755	—	—		125,755
Materials	38,077	—	—		38,077
Real Estate	35,431	—	—		35,431
Utilities	18,399	—	—		18,399
Short-Term Investments
Money Market Funds	21,207	—	—		21,207
Time Deposits	—	832	—		832

Total Assets	$824,952	$832	$—		$825,784

(1)	Includes a security valued less than one thousand.

International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$42,129	$565,354	$—		$607,483
Consumer Discretionary	247,714	1,832,987	—		2,080,701
Consumer Staples	129,739	1,206,000	—	(2)	1,335,739
Energy	—	626,312	—		626,312
Financials	255,598	2,392,760	—		2,648,358
Healthcare	262,281	1,804,167	—		2,066,448
Industrials	274,804	2,771,132	—		3,045,936
Information Technology	425,681	1,112,490	—		1,538,171
Materials	59,263	783,651	—	(2)	842,914
Real Estate	—	56,178	—		56,178
Utilities	—	432,994	—		432,994
Preferred Stocks
Consumer Discretionary	—	44,891	—		44,891
Consumer Staples	—	753	—		753
Healthcare	—	463	—		463
Rights
Industrials	8	—	—		8
Short-Term Investments
Money Market Funds	255,687	—	—		255,687
Time Deposits	—	22,681	—		22,681
Futures Contracts(1)	26	—	—		26

Total Assets	$1,952,930	$13,652,813	$—		$15,605,743

Liabilities
Futures Contracts(1)	$(40)	$—	$—		$(40)

Total Liabilities	$(40)	$—	$—		$(40)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps, interest rate swaps and inflation linked swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued less than one thousand.

Tax Managed International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$1,352	$21,207	$—	$22,559
Consumer Discretionary	11,425	136,416	—	147,841
Consumer Staples	15,012	83,074	—	98,086
Energy	3,970	32,370	—	36,340
Financials	14,018	169,375	—	183,393
Healthcare	6,453	176,379	—	182,832
Industrials	10,203	165,563	—	175,766
Information Technology	17,908	105,582	—	123,490
Materials	291	83,652	—	83,943
Real Estate	756	7,615	—	8,371
Utilities	—	24,985	—	24,985
Preferred Stocks
Consumer Discretionary	—	4,820	—	4,820
Consumer Staples	—	245	—	245
Short-Term Investments
Money Market Funds	34,247	—	—	34,247
Time Deposits	—	2,431	—	2,431

Total Assets	$115,635	$1,013,714	$—	$1,129,349